UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Balanced Fund
Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 68.4%
	Automobiles and Components - 0.7%
270	Ford Motor Co.	$4,594

	Banks - 3.8%
107	BB&T Corp.	3,969
101	PNC Financial Services Group, Inc.	8,355
289	Wells Fargo & Co.	14,705
		27,029
	Capital Goods - 4.2%
62	3M Co.	8,749
70	Eaton Corp. plc	4,768
92	Fortune Brands Home & Security, Inc.	3,484
94	Ingersoll-Rand plc	5,497
38	PACCAR, Inc.	2,391
46	United Technologies Corp.	4,827
		29,716
	Consumer Durables and Apparel - 0.5%
35	PVH Corp.	3,801

	Diversified Financials - 6.5%
37	Ameriprise Financial, Inc.	4,366
23	BlackRock, Inc.	6,917
165	Citigroup, Inc.	8,090
30	Goldman Sachs Group, Inc.	5,238
165	Invesco Ltd.	6,220
248	JP Morgan Chase & Co.	14,296
48	Santander Consumer USA Holdings, Inc.	918
		46,045
	Energy - 7.0%
65	Anadarko Petroleum Corp.	6,945
231	BG Group plc	4,550
58	Chevron Corp.	7,535
45	EOG Resources, Inc.	4,947
98	Exxon Mobil Corp.	9,676
106	Halliburton Co.	7,327
53	Occidental Petroleum Corp.	5,188
69	Southwestern Energy Co. ●	2,808
		48,976
	Food and Staples Retailing - 1.0%
90	CVS Caremark Corp.	6,849

	Food, Beverage and Tobacco - 3.4%
32	Anheuser-Busch InBev N.V. ADR	3,499
36	Diageo plc ADR	4,268
62	Kraft Foods Group, Inc.	3,321
114	Mondelez International, Inc.	4,093
48	Philip Morris International, Inc.	3,953
120	Unilever N.V. NY Shares ADR	4,923
		24,057
	Health Care Equipment and Services - 3.3%
65	Baxter International, Inc.	4,817
99	Covidien plc	8,582
55	Medtronic, Inc.	3,402
81	UnitedHealth Group, Inc.	6,541
		23,342
	Insurance - 2.5%
107	American International Group, Inc.	5,557
162	Marsh & McLennan Cos., Inc.	8,245
110	Unum Group	3,768
		17,570
	Materials - 2.0%
120	Dow Chemical Co.	6,103
98	International Paper Co.	4,660
60	Nucor Corp.	3,018
		13,781
	Media - 3.0%
57	CBS Corp. Class B	3,251
108	Comcast Corp. Class A	5,792
112	Thomson Reuters Corp.	4,246
87	Walt Disney Co.	7,497
		20,786
	Pharmaceuticals, Biotechnology and Life Sciences - 10.5%
74	Agilent Technologies, Inc.	4,151
44	Amgen, Inc.	5,605
79	AstraZeneca plc ADR	5,765
155	Bristol-Myers Squibb Co.	7,856
62	Celgene Corp. ●	5,368
69	Gilead Sciences, Inc. ●	6,308
28	Johnson & Johnson	2,783
224	Merck & Co., Inc.	12,721
27	Roche Holding AG	7,924
90	UCB S.A.	8,244
59	Vertex Pharmaceuticals, Inc. ●	5,215
55	Zoetis, Inc.	1,820
		73,760
	Retailing - 2.8%
2,007	Allstar Co. ⌂●†	1,805
10	AutoZone, Inc. ●	5,015
75	Home Depot, Inc.	6,088
67	Nordstrom, Inc.	4,659
32	Tory Burch LLC ⌂●†	2,153
		19,720
	Semiconductors and Semiconductor Equipment - 3.7%
115	Analog Devices, Inc.	5,707
277	Intel Corp.	9,374
278	Maxim Integrated Products, Inc.	8,148
65	Xilinx, Inc.	2,678
		25,907
	Software and Services - 6.6%
78	Accenture plc	6,168
96	eBay, Inc. ●	5,042
18	Google, Inc. Class C ●	10,175
302	Microsoft Corp.	13,017
140	Oracle Corp.	5,638
283	Symantec Corp.	6,706
		46,746
	Technology Hardware and Equipment - 4.6%
84	Apple, Inc.	8,019
489	Cisco Systems, Inc.	12,330
283	EMC Corp.	8,277
51	Qualcomm, Inc.	3,729
		32,355
	Telecommunication Services - 0.4%
56	Verizon Communications, Inc.	2,840

1

The Hartford Balanced Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 68.4% - (continued)
	Transportation - 0.8%
41	FedEx Corp.	$5,978

	Utilities - 1.1%
85	NextEra Energy, Inc.	7,981

	Total Common Stocks
	( Cost $334,070)	$481,833

Asset and Commercial Mortgage Backed Securities - 0.2%
	Finance and Insurance - 0.2%
	Ally Master Owner Trust
$900	1.54%, 09/15/2019	$895
	Hilton USA Trust
345	2.66%, 11/05/2030 ■	347
	Santander Drive Automotive Receivables Trust
85	2.33%, 11/15/2019	85
140	2.57%, 03/15/2019	143
		1,470

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $1,473)	$1,470

Corporate Bonds - 10.8%
	Air Transportation - 0.2%
	Continental Airlines, Inc.
$636	5.98%, 04/19/2022	$711
	Southwest Airlines Co.
400	5.75%, 12/15/2016	440
526	6.15%, 08/01/2022	610
		1,761
	Arts, Entertainment and Recreation - 0.8%
	21st Century Fox America
180	4.00%, 10/01/2023	185
	CBS Corp.
710	3.38%, 03/01/2022	706
	Comcast Corp.
320	3.60%, 03/01/2024	327
310	4.65%, 07/15/2042	321
60	4.75%, 03/01/2044	63
1,000	5.90%, 03/15/2016	1,083
150	6.40%, 05/15/2038	190
	DirecTV Holdings LLC
600	4.45%, 04/01/2024	629
405	6.38%, 03/01/2041	484
	Discovery Communications, Inc.
55	3.25%, 04/01/2023	53
65	4.88%, 04/01/2043	65
45	4.95%, 05/15/2042	45
	News America, Inc.
220	4.50%, 02/15/2021	239
	Time Warner Cable, Inc.
780	5.85%, 05/01/2017	872
10	5.88%, 11/15/2040	12
80	6.55%, 05/01/2037	99
50	6.75%, 06/15/2039	63
60	7.30%, 07/01/2038	80
	Viacom, Inc.
145	3.88%, 12/15/2021	151
	Walt Disney Co.
175	4.13%, 06/01/2044	171
		5,838
	Beverage and Tobacco Product Manufacturing - 0.5%
	Altria Group, Inc.
350	4.50%, 05/02/2043	332
520	4.75%, 05/05/2021	572
	Anheuser-Busch InBev Worldwide, Inc.
610	7.75%, 01/15/2019	750
	BAT International Finance plc
565	3.25%, 06/07/2022 ■	563
	Coca-Cola FEMSA SAB CV
222	2.38%, 11/26/2018	224
250	3.88%, 11/26/2023	256
	Diageo Capital plc
370	2.63%, 04/29/2023	353
	Molson Coors Brewing Co.
12	2.00%, 05/01/2017	12
180	3.50%, 05/01/2022	181
85	5.00%, 05/01/2042	90
	Philip Morris International, Inc.
300	2.63%, 03/06/2023	288
		3,621
	Chemical Manufacturing - 0.0%
	Monsanto Co.
65	4.70%, 07/15/2064	64

	Computer and Electronic Product Manufacturing - 0.2%
	Apple, Inc.
300	2.85%, 05/06/2021	301
270	3.45%, 05/06/2024	272
35	4.45%, 05/06/2044	35
	Cisco Systems, Inc.
200	2.90%, 03/04/2021	202
	SBA Tower Trust
370	4.25%, 04/15/2015 ■Δ	379
		1,189
	Couriers and Messengers - 0.1%
	FedEx Corp.
50	2.63%, 08/01/2022	48
80	2.70%, 04/15/2023	76
180	4.90%, 01/15/2034	195
300	5.10%, 01/15/2044	327
		646
	Finance and Insurance - 4.9%
	ACE INA Holdings, Inc.
185	3.35%, 05/15/2024	185
	American Express Centurion Bank
1,200	6.00%, 09/13/2017	1,363
	American International Group, Inc.
180	4.13%, 02/15/2024	188
	AvalonBay Communities, Inc.
150	3.63%, 10/01/2020	157
	Bank of America Corp.
1,200	5.00%, 05/13/2021	1,327
1,200	5.42%, 03/15/2017	1,311

2

The Hartford Balanced Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 10.8% - (continued)
	Finance and Insurance - 4.9% - (continued)
	Barclays Bank plc
$200	2.50%, 02/20/2019	$202
350	3.75%, 05/15/2024	350
150	6.05%, 12/04/2017 ■	169
	BNP Paribas
425	2.40%, 12/12/2018	426
65	3.25%, 03/03/2023	64
	BP Capital Markets plc
25	3.99%, 09/26/2023	26
575	4.75%, 03/10/2019	639
	BPCE S.A.
375	2.50%, 12/10/2018	378
250	4.00%, 04/15/2024	253
200	5.15%, 07/21/2024 ■	209
	Brandywine Operating Partnership L.P.
350	5.70%, 05/01/2017	384
	Capital One Bank
345	2.15%, 11/21/2018	345
	Capital One Financial Corp.
445	2.15%, 03/23/2015	449
615	3.75%, 04/24/2024	616
	Caterpillar Financial Services Corp.
400	3.30%, 06/09/2024	398
	CDP Financial, Inc.
575	4.40%, 11/25/2019 ■	634
	Citigroup, Inc.
255	2.50%, 07/29/2019	255
300	4.95%, 11/07/2043	318
140	5.30%, 05/06/2044	145
550	5.85%, 08/02/2016	600
300	6.13%, 05/15/2018	343
105	8.13%, 07/15/2039	157
	Credit Agricole S.A.
405	2.50%, 04/15/2019 ■	406
	Credit Suisse New York
250	2.30%, 05/28/2019	248
	Deutsche Bank AG London
400	2.50%, 02/13/2019	404
300	3.70%, 05/30/2024	296
	Discover Financial Services
645	6.45%, 06/12/2017	728
	Eaton Vance Corp.
99	6.50%, 10/02/2017	113
	Everest Reinsurance Holdings, Inc.
885	5.40%, 10/15/2014	893
	Five Corners Funding Trust
315	4.42%, 11/15/2023 ■	330
	Ford Motor Credit Co. LLC
615	2.38%, 03/12/2019	612
	General Electric Capital Corp.
400	3.10%, 01/09/2023	397
800	4.63%, 01/07/2021	888
925	5.88%, 01/14/2038	1,108
	Goldman Sachs Group, Inc.
655	2.38%, 01/22/2018	663
475	3.63%, 01/22/2023	472
250	3.70%, 08/01/2015	257
595	5.63%, 01/15/2017	651
470	6.25%, 02/01/2041	567
	HCP, Inc.
335	6.00%, 01/30/2017	373
	HSBC Holdings plc
650	6.10%, 01/14/2042	822
	ING Bank N.V.
900	3.75%, 03/07/2017 ■	953
	JP Morgan Chase & Co.
650	3.25%, 09/23/2022	646
180	3.38%, 05/01/2023	175
475	3.70%, 01/20/2015	482
1,045	5.13%, 09/15/2014	1,051
230	5.40%, 01/06/2042	262
100	6.30%, 04/23/2019	117
	Liberty Mutual Group, Inc.
100	4.25%, 06/15/2023 ■	103
	Loews Corp.
165	2.63%, 05/15/2023	155
	Merrill Lynch & Co., Inc.
300	6.40%, 08/28/2017	340
	MetLife, Inc.
525	3.60%, 04/10/2024	532
235	4.88%, 11/13/2043	252
	Morgan Stanley
425	2.50%, 01/24/2019	427
550	5.75%, 01/25/2021	635
	National City Corp.
125	6.88%, 05/15/2019	148
	Nissan Motor Acceptance Corp.
700	1.80%, 03/15/2018 ■	696
	Nordea Bank AB
330	3.70%, 11/13/2014 ■	333
	Prudential Financial, Inc.
200	3.50%, 05/15/2024	199
300	4.50%, 11/15/2020	327
	Rabobank Nederland
750	3.20%, 03/11/2015 ■	763
	Republic New York Capital I
250	7.75%, 11/15/2026	253
	Sovereign Bancorp, Inc.
1,000	8.75%, 05/30/2018	1,206
	State Grid Overseas Investment
380	2.75%, 05/07/2019 ■	381
	U.S. Bancorp
165	3.70%, 01/30/2024	170
	Wachovia Corp.
100	5.75%, 06/15/2017	112
	Wellpoint, Inc.
81	3.30%, 01/15/2023	80
	Wells Fargo & Co.
1,794	4.48%, 01/16/2024	1,897
		34,814
	Food Manufacturing - 0.2%
	ConAgra Foods, Inc.
50	1.90%, 01/25/2018	50
	Kraft Foods Group, Inc.
145	2.25%, 06/05/2017	148
90	3.50%, 06/06/2022	92
80	5.00%, 06/04/2042	86

3

The Hartford Balanced Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 10.8% - (continued)
	Food Manufacturing - 0.2% - (continued)
	Mondelez International, Inc.
$700	4.13%, 02/09/2016	$734
		1,110
	Health Care and Social Assistance - 0.7%
	Actavis Funding SCS
45	2.45%, 06/15/2019 ■	45
250	4.85%, 06/15/2044 ■	248
	Amgen, Inc.
700	5.15%, 11/15/2041	750
	Catholic Health Initiatives
155	2.60%, 08/01/2018	156
	Celgene Corp.
55	2.25%, 05/15/2019	55
125	3.63%, 05/15/2024	125
	CVS Caremark Corp.
470	4.00%, 12/05/2023	491
	Eli Lilly & Co.
215	4.65%, 06/15/2044	228
	Express Scripts Holding Co.
315	2.25%, 06/15/2019	312
460	3.50%, 06/15/2024	453
	Gilead Sciences, Inc.
195	3.70%, 04/01/2024	200
	GlaxoSmithKline Capital, Inc.
460	2.80%, 03/18/2023	445
	Kaiser Foundation Hospitals
60	3.50%, 04/01/2022	60
115	4.88%, 04/01/2042	125
	McKesson Corp.
25	2.85%, 03/15/2023	24
205	3.80%, 03/15/2024	208
	Medtronic, Inc.
65	3.63%, 03/15/2024	66
	Merck & Co., Inc.
315	2.80%, 05/18/2023	306
125	4.15%, 05/18/2043	122
	Novartis Capital Corp.
550	3.40%, 05/06/2024	555
	Zoetis, Inc.
30	3.25%, 02/01/2023	30
35	4.70%, 02/01/2043	35
		5,039
	Information - 0.8%
	America Movil S.A.B. de C.V.
250	3.13%, 07/16/2022	242
	AT&T, Inc.
25	5.35%, 09/01/2040	27
105	5.55%, 08/15/2041	117
175	6.55%, 02/15/2039	218
	Orange S.A.
650	4.13%, 09/14/2021	691
	Verizon Communications, Inc.
45	3.45%, 03/15/2021	46
490	3.50%, 11/01/2021	502
880	4.50%, 09/15/2020	958
130	4.75%, 11/01/2041	130
1,180	6.40%, 09/15/2033	1,463
730	6.55%, 09/15/2043	917
		5,311
	Machinery Manufacturing - 0.0%
	Caterpillar, Inc.
170	3.40%, 05/15/2024	171
100	4.30%, 05/15/2044	100
		271
	Mining - 0.1%
	BHP Billiton Finance USA Ltd.
335	3.85%, 09/30/2023	350
	Rio Tinto Finance USA Ltd.
365	3.75%, 09/20/2021	383
		733
	Miscellaneous Manufacturing - 0.0%
	United Technologies Corp.
65	3.10%, 06/01/2022	66

	Motor Vehicle and Parts Manufacturing - 0.1%
	Daimler Finance NA LLC
1,000	2.63%, 09/15/2016 ■	1,031

	Other Services - 0.1%
	Illinois Tool Works, Inc.
365	3.50%, 03/01/2024	374

	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
1,160	6.35%, 06/15/2017	1,322
	Chevron Corp.
200	3.19%, 06/24/2023	202
	Gazprom Neft OAO via GPN Capital S.A.
200	4.38%, 09/19/2022 ■	172
	Motiva Enterprises LLC
80	5.75%, 01/15/2020 ■	90
	Schlumberger Investment S.A.
330	3.65%, 12/01/2023	343
	Shell International Finance B.V.
450	4.38%, 03/25/2020	498
	Statoil ASA
310	2.90%, 11/08/2020	316
	Total Capital S.A.
325	2.70%, 01/25/2023	315
		3,258
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
1,000	6.95%, 01/15/2038	1,212

	Professional, Scientific and Technical Services - 0.1%
	IBM Corp.
600	3.63%, 02/12/2024	613

	Real Estate, Rental and Leasing - 0.1%
	ERAC USA Finance Co.
140	2.35%, 10/15/2019 ■	139
70	2.75%, 03/15/2017 ■	73
510	4.50%, 08/16/2021 ■	552
250	5.63%, 03/15/2042 ■	283
		1,047
	Retail Trade - 0.3%
	Amazon.com, Inc.
285	2.50%, 11/29/2022	269

4

The Hartford Balanced Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 10.8% - (continued)
	Retail Trade - 0.3% - (continued)
	AutoZone, Inc.
$200	3.13%, 07/15/2023	$194
355	3.70%, 04/15/2022	363
	Home Depot, Inc.
75	4.40%, 03/15/2045	76
	Kroger (The) Co.
125	3.30%, 01/15/2021	127
230	4.00%, 02/01/2024	237
	Lowe's Cos., Inc.
600	4.63%, 04/15/2020	665
		1,931
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Procter & Gamble Co.
1,457	9.36%, 01/01/2021	1,834

	Utilities - 0.6%
	Consolidated Edison Co. of NY
655	5.30%, 12/01/2016	719
	Electricitie De France
525	4.88%, 01/22/2044 ■	561
525	5.63%, 01/22/2024 ■♠	546
	Indianapolis Power and Light
750	6.60%, 06/01/2037 ■	999
	Pacific Gas & Electric Co.
135	3.85%, 11/15/2023	141
85	5.13%, 11/15/2043	95
	Southern California Edison Co.
750	5.55%, 01/15/2037	906
		3,967
	Wholesale Trade - 0.0%
	Heineken N.V.
245	2.75%, 04/01/2023 ■	235
10	4.00%, 10/01/2042 ■	9
		244
	Total Corporate Bonds
	(Cost $71,181)	$75,974

Foreign Government Obligations - 0.1%
	Mexico - 0.1%
	Mexico (United Mexican States)
$372	3.50%, 01/21/2021	$382

	Poland - 0.0%
	Poland (Republic of)
285	4.00%, 01/22/2024	295

	Total Foreign Government Obligations
	(Cost $652)	$677

Municipal Bonds - 0.9%
	General Obligations - 0.2%
	California State GO, Taxable,
$250	7.55%, 04/01/2039	$372
	Chicago, IL, Metropolitan Water Reclamation GO,
130	5.72%, 12/01/2038	156
	Illinois State GO,
150	5.10%, 06/01/2033	146
	Los Angeles, CA, USD GO,
800	5.75%, 07/01/2034	977
		1,651
	Health Care/Services - 0.1%
	University of California,
100	6.55%, 05/15/2048	128
	University of California, Regents MedCenter Pooled Rev,
375	6.58%, 05/15/2049	480
		608
	Higher Education (Univ., Dorms, etc.) - 0.1%
	University of California, Build America Bonds Rev,
370	5.77%, 05/15/2043	456

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Sales Tax Rev,
425	6.00%, 12/01/2044	550

	Transportation - 0.4%
	Bay Area, CA, Toll Auth Bridge Rev,
650	6.26%, 04/01/2049	870
	Illinois State Toll Highway Auth, Taxable Rev,
350	6.18%, 01/01/2034	440
	Maryland State Transportation Auth,
255	5.89%, 07/01/2043	321
	New York & New Jersey PA,
185	5.86%, 12/01/2024	225
115	6.04%, 12/01/2029	143
	North Texas Tollway Auth Rev,
730	6.72%, 01/01/2049	1,012
		3,011
	Utilities - Combined - 0.0%
	Utility Debt Securitization Auth, New York,
100	3.44%, 12/15/2025	102

	Total Municipal Bonds
	(Cost $5,136)	$6,378

U.S. Government Agencies - 2.2%
	FHLMC - 0.5%
$71	4.00%, 03/01/2041	$75
3,146	4.50%, 08/01/2033 - 01/01/2044	3,395
		3,470
	FNMA - 1.4%
9,050	4.50%, 08/15/2044 ☼	9,744

	GNMA - 0.3%
473	6.00%, 11/20/2023 - 09/15/2034	533
620	6.50%, 04/15/2026 - 02/15/2035	706
657	7.00%, 11/15/2031 - 11/15/2033	767
139	8.00%, 12/15/2029 - 02/15/2031	152
		2,158
	Total U.S. Government Agencies
	(Cost $15,045)	$15,372

5

The Hartford Balanced Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. Government Securities - 15.2%
Other Direct Federal Obligations - 0.9%
	FFC - 0.9%
$5,000	9.80%, 04/06/2018		$6,487

U.S. Treasury Securities - 14.3%
	U.S. Treasury Bonds - 1.6%
865	2.75%, 11/15/2042		776
5,670	2.88%, 05/15/2043		5,209
3,498	3.13%, 02/15/2043		3,382
1,400	6.00%, 02/15/2026 ‡		1,864
			11,231
	U.S. Treasury Notes - 12.7%
1,170	0.13%, 04/30/2015		1,170
24,220	0.25%, 05/31/2015 - 11/30/2015		24,232
11,620	0.38%, 06/30/2015 - 05/31/2016 □		11,632
1,500	0.63%, 05/31/2017		1,486
534	0.88%, 01/31/2017		535
9,300	1.00%, 09/30/2016 - 05/31/2018 ‡		9,277
13,125	1.25%, 10/31/2015 - 11/30/2018		13,252
9,400	1.38%, 09/30/2018		9,330
5,000	1.50%, 06/30/2016		5,093
4,375	2.75%, 11/15/2023 - 02/15/2024		4,461
955	3.50%, 05/15/2020		1,037
1,950	3.88%, 05/15/2018		2,130
5,200	4.50%, 05/15/2017 ‡		5,712
			89,347
			100,578
	Total U.S. Government Securities
	(Cost $104,042)		$107,065

	Total Long-Term Investments
	(Cost $531,599)		$688,769

Short-Term Investments - 3.3%
	Repurchase Agreements - 3.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $2,875, collateralized by GNMA 4.00%, 2044, value of $2,932)
$2,875	0.08%, 7/31/2014		$2,875
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$1,121, collateralized by FHLMC 2.00% - 3.50%,
2023 - 2043, FNMA 2.00% - 4.50%, 2026 -
	2042, GNMA 3.00%, 2043, value of $1,143)
1,121	0.08%, 7/31/2014		1,121
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$2,404, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $2,452)
2,404	0.07%, 7/31/2014		2,404
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $3,222, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $3,286)
3,222	0.06%, 7/31/2014		3,222
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $2,388, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury Note
	0.75% - 3.38%, 2018 - 2023, value of $2,436)
2,388	0.06%, 7/31/2014		2,388
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $2,954, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note2.63%, 2020,
	value of $3,013)
2,954	0.09%, 7/31/2014		2,954
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,759, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury Note
	0.25% - 4.25%, 2015 - 2018, value of $1,795)
1,759	0.07%, 7/31/2014		1,759
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$6,363, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2043, FNMA 2.50% - 5.00%, 2025 -
2044, U.S. Treasury Note 0.50%, 2016, value of
	$6,491)
6,363	0.08%, 7/31/2014		6,363
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $66, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $68)
66	0.07%, 7/31/2014		66
			23,152

	Total Short-Term Investments
	(Cost $23,152)		$23,152

	Total Investments
	(Cost $554,751) ▲	101.1%	$711,921
	Other Assets and Liabilities	(1.1)%	(7,935)
	Total Net Assets	100.0%	$703,986

6

The Hartford Balanced Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $556,386 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$161,840
Unrealized Depreciation	(6,305)
Net Unrealized Appreciation	$155,535

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2014, the aggregate value of these securities was $3,958, which represents 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $11,249, which represents 1.6% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	2,007	Allstar Co.	$873
11/2013	32	Tory Burch LLC	2,539

At July 31, 2014, the aggregate value of these securities was $3,958, which represents 0.6% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $9,749 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at July 31, 2014.

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 10-Year Note Future	32	09/19/2014	$3,974	$3,987	$13	$–	$–	$(2)
U.S. Treasury CME Ultra Long Term Bond Future	9	09/19/2014	1,341	1,358	17	–	1	–
Total					$30	$–	$1	$(2)

* The number of contracts does not omit 000's.

7

The Hartford Balanced Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Securities Sold Short Outstanding at July 31, 2014

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 4.50%	$800	08/15/2044	$860	$1

At July 31, 2014, the aggregate market value of these securities represents 0.1% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Other Abbreviations:
ADR	American Depositary Receipt
FFC	Federal Financing Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Security Type
as of July 31, 2014

Category	Percentage of Net Assets
Equity Securities
Common Stocks	68.4%
Total	68.4%
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	0.2%
Corporate Bonds	10.8
Foreign Government Obligations	0.1
Municipal Bonds	0.9
U.S. Government Agencies	2.2
U.S. Government Securities	15.2
Total	29.4%
Short-Term Investments	3.3
Other Assets and Liabilities	(1.1)
Total	100.0%

Credit Exposure
as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	2.5%
Aa/ AA	16.8
A	4.4
Baa/ BBB	5.5
Ba/ BB	0.2
Non-Debt Securities and Other Short-Term Instruments	71.7
Other Assets and Liabilities	(1.1)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

8

The Hartford Balanced Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$1,470	$–	$1,470	$–
Common Stocks ‡	481,833	457,157	20,718	3,958
Corporate Bonds	75,974	–	74,653	1,321
Foreign Government Obligations	677	–	677	–
Municipal Bonds	6,378	–	6,378	–
U.S. Government Agencies	15,372	–	15,372	–
U.S. Government Securities	107,065	–	107,065	–
Short-Term Investments	23,152	–	23,152	–
Total	$711,921	$457,157	$249,485	$5,279
Futures *	$30	$30	$–	$–
Total	$30	$30	$–	$–
Liabilities:
Securities Sold Short	$860	$–	$860	$–
Total	$860	$–	$860	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2014
Assets:
Common Stocks	$3,849	$140	$(2,074	)*	$—	$2,539	$(496)	$—	$—	$3,958
Corporate Bonds	1,323	—	24	†	—	—	(26)	—	—	1,321
Total	$5,172	$140	$(2,050)		$—	$2,539	$(522)	$—	$—	$5,279

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $(1,959).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $24.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

9

The Hartford Balanced Income Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 45.2%
	Banks - 5.0%
688	BB&T Corp.	$25,488
546	M&T Bank Corp.	66,294
649	National Bank of Canada ☼	29,029
648	US Bancorp	27,239
1,973	Wells Fargo & Co.	100,429
		248,479
	Capital Goods - 3.6%
155	Caterpillar, Inc.	15,636
842	Eaton Corp. plc	57,173
2,359	General Electric Co.	59,328
116	Lockheed Martin Corp.	19,304
370	Schneider Electric S.A.	31,353
		182,794
	Commercial and Professional Services - 0.3%
371	Waste Management, Inc.	16,647

	Consumer Durables and Apparel - 0.3%
363	Mattel, Inc.	12,856

	Consumer Services - 0.7%
364	McDonald's Corp.	34,435

	Diversified Financials - 2.6%
176	BlackRock, Inc.	53,581
1,340	JP Morgan Chase & Co.	77,267
		130,848
	Energy - 5.9%
743	Chevron Corp.	96,082
417	ConocoPhillips Holding Co.	34,412
491	Enbridge, Inc.	24,059
838	Exxon Mobil Corp.	82,923
301	Occidental Petroleum Corp.	29,391
692	Royal Dutch Shell plc Class B	29,801
		296,668
	Food and Staples Retailing - 0.5%
674	Sysco Corp.	24,053

	Food, Beverage and Tobacco - 3.9%
350	Altria Group, Inc. ‡	14,200
413	British American Tobacco plc	24,211
187	Diageo plc ADR	22,517
140	General Mills, Inc.	7,021
1,080	Kraft Foods Group, Inc.	57,884
120	PepsiCo, Inc.	10,538
397	Philip Morris International, Inc.	32,578
648	Unilever N.V. NY Shares ADR	26,634
		195,583
	Health Care Equipment and Services - 0.4%
245	Baxter International, Inc.	18,279

	Household and Personal Products - 0.5%
86	Kimberly-Clark Corp.	8,942
232	Procter & Gamble Co.	17,905
		26,847
	Insurance - 1.8%
270	ACE Ltd.	26,995
758	Marsh & McLennan Cos., Inc.	38,474
455	MetLife, Inc.	23,949
		89,418
	Materials - 1.4%
627	Dow Chemical Co.	32,025
322	E.I. DuPont de Nemours & Co.	20,728
365	Nucor Corp.	18,340
		71,093
	Media - 0.7%
484	Thomson Reuters Corp.	18,302
929	WPP plc	18,489
		36,791
	Pharmaceuticals, Biotechnology and Life Sciences - 6.8%
369	AstraZeneca plc ADR	26,894
468	Bristol-Myers Squibb Co.	23,695
454	Eli Lilly & Co.	27,697
874	Johnson & Johnson	87,506
1,441	Merck & Co., Inc.	81,777
1,608	Pfizer, Inc.	46,156
165	Roche Holding AG ☼	47,893
		341,618
	Real Estate - 0.4%
508	Plum Creek Timber Co., Inc. REIT	21,004

	Semiconductors and Semiconductor Equipment - 2.5%
881	Analog Devices, Inc.	43,742
1,545	Intel Corp.	52,348
587	Maxim Integrated Products, Inc.	17,217
289	Texas Instruments, Inc.	13,367
		126,674
	Software and Services - 1.8%
2,065	Microsoft Corp.	89,141

	Technology Hardware and Equipment - 0.8%
1,513	Cisco Systems, Inc.	38,163

	Telecommunication Services - 2.2%
632	BCE, Inc. ☼	28,608
1,637	Verizon Communications, Inc.	82,550
		111,158
	Transportation - 0.5%
238	United Parcel Service, Inc. Class B	23,140

	Utilities - 2.6%
2,755	National Grid plc	39,237
208	NextEra Energy, Inc.	19,545
585	Northeast Utilities	25,661
76	PG&E Corp.	3,414
486	UGI Corp.	23,582
672	Xcel Energy, Inc.	20,688
		132,127
	Total Common Stocks
	(Cost $1,868,982)	$2,267,816

1

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Preferred Stocks - 0.1%
	Diversified Financials - 0.1%
1	Citigroup Capital XIII	$36
10	Discover Financial Services	262
77	GMAC Capital Trust I β	2,102
		2,400
	Insurance - 0.0%
45	Allstate (The) Corp.	1,133

	Telecommunication Services - 0.0%
17	Intelsat S.A., 5.75% β	856

	Total Preferred Stocks
	(Cost $4,413)	$4,389

Asset and Commercial Mortgage Backed Securities - 1.5%
	Finance and Insurance - 1.5%
	American Home Mortgage Assets Trust
$342	1.06%, 10/25/2046 Δ	$252
	Asset Backed Funding Certificates
300	0.38%, 01/25/2037 Δ	188
	Banc of America Funding Corp.
1,968	0.39%, 02/20/2047 Δ	1,706
1,087	0.46%, 05/20/2047 Δ	899
1,172	5.77%, 05/25/2037	991
270	5.85%, 01/25/2037	218
	BCAP LLC Trust
551	0.33%, 01/25/2037 Δ	415
	Bear Stearns Adjustable Rate Mortgage Trust
923	2.25%, 08/25/2035 Δ	937
1,399	2.41%, 10/25/2035 Δ	1,387
	Bear Stearns Alt-A Trust
1,500	0.48%, 08/25/2036 Δ	1,018
388	0.53%, 05/25/2036 Δ	283
1,603	0.64%, 02/25/2036 Δ	1,343
	Bear Stearns Commercial Mortgage Securities, Inc.
455	5.20%, 12/11/2038	492
529	5.54%, 09/11/2041 - 10/12/2041	569
	Chase Mortgage Finance Corp.
585	5.50%, 11/25/2035	582
	CHL Mortgage Pass-Through Trust
2,695	0.50%, 03/25/2035 Δ	2,359
3,648	2.42%, 06/20/2035 Δ	3,518
	Citigroup Mortgage Loan Trust, Inc.
708	2.48%, 07/25/2036 Δ	457
	Commercial Mortgage Pass-Through Certificates
815	4.40%, 07/10/2045 ■Δ	764
1,100	4.73%, 10/15/2045 ■Δ	1,068
1,130	4.93%, 11/15/2045 ■Δ	1,116
94	5.94%, 06/10/2046 Δ	101
	Commercial Mortgage Trust
1,000	4.40%, 07/10/2045 ■Δ	845
	Community or Commercial Mortgage Trust
380	4.48%, 12/10/2045 ■Δ	362
	Countrywide Alternative Loan Trust
513	0.43%, 01/25/2036 Δ	458
295	0.47%, 11/25/2035 Δ	241
1,298	5.75%, 05/25/2036	1,105
768	6.00%, 12/25/2036	601
1,425	6.50%, 08/25/2037	1,039
	Countrywide Home Loans, Inc.
786	2.67%, 09/25/2047 Δ	701
335	2.73%, 04/20/2036 Δ	235
3,929	4.90%, 11/20/2035 Δ	3,553
1,424	5.75%, 08/25/2037	1,367
	CS First Boston Mortgage Securities Corp.
640	5.50%, 06/25/2035	617
	Deutsche Alt-A Securities, Inc. Mortgage
680	0.30%, 03/25/2037 Δ	469
	First Franklin Mortgage Loan Trust
1,602	0.39%, 04/25/2036 Δ	1,046
	First Horizon Alternative Mortgage Securities
743	2.21%, 04/25/2036 Δ	630
2,065	2.24%, 09/25/2035 Δ	1,817
	GMAC Mortgage Corp. Loan Trust
312	2.94%, 04/19/2036 Δ	281
	GS Mortgage Securities Trust
855	5.02%, 11/10/2045 ■Δ	855
1,000	5.03%, 04/10/2047 ■Δ	958
	GSAA Home Equity Trust
3,622	0.24%, 12/25/2036 - 02/25/2037 Δ	1,900
1,070	0.25%, 03/25/2037 Δ	565
875	0.38%, 04/25/2047 Δ	567
1,252	0.48%, 04/25/2047 Δ	817
1,570	5.98%, 06/25/2036	937
	GSR Mortgage Loan Trust
335	0.65%, 11/25/2035 Δ	252
1,758	2.66%, 01/25/2036 Δ	1,640
	Harborview Mortgage Loan Trust
431	0.35%, 01/19/2038 Δ	373
664	0.38%, 05/19/2047 Δ	261
2,733	0.40%, 12/19/2036 Δ	1,830
509	0.49%, 09/19/2035 Δ	388
	IndyMac Index Mortgage Loan Trust
694	0.43%, 07/25/2035 Δ	602
240	0.44%, 01/25/2036 Δ	163
800	0.56%, 07/25/2046 Δ	429
878	2.46%, 08/25/2035 - 01/25/2036 Δ	745
1,059	2.62%, 12/25/2036 Δ	930
563	2.69%, 09/25/2036 Δ	478
686	4.66%, 02/25/2036 Δ	604
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,000	4.00%, 08/15/2046 ■	875
1,248	4.82%, 10/15/2045 ■Δ	1,238
850	5.32%, 08/15/2046 ■Δ	901
264	5.47%, 04/15/2043 Δ	279
	JP Morgan Mortgage Trust
354	2.58%, 04/25/2037 Δ	306
1,202	2.74%, 05/25/2036 Δ	1,105
	Lehman XS Trust
366	0.37%, 07/25/2046 Δ	287
1,461	0.39%, 06/25/2047 Δ	1,018
1,187	0.42%, 11/25/2035 Δ	862
490	1.01%, 09/25/2047 Δ	409
	Luminent Mortgage Trust
75	0.35%, 02/25/2046 Δ	57
	Merrill Lynch Mortgage Investors Trust
417	2.51%, 07/25/2035 Δ	356

2

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 1.5% - (continued)
	Finance and Insurance - 1.5% - (continued)
	Merrill Lynch Mortgage Trust
$100	5.05%, 07/12/2038	$103
	Morgan Stanley ABS Capital I
2,822	0.30%, 06/25/2036 Δ	2,124
	Morgan Stanley BAML Trust
960	4.50%, 08/15/2045 ■	754
	Morgan Stanley Capital I
76	5.23%, 09/15/2042	79
	Morgan Stanley Mortgage Loan Trust
3,423	0.33%, 05/25/2036 - 11/25/2036 Δ	1,687
	RBSGC Mortage Pass Through Certificates
384	6.25%, 01/25/2037	361
	Residential Accredit Loans, Inc.
1,229	0.92%, 09/25/2046 Δ	847
768	1.42%, 11/25/2037 Δ	484
	Residential Asset Securitization Trust
495	0.60%, 03/25/2035 Δ	391
1,665	6.25%, 11/25/2036	1,265
	Residential Funding Mortgage Securities, Inc.
403	3.04%, 04/25/2037 Δ	353
1,399	6.00%, 07/25/2037	1,280
	Securitized Asset Backed Receivables LLC
1,043	0.25%, 07/25/2036 Δ	507
	Sequoia Mortgage Trust
843	0.43%, 01/20/2035 Δ	808
370	2.47%, 07/20/2037 Δ	305
	Springleaf Funding Trust
525	2.41%, 12/15/2022 ■	524
	Structured Adjustable Rate Mortgage Loan Trust
515	0.30%, 02/25/2037 Δ	363
1,260	0.34%, 07/25/2037 Δ	939
813	0.46%, 09/25/2034 Δ	726
	Structured Asset Mortgage Investments, Inc.
1,527	0.38%, 02/25/2036 - 05/25/2046 Δ	1,198
401	0.43%, 02/25/2036 Δ	334
	UBS-Barclays Commercial Mortgage Trust
605	4.23%, 03/10/2046 ■Δ	509
	WaMu Mortgage Pass Through Certificates
1,965	1.10%, 07/25/2046 Δ	1,693
	Washington Mutual, Inc.
545	0.94%, 12/25/2046 Δ	452
	Wells Fargo Commercial Mortgage Trust
360	4.94%, 10/15/2045 ■Δ	358
	Wells Fargo Mortgage Backed Securities Trust
295	5.19%, 10/25/2035 Δ	295
		77,756

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $74,313)	$77,756

Corporate Bonds - 43.4%
	Accommodation and Food Services - 0.0%
	Wynn Las Vegas LLC
$130	5.38%, 03/15/2022	$132
250	7.75%, 08/15/2020	269
260	7.88%, 05/01/2020	278
		679
	Administrative Waste Management and Remediation - 0.5%
	Carlson Travel Holdings, Inc.
275	7.50%, 08/15/2019 ■	279
	Carlson Wagonlit B.V.
500	6.88%, 06/15/2019 ■	532
	Casella Waste Systems, Inc.
635	7.75%, 02/15/2019	654
	Clean Harbors, Inc.
120	5.13%, 06/01/2021	119
150	5.25%, 08/01/2020	151
	Equinix, Inc.
45	4.88%, 04/01/2020	46
260	5.38%, 04/01/2023	261
570	7.00%, 07/15/2021	621
	Iron Mountain, Inc.
785	7.75%, 10/01/2019	844
525	8.38%, 08/15/2021	545
	Republic Services, Inc.
6,550	3.55%, 06/01/2022	6,737
	ServiceMaster (The) Co.
2,403	7.00%, 08/15/2020	2,457
	Waste Management, Inc.
11,390	3.50%, 05/15/2024	11,421
300	7.38%, 05/15/2029	395
		25,062
	Agriculture, Forestry, Fishing and Hunting - 0.0%
	Weyerhaeuser Co.
175	7.38%, 10/01/2019	213

	Air Transportation - 0.0%
	Continental Airlines, Inc.
1,710	4.00%, 10/29/2024	1,744
37	6.90%, 04/19/2022	40
		1,784
	Arts, Entertainment and Recreation - 2.3%
	AMC Entertainment, Inc.
1,840	9.75%, 12/01/2020	2,056
	BSKYB Finance UK plc
350	6.50%, 10/15/2035 ■	418
	CCO Holdings LLC
90	5.13%, 02/15/2023	87
275	5.25%, 09/30/2022	269
395	5.75%, 09/01/2023	395
45	6.50%, 04/30/2021	47
500	6.63%, 01/31/2022	525
309	7.25%, 10/30/2017	322
575	7.38%, 06/01/2020	614
215	8.13%, 04/30/2020	229
	Cinemark USA, Inc.
380	4.88%, 06/01/2023	371
90	5.13%, 12/15/2022	91
	Comcast Corp.
4,975	4.25%, 01/15/2033	5,053
2,725	4.75%, 03/01/2044	2,849
975	5.65%, 06/15/2035	1,150
4,825	5.70%, 05/15/2018 - 07/01/2019	5,576
1,250	6.40%, 05/15/2038	1,589
1,980	6.45%, 03/15/2037	2,533
4,200	6.95%, 08/15/2037	5,650
510	7.05%, 03/15/2033	686

3

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 43.4% - (continued)
		Arts, Entertainment and Recreation - 2.3% - (continued)
		DirecTV Holdings LLC
	$2,275	1.75%, 01/15/2018	$2,268
	2,300	2.40%, 03/15/2017	2,361
	3,500	3.13%, 02/15/2016	3,621
	400	6.38%, 03/01/2041	478
		Emdeon, Inc.
	791	11.00%, 12/31/2019	890
		Fidelity National Information Services, Inc.
	280	5.00%, 03/15/2022	296
		Gannett Co., Inc.
	1,880	5.13%, 10/15/2019 ■	1,922
		GLP Capital L.P./Financing II, Inc.
	200	4.88%, 11/01/2020	203
		Gray Television, Inc.
	1,595	7.50%, 10/01/2020	1,669
		Great Canadian Gaming Co.
CAD	190	6.63%, 07/25/2022 ■	185
		Isle of Capri Casinos, Inc.
	120	7.75%, 03/15/2019	126
		NBC Universal Enterprise
	2,745	1.97%, 04/15/2019 ■	2,705
	600	5.25%, 12/19/2049 ■	625
		NBC Universal Media LLC
	1,350	5.95%, 04/01/2041	1,644
		NCR Corp.
	430	4.63%, 02/15/2021	424
		News America, Inc.
	4,925	3.00%, 09/15/2022	4,764
	850	6.15%, 02/15/2041	1,002
	2,450	6.90%, 03/01/2019	2,921
		Regal Entertainment Group
	138	5.75%, 02/01/2025	138
		Sirius XM Radio, Inc.
	120	4.25%, 05/15/2020 ■	115
	335	4.63%, 05/15/2023 ■	312
	985	5.25%, 08/15/2022 ■	1,029
		Time Warner Cable, Inc.
	2,700	4.00%, 09/01/2021	2,863
	350	4.50%, 09/15/2042	340
	1,775	5.00%, 02/01/2020	1,976
	2,150	5.88%, 11/15/2040	2,503
	14,930	6.75%, 07/01/2018 - 06/15/2039	17,499
		Time Warner Entertainment Co., L.P.
	95	8.38%, 03/15/2023	127
		Time Warner, Inc.
	5,465	2.10%, 06/01/2019	5,399
	600	4.00%, 01/15/2022	627
	2,275	4.88%, 03/15/2020	2,520
	5,145	5.35%, 12/15/2043	5,527
	1,500	5.88%, 11/15/2016	1,659
	1,985	6.10%, 07/15/2040	2,309
	350	6.50%, 11/15/2036	426
	1,010	7.63%, 04/15/2031	1,375
		Viacom, Inc.
	6,155	2.20%, 04/01/2019	6,117
	1,404	4.38%, 03/15/2043	1,295
	835	4.50%, 03/01/2021 - 02/27/2042	859
			113,629
		Beverage and Tobacco Product Manufacturing - 0.4%
		Altria Group, Inc.
	3,800	2.85%, 08/09/2022	3,632
	60	10.20%, 02/06/2039	101
		Anheuser-Busch InBev Worldwide, Inc.
	3,240	5.38%, 01/15/2020	3,707
	500	8.20%, 01/15/2039	770
		Constellation Brands, Inc.
	190	4.25%, 05/01/2023	188
	585	6.00%, 05/01/2022	643
		Japan Tobacco, Inc.
	1,335	2.10%, 07/23/2018 ■	1,347
		Molson Coors Brewing Co.
	3,810	5.00%, 05/01/2042	4,015
		Philip Morris International, Inc.
	3,085	3.60%, 11/15/2023	3,142
		Reynolds American, Inc.
	1,345	3.25%, 11/01/2022	1,294
	2,885	6.15%, 09/15/2043	3,293
			22,132
		Chemical Manufacturing - 0.4%
		Agrium, Inc.
	1,650	3.15%, 10/01/2022	1,617
		Celanese U.S. Holdings LLC
	50	6.63%, 10/15/2018	52
		CF Industries Holdings, Inc.
	1,235	3.45%, 06/01/2023	1,217
	3,000	5.15%, 03/15/2034	3,183
	3,885	5.38%, 03/15/2044	4,126
	195	6.88%, 05/01/2018	227
	35	7.13%, 05/01/2020	42
		Hexion Specialty Chemicals
	245	8.88%, 02/01/2018	253
		Hexion U.S. Finance Corp.
	725	6.63%, 04/15/2020	754
		Ineos Group Holdings plc
	825	5.88%, 02/15/2019 ■	833
	3,650	6.13%, 08/15/2018 ■	3,687
		Monsanto Co.
	145	2.75%, 07/15/2021	144
	3,720	3.38%, 07/15/2024	3,721
			19,856
		Computer and Electronic Product Manufacturing - 0.9%
		Alcatel-Lucent USA, Inc.
	1,550	6.75%, 11/15/2020 ■	1,581
		Apple, Inc.
	10,925	2.85%, 05/06/2021 ‡	10,966
		CDW Escrow Corp.
	2,405	8.50%, 04/01/2019	2,555
		CDW LLC / CDW Finance Corp.
	2,740	6.00%, 08/15/2022	2,740
		Cisco Systems, Inc.
	4,395	2.13%, 03/01/2019	4,406
		eAccess Ltd.
	75	8.25%, 04/01/2018 ■	80
		EMC Corp.
	6,925	1.88%, 06/01/2018	6,914
		Freescale Semiconductor, Inc.
	2,730	6.00%, 01/15/2022 ■	2,812
	98	8.05%, 02/01/2020	104
	44	10.75%, 08/01/2020	49

4

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 43.4% - (continued)
		Computer and Electronic Product Manufacturing - 0.9% - (continued)
		Hewlett-Packard Co.
	$3,500	2.75%, 01/14/2019	$3,561
	1,000	4.05%, 09/15/2022	1,042
	635	4.30%, 06/01/2021	676
	1,475	4.65%, 12/09/2021	1,601
		Lucent Technologies, Inc.
	1,750	6.45%, 03/15/2029	1,689
	315	6.50%, 01/15/2028	304
		Raytheon Co.
	1,250	4.88%, 10/15/2040	1,366
		SBA Tower Trust
	1,050	2.93%, 12/15/2017 ■	1,066
	205	4.25%, 04/15/2015 ■Δ	210
		Thermo Fisher Scientific, Inc.
	2,895	1.30%, 02/01/2017	2,893
			46,615
		Construction - 0.3%
		Aguila 3 S.A.
	165	7.88%, 01/31/2018 ■	173
		K Hovnanian Enterprises, Inc.
	785	7.00%, 01/15/2019 ■	789
	1,110	9.13%, 11/15/2020 ■	1,221
		KB Home
	340	4.75%, 05/15/2019	336
	350	7.00%, 12/15/2021	376
	520	7.50%, 09/15/2022	568
	1,586	8.00%, 03/15/2020	1,796
		Lennar Corp.
	1,480	4.75%, 12/15/2017 - 11/15/2022	1,497
	95	5.60%, 05/31/2015	97
		M/I Homes, Inc.
	180	3.00%, 03/01/2018 β	188
		MPH Acquisition Holdings LLC
	920	6.63%, 04/01/2022 ■	943
		Paragon Offshore Ltd.
	2,100	6.75%, 07/15/2022 ■	1,995
		Ply Gem Industries, Inc.
	2,140	6.50%, 02/01/2022 ■	2,001
		Pulte Homes, Inc.
	130	6.38%, 05/15/2033	130
		Ryland Group, Inc.
	150	5.38%, 10/01/2022	147
		Toll Bros Finance Corp.
	1,420	4.00%, 12/31/2018	1,441
			13,698
		Couriers and Messengers - 0.0%
		United Parcel Service, Inc.
	1,540	2.45%, 10/01/2022	1,487

		Electrical Equipment and Appliance Manufacturing - 0.0%
		General Electric Co.
	795	4.13%, 10/09/2042	789

		Fabricated Metal Product Manufacturing - 0.1%
		Anixter International, Inc.
	145	5.63%, 05/01/2019	154
		Ball Corp.
	135	5.00%, 03/15/2022	135
	240	5.75%, 05/15/2021	250
		BOE Intermediate Holdings Corp.
	1,339	9.00%, 11/01/2017 ■Þ	1,400
		Entegris, Inc.
	1,385	6.00%, 04/01/2022 ■	1,430
		Masco Corp.
	155	6.13%, 10/03/2016	169
	25	6.50%, 08/15/2032	26
	310	7.13%, 03/15/2020	364
	160	7.75%, 08/01/2029	188
			4,116
		Finance and Insurance - 19.1%
		ACE Capital Trust II
	1,905	9.70%, 04/01/2030	2,819
		ACE INA Holdings, Inc.
	4,000	3.35%, 05/15/2024	4,001
		AerCap Ireland Capital Ltd.
	1,180	4.50%, 05/15/2021 ■	1,168
		AIA Group Ltd.
	1,005	2.25%, 03/11/2019 ■	997
		Allstate (The) Corp.
	1,175	5.75%, 08/15/2053	1,264
		American Express Co.
	5,127	2.65%, 12/02/2022	4,949
	4,700	7.00%, 03/19/2018	5,529
		American Express Credit Corp.
	15,000	1.13%, 06/05/2017	14,925
		American Honda Finance Corp.
	2,730	1.60%, 02/16/2018 ■	2,719
		American International Group, Inc.
	1,795	4.13%, 02/15/2024	1,873
	4,005	4.50%, 07/16/2044	3,958
	3,350	6.40%, 12/15/2020	4,014
	3,300	8.18%, 05/15/2058	4,558
	525	8.25%, 08/15/2018	646
		Ameriprise Financial, Inc.
	3,310	4.00%, 10/15/2023	3,475
	2,465	5.30%, 03/15/2020	2,802
		Aon Corp.
	2,300	4.25%, 12/12/2042	2,179
		Aquarius Invest. plc Swiss Reinsurance Co., Ltd.
	350	6.38%, 09/01/2024 §	371
		AXA S.A.
	180	6.46%, 12/14/2018 §♠	192
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	2,000	7.00%, 12/29/2049 §	2,832
		Banco Davivienda S.A.
	335	2.95%, 01/29/2018 ■	333
		Banco de Credito del Peru/Panama
	652	2.75%, 01/09/2018 ■	648
		Banco Nacional de Desenvolvimento
	565	5.75%, 09/26/2023 ■	608

5

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 43.4% - (continued)
		Finance and Insurance - 19.1% - (continued)
		Bank of America Corp.
	$6,010	2.60%, 01/15/2019	$6,041
	1,360	4.00%, 04/01/2024	1,379
	4,260	4.10%, 07/24/2023	4,371
	375	4.88%, 04/01/2044	386
	447	5.13%, 06/17/2019 ♠	439
	5,425	5.63%, 07/01/2020	6,201
	915	5.65%, 05/01/2018	1,029
	2,990	5.75%, 12/01/2017	3,354
	2,840	5.88%, 01/05/2021	3,282
	4,960	6.00%, 09/01/2017	5,574
	3,970	7.63%, 06/01/2019	4,859
		Bank of New York Mellon Corp.
	6,225	2.20%, 03/04/2019	6,235
		Bank of Tokyo-Mitsubishi UFJ Ltd.
	5,925	1.55%, 09/09/2016 ■	5,979
		Bankia S.A.
EUR	200	4.00%, 05/22/2024 §Δ	262
		Barclays Bank plc
	2,200	2.50%, 02/20/2019	2,220
	15,756	6.05%, 12/04/2017 ■	17,735
	2,065	8.25%, 12/15/2018 ♠β	2,189
		BBVA Banco Continental S.A.
	475	3.25%, 04/08/2018 ■	480
		Bear Stearns & Co., Inc.
	1,210	7.25%, 02/01/2018	1,426
		BNP Paribas
	8,430	2.38%, 09/14/2017	8,593
	3,650	2.40%, 12/12/2018	3,655
		BP Capital Markets plc
	11,975	2.24%, 09/26/2018	12,095
		BPCE S.A.
	250	0.83%, 06/23/2017 Δ	250
	6,635	2.50%, 12/10/2018 - 07/15/2019	6,633
	3,530	4.00%, 04/15/2024	3,571
EUR	400	4.63%, 07/18/2023 §	608
	3,840	5.15%, 07/21/2024 ■	4,024
	4,430	5.70%, 10/22/2023 ■	4,822
		Brandywine Operating Partnership L.P.
	3,750	3.95%, 02/15/2023	3,748
	1,100	4.95%, 04/15/2018	1,190
	350	7.50%, 05/15/2015	368
		Brazil Minas SPE via State of Minas Gerais
	1,775	5.33%, 02/15/2028 ■	1,762
	1,605	5.33%, 02/15/2028 §	1,593
		Camden Property Trust REIT
	730	4.25%, 01/15/2024	761
		Capital One Bank
	5,000	1.30%, 06/05/2017	4,990
		Capital One Financial Corp.
	2,800	1.00%, 11/06/2015	2,808
	5,690	2.45%, 04/24/2019	5,696
	500	4.75%, 07/15/2021	551
	3,075	6.15%, 09/01/2016	3,385
		Capital One National Association
	3,490	1.50%, 03/22/2018	3,443
		CIGNA Corp.
	800	5.38%, 02/15/2042	915
	900	5.88%, 03/15/2041	1,099
		CIT Group, Inc.
	1,450	3.88%, 02/19/2019	1,443
	335	5.00%, 05/15/2017	352
	686	5.25%, 03/15/2018	724
	545	5.38%, 05/15/2020	578
	180	5.50%, 02/15/2019 ■	192
	70	6.63%, 04/01/2018 ■	77
		Citigroup, Inc.
	3,155	1.25%, 01/15/2016	3,172
	2,700	1.70%, 07/25/2016	2,730
	6,275	2.50%, 09/26/2018	6,345
	7,000	2.55%, 04/08/2019	7,032
	3,405	3.88%, 10/25/2023	3,460
	170	5.30%, 05/06/2044	176
	2,877	5.38%, 08/09/2020	3,278
	4,210	5.50%, 09/13/2025	4,632
	1,485	6.00%, 10/31/2033	1,679
	9,750	6.13%, 05/15/2018 - 08/25/2036	11,183
	1,542	6.38%, 08/12/2014	1,545
	1,620	6.68%, 09/13/2043	2,007
		CNH Capital LLC
	245	3.88%, 11/01/2015	248
	1,070	6.25%, 11/01/2016	1,145
		CNH Industrial Capital LLC
	325	3.38%, 07/15/2019 ■	317
		Coventry Health Care, Inc.
	2,060	5.45%, 06/15/2021	2,398
		Credit Agricole S.A.
	490	7.88%, 01/23/2024 ■♠	520
		Credit Suisse Group AG
	3,610	6.25%, 12/18/2024 ■♠Δ	3,619
	5,650	6.50%, 08/08/2023 ■	6,243
	875	7.50%, 12/11/2023 ■♠	960
		Credit Suisse New York
	3,115	2.30%, 05/28/2019	3,091
	3,685	5.40%, 01/14/2020	4,119
		Crown Castle International Corp.
	655	5.25%, 01/15/2023	662
		DDR Corp.
	6,925	3.50%, 01/15/2021	6,984
		Deutsche Bank AG
	4,910	4.30%, 05/24/2028	4,714
		Deutsche Bank AG London
	11,545	2.50%, 02/13/2019	11,655
		Development Bank of Kazakhstan JSC
	345	4.13%, 12/10/2022 ■	327
	790	4.13%, 12/10/2022 §	748
		Discover Bank/Greenwood DE
	6,520	4.20%, 08/08/2023	6,800
		Discover Financial Services
	960	5.20%, 04/27/2022	1,058
		El Fondo Mivivienda S.A.
	285	3.50%, 01/31/2023 ■	272
		Everest Reinsurance Holdings, Inc.
	70	5.40%, 10/15/2014	71
		Felcor Escrow Holdings
	340	6.75%, 06/01/2019	355

6

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 43.4% - (continued)
		Finance and Insurance - 19.1% - (continued)
		Fifth Third Bancorp
	$4,210	2.30%, 03/01/2019	$4,205
	2,780	4.30%, 01/16/2024	2,892
	325	4.90%, 09/30/2019 ♠	324
	3,195	5.45%, 01/15/2017	3,492
	1,300	8.25%, 03/01/2038	1,911
		FMR LLC
	3,825	4.95%, 02/01/2033 ■	4,149
		Ford Motor Credit Co. LLC
	11,365	2.38%, 03/12/2019	11,315
	5,100	3.88%, 01/15/2015	5,175
	4,445	4.25%, 09/20/2022	4,709
	240	5.00%, 05/15/2018	264
	2,835	5.88%, 08/02/2021	3,302
	195	8.00%, 12/15/2016	225
	200	8.13%, 01/15/2020	253
		General Electric Capital Corp.
	6,255	1.50%, 07/12/2016	6,339
	5,750	2.30%, 04/27/2017	5,923
	7,500	3.45%, 05/15/2024	7,514
	4,625	4.65%, 10/17/2021	5,117
	725	5.55%, 05/04/2020	835
	3,715	5.63%, 05/01/2018	4,210
	2,995	5.88%, 01/14/2038	3,587
	1,000	6.25%, 12/15/2022 ♠	1,110
	4,530	6.75%, 03/15/2032	5,983
		Goldman Sachs Group, Inc.
	1,925	2.38%, 01/22/2018	1,947
	2,500	2.90%, 07/19/2018	2,560
	3,180	3.63%, 02/07/2016	3,306
	90	3.85%, 07/08/2024	90
	3,315	4.00%, 03/03/2024	3,345
	2,800	4.80%, 07/08/2044	2,790
	4,200	5.38%, 03/15/2020	4,723
	4,740	5.75%, 01/24/2022	5,440
	4,550	6.15%, 04/01/2018	5,175
	1,665	6.25%, 02/01/2041	2,010
	2,470	6.45%, 05/01/2036	2,875
	8,845	6.75%, 10/01/2037	10,534
	2,921	7.50%, 02/15/2019	3,524
		Guardian Life Insurance Co.
	250	7.38%, 09/30/2039 ■	344
		HCP, Inc.
	7,200	4.25%, 11/15/2023	7,470
	1,000	6.70%, 01/30/2018	1,160
		Health Care REIT, Inc.
	2,500	3.63%, 03/15/2016	2,606
	3,195	4.13%, 04/01/2019	3,434
	4,350	4.50%, 01/15/2024	4,534
		Host Hotels & Resorts L.P.
	190	6.00%, 11/01/2020	207
		HSBC Bank USA
	1,050	4.88%, 08/24/2020	1,167
		HSBC Holdings plc
	7,920	4.25%, 03/14/2024	8,069
	1,665	5.10%, 04/05/2021	1,885
	1,000	6.50%, 09/15/2037	1,242
	7,800	6.80%, 06/01/2038	9,997
		HSBC USA, Inc.
	1,295	1.63%, 01/16/2018	1,292
		Imperial Tobacco Finance plc
	5,525	2.05%, 02/11/2018 ■	5,505
		Intesa Sanpaolo S.p.A.
	5,775	5.25%, 01/12/2024	6,226
		John Deere Capital Corp.
	3,525	2.80%, 03/04/2021	3,544
	3,835	3.15%, 10/15/2021	3,910
		JP Morgan Chase & Co.
	6,625	1.35%, 02/15/2017	6,632
	3,375	1.63%, 05/15/2018	3,338
	2,270	3.25%, 09/23/2022	2,258
	2,200	3.63%, 05/13/2024	2,200
	2,350	3.88%, 02/01/2024	2,395
	5,300	4.35%, 08/15/2021	5,703
	2,220	4.63%, 05/10/2021	2,431
	430	5.00%, 07/01/2019 ♠	425
	4,070	5.13%, 09/15/2014	4,092
	785	5.50%, 10/15/2040	903
	5,970	5.63%, 08/16/2043	6,766
	11,081	6.00%, 07/05/2017 - 01/15/2018	12,546
	930	6.30%, 04/23/2019	1,089
	1,000	6.40%, 05/15/2038	1,267
		KeyCorp
	10,750	2.30%, 12/13/2018	10,813
		Kimco Realty Corp.
	5,385	3.20%, 05/01/2021	5,374
	1,380	4.30%, 02/01/2018	1,489
		Liberty Mutual Group, Inc.
	1,385	4.25%, 06/15/2023 ■	1,424
		Liberty Property L.P.
	635	3.38%, 06/15/2023	614
	775	4.13%, 06/15/2022	803
		Lincoln National Corp.
	530	4.00%, 09/01/2023	549
	3,000	4.85%, 06/24/2021	3,318
	1,035	6.15%, 04/07/2036	1,276
	625	6.30%, 10/09/2037	782
	2,000	8.75%, 07/01/2019	2,571
		Lloyds Banking Group plc
	165	6.50%, 09/14/2020 ■	192
		Macquarie Group Ltd.
	5,450	3.00%, 12/03/2018 ■	5,581
	470	6.00%, 01/14/2020 ■	529
		Mapfre S.A.
EUR	200	5.92%, 07/24/2037	285
		Marsh & McLennan Cos., Inc.
	6,675	2.30%, 04/01/2017	6,800
	3,900	4.05%, 10/15/2023	4,091
	565	4.80%, 07/15/2021	621
		Massachusetts Mutual Life Insurance Co.
	3,350	8.88%, 06/01/2039 ■	5,289
		Massmutual Global Funding
	2,625	2.10%, 08/02/2018 ■	2,635
		MasterCard, Inc.
	11,575	3.38%, 04/01/2024	11,631

7

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 43.4% - (continued)
		Finance and Insurance - 19.1% - (continued)
		Merrill Lynch & Co., Inc.
	$2,496	5.70%, 05/02/2017	$2,753
	4,890	6.05%, 05/16/2016	5,293
	320	6.40%, 08/28/2017	363
	4,515	6.88%, 04/25/2018	5,269
	9,330	7.75%, 05/14/2038	12,717
		MetLife Global Funding I
	11,860	1.30%, 04/10/2017 ■	11,865
		MetLife, Inc.
	6,030	3.60%, 04/10/2024	6,113
		Mizuho Bank Ltd.
	5,340	2.45%, 04/16/2019 ■	5,348
		Morgan Stanley
	5,030	1.75%, 02/25/2016	5,096
	5,735	2.13%, 04/25/2018	5,752
	7,450	2.50%, 01/24/2019	7,489
	1,000	3.75%, 02/25/2023	1,008
	2,225	3.88%, 04/29/2024	2,243
	4,270	4.10%, 05/22/2023	4,284
	1,770	4.88%, 11/01/2022	1,885
	200	5.45%, 07/15/2019 ♠	200
	1,550	5.50%, 01/26/2020	1,754
	2,371	5.55%, 04/27/2017	2,618
	3,361	5.75%, 01/25/2021	3,880
	2,460	6.63%, 04/01/2018	2,845
	2,600	7.30%, 05/13/2019	3,139
		National City Corp.
	585	6.88%, 05/15/2019	693
		National Rural Utilities Cooperative Finance Corp.
	1,735	2.35%, 06/15/2020	1,721
		Nationstar Mortgage LLC
	2,485	6.50%, 08/01/2018 - 07/01/2021	2,454
	675	7.88%, 10/01/2020	689
		Nationwide Mutual Insurance Co.
	4,975	9.38%, 08/15/2039 ■	7,689
		Navient Corp.
	625	6.25%, 01/25/2016	660
	465	8.00%, 03/25/2020	526
	395	8.45%, 06/15/2018	456
		NN Group N.V.
EUR	425	4.63%, 04/08/2044 §	592
		Nordea Bank AB
	760	4.88%, 05/13/2021 ■	821
		Nuveen Investments, Inc.
	970	9.13%, 10/15/2017 ■	1,045
		Pacific Life Insurance Co.
	2,075	9.25%, 06/15/2039 ■	3,202
		PNC Bank NA
	2,465	2.70%, 11/01/2022	2,374
		PNC Financial Services Group, Inc.
	1,240	2.85%, 11/09/2022 Δ	1,204
	4,075	3.90%, 04/29/2024	4,119
		PNC Funding Corp.
	3,590	5.25%, 11/15/2015	3,793
		Principal Financial Group, Inc.
	620	3.30%, 09/15/2022	615
		Provident Companies, Inc.
	4,435	7.00%, 07/15/2018	5,152
		Provident Funding Associates L.P.
	2,785	6.75%, 06/15/2021 ■	2,764
		Prudential Financial, Inc.
	550	4.60%, 05/15/2044	552
	1,660	5.80%, 11/16/2041	1,964
	5,320	7.38%, 06/15/2019	6,517
		Rabobank Nederland
	5,925	2.25%, 01/14/2019 ╦	5,973
	1,000	5.25%, 05/24/2041	1,131
	3,835	5.75%, 12/01/2043	4,390
		Realty Income Corp.
	2,676	3.25%, 10/15/2022	2,612
	1,130	4.65%, 08/01/2023	1,211
	1,085	6.75%, 08/15/2019	1,287
		Royal Bank of Scotland Group plc
	3,720	2.55%, 09/18/2015	3,790
	540	3.95%, 09/21/2015	558
	7,475	5.13%, 05/28/2024	7,474
	1,260	6.99%, 10/05/2017 ■♠	1,446
	300	7.64%, 09/27/2017 ♠Δ	319
	725	9.50%, 03/16/2022 §	843
		Santander UK plc
	2,290	5.00%, 11/07/2023 ■	2,459
		Simon Property Group L.P.
	2,115	5.65%, 02/01/2020	2,453
		Simon Property Group, Inc.
	3,120	1.50%, 02/01/2018 ■	3,096
		Skandinaviska Enskilda Banken AB
	3,810	2.38%, 11/20/2018 ■	3,839
		Societe Generale
	2,535	2.63%, 10/01/2018	2,584
	2,670	5.00%, 01/17/2024 ■	2,750
	3,005	6.00%, 01/27/2020 ■♠	2,892
EUR	225	6.75%, 04/07/2049 §	312
	2,175	7.88%, 12/18/2023 ■♠	2,276
	1,055	8.25%, 11/29/2018 §♠	1,130
		SoftBank Corp.
	850	4.50%, 04/15/2020 ■	852
		Standard Bank plc
	100	8.13%, 12/02/2019 §	118
		Standard Chartered plc
	825	4.00%, 07/12/2022 §	850
	1,650	5.70%, 03/26/2044 ■	1,741
		State Street Capital Trust IV
	100	1.23%, 06/15/2037 Δ	86
		State Street Corp.
	1,445	3.10%, 05/15/2023	1,417
	4,000	3.70%, 11/20/2023	4,125
	775	4.96%, 03/15/2018	844
		Sumitomo Mitsui Financial Group, Inc.
	5,800	4.44%, 04/02/2024 ■	6,040
		SunTrust Banks, Inc.
	4,940	2.35%, 11/01/2018	4,981
	3,700	2.50%, 05/01/2019	3,721
		Swedbank AB
	7,071	2.38%, 02/27/2019 ■	7,106
		Swiss Re Treasury U.S. Corp.
	460	2.88%, 12/06/2022 ■	439
		Teachers Insurance & Annuity Association of America
	3,000	6.85%, 12/16/2039 ■	3,976

8

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 43.4% - (continued)
		Finance and Insurance - 19.1% - (continued)
		TMX Finance LLC
	$2,130	8.50%, 09/15/2018 ■	$2,260
		Toyota Motor Credit Corp.
	3,500	2.13%, 07/18/2019	3,487
		TSMC Global Ltd.
	1,400	1.63%, 04/03/2018 ■	1,374
		UBS AG Stamford CT
	2,850	5.88%, 07/15/2016	3,108
		UNIQA Insurance Group AG
EUR	300	6.88%, 07/31/2043 §	462
		UnitedHealth Group, Inc.
	1,981	6.88%, 02/15/2038	2,676
		UPCB Finance V Ltd.
	475	7.25%, 11/15/2021 ■	515
		Ventas Realty L.P.
	1,000	1.25%, 04/17/2017	997
	1,240	2.70%, 04/01/2020	1,225
	3,975	3.25%, 08/15/2022	3,909
	1,280	3.75%, 05/01/2024	1,266
		Voya Financial, Inc.
	1,100	5.65%, 05/15/2053	1,119
		Wachovia Capital Trust III
	325	5.57%, 08/01/2014 ♠Δ	315
		Wachovia Corp.
	2,850	5.50%, 08/01/2035	3,214
		Wellpoint, Inc.
	1,365	3.13%, 05/15/2022	1,349
	3,315	4.63%, 05/15/2042	3,337
	425	5.10%, 01/15/2044	459
	1,000	5.85%, 01/15/2036	1,184
	2,330	6.38%, 06/15/2037	2,937
		Wells Fargo & Co.
	9,560	2.13%, 04/22/2019	9,504
	3,710	3.00%, 01/22/2021	3,748
	4,965	3.45%, 02/13/2023	4,917
	1,115	4.10%, 06/03/2026	1,124
	4,080	4.13%, 08/15/2023	4,221
	759	4.48%, 01/16/2024	803
	3,000	4.60%, 04/01/2021	3,317
	7,185	5.38%, 11/02/2043	7,888
	4,868	5.61%, 01/15/2044	5,523
		XL Capital Ltd.
	953	5.25%, 09/15/2014	959
		XLIT Ltd.
	6,325	2.30%, 12/15/2018	6,266
		Xstrata Finance Canada Ltd.
	4,200	2.70%, 10/25/2017 ■	4,301
	800	3.60%, 01/15/2017 ■	838
		YPF S.A.
	705	8.75%, 04/04/2024 ■	733
			958,201
		Food Manufacturing - 0.3%
		Cargill, Inc.
	2,925	4.10%, 11/01/2042 ■	2,829
	1,000	6.00%, 11/27/2017 ■	1,133
		ConAgra Foods, Inc.
	3,000	7.13%, 10/01/2026	3,768
		Grupo Bimbo S.A.B. de C.V.
	2,140	3.88%, 06/27/2024 ■	2,125
		Kellogg Co.
	550	7.45%, 04/01/2031	719
		Kraft Foods Group, Inc.
	1,450	3.50%, 06/06/2022	1,478
	770	5.00%, 06/04/2042	822
		Mondelez International, Inc.
	1,025	4.00%, 02/01/2024	1,065
		TreeHouse Foods, Inc.
	2,340	4.88%, 03/15/2022	2,334
			16,273
		Food Services - 0.1%
		ARAMARK Corp.
	2,275	5.75%, 03/15/2020	2,343
		CEC Entertainment, Inc.
	1,045	8.00%, 02/15/2022 ■	1,053
		McDonald's Corp.
	400	6.30%, 10/15/2037	517
			3,913
		Furniture and Related Product Manufacturing - 0.0%
		Newell Rubbermaid, Inc.
	1,565	2.05%, 12/01/2017	1,576

		Health Care and Social Assistance - 2.8%
		AbbVie, Inc.
	5,740	1.75%, 11/06/2017	5,740
		Actavis Funding SCS
	3,825	3.85%, 06/15/2024 ■	3,817
		Aetna, Inc.
	2,215	2.20%, 03/15/2019	2,210
	1,600	4.50%, 05/15/2042	1,627
		Alere, Inc.
	1,200	6.50%, 06/15/2020	1,227
		Amgen, Inc.
	435	0.83%, 05/22/2019 Δ	437
	7,475	1.25%, 05/22/2017	7,447
	1,500	2.13%, 05/15/2017	1,531
	5,070	3.63%, 05/22/2024	5,080
	700	4.10%, 06/15/2021	751
	4,340	5.15%, 11/15/2041	4,648
	1,475	6.90%, 06/01/2038	1,944
		AmSurg Corp.
	780	5.63%, 07/15/2022 ■	784
		Biomet, Inc.
	1,005	6.50%, 08/01/2020 - 10/01/2020	1,072
		Catholic Health Initiatives
	1,290	2.60%, 08/01/2018	1,295
		Celgene Corp.
	2,945	3.63%, 05/15/2024	2,945
	2,725	4.63%, 05/15/2044	2,713
		Community Health Systems, Inc.
	545	5.13%, 08/15/2018	559
	3,770	6.88%, 02/01/2022 ■	3,855
	1,440	7.13%, 07/15/2020	1,537
		Cubist Pharmaceuticals
	327	1.88%, 09/01/2020 ■β	352

9

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 43.4% - (continued)
	Health Care and Social Assistance - 2.8% - (continued)
	CVS Caremark Corp.
$1,730	2.75%, 12/01/2022	$1,665
4,000	4.00%, 12/05/2023	4,178
1,170	5.75%, 05/15/2041	1,385
1,325	6.13%, 09/15/2039	1,633
34	6.94%, 01/10/2030	41
	CVS Pass-Through Trust
16	6.04%, 12/10/2028	18
	DaVita, Inc.
385	6.63%, 11/01/2020	404
	Envision Healthcare Corp.
600	5.13%, 07/01/2022 ■	593
	Express Scripts Holding Co.
10,645	3.50%, 06/15/2024	10,499
	Fresenius Medical Care U.S. Finance II, Inc.
115	5.63%, 07/31/2019 ■	123
96	5.88%, 01/31/2022 ■	105
30	6.50%, 09/15/2018 ■	33
	Gilead Sciences, Inc.
1,565	2.05%, 04/01/2019	1,558
1,765	3.70%, 04/01/2024	1,809
3,700	4.40%, 12/01/2021	4,059
	GlaxoSmithKline Capital, Inc.
1,090	2.80%, 03/18/2023	1,055
	Grifols Worldwide Operations Ltd.
245	5.25%, 04/01/2022 ■	246
	HCA Holdings, Inc.
1,310	6.25%, 02/15/2021	1,383
	HCA, Inc.
1,490	5.88%, 03/15/2022 - 05/01/2023	1,540
645	6.38%, 01/15/2015	657
2,160	6.50%, 02/15/2016 - 02/15/2020	2,336
115	7.25%, 09/15/2020	122
315	7.50%, 11/15/2095	293
	Kaiser Foundation Hospitals
1,010	3.50%, 04/01/2022	1,016
	McKesson Corp.
2,630	2.28%, 03/15/2019	2,621
1,390	4.88%, 03/15/2044	1,445
	Memorial Sloan-Kettering Cancer Center
695	5.00%, 07/01/2042	773
	Mylan, Inc.
730	1.80%, 06/24/2016	739
5,073	2.55%, 03/28/2019	5,076
3,575	4.20%, 11/29/2023	3,682
12,950	6.00%, 11/15/2018 ■	13,490
	Perrigo Co., Ltd.
2,620	2.30%, 11/08/2018 ■	2,605
3,775	4.00%, 11/15/2023 ■	3,831
1,565	5.30%, 11/15/2043 ■	1,673
	Pfizer, Inc.
1,000	4.30%, 06/15/2043	1,001
1,000	6.20%, 03/15/2019	1,175
1,450	7.20%, 03/15/2039	2,036
	Pinnacle Merger Sub, Inc.
1,580	9.50%, 10/01/2023 ■	1,738
	Rite Aid Corp.
75	8.00%, 08/15/2020	81
	Salix Pharmaceuticals Ltd.
3,210	6.00%, 01/15/2021 ■	3,354
	Savient Pharmaceuticals, Inc.
565	0.00%, 02/01/2018 Ω	1
	Schering-Plough Corp.
1,000	6.50%, 12/01/2033	1,335
	Tenet Healthcare Corp.
345	4.75%, 06/01/2020	342
1,660	5.00%, 03/01/2019 ■	1,635
315	6.25%, 11/01/2018	341
1,455	8.13%, 04/01/2022	1,626
	Wellcare Health Plans, Inc.
565	5.75%, 11/15/2020	576
	Zoetis, Inc.
2,125	4.70%, 02/01/2043	2,136
		141,634
	Information - 3.6%
	Activision Blizzard, Inc.
4,665	5.63%, 09/15/2021 ■	4,898
	Altice Financing S.A.
800	6.50%, 01/15/2022 ■	822
765	7.88%, 12/15/2019 ■	826
925	9.88%, 12/15/2020 ■	1,045
	AT&T, Inc.
3,000	2.38%, 11/27/2018	3,039
6,070	4.30%, 12/15/2042	5,708
7,600	4.80%, 06/15/2044	7,700
1,170	5.35%, 09/01/2040	1,270
1,250	5.50%, 02/01/2018	1,408
	Audatex North America, Inc.
1,272	6.00%, 06/15/2021 ■	1,332
	British Telecommunications plc
2,590	1.63%, 06/28/2016	2,619
	Cox Communications, Inc.
1,485	2.95%, 06/30/2023 ■	1,406
3,755	4.50%, 06/30/2043 ■	3,579
395	8.38%, 03/01/2039 ■	559
	CSC Holdings, Inc.
355	7.63%, 07/15/2018	404
	Deutsche Telekom International Finance B.V.
1,130	4.88%, 03/06/2042 ■	1,184
670	8.75%, 06/15/2030	983
	DISH DBS Corp.
2,315	5.00%, 03/15/2023	2,269
675	5.88%, 07/15/2022	705
2,570	6.75%, 06/01/2021	2,827
1,935	7.88%, 09/01/2019	2,225
	First Data Corp.
298	6.75%, 11/01/2020 ■	314
2,335	7.38%, 06/15/2019 ■	2,452
2,880	8.25%, 01/15/2021 ■	3,082
36	8.75%, 01/15/2022 ■Þ	39
350	12.63%, 01/15/2021	417
2,020	14.50%, 09/24/2019 ■Þ	2,282
	Harron Communications L.P.
595	9.13%, 04/01/2020 ■	661
	Infor Software Parent LLC
1,955	7.13%, 05/01/2021 ■	1,936
	Infor US, Inc.
530	9.38%, 04/01/2019	579

10

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 43.4% - (continued)
		Information - 3.6% - (continued)
		Intelsat Jackson Holdings S.A.
	$410	6.63%, 12/15/2022	$414
	1,295	7.25%, 04/01/2019	1,360
	635	7.50%, 04/01/2021	678
	10	8.50%, 11/01/2019	10
		Intelsat Luxembourg S.A.
	1,095	6.75%, 06/01/2018	1,139
	2,665	7.75%, 06/01/2021	2,725
		InterActiveCorp
	250	4.75%, 12/15/2022	240
		Level 3 Communications, Inc.
	80	8.88%, 06/01/2019	86
		Level 3 Escrow, Inc.
	1,545	5.38%, 08/15/2022 ■☼	1,516
	466	8.13%, 07/01/2019	496
		Level 3 Financing, Inc.
	905	6.13%, 01/15/2021 ■	937
	1,444	7.00%, 06/01/2020	1,536
	415	8.63%, 07/15/2020	451
		Mediacom LLC
	150	7.25%, 02/15/2022	161
	420	9.13%, 08/15/2019	440
		MetroPCS Wireless, Inc.
	1,450	6.63%, 11/15/2020	1,523
	540	7.88%, 09/01/2018	563
		Nara Cable Funding Ltd.
	1,285	8.88%, 12/01/2018 ■	1,362
		Oracle Corp.
	2,325	5.38%, 07/15/2040	2,632
		Softbrands, Inc.
	140	11.50%, 07/15/2018	157
		Sprint Communications, Inc.
	2,110	7.00%, 03/01/2020 ■	2,374
	1,935	7.25%, 09/15/2021 ■	2,061
	2,270	7.88%, 09/15/2023 ■	2,429
	1,250	9.00%, 11/15/2018 ■	1,465
		Sprint Corp.
	300	7.13%, 06/15/2024 ■	306
		Syniverse Holdings, Inc.
	2,025	9.13%, 01/15/2019	2,126
		Telefonica Emisiones SAU
	2,875	7.05%, 06/20/2036	3,651
		Telefonica Europe B.V.
	440	8.25%, 09/15/2030	600
		T-Mobile USA, Inc.
	210	5.25%, 09/01/2018	216
	180	6.13%, 01/15/2022	185
	890	6.46%, 04/28/2019	928
	260	6.50%, 01/15/2024	271
	2,380	6.63%, 04/28/2021	2,499
	1,030	6.73%, 04/28/2022	1,079
	145	6.84%, 04/28/2023	154
		TW Telecom Holdings, Inc.
	90	5.38%, 10/01/2022	97
		Unitymedia Hessen GmbH & Co.
	1,800	5.50%, 01/15/2023 ■	1,809
		UPCB Finance VI Ltd.
	470	6.88%, 01/15/2022 ■	503
		Verint Systems, Inc.
	626	1.50%, 06/01/2021 β	635
		Verizon Communications, Inc.
	3,825	2.50%, 09/15/2016	3,948
	4,575	3.45%, 03/15/2021	4,669
	7,200	3.65%, 09/14/2018	7,676
	9,825	4.15%, 03/15/2024	10,167
	9,770	5.15%, 09/15/2023	10,812
	1,150	6.35%, 04/01/2019	1,350
	2,970	6.40%, 02/15/2038	3,615
	19,930	6.55%, 09/15/2043	25,029
	2,300	6.90%, 04/15/2038	2,947
		Verizon Global Funding Corp.
	1,310	7.75%, 12/01/2030	1,811
		Videotron Ltd.
	245	5.00%, 07/15/2022	247
		Vodafone Group plc
	2,000	1.25%, 09/26/2017	1,978
	2,100	1.50%, 02/19/2018	2,077
		Wind Acquisition Finance S.A.
EUR	2,380	4.00%, 07/15/2020 ■	3,191
	225	6.50%, 04/30/2020 ■	239
		Windstream Corp.
	615	6.38%, 08/01/2023	607
	280	7.50%, 06/01/2022	302
	480	7.75%, 10/15/2020	514
	165	8.13%, 09/01/2018	172
		Zayo Group LLC
	755	8.13%, 01/01/2020	800
	60	10.13%, 07/01/2020	68
			182,603
		Leather and Allied Product Manufacturing - 0.0%
		Nike, Inc.
	1,940	3.63%, 05/01/2043	1,785

		Machinery Manufacturing - 0.2%
		Case New Holland Industrial, Inc.
	290	7.88%, 12/01/2017	331
		Caterpillar, Inc.
	1,920	3.40%, 05/15/2024	1,930
		Hutchison Whampoa International Ltd.
	2,800	2.00%, 11/08/2017 ■	2,821
	965	3.50%, 01/13/2017 ■	1,011
	900	5.75%, 09/11/2019 ■	1,032
		Perusahaan Listrik Negara
	200	5.50%, 11/22/2021 ■	212
		Weekley Homes LLC
	110	6.00%, 02/01/2023	109
			7,446
		Mining - 0.5%
		AK Steel Corp.
	1,685	7.63%, 05/15/2020	1,723
	795	8.38%, 04/01/2022	837
		AuRico Gold, Inc.
	470	7.75%, 04/01/2020 ■	476
		Barrick Gold Corp.
	2,450	4.10%, 05/01/2023	2,422
		Barrick North America Finance LLC
	1,625	4.40%, 05/30/2021	1,697
	3,850	5.75%, 05/01/2043	3,959

11

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 43.4% - (continued)
		Mining - 0.5% - (continued)
		BHP Billiton Finance USA Ltd.
	$1,850	5.00%, 09/30/2043	$2,043
		Codelco, Inc.
	100	3.75%, 11/04/2020 ■	103
	115	3.75%, 11/04/2020 §	119
	235	3.88%, 11/03/2021 §	242
		Falconbridge Ltd.
	75	5.38%, 06/01/2015	78
	75	6.00%, 10/15/2015	79
		Freeport-McMoRan Copper & Gold, Inc.
	4,175	3.10%, 03/15/2020	4,199
	1,390	3.55%, 03/01/2022	1,371
		Glencore Funding LLC
	3,020	1.70%, 05/27/2016 ■	3,041
	2,225	2.50%, 01/15/2019 ■	2,206
		Newmont Mining Corp.
	150	4.88%, 03/15/2042	135
		Rio Tinto Finance USA Ltd.
	1,100	3.50%, 11/02/2020	1,145
		Teck Resources Ltd.
	1,015	3.00%, 03/01/2019	1,031
			26,906
		Miscellaneous Manufacturing - 0.2%
		BE Aerospace, Inc.
	895	5.25%, 04/01/2022	970
	305	6.88%, 10/01/2020	329
		DigitalGlobe, Inc.
	690	5.25%, 02/01/2021	675
		Owens-Brockway Glass Container, Inc.
	155	7.38%, 05/15/2016	168
		S.C. Johnson & Son, Inc.
	2,520	4.00%, 05/15/2043 ■	2,452
		United Technologies Corp.
	1,925	4.50%, 06/01/2042	1,996
	950	6.13%, 07/15/2038	1,216
			7,806
		Motor Vehicle and Parts Manufacturing - 0.7%
		American Axle & Manufacturing Holdings, Inc.
	295	6.63%, 10/15/2022	318
		Chrysler Group LLC
	1,790	8.00%, 06/15/2019	1,906
	2,505	8.25%, 06/15/2021	2,756
		Daimler Finance NA LLC
	6,460	1.38%, 08/01/2017 ■☼	6,443
	7,300	3.25%, 08/01/2024 ■☼	7,232
		Ford Motor Co.
	370	7.45%, 07/16/2031	490
		General Motors Co.
	1,035	4.88%, 10/02/2023	1,080
	585	6.25%, 10/02/2043	663
		General Motors Financial Co., Inc.
	435	2.63%, 07/10/2017	433
	8,295	3.50%, 07/10/2019	8,263
		General Motors, Inc.
	425	3.50%, 10/02/2018	427
		Johnson Controls, Inc.
	2,000	1.40%, 11/02/2017	1,988
		Tenneco, Inc.
	240	7.75%, 08/15/2018	250
		TRW Automotive, Inc.
	65	4.50%, 03/01/2021 ■	66
	375	7.25%, 03/15/2017 ■	423
			32,738
		Nonmetallic Mineral Product Manufacturing - 0.1%
		Ardagh Finance Holdings S.A.
	740	8.63%, 06/15/2019 ■	746
		Ardagh Packaging Finance plc
	1,015	6.00%, 06/30/2021 ■	970
	72	7.00%, 11/15/2020 ■	71
	240	9.13%, 10/15/2020 ■	259
		Cemex Finance LLC
	1,660	6.00%, 04/01/2024 ■	1,660
		Cemex S.A.B. de C.V.
	325	3.75%, 03/15/2018 β	469
		Silgan Holdings, Inc.
	500	5.00%, 04/01/2020	510
			4,685
		Other Services - 0.2%
		Abengoa Finance
EUR	570	6.00%, 03/31/2021 ■	788
	850	7.75%, 02/01/2020 ■	929
		Delphi Corp.
	1,875	4.15%, 03/15/2024	1,916
	2,510	5.00%, 02/15/2023	2,695
		Service Corp. International
	960	4.50%, 11/15/2020	950
	1,185	5.38%, 01/15/2022	1,200
	120	6.75%, 04/01/2016	129
	885	7.63%, 10/01/2018	1,029
		Sonic Automotive, Inc.
	590	7.00%, 07/15/2022	637
			10,273
		Paper Manufacturing - 0.1%
		Kimberly-Clark Corp.
	5,000	1.90%, 05/22/2019	4,964

		Petroleum and Coal Products Manufacturing - 3.0%
		Anadarko Petroleum Corp.
	1,250	4.50%, 07/15/2044	1,242
	1,650	5.95%, 09/15/2016	1,816
	1,300	6.45%, 09/15/2036	1,631
	2,110	8.70%, 03/15/2019	2,688
		Antero Resources Finance Corp.
	340	5.38%, 11/01/2021	344
	1,250	6.00%, 12/01/2020	1,303
		Bonanza Creek Energy, Inc.
	880	6.75%, 04/15/2021	915
		Canadian Natural Resources Ltd.
	3,720	3.80%, 04/15/2024	3,800
		Chesapeake Energy Corp.
	160	6.63%, 08/15/2020	178
	255	6.88%, 11/15/2020	287
		Cimarex Energy Co.
	185	4.38%, 06/01/2024	189
		CNOOC Finance 2012 Ltd.
	2,466	3.88%, 05/02/2022 ■	2,489
	430	5.00%, 05/02/2042 §	448

12

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 43.4% - (continued)
	Petroleum and Coal Products Manufacturing - 3.0% - (continued)
	CNPC General Capital
$2,270	1.95%, 04/16/2018 ■	$2,229
1,900	2.75%, 04/19/2017 ■	1,943
	CNPC HK Overseas Capital Ltd.
315	4.50%, 04/28/2021 ■	334
	Cobalt International Energy, Inc.
795	2.63%, 12/01/2019 β	707
	Concho Resources, Inc.
550	5.50%, 10/01/2022	572
	ConocoPhillips
1,775	6.50%, 02/01/2039	2,344
	Continental Resources, Inc.
3,155	3.80%, 06/01/2024 ■	3,171
1,550	4.90%, 06/01/2044 ■	1,586
	Devon Energy Corp.
2,000	5.60%, 07/15/2041	2,297
260	7.95%, 04/15/2032	367
	Devon Financing Corp.
350	7.88%, 09/30/2031	490
	Diamondback Energy, Inc.
1,315	7.63%, 10/01/2021 ■	1,427
	Empresa Nacional del Petroleo
100	4.75%, 12/06/2021 §	105
	Enable Midstream Partners L.P.
5,100	3.90%, 05/15/2024 ■	5,069
65	5.00%, 05/15/2044 ■	65
	Enbridge, Inc.
3,385	3.50%, 06/10/2024	3,339
755	4.50%, 06/10/2044	741
	EnCana Corp.
1,100	3.90%, 11/15/2021	1,162
725	5.15%, 11/15/2041	777
3,000	6.50%, 08/15/2034	3,717
	Everest Acquisition LLC
380	6.88%, 05/01/2019	398
1,520	9.38%, 05/01/2020	1,684
	Harvest Operations Corp.
520	6.88%, 10/01/2017	560
	Hess Corp.
1,735	1.30%, 06/15/2017	1,731
2,550	3.50%, 07/15/2024	2,532
1,150	5.60%, 02/15/2041	1,311
500	6.00%, 01/15/2040	599
1,325	7.30%, 08/15/2031	1,765
	KazMunayGas National Co. JSC
320	11.75%, 01/23/2015 §	335
	Lukoil International Finance B.V.
3,435	3.42%, 04/24/2018 ■	3,298
200	3.42%, 04/24/2018 §	192
400	6.13%, 11/09/2020 §	409
	Marathon Oil Corp.
3,310	2.80%, 11/01/2022	3,198
	MEG Energy Corp.
980	6.38%, 01/30/2023 ■	1,007
	Nexen, Inc.
400	6.40%, 05/15/2037	491
1,450	7.50%, 07/30/2039	2,005
	Pemex Project Funding Master Trust
540	6.63%, 06/15/2038	626
	Petrohawk Energy Corp.
4,675	6.25%, 06/01/2019	5,031
2,525	7.25%, 08/15/2018	2,621
	Petroleos de Venezuela S.A.
1,185	5.25%, 04/12/2017 §	998
8,975	6.00%, 11/15/2026 §	5,547
2,510	9.00%, 11/17/2021 §	2,133
	Pioneer Natural Resources Co.
95	5.88%, 07/15/2016	103
260	6.65%, 03/15/2017	294
145	6.88%, 05/01/2018	170
	Plains Exploration & Production Co.
10,988	6.63%, 05/01/2021	12,224
243	6.88%, 02/15/2023	281
	Range Resources Corp.
205	5.00%, 08/15/2022	210
430	5.75%, 06/01/2021	454
15	6.75%, 08/01/2020	16
	Ras Laffan Liquefied Natural Gas Co., Ltd.
896	5.83%, 09/30/2016 ■	951
	Reliance Holdings USA, Inc.
255	5.40%, 02/14/2022 ■	276
250	5.40%, 02/14/2022 §	271
	Rosetta Resources, Inc.
1,320	5.63%, 05/01/2021	1,330
595	5.88%, 06/01/2022	605
	San Diego Gas & Electric Co.
4,770	3.60%, 09/01/2023	4,974
	Seadrill Ltd.
940	6.13%, 09/15/2017 ■	987
	Sempra Energy
5,000	3.55%, 06/15/2024	5,026
3,135	4.05%, 12/01/2023	3,295
	Shell International Finance B.V.
2,650	4.55%, 08/12/2043	2,781
2,400	6.38%, 12/15/2038	3,138
	Statoil ASA
4,125	2.90%, 11/08/2020	4,209
	Tosco Corp.
500	8.13%, 02/15/2030	737
	Total Capital International S.A.
3,065	2.88%, 02/17/2022	3,057
	Transocean, Inc.
925	3.80%, 10/15/2022	897
1,100	6.38%, 12/15/2021	1,254
200	6.80%, 03/15/2038	222
	Tullow Oil plc
1,240	6.00%, 11/01/2020 ■	1,259
1,625	6.25%, 04/15/2022 ■	1,633
	Williams Partners L.P.
2,295	3.35%, 08/15/2022	2,273
6,750	3.90%, 01/15/2025	6,749
2,330	4.30%, 03/04/2024	2,414
750	6.30%, 04/15/2040	890
		151,223
	Pipeline Transportation - 0.6%
	DCP Midstream LLC
600	4.75%, 09/30/2021 ■	634

13

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 43.4% - (continued)
	Pipeline Transportation - 0.6% - (continued)
	El Paso Corp.
$370	6.50%, 09/15/2020	$407
850	7.00%, 06/15/2017	937
	El Paso Natural Gas Co.
50	7.25%, 06/01/2018	56
	Energy Transfer Equity L.P.
3,655	3.60%, 02/01/2023	3,603
2,900	4.15%, 10/01/2020	3,043
660	5.20%, 02/01/2022	727
835	6.13%, 02/15/2017	930
125	6.63%, 10/15/2036	149
1,425	7.50%, 10/15/2020 - 07/01/2038	1,767
	Enterprise Products Operating LLC
4,450	3.35%, 03/15/2023	4,422
1,300	5.95%, 02/01/2041	1,555
	Kinder Morgan Energy Partners L.P.
4,500	5.00%, 08/15/2042	4,328
	Kinder Morgan Finance Co.
110	5.70%, 01/05/2016	115
275	6.00%, 01/15/2018 ■	298
	MarkWest Energy Partners L.P.
175	5.50%, 02/15/2023	182
88	6.25%, 06/15/2022	93
	Plains All American Pipeline L.P.
980	2.85%, 01/31/2023	937
1,375	3.85%, 10/15/2023	1,399
	Sunoco Logistics Partners Operations L.P.
980	4.25%, 04/01/2024	999
1,830	5.30%, 04/01/2044	1,894
		28,475
	Plastics and Rubber Products Manufacturing - 0.0%
	Associated Materials LLC
310	9.13%, 11/01/2017	309
	Continental Rubber of America Corp.
400	4.50%, 09/15/2019 ■	422
	Nortek, Inc.
1,155	8.50%, 04/15/2021	1,253
		1,984
	Primary Metal Manufacturing - 0.2%
	ArcelorMittal
2,475	5.00%, 02/25/2017	2,550
800	9.50%, 02/15/2015	829
	Goldcorp, Inc.
5,555	3.63%, 06/09/2021	5,626
	Novelis, Inc.
125	8.38%, 12/15/2017	131
	United States Steel Corp.
1,752	7.38%, 04/01/2020	1,923
		11,059
	Printing and Related Support Activities - 0.1%
	Deluxe Corp.
640	6.00%, 11/15/2020	671
	Quad Graphics, Inc.
1,985	7.00%, 05/01/2022 ■	1,950
	Quebecor Media, Inc.
335	5.75%, 01/15/2023	338
		2,959
	Professional, Scientific and Technical Services - 0.1%
	Getty Images, Inc.
1,580	7.00%, 10/15/2020 ■	1,418
	IBM Corp.
1,730	1.95%, 02/12/2019	1,731
	Lamar Media Corp.
625	5.00%, 05/01/2023	620
95	5.88%, 02/01/2022	100
	Lender Processing Services, Inc.
330	5.75%, 04/15/2023	354
	SunGard Data Systems, Inc.
365	6.63%, 11/01/2019	374
486	7.38%, 11/15/2018	507
45	7.63%, 11/15/2020	48
		5,152
	Rail Transportation - 0.4%
	Burlington Northern Santa Fe Corp.
2,131	3.00%, 03/15/2023	2,089
2,980	3.05%, 09/01/2022	2,951
3,825	3.85%, 09/01/2023	3,974
	Canadian Pacific Railway Co.
1,125	4.45%, 03/15/2023	1,228
2,540	4.50%, 01/15/2022	2,786
2,055	5.95%, 05/15/2037	2,544
1,596	6.50%, 05/15/2018	1,849
	CSX Corp.
1,000	4.75%, 05/30/2042	1,044
	Kazakhstan Temir Zholy Finance B.V.
625	6.38%, 10/06/2020 §	699
	Union Pacific Corp.
765	4.85%, 06/15/2044	849
		20,013
	Real Estate, Rental and Leasing - 1.3%
	Air Lease Corp.
7,770	4.50%, 01/15/2016	8,062
9,225	5.63%, 04/01/2017 Δ	10,009
	American Tower Corp.
190	5.00%, 02/15/2024	205
	Boston Properties L.P.
2,580	3.13%, 09/01/2023	2,492
	CBRE Services, Inc.
905	5.00%, 03/15/2023	900
	Duke Realty L.P.
2,200	3.63%, 04/15/2023	2,171
7,311	3.88%, 02/15/2021 - 10/15/2022	7,493
895	6.75%, 03/15/2020	1,060
	ERAC USA Finance Co.
935	2.35%, 10/15/2019 ■	928
925	2.80%, 11/01/2018 ■	950
1,370	3.30%, 10/15/2022 ■	1,351
1,000	5.63%, 03/15/2042 ■	1,131
	ERP Operating L.P.
7,310	2.38%, 07/01/2019	7,309
1,275	4.50%, 07/01/2044	1,275
	GATX Corp.
645	2.50%, 07/30/2019	647
	Hertz Corp.
275	6.75%, 04/15/2019	287
	Hertz Global Holdings, Inc.
195	5.88%, 10/15/2020	199
130	6.25%, 10/15/2022	135

14

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 43.4% - (continued)
	Real Estate, Rental and Leasing - 1.3% - (continued)
	International Lease Finance Corp.
$1,250	5.88%, 04/01/2019 - 08/15/2022	$1,332
2,260	6.25%, 05/15/2019	2,452
350	7.13%, 09/01/2018 ■	401
380	8.75%, 03/15/2017	431
	Penske Automotive Group, Inc.
2,700	3.13%, 05/11/2015 ■	2,752
	ProLogis L.P.
1,500	3.35%, 02/01/2021	1,511
6,500	4.25%, 08/15/2023	6,763
	Realogy Corp.
673	7.63%, 01/15/2020 ■	725
	Ryder System, Inc.
1,690	2.55%, 06/01/2019	1,702
		64,673
	Retail Trade - 1.0%
	99 Cents Only Stores
1,437	11.00%, 12/15/2019	1,574
	American Builders & Contractors Supply Co., Inc.
190	5.63%, 04/15/2021 ■	190
	AmeriGas Finance LLC
130	6.75%, 05/20/2020	137
	AutoZone, Inc.
1,823	3.70%, 04/15/2022	1,865
700	7.13%, 08/01/2018	828
	Building Materials Corp.
200	6.75%, 05/01/2021 ■	213
	Eaton Corp.
2,800	2.75%, 11/02/2022	2,696
	Energy Transfer Partners
2,000	6.70%, 07/01/2018	2,325
	GRD Holding III Corp.
1,005	10.75%, 06/01/2019 ■	1,116
	Home Depot, Inc.
220	4.20%, 04/01/2043	216
1,265	4.88%, 02/15/2044	1,385
2,050	5.88%, 12/16/2036	2,527
	Jaguar Land Rover plc
375	8.13%, 05/15/2021 ■	415
	Kroger (The) Co.
2,815	2.30%, 01/15/2019	2,828
360	3.85%, 08/01/2023	369
1,580	5.15%, 08/01/2043	1,697
	Lowe's Cos., Inc.
1,510	5.00%, 09/15/2043	1,660
	Macy's Retail Holdings, Inc.
20	6.70%, 09/15/2028	24
20	7.00%, 02/15/2028	25
	Michaels Stores, Inc.
795	5.88%, 12/15/2020 ■	783
948	7.75%, 11/01/2018	988
	O'Reilly Automotive, Inc.
40	3.85%, 06/15/2023	41
	Party City Holdings, Inc.
1,920	8.88%, 08/01/2020	2,069
	PC Nextco Holdings LLC/PC Nextco Finance, Inc.
1,150	8.75%, 08/15/2019 ■	1,161
	Sally Holdings LLC
135	5.75%, 06/01/2022	140
225	6.88%, 11/15/2019	240
	Sotheby's
595	5.25%, 10/01/2022 ■	582
	Target Corp.
3,240	3.88%, 07/15/2020	3,470
	Wal-Mart Stores, Inc.
4,380	3.30%, 04/22/2024	4,394
3,000	4.00%, 04/11/2043	2,880
3,170	4.30%, 04/22/2044	3,179
1,000	5.00%, 10/25/2040	1,109
600	5.25%, 09/01/2035	692
703	5.63%, 04/15/2041	852
2,000	6.20%, 04/15/2038	2,553
2,800	6.50%, 08/15/2037	3,694
		50,917
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Procter & Gamble Co.
1,200	5.55%, 03/05/2037	1,462
	Sun Products Corp.
1,320	7.75%, 03/15/2021 ■	1,083
		2,545
	Support Activities For Transportation - 0.0%
	GNL Quintero S.A.
380	4.63%, 07/31/2029 ■	383

	Transportation Equipment Manufacturing - 0.1%
	Huntington Ingalls Industries, Inc.
1,315	6.88%, 03/15/2018	1,374
106	7.13%, 03/15/2021	114
	Kansas City Southern de Mexico S.A. de C.V.
2,245	3.00%, 05/15/2023	2,124
		3,612
	Truck Transportation - 0.3%
	Penske Truck Leasing Co.
5,000	2.50%, 03/15/2016 - 06/15/2019 ■	5,028
10,130	4.88%, 07/11/2022 ■	11,046
		16,074
	Utilities - 2.9%
	AES (The) Corp.
90	7.75%, 10/15/2015	96
123	8.00%, 10/15/2017	141
	AES Panama S.A.
15	6.35%, 12/21/2016 §	15
	Appalachian Power Co.
75	4.40%, 05/15/2044	75
	Berkshire Hathaway Energy Co.
500	5.95%, 05/15/2037	609
	Carolina Power & Light Co.
2,060	4.10%, 05/15/2042	2,046
	Centrais Eletricas Brasileiras S.A.
960	5.75%, 10/27/2021 §	970
	Comision Federal de Electricidad
370	4.88%, 01/15/2024 ■	390
645	4.88%, 01/15/2024 §	681
	Commonwealth Edison Co.
720	3.40%, 09/01/2021	749
	Connecticut (The) Light & Power Co.
2,575	2.50%, 01/15/2023	2,454
	Consolidated Edison Co. of NY
1,400	4.20%, 03/15/2042	1,377

15

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 43.4% - (continued)
	Utilities - 2.9% - (continued)
	Dolphin Subsidiary II, Inc.
$2,160	7.25%, 10/15/2021	$2,279
	Dominion Resources, Inc.
5,000	1.05%, 11/01/2016 ■	4,988
7,000	1.25%, 03/15/2017	6,993
5,725	1.40%, 09/15/2017	5,696
3,000	1.95%, 08/15/2016	3,057
3,390	7.00%, 06/15/2038	4,539
	Duke Energy Corp.
1,350	3.55%, 09/15/2021	1,406
2,935	3.75%, 04/15/2024	3,008
3,000	3.95%, 10/15/2023	3,118
3,000	5.30%, 02/15/2040	3,550
	Duke Energy Indiana, Inc.
1,870	4.90%, 07/15/2043	2,071
	Duke Energy Ohio, Inc.
995	3.80%, 09/01/2023	1,049
	Duke Energy Progress, Inc.
6,475	2.80%, 05/15/2022	6,418
	E CL S.A.
100	5.63%, 01/15/2021 §	109
	Edison International
1,210	3.75%, 09/15/2017	1,285
	EDP Finance B.V.
760	5.25%, 01/14/2021 ■	791
	Electricitie De France
4,365	2.15%, 01/22/2019 ■	4,367
3,095	4.88%, 01/22/2044 ■	3,309
5,450	5.63%, 01/22/2024 ■♠	5,668
	Eskom Holdings Ltd.
800	5.75%, 01/26/2021 §	818
235	6.75%, 08/06/2023 ■	253
1,460	6.75%, 08/06/2023 §	1,569
	Exelon Generation Co. LLC
2,725	4.25%, 06/15/2022	2,825
	FirstEnergy Transmission LLC
7,475	5.45%, 07/15/2044 ■	7,571
	Florida Power & Light Co.
4,930	3.25%, 06/01/2024	4,956
1,300	4.13%, 02/01/2042	1,305
	IPALCO Enterprises, Inc.
30	7.25%, 04/01/2016 ■	32
	National Power Corp.
15	9.63%, 05/15/2028	22
	Nevada Power Co.
2,140	6.50%, 08/01/2018	2,512
450	7.13%, 03/15/2019	546
	NiSource Finance Corp.
1,450	3.85%, 02/15/2023	1,487
1,450	5.25%, 02/15/2043	1,568
	Northeast Utilities
2,775	2.80%, 05/01/2023	2,665
	Oncor Electric Delivery Co. LLC
2,000	4.10%, 06/01/2022	2,151
1,000	5.00%, 09/30/2017	1,110
615	5.25%, 09/30/2040	717
500	6.38%, 01/15/2015	513
	Pacific Gas & Electric Co.
625	2.45%, 08/15/2022	596
2,285	3.75%, 02/15/2024	2,346
2,400	6.05%, 03/01/2034	2,958
725	8.25%, 10/15/2018	898
	PacifiCorp
840	4.10%, 02/01/2042	833
1,000	5.50%, 01/15/2019	1,140
	Potomac Electric Power
2,700	4.15%, 03/15/2043	2,699
	PPL Capital Funding, Inc.
4,495	3.95%, 03/15/2024	4,631
	Progress Energy, Inc.
1,750	7.00%, 10/30/2031	2,333
3,051	7.05%, 03/15/2019	3,677
540	7.75%, 03/01/2031	758
	PSEG Power LLC
975	8.63%, 04/15/2031	1,402
	Public Service Co. of Colorado
1,930	3.60%, 09/15/2042	1,769
	Scana Corp.
500	4.75%, 05/15/2021	543
	Southern California Edison Co.
925	4.50%, 09/01/2040	979
500	6.00%, 01/15/2034	632
1,010	6.05%, 03/15/2039	1,294
	Southern Power Co.
1,615	5.25%, 07/15/2043	1,784
	Tampa Electric Co.
2,095	2.60%, 09/15/2022	2,021
	Texas Competitive Electric Co.
1,075	0.00%, 10/01/2020 ■Ω	919
	Virginia Electric and Power Co.
2,450	1.20%, 01/15/2018	2,419
		142,555
	Water Transportation - 0.0%
	Royal Caribbean Cruises Ltd.
120	5.25%, 11/15/2022	124

	Wholesale Trade - 0.5%
	Controladora Mabe S.A. de C.V.
545	7.88%, 10/28/2019 §	613
	Dynegy, Inc.
450	5.88%, 06/01/2023	432
	HD Supply, Inc.
220	8.13%, 04/15/2019	238
	Heineken N.V.
1,770	1.40%, 10/01/2017 ■	1,764
3,585	3.40%, 04/01/2022 ■	3,627
	International Paper Co.
12,650	3.65%, 06/15/2024	12,489
775	4.80%, 06/15/2044	767
500	7.30%, 11/15/2039	666
	J.M. Huber Corp.
962	9.88%, 11/01/2019 ■	1,088

16

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 43.4% - (continued)
		Wholesale Trade - 0.5% - (continued)
		SABMiller Holdings, Inc.
	$1,500	2.45%, 01/15/2017 ■	$1,540
	1,475	3.75%, 01/15/2022 ■	1,528
	800	4.95%, 01/15/2042 ■	863
			25,615
		Total Corporate Bonds
		(Cost $2,131,857)	$2,178,226

Foreign Government Obligations - 5.4%
		Argentina - 0.2%
		Argentina (Republic of)
	$7,585	0.00%, 10/03/2015 - 12/31/2038 ●	$5,432
EUR	303	0.00%, 12/31/2033 ●	335
	3,470	8.28%, 12/31/2033	3,123
			$8,890
		Azerbaijan - 0.0%
		Azerbaijan (Republic of)
	1,210	4.75%, 03/18/2024 ■	1,249

		Brazil - 0.5%
		Brazil (Federative Republic of)
	3,192	4.25%, 01/07/2025	3,200
	8,265	5.00%, 01/27/2045 ☼	7,955
BRL	2,607	6.00%, 08/15/2050 ◄	1,137
	2,654	8.00%, 01/15/2018	2,960
	3,524	8.25%, 01/20/2034	4,854
BRL	17,136	10.00%, 01/01/2021 - 01/01/2025	6,802
			26,908
		Chile - 0.0%
		Chile (Republic of)
	490	3.63%, 10/30/2042	432

		Colombia - 0.3%
		Colombia (Republic of)
COP	627,357	3.50%, 03/10/2021 ◄	335
	3,245	4.38%, 07/12/2021	3,456
COP	482,254	4.75%, 02/23/2023 ◄	280
	2,225	5.63%, 02/26/2044	2,482
	3,950	7.38%, 03/18/2019 - 09/18/2037	5,218
COP	1,295,400	7.50%, 08/26/2026	716
COP	1,450,000	7.75%, 04/14/2021	867
	695	8.13%, 05/21/2024	935
COP	10,000	9.85%, 06/28/2027	7
	85	10.38%, 01/28/2033	134
	1,536	11.75%, 02/25/2020	2,216
COP	108,000	12.00%, 10/22/2015	63
			16,709
		Croatia - 0.1%
		Croatia (Republic of)
	460	6.25%, 04/27/2017 ■	494
	1,720	6.25%, 04/27/2017 §	1,847
	520	6.63%, 07/14/2020 §	578
	530	6.75%, 11/05/2019 §	590
			3,509
		Dominican Republic - 0.1%
		Dominican (Republic of)
	595	6.60%, 01/28/2024 ■	649
	1,420	7.45%, 04/30/2044 ■	1,512
			2,161
		Ecuador - 0.1%
		Ecuador (Republic of)
	3,180	9.38%, 12/15/2015 §	3,339

		Hungary - 0.2%
		Hungary (Republic of)
	2,996	4.00%, 03/25/2019	3,080
	1,518	4.13%, 02/19/2018	1,575
	1,584	5.38%, 03/25/2024	1,675
EUR	550	5.75%, 06/11/2018 §	837
	363	6.25%, 01/29/2020	408
			7,575
		Iceland - 0.0%
		Iceland (Republic of)
	1,755	4.88%, 06/16/2016 §	1,835
	226	5.88%, 05/11/2022 ■	249
			2,084
		Indonesia - 0.5%
		Indonesia (Republic of)
	3,766	3.75%, 04/25/2022 §	3,700
	4,545	4.88%, 05/05/2021 §	4,823
	465	5.38%, 10/17/2023 ■	505
	260	5.38%, 10/17/2023 §	282
	2,120	5.88%, 03/13/2020 §	2,369
	6,106	6.63%, 02/17/2037 §	7,052
	2,650	7.75%, 01/17/2038 §	3,432
	1,288	8.50%, 10/12/2035 §	1,781
	1,365	11.63%, 03/04/2019 §	1,850
			25,794
		Jamaica - 0.0%
		Jamaica (Government of)
	585	7.63%, 07/09/2025	614

		Kazakhstan - 0.0%
		Kazakhstan (Republic of)
	540	5.75%, 04/30/2043 §	532

		Kenya - 0.0%
		Kenya (Republic of)
	375	5.88%, 06/24/2019 ■	387
	835	6.88%, 06/24/2024 ■	886
			1,273
		Latvia - 0.2%
		Latvia (Republic of)
EUR	100	2.63%, 01/21/2021 ■	140
	1,095	2.75%, 01/12/2020 ■	1,070
	4,590	2.75%, 01/12/2020 §	4,487
	385	5.25%, 02/22/2017 ■	419
	1,250	5.25%, 02/22/2017 - 06/16/2021 §	1,376
			7,492
		Lithuania - 0.1%
		Lithuania (Republic of)
	1,645	6.13%, 03/09/2021 §	1,925
	3,000	7.38%, 02/11/2020 §	3,660
			5,585

17

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 5.4% - (continued)
		Mexico - 0.4%
		Mexico (United Mexican States)
MXN	9,746	4.50%, 12/04/2025 - 11/22/2035 ◄	$885
	6,966	4.75%, 03/08/2044	6,983
	7,447	5.55%, 01/21/2045	8,415
	439	6.63%, 03/03/2015	452
	1,949	6.75%, 09/27/2034	2,509
MXN	26,330	10.00%, 12/05/2024	2,627
			21,871
		Morocco - 0.0%
		Morocco (Kingdom of)
EUR	460	4.50%, 10/05/2020 §	665
	280	5.50%, 12/11/2042 §	277
			942
		Pakistan - 0.0%
		Pakistan (Republic of)
	820	7.25%, 04/15/2019 ■	853
	755	8.25%, 04/15/2024 ■	804
			1,657
		Panama - 0.1%
		Panama (Republic of)
	122	7.25%, 03/15/2015	127
	345	8.88%, 09/30/2027	494
	1,302	9.38%, 04/01/2029	1,940
			2,561
		Peru - 0.1%
		Peru (Republic of)
PEN	3,325	5.20%, 09/12/2023	1,190
	1,020	5.63%, 11/18/2050	1,145
	785	6.55%, 03/14/2037	985
PEN	1,450	6.95%, 08/12/2031	564
PEN	75	7.84%, 08/12/2020	31
	1,455	8.38%, 05/03/2016	1,637
	25	9.88%, 02/06/2015	26
			5,578
		Philippines - 0.4%
		Philippines (Republic of)
	3,355	4.00%, 01/15/2021	3,577
	515	4.20%, 01/21/2024	546
	1,910	5.50%, 03/30/2026	2,201
	2,485	7.75%, 01/14/2031	3,454
	3,040	8.38%, 06/17/2019	3,846
	345	9.38%, 01/18/2017	412
	3,090	9.50%, 02/02/2030	4,851
	350	9.88%, 01/15/2019	460
	1,080	10.63%, 03/16/2025	1,706
			21,053
		Poland - 0.1%
		Poland (Republic of)
	765	4.00%, 01/22/2024	792
	2,055	5.00%, 03/23/2022	2,289
			3,081
		Romania - 0.2%
		Romania (Republic of)
	1,372	4.38%, 08/22/2023 §	1,411
EUR	355	4.63%, 09/18/2020 §	537
	392	4.88%, 01/22/2024 ■	417
	326	4.88%, 01/22/2024 §	347
EUR	510	4.88%, 11/07/2019 §	776
	894	6.13%, 01/22/2044 ■	1,017
	3,104	6.13%, 01/22/2044 §	3,531
	2,666	6.75%, 02/07/2022 §	3,179
			11,215
		Russia - 0.7%
		Russia (Federation of)
	200	3.63%, 04/29/2015 ■	203
	1,200	3.63%, 04/29/2015 §	1,217
	2,000	4.88%, 09/16/2023 ■	1,988
	5,600	4.88%, 09/16/2023 §	5,566
	1,200	5.00%, 04/29/2020 §	1,242
RUB	41,475	7.00%, 08/16/2023 Δ	1,006
	19,218	7.50%, 03/31/2030 §	21,755
RUB	49,180	7.60%, 04/14/2021 Δ	1,266
			34,243
		Slovenia - 0.1%
		Slovenia (Republic of)
	1,210	5.25%, 02/18/2024 ■	1,294
	995	5.50%, 10/26/2022 §	1,085
	1,045	5.85%, 05/10/2023 ■	1,165
			3,544
		South Africa - 0.1%
		South Africa (Republic of)
ZAR	20,800	7.00%, 02/28/2031	1,643
ZAR	14,645	8.75%, 02/28/2048	1,318
			2,961
		Sri Lanka - 0.1%
		Sri Lanka (Republic of)
	230	5.13%, 04/11/2019 ■	235
	2,235	6.00%, 01/14/2019 ■	2,369
			2,604
		Turkey - 0.4%
		Turkey (Republic of)
	545	5.13%, 03/25/2022	576
	1,395	5.63%, 03/30/2021	1,527
	3,210	5.75%, 03/22/2024	3,523
	2,983	6.75%, 04/03/2018	3,356
	2,970	7.00%, 09/26/2016	3,271
	1,990	7.38%, 02/05/2025	2,430
	4,125	7.50%, 07/14/2017	4,692
			19,375
		Ukraine - 0.1%
		Ukraine (Government of)
	350	6.25%, 06/17/2016 ■	337
	1,300	6.25%, 06/17/2016 §	1,251
	2,320	6.58%, 11/21/2016 §	2,216
	105	6.88%, 09/23/2015 §	102
	255	7.80%, 11/28/2022 ■	244
	1,235	7.80%, 11/28/2022 §	1,182
	600	7.95%, 02/23/2021 §	572
	220	9.25%, 07/24/2017 ■	223
	925	9.25%, 07/24/2017 §	937
			7,064

18

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Foreign Government Obligations - 5.4% - (continued)
	Uruguay - 0.0%
	Uruguay (Republic of)
$95	4.13%, 11/20/2045	$82
2,087	5.10%, 06/18/2050	2,061
		2,143
	Venezuela - 0.3%
	Venezuela (Republic of)
2,125	6.00%, 12/09/2020 §	1,604
3,210	7.00%, 12/01/2018 - 03/31/2038 §	2,370
3,110	7.75%, 10/13/2019 §	2,628
1,225	9.00%, 05/07/2023 §	1,026
1,105	9.25%, 09/15/2027	928
2,345	9.25%, 05/07/2028 §	1,911
2,550	9.38%, 01/13/2034	2,072
1,545	11.95%, 08/05/2031 §	1,464
1,185	12.75%, 08/23/2022 §	1,203
		15,206
	Total Foreign Government Obligations
	(Cost $260,252)	$269,244

Municipal Bonds - 0.5%
	General Obligations - 0.2%
	California State GO,
$725	7.30%, 10/01/2039	$1,031
1,730	7.60%, 11/01/2040	2,597
550	7.63%, 03/01/2040	818
	California State GO, Taxable,
2,795	7.55%, 04/01/2039	4,153
	Illinois State GO,
155	5.10%, 06/01/2033	151
585	5.67%, 03/01/2018	651
		9,401
	Higher Education (Univ., Dorms, etc.) - 0.0%
	Massachusetts State Development Fin Agency Rev,
110	5.35%, 12/01/2028	121

	Miscellaneous - 0.0%
	California State Public Works Board Lease Rev,
50	8.36%, 10/01/2034	71

	Tax Allocation - 0.1%
	LA County, CA, Met Transportation Auth Sales Tax,
3,000	5.74%, 06/01/2039	3,612

	Transportation - 0.2%
	Grand Parkway Transportation Corp TX, Toll Rev,
1,195	5.18%, 10/01/2042	1,401
	New Jersey State Turnpike Auth, Taxable,
50	7.41%, 01/01/2040	73
	New York & New Jersey PA,
1,850	4.46%, 10/01/2062	1,892
15	4.93%, 10/01/2051	17
900	4.96%, 08/01/2046	999
4,165	5.31%, 08/01/2046	4,500
350	5.86%, 12/01/2024	426
	North Texas Tollway Auth Rev,
455	6.72%, 01/01/2049	631
		9,939
	Total Municipal Bonds
	(Cost $21,178)	$23,144

Senior Floating Rate Interests ♦ - 0.3%
	Apparel Manufacturing - 0.0%
	Bauer Performance Sports Ltd.
$525	4.00%, 04/15/2021	$524

	Arts, Entertainment and Recreation - 0.0%
	Tribune Co.
1,269	4.00%, 12/27/2020	1,264

	Computer and Electronic Product Manufacturing - 0.0%
	Freescale Semiconductor, Inc.
839	5.00%, 01/15/2021	838

	Finance and Insurance - 0.1%
	Asurion LLC
1,879	4.25%, 07/08/2020 ☼	1,868
728	5.00%, 05/24/2019	730
475	8.50%, 03/03/2021	486
		3,084
	Health Care and Social Assistance - 0.0%
	AmSurg Corp.
650	3.75%, 07/08/2021	648

	Mining - 0.0%
	Arch Coal, Inc.
1,479	6.25%, 05/16/2018	1,448

	Other Services - 0.1%
	Gardner Denver, Inc.
1,131	4.25%, 07/30/2020	1,125
	Rexnord LLC
1,459	4.00%, 08/21/2020	1,455
		2,580
	Petroleum and Coal Products Manufacturing - 0.0%
	Crosby Worldwide Ltd.
960	4.00%, 11/23/2020	955

	Retail Trade - 0.1%
	Lands' End, Inc.
713	4.25%, 04/04/2021	711
	Neiman Marcus (The) Group, Inc.
1,045	4.25%, 10/25/2020	1,039
		1,750
	Utilities - 0.0%
	Calpine Corp.
224	4.00%, 10/31/2020	224
	Texas Competitive Electric Holdings Co. LLC
1,949	0.00%,10/10/2017 Ω	1,482
		1,706
	Total Senior Floating Rate Interests
	(Cost $14,781)	$14,797

19

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
U.S. Government Securities - 0.1%
U.S. Treasury Securities - 0.1%
	U.S. Treasury Bonds - 0.1%
$2,000	3.63%, 02/15/2044 ‡		$2,121

	U.S. Treasury Notes - 0.0%
2,085	2.50%, 05/15/2024 ‡		2,075

			4,196
	Total U.S. Government Securities
	(Cost $4,160)		$4,196

	Total Long-Term Investments
	(Cost $4,379,936)		$4,839,568

Short-Term Investments - 3.3%
Repurchase Agreements - 3.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $20,442, collateralized by GNMA 4.00%, 2044, value of $20,851)
$20,442	0.08%, 7/31/2014		$20,442
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$7,969, collateralized by FHLMC 2.00% -
3.50%, 2023 - 2043, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00%, 2043, value of
	$8,129)
7,969	0.08%, 7/31/2014		7,969
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$17,094, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $17,436)
17,094	0.07%, 7/31/2014		17,094
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $22,912, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $23,370)
22,912	0.06%, 7/31/2014		22,912
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
08/01/2014 in the amount of $16,983,
collateralized by U.S. Treasury Bond 6.38%,
2027, U.S. Treasury Note 0.75% - 3.38%, 2018 -
	2023, value of $17,323)
16,983	0.06%, 7/31/2014		16,983
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $21,008, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note2.63%, 2020,
	value of $21,428)
21,008	0.09%, 7/31/2014		21,008
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $12,512, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% - 4.25%, 2015 - 2018, value of
	$12,763)
12,512	0.07%, 7/31/2014		12,512
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$45,251, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $46,156)
45,251	0.08%, 7/31/2014		45,251
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $468, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $482)
468	0.07%, 7/31/2014		468
			164,639
	Total Short-Term Investments
	(Cost $164,639)		$164,639

	Total Investments
	(Cost $4,544,575) ▲	99.8%	$5,004,207
	Other Assets and Liabilities	0.2%	9,484
	Total Net Assets	100.0%	$5,013,691

20

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $4,547,733 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$474,215
Unrealized Depreciation	(17,741)
Net Unrealized Appreciation	$456,474

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ω	Debt security in default due to bankruptcy.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $444,949, which represents 8.9% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $133,535, which represents 2.7% of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Þ	This security may pay interest in additional principal instead of cash.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $24,673 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
Futures contracts	$1,659	$–
OTC swaps contracts	–	315
Centrally cleared swaps contracts	638	–
Total	$2,297	$315

21

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 30-Year Bond Future	851	09/19/2014	$116,893	$116,933	$40	$–	$–	$(80)
U.S. Treasury 5-Year Note Future	682	09/30/2014	81,338	81,046	–	(292)	21	–
U.S. Treasury CME Ultra Long Term Bond Future	169	09/19/2014	25,188	25,493	305	–	11	–
Total					$345	$(292)	$32	$(80)
Short position contracts:
Euro-BUND Future	9	09/08/2014	$1,763	$1,784	$–	$(21)	$1	$–
U.S. Treasury 10-Year Note Future	2,802	09/19/2014	350,104	349,156	948	–	158	(16)
Total					$948	$(21)	$159	$(16)
Total futures contracts					$1,293	$(313)	$191	$(96)

* The number of contracts does not omit 000's.

OTC Credit Default Swap Contracts Outstanding at July 31, 2014

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues:
Buy protection:
Colombia (Republic of)	BCLY	USD	855	(1.00)% / (0.84)%	03/20/19	$10	$–	$(6)	$–	$(16)
Colombia (Republic of)	BOA	USD	425	(1.00)% / (0.84)%	03/20/19	4	–	(3)	–	(7)
ConAgra Foods, Inc.	DEUT	USD	350	(1.00)% / (0.73)%	09/20/19	–	(6)	(5)	1	–
ConAgra Foods, Inc.	GSC	USD	700	(1.00)% / (0.73)%	09/20/19	–	(14)	(9)	5	–
Indonesia (Republic of)	BNP	USD	1,100	(1.00)% / (1.46)%	09/20/19	27	–	25	–	(2)
Indonesia (Republic of)	GSC	USD	465	(1.00)% / (1.46)%	09/20/19	10	–	10	–	–
Valeant Pharmaceuticals	GSC	USD	130	(5.00)% / (2.50)%	06/20/19	–	(16)	(15)	1	–
Venezuela (Republic of)	BOA	USD	745	(5.00)% / (10.23)%	03/20/19	138	–	133	–	(5)
Venezuela (Republic of)	DEUT	USD	1,315	(5.00)% / (10.23)%	03/20/19	249	–	236	–	(13)
Viacom, Inc.	BOA	USD	9,750	(1.00)% / (0.41)%	12/20/18	–	(208)	(248)	–	(40)
Total						$438	$(244)	$118	$7	$(83)
Sell protection:
Illinois State GO	GSC	USD	900	1.00% / 1.03%	06/20/17	$3	$–	$(1)	$–	$(4)
Kazakhstan (Republic of)	BCLY	USD	435	1.00% / 1.34%	06/20/19	–	(18)	(7)	11	–
Kazakhstan (Republic of)	DEUT	USD	90	1.00% / 1.34%	06/20/19	–	(3)	(1)	2	–
Kazakhstan (Republic of)	MSC	USD	140	1.00% / 1.34%	06/20/19	–	(5)	(2)	3	–
Peru (Republic of)	BCLY	USD	860	1.00% / 0.83%	03/20/19	–	(11)	7	18	–
Peru (Republic of)	BOA	USD	420	1.00% / 0.83%	03/20/19	–	(5)	3	8	–
Transocean, Inc	DEUT	USD	375	1.00% / 1.70%	09/20/19	–	(8)	(13)	–	(5)
Turkey (Republic of)	BNP	USD	265	1.00% / 1.83%	09/20/19	–	(10)	(10)	–	–
Turkey (Republic of)	BNP	USD	835	1.00% / 1.83%	09/20/19	–	(33)	(34)	–	(1)
Turkey (Republic of)	GSC	USD	465	1.00% / 1.83%	09/20/19	–	(19)	(19)	–	–
Total						$3	$(112)	$(77)	$42	$(10)
Total single-name issues						$441	$(356)	$41	$49	$(93)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

22

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.22	CME	USD	13,692	(5.00)%	06/20/19	$(1,110)	$(925)	$185	$–	$112	$–

(a)	The FCM to the contracts is GSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2014

Clearing	Payments made	Payments received	Notional		Expiration	Upfront Premiums Paid	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
House (a)	by Fund	by Fund	Amount		Date	(Received)	Value ╪	Asset	Liability	Asset	Liability
LCH	0.43% Fixed	6M EURIBOR	EUR	200	09/17/17	$–	$–	$–	$–	$–	$–

(a)	The FCM to the contracts is GSC.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
BRL	Buy	09/03/2014	MSC	$1,422	$1,396	$–	$(26)
BRL	Sell	09/03/2014	MSC	3,916	3,929	–	(13)
CAD	Buy	08/06/2014	JPM	384	384	–	–
CAD	Sell	08/29/2014	RBC	191	188	3	–
CHF	Buy	08/04/2014	SSG	194	194	–	–
COP	Buy	09/17/2014	SCB	661	667	6	–
COP	Sell	09/17/2014	UBS	278	281	–	(3)
EUR	Buy	08/01/2014	BNP	419	418	–	(1)
EUR	Buy	09/17/2014	BOA	1,930	1,900	–	(30)
EUR	Buy	08/01/2014	CBK	136	136	–	–
EUR	Buy	09/17/2014	UBS	584	578	–	(6)
EUR	Sell	08/29/2014	BNP	419	418	1	–
EUR	Sell	09/17/2014	BOA	547	540	7	–
EUR	Sell	09/17/2014	CBK	6,192	6,126	66	–
EUR	Sell	09/17/2014	DEUT	319	316	3	–
EUR	Sell	09/17/2014	HSBC	326	319	7	–
EUR	Sell	09/17/2014	JPM	3,231	3,181	50	–
EUR	Sell	08/29/2014	MSC	6,363	6,327	36	–
EUR	Sell	09/17/2014	SSG	936	931	5	–
GBP	Buy	08/01/2014	CBK	462	460	–	(2)
INR	Buy	09/17/2014	DEUT	2,928	2,914	–	(14)
MXN	Buy	09/17/2014	CBK	1,718	1,693	–	(25)
MXN	Buy	09/17/2014	MSC	1,366	1,351	–	(15)
MXN	Buy	09/17/2014	RBC	20	20	–	–
MXN	Sell	09/17/2014	MSC	907	894	13	–
MYR	Buy	09/17/2014	GSC	1,377	1,384	7	–
MYR	Buy	09/17/2014	JPM	105	106	1	–
PEN	Sell	09/17/2014	BNP	213	213	–	–
PEN	Sell	09/17/2014	CBK	933	935	–	(2)
PLN	Buy	09/17/2014	BOA	1,337	1,305	–	(32)
PLN	Buy	09/17/2014	GSC	1,610	1,575	–	(35)

23

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
RUB	Buy	09/17/2014	CSFB	$1,458	$1,385	$–	$(73)
RUB	Sell	09/17/2014	CBK	343	330	13	–
RUB	Sell	09/17/2014	CSFB	381	362	19	–
RUB	Sell	09/17/2014	HSBC	375	362	13	–
RUB	Sell	09/17/2014	JPM	2,587	2,510	77	–
RUB	Sell	09/17/2014	MSC	236	224	12	–
ZAR	Buy	09/17/2014	DEUT	1,564	1,561	–	(3)
ZAR	Buy	09/17/2014	JPM	416	421	5	–
ZAR	Sell	09/17/2014	CBK	283	282	1	–
ZAR	Sell	09/17/2014	CSFB	318	320	–	(2)
ZAR	Sell	09/17/2014	JPM	1,372	1,364	8	–
ZAR	Sell	09/17/2014	UBS	117	117	–	–
Total						$353	$(282)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
LCH	LCH Clearnet
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	EURO
GBP	British Pound
INR	Indian Rupee
MXN	Mexican New Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PLN	Polish New Zloty
RUB	Russian New Ruble
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue

Other Abbreviations:
ADR	American Depositary Receipt
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

24

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Credit Exposure
as of July 31, 2014
Credit Rating *	Percentage of Net Assets
Aaa/ AAA	0.0%
Aa/ AA	2.0
A	11.0
Baa/ BBB	28.4
Ba/ BB	3.5
B	2.8
Caa/ CCC or Lower	2.9
Not Rated	0.6
Non-Debt Securities and Other Short-Term Instruments	48.6
Other Assets and Liabilities	0.2
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

25

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$77,756	$–	$55,673	$22,083
Common Stocks ‡	2,267,816	2,076,832	190,984	–
Corporate Bonds	2,178,226	–	2,176,442	1,784
Foreign Government Obligations	269,244	–	269,244	–
Municipal Bonds	23,144	–	23,144	–
Preferred Stocks	4,389	4,389	–	–
Senior Floating Rate Interests	14,797	–	14,797	–
U.S. Government Securities	4,196	2,075	2,121	–
Short-Term Investments	164,639	–	164,639	–
Total	$5,004,207	$2,083,296	$2,897,044	$23,867
Foreign Currency Contracts *	$353	$–	$353	$–
Futures *	1,293	1,293	–	–
Swaps - Credit Default *	234	–	234	–
Total	$1,880	$1,293	$587	$–
Liabilities:
Foreign Currency Contracts *	$282	$–	$282	$–
Futures *	313	313	–	–
Swaps - Credit Default *	93	–	93	–
Swaps - Interest Rate *	–	–	–	–
Total	$688	$313	$375	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $388 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$12,771	$372	$533	†	$443	$12,318	$(4,120)	$504	$(738)	$22,083
Corporate Bonds	1,746	—	88	‡	—	—	(50)	—	—	1,784
Total	$14,517	$372	$621		$443	$12,318	$(4,170)	$504	$(738)	$23,867

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $536.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $88.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

26

The Hartford Capital Appreciation Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.9%
	Automobiles and Components - 1.8%
292	Dana Holding Corp.	$6,526
189	Delphi Automotive plc	12,631
530	Fiat S.p.A.	5,087
82	General Motors Co.	2,776
5,116	Goodyear (The) Tire & Rubber Co.	128,759
503	Harley-Davidson, Inc.	31,071
293	TRW Automotive Holdings Corp. •	29,958
		216,808
	Banks - 4.6%
12,679	Alpha Bank A.E. •	10,131
5,658	Banco Bilbao Vizcaya Argentaria S.A.	69,547
19,170	China Construction Bank	14,667
757	FinecoBank Banca Fineco S.p.A. •	3,972
187	First Republic Bank	8,716
298	ICICI Bank Ltd.	7,188
2,558	Itau Unibanco Banco Multiplo S.A. ADR	39,395
129	M&T Bank Corp.	15,673
19,851	Mitsubishi UFJ Financial Group, Inc.	117,070
60	Ocwen Financial Corp. •	1,803
827	PNC Financial Services Group, Inc.	68,241
7,213	Standard Chartered plc	149,577
657	Wells Fargo & Co.	33,457
		539,437
	Capital Goods - 8.0%
105	3M Co.	14,727
114	Acuity Brands, Inc.	12,257
194	AGCO Corp.	9,454
284	AMETEK, Inc.	13,818
109	Arcam AB •	3,001
263	Armstrong World Industries, Inc. •	12,787
282	Assa Abloy Ab	13,840
321	Belden, Inc.	21,781
204	Danaher Corp.	15,080
315	DigitalGlobe, Inc. •	8,240
443	Eaton Corp. plc	30,056
54	Esterline Technologies Corp. •	5,852
222	Fastenal Co.	9,856
176	Flowserve Corp.	12,996
881	HD Supply Holdings, Inc. •	22,392
200	Jacobs Engineering Group, Inc. •	10,183
153	KBR, Inc.	3,160
223	Lockheed Martin Corp.	37,154
66	Moog, Inc. Class A •	4,339
876	Nidec Corp.	57,069
261	Northrop Grumman Corp.	32,194
474	Owens Corning, Inc.	16,156
109	Parker-Hannifin Corp.	12,503
202	Pentair plc	12,929
198	Polypore International, Inc. •	8,514
1,707	Raytheon Co.	154,943
3,964	Rexel S.A.	76,811
4,459	Rolls-Royce Holdings plc	77,830
1,642	Safran S.A.	96,475
160	Teledyne Technologies, Inc. •	14,562
54	Textron, Inc.	1,980
363	TransDigm Group, Inc.	60,879
239	United Technologies Corp.	25,090
56	W.W. Grainger, Inc.	13,253
290	WESCO International, Inc. •	22,732
24	Westport Innovations, Inc. •	421
		945,314
	Commercial and Professional Services - 0.9%
116	Clean Harbors, Inc. •	6,706
373	Equifax, Inc. •	28,349
629	Herman Miller, Inc.	18,402
115	IHS, Inc. •	15,081
623	Knoll, Inc.	10,467
99	Manpowergroup, Inc.	7,691
166	Nielsen N.V.	7,672
178	Robert Half International, Inc.	8,662
		103,030
	Consumer Durables and Apparel - 1.8%
26	Cloudera, Inc. ⌂•†	576
1,287	D.R. Horton, Inc.	26,645
387	Electrolux AB Series B	9,609
120	Fossil Group, Inc. •	11,781
203	Kate Spade & Co. •	7,689
210	Lennar Corp.	7,597
940	Mattel, Inc.	33,289
83	One Kings Lane, Inc. ⌂•†	1,309
4,375	Pulte Group, Inc.	77,215
90	PVH Corp.	9,895
1,898	Samsonite International S.A.	5,880
317	Vera Bradley, Inc. •	6,276
90	Whirlpool Corp.	12,837
		210,598
	Consumer Services - 2.8%
473	American Public Education, Inc. •	16,882
432	Bloomin' Brands, Inc. •	8,471
424	Boyd Gaming Corp. •	4,667
184	Compass Group plc	2,994
476	Grand Canyon Education, Inc. •	20,459
493	Hilton Worldwide Holdings, Inc. •	11,939
612	Las Vegas Sands Corp.	45,171
488	McDonald's Corp.	46,100
290	Norwegian Cruise Line Holdings Ltd. •	9,500
153	Outerwall, Inc. •	8,392
4	Panera Bread Co. Class A •	534
136	Starwood Hotels & Resorts, Inc.	10,454
258	Tim Hortons, Inc.	14,434
1,751	Wyndham Worldwide Corp.	132,273
		332,270
	Diversified Financials - 5.0%
121	Ameriprise Financial, Inc.	14,468
204	Artisan Partners Asset Management, Inc.	10,610
422	Banca Generali S.p.A.	11,773
211	BlackRock, Inc.	64,392
3,522	Citigroup, Inc.	172,269
135	Goldman Sachs Group, Inc.	23,378
1,695	Henderson Group plc	6,929
372	Japan Exchange Group, Inc.	8,474
3,271	JP Morgan Chase & Co.	188,661
380	Julius Baer Group Ltd.	16,141
177	Northern Trust Corp.	11,808
844	ORIX Corp.	13,647
172	Platform Specialty Products Corp. •	4,243

1

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.9% - (continued)
	Diversified Financials - 5.0% - (continued)
191	Platform Specialty Products Corp. PIPE •	$4,724
144	Raymond James Financial, Inc.	7,337
557	Waddell & Reed Financial, Inc. Class A	29,400
188	Wisdomtree Investment, Inc. •	1,931
		590,185
	Energy - 8.3%
175	Anadarko Petroleum Corp.	18,718
292	Atwood Oceanics, Inc. •	14,044
62	Baker Hughes, Inc.	4,289
1,854	BG Group plc	36,563
335	Cabot Oil & Gas Corp.	11,034
1,978	Cameco Corp.	39,868
235	Cameron International Corp. •	16,630
247	Canadian Natural Resources Ltd. ADR	10,787
454	Chevron Corp.	58,732
109,572	China Petroleum & Chemical Corp. Class H	107,271
655	Cobalt International Energy, Inc. •	10,486
221	Continental Resources, Inc. •	32,501
172	Energen Corp.	14,062
129	EQT Corp.	12,066
270	Exxon Mobil Corp.	26,676
207	Halliburton Co.	14,269
286	HollyFrontier Corp.	13,445
358	Imperial Oil Ltd.	18,385
946	Karoon Gas Australia Ltd. •	3,148
1,199	McDermott International, Inc. •	8,749
274	National Oilwell Varco, Inc.	22,222
133	Occidental Petroleum Corp.	13,019
5,436	PetroChina Co., Ltd.	7,045
8,606	Petroleo Brasileiro S.A. ADR	144,750
750	Pioneer Natural Resources Co.	166,106
301	QEP Resources, Inc.	9,963
143	Range Resources Corp.	10,794
380	Reliance Industries Ltd.	6,278
227	Southwestern Energy Co. •	9,207
606	Suncor Energy, Inc.	24,880
227	Superior Energy Services, Inc.	7,632
1,529	Trican Well Service Ltd.	22,078
1,757	YPF Sociedad Anonima ADR	62,178
		977,875
	Food and Staples Retailing - 1.3%
1,543	CVS Caremark Corp.	117,859
383	Seven & I Holdings Co., Ltd.	15,952
69	Walgreen Co.	4,718
264	Wal-Mart Stores, Inc.	19,407
		157,936
	Food, Beverage and Tobacco - 3.0%
283	Anheuser-Busch InBev N.V.	30,589
258	Anheuser-Busch InBev N.V. ADR	27,867
52	Bunge Ltd. Finance Corp.	4,082
1,007	Diageo Capital plc	30,253
116	Diageo plc ADR	13,975
908	Greencore Group plc	4,052
479	Imperial Tobacco Group plc	20,759
400	Kraft Foods Group, Inc.	21,425
3,833	Mondelez International, Inc.	137,973
417	Monster Beverage Corp. •	26,685
129	Philip Morris International, Inc.	10,559
1,807	Treasury Wine Estates Ltd.	8,280
364	Unilever N.V. NY Shares ADR	14,988
		351,487
	Health Care Equipment and Services - 3.1%
1,065	Aetna, Inc.	82,588
458	Cardinal Health, Inc.	32,836
766	CareView Communications, Inc. •†	452
303	Envision Healthcare Holdings •	10,824
2,087	HCA Holdings, Inc. •	136,319
521	IMS Health Holdings, Inc. •	13,587
453	Medtronic, Inc.	27,946
478	UnitedHealth Group, Inc.	38,741
133	Universal Health Services, Inc. Class B	14,226
131	Wellpoint, Inc.	14,437
		371,956
	Household and Personal Products - 0.6%
407	Coty, Inc.	6,958
2,590	Svenska Cellulosa AB Class B	63,791
		70,749
	Insurance - 4.9%
476	ACE Ltd.	47,618
84	Aflac, Inc. ‡	5,002
3,983	American International Group, Inc.	207,030
1,016	Assicurazioni Generali S.p.A.	21,213
906	Assured Guaranty Ltd.	20,218
26	Fairfax Financial Holdings Ltd.	12,188
353	Lincoln National Corp.	18,512
24	Markel Corp. •	14,894
1,219	Marsh & McLennan Cos., Inc.	61,899
1,057	MetLife, Inc.	55,600
351	Principal Financial Group, Inc.	17,421
957	Prudential Financial, Inc.	83,256
162	Reinsurance Group of America, Inc.	12,986
		577,837
	Materials - 4.2%
163	Air Liquide	20,700
220	AuRico Gold, Inc.	902
2,583	Barrick Gold Corp.	46,709
47	Berry Plastics Group, Inc. •	1,152
217	Celanese Corp.	12,611
387	Continental Gold Ltd. •	1,370
357	Dow Chemical Co.	18,252
316	Ecolab, Inc.	34,315
2,289	Fortescue Metals Group Ltd.	10,260
68	Freeport-McMoRan, Inc.	2,542
2	Givaudan	3,134
6,489	Glencore plc	39,212
2,401	Gold Resource Corp.	12,675
9,854	Ivanhoe Mines Ltd. •	13,646
3,204	JSR Corp.	55,242
662	Louisiana-Pacific Corp. •	8,966
41	Martin Marietta Materials, Inc.	5,041
152	Methanex Corp. ADR	9,876
487	Norbord, Inc.	10,132
906	Packaging Corp. of America	59,961
293	Praxair, Inc.	37,520
263	Reliance Steel & Aluminum	17,943
176	Rio Tinto plc ADR	10,103

2

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.9% - (continued)
	Materials - 4.2% - (continued)
10,497	Turquoise Hill Resources Ltd. •	$36,319
233	Vulcan Materials Co.	14,729
107	Wacker Chemie AG	12,369
		495,681
	Media - 1.5%
224	CBS Corp. Class B	12,741
852	DHX Media Ltd.	5,508
66	DirecTV •	5,654
131	DISH Network Corp. •	8,094
25	Harvey Weinstein Co. Holdings Class A-1 ⌂•†∞	—
74	McGraw Hill Financial, Inc.	5,936
1,258	Pandora Media, Inc. •	31,598
386	Quebecor, Inc.	9,367
22	Time Warner Cable, Inc.	3,229
945	Time Warner, Inc.	78,443
—	Time, Inc. •	—
39	Tribune Media Co. - Class A •	3,230
10	Tribune Publishing Co. •	207
536	WPP plc	10,679
		174,686
	Pharmaceuticals, Biotechnology and Life Sciences - 11.4%
889	Actavis plc •	190,510
105	Alkermes plc •	4,503
352	Almirall S.A.	5,379
92	Alnylam Pharmaceuticals, Inc. •	4,967
129	Amgen, Inc.	16,407
1,110	Arena Pharmaceuticals, Inc. •	5,137
366	AstraZeneca plc	26,714
89	AstraZeneca plc ADR	6,476
15	Biogen Idec, Inc. •	5,128
5,873	Bristol-Myers Squibb Co.	297,287
94	Eli Lilly & Co.	5,709
10,355	Excel Medical Fund L.P. ⌂•†Ђ	7,601
2,729	Gilead Sciences, Inc. •	249,814
89	Illumina, Inc. •	14,291
358	Incyte Corp. •	17,012
204	Innate Pharma S.A. •	2,020
524	Johnson & Johnson	52,397
29,576	Luye Pharma Group Ltd. •	25,721
234	Medivation, Inc. •	17,338
2,529	Merck & Co., Inc.	143,501
127	Ono Pharmaceutical Co., Ltd.	10,715
232	Portola Pharmaceuticals, Inc. •	5,830
119	Regeneron Pharmaceuticals, Inc. •	37,648
223	Roche Holding AG ☼	64,581
471	Salix Pharmaceuticals Ltd. •	62,065
75	Tesaro, Inc. •	2,156
1,051	TherapeuticsMD, Inc. •	4,876
503	Vertex Pharmaceuticals, Inc. •	44,735
515	Zoetis, Inc.	16,945
		1,347,463
	Real Estate - 0.7%
121	AvalonBay Communities, Inc. REIT	17,985
84	Boston Properties, Inc. REIT	10,012
292	CBRE Group, Inc. •	8,999
486	Mitsui Fudosan Co., Ltd.	16,041
145	Plum Creek Timber Co., Inc. REIT	5,986
492	Realogy Holdings Corp. •	18,092
21	SL Green Realty Corp. REIT	2,232
217	Weyerhaeuser Co. REIT	6,800
		86,147
	Retailing - 7.7%
612	Advance Automotive Parts, Inc.	74,120
158	AutoZone, Inc. •	81,573
1,004	Best Buy Co., Inc.	29,862
335	CarMax, Inc. •	16,373
410	Conn's, Inc. •	16,382
2,312	Dollar Tree, Inc. •	125,945
53	Francescas Holding Corp. •	679
191	GameStop Corp. Class A	7,998
183	GNC Holdings, Inc.	5,991
4,084	Groupon, Inc. •	26,422
434	Home Depot, Inc.	35,110
1,071	Lowe's Cos., Inc.	51,233
44	Netflix, Inc. •	18,428
1,088	Office Depot, Inc. •	5,451
93	Priceline (The) Group, Inc. •	115,029
900	Rakuten, Inc.	11,823
2	Restoration Hardware Holdings, Inc. •	197
700	Signet Jewelers Ltd.	71,291
2,588	TJX Cos., Inc.	137,891
771	Tory Burch LLC ⌂•†	51,209
194	TripAdvisor, Inc. •	18,444
303	Tuesday Morning Corp. •	4,981
		906,432
	Semiconductors and Semiconductor Equipment - 7.9%
198	Analog Devices, Inc.	9,836
6,592	Applied Materials, Inc.	138,164
2,424	Freescale Semiconductor Holdings Ltd. •	48,529
137,013	GCL-Poly Energy Holdings Ltd.	44,232
1,524	GT Advanced Technologies, Inc. •	21,097
228	Hynix Semiconductor, Inc.	9,913
4,606	Intel Corp.	156,092
889	Maxim Integrated Products, Inc.	26,059
6,446	Micron Technology, Inc. •	196,910
2,663	NXP Semiconductors N.V. •	166,036
7	Samsung Electronics Co., Ltd.	8,939
1,407	Sumco Corp.	12,957
1,458	SunEdison, Inc. •	29,151
1,689	SunPower Corp. •	62,040
		929,955
	Software and Services - 9.6%
1,111	21Vianet Group, Inc. ADR •	30,916
440	Accenture plc	34,848
9,218	Activision Blizzard, Inc.	206,296
1,238	Adobe Systems, Inc. •	85,562
716	Akamai Technologies, Inc. •	42,239
50	Amadeus IT Holding S.A. Class A	1,968
438	Angie's List, Inc. •	3,646
549	AOL, Inc. •	21,151
371	Apigee Corp. ⌂•†	971
558	Autodesk, Inc. •	29,747
230	Automatic Data Processing, Inc.	18,707
41	Booz Allen Hamilton Holding Corp.	922
552	Cadence Design Systems, Inc. •	9,293
249	Cognizant Technology Solutions Corp. •	12,204

3

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.9% - (continued)
	Software and Services - 9.6% - (continued)
148	Concur Technologies, Inc. •	$13,774
273	CoStar Group, Inc. •	39,232
18	Dropbox, Inc. ⌂•†	383
567	Essence Holding Group ⌂•†	806
465	Facebook, Inc. •	33,803
432	Glu Mobile, Inc. •	2,425
25	Google, Inc. Class A •	14,558
316	Google, Inc. Class C •	180,391
146	IAC/InterActiveCorp.	9,843
173	Intuit, Inc.	14,200
23	LendingClub Corp. ⌂•†	426
78	Lookout, Inc. ⌂•†	888
336	Markit Ltd. •	8,513
3,372	Microsoft Corp.	145,533
6,834	Monitise plc •	5,257
28	New Relic, Inc. ⌂•†	728
697	Oracle Corp.	28,165
225	Salesforce.com, Inc. •	12,190
509	Symantec Corp.	12,032
63	Tableau Software, Inc. •	4,063
418	Teradata Corp. •	17,616
136	Total System Services, Inc.	4,354
500	Uber Technologies, Inc. ⌂•†	27,935
410	UbiSoft Entertainment S.A. •	6,867
257	Verint Systems, Inc. •	12,045
260	VeriSign, Inc. •	14,034
858	Web.com Group, Inc. •	22,770
58	Yelp, Inc. •	3,868
		1,135,169
	Technology Hardware and Equipment - 6.0%
158	Amphenol Corp. Class A	15,167
448	Apple, Inc.	42,796
1,868	Aruba Networks, Inc. •	33,366
702	CDW Corp. of Delaware	21,679
2,806	Cisco Systems, Inc.	70,807
143	DataLogix Holdings ⌂•†	1,329
611	EMC Corp.	17,896
463	Hewlett-Packard Co.	16,499
4,594	Japan Display, Inc. •	26,254
22,661	Lenovo Group Ltd.	30,912
60	Loral Space & Communications, Inc. •	4,336
7,573	NEC Corp.	29,238
1,346	ParkerVision, Inc. •	1,682
1,220	Pure Storage, Inc. ⌂•†	17,262
2,263	Qualcomm, Inc.	166,794
650	Stratasys Ltd. •	65,380
2,096	TE Connectivity Ltd.	129,699
435	Trimble Navigation Ltd. •	13,445
84	Western Digital Corp.	8,373
		712,914
	Telecommunication Services - 0.5%
40	DocuSign, Inc. ⌂•†	803
862	Gogo, Inc. •	13,974
24	KDDI Corp.	1,400
682	NTT DoCoMo, Inc.	11,951
729	Orange S.A.	11,419
36	T-Mobile US, Inc. •	1,174
446	Verizon Communications, Inc.	22,468
		63,189
	Transportation - 2.4%
730	Air Canada Class A •	6,403
209	Canadian National Railway Co.	13,970
110	FedEx Corp.	16,148
147	Kansas City Southern	16,054
1,432	Mitsui O.S.K. Lines Ltd.	5,305
1,055	Nippon Yusen	3,024
79	Norfolk Southern Corp.	8,031
3,207	United Continental Holdings, Inc. •	148,764
656	United Parcel Service, Inc. Class B	63,729
396	UTI Worldwide, Inc. •	3,743
146	XPO Logistics, Inc. •	4,499
		289,670
	Utilities - 0.9%
27,187	China Longyuan Power Group Corp.	27,624
207	Edison International	11,351
361	NRG Energy, Inc.	11,166
1,985	Snam S.p.A.	11,702
493	UGI Corp.	23,937
601	Xcel Energy, Inc.	18,502
		104,282
	Total Common Stocks
	( Cost $10,818,371)	$11,691,070

Preferred Stocks - 0.2%
	Media - 0.2%
656	ProSieben Sat.1 Media AG	$27,491

	Total Preferred Stocks
	(Cost $28,118)	$27,491

Exchange Traded Funds - 0.0%
	Other Investment Pools and Funds - 0.0%
35	S&P 500 Depositary Receipt	$6,693

	Total Exchange Traded Funds
	(Cost $6,634)	$6,693

	Total Long-Term Investments
	(Cost $10,853,123)	$11,725,254

Short-Term Investments - 1.0%
Repurchase Agreements - 1.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $14,383, collateralized by GNMA 4.00%, 2044, value of $14,670)
$14,383	0.08%, 7/31/2014	$14,383

4

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.0% - (continued)
Repurchase Agreements - 1.0% - (continued)
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$5,607, collateralized by FHLMC 2.00% -
3.50%, 2023 - 2043, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00%, 2043, value of
	$5,719)
$5,607	0.08%, 7/31/2014		$5,607
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$12,028, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $12,268)
12,027	0.07%, 7/31/2014		12,027
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $16,121, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $16,443)
16,121	0.06%, 7/31/2014		16,121
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $11,949, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.75% - 3.38%, 2018 - 2023, value of
	$12,188)
11,949	0.06%, 7/31/2014		11,949
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $14,781, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note2.63%, 2020,
	value of $15,076)
14,781	0.09%, 7/31/2014		14,781
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $8,803, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% - 4.25%, 2015 - 2018, value of
	$8,980)
8,803	0.07%, 7/31/2014		8,803
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$31,838, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $32,475)
31,838	0.08%, 7/31/2014		31,838
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $329, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $339)
329	0.07%, 7/31/2014		329
			115,838
	Total Short-Term Investments
	(Cost $115,838)		$115,838

	Total Investments
	(Cost $10,968,961) ▲	100.1%	$11,841,092
	Other Assets and Liabilities	(0.1)%	(16,788)
	Total Net Assets	100.0%	$11,824,304

5

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $10,915,395 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,257,444
Unrealized Depreciation	(331,747)
Net Unrealized Appreciation	$925,697

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2014, the aggregate value of these securities was $112,678, which represents 1.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Ђ	As of July 31, 2014, the Fund has future commitments to purchase an additional $1,716.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933, as amended. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value and percentage of net assets of these securities rounds to zero.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2014	371	Apigee Corp.	$1,079
02/2014	26	Cloudera, Inc.	377
05/2014	143	DataLogix Holdings	1,477
02/2014	40	DocuSign, Inc.	521
01/2014	18	Dropbox, Inc.	351
05/2014	567	Essence Holding Group	896
05/2011 - 05/2014	10,355	Excel Medical Fund L.P.	10,355
10/2005	25	Harvey Weinstein Co. Holdings Class A-1 - Reg D	23,636
04/2014	23	LendingClub Corp.	473
07/2014	78	Lookout, Inc.	888
04/2014	28	New Relic, Inc.	809
01/2014	83	One Kings Lane, Inc.	1,285
04/2014	1,220	Pure Storage, Inc.	19,180
11/2013	771	Tory Burch LLC	60,400
06/2014	500	Uber Technologies, Inc.	31,039

At July 31, 2014, the aggregate value of these securities was $112,226, which represents 0.9% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $860 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

6

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Sell	08/05/2014	HSBC	$93	$92	$1	$–
CAD	Buy	08/01/2014	BCLY	278	277	–	(1)
CAD	Buy	08/06/2014	JPM	5	5	–	–
CAD	Buy	08/05/2014	MSC	376	376	–	–
CAD	Sell	08/01/2014	BCLY	179	178	1	–
CAD	Sell	08/06/2014	JPM	1,060	1,061	–	(1)
CAD	Sell	08/05/2014	MSC	500	500	–	–
CHF	Buy	08/05/2014	MSC	226	226	–	–
CHF	Sell	08/05/2014	MSC	194	194	–	–
CHF	Sell	08/06/2014	SSG	892	892	–	–
EUR	Buy	08/04/2014	JPM	828	829	1	–
EUR	Sell	08/05/2014	BCLY	376	376	–	–
EUR	Sell	08/01/2014	CBK	158	158	–	–
EUR	Sell	08/01/2014	JPM	75	75	–	–
EUR	Sell	08/04/2014	JPM	417	417	–	–
GBP	Buy	08/01/2014	CBK	1,107	1,103	–	(4)
GBP	Buy	08/04/2014	JPM	1,284	1,282	–	(2)
GBP	Sell	08/04/2014	JPM	239	239	–	–
HKD	Buy	08/04/2014	BCLY	14,815	14,815	–	–
HKD	Sell	08/01/2014	BCLY	81	81	–	–
JPY	Buy	12/03/2014	BCLY	38,203	37,692	–	(511)
JPY	Buy	12/03/2014	BMO	55,195	54,625	–	(570)
JPY	Buy	12/03/2014	CBA	57,326	57,124	–	(202)
JPY	Buy	12/03/2014	DEUT	33,317	33,200	–	(117)
JPY	Buy	08/04/2014	HSBC	829	824	–	(5)
JPY	Buy	12/03/2014	MSC	19,157	18,989	–	(168)
JPY	Buy	12/03/2014	SCB	32,534	32,081	–	(453)
JPY	Sell	12/03/2014	BCLY	238,998	236,939	2,059	–
JPY	Sell	12/03/2014	BOA	110,178	109,150	1,028	–
JPY	Sell	12/03/2014	CBK	110,136	109,150	986	–
JPY	Sell	12/03/2014	DEUT	22,326	22,574	–	(248)
JPY	Sell	08/04/2014	HSBC	84	84	–	–
SEK	Sell	08/04/2014	MSC	78	78	–	–
Total						$4,076	$(2,282)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Diversification by Sector
as of July 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.8%
Consumer Staples	4.9
Energy	8.3
Financials	15.2
Health Care	14.5
Industrials	11.3
Information Technology	23.5
Materials	4.2
Services	0.5
Utilities	0.9
Total	99.1%
Short-Term Investments	1.0
Other Assets and Liabilities	(0.1)
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

8

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$216,808	$211,721	$5,087	$–
Banks	539,437	171,257	368,180	–
Capital Goods	945,314	620,288	325,026	–
Commercial and Professional Services	103,030	103,030	–	–
Consumer Durables and Apparel	210,598	193,224	15,489	1,885
Consumer Services	332,270	329,276	2,994	–
Diversified Financials	590,185	533,221	56,964	–
Energy	977,875	817,570	160,305	–
Food and Staples Retailing	157,936	141,984	15,952	–
Food, Beverage and Tobacco	351,487	261,606	89,881	–
Health Care Equipment and Services	371,956	371,956	–	–
Household and Personal Products	70,749	6,958	63,791	–
Insurance	577,837	556,624	21,213	–
Materials	495,681	354,764	140,917	–
Media	174,686	164,007	10,679	–
Pharmaceuticals, Biotechnology and Life Sciences	1,347,463	1,230,453	109,409	7,601
Real Estate	86,147	70,106	16,041	–
Retailing	906,432	843,400	11,823	51,209
Semiconductors and Semiconductor Equipment	929,955	853,914	76,041	–
Software and Services	1,135,169	1,089,828	14,092	31,249
Technology Hardware and Equipment	712,914	607,919	86,404	18,591
Telecommunication Services	63,189	37,616	24,770	803
Transportation	289,670	281,341	8,329	–
Utilities	104,282	64,956	39,326	–
Total	11,691,070	9,917,019	1,662,713	111,338
Exchange Traded Funds	6,693	6,693	–	–
Preferred Stocks	27,491	–	27,491	–
Short-Term Investments	115,838	–	115,838	–
Total	$11,841,092	$9,923,712	$1,806,042	$111,338
Foreign Currency Contracts*	$4,076	$–	$4,076	$–
Total	$4,076	$–	$4,076	$–
Liabilities:
Foreign Currency Contracts*	$2,282	$–	$2,282	$–
Total	$2,282	$–	$2,282	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $60,696 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
	1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
	2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
	3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

9

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2014
Assets:
Common Stocks	$160,513	$2,503	$(16,020	)†	$—	$118,329	$(3,046)	$—	$(150,941)	$111,338
Warrants	6	—	—		—	—	—	—	(6)	—
Total	$160,519	$2,503	$(16,020)		$—	$118,329	$(3,046)	$—	$(150,947)	$111,338

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
	1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
	2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
	3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $(13,937).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

10

The Hartford Checks and Balances Fund

Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Affiliated Investment Companies - 99.9%
Domestic Equity Funds - 66.2%
11,775	The Hartford Capital Appreciation Fund		$617,853
23,160	The Hartford Dividend and Growth Fund		618,608
			1,236,461
	Total Domestic Equity Funds
	(Cost $846,970)		$1,236,461

Taxable Fixed Income Funds - 33.7%
57,966	The Hartford Total Return Bond Fund		$629,508

	Total Taxable Fixed Income Funds
	(Cost $625,809)		$629,508

	Total Investments in Affiliated Investment Companies
	(Cost $1,472,779)		$1,865,969

	Total Long-Term Investments
	(Cost $1,472,779)		$1,865,969

	Total Investments
	(Cost $1,472,779) ▲	99.9%	$1,865,969
	Other Assets and Liabilities	0.1%	1,364
	Total Net Assets	100.0%	$1,867,333

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $1,543,213 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$393,190
Unrealized Depreciation	(70,434)
Net Unrealized Appreciation	$322,756

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$1,865,969	$1,865,969	$–	$–
Total	$1,865,969	$1,865,969	$–	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

1

The Hartford Checks and Balances Fund

Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Composition by Investments
as of July 31, 2014

Fund Name	Percentage of Net Assets
The Hartford Capital Appreciation Fund	33.1%
The Hartford Dividend and Growth Fund	33.1
The Hartford Total Return Bond Fund	33.7
Other Assets and Liabilities	0.1
Total	100.0%

2

The Hartford Conservative Allocation Fund
Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Affiliated Investment Companies - 99.8%
Alternative Strategy Funds - 22.2%
1,352	Hartford Real Total Return Fund●		$14,245
733	The Hartford Alternative Strategies Fund		7,349
2,436	The Hartford Global Real Asset Fund		26,433
			48,027
	Total Alternative Strategy Funds
	(Cost $46,657)		$48,027

Domestic Equity Funds - 8.6%
109	The Hartford Capital Appreciation Fund		$5,730
342	The Hartford Dividend and Growth Fund		9,139
111	The Hartford MidCap Value Fund		1,916
72	The Hartford Small Company Fund		1,905
			18,690
	Total Domestic Equity Funds
	(Cost $14,726)		$18,690

International/Global Equity Funds - 10.1%
145	Hartford International Capital Appreciation Fund		$1,919
503	The Hartford Emerging Markets Research Fund		4,803
511	The Hartford International Opportunities Fund		9,164
214	The Hartford International Small Company Fund		3,953
121	The Hartford International Value Fund●		1,922
			21,761
	Total International/Global Equity Funds
	(Cost $19,590)		$21,761

Taxable Fixed Income Funds - 58.9%
4,414	The Hartford Inflation Plus Fund		$49,131
459	The Hartford Strategic Income Fund		4,325
2,792	The Hartford Total Return Bond Fund		30,326
4,026	The Hartford World Bond Fund		43,358
			127,140
	Total Taxable Fixed Income Funds
	(Cost $130,411)		$127,140

	Total Investments in Affiliated Investment Companies
	(Cost $211,384)		$215,618

	Total Long-Term Investments
	(Cost $211,384)		$215,618

	Total Investments
	(Cost $211,384) ▲	99.8%	$215,618
	Other Assets and Liabilities	0.2%	414
	Total Net Assets	100.0%	$216,032

1

The Hartford Conservative Allocation Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $211,466 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,728
Unrealized Depreciation	(4,576)
Net Unrealized Appreciation	$4,152

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$215,618	$215,618	$–	$–
Total	$215,618	$215,618	$–	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments

as of July 31, 2014

Fund Name	Percentage of Net Assets
Hartford International Capital Appreciation Fund	0.9%
Hartford Real Total Return Fund	6.6
The Hartford Alternative Strategies Fund	3.4
The Hartford Capital Appreciation Fund	2.6
The Hartford Dividend and Growth Fund	4.2
The Hartford Emerging Markets Research Fund	2.2
The Hartford Global Real Asset Fund	12.2
The Hartford Inflation Plus Fund	22.8
The Hartford International Opportunities Fund	4.3
The Hartford International Small Company Fund	1.8
The Hartford International Value Fund	0.9
The Hartford MidCap Value Fund	0.9
The Hartford Small Company Fund	0.9
The Hartford Strategic Income Fund	2.0
The Hartford Total Return Bond Fund	14.0
The Hartford World Bond Fund	20.1
Other Assets and Liabilities	0.2
Total	100.0%

2

The Hartford Disciplined Equity Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.9%
	Banks - 3.3%
123	EverBank Financial Corp.	$2,337
28	PNC Financial Services Group, Inc.	2,322
		4,659
	Capital Goods - 5.2%
25	AMETEK, Inc.	1,209
6	Boeing Co.	761
15	Dover Corp.	1,264
18	Illinois Tool Works, Inc.	1,496
24	United Technologies Corp.	2,535
		7,265
	Commercial and Professional Services - 3.4%
26	Equifax, Inc. ●	1,942
8	Nielsen N.V.	383
17	Quintiles Transnational Holdings ●	945
25	Verisk Analytics, Inc. ●	1,519
		4,789
	Consumer Durables and Apparel - 2.2%
13	PVH Corp.	1,444
11	Ralph Lauren Corp.	1,664
		3,108
	Consumer Services - 0.9%
16	Starwood Hotels & Resorts, Inc.	1,224

	Diversified Financials - 2.5%
61	JP Morgan Chase & Co.	3,523

	Energy - 6.0%
17	Anadarko Petroleum Corp.	1,802
26	Chevron Corp.	3,334
13	EOG Resources, Inc.	1,426
27	Halliburton Co.	1,888
		8,450
	Food and Staples Retailing - 4.2%
23	Costco Wholesale Corp.	2,689
41	CVS Caremark Corp.	3,164
		5,853
	Food, Beverage and Tobacco - 4.0%
34	Altria Group, Inc.	1,378
77	Mondelez International, Inc.	2,757
22	Monster Beverage Corp. ●	1,438
		5,573
	Health Care Equipment and Services - 11.6%
15	Aetna, Inc.	1,194
21	Cerner Corp. ●	1,179
38	Envision Healthcare Holdings ●	1,375
17	McKesson Corp.	3,179
35	MEDNAX, Inc. ●	2,090
33	Omnicare, Inc.	2,046
29	Team Health Holdings ●	1,644
27	UnitedHealth Group, Inc.	2,196
14	Zimmer Holdings, Inc.	1,386
		16,289
	Household and Personal Products - 2.5%
85	Coty, Inc.	1,448
28	Estee Lauder Co., Inc.	2,060
		3,508
	Insurance - 4.2%
27	ACE Ltd.	2,663
29	American International Group, Inc.	1,509
20	Aon plc	1,673
		5,845
	Materials - 2.9%
10	Airgas, Inc.	1,049
31	Crown Holdings, Inc. ●	1,425
8	Sherwin-Williams Co.	1,572
		4,046
	Media - 3.9%
47	Comcast Corp. Special Class A	2,510
35	DirecTV ●	2,978
		5,488
	Pharmaceuticals, Biotechnology and Life Sciences - 10.0%
8	Actavis plc ●	1,640
50	Bristol-Myers Squibb Co.	2,529
52	Eli Lilly & Co.	3,161
27	Gilead Sciences, Inc. ●	2,508
53	Merck & Co., Inc.	2,999
9	Salix Pharmaceuticals Ltd. ●	1,140
		13,977
	Retailing - 7.5%
6	AutoZone, Inc. ●	2,911
42	Dollar Tree, Inc. ●	2,274
42	Lowe's Cos., Inc.	2,016
24	Ross Stores, Inc.	1,571
33	TJX Cos., Inc.	1,732
		10,504
	Semiconductors and Semiconductor Equipment - 1.2%
50	Intel Corp.	1,681

	Software and Services - 14.5%
23	Accenture plc	1,861
89	Activision Blizzard, Inc.	1,992
33	Automatic Data Processing, Inc.	2,692
79	Genpact Ltd. ●	1,396
3	Google, Inc. Class A ●	1,941
3	Google, Inc. Class C ●	1,998
29	Intuit, Inc.	2,342
24	Jack Henry & Associates, Inc.	1,414
19	MasterCard, Inc.	1,387
78	Microsoft Corp.	3,366
		20,389
	Technology Hardware and Equipment - 3.1%
19	Apple, Inc.	1,806
34	Qualcomm, Inc.	2,540
		4,346
	Transportation - 1.5%
22	United Parcel Service, Inc. Class B	2,095

	Utilities - 4.3%
44	American Electric Power Co., Inc.	2,268
26	NextEra Energy, Inc.	2,449

1

The Hartford Disciplined Equity Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.9% - (continued)
	Utilities - 4.3% - (continued)
25	Pinnacle West Capital Corp.	$1,324
		6,041
	Total Common Stocks
	( Cost $113,296)	$138,653

	Total Long-Term Investments
	(Cost $113,296)	$138,653

Short-Term Investments - 1.5%
Repurchase Agreements - 1.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $254, collateralized by GNMA 4.00%, 2044, value of $259)
$253	0.08%, 7/31/2014	$253
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $99,
collateralized by FHLMC 2.00% - 3.50%, 2023 -
2043, FNMA 2.00% - 4.50%, 2026 - 2042,
	GNMA 3.00%, 2043, value of $101)
99	0.08%, 7/31/2014	99
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $212,
collateralized by U.S. Treasury Bill 0.05% -
0.10%, 2014 - 2015, U.S. Treasury Bond 2.75%
- 11.25%, 2015 - 2044, U.S. Treasury Note
	0.13% - 4.63%, 2014 - 2023, value of $216)
212	0.07%, 7/31/2014	212
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $284, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $290)
284	0.06%, 7/31/2014	284
Citigroup Global Markets Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $211, collateralized by U.S. Treasury
Bond 6.38%, 2027, U.S. Treasury Note 0.75% -
	3.38%, 2018 - 2023, value of $215)
211	0.06%, 7/31/2014	211
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $261, collateralized by U.S. Treasury
Bill 0.12%, 2015, U.S. Treasury Bond 5.00%,
2037, U.S. Treasury Note 2.63%, 2020, value of
	$266)
261	0.09%, 7/31/2014	261
RBS Securities Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $155, collateralized by U.S. Treasury
Bond 4.38%, 2040, U.S. Treasury Note 0.25% -
	4.25%, 2015 - 2018, value of $158)
155	0.07%, 7/31/2014	155
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $561,
collateralized by FHLMC 3.50% - 4.00%, 2026 -
 2043, FNMA 2.50% - 5.00%, 2025 - 2044, U.S.
	Treasury Note 0.50%, 2016, value of $572)
561	0.08%, 7/31/2014	561
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $6, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $6)
6	0.07%, 7/31/2014	6
		2,042
	Total Short-Term Investments
	(Cost $2,042)	$2,042

Total Investments
(Cost $115,338) ▲	100.4%	$140,695
Other Assets and Liabilities	(0.4)%	(541)
Total Net Assets	100.0%	$140,154

2

The Hartford Disciplined Equity Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $115,424 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$26,261
Unrealized Depreciation	(990)
Net Unrealized Appreciation	$25,271

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector
as of July 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.5%
Consumer Staples	10.7
Energy	6.0
Financials	10.0
Health Care	21.6
Industrials	10.1
Information Technology	18.8
Materials	2.9
Utilities	4.3
Total	98.9%
Short-Term Investments	1.5
Other Assets and Liabilities	(0.4)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

The Hartford Disciplined Equity Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$138,653	$138,653	$–	$–
Short-Term Investments	2,042	–	2,042	–
Total	$140,695	$138,653	$2,042	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

The Hartford Dividend and Growth Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.4%
	Automobiles and Components - 1.8%
6,399	Ford Motor Co.	$108,909
888	Honda Motor Co., Ltd. ADR	30,977
		139,886
	Banks - 7.3%
836	Bank of Nova Scotia	56,795
1,546	PNC Financial Services Group, Inc.	127,625
1,294	US Bancorp	54,379
6,604	Wells Fargo & Co.	336,125
		574,924
	Capital Goods - 6.6%
253	Caterpillar, Inc.	25,532
618	Deere & Co.	52,638
970	Eaton Corp. plc	65,909
132	General Dynamics Corp.	15,378
2,999	General Electric Co.	75,430
901	Honeywell International, Inc.	82,697
145	Lockheed Martin Corp.	24,227
818	Raytheon Co.	74,287
1,074	Textron, Inc.	39,069
619	United Technologies Corp.	65,083
		520,250
	Commercial and Professional Services - 1.0%
1,077	Equifax, Inc. •	81,962

	Diversified Financials - 6.8%
725	Ameriprise Financial, Inc.	86,708
3,250	Bank of America Corp.	49,568
345	BlackRock, Inc.	104,989
1,677	Citigroup, Inc.	82,042
3,589	JP Morgan Chase & Co.	206,992
		530,299
	Energy - 10.8%
1,118	Anadarko Petroleum Corp.	119,417
1,492	BP plc ADR	73,061
1,808	Chevron Corp.	233,666
1,787	Exxon Mobil Corp.	176,766
873	Halliburton Co.	60,207
841	Imperial Oil Ltd.	43,151
342	Phillips 66	27,729
663	Schlumberger Ltd.	71,906
920	Suncor Energy, Inc.	37,800
		843,703
	Food and Staples Retailing - 2.7%
1,797	CVS Caremark Corp.	137,226
997	Wal-Mart Stores, Inc.	73,390
		210,616
	Food, Beverage and Tobacco - 3.1%
98	Anheuser-Busch InBev N.V. ADR	10,568
870	Kraft Foods Group, Inc.	46,630
1,064	Mondelez International, Inc.	38,297
904	Philip Morris International, Inc.	74,109
1,871	Unilever N.V. NY Shares ADR	76,967
		246,571
	Health Care Equipment and Services - 4.0%
1,479	Cardinal Health, Inc.	105,974
2,063	Medtronic, Inc.	127,382
981	UnitedHealth Group, Inc.	79,495
		312,851
	Household and Personal Products - 0.9%
935	Procter & Gamble Co.	72,278

	Insurance - 6.7%
1,352	ACE Ltd.	135,363
861	Aflac, Inc.	51,461
1,073	Marsh & McLennan Cos., Inc.	54,458
1,349	MetLife, Inc.	70,973
1,449	Principal Financial Group, Inc.	71,994
1,579	Prudential Financial, Inc.	137,356
		521,605
	Materials - 2.3%
1,512	Dow Chemical Co.	77,227
1,295	Goldcorp, Inc.	35,493
1,426	International Paper Co.	67,724
		180,444
	Media - 4.7%
3,771	Comcast Corp. Class A	202,634
1,153	Time Warner, Inc.	95,692
781	Walt Disney Co.	67,114
		365,440
	Pharmaceuticals, Biotechnology and Life Sciences - 12.4%
1,466	AstraZeneca plc ADR	106,715
2,230	Bristol-Myers Squibb Co.	112,887
2,112	Eli Lilly & Co.	128,955
1,691	Johnson & Johnson	169,225
4,829	Merck & Co., Inc.	274,018
4,091	Pfizer, Inc.	117,410
1,950	Zoetis, Inc.	64,188
		973,398
	Retailing - 1.2%
1,915	Lowe's Cos., Inc.	91,632

	Semiconductors and Semiconductor Equipment - 3.2%
908	Analog Devices, Inc.	45,049
4,392	Intel Corp.	148,857
1,211	Texas Instruments, Inc.	56,015
		249,921
	Software and Services - 7.5%
1,262	Accenture plc	100,083
935	eBay, Inc. •	49,391
6	Google, Inc. Class C •	3,258
330	IBM Corp.	63,334
4,787	Microsoft Corp.	206,607
1,327	Oracle Corp.	53,616
2,384	Symantec Corp.	56,403
3,826	Xerox Corp.	50,728
		583,420
	Technology Hardware and Equipment - 3.7%
1,266	Apple, Inc.	120,967
4,125	Cisco Systems, Inc.	104,066
857	Qualcomm, Inc.	63,187
		288,220

1

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 96.4% - (continued)
	Telecommunication Services - 2.7%
4,212	Verizon Communications, Inc.		$212,389

	Transportation - 4.4%
2,711	CSX Corp.		81,120
2,108	Delta Air Lines, Inc.		78,965
459	FedEx Corp.		67,404
1,171	United Parcel Service, Inc. Class B		113,651
			341,140
	Utilities - 2.6%
842	Dominion Resources, Inc.		56,956
1,118	Exelon Corp.		34,747
967	NextEra Energy, Inc.		90,820
803	NRG Energy, Inc.		24,848
			207,371
	Total Common Stocks
	( Cost $5,254,337)		$7,548,320

	Total Long-Term Investments
	(Cost $5,254,337)		$7,548,320

Short-Term Investments - 3.7%
Repurchase Agreements - 3.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $35,851, collateralized by GNMA 4.00%, 2044, value of $36,567)
$35,850	0.08%, 7/31/2014		$35,850
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$13,977, collateralized by FHLMC 2.00% -
3.50%, 2023 - 2043, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00%, 2043, value of
	$14,256)
13,977	0.08%, 7/31/2014		13,977
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$29,980, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $30,580)
29,980	0.07%, 7/31/2014		29,980
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $40,183, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $40,987)
40,183	0.06%, 7/31/2014		40,183
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $29,785, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.75% - 3.38%, 2018 - 2023, value of
	$30,380)
29,785	0.06%, 7/31/2014		29,785
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $36,843, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $37,580)
36,843	0.09%, 7/31/2014		36,843
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $21,944, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% - 4.25%, 2015 - 2018, value of
	$22,383)
21,944	0.07%, 7/31/2014		21,944
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$79,360, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $80,947)
79,360	0.08%, 7/31/2014		79,360
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $820, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $845)
820	0.07%, 7/31/2014		820
			288,742
	Total Short-Term Investments
	(Cost $288,742)		$288,742

	Total Investments
	(Cost $5,543,079) ▲	100.1%	$7,837,062
	Other Assets and Liabilities	(0.1)%	(5,480)
	Total Net Assets	100.0%	$7,831,582

2

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $5,560,977 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,323,902
Unrealized Depreciation	(47,817)
Net Unrealized Appreciation	$2,276,085

•	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector

as of July 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	7.7%
Consumer Staples	6.7
Energy	10.8
Financials	20.8
Health Care	16.4
Industrials	12.0
Information Technology	14.4
Materials	2.3
Services	2.7
Utilities	2.6
Total	96.4%
Short-Term Investments	3.7
Other Assets and Liabilities	(0.1)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$7,548,320	$7,548,320	$–	$–
Short-Term Investments	288,742	–	288,742	–
Total	$7,837,062	$7,548,320	$288,742	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2014
Assets:
Common Stocks	$178	$159	$(130)	$—	$—	$(207)	$—	$—	$—
Total	$178	$159	$(130)	$—	$—	$(207)	$—	$—	$—

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

Hartford Duration-Hedged Strategic Income Fund

Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Affiliated Investment Companies - 96.0%
Taxable Fixed Income Funds - 96.0%
1,046	The Hartford Strategic Income Fund		$9,852

	Total Taxable Fixed Income Funds
	(Cost $9,603)		$9,852

	Total Investments in Affiliated Investment Companies
	(Cost $9,603)		$9,852

	Total Long-Term Investments
	(Cost $9,603)		$9,852

Short-Term Investments - 2.4%
Other Investment Pools and Funds - 2.4%
242	JP Morgan Prime Money Market Fund		$242

	Total Short-Term Investments
	(Cost $242)		$242

	Total Investments
	(Cost $9,845) ▲	98.4%	$10,094
	Other Assets and Liabilities	1.6%	165
	Total Net Assets	100.0%	$10,259

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $9,845 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$249
Unrealized Depreciation	—
Net Unrealized Appreciation	$249

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
Futures contracts	$75	$–
Total	$75	$–

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Short position contracts:
U.S. Treasury 10-Year Note Future	25	09/19/2014	$3,138	$3,115	$23	$–	$1	$–
U.S. Treasury 2-Year Note Future	13	09/30/2014	2,856	2,852	4	–	–	(1)
U.S. Treasury 30-Year Bond Future	9	09/19/2014	1,237	1,237	–	–	1	–
U.S. Treasury 5-Year Note Future	19	09/30/2014	2,271	2,258	13	–	–	(1)
U.S. Treasury CME Ultra Long Term Bond Future	1	09/19/2014	149	151	–	(2)	–	–
Total					$40	$(2)	$2	$(2)

* The number of contracts does not omit 000's.

1

Hartford Duration-Hedged Strategic Income Fund

Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$9,852	$9,852	$–	$–
Short-Term Investments	242	242	–	–
Total	$10,094	$10,094	$–	$–
Futures *	$40	$40	$–	$–
Total	$40	$40	$–	$–
Liabilities:
Futures *	$2	$2	$–	$–
Total	$2	$2	$–	$–

♦	For the period November 29, 2013 (commencement of operations) through July 31, 2014, there were no transfers between Level 1 and Level 2.

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments
as of July 31, 2014

Fund Name	Percentage of Net Assets
JP Morgan Prime Money Market Fund	2.4%
The Hartford Strategic Income Fund	96.0
Other Assets and Liabilities	1.6
Total	100.0%

2

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 31.5%
		Argentina - 0.5%
		YPF S.A.
	$920	8.75%, 04/04/2024 ■	$957
		YPF S.A. ADR
	475	8.75%, 04/04/2024 §	494
			1,451
		Bermuda - 0.6%
		GeoPark Latin America Ltd. Agencia en Chile
	270	7.50%, 02/11/2020 ■	291
	1,110	7.50%, 02/11/2020 §	1,197
		Klabin Finance S.A.
	500	5.25%, 07/16/2024 ■	489
			1,977
		Brazil - 2.1%
		Banco do Brasil S.A.
	970	9.00%, 06/18/2024 ■♠	939
		Braskem Finance Ltd.
	1,385	6.45%, 02/03/2024	1,454
		Cia Brasileira de Aluminio
	700	4.75%, 06/17/2024 ■	685
		Itau Unibanco Holding S.A.
	910	5.50%, 08/06/2022 §	923
		Odbrcht Offshore Drilling Finance Ltd.
	1,316	6.75%, 10/01/2022 §	1,382
		Tupy S.A.
	1,510	6.63%, 07/17/2024 ■	1,548
			6,931
		British Virgin Islands - 1.5%
		HLP Finance Ltd.
	1,485	4.75%, 06/25/2022 §	1,521
		PCCW-HKT Capital No5 Ltd.
	1,440	3.75%, 03/08/2023 §	1,397
		QGOG Atlantic/Alaskan Rigs Ltd.
	121	5.25%, 07/30/2018 ■	128
	704	5.25%, 07/30/2019 §	740
		Star Energy Geothermal
	940	6.13%, 03/27/2020 §	975
			4,761
		Canada - 0.3%
		First Quantum Minerals Ltd.
	920	7.25%, 05/15/2022 ■	946

		Cayman Islands - 1.3%
		Alliance Global Group, Inc.
	805	6.50%, 08/18/2017 §	879
		Champion REIT
	1,610	3.75%, 01/17/2023 §	1,467
		Kaisa Group Holdings Ltd.
	580	8.88%, 03/19/2018 §	607
		KWG Property Holding Ltd.
	750	8.98%, 01/14/2019 §	774
		UOB Cayman Ltd.
	600	5.80%, 03/15/2016 §♠	626
			4,353
		Chile - 0.8%
		Bonos del Banco Central de Chile en Pesos
CLP	535,000	6.00%, 02/01/2016	969
		E CL S.A.
	700	5.63%, 01/15/2021 §	763
		Empresa Nacional de Telecomunicaciones S.A.
	750	4.88%, 10/30/2024 ■	753
		GNL Quintero S.A.
	260	4.63%, 07/31/2029 ■	262
			2,747
		China - 1.3%
		Citic Pacific Ltd.
	1,450	7.88%, 04/15/2016 §♠	1,542
		CNPC General Capital
	1,000	3.95%, 04/19/2022 §	1,013
		Kaisa Group Holdings Ltd.
	345	10.25%, 01/08/2020 §	367
		Sinopec Group Overseas Development 2013 Ltd.
	750	4.38%, 10/17/2023 ■	774
	635	4.38%, 10/17/2023 §	655
			4,351
		Colombia - 1.1%
		Baco de Bogota S.A.
	775	5.38%, 02/19/2023 §	796
		Emgesa S.A.
COP	2,406,000	8.75%, 01/25/2021 §	1,390
		Empresa de Energia de Bogota
	910	6.13%, 11/10/2021 §	978
		Empresa de Telecomunicaciones de Bogota S.A.
COP	280,000	7.00%, 01/17/2023 ■	138
		Empresas Publicas de Medellin E.S.P.
COP	448,000	8.38%, 02/01/2021 §	252
			3,554
		Hong Kong - 3.0%
		CLP Power HK Finance Ltd.
	1,000	4.25%, 11/07/2019 §♠	1,009
		First Pacific Co., Ltd.
	1,030	4.50%, 04/16/2023 §	979
		Hongkong (The) Land Finance Co., Ltd.
	850	4.50%, 10/07/2025	884
		Metropolitan Light International
	1,455	5.25%, 01/17/2018 §	1,484
		MIE Holdings Corp.
	1,820	7.50%, 04/25/2019 ■	1,922
		New World Development Co., Ltd.
	1,900	5.25%, 02/26/2021 §	1,980
		Smartone Finance Ltd.
	1,700	3.88%, 04/08/2023 §	1,538
			9,796
		India - 1.5%
		Bharti Airtel International
	300	5.13%, 03/11/2023 ■	310
	1,085	5.13%, 03/11/2023 §	1,122
		ICICI Bank Ltd.
	900	6.38%, 04/30/2022 §	941
		ONGC Videsh Ltd.
	1,060	3.75%, 05/07/2023 §	1,007
		Reliance Holdings USA, Inc.
	1,300	5.40%, 02/14/2022 §	1,408
			4,788
		Indonesia - 0.7%
		Berau Coal Energy Tbk
	990	7.25%, 03/13/2017 §	959

3

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 31.5% - (continued)
		Indonesia - 0.7% - (continued)
		Theta Capital Pte Ltd.
	$1,400	6.13%, 11/14/2020 §	$1,429
			2,388
		Israel - 1.1%
		Inkia Energy, Inc.
	1,180	8.38%, 04/04/2021 §	1,298
		Israel Electric Corp. Ltd.
	1,900	9.38%, 01/28/2020 §‡Θ	2,363
			3,661
		Jamaica - 0.5%
		Digicel Group Ltd.
	1,735	7.13%, 04/01/2022 ■	1,761

		Kazakhstan - 1.6%
		Halyk Savings Bank of Kazakhstan
	1,315	7.25%, 01/28/2021 §	1,450
		Kazakhstan Temir Zholy Finance B.V.
	755	6.38%, 10/06/2020 §	845
		KazMunayGas National Co. JSC
	885	4.40%, 04/30/2023 §	883
		Nostrum Oil & Gas Finance B.V.
	1,600	6.38%, 02/14/2019 ■	1,674
	225	6.38%, 02/14/2019 §	235
			5,087
		Luxembourg - 1.8%
		Altice Financing S.A.
	1,705	8.13%, 01/15/2024 §	1,811
		Cosan Luxembourg S.A.
	470	5.00%, 03/14/2023 ■	444
	225	5.00%, 03/14/2023 §	213
		European Investment Bank
ZAR	475	8.76%, 12/31/2018 ○	32
		Gaz Capital S.A.
	785	8.63%, 04/28/2034 §	911
		Offshore Drilling Holding
	705	8.38%, 09/20/2020 ■	774
	1,500	8.38%, 09/20/2020 §	1,646
			5,831
		Malaysia - 0.2%
		Public Bank Bhd
	535	6.84%, 08/22/2036	561

		Mexico - 2.8%
		Alpek S.A. de C.V.
	345	5.38%, 08/08/2023 ■	362
	200	5.38%, 08/08/2023 §	210
		BBVA Bancomer S.A./Grand Cayman
	1,840	6.01%, 05/17/2022 §	1,925
		Cemex Finance LLC
	1,000	7.25%, 01/15/2021 ■	1,060
		Cemex S.A.B. de C.V.
	200	7.25%, 01/15/2021 §	212
		Controladora Mabe S.A. de C.V.
	1,011	7.88%, 10/28/2019 §	1,137
		Credito Real S.A. de C.V.
	775	7.50%, 03/13/2019 ■	837
	725	7.50%, 03/13/2019 §	783
		Empresas ICA S.A.B de C.V.
	1,540	8.88%, 05/29/2024 ■	1,575
		Tenedora Nemak S.A.
	970	5.50%, 02/28/2023 §	1,004
			9,105
		Netherlands - 1.9%
		Cimpor Financial Operations B.V.
	1,015	5.75%, 07/17/2024 ■	1,001
		FBN Finance Co. B.V.
	1,530	8.00%, 07/23/2021 ■	1,546
		Listrindo Capital B.V.
	890	6.95%, 02/21/2019 §	957
		VimpelCom Holdings B.V.
	900	7.50%, 03/01/2022 §	917
		VTR Finance B.V.
	1,305	6.88%, 01/15/2024 ■	1,352
	450	6.88%, 01/15/2024 §	467
			6,240
		Nigeria - 0.2%
		Access Bank plc
	745	9.25%, 06/24/2021 ■	770

		Peru - 1.2%
		Banco de Credito del Peru/Panama
	896	6.88%, 09/16/2026 §	1,006
		Banco Internacional del Peru SAA
	850	6.63%, 03/19/2029 ■	907
	825	6.63%, 03/19/2029 §	880
		Cia Minera Milpo SAA
	960	4.63%, 03/28/2023 §	958
			3,751
		Philippines - 0.4%
		International Container Terminal Services, Inc.
	1,180	7.38%, 03/17/2020 §	1,333

		Singapore - 0.4%
		United Overseas Bank Ltd.
	1,395	3.75%, 09/19/2024 §	1,396

		South Africa - 0.1%
		Eskom Holdings Ltd.
ZAR	900	10.01%, 12/31/2018 ○	56
ZAR	2,060	10.63%, 08/18/2027 ○	51
ZAR	700	10.73%, 12/31/2032 ○	10
		Transnet Ltd.
ZAR	1,000	10.00%, 03/30/2029 §	90
			207
		South Korea - 0.5%
		Woori Bank
	1,505	4.75%, 04/30/2024 ■	1,521

		Thailand - 0.8%
		Krung Thai Bank Public Co., Ltd.
	875	7.38%, 10/10/2016 ♠	917
		PTT Exploration & Production PCL
	1,550	4.88%, 06/18/2019 ■♠	1,567
			2,484
		Turkey - 0.8%
		Turk Telekomunikasyon A.S.
	1,055	4.88%, 06/19/2024 ■	1,040

4

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 31.5% - (continued)
		Turkey - 0.8% - (continued)
		Turkiye Halk Bankasi A.S.
	$720	4.75%, 06/04/2019 ■	$727
		Turkiye Is Bankasi
	750	6.00%, 10/24/2022 §	760
			2,527
		United Kingdom - 1.2%
		European Bank for Reconstruction & Development
ZAR	550	8.76%, 12/31/2020 ○	32
		Standard Bank plc
	700	8.13%, 12/02/2019 §	826
		Tullow Oil plc
	565	6.00%, 11/01/2020 ■	573
	975	6.25%, 04/15/2022 §	980
		Vedanta Resources plc
	1,500	6.00%, 01/31/2019 §	1,541
			3,952
		United States - 1.3%
		Comcel Trust
	1,470	6.88%, 02/06/2024 ■	1,580
	400	6.88%, 02/06/2024 §	430
		Kosmos Energy Ltd.
	780	7.88%, 08/01/2021 ■☼	798
		Yuzhou Properties Co., Ltd.
	1,475	8.63%, 01/24/2019 §	1,466
			4,274
		Total Corporate Bonds
		(Cost $100,926)	$102,504

Foreign Government Obligations - 64.3%
		Brazil - 9.0%
		Brazil (Federative Republic of)
BRL	17,115	6.00%, 05/15/2015 - 08/15/2050 ◄	$7,564
BRL	1,491	8.14%, 01/01/2016 ○	565
BRL	29,365	10.00%, 01/01/2017 - 01/01/2023	12,023
BRL	11,412	10.75%, 10/01/2014 ○	4,939
BRL	6,671	11.39%, 01/01/2015 ○	2,812
BRL	3,298	11.41%, 04/01/2015 ○	1,355
			29,258
		Chile - 0.7%
		Chile (Republic of)
CLP	481,199	3.00%, 01/01/2020	907
CLP	697,738	3.00%, 01/01/2034 ◄	1,398
CLP	82,500	5.50%, 08/05/2020	152
			2,457
		Colombia - 4.6%
		Colombia (Republic of)
COP	7,724,812	3.50%, 03/10/2021 ◄	4,130
COP	1,088,272	4.25%, 05/17/2017 ◄	609
COP	1,463,100	7.00%, 05/04/2022	794
COP	8,562,400	7.25%, 06/15/2016	4,721
COP	5,925,100	7.50%, 08/26/2026	3,275
COP	146,200	10.00%, 07/24/2024	96
COP	2,301,700	11.25%, 10/24/2018	1,456
			15,081

		Hungary - 3.4%
		Hungary (Republic of)
HUF	995,480	5.50%, 02/12/2016 - 12/20/2018	4,508
HUF	310,550	6.75%, 02/24/2017	1,443
HUF	141,850	7.00%, 06/24/2022	705
HUF	191,030	7.75%, 08/24/2015	862
HUF	778,830	8.00%, 02/12/2015	3,419
			10,937
		Indonesia - 5.6%
		Indonesia (Republic of)
IDR	16,505,000	5.63%, 05/15/2023	1,208
IDR	19,412,000	6.63%, 05/15/2033	1,362
IDR	22,065,000	7.00%, 05/15/2027	1,701
IDR	8,414,000	7.88%, 04/15/2019	726
IDR	14,669,000	8.25%, 06/15/2032	1,222
IDR	102,092,000	8.38%, 03/15/2024 - 03/15/2034	8,931
IDR	33,600,000	9.00%, 03/15/2029	3,024
			18,174
		Malaysia - 4.6%
		Malaysia (Government of)
MYR	6,070	3.58%, 09/28/2018	1,899
MYR	6,770	3.65%, 10/31/2019	2,116
MYR	16,184	3.74%, 02/27/2015	5,087
MYR	7,015	3.84%, 04/15/2033	2,062
MYR	2,535	4.16%, 07/15/2021	811
MYR	4,615	4.18%, 07/15/2024	1,478
MYR	3,461	4.26%, 09/15/2016	1,103
MYR	1,525	4.39%, 04/15/2026	491
			15,047
		Mexico - 6.5%
		Mexico (United Mexican States)
MXN	9,586	2.00%, 06/09/2022 ◄	718
MXN	11,370	2.50%, 12/10/2020 ◄	893
MXN	31,227	4.00%, 11/15/2040 ◄	2,633
MXN	26,311	4.50%, 12/04/2025 - 11/22/2035 ◄	2,381
MXN	24,234	6.00%, 06/18/2015	1,879
MXN	23,517	6.50%, 06/10/2021	1,891
MXN	4,726	7.25%, 12/15/2016	387
MXN	21,157	8.00%, 12/07/2023	1,852
MXN	7,988	8.50%, 05/31/2029 - 11/18/2038	727
MXN	23,270	9.50%, 12/18/2014	1,801
MXN	59,678	10.00%, 12/05/2024 - 11/20/2036	5,991
			21,153
		Nigeria - 1.4%
		Nigeria (Federal Republic of)
NGN	392,305	4.00%, 04/23/2015	2,310
NGN	103,335	7.00%, 10/23/2019	533
NGN	45,345	16.00%, 06/29/2019	331
NGN	179,785	16.39%, 01/27/2022	1,349
			4,523
		Peru - 1.4%
		Peru (Republic of)
PEN	2,143	6.85%, 02/12/2042	789
PEN	2,490	6.90%, 08/12/2037	935
PEN	6,658	6.95%, 08/12/2031	2,588
PEN	684	8.20%, 08/12/2026	301
			4,613

5

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 64.3% - (continued)
		Poland - 6.2%
		Poland (Republic of)
PLN	5,915	2.50%, 07/25/2018	$1,872
PLN	20,305	2.69%, 01/25/2019 Δ	6,476
PLN	2,265	3.25%, 07/25/2025	708
PLN	23,995	4.75%, 10/25/2016 - 04/25/2017	8,072
PLN	7,845	5.50%, 04/25/2015	2,569
PLN	1,175	5.75%, 09/23/2022	440
			20,137
		Romania - 2.2%
		Romania (Republic of)
RON	8,460	5.80%, 10/26/2015 - 07/26/2027	2,705
RON	7,490	5.85%, 04/26/2023	2,563
RON	3,510	5.95%, 06/11/2021	1,176
RON	2,700	6.75%, 06/11/2017	900
			7,344
		Russia - 5.1%
		Russia (Federation of)
RUB	44,880	6.70%, 05/15/2019 Δ	1,135
RUB	23,230	6.80%, 12/11/2019	585
RUB	130,050	7.00%, 01/25/2023 - 08/16/2023 Δ	3,163
RUB	70,250	7.05%, 01/19/2028 Δ	1,639
RUB	56,780	7.50%, 02/27/2019 Δ	1,488
RUB	159,719	7.60%, 04/14/2021 - 07/20/2022 Δ	4,093
RUB	40,000	7.85%, 03/10/2018 §	1,073
RUB	128,101	8.15%, 02/03/2027 Δ	3,313
			16,489
		Slovenia - 1.3%
		Slovenia (Republic of)
EUR	530	4.13%, 01/26/2020 §	779
EUR	650	4.38%, 01/18/2021 §	970
EUR	1,240	4.63%, 09/09/2024 §	1,868
	525	5.85%, 05/10/2023 §	585
			4,202
		South Africa - 4.8%
		South Africa (Republic of)
ZAR	27,517	6.25%, 03/31/2036	1,913
ZAR	12,190	6.50%, 02/28/2041	852
ZAR	11,675	6.75%, 03/31/2021	1,027
ZAR	54,875	7.00%, 02/28/2031	4,336
ZAR	28,490	7.75%, 02/28/2023	2,602
ZAR	30,815	8.00%, 01/31/2030	2,695
ZAR	9,225	8.25%, 03/31/2032	812
ZAR	14,765	8.75%, 02/28/2048	1,328
			15,565
		South Korea - 1.5%
		Korea (Republic of)
KRW	3,196,760	3.25%, 12/10/2014	3,119
KRW	1,970,990	4.50%, 03/10/2015	1,941
			5,060
		Thailand - 1.7%
		Thailand (Kingdom of)
THB	104,465	3.63%, 06/16/2023	3,264
THB	11,370	3.78%, 06/25/2032	346
THB	57,405	3.88%, 06/13/2019	1,853
THB	5,055	4.88%, 06/22/2029	177
			5,640
		Turkey - 4.3%
		Turkey (Republic of)
TRY	4,035	2.50%, 05/04/2016 ◄	1,903
TRY	1,393	2.80%, 11/08/2023 ◄	698
TRY	5,080	3.00%, 01/06/2021 - 02/23/2022 ◄	2,544
TRY	10,834	4.00%, 04/29/2015 - 04/01/2020 ◄	5,236
TRY	1,379	4.50%, 02/11/2015 ◄	648
TRY	305	9.00%, 01/27/2016	144
TRY	5,990	10.14%, 06/17/2015	2,837
			14,010
		Total Foreign Government Obligations
		(Cost $215,271)	$209,690

		Total Long-Term Investments Excluding Purchased Options
		(Cost $316,197)	$312,194

Short-Term Investments - 6.3%
		Commercial Paper - 1.2%
		Foreign Governments Obligations - 1.2%
		Nigeria (Federal Republic of)
NGN	40,000	10.25%, 8/14/2014 ○	246
NGN	346,500	10.65%, 10/9/2014 ○	2,101
NGN	255,283	15.15%, 3/5/2015 ○	1,483
			3,830
		Repurchase Agreements - 5.1%
		Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $2,074, collateralized by GNMA 4.00%, 2044, value of $2,115)
	$2,074	0.08%, 7/31/2014	$2,074
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $809, collateralized by FHLMC
2.00% - 3.50%, 2023 - 2043, FNMA 2.00% -
4.50%, 2026 - 2042, GNMA 3.00%, 2043,
		value of $825)
	809	0.08%, 7/31/2014	809
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$1,734, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
		value of $1,769)
	1,734	0.07%, 7/31/2014	1,734
		Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $2,325, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $2,371)
	2,325	0.06%, 7/31/2014	2,325
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
08/01/2014 in the amount of $1,723,
collateralized by U.S. Treasury Bond 6.38%,
2027, U.S. Treasury Note 0.75% - 3.38%, 2018
		- 2023, value of $1,757)
	1,723	0.06%, 7/31/2014	1,723

6

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Short-Term Investments - 6.3% - (continued)
	Repurchase Agreements - 5.1% - (continued)
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $2,131, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $2,174)
$2,131	0.09%, 7/31/2014	$2,131
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,269, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% - 4.25%, 2015 - 2018, value of
	$1,295)
1,269	0.07%, 7/31/2014	1,269
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$4,591, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $4,683)
4,591	0.08%, 7/31/2014	4,591
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $47, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $49)
47	0.07%, 7/31/2014	47
		16,703
	Total Short-Term Investments
	(Cost $20,472)	$20,533

Total Investments Excluding Purchased Options
(Cost $336,669)	102.1%	$332,727
Total Purchased Options
(Cost $391)	0.1%	386
Total Investments
(Cost $337,060) ▲	102.2%	$333,113
Other Assets and Liabilities	(2.2)%	(7,314)
Total Net Assets	100.0%	$325,799

7

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $337,080 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,567
Unrealized Depreciation	(9,534)
Net Unrealized Depreciation	$(3,967)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $32,011, which represents 9.8% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $70,802, which represents 21.7% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $780 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Θ	This security, or a portion of this security, is designated to cover open OTC options contracts at July 31, 2014.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
Futures contracts	$48	$–
OTC swaps contracts	1,070	–
Total	$1,118	$–

OTC Option Contracts Outstanding at July 31, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/ Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Call option contracts
USD Call/COP Put	GSC	FX	2,007.70 COP per USD	12/23/14	USD	6,339,469	$40	$62	$(22)
USD Call/TRY Put	DEUT	FX	2.34 TRY per USD	01/16/15	USD	8,774,475	118	111	7
Total call option contracts						15,113,944	$158	$173	$(15)
Put option contracts
EUR Put/PLN Call	DEUT	FX	4.04 PLN per EUR	05/07/15	EUR	2,298,000	$11	$27	$(16)
EUR Put/PLN Call	DEUT	FX	4.13 PLN per EUR	05/07/15	EUR	2,217,000	23	29	(6)
EUR Put/USD Call	GSC	FX	1.32 USD per EUR	02/06/15	EUR	7,215,303	108	69	39
USD Put/RUB Call	JPM	FX	35.63 RUB per USD	02/02/15	USD	3,382,725	36	36	–
Total put option contracts						15,113,028	$178	$161	$17
Total purchased option contracts						30,226,972	$336	$334	$2

8

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

OTC Option Contracts Outstanding at July 31, 2014 - (continued)

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/ Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Written option contracts:
Call option contracts
Currency Option USD Call/TRY Put	DEUT	FX	2.54 TRY per USD	01/16/15	USD	8,774,475	$46	$41	$(5)

Put option contracts
Currency Option USD Put/COP Call	GSC	FX	1,861.30 COP per USD	12/23/14	USD	6,339,465	$53	$44	$(9)
Currency Option USD Put/IDR Call	DEUT	FX	11,450.00 IDR per USD	10/14/14	USD	6,635,538	16	41	25
Currency Option USD Put/INR Call	DEUT	FX	59.60 INR per USD	12/17/14	USD	4,754,884	1	23	22
Currency Option USD Put/TRY Call	DEUT	FX	2.12 TRY per USD	01/16/15	USD	8,774,475	63	74	11
Total put option contracts						26,504,362	$133	$182	$49
Total written option contracts						35,278,837	$179	$223	$44

*	The number of contracts does not omit 000's.

Δ	For purchased options, premiums are paid by the Fund, for written options, premiums are received.

OTC Swaption Contracts Outstanding at July 31, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased swaption contracts:
Call swaption contracts
Interest Rate Swaption KRW	BOA	IR	2.96%	01/16/15	KRW	2,452,950,000	$25	$28	$(3)

Put swaption contracts
Interest Rate Swaption KRW	BOA	IR	2.96%	01/16/15	KRW	2,452,950,000	$25	$29	$(4)

*	The number of contracts does not omit 000's.

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 30-Year Bond Future	11	09/19/2014	$1,516	$1,511	$–	$(5)	$–	$(1)

Short position contracts:
U.S. Treasury 10-Year Note Future	50	09/19/2014	$6,260	$6,230	$30	$–	$2	$–

Total futures contracts					$30	$(5)	$2	$(1)

*	The number of contracts does not omit 000's.

OTC Credit Default Swap Contracts Outstanding at July 31, 2014

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues:
Buy protection:
China (People's Republic of)	BCLY	USD	650	(1.00)% / (0.46)%	12/20/17	$–	$(8)	$(12)	$–	$(4)
China (People's Republic of)	BCLY	USD	580	(1.00)% / (0.41)%	09/20/17	12	–	(11)	–	(23)

9

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at July 31, 2014 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues: - (continued)
Buy protection: - (continued)
China (People's Republic of)	BOA	USD	465	(1.00)% / (0.46)%	12/20/17	$–	$(5)	$(8)	$–	$(3)
China (People's Republic of)	DEUT	USD	51	(1.00)% / (0.41)%	09/20/17	–	–	(1)	–	(1)
China (People's Republic of)	DEUT	USD	1,115	(1.00)% / (0.41)%	09/20/17	–	(1)	(21)	–	(20)
Total						$12	$(14)	$(53)	$–	$(51)
Sell protection:
China (People's Republic of)	BCLY	USD	650	1.00% / 0.12%	12/20/14	$11	$–	$2	$–	$(9)
China (People's Republic of)	BOA	USD	451	1.00% / 0.12%	12/20/14	8	–	2	–	(6)
China (People's Republic of)	DEUT	USD	1,100	1.00% / 0.12%	09/20/14	17	–	2	–	(15)
Total						$36	$–	$6	$–	$(30)
Total single-name issues						$48	$(14)	$(47)	$–	$(81)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount		Date	Paid	Received	Value ╪	Asset	Liability
BCLY	3.05% Fixed	KRW CD KSDA	KRW	1,085,714	09/06/22	$–	$–	$(1)	$–	$(1)
BCLY	3.44% Fixed	KRW CD KSDA	KRW	264,538	07/03/22	–	–	(11)	–	(11)
BCLY	3.69% Fixed	KRW CD KSDA	KRW	99,625	08/12/31	–	–	(8)	–	(8)
BCLY	4.12% Fixed	6M WIBOR PLN	PLN	175	03/19/24	–	–	(4)	–	(4)
BOA	3.27% Fixed	KRW CD KSDA	KRW	2,449,505	12/04/22	–	–	(21)	–	(21)
BOA	4.11% Fixed	6M WIBOR PLN	PLN	285	03/19/24	–	–	(6)	–	(6)
BOA	4.15% Fixed	6M WIBOR PLN	PLN	315	03/19/24	–	–	(7)	–	(7)
BOA	BZDIOVRA	10.00% Fixed	BRL	2,644	01/04/21	–	–	(130)	–	(130)
BOA	BZDIOVRA	8.23% Fixed	BRL	7,941	01/02/15	–	–	(72)	–	(72)
BOA	BZDIOVRA	8.95% Fixed	BRL	1,873	01/02/23	–	–	(215)	–	(215)
BOA	MXIBTIIE	6.65% Fixed	MXN	15,975	12/06/23	–	–	49	49	–
DEUT	3.10% Fixed	KRW CD KSDA	KRW	1,003,708	08/31/32	–	–	(1)	–	(1)
DEUT	3.24% Fixed	KRW CD KSDA	KRW	1,591,985	12/04/22	–	–	(11)	–	(11)
DEUT	3.27% Fixed	KRW CD KSDA	KRW	7,547,086	08/23/22	–	–	(74)	–	(74)
DEUT	3.79% Fixed	KRW CD KSDA	KRW	598,543	04/03/22	–	–	(39)	–	(39)
DEUT	4.11% Fixed	6M WIBOR PLN	PLN	325	03/19/24	–	–	(7)	–	(7)
DEUT	4.16% Fixed	6M WIBOR PLN	PLN	325	03/19/24	–	–	(8)	–	(8)
DEUT	6M BUBOR HUF	2.63% Fixed	HUF	760,800	09/17/16	–	–	–	–	–
DEUT	6M THBFIX	3.60% Fixed	THB	92,225	09/17/24	–	–	(21)	–	(21)
DEUT	6M WIBOR PLN	3.51% Fixed	PLN	4,250	09/17/24	–	–	22	22	–
DEUT	BZDIOVRA	10.50% Fixed	BRL	333	01/02/17	–	–	4	4	–
DEUT	BZDIOVRA	10.55% Fixed	BRL	692	01/02/17	–	–	9	9	–
DEUT	BZDIOVRA	10.61% Fixed	BRL	347	01/02/17	–	–	5	5	–
DEUT	BZDIOVRA	9.12% Fixed	BRL	7,875	01/02/17	–	–	(207)	–	(207)
DEUT	KRW CD KSDA	2.65% Fixed	KRW	4,961,760	09/06/15	–	–	9	9	–
DEUT	KRW CD KSDA	2.73% Fixed	KRW	4,961,445	09/03/15	–	–	13	13	–
GSC	1.38% Fixed	6M CZK PRIBOR	CZK	20,820	03/20/23	–	–	(15)	–	(15)
GSC	1.45% Fixed	6M CZK PRIBOR	CZK	21,335	03/20/23	–	–	(22)	–	(22)
GSC	1.56% Fixed	6M CZK PRIBOR	CZK	47,600	03/20/23	–	–	(71)	–	(71)

10

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2014  - (continued)

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount		Date	Paid	Received	Value ╪	Asset	Liability
GSC	2.18% Fixed	6M CZK PRIBOR	CZK	27,050	06/08/22	$–	$–	$(46)	$–	$(46)
GSC	2.23% Fixed	6M CZK PRIBOR	CZK	40,358	09/07/22	–	–	(66)	–	(66)
GSC	3M JIBAR	7.00% Fixed	ZAR	7,109	08/21/27	–	–	(73)	–	(73)
GSC	4.10% Fixed	6M WIBOR PLN	PLN	165	03/19/24	–	–	(4)	–	(4)
GSC	4.16% Fixed	6M WIBOR PLN	PLN	330	03/19/24	–	–	(8)	–	(8)
GSC	BZDIOVRA	10.64% Fixed	BRL	2,177	01/02/17	–	–	(50)	–	(50)
JPM	2.08% Fixed	6M CZK PRIBOR	CZK	53,650	12/19/22	–	–	(60)	–	(60)
JPM	2.12% Fixed	6M CZK PRIBOR	CZK	46,075	03/21/23	–	–	(48)	–	(48)
JPM	2.18% Fixed	6M CZK PRIBOR	CZK	12,640	08/21/22	–	–	(20)	–	(20)
JPM	2.23% Fixed	6M CZK PRIBOR	CZK	12,645	08/21/22	–	–	(21)	–	(21)
JPM	2.25% Fixed	6M CZK PRIBOR	CZK	18,965	08/21/22	–	–	(33)	–	(33)
JPM	2.30% Fixed	6M CZK PRIBOR	CZK	33,954	08/21/22	–	–	(62)	–	(62)
JPM	2.32% Fixed	6M CZK PRIBOR	CZK	6,940	08/21/22	–	–	(13)	–	(13)
JPM	2.34% Fixed	6M CZK PRIBOR	CZK	15,650	05/21/22	–	–	(33)	–	(33)
JPM	2.39% Fixed	6M CZK PRIBOR	CZK	11,440	05/21/22	–	–	(25)	–	(25)
JPM	3M JIBAR	8.03% Fixed	ZAR	12,835	08/18/23	–	–	(4)	–	(4)
JPM	6M CZK PRIBOR	0.92% Fixed	CZK	39,210	11/06/17	–	–	23	23	–
MSC	2.58% Fixed	6M CZK PRIBOR	CZK	8,000	05/09/22	–	–	(21)	–	(21)
MSC	2.60% Fixed	6M CZK PRIBOR	CZK	34,520	05/09/22	–	–	(94)	–	(94)
MSC	BZDIOVRA	10.22% Fixed	BRL	2,606	01/04/21	–	–	(108)	–	(108)
Total						$–	$–	$(1,606)	$134	$(1,740)

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	09/17/2014	DEUT	$1,301	$1,283	$–	$(18)
AUD	Sell	09/17/2014	WEST	2,732	2,713	19	–
BRL	Buy	09/03/2014	GSC	1,930	1,900	–	(30)
BRL	Buy	09/03/2014	JPM	1,039	1,021	–	(18)
BRL	Buy	09/03/2014	MSC	9,411	9,450	39	–
BRL	Buy	09/03/2014	MSC	2,100	2,090	–	(10)
BRL	Sell	09/03/2014	MSC	1,441	1,432	9	–
BRL	Sell	09/03/2014	MSC	9,911	9,961	–	(50)
CAD	Sell	09/17/2014	CBK	2,463	2,432	31	–
CAD	Sell	09/17/2014	RBC	4,232	4,223	9	–
CHF	Sell	09/17/2014	BOA	1,417	1,403	14	–
CLP	Buy	09/17/2014	BNP	1,505	1,509	4	–
CLP	Buy	09/17/2014	BOA	1,226	1,231	5	–
CLP	Buy	09/17/2014	BOA	1,520	1,469	–	(51)
CLP	Buy	09/17/2014	SCB	3,031	2,992	–	(39)
CLP	Sell	09/17/2014	BNP	947	933	14	–
CLP	Sell	09/17/2014	CSFB	413	400	13	–
CLP	Sell	09/17/2014	JPM	3,882	3,780	102	–
CLP	Sell	09/17/2014	SCB	640	618	22	–
CNY	Buy	08/11/2014	BOA	2,551	2,543	–	(8)
CNY	Buy	08/11/2014	CBK	8,241	8,244	3	–
CNY	Buy	11/14/2014	JPM	2,549	2,670	121	–
CNY	Buy	08/11/2014	MSC	348	349	1	–
CNY	Buy	08/11/2014	SCB	2,273	2,270	–	(3)
CNY	Sell	11/14/2014	DEUT	824	840	–	(16)
CNY	Sell	08/11/2014	JPM	4,260	4,250	10	–
CNY	Sell	11/14/2014	JPM	1,800	1,830	–	(30)
COP	Buy	09/17/2014	BOA	556	553	–	(3)
COP	Buy	12/26/2014	GSC	3,111	3,132	21	–
COP	Buy	09/17/2014	SCB	3,457	3,481	24	–
COP	Buy	09/17/2014	SCB	2,589	2,556	–	(33)

11

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
COP	Buy	09/17/2014	UBS	$3,098	$3,125	$27	$–
COP	Sell	09/17/2014	SCB	3,045	3,005	40	–
COP	Sell	09/17/2014	SCB	3,475	3,506	–	(31)
COP	Sell	09/17/2014	UBS	5,358	5,405	–	(47)
CZK	Buy	09/17/2014	JPM	3,102	3,042	–	(60)
CZK	Sell	09/17/2014	JPM	2,450	2,405	45	–
EUR	Buy	09/17/2014	BCLY	1,529	1,520	–	(9)
EUR	Buy	05/08/2015	DEUT	1,573	1,515	–	(58)
EUR	Buy	02/10/2015	GSC	2,457	2,419	–	(38)
EUR	Sell	09/17/2014	BCLY	682	670	12	–
EUR	Sell	09/17/2014	CBK	8,512	8,421	91	–
EUR	Sell	09/17/2014	CSFB	2,930	2,873	57	–
EUR	Sell	05/08/2015	DEUT	471	463	8	–
HUF	Buy	09/17/2014	BCLY	487	472	–	(15)
HUF	Buy	09/17/2014	JPM	6,324	6,105	–	(219)
HUF	Sell	09/17/2014	CSFB	1,735	1,697	38	–
HUF	Sell	09/17/2014	JPM	422	412	10	–
HUF	Sell	09/17/2014	JPM	334	335	–	(1)
IDR	Buy	09/17/2014	BCLY	1,631	1,645	14	–
IDR	Buy	09/17/2014	BOA	664	684	20	–
IDR	Buy	09/17/2014	CBK	11,682	12,097	415	–
IDR	Buy	09/17/2014	DEUT	755	780	25	–
IDR	Buy	10/16/2014	DEUT	1,623	1,636	13	–
IDR	Sell	09/17/2014	BCLY	2,522	2,627	–	(105)
IDR	Sell	09/17/2014	DEUT	2,113	2,111	2	–
IDR	Sell	09/17/2014	DEUT	3,204	3,332	–	(128)
IDR	Sell	09/17/2014	MSC	891	904	–	(13)
INR	Buy	09/17/2014	BCLY	5,445	5,336	–	(109)
INR	Buy	08/25/2014	BOA	1,992	1,971	–	(21)
INR	Buy	08/25/2014	DEUT	1,177	1,174	–	(3)
INR	Buy	09/17/2014	DEUT	1,985	1,966	–	(19)
INR	Sell	08/25/2014	DEUT	1,985	1,978	7	–
INR	Sell	09/17/2014	DEUT	1,271	1,249	22	–
INR	Sell	09/17/2014	SCB	1,491	1,475	16	–
KRW	Sell	09/17/2014	BCLY	1,077	1,060	17	–
KRW	Sell	09/17/2014	BOA	1,078	1,060	18	–
KRW	Sell	09/17/2014	MSC	5,114	5,070	44	–
MXN	Buy	09/17/2014	BCLY	649	639	–	(10)
MXN	Buy	09/17/2014	BOA	83	82	–	(1)
MXN	Buy	09/17/2014	DEUT	3,390	3,336	–	(54)
MXN	Buy	09/17/2014	JPM	812	796	–	(16)
MXN	Buy	08/29/2014	RBC	975	957	–	(18)
MXN	Buy	09/17/2014	RBC	11,135	11,002	–	(133)
MXN	Buy	09/17/2014	SCB	338	332	–	(6)
MXN	Buy	09/17/2014	SSG	789	781	–	(8)
MXN	Buy	09/17/2014	UBS	187	184	–	(3)
MXN	Sell	09/17/2014	BCLY	5	5	–	–
MXN	Sell	09/17/2014	CBA	10	10	–	–
MXN	Sell	09/17/2014	CSFB	30	30	–	–
MXN	Sell	09/17/2014	MSC	1,271	1,255	16	–
MXN	Sell	08/01/2014	RBC	106	105	1	–
MXN	Sell	08/29/2014	RBC	978	957	21	–
MXN	Sell	09/17/2014	RBC	974	956	18	–
MXN	Sell	09/17/2014	UBS	7	7	–	–
MYR	Buy	09/17/2014	BCLY	878	882	4	–
MYR	Buy	08/29/2014	BOA	9,665	9,595	–	(70)
MYR	Buy	09/17/2014	GSC	13,648	13,720	72	–
MYR	Buy	09/17/2014	JPM	848	841	–	(7)
MYR	Sell	09/17/2014	GSC	330	332	–	(2)

12

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
MYR	Sell	03/26/2015	JPM	$9,422	$9,438	$–	$(16)
NGN	Buy	09/05/2014	CBK	1,516	1,543	27	–
NZD	Buy	09/05/2014	JPM	2,780	2,819	39	–
NZD	Sell	09/05/2014	JPM	2,784	2,819	–	(35)
NZD	Sell	09/17/2014	JPM	2,776	2,815	–	(39)
PEN	Buy	09/17/2014	BNP	1,640	1,635	–	(5)
PEN	Buy	09/17/2014	CBK	2,046	2,050	4	–
PEN	Buy	09/17/2014	SSG	1,334	1,330	–	(4)
PEN	Sell	09/17/2014	BNP	485	485	–	–
PHP	Sell	09/17/2014	DEUT	220	221	–	(1)
PHP	Sell	09/17/2014	MSC	2,810	2,829	–	(19)
PLN	Buy	09/17/2014	BCLY	2,492	2,447	–	(45)
PLN	Buy	09/17/2014	BOA	10,478	10,229	–	(249)
PLN	Buy	09/17/2014	DEUT	3,910	3,846	–	(64)
PLN	Buy	05/08/2015	DEUT	464	448	–	(16)
PLN	Buy	09/17/2014	HSBC	1,056	1,039	–	(17)
PLN	Buy	09/17/2014	JPM	2,636	2,571	–	(65)
PLN	Buy	09/17/2014	MSC	495	482	–	(13)
PLN	Sell	09/17/2014	BOA	3,856	3,764	92	–
PLN	Sell	09/17/2014	CBK	113	110	3	–
PLN	Sell	09/17/2014	DEUT	3,358	3,298	60	–
PLN	Sell	05/08/2015	DEUT	1,541	1,501	40	–
RON	Buy	09/17/2014	JPM	4,412	4,365	–	(47)
RON	Sell	09/17/2014	BCLY	4,162	4,124	38	–
RON	Sell	09/17/2014	DEUT	250	249	1	–
RON	Sell	09/17/2014	HSBC	1,447	1,441	6	–
RON	Sell	09/17/2014	JPM	872	851	21	–
RUB	Buy	09/17/2014	BCLY	924	877	–	(47)
RUB	Buy	09/17/2014	BOA	11,498	11,161	–	(337)
RUB	Sell	09/17/2014	BOA	2,860	2,776	84	–
RUB	Sell	09/17/2014	CBK	2,573	2,486	87	–
RUB	Sell	09/17/2014	JPM	3,893	3,759	134	–
RUB	Sell	02/02/2015	JPM	796	793	3	–
RUB	Sell	09/17/2014	RBS	404	388	16	–
THB	Buy	09/17/2014	BCLY	454	459	5	–
THB	Buy	09/17/2014	BNP	11,598	11,745	147	–
THB	Buy	09/17/2014	BOA	3,779	3,808	29	–
THB	Sell	09/17/2014	JPM	1,071	1,073	–	(2)
TRY	Buy	09/17/2014	BCLY	481	480	–	(1)
TRY	Buy	09/17/2014	BOA	15,060	14,931	–	(129)
TRY	Buy	09/17/2014	DEUT	909	903	–	(6)
TRY	Buy	09/17/2014	JPM	1,142	1,115	–	(27)
TRY	Buy	09/17/2014	MSC	469	471	2	–
TRY	Sell	09/17/2014	CSFB	692	692	–	–
TRY	Sell	09/17/2014	JPM	653	652	1	–
TRY	Sell	09/17/2014	JPM	308	308	–	–
UYU	Buy	04/08/2015	CBK	688	699	11	–
UYU	Buy	12/09/2014	HSBC	396	399	3	–
UYU	Buy	01/22/2015	HSBC	480	477	–	(3)
ZAR	Buy	09/17/2014	BCLY	381	383	2	–
ZAR	Buy	09/17/2014	BCLY	741	737	–	(4)
ZAR	Buy	09/17/2014	CBK	328	331	3	–
ZAR	Buy	09/17/2014	JPM	13,317	13,466	149	–
ZAR	Buy	09/17/2014	SCB	1,006	991	–	(15)
ZAR	Buy	09/17/2014	UBS	219	222	3	–
ZAR	Sell	09/17/2014	BOA	83	83	–	–
ZAR	Sell	09/17/2014	DEUT	1,779	1,756	23	–
ZAR	Sell	09/17/2014	DEUT	224	225	–	(1)
ZAR	Sell	09/17/2014	JPM	2	2	–	–

13

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
ZAR	Sell	09/17/2014	JPM	$2,103	$2,126	$–	$(23)
ZAR	Sell	09/17/2014	RBC	90	89	1	–
Total						$2,568	$(2,743)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	EURO
HUF	Hungarian Forint
IDR	Indonesian New Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish New Zloty
RON	New Romanian Leu
RUB	Russian New Ruble
THB	Thai Baht
TRY	Turkish New Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CD	Certificate of Deposit
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
IR	Interest Rate
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate
OTC	Over-the-Counter
PRIBOR	Prague Interbank Offered Rate
REIT	Real Estate Investment Trust
THBFIX	Thai Baht Interest Rate Fixing
WIBOR	Warsaw Interbank Offered Rate

14

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Credit Exposure
as of July 31, 2014
Credit Rating *	Percentage of Net Assets
Aaa/ AAA	0.0%
Aa/ AA	1.6
A	16.5
Baa/ BBB	40.8
Ba/ BB	13.0
B	7.1
Caa/ CCC or Lower	1.2
Not Rated	15.6
Non-Debt Securities and Other Short-Term Instruments	6.4
Other Assets and Liabilities	(2.2)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

15

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Corporate Bonds	102,504	–	102,504	–
Foreign Government Obligations	209,690	–	209,690	–
Short-Term Investments	20,533	–	20,533	–
Purchased Options	386	–	386	–
Total	$333,113	$–	$333,113	$–
Foreign Currency Contracts *	$2,568	$–	$2,568	$–
Futures *	30	30	–	–
Swaps - Interest Rate *	134	–	134	–
Total	$2,732	$30	$2,702	$–
Liabilities:
Written Options	179	–	179	–
Total	$179	$–	$179	$–
Foreign Currency Contracts *	$2,743	$–	$2,743	$–
Futures *	5	5	–	–
Swaps - Credit Default *	81	–	81	–
Swaps - Interest Rate *	1,740	–	1,740	–
Total	$4,569	$5	$4,564	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2014
Assets:
Corporate Bonds and Foreign Government Obligations	$2,216	$116	$(130)	$1	$—	$(2,203)	$—	$—	$—
Total	$2,216	$116	$(130)	$1	$—	$(2,203)	$—	$—	$—

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

16

The Hartford Emerging Markets Research Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 93.9%
	Brazil - 5.7%
162	Banco do Estado do Rio Grande do Sul S.A.	$830
16	BRF S.A.	387
99	CETIP S.A. - Mercados Organizado	1,399
120	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,070
92	Hypermarcas S.A. ●	734
52	Itau Unibanco Banco Multiplo S.A. ADR	805
26	Localiza Rent a Car S.A.	409
551	Petroleo Brasileiro S.A.	4,659
75	Raia Drogasil S.A.	621
79	Vale S.A. SP ADR	1,131
		12,045
	Canada - 0.2%
360	Ivanhoe Mines Ltd. ●	498

	Cayman Islands - 0.7%
392	HC International, Inc. ●	842
980	Hilong Holdings Ltd.	550
		1,392
	Chile - 0.2%
62	S.A.C.I. Falabella	494

	China - 18.3%
25	21Vianet Group, Inc. ADR ●	697
6,426	AMVIG Holdings Ltd.	2,411
205	Anta Sports Products Ltd.	337
3	Baidu, Inc. ADR ●	641
3,785	China Construction Bank	2,896
424	China Pacific Insurance Co., Ltd.	1,663
3,043	China Petroleum & Chemical Corp. Class H	2,979
221	China Shenhua Energy Co., Ltd.	651
4,202	China Suntien Green Energy	1,304
798	China Unicom Ltd.	1,394
243	ENN Energy Holdings Ltd.	1,719
6,304	GOME Electrical Appliances Holdings Ltd.	1,064
3,693	Greatview Aseptic Packaging Co., Ltd.	2,907
1,086	Guangdong Investment Ltd.	1,218
1,174	Huabao International Holdings Ltd.	852
3,987	Industrial & Commercial Bank of China Ltd.	2,719
524	Intime Retail Group Co., Ltd.	488
12	JD.com, Inc. ●	351
1,020	Lenovo Group Ltd.	1,391
1,600	Longfor Properties	2,300
3,060	PetroChina Co., Ltd.	3,966
1,186	PICC Property and Casualty Co., Ltd.	1,918
380	Shandong Weigao Group Medical Polymer Co., Ltd.	390
232	Sinopharm Medicine Holding Co., Ltd.	681
1,128	Sunny Optical Technology Group	1,483
		38,420
	Czech Republic - 0.7%
7	Komercni Banka A.S.	1,510

	Greece - 3.1%
1,329	Alpha Bank A.E. ●	1,062
8	Folli Follie S.A. ●	335
189	Hellenic Telecommunications Organization S.A.	2,585
237	Motor Oil Hellas Corinth Refineries S.A.	2,556
		6,538
	Hong Kong - 6.9%
215	AAC Technologies Holdings, Inc.	1,273
2,837	Fosun International	3,588
678	Ju Teng International Holdings	453
656	Kingboard Chemical Holdings Ltd.	1,376
2,080	MMT Ltd.	826
374	Tencent Holdings Ltd.	6,077
744	Towngas China Co., Ltd.	857
		14,450
	India - 10.5%
59	Alstom India Ltd.	515
197	Alstom T&D India Ltd.	1,068
164	Bharti Airtel Ltd. ●	1,006
22	Dr. Reddy's Laboratories Ltd. ADR	973
12	Glaxosmithkline Consumer Healthcare Ltd.	975
50	HCL Technologies Ltd.	1,289
118	ICICI Bank Ltd.	2,847
368	Idea Cellular Ltd. ●	948
272	Infrastructure Development Finance Co., Ltd.	678
88	ING Vysya Bank Ltd.	882
499	ITC Ltd.	2,920
206	Jyothy Laboratories Ltd.	615
194	Reliance Industries Ltd.	3,201
65	Sun Pharmaceutical Industries Ltd.	848
42	Tata Consultancy Services Ltd.	1,777
35	Ultra Technology Cement Ltd.	1,411
4	United Spirits Ltd.	141
		22,094
	Indonesia - 1.1%
1,480	Bank Tabungan Pensiunan Nasional Tbk ●	525
387	Matahari Department Store Tbk	481
78	PT Gudang Garam Tbk ●	362
2,803	Vale Indonesia Tbk PT	957
		2,325
	Kazakhstan - 0.6%
78	Kcell JSC ■	1,196

	Kenya - 0.8%
955	Equity Bank Ltd.	493
8,674	Safaricom Ltd.	1,205
		1,698
	Malaysia - 1.8%
529	AMMB Holdings Berhad	1,145
36	British American Tobacco Malaysia Bhd	794
606	Genting Malaysia Berhad	833
1,084	MY EG Services BHD	973
		3,745
	Mexico - 2.4%
82	America Movil S.A.B. de C.V. ADR	1,926
598	Concentradora Fibra Hotelera	1,049
482	Corporacion Inmobiliaria Vesta S. de RL de C.V.	1,038
404	Wal-Mart de Mexico S.A.B. de C.V.	1,003
		5,016
	Nigeria - 0.8%
11,298	Zenith Bank plc	1,750

	Papua New Guinea - 0.3%
71	New Britain Palm Oil Ltd.	623

1

The Hartford Emerging Markets Research Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 93.9% - (continued)
	Philippines - 2.7%
90	Jollibee Foods Corp.	$366
2,855	LT Group, Inc.	1,043
716	Metropolitan Bank & Trust Co.	1,408
4,683	Pepsi-Cola Product Philippines ●	509
2,685	Robinsons Land Corp.	1,392
249	Universal Robina Corp.	922
		5,640
	Poland - 0.9%
15	Bank Pekao S.A.	816
691	Polskie Gornictwo Naftowe I ●	1,070
		1,886
	Romania - 0.4%
59	Electrica S.A. ■●	784

	Russia - 1.7%
36	MegaFon OAO GDR §	1,001
35	MMC Norilsk Nickel OJSC ADR	677
321	OAO Rosneft Oil Co. GDR §	1,987
		3,665
	Singapore - 0.7%
439	Petra Foods Ltd.	1,387

	South Africa - 5.6%
73	Adcock Ingram Holdings Ltd.	359
397	Discovery Ltd.	3,474
23	Imperial Holdings Ltd.	417
28	Naspers Ltd.	3,408
78	Pick n Pay Stores Ltd.	424
889	RMI Holdings	2,581
58	Steinhoff International Holdings Ltd.	288
10	Steinhoff International Holdings Ltd. Rights ⌂	1
112	Woolworths Holdings Ltd.	865
		11,817
	South Korea - 13.4%
7	BGF Retail Co., Ltd. ●	420
37	Coway Co., Ltd.	3,214
15	Doosan Corp.	1,795
65	GS Holdings Corp.	2,941
111	Hana Financial Holdings	4,474
68	Hynix Semiconductor, Inc.	2,949
8	Hyundai Mobis Co., Ltd.	2,404
7	Hyundai Motor Co., Ltd.	1,576
10	Korea Electric Power Corp.	408
42	Korea Electric Power Corp. ADR	860
8	Lotte Chemical Corp.	1,320
2	Posco Ltd.	533
79	Shinhan Financial Group Co., Ltd.	3,916
27	Shinhan Financial Group Co., Ltd. ADR	1,319
		28,129
	Sri Lanka - 0.2%
39	Ceylon Tobacco Co. plc	349

	Taiwan - 7.9%
76	Advantech Co., Ltd.	591
71	Catcher Technology Co., Ltd.	580
280	Delta Electronics, Inc.	1,901
36	Eclat Textile Co., Ltd.	399
619	Far Eastern New Century Corp.	692
17	Hermes Microvision, Inc.	659
10	Largan Precision Co., Ltd.	791
1,658	Oriental Union Chemical Corp.	1,657
145	Pchome Online, Inc. ●	1,492
124	President Chain Store Corp.	987
29	Silergy Corp.	239
1,512	Taiwan Semiconductor Manufacturing Co., Ltd.	6,062
381	Vanguard International Semiconductor Corp.	545
		16,595
	Thailand - 3.6%
24	Bangkok Bank plc	144
194	Bangkok Bank Public Co. NVDR	1,175
164	Kasikornbank PCL	1,060
1,403	Precious Shipping Public Co., Ltd.	1,037
1,319	PTT Chemical Public Co., Ltd.	2,688
256	Robinson Department Store, PCL ●	467
331	Total Access Communication Public Co., Ltd.	1,057
		7,628
	Turkey - 0.6%
203	Turkcell Iletisim Hizmetleri AS ●	1,324

	United Kingdom - 0.8%
145	Tullow Oil plc	1,780

	United States - 1.3%
80	Southern Copper Corp.	2,638

	Total Common Stocks
	(Cost $173,116)	$197,416

Preferred Stocks - 1.0%
	Brazil - 1.0%
135	Banco Itau Holding	$2,093

	Total Preferred Stocks
	(Cost $1,700)	$2,093

Warrants - 1.3%
	Greece - 0.4%
383	Alpha Bank A.E.	$780

	Russia - 0.6%
804	Micex AP Generis ⌂■	1,281

	United Kingdom - 0.3%
23	British American Tobacco ⌂	724

	Total Warrants
	(Cost $2,613)	$2,785

2

The Hartford Emerging Markets Research Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Exchange Traded Funds - 2.5%
	United States - 2.5%
98	iShares Core MSCI Emerging Markets ETF	$5,124

	Total Exchange Traded Funds
	(Cost $5,187)	$5,124

	Total Long-Term Investments
	(Cost $182,616)	$207,418

Short-Term Investments - 0.4%
	Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $117, collateralized by GNMA 4.00%, 2044, value of $120)
$117	0.08%, 7/31/2014	$117
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $46,
collateralized by FHLMC 2.00% - 3.50%, 2023 -
2043, FNMA 2.00% - 4.50%, 2026 - 2042,
	GNMA 3.00%, 2043, value of $47)
46	0.08%, 7/31/2014	46
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $98,
collateralized by U.S. Treasury Bill 0.05% -
0.10%, 2014 - 2015, U.S. Treasury Bond 2.75% -
11.25%, 2015 - 2044, U.S. Treasury Note
	0.13% - 4.63%, 2014 - 2023, value of $100)
98	0.07%, 7/31/2014	98
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $131, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $134)
131	0.06%, 7/31/2014	131
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $97, collateralized by U.S. Treasury
Bond 6.38%, 2027, U.S. Treasury Note 0.75% -
	3.38%, 2018 - 2023, value of $99)
97	0.06%, 7/31/2014	97
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $120, collateralized by U.S. Treasury
Bill 0.12%, 2015, U.S. Treasury Bond 5.00%,
2037, U.S. Treasury Note 2.63%, 2020, value of
	$123)
120	0.09%, 7/31/2014	120
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $72, collateralized by U.S. Treasury
Bond 4.38%, 2040, U.S. Treasury Note 0.25% -
	4.25%, 2015 - 2018, value of $73)
72	0.07%, 7/31/2014	72
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $260,
collateralized by FHLMC 3.50% - 4.00%, 2026 -
2043, FNMA 2.50% - 5.00%, 2025 - 2044, U.S.
	Treasury Note 0.50%, 2016, value of $265)
260	0.08%, 7/31/2014	260
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $3, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $3)
3	0.07%, 7/31/2014	3
		944
	Total Short-Term Investments
	(Cost $944)	$944

Total Investments
(Cost $183,560) ▲	99.1%	$208,362
Other Assets and Liabilities	0.9%	1,795
Total Net Assets	100.0%	$210,157

3

The Hartford Emerging Markets Research Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $185,280 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$28,627
Unrealized Depreciation	(5,545)
Net Unrealized Appreciation	$23,082

●	Non-income producing.
■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $3,261, which represents 1.6% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $2,988, which represents 1.4% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2013 - 07/2013	23	British American Tobacco Warrants	$341
06/2013 - 03/2014	804	Micex AP Generis Warrants - 144A	1,353
07/2014	10	Steinhoff International Holdings Ltd. Rights	–

At July 31, 2014, the aggregate value of these securities was $2,006, which represents 1.0% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
BRL	Sell	08/01/2014	JPM	$320	$315	$5	$–
CZK	Sell	08/04/2014	MSC	79	79	–	–
EUR	Sell	08/04/2014	JPM	363	363	–	–
HKD	Buy	08/01/2014	BCLY	212	212	–	–
HKD	Sell	08/01/2014	BCLY	18	18	–	–
PLN	Sell	08/04/2014	SSG	100	100	–	–
TRY	Sell	08/04/2014	SSG	67	67	–	–
TWD	Sell	08/01/2014	JPM	558	558	–	–
ZAR	Sell	08/07/2014	BCLY	17	17	–	–
ZAR	Sell	08/06/2014	SSG	412	412	–	–
Total						$5	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

The Hartford Emerging Markets Research Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC

Currency Abbreviations:
BRL	Brazilian Real
CZK	Czech Koruna
EUR	EURO
HKD	Hong Kong Dollar
PLN	Polish New Zloty
TRY	Turkish New Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
NVDR	Non-Voting Depositary Receipt

Diversification by Sector

as of July 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	8.8%
Consumer Staples	7.7
Energy	13.0
Financials	27.9
Health Care	1.6
Industrials	2.6
Information Technology	15.8
Materials	11.5
Services	6.5
Utilities	3.3
Total	98.7%
Short-Term Investments	0.4
Other Assets and Liabilities	0.9
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Currency Concentration of Securities

as of July 31, 2014

Percentage of
Description	Net Assets
Brazilian Real	5.3%
British Pound	1.1
Canadian Dollar	0.2
Chilean Peso	0.2
Czech Koruna	0.7
Euro	3.5
Hong Kong Dollar	25.1
Indian Rupee	10.0
Indonesian New Rupiah	1.1
Kenyan Shilling	0.8
Malaysian Ringgit	1.8
Mexican New Peso	1.5
Nigerian Naira	0.8
Philippine Peso	2.7
Polish New Zloty	0.9
Republic of Korea Won	12.4
Singapore Dollar	0.7
South African Rand	5.6
Sri Lankan Rupee	0.2
Taiwanese Dollar	7.9
Thai Bhat	3.6
Turkish New Lira	0.6
United States Dollar	12.4
Other Assets and Liabilities	0.9
Total	100.0%

5

The Hartford Emerging Markets Research Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Brazil	$12,045	$12,045	$–	$–
Canada	498	498	–	–
Cayman Islands	1,392	–	1,392	–
Chile	494	494	–	–
China	38,420	4,596	33,824	–
Czech Republic	1,510	–	1,510	–
Greece	6,538	2,556	3,982	–
Hong Kong	14,450	–	14,450	–
India	22,094	1,114	20,980	–
Indonesia	2,325	–	2,325	–
Kazakhstan	1,196	1,196	–	–
Kenya	1,698	1,205	493	–
Malaysia	3,745	–	3,745	–
Mexico	5,016	5,016	–	–
Nigeria	1,750	1,750	–	–
Papua New Guinea	623	623	–	–
Philippines	5,640	–	5,640	–
Poland	1,886	–	1,886	–
Romania	784	784	–	–
Russia	3,665	3,665	–	–
Singapore	1,387	1,387	–	–
South Africa	11,817	–	11,817	–
South Korea	28,129	2,599	25,530	–
Sri Lanka	349	–	349	–
Taiwan	16,595	–	16,595	–
Thailand	7,628	–	7,628	–
Turkey	1,324	–	1,324	–
United Kingdom	1,780	–	1,780	–
United States	2,638	2,638	–	–
Total	$197,416	$42,166	$155,250	$–
Exchange Traded Funds	5,124	5,124	–	–
Preferred Stocks	2,093	2,093	–	–
Warrants	2,785	2,785	–	–
Short-Term Investments	944	–	944	–
Total	$208,362	$52,168	$156,194	$–
Foreign Currency Contracts*	$5	$–	$5	$–
Total	$5	$–	$5	$–
Liabilities:
Foreign Currency Contracts*	$–	$–	$–	$–
Total	$–	$–	$–	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $6,308 were transferred from Level 1 to Level 2, and investments valued at $10,783 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

The Hartford Equity Income Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.3%
	Banks - 9.9%
1,090	BB&T Corp.	$40,340
474	M&T Bank Corp.	57,604
1,067	PNC Financial Services Group, Inc.	88,065
1,041	US Bancorp	43,774
2,758	Wells Fargo & Co.	140,382
		370,165
	Capital Goods - 10.0%
409	3M Co.	57,666
73	Caterpillar, Inc.	7,375
1,164	Eaton Corp. plc	79,051
2,395	General Electric Co.	60,226
372	Illinois Tool Works, Inc.	30,601
79	Lockheed Martin Corp.	13,185
393	Schneider Electric S.A.	33,304
875	United Technologies Corp.	91,971
		373,379
	Commercial and Professional Services - 0.6%
536	Waste Management, Inc.	24,041

	Consumer Durables and Apparel - 0.5%
485	Mattel, Inc.	17,175

	Consumer Services - 0.9%
363	McDonald's Corp.	34,292

	Diversified Financials - 5.9%
353	Ameriprise Financial, Inc.	42,226
200	BlackRock, Inc.	60,990
2,023	JP Morgan Chase & Co.	116,657
		219,873
	Energy - 13.2%
1,071	Chevron Corp.	138,393
386	ConocoPhillips Holding Co.	31,870
793	Enbridge, Inc.	38,831
1,181	Exxon Mobil Corp.	116,877
627	Occidental Petroleum Corp.	61,307
780	Royal Dutch Shell plc Class B	33,587
1,764	Suncor Energy, Inc.	72,465
		493,330
	Food and Staples Retailing - 1.2%
266	Sysco Corp.	9,505
453	Wal-Mart Stores, Inc.	33,308
		42,813
	Food, Beverage and Tobacco - 5.7%
302	Anheuser-Busch InBev N.V. ADR	32,642
287	Diageo plc ADR	34,562
1,147	Kraft Foods Group, Inc.	61,450
470	Philip Morris International, Inc.	38,551
1,125	Unilever N.V. NY Shares ADR	46,266
		213,471
	Health Care Equipment and Services - 0.9%
443	Baxter International, Inc.	33,089

	Household and Personal Products - 0.4%
211	Procter & Gamble Co.	16,299

	Insurance - 7.0%
757	ACE Ltd.	75,767
359	Chubb Corp.	31,128
2,167	Marsh & McLennan Cos., Inc.	110,022
855	MetLife, Inc.	44,989
		261,906
	Materials - 3.6%
496	Akzo Nobel N.V.	35,750
818	Dow Chemical Co.	41,795
467	E.I. DuPont de Nemours & Co.	30,018
528	Nucor Corp.	26,536
		134,099
	Media - 2.0%
886	Thomson Reuters Corp.	33,498
2,018	WPP plc	40,163
		73,661
	Pharmaceuticals, Biotechnology and Life Sciences - 12.7%
480	AstraZeneca plc ADR	34,944
535	Bristol-Myers Squibb Co.	27,061
435	Eli Lilly & Co.	26,531
1,251	Johnson & Johnson	125,238
2,114	Merck & Co., Inc.	119,972
2,436	Pfizer, Inc.	69,924
242	Roche Holding AG	70,347
		474,017
	Real Estate - 0.6%
532	Plum Creek Timber Co., Inc. REIT	22,026

	Retailing - 2.6%
1,180	Home Depot, Inc.	95,367

	Semiconductors and Semiconductor Equipment - 5.1%
1,299	Analog Devices, Inc.	64,468
2,336	Intel Corp.	79,155
971	Maxim Integrated Products, Inc.	28,447
390	Texas Instruments, Inc.	18,038
		190,108
	Software and Services - 3.5%
2,240	Microsoft Corp.	96,670
1,488	Symantec Corp.	35,211
		131,881
	Technology Hardware and Equipment - 1.7%
2,569	Cisco Systems, Inc.	64,813

	Telecommunication Services - 2.7%
1,969	Verizon Communications, Inc.	99,253

	Transportation - 1.1%
404	United Parcel Service, Inc. Class B	39,212

	Utilities - 5.5%
3,954	National Grid plc	56,312
328	NextEra Energy, Inc.	30,792
839	Northeast Utilities	36,824
965	UGI Corp.	46,834

7

The Hartford Equity Income Fund

Schedule of Investments ― (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.3% - (continued)
	Utilities - 5.5% - (continued)
1,138	Xcel Energy, Inc.	$35,047
		205,809
	Total Common Stocks
	( Cost $2,914,018)	$3,630,079

	Total Long-Term Investments
	(Cost $2,914,018)	$3,630,079

Short-Term Investments - 2.4%
Repurchase Agreements - 2.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $11,209, collateralized by GNMA 4.00%, 2044, value of $11,433)
$11,209	0.08%, 7/31/2014	$11,209
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$4,370, collateralized by FHLMC 2.00% -
3.50%, 2023 - 2043, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00%, 2043, value of
	$4,457)
4,370	0.08%, 7/31/2014	4,370
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$9,374, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $9,561)
9,374	0.07%, 7/31/2014	9,374
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $12,564, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $12,815)
12,564	0.06%, 7/31/2014	12,564
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $9,312, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.75% - 3.38%, 2018 - 2023, value of
	$9,499)
9,312	0.06%, 7/31/2014	9,312
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $11,519, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $11,750)
11,519	0.09%, 7/31/2014	11,519
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $6,861, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% - 4.25%, 2015 - 2018, value of
	$6,998)
6,861	0.07%, 7/31/2014	6,861
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$24,813, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $25,309)
24,813	0.08%, 7/31/2014	24,813
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $257, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $264)
256	0.07%, 7/31/2014	256
		90,278
	Total Short-Term Investments
	(Cost $90,278)	$90,278

Total Investments
(Cost $3,004,296) ▲	99.7%	$3,720,357
Other Assets and Liabilities	0.3%	12,449
Total Net Assets	100.0%	$3,732,806

8

The Hartford Equity Income Fund

Schedule of Investments ― (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $3,012,876 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$727,622
Unrealized Depreciation	(20,141)
Net Unrealized Appreciation	$707,481

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of July 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	6.0%
Consumer Staples	7.3
Energy	13.2
Financials	23.4
Health Care	13.6
Industrials	11.7
Information Technology	10.3
Materials	3.6
Services	2.7
Utilities	5.5
Total	97.3%
Short-Term Investments	2.4
Other Assets and Liabilities	0.3
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$3,630,079	$3,360,616	$269,463	$–
Short-Term Investments	90,278	–	90,278	–
Total	$3,720,357	$3,360,616	$359,741	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

9

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 8.0%
		Accommodation and Food Services - 0.1%
		Sugarhouse HSP Gaming Prop Mezz L.P.
	$10,575	6.38%, 06/01/2021 ■‡	$10,284

		Arts, Entertainment and Recreation - 0.4%
		Chester Downs & Marina LLC
	10,189	9.25%, 02/01/2020 ■‡	9,680
		Cirsa Funding Luxembourg S.A.
EUR	5,000	8.75%, 05/15/2018 ■	6,846
		Gray Television, Inc.
	4,030	7.50%, 10/01/2020 ‡	4,216
		Great Canadian Gaming Co.
CAD	4,615	6.63%, 07/25/2022 ■‡	4,486
			25,228
		Chemical Manufacturing - 0.4%
		Hexion Specialty Chemicals
	5,000	8.88%, 02/01/2018 ‡	5,160
		Hexion U.S. Finance Corp.
	6,816	6.63%, 04/15/2020 ‡	7,088
		Momentive Performance Materials, Inc.
	4,000	0.00%, 01/15/2021 Ω	3,100
		MPM Escrow LLC/MPM Finance Corp.
	11,050	8.88%, 10/15/2020	11,575
			26,923
		Computer and Electronic Product Manufacturing - 0.3%
		Alcatel-Lucent USA, Inc.
	7,535	6.75%, 11/15/2020 ■‡	7,685
		CDW LLC / CDW Finance Corp.
	5,845	6.00%, 08/15/2022	5,845
		Ceridian LLC
	5,000	8.13%, 11/15/2017 ■‡	4,988
			18,518
		Construction - 0.1%
		Empresas ICA S.A.B de C.V.
	5,715	8.88%, 05/29/2024 ■‡	5,844

		Finance and Insurance - 2.8%
		Access Bank plc
	7,000	9.25%, 06/24/2021 ■	7,236
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	10,000	7.00%, 12/29/2049 §	14,160
		Banco do Brasil S.A.
	8,990	9.00%, 06/18/2024 ■‡♠	8,700
		Banco Santander S.A.
EUR	9,300	6.25%, 03/12/2049 §‡	12,842
		Bank of Ireland
EUR	4,925	10.00%, 07/30/2016 §	7,200
		Barclays Bank plc
	8,825	8.25%, 12/15/2018 ♠β	9,354
		Cimpor Financial Operations B.V.
	6,000	5.75%, 07/17/2024 ■	5,918
		Credit Agricole S.A.
	8,150	7.88%, 01/23/2024 ■♠	8,657
		Credit Suisse Group AG
	5,490	6.25%, 12/18/2024 ■♠Δ	5,503
	9,000	7.50%, 12/11/2023 ■♠	9,878
		Intesa Sanpaolo S.p.A.
EUR	4,800	9.50%, 10/29/2049 §‡	7,166
		Marfrig Holding Europe, B.V.
	9,000	6.88%, 06/24/2019 ■‡	9,000
		Nationstar Mortgage LLC
	10,000	6.50%, 07/01/2021 ‡	9,700
		Nationwide Building Society
GBP	4,600	6.88%, 03/11/2049 §	7,925
		Nuveen Investments, Inc.
	5,545	9.13%, 10/15/2017 ■‡	5,975
		Ocwen Financial Corp.
	3,685	6.63%, 05/15/2019 ■‡	3,768
		Rivers Pittsburgh L.P.
	4,727	9.50%, 06/15/2019 ■‡	5,070
		Societe Generale
	4,415	6.00%, 01/27/2020 ■‡♠	4,249
	5,000	7.88%, 12/18/2023 ■‡♠	5,231
	14,150	8.25%, 11/29/2018 §‡♠	15,158
		TMK OAO Via TMK Capital S.A.
	8,000	6.75%, 04/03/2020 §‡	7,390
		UniCredit S.p.A.
	7,200	8.00%, 06/03/2024 §♠	7,542
		YPF S.A.
	9,000	8.88%, 12/19/2018 §‡	9,315
			186,937
		Food Manufacturing - 0.1%
		Galapagos S.A.
EUR	4,000	4.98%, 06/15/2021 ■Δ	5,343
		R&R Ice Cream plc
GBP	1,631	5.50%, 05/15/2020 ■	2,710
			8,053
		Food Services - 0.2%
		Brakes Capital
EUR	6,665	5.34%, 12/15/2018 ■‡Δ	8,914
GBP	2,250	7.13%, 12/15/2018 §	3,818
			12,732
		Information - 1.5%
		Altice Financing S.A.
EUR	1,155	6.50%, 01/15/2022 ■	1,612
		Ancestry.com, Inc.
	5,100	9.63%, 10/15/2018 ■‡	5,189
		Equiniti Bondco plc
GBP	7,000	6.31%, 12/15/2018 ■‡Δ	11,818
		First Data Corp.
	2,110	8.25%, 01/15/2021 ■	2,258
	6,492	11.75%, 08/15/2021 ‡	7,579
	5,000	14.50%, 09/24/2019 ■Þ	5,650
		Infor Software Parent LLC
	5,165	7.13%, 05/01/2021 ■‡	5,113
		Intelsat Luxembourg S.A.
	8,270	7.75%, 06/01/2021 ‡	8,456
		Level 3 Escrow, Inc.
	17,730	5.38%, 08/15/2022 ■☼	17,398
		Level 3 Financing, Inc.
	9,000	3.82%, 01/15/2018 ■‡Δ	9,067
		Wind Acquisition Finance S.A.
EUR	9,730	4.21%, 07/15/2020 ■Δ	13,078
EUR	13,375	5.46%, 04/30/2019 ■‡Δ	18,096
			105,314
		Machinery Manufacturing - 0.1%
		Titan International, Inc.
	8,000	6.88%, 10/01/2020 ‡	8,120

1

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 8.0% - (continued)
		Mining - 0.2%
		AuRico Gold, Inc.
	$5,295	7.75%, 04/01/2020 ■‡	$5,361
		Eldorado Gold Corp.
	1,430	6.13%, 12/15/2020 ■‡	1,462
		Vedanta Resources plc
	5,000	6.00%, 01/31/2019 ■‡	5,138
			11,961
		Nonmetallic Mineral Product Manufacturing - 0.0%
		Ardagh Finance Holdings S.A.
EUR	1,070	8.38%, 06/15/2019 ■	1,429
	1,520	8.63%, 06/15/2019 ■‡	1,532
			2,961
		Other Services - 0.1%
		Abengoa Finance
EUR	3,630	6.00%, 03/31/2021 ■	5,019

		Petroleum and Coal Products Manufacturing - 0.6%
		American Energy - Permian Basin LLC
	16,000	6.74%, 08/01/2019 ■Δ	15,440
		Borets Finance Ltd.
	7,000	7.63%, 09/26/2018 §	6,965
		Endeavour International Corp.
	5,335	12.00%, 03/01/2018 ‡	4,748
		KCA Deutag
	6,065	7.25%, 05/15/2021 ■‡	6,035
		MIE Holdings Corp.
	5,000	7.50%, 04/25/2019 ■	5,281
		Shelf Drilling Holdings Ltd.
	4,775	8.63%, 11/01/2018 ■‡	5,062
			43,531
		Primary Metal Manufacturing - 0.1%
		Novelis, Inc.
	3,973	8.75%, 12/15/2020 ‡	4,291

		Retail Trade - 0.9%
		Galaxy Bidco Ltd.
GBP	12,500	5.53%, 11/15/2019 ■‡Δ	21,104
		Matalan Finance plc
GBP	4,550	6.88%, 06/01/2019 ■‡	7,413
		Michaels Stores, Inc.
	5,180	7.50%, 08/01/2018 ■‡	5,232
		Picard Groupe S.A.
EUR	5,220	4.60%, 08/01/2019 ■Δ	7,060
		Stretford 79 plc
GBP	8,335	4.81%, 07/15/2020 ■Δ	14,072
		Tupy S.A.
	4,940	6.63%, 07/17/2024 ■	5,063
			59,944
		Utilities - 0.1%
		Dolphin Subsidiary II, Inc.
	4,580	7.25%, 10/15/2021 ‡	4,832
		Genon Energy, Inc.
	5,000	7.88%, 06/15/2017 ‡	5,150
			9,982
		Total Corporate Bonds
		(Cost $541,806)	$545,642

Senior Floating Rate Interests ♦ - 89.1%
		Accommodation and Food Services - 0.4%
		CityCenter Holdings LLC
	$21,832	4.25%, 10/16/2020	21,800
		ESH Hospitality, Inc.
	1,305	5.00%, 06/24/2019	1,320
		Four Seasons Holdings, Inc.
	4,690	6.25%, 12/28/2020	4,713
		Hilton Worldwide Holdings, Inc.
	85	3.50%, 08/07/2020	84
			27,917
		Administrative Waste Management and Remediation - 4.2%
		Acosta, Inc.
	38,712	4.25%, 03/02/2018	38,692
		ADS Waste Holdings, Inc.
	30,789	3.75%, 10/09/2019	30,567
		Audio Visual Services Group, Inc.
	11,137	4.50%, 01/25/2021	11,120
		Brickman Group Holdings, Inc.
	40,900	4.00%, 12/18/2020	40,322
	7,251	7.50%, 12/17/2021	7,302
		Filtration Group, Inc.
	6,632	4.50%, 11/20/2020	6,637
	2,070	8.25%, 11/22/2021	2,101
		inVentiv Health, Inc.
	14,418	7.75%, 05/15/2018 ☼	14,490
		Ipreo Holdings LLC
	8,615	4.75%, 07/16/2021 ☼	8,529
	14,474	6.25%, 08/07/2017	14,465
		Nets Holding A/S
EUR	18,150	4.25%, 07/09/2021	24,313
		PRA Holdings, Inc.
	25,344	4.50%, 09/23/2020	25,217
		ServiceMaster (The) Co.
	47,694	4.25%, 07/01/2021	47,018
		TransUnion LLC
	17,205	4.00%, 04/09/2021	17,137
			287,910
		Agriculture, Construction, Mining and Machinery - 1.9%
		International Equipment Solutions LLC
	11,080	6.75%, 08/16/2019	11,108
		Minimax
EUR	10,275	4.50%, 08/14/2020	11,188
		Signode Industrial Group US, Inc.
	45,815	4.00%, 05/01/2021	45,515
EUR	2,665	4.25%, 05/01/2021	3,564
		Veyance Technologies, Inc.
	56,958	5.25%, 09/08/2017	56,940
			128,315
		Air Transportation - 0.7%
		AMR Corp.
	30,182	3.75%, 06/27/2019	30,164
		Landmark Aviation
	16,447	4.75%, 10/25/2019 ☼	16,459
		Landmark Aviation FBO Canada, Inc.
	998	4.75%, 10/25/2019 ☼	999
			47,622
		Apparel Manufacturing - 0.1%
		Bauer Performance Sports Ltd.
	7,751	4.00%, 04/15/2021	7,737

2

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Senior Floating Rate Interests ♦ - 89.1% - (continued)
		Arts, Entertainment and Recreation - 8.9%
		24 Hour Fitness Worldwide, Inc.
	$29,000	4.75%, 05/28/2021	$29,027
		Caesars Entertainment Operating Co., Inc.
	8,100	6.96%, 01/28/2018	7,510
	4,628	9.50%, 10/31/2016	4,615
	27,000	9.75%, 01/28/2018 ☼	26,448
		Caesars Entertainment Resort Properties LLC
	30,922	7.00%, 10/11/2020	30,918
		Caesars Growth Property Holdings LLC
	48,010	6.25%, 05/08/2021	47,720
		Dex Media West LLC
	6,650	8.00%, 12/30/2016	6,296
		Formula One Holdings
	23,344	4.50%, 04/30/2019	23,163
	22,000	4.75%, 07/30/2021 ☼	21,849
	7,285	8.00%, 07/29/2022 ☼	7,285
		Hoyts Group Holdings LLC
	6,712	4.00%, 05/29/2020	6,679
	6,212	8.25%, 11/30/2020	6,336
		ION Media Networks, Inc.
	8,970	5.00%, 12/18/2020	8,970
		MGM Resorts International
	53,071	3.50%, 12/20/2019	52,644
		Numericable
	24,660	4.50%, 05/21/2020	24,687
		Quebecor Media, Inc.
	21,785	3.25%, 08/17/2020	21,459
		R.H. Donnelley, Inc.
	4,109	9.75%, 12/31/2016	3,075
		Salem Communications Corp.
	11,382	4.50%, 03/13/2020	11,396
		Station Casinos LLC
	36,268	4.25%, 03/02/2020	36,117
		Tribune Co.
	84,127	4.00%, 12/27/2020	83,812
		Univision Communications, Inc.
	117,426	4.00%, 03/01/2020	116,639
		Warner Music Group Corp.
	11,190	3.75%, 07/01/2020	10,951
		XO Communications LLC
	14,319	4.25%, 03/20/2021	14,319
			601,915
		Beverage and Tobacco Product Manufacturing - 0.4%
		DE Master Blenders 1753 N.V.
	26,250	4.25%, 07/02/2021 ☼	25,758

		Chemical Manufacturing - 4.2%
		Arysta LifeScience Corp.
	14,317	4.50%, 05/29/2020	14,264
		Axil Coating Systems
	24,107	4.00%, 02/01/2020	23,943
		CeramTec
	4,176	4.25%, 08/28/2020	4,179
EUR	1,108	4.75%, 08/28/2020	1,494
		Cytec Industries, Inc.
	1,943	4.50%, 10/03/2019	1,942
		DuPont Performance Coatings, Inc.
EUR	5,198	4.25%, 02/01/2020	6,993
		Exopack LLC
	12,980	5.25%, 05/08/2019	13,101
		Faenza Acquisition Gmbh
	1,680	4.25%, 08/28/2020	1,681
EUR	3,642	4.75%, 08/28/2020	4,912
		Ferro Corp.
	7,130	4.50%, 07/30/2021 ☼	7,112
		Houghton International, Inc.
	13,290	4.00%, 12/20/2019	13,251
		Huntsman International LLC
	13,675	10/15/2020 ◊☼	13,654
		Ineos US Finance LLC
	48,715	3.75%, 05/04/2018	48,363
		MacDermid, Inc.
	9,717	4.00%, 06/07/2020	9,699
		Monarch, Inc.
	3,744	4.50%, 10/03/2019	3,742
	184	8.25%, 04/03/2020	188
		Pinnacle Operating Corp.
	15,554	4.75%, 11/15/2018	15,515
		PQ Corp.
	17,730	4.00%, 08/07/2017	17,719
		Solenis International L.P.
	10,035	4.25%, 07/02/2021 ☼	9,957
EUR	6,000	4.50%, 07/02/2021	7,987
		Univar, Inc.
	52,039	5.00%, 06/30/2017	52,003
		Utex Industries, Inc.
	9,535	5.00%, 05/21/2021	9,571
	3,000	8.25%, 05/20/2022	3,052
			284,322
		Computer and Electronic Product Manufacturing - 2.8%
		Avago Technologies Ltd.
	34,125	3.75%, 05/06/2021	34,023
		CDW LLC
	36,055	3.25%, 04/29/2020	35,553
		Ceridian Corp.
	36,246	4.41%, 05/09/2017	36,240
		Freescale Semiconductor, Inc.
	42,230	4.25%, 02/28/2020	41,983
	12,456	5.00%, 01/15/2021	12,451
		Vantiv LLC
	27,250	3.75%, 06/13/2021	27,262
			187,512
		Construction - 0.9%
		Brand Energy & Infrastructure Services, Inc.
	24,581	4.75%, 11/26/2020	24,559
		Brock Holdings III, Inc.
	17,066	6.00%, 03/16/2017	17,087
	6,898	10.00%, 03/16/2018	6,864
		Summit Materials LLC
	10,788	5.00%, 01/30/2019	10,775
			59,285
		Fabricated Metal Product Manufacturing - 0.2%
		Ameriforge Group, Inc.
	10,496	5.00%, 12/19/2019	10,535

3

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Senior Floating Rate Interests ♦ - 89.1% - (continued)
		Finance and Insurance - 8.1%
		Asurion LLC
	$7,356	4.25%, 07/08/2020	$7,313
	37,460	5.00%, 05/24/2019	37,558
	5,715	8.50%, 03/03/2021	5,853
		Capital Automotive L.P.
	12,704	4.00%, 04/10/2019	12,698
	2,965	6.00%, 04/30/2020	3,029
		Cooper Gay Swett & Crawford Ltd.
	9,331	5.00%, 04/16/2020	8,934
	4,140	8.25%, 10/16/2020	3,933
		Evertec LLC
	13,648	3.50%, 04/17/2020	13,454
		Grosvenor Capital Management L.P.
	9,950	3.75%, 01/04/2021	9,869
		Guggenheim Partners LLC
	15,185	4.25%, 07/22/2020	15,147
		Harland Clarke Holdings Corp.
	6,142	6.00%, 08/04/2019	6,240
		Hub International Ltd.
	33,374	4.25%, 10/02/2020	33,213
		Interactive Data Corp.
	21,502	4.75%, 05/02/2021	21,536
		ION Trading Technologies Ltd.
EUR	16,800	4.50%, 06/10/2021	22,556
	10,815	7.25%, 06/10/2022	10,836
		National Financial Partners Corp.
	8,307	4.50%, 07/01/2020	8,272
	625	5.25%, 07/01/2020 ☼	625
		Nuveen Investments, Inc.
	79,007	4.16%, 05/13/2017	78,866
	50,000	6.50%, 02/28/2019	49,979
		Ocwen Financial Corp.
	14,034	5.00%, 02/15/2018	14,043
		Santander Asset Management S.A.
	35,536	4.25%, 12/17/2020	35,559
EUR	7,960	4.50%, 12/17/2020	10,681
		Sedgwick CMS Holdings, Inc.
	51,137	3.75%, 03/01/2021	50,105
	13,125	6.75%, 02/28/2022	13,086
		USI Insurance Services LLC
	26,030	4.25%, 12/27/2019	25,932
		Walter Investment Management Corp.
	52,498	4.75%, 12/18/2020	51,666
			550,983
		Food Manufacturing - 2.9%
		Burton's Foods Ltd.
GBP	6,300	5.63%, 11/27/2020	10,583
		Del Monte Foods Co.
	46,285	3.50%, 03/09/2020	45,446
		Dole Food Co., Inc.
	5,950	4.50%, 11/01/2018	5,934
		Hearthside Food Solutions
	12,055	4.50%, 06/02/2021	12,036
		Hostess Brands, Inc.
	11,711	6.75%, 04/09/2020	12,047
		JBS USA LLC
	34,956	3.75%, 05/25/2018 - 09/18/2020	34,758
		Milk Specialties Co.
	8,736	7.50%, 11/09/2018	8,649
		Roundy's Supermarkets, Inc.
	23,679	5.75%, 03/03/2021	23,509
		U.S. Foodservice, Inc.
	41,868	4.50%, 03/31/2019	41,787
			194,749
		Food Services - 0.2%
		ARAMARK Corp.
	11,322	3.25%, 09/06/2019	11,199

		Furniture and Related Product Manufacturing - 0.9%
		AOT Bedding Super Holdings LLC
	48,553	4.25%, 10/01/2019	48,525
		Wilsonart International Holding LLC
	16,078	4.00%, 10/31/2019	15,938
			64,463
		Health Care and Social Assistance - 6.9%
		AccentCare, Inc.
	5,989	6.50%, 12/22/2016	4,053
		Alere, Inc.
	30,151	4.25%, 06/30/2017	30,113
		American Renal Holdings, Inc.
	20,466	4.50%, 08/20/2019	20,351
	11,237	8.50%, 03/20/2020	11,153
		Ardent Medical Services, Inc.
	6,391	6.75%, 07/02/2018	6,407
		Community Health Systems, Inc.
	22,149	4.25%, 01/27/2021	22,171
		DJO Finance LLC
	18,120	4.25%, 09/15/2017	18,130
		DSI Renal, Inc.
	5,675	4.75%, 04/23/2021	5,679
	6,200	7.75%, 10/22/2021	6,200
		Healogics, Inc.
	7,490	5.25%, 07/01/2021	7,473
		Iasis Healthcare LLC
	16,260	4.50%, 05/03/2018	16,267
		Ikaria Acquisition, Inc.
	7,795	5.00%, 02/12/2021	7,800
	2,510	8.75%, 02/14/2022	2,544
		Immucor, Inc.
	17,309	5.00%, 08/19/2018	17,325
		IMS Health, Inc.
	12,344	3.50%, 03/17/2021	12,252
		Insight Pharmaceuticals LLC
	10,594	6.25%, 08/25/2016	10,581
		InVentiv Health, Inc.
	12,406	7.76%, 05/15/2018	12,370
		Mallinckrodt International Finance S.A.
	18,992	3.50%, 03/19/2021	18,870
		One Call Medical, Inc.
	25,452	5.00%, 11/27/2020	25,460
		Ortho-Clinical Diagnostics, Inc.
	29,565	4.75%, 06/30/2021	29,491
		Pharmaceutical Product Development, Inc.
	14,307	4.00%, 12/05/2018	14,268
		Pharmedium Healthcare Corp.
	4,167	4.25%, 01/28/2021	4,083
	3,280	7.75%, 01/28/2022	3,264

4

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Senior Floating Rate Interests ♦ - 89.1% - (continued)
		Health Care and Social Assistance - 6.9% - (continued)
		Salix Pharmaceuticals Ltd.
	$22,118	4.25%, 01/02/2020	$22,188
		STHI Holding Corp.
	13,155	5.25%, 07/30/2021 ☼	13,098
		Surgery Center Holdings, Inc.
	12,930	5.25%, 07/24/2020 ☼	12,930
	9,750	6.00%, 04/11/2019	9,750
	10,200	8.50%, 07/23/2021 ☼	10,149
		Truven Health Analytics, Inc.
	8,282	4.50%, 06/06/2019	8,199
		US Renal Care, Inc.
	21,455	4.25%, 07/03/2019	21,393
	3,510	8.50%, 07/03/2020	3,549
	2,666	10.25%, 01/03/2020	2,699
		Valeant Pharmaceuticals International, Inc.
	60,704	3.75%, 12/11/2019 - 08/05/2020	60,486
			470,746
		Health Care Providers and Services - 0.5%
		CRC Health Corp.
	12,768	5.25%, 03/29/2021	12,852
		Multiplan, Inc.
	23,321	4.00%, 03/31/2021	23,193
			36,045
		Information - 11.2%
		Alcatel-Lucent USA, Inc.
	67,831	4.50%, 01/30/2019	67,649
		Ancestry.com, Inc.
	26,119	4.50%, 12/28/2018	26,010
		Aspect Software, Inc.
	9,646	7.25%, 05/07/2016	9,646
		Cabovisao-Televisao Por Cabo S.A.
	47,760	5.50%, 07/02/2019	48,656
		Charter Communications Operating LLC
	39,012	3.00%, 07/01/2020 - 01/03/2021	38,133
		Eagle Parent, Inc.
	41,186	4.00%, 05/16/2018	41,145
		First Data Corp.
	96,824	3.67%, 03/23/2018 - 09/24/2018	95,882
	11,744	4.16%, 03/24/2021	11,681
		Hyland Software, Inc.
	10,313	4.75%, 02/19/2021	10,332
		Infor US, Inc.
	4,069	3.75%, 06/03/2020	4,020
EUR	3,607	4.00%, 06/03/2020	4,830
		Intelsat Jackson Holdings S.A.
	28,503	3.75%, 06/30/2019	28,391
		Kronos, Inc.
	17,245	4.50%, 10/30/2019	17,270
	4,037	9.75%, 04/30/2020	4,164
		Lawson Software, Inc.
	25,183	3.75%, 06/03/2020	24,920
		Level 3 Communications, Inc.
	91,988	4.00%, 08/01/2019 - 01/15/2020	91,683
	26,000	5.25%, 06/15/2015 ☼	25,935
		Light Tower Fiber LLC
	19,442	4.00%, 04/13/2020	19,348
	2,078	8.00%, 04/12/2021	2,089
		Mediacom Communications Corp.
	13,283	3.25%, 01/29/2021	13,222
		MISYS plc
	25,851	5.00%, 12/12/2018	25,932
		NexTag, Inc.
	739	0.00%, 06/04/2019 ●	517
		Novell, Inc.
	15,721	7.25%, 11/22/2017	15,868
		Peak 10, Inc.
	2,820	5.00%, 06/17/2021	2,823
	4,310	8.25%, 06/17/2022	4,310
		RedPrairie Corp.
	16,688	6.00%, 12/21/2018	16,734
		Syniverse Holdings, Inc.
	5,429	4.00%, 04/23/2019	5,407
		TransFirst Holding, Inc.
	13,545	4.00%, 12/27/2017	13,443
	1,500	7.50%, 06/27/2018	1,504
		Virgin Media Finance plc
	19,500	3.50%, 06/07/2020	19,326
		Virgin Media Investment Holdings Ltd.
GBP	21,800	4.25%, 06/30/2023	36,903
		WideOpenWest Finance LLC
	13,054	4.75%, 04/01/2019	13,071
		Zayo Group LLC
	16,888	4.00%, 07/02/2019	16,751
			757,595
		Media - 0.6%
		Entravision Communications Corp.
	16,221	3.50%, 05/31/2020	15,958
		Media General, Inc.
	23,888	4.25%, 07/31/2020	23,910
			39,868
		Mining - 2.8%
		Alpha Natural Resources, Inc.
	20,989	3.50%, 05/22/2020	19,992
		American Rock Salt Holdings LLC
	24,000	4.75%, 05/20/2021	23,936
	6,550	8.00%, 05/20/2022	6,575
		Arch Coal, Inc.
	89,597	6.25%, 05/16/2018	87,709
		Fortescue Metals Group Ltd.
	54,441	3.75%, 06/28/2019	54,101
			192,313
		Miscellaneous Manufacturing - 2.6%
		Bombardier Recreational Products, Inc.
	14,675	4.00%, 01/30/2019	14,595
		DigitalGlobe, Inc.
	10,138	3.75%, 01/31/2020	10,123
		Hamilton Sundstrand Corp.
	53,296	4.00%, 12/13/2019	53,018
		Provo Craft & Novelty, Inc.
	7,445	0.00%, 03/22/2016 ●†	—
		Reynolds Group Holdings, Inc.
	46,223	4.00%, 11/30/2018	46,089
		Sequa Corp.
	21,206	5.25%, 06/19/2017	20,888
		TransDigm Group, Inc.
	32,249	3.75%, 02/28/2020 - 06/04/2021	31,994
			176,707

5

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Senior Floating Rate Interests ♦ - 89.1% - (continued)
		Motor Vehicle and Parts Manufacturing - 0.8%
		Navistar, Inc.
	$43,677	5.75%, 08/17/2017	$43,932
		Tower Automotive Holdings USA LLC
	8,961	4.00%, 04/23/2020	8,907
			52,839
		Nonmetallic Mineral Product Manufacturing - 0.4%
		Ardagh Holdings USA, Inc.
	8,965	4.00%, 12/17/2019	8,924
		Libbey Glass, Inc.
	15,875	3.75%, 04/09/2021 ☼	15,756
			24,680
		Other Services - 2.5%
		Alliance Laundry Systems LLC
	13,360	4.25%, 12/10/2018	13,382
		Apex Tool Group LLC
	13,063	4.50%, 01/31/2020	12,846
		Gardner Denver, Inc.
	53,704	4.25%, 07/30/2020	53,405
EUR	25,824	4.75%, 07/30/2020	34,694
		Husky Injection Molding Systems Ltd.
	8,710	4.25%, 06/30/2021	8,714
		Husky International Ltd.
	4,465	7.25%, 06/30/2022	4,471
		Rexnord LLC
	45,229	4.00%, 08/21/2020	45,110
			172,622
		Petroleum and Coal Products Manufacturing - 5.3%
		American Energy-Marcellus LLC
	21,880	5.25%, 07/09/2020 ☼	21,798
	3,335	8.50%, 07/09/2021 ☼	3,339
		Chief Exploration & Development
	17,650	7.50%, 05/16/2021	17,871
		Crosby Worldwide Ltd.
	22,079	4.00%, 11/23/2020	21,963
		Drillships Ocean Ventures, Inc.
	17,085	5.50%, 07/25/2021	17,142
		Endeavour International Corp.
	8,656	8.25%, 11/30/2017	8,570
		Fieldwood Energy LLC
	21,633	3.88%, 09/28/2018	21,558
		KCA Deutag
	22,145	6.25%, 05/15/2020	22,043
		Macquarie Infrastructure Co., Inc.
	16,187	3.25%, 06/01/2020	16,122
		Ocean Rig ASA
	16,800	6.00%, 03/31/2021	16,842
		Pacific Drilling S.A.
	10,618	4.50%, 06/03/2018	10,600
		Paragon Offshore Finance Co.
	13,995	3.75%, 06/19/2021	13,899
		Peabody Energy Corp.
	44,330	4.25%, 09/24/2020	44,180
		Samson Investment Co.
	24,745	5.00%, 09/25/2018	24,632
		Seadrill Ltd.
	43,545	4.00%, 02/21/2021	42,967
		Shelf Drilling International Holdings Ltd.
	21,820	10.00%, 10/08/2018	22,284
		Templar Energy LLC
	15,045	8.00%, 11/25/2020	14,857
		Western Refining, Inc.
	18,656	4.25%, 11/15/2020	18,691
			359,358
		Pipeline Transportation - 0.5%
		EMG Utica LLC
	4,800	4.75%, 03/27/2020	4,812
		EP Energy LLC
	3,977	4.50%, 04/30/2019	3,993
		NGPL Pipeco LLC
	4,125	6.75%, 09/15/2017	4,104
		Philadelphia Energy Solutions LLC
	14,188	6.25%, 04/04/2018	13,532
		Southcross Energy Partners L.P.
	8,400	5.75%, 07/29/2021 ☼	8,437
			34,878
		Plastics and Rubber Products Manufacturing - 0.7%
		Berry Plastics Group, Inc.
	34,563	3.50%, 02/08/2020	34,121
		Consolidated Container Co.
	6,878	5.00%, 07/03/2019	6,880
		Tricorbraun, Inc.
	7,314	4.00%, 05/03/2018	7,295
			48,296
		Primary Metal Manufacturing - 0.5%
		Novelis, Inc.
	27,903	3.75%, 03/10/2017	27,882
		WireCo WorldGroup, Inc.
	3,239	6.00%, 02/15/2017	3,248
			31,130
		Professional, Scientific and Technical Services - 2.6%
		Advantage Sales & Marketing, Inc.
	29,310	3.48%, 07/23/2021	29,134
	7,580	8.00%, 07/25/2022 ☼	7,574
		Affinion Group, Inc.
	64,755	6.75%, 04/30/2018	63,991
		AlixPartners LLP
	14,254	4.00%, 07/10/2020	14,200
	4,575	9.00%, 07/10/2021	4,621
		MoneyGram International, Inc.
	33,298	4.25%, 03/27/2020	32,707
		Paradigm Ltd.
	13,654	4.75%, 07/30/2019	13,637
	1,759	10.50%, 07/30/2020	1,759
		RBS Holding Co. LLC
	11,694	8.25%, 03/23/2016	7,485
			175,108
		Real Estate, Rental and Leasing - 1.3%
		Fly Leasing Ltd.
	10,385	4.50%, 08/09/2019	10,385
		Neff Corp.
	10,090	7.25%, 06/09/2021	10,040
		Realogy Corp.
	6,021	4.48%, 10/10/2016	6,009
		Realogy Group LLC
	61,556	3.75%, 03/05/2020	60,940
			87,374

6

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 89.1% - (continued)
	Retail Trade - 6.6%
	99 Cents Only Stores
$17,965	4.50%, 01/11/2019	$17,988
	Affinia Group, Inc.
6,414	4.75%, 04/25/2020	6,398
	American Tire Distributors, Inc.
19,516	5.75%, 06/01/2018 ☼	19,491
	Amscan Holdings, Inc.
24,764	4.00%, 07/27/2019	24,498
	Armored AutoGroup, Inc.
8,339	6.00%, 11/05/2016	8,340
	Cooper-Standard Automotive, Inc.
11,895	4.00%, 04/04/2021	11,847
	FleetPride, Inc.
15,760	5.25%, 11/19/2019	15,602
	Great Atlantic & Pacific Tea Co., Inc.
12,854	11.00%, 03/13/2017	13,175
	Hillman (The) Cos., Inc.
10,510	4.50%, 06/30/2021	10,517
	Lands' End, Inc.
36,080	4.25%, 04/04/2021	35,944
	Mauser-Werke GmbH
13,260	4.50%, 07/31/2021 ☼	13,186
11,725	8.25%, 06/30/2021 ☼	11,703
	Michaels Stores, Inc.
23,196	3.75%, 01/28/2020	23,003
17,235	4.00%, 01/28/2020	17,120
	Neiman Marcus (The) Group, Inc.
64,650	4.25%, 10/25/2020	64,268
	Quikrete (The) Companies, Inc.
24,738	4.00%, 09/28/2020	24,667
8,035	7.00%, 03/26/2021	8,206
	Rite Aid Corp.
7,906	3.50%, 02/21/2020	7,862
26,580	4.88%, 06/21/2021	26,779
7,755	5.75%, 08/21/2020	7,865
	Sports (The) Authority, Inc.
26,672	7.50%, 11/16/2017	26,628
	Supervalu, Inc.
28,295	4.50%, 03/21/2019	28,203
	Weight Watchers International, Inc.
34,871	4.00%, 04/02/2020	27,467
		450,757
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Revlon Consumer Products Corp.
22,089	4.00%, 10/08/2019	22,111

	Transit and Ground Passenger Transportation - 0.6%
	Emergency Medical Services Corp.
40,534	4.00%, 05/25/2018	40,491

	Truck Transportation - 0.5%
	Nexeo Solutions LLC
21,891	5.00%, 09/08/2017 - 09/09/2017	21,836
	Swift Transportation Co., Inc.
10,738	3.75%, 06/09/2021	10,734
		32,570
	Utilities - 3.9%
	Calpine Corp.
21,780	3.00%, 05/03/2020	21,273
33,423	3.25%, 01/31/2022	32,859
61,800	4.00%, 04/01/2018 - 10/31/2020	61,827
	Dynegy, Inc.
24,049	4.00%, 04/23/2020	24,041
	Energy Future Holdings
12,205	4.25%, 06/19/2016	12,197
	La Frontera Generation LLC
15,918	4.50%, 09/30/2020	15,942
	PowerTeam Services LLC
16,603	4.25%, 05/06/2020	16,230
2,665	8.25%, 11/06/2020	2,598
	Sandy Creek Energy Associates L.P.
12,829	5.00%, 11/09/2020	12,901
	Star West Generation LLC
13,466	4.25%, 03/13/2020	13,482
	Texas Competitive Electric Holdings Co. LLC
70,000	4.65%, 10/10/2017 ☼Ω	53,235
		266,585
	Wholesale Trade - 1.2%
	Gates Global LLC
47,490	4.25%, 07/05/2021	47,045
	Harbor Freight Tools
9,507	4.75%, 07/26/2019	9,524
	HD Supply, Inc.
26,920	4.00%, 06/28/2018	26,875
		83,444
	Total Senior Floating Rate Interests
	(Cost $6,062,836)	$6,045,739

Common Stocks - 0.1%
	Consumer Durables and Apparel - 0.0%
3	Provo Craft & Novelty, Inc. ⌂●†	$—

	Consumer Services - 0.0%
3,835	NexTag, Inc. ⌂●†	—

	Energy - 0.1%
418,220	KCA Deutag ⌂●†	3,375

	Media - 0.0%
16	F & W Publications, Inc. ●	1,091

	Total Common Stocks
	(Cost $5,669)	$4,466

7

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Exchange Traded Funds - 1.8%
	Other Investment Pools and Funds - 1.8%
285	iShares 1-3 Year Credit Bond ETF		$30,028
160	iShares iBoxx $ High Yield Corporate Bond ETF		14,807
1,383	PowerShares Senior Loan Portfolio		34,040
368	SPDR Barclays High Yield Bond ETF		14,924
489	SPDR Barclays Short Term High Yield Bond ETF		14,838
240	SPDR Blackstone/GSO Senior Loan ETF		11,976
			120,613
	Total Exchange Traded Funds
	(Cost $121,713)		$120,613

	Total Long-Term Investments
	(Cost $6,732,024)		$6,716,460

Short-Term Investments - 4.4%
Other Investment Pools and Funds - 4.4%
296,736	JP Morgan U.S. Government Money Market Fund		$296,736

	Total Short-Term Investments
	(Cost $296,736)		$296,736

	Total Investments
	(Cost $7,028,760) ▲	103.4%	$7,013,196
	Other Assets and Liabilities	(3.4)%	(228,145)
	Total Net Assets	100.0%	$6,785,051

8

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $7,033,451 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$33,559
Unrealized Depreciation	(53,814)
Net Unrealized Depreciation	$(20,255)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2014, the aggregate value of these securities was $3,375, which rounds to zero percent of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ω	Debt security in default due to bankruptcy.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

◊	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $346,947, which represents 5.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $99,481, which represents 1.5% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	418,220	KCA Deutag	$5,668
06/2014	3,835	NexTag, Inc.	–
09/2011	3	Provo Craft & Novelty, Inc.	–

At July 31, 2014, the aggregate value of these securities was $3,375, which rounds to zero percent of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Þ	This security may pay interest in additional principal instead of cash.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $315,019 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

9

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Sell	08/29/2014	RBC	$4,281	$4,213	$68	$–
EUR	Buy	08/29/2014	BCLY	2,185	2,177	–	(8)
EUR	Buy	08/29/2014	BNP	1,083	1,079	–	(4)
EUR	Buy	08/29/2014	CSFB	2,202	2,190	–	(12)
EUR	Sell	08/29/2014	BNP	49,820	49,516	304	–
EUR	Sell	08/29/2014	CBA	49,801	49,515	286	–
EUR	Sell	08/29/2014	CSFB	49,806	49,509	297	–
EUR	Sell	08/29/2014	DEUT	49,783	49,513	270	–
EUR	Sell	08/29/2014	JPM	49,776	49,513	263	–
GBP	Sell	08/29/2014	CBK	117,322	116,706	616	–
Total						$2,104	$(24)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
RBC	RBC Dominion Securities, Inc.

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound

Other Abbreviations:
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor's Depositary Receipt

Credit Exposure

as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Baa/ BBB	1.0%
Ba/ BB	19.0
B	67.9
Caa/ CCC or Lower	7.2
Not Rated	2.0
Non-Debt Securities and Other Short-Term Instruments	6.3
Other Assets and Liabilities	(3.4)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

10

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Consumer Durables and Apparel	$–	$–	$–	$–
Consumer Services	–	–	–	–
Energy	3,375	–	–	3,375
Media	1,091	–	1,091	–
Total	4,466	–	1,091	3,375
Corporate Bonds	545,642	–	545,642	–
Exchange Traded Funds	120,613	120,613	–	–
Senior Floating Rate Interests	6,045,739	–	6,045,739	–
Short-Term Investments	296,736	296,736	–	–
Total	$7,013,196	$417,349	$6,592,472	$3,375
Foreign Currency Contracts*	$2,104	$–	$2,104	$–
Total	$2,104	$–	$2,104	$–
Liabilities:
Foreign Currency Contracts*	$24	$–	$24	$–
Total	$24	$–	$24	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2014
Assets:
Common Stocks	$2,899	$—	$476	†	$—	$—	$—	$—	$—	$3,375
Senior Floating Rate Interests	—	9	(847	)‡	524	191	(9)	132	—	—
Total	$2,899	$9	$(371)		$524	$191	$(9)	$132	$—	$3,375

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $476.

‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $(847).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

11

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 19.1%
		Accommodation and Food Services - 0.4%
		Sugarhouse HSP Gaming Prop Mezz L.P.
	$2,490	6.38%, 06/01/2021 ■‡	$2,422

		Arts, Entertainment and Recreation - 0.4%
		Chester Downs & Marina LLC
	2,340	9.25%, 02/01/2020 ■‡	2,223

		Chemical Manufacturing - 1.1%
		Hexion Specialty Chemicals
	1,300	8.88%, 02/01/2018 ‡	1,342
		Ineos Group Holdings plc
EUR	435	5.75%, 02/15/2019 ■	594
		Momentive Performance Materials, Inc.
	2,000	0.00%, 01/15/2021 Ω	1,550
		MPM Escrow LLC/MPM Finance Corp.
	2,740	8.88%, 10/15/2020	2,870
			6,356
		Computer and Electronic Product Manufacturing - 0.4%
		CDW LLC / CDW Finance Corp.
	1,460	6.00%, 08/15/2022	1,460
		Ceridian LLC
	1,000	8.13%, 11/15/2017 ■	998
			2,458
		Construction - 0.3%
		Empresas ICA S.A.B de C.V.
	1,425	8.88%, 05/29/2024 ■‡	1,457

		Finance and Insurance - 7.5%
		Access Bank plc
	1,500	9.25%, 06/24/2021 ■	1,551
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	2,600	7.00%, 12/29/2049 §	3,682
		Banco do Brasil S.A.
	995	9.00%, 06/18/2024 ■♠	963
		Banco Santander S.A.
EUR	2,900	6.25%, 03/12/2049 §‡	4,005
		Bank of Ireland
EUR	650	10.00%, 07/30/2016 §	950
		Barclays Bank plc
	925	8.25%, 12/15/2018 ♠β	980
		Cimpor Financial Operations B.V.
	1,500	5.75%, 07/17/2024 ■	1,479
		Credit Agricole S.A.
	1,585	7.88%, 01/23/2024 ■♠	1,684
		Credit Suisse Group AG
	1,100	6.25%, 12/18/2024 ■♠Δ	1,103
	1,800	7.50%, 12/11/2023 ■♠	1,975
		Intesa Sanpaolo S.p.A.
EUR	650	9.50%, 10/29/2049 §	970
		Marfrig Holding Europe, B.V.
	1,000	6.88%, 06/24/2019 ■‡	1,000
		Nationstar Mortgage LLC
	2,000	6.50%, 07/01/2021 ‡	1,940
		Nationwide Building Society
GBP	1,200	6.88%, 03/11/2049 §	2,067
		Nuveen Investments, Inc.
	3,265	9.13%, 10/15/2017 ■‡	3,518
		Ocwen Financial Corp.
	735	6.63%, 05/15/2019 ■	752
		Rivers Pittsburgh L.P.
	336	9.50%, 06/15/2019 ■	360
		Societe Generale
	1,470	6.00%, 01/27/2020 ■‡♠	1,415
	2,000	7.88%, 12/18/2023 ■‡♠	2,092
	2,725	8.25%, 11/29/2018 §♠	2,919
		TMK OAO Via TMK Capital S.A.
	2,000	6.75%, 04/03/2020 §	1,848
		UniCredit S.p.A.
	1,850	8.00%, 06/03/2024 §♠	1,938
		YPF S.A.
	3,000	8.88%, 12/19/2018 §	3,105
			42,296
		Food Manufacturing - 0.2%
		Galapagos S.A.
EUR	1,000	4.98%, 06/15/2021 ■‡Δ	1,336

		Food Services - 0.6%
		Brakes Capital
EUR	1,335	5.34%, 12/15/2018 ■‡Δ	1,785
GBP	750	7.13%, 12/15/2018 §‡	1,273
			3,058
		Information - 3.0%
		Altice Financing S.A.
EUR	385	6.50%, 01/15/2022 ■	537
		Ancestry.com, Inc.
	2,150	9.63%, 10/15/2018 ■‡	2,188
		Equiniti Bondco plc
GBP	1,000	6.31%, 12/15/2018 ■‡Δ	1,688
		First Data Corp.
	973	11.75%, 08/15/2021 ‡	1,136
	1,000	14.50%, 09/24/2019 ■Þ	1,130
		Infor Software Parent LLC
	1,555	7.13%, 05/01/2021 ■‡	1,539
		Intelsat Luxembourg S.A.
	1,180	7.75%, 06/01/2021	1,207
		Level 3 Escrow, Inc.
	2,730	5.38%, 08/15/2022 ■☼	2,679
		Wind Acquisition Finance S.A.
EUR	1,685	4.21%, 07/15/2020 ■Δ	2,265
EUR	1,625	5.46%, 04/30/2019 ■‡Δ	2,198
			16,567
		Mining - 0.1%
		AuRico Gold, Inc.
	450	7.75%, 04/01/2020 ■	456

		Nonmetallic Mineral Product Manufacturing - 0.2%
		Ardagh Finance Holdings S.A.
EUR	460	8.38%, 06/15/2019 ■	614
	235	8.63%, 06/15/2019 ■	237
			851
		Other Services - 0.2%
		Abengoa Finance
EUR	905	6.00%, 03/31/2021 ■‡	1,251

12

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 19.1% - (continued)
		Petroleum and Coal Products Manufacturing - 1.7%
		American Energy - Permian Basin LLC
	$4,000	6.74%, 08/01/2019 ■Δ	$3,860
		Borets Finance Ltd.
	2,000	7.63%, 09/26/2018 §	1,990
		Diamondback Energy, Inc.
	410	7.63%, 10/01/2021 ■	445
		Endeavour International Corp.
	665	12.00%, 03/01/2018	592
		KCA Deutag
	935	7.25%, 05/15/2021 ■	930
		MIE Holdings Corp.
	1,000	7.50%, 04/25/2019 ■	1,056
		Shelf Drilling Holdings Ltd.
	695	8.63%, 11/01/2018 ■	737
			9,610
		Retail Trade - 2.3%
		Galaxy Bidco Ltd.
GBP	2,500	5.53%, 11/15/2019 ■‡Δ	4,221
		Matalan Finance plc
GBP	1,385	6.88%, 06/01/2019 ■	2,256
		Michaels Stores, Inc.
	1,360	7.50%, 08/01/2018 ■‡	1,374
		Picard Groupe S.A.
EUR	580	4.60%, 08/01/2019 ■Δ	784
		Stretford 79 plc
GBP	1,665	4.81%, 07/15/2020 ■Δ	2,811
		Tupy S.A.
	1,480	6.63%, 07/17/2024 ■	1,517
			12,963
		Utilities - 0.7%
		Dolphin Subsidiary II, Inc.
	1,830	7.25%, 10/15/2021 ‡	1,931
		Genon Energy, Inc.
	2,000	7.88%, 06/15/2017 ‡	2,060
			3,991
		Total Corporate Bonds
		(Cost $106,634)	$107,295

Senior Floating Rate Interests ♦ - 81.5%
		Accommodation and Food Services - 0.5%
		CityCenter Holdings LLC
	$2,220	4.25%, 10/16/2020	$2,217
		ESH Hospitality, Inc.
	195	5.00%, 06/24/2019	197
		Four Seasons Holdings, Inc.
	640	6.25%, 12/28/2020	643
			3,057
		Administrative Waste Management and Remediation - 4.4%
		Acosta, Inc.
	2,307	4.25%, 03/02/2018	2,306
		Audio Visual Services Group, Inc.
	1,237	4.50%, 01/25/2021	1,235
		Brickman Group Holdings, Inc.
	483	4.00%, 12/18/2020	476
	1,587	7.50%, 12/17/2021	1,598
		Filtration Group, Inc.
	423	4.50%, 11/20/2020	423
	520	8.25%, 11/22/2021	528
		inVentiv Health, Inc.
	3,582	7.75%, 05/15/2018 ☼	3,599
		Ipreo Holdings LLC
	1,435	4.75%, 07/16/2021 ☼	1,421
		PRA Holdings, Inc.
	3,219	4.50%, 09/23/2020	3,203
		ServiceMaster (The) Co.
	9,901	4.25%, 07/01/2021	9,761
			24,550
		Agriculture, Construction, Mining and Machinery - 1.7%
		International Equipment Solutions LLC
	1,445	6.75%, 08/16/2019	1,449
		Minimax
EUR	896	4.50%, 08/14/2020	979
		Signode Industrial Group US, Inc.
	3,340	4.00%, 05/01/2021	3,318
EUR	535	4.25%, 05/01/2021	715
		Veyance Technologies, Inc.
	2,803	5.25%, 09/08/2017	2,802
			9,263
		Air Transportation - 0.3%
		Landmark Aviation
	1,740	4.75%, 10/25/2019 ☼	1,741
		Landmark Aviation FBO Canada, Inc.
	95	4.75%, 10/25/2019 ☼	95
			1,836
		Apparel Manufacturing - 0.2%
		Bauer Performance Sports Ltd.
	969	4.00%, 04/15/2021	968

		Arts, Entertainment and Recreation - 9.1%
		24 Hour Fitness Worldwide, Inc.
	3,500	4.75%, 05/28/2021	3,503
		Caesars Entertainment Operating Co., Inc.
	678	6.96%, 01/28/2018	629
	4,000	9.75%, 01/28/2018 ☼	3,918
		Caesars Entertainment Resort Properties LLC
	2,992	7.00%, 10/11/2020	2,992
		Caesars Growth Property Holdings LLC
	5,565	6.25%, 05/08/2021	5,531
		Formula One Holdings
	1,417	4.50%, 04/30/2019	1,406
	3,000	4.75%, 07/30/2021 ☼	2,980
	2,830	8.00%, 07/29/2022 ☼	2,830
		Hoyts Group Holdings LLC
	2,732	4.00%, 05/29/2020	2,719
	1,140	8.25%, 11/30/2020	1,163
		ION Media Networks, Inc.
	896	5.00%, 12/18/2020	896
		Numericable
	2,735	4.50%, 05/21/2020	2,738
		Salem Communications Corp.
	1,929	4.50%, 03/13/2020	1,931
		Station Casinos LLC
	4,067	4.25%, 03/02/2020	4,050
		Tribune Co.
	7,084	4.00%, 12/27/2020	7,058

13

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Senior Floating Rate Interests ♦ - 81.5% - (continued)
		Arts, Entertainment and Recreation - 9.1% - (continued)
		Univision Communications, Inc.
	$4,555	4.00%, 03/01/2020	$4,524
		XO Communications LLC
	1,925	4.25%, 03/20/2021	1,925
			50,793
		Beverage and Tobacco Product Manufacturing - 0.5%
		DE Master Blenders 1753 N.V.
	2,915	4.25%, 07/02/2021 ☼	2,860

		Chemical Manufacturing - 3.1%
		Arysta LifeScience Corp.
	595	4.50%, 05/29/2020	593
		CeramTec
	254	4.25%, 08/28/2020	254
EUR	170	4.75%, 08/28/2020	230
		Cytec Industries, Inc.
	103	4.50%, 10/03/2019	103
		DuPont Performance Coatings, Inc.
EUR	1,733	4.25%, 02/01/2020	2,331
		Exopack LLC
	771	5.25%, 05/08/2019	778
		Faenza Acquisition Gmbh
	102	4.25%, 08/28/2020	102
EUR	560	4.75%, 08/28/2020	755
		MacDermid, Inc.
	589	4.00%, 06/07/2020	588
		Monarch, Inc.
	199	4.50%, 10/03/2019	199
	46	8.25%, 04/03/2020	46
		Pinnacle Operating Corp.
	820	4.75%, 11/15/2018	818
		Solenis International L.P.
	1,435	4.25%, 07/02/2021 ☼	1,424
EUR	1,500	4.50%, 07/02/2021	1,997
		Univar, Inc.
	4,957	5.00%, 06/30/2017	4,954
		Utex Industries, Inc.
	1,300	5.00%, 05/21/2021	1,305
	750	8.25%, 05/20/2022	763
			17,240
		Computer and Electronic Product Manufacturing - 1.6%
		Ceridian Corp.
	4,061	4.41%, 05/09/2017	4,060
		Freescale Semiconductor, Inc.
	2,288	4.25%, 02/28/2020	2,275
	2,640	5.00%, 01/15/2021	2,639
			8,974
		Construction - 0.5%
		Brand Energy & Infrastructure Services, Inc.
	1,756	4.75%, 11/26/2020	1,755
		Brock Holdings III, Inc.
	458	6.00%, 03/16/2017	458
	402	10.00%, 03/16/2018	400
			2,613
		Fabricated Metal Product Manufacturing - 0.4%
		Ameriforge Group, Inc.
	2,030	5.00%, 12/19/2019	2,037

		Finance and Insurance - 10.8%
		Asurion LLC
	2,350	5.00%, 05/24/2019	2,356
	1,430	8.50%, 03/03/2021	1,465
		Capital Automotive L.P.
	747	4.00%, 04/10/2019	747
	260	6.00%, 04/30/2020	265
		Cooper Gay Swett & Crawford Ltd.
	1,272	5.00%, 04/16/2020	1,218
	1,430	8.25%, 10/16/2020	1,359
		Evertec LLC
	2,033	3.50%, 04/17/2020	2,004
		Guggenheim Partners LLC
	898	4.25%, 07/22/2020	896
		Harland Clarke Holdings Corp.
	681	6.00%, 08/04/2019	692
		Hub International Ltd.
	3,920	4.25%, 10/02/2020	3,902
		Interactive Data Corp.
	2,115	4.75%, 05/02/2021	2,118
		ION Trading Technologies Ltd.
EUR	3,200	4.50%, 06/10/2021	4,297
	2,210	7.25%, 06/10/2022	2,214
		National Financial Partners Corp.
	1,278	4.50%, 07/01/2020	1,273
	155	5.25%, 07/01/2020 ☼	155
		Nuveen Investments, Inc.
	4,886	4.16%, 05/13/2017	4,877
	12,755	6.50%, 02/28/2019	12,750
		Ocwen Financial Corp.
	2,115	5.00%, 02/15/2018	2,116
		Santander Asset Management S.A.
EUR	1,990	4.50%, 12/17/2020	2,670
		Sedgwick CMS Holdings, Inc.
	3,102	3.75%, 03/01/2021	3,039
	2,500	6.75%, 02/28/2022	2,493
		USI Insurance Services LLC
	1,372	4.25%, 12/27/2019	1,366
		Walter Investment Management Corp.
	6,524	4.75%, 12/18/2020	6,421
			60,693
		Food Manufacturing - 2.1%
		Burton's Foods Ltd.
GBP	1,500	5.63%, 11/27/2020	2,520
		Dole Food Co., Inc.
	594	4.50%, 11/01/2018	592
		Hearthside Food Solutions
	2,010	4.50%, 06/02/2021	2,007
		Hostess Brands, Inc.
	1,746	6.75%, 04/09/2020	1,796
		Milk Specialties Co.
	487	7.50%, 11/09/2018	482
		Roundy's Supermarkets, Inc.
	2,518	5.75%, 03/03/2021	2,500
		U.S. Foodservice, Inc.
	2,086	4.50%, 03/31/2019	2,082
			11,979

14

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Senior Floating Rate Interests ♦ - 81.5% - (continued)
		Furniture and Related Product Manufacturing - 0.6%
		AOT Bedding Super Holdings LLC
	$1,052	4.25%, 10/01/2019	$1,051
		Wilsonart International Holding LLC
	2,404	4.00%, 10/31/2019	2,383
			3,434
		Health Care and Social Assistance - 6.1%
		Alere, Inc.
	280	4.25%, 06/30/2017	279
		American Renal Holdings, Inc.
	1,076	4.50%, 08/20/2019	1,071
	1,430	8.50%, 03/20/2020	1,419
		Ardent Medical Services, Inc.
	458	6.75%, 07/02/2018	459
		Community Health Systems, Inc.
	3,164	4.25%, 01/27/2021	3,167
		DJO Finance LLC
	803	4.25%, 09/15/2017	803
		DSI Renal, Inc.
	775	4.75%, 04/23/2021	775
	1,050	7.75%, 10/22/2021	1,050
		Healogics, Inc.
	935	5.25%, 07/01/2021	933
		Ikaria Acquisition, Inc.
	680	5.00%, 02/12/2021	681
	385	8.75%, 02/14/2022	390
		Immucor, Inc.
	489	5.00%, 08/19/2018	489
		Insight Pharmaceuticals LLC
	1,456	6.25%, 08/25/2016	1,454
		InVentiv Health, Inc.
	2,169	7.76%, 05/15/2018	2,163
		One Call Medical, Inc.
	2,000	5.00%, 11/27/2020	2,001
		Ortho-Clinical Diagnostics, Inc.
	3,045	4.75%, 06/30/2021	3,037
		Pharmaceutical Product Development, Inc.
	418	4.00%, 12/05/2018	417
		Pharmedium Healthcare Corp.
	389	4.25%, 01/28/2021	381
	580	7.75%, 01/28/2022	577
		Salix Pharmaceuticals Ltd.
	1,580	4.25%, 01/02/2020	1,585
		STHI Holding Corp.
	3,290	5.25%, 07/30/2021 ☼	3,276
		Surgery Center Holdings, Inc.
	995	5.25%, 07/24/2020 ☼	995
	1,800	8.50%, 07/23/2021 ☼	1,791
		Truven Health Analytics, Inc.
	932	4.50%, 06/06/2019	923
		US Renal Care, Inc.
	2,399	4.25%, 07/03/2019	2,392
	1,140	8.50%, 07/03/2020	1,153
	666	10.25%, 01/03/2020	674
			34,335
		Health Care Providers and Services - 0.3%
		CRC Health Corp.
	1,696	5.25%, 03/29/2021	1,707

		Information - 9.8%
		Alcatel-Lucent USA, Inc.
	5,324	4.50%, 01/30/2019	5,310
		Ancestry.com, Inc.
	3,731	4.50%, 12/28/2018	3,716
		Cabovisao-Televisao Por Cabo S.A.
	4,035	5.50%, 07/02/2019	4,110
		First Data Corp.
	6,060	3.67%, 03/23/2018 - 09/24/2018	5,995
	2,323	4.16%, 03/24/2021	2,310
		Hyland Software, Inc.
	658	4.75%, 02/19/2021	660
		Kronos, Inc.
	5,408	4.50%, 10/30/2019	5,416
	2,259	9.75%, 04/30/2020	2,329
		Level 3 Communications, Inc.
	1,920	4.00%, 08/01/2019	1,915
	4,000	5.25%, 06/15/2015 ☼	3,990
		Light Tower Fiber LLC
	639	4.00%, 04/13/2020	636
	1,319	8.00%, 04/12/2021	1,326
		MISYS plc
	1,793	5.00%, 12/12/2018	1,798
		Novell, Inc.
	1,214	7.25%, 11/22/2017	1,225
		Peak 10, Inc.
	705	5.00%, 06/17/2021	706
	1,845	8.25%, 06/17/2022	1,845
		RedPrairie Corp.
	2,530	6.00%, 12/21/2018	2,537
		TransFirst Holding, Inc.
	482	4.00%, 12/27/2017	478
	750	7.50%, 06/27/2018	752
		Virgin Media Investment Holdings Ltd.
GBP	3,200	4.25%, 06/30/2023	5,417
		Zayo Group LLC
	2,481	4.00%, 07/02/2019	2,461
			54,932
		Media - 0.3%
		Media General, Inc.
	1,452	4.25%, 07/31/2020	1,453

		Mining - 3.1%
		American Rock Salt Holdings LLC
	2,665	4.75%, 05/20/2021	2,658
	1,635	8.00%, 05/20/2022	1,641
		Arch Coal, Inc.
	13,489	6.25%, 05/16/2018	13,205
			17,504
		Miscellaneous Manufacturing - 0.5%
		Hamilton Sundstrand Corp.
	1,226	4.00%, 12/13/2019	1,219
		Sequa Corp.
	1,646	5.25%, 06/19/2017	1,622
			2,841
		Motor Vehicle and Parts Manufacturing - 0.5%
		Navistar, Inc.
	1,915	5.75%, 08/17/2017	1,926

15

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Senior Floating Rate Interests ♦ - 81.5% - (continued)
		Motor Vehicle and Parts Manufacturing - 0.5% - (continued)
		Tower Automotive Holdings USA LLC
	$998	4.00%, 04/23/2020	$992
			2,918
		Nonmetallic Mineral Product Manufacturing - 0.2%
		Ardagh Holdings USA, Inc.
	995	4.00%, 12/17/2019	991

		Other Services - 2.9%
		Alliance Laundry Systems LLC
	989	4.25%, 12/10/2018	991
		Apex Tool Group LLC
	1,279	4.50%, 01/31/2020	1,258
		Gardner Denver, Inc.
	5,258	4.25%, 07/30/2020	5,228
EUR	3,198	4.75%, 07/30/2020	4,296
		Husky Injection Molding Systems Ltd.
	510	4.25%, 06/30/2021	510
		Husky International Ltd.
	900	7.25%, 06/30/2022	901
		Rexnord LLC
	3,017	4.00%, 08/21/2020	3,009
			16,193
		Petroleum and Coal Products Manufacturing - 7.4%
		American Energy-Marcellus LLC
	3,560	5.25%, 07/09/2020 ☼	3,547
	830	8.50%, 07/09/2021 ☼	831
		Chief Exploration & Development
	3,115	7.50%, 05/16/2021	3,154
		Crosby Worldwide Ltd.
	3,234	4.00%, 11/23/2020	3,217
		Drillships Ocean Ventures, Inc.
	2,040	5.50%, 07/25/2021	2,047
		Endeavour International Corp.
	2,038	8.25%, 11/30/2017	2,018
		KCA Deutag
	2,855	6.25%, 05/15/2020	2,842
		Ocean Rig ASA
	2,194	6.00%, 03/31/2021	2,199
		Pacific Drilling S.A.
	515	4.50%, 06/03/2018	514
		Paragon Offshore Finance Co.
	3,105	3.75%, 06/19/2021	3,084
		Peabody Energy Corp.
	3,310	4.25%, 09/24/2020	3,299
		Samson Investment Co.
	1,615	5.00%, 09/25/2018	1,607
		Seadrill Ltd.
	6,151	4.00%, 02/21/2021	6,069
		Shelf Drilling International Holdings Ltd.
	3,435	10.00%, 10/08/2018	3,508
		Templar Energy LLC
	1,740	8.00%, 11/25/2020	1,718
		Western Refining, Inc.
	1,866	4.25%, 11/15/2020	1,869
			41,523
		Pipeline Transportation - 1.0%
		EMG Utica LLC
	535	4.75%, 03/27/2020	536
		EP Energy LLC
	285	4.50%, 04/30/2019	286
		NGPL Pipeco LLC
	215	6.75%, 09/15/2017	214
		Philadelphia Energy Solutions LLC
	2,906	6.25%, 04/04/2018	2,772
		Southcross Energy Partners L.P.
	1,600	5.75%, 07/29/2021 ☼	1,607
			5,415
		Primary Metal Manufacturing - 0.0%
		WireCo WorldGroup, Inc.
	274	6.00%, 02/15/2017	274

		Professional, Scientific and Technical Services - 2.8%
		Advantage Sales & Marketing, Inc.
	3,260	3.48%, 07/23/2021	3,240
	1,895	8.00%, 07/25/2022 ☼	1,894
		Affinion Group, Inc., Tranche B Term Loan
	6,892	6.75%, 04/30/2018	6,811
		AlixPartners LLP
	293	4.00%, 07/10/2020	292
	141	9.00%, 07/10/2021	143
		MoneyGram International, Inc.
	2,429	4.25%, 03/27/2020	2,386
		Paradigm Ltd.
	975	4.75%, 07/30/2019	974
	251	10.50%, 07/30/2020	250
			15,990
		Real Estate, Rental and Leasing - 0.6%
		Fly Leasing Ltd.
	881	4.50%, 08/09/2019	881
		Neff Corp.
	2,520	7.25%, 06/09/2021	2,507
		Realogy Corp., Extended Credit Linked Deposit
	59	4.48%, 10/10/2016	59
			3,447
		Retail Trade - 5.9%
		Affinia Group, Inc.
	711	4.75%, 04/25/2020	709
		American Tire Distributors, Inc.
	1,189	5.75%, 06/01/2018	1,187
		Amscan Holdings, Inc.
	1,797	4.00%, 07/27/2019	1,778
		Cooper-Standard Automotive, Inc.
	890	4.00%, 04/04/2021	886
		Great Atlantic & Pacific Tea Co., Inc.
	1,147	11.00%, 03/13/2017	1,176
		Hillman (The) Cos., Inc.
	2,520	4.50%, 06/30/2021	2,522
		Lands' End, Inc.
	4,618	4.25%, 04/04/2021	4,601
		Mauser-Werke GmbH
	1,180	4.50%, 07/31/2021 ☼	1,174
	2,070	8.25%, 06/30/2021 ☼	2,066
		Michaels Stores, Inc.
	2,650	4.00%, 01/28/2020	2,632
		Neiman Marcus (The) Group, Inc.
	4,247	4.25%, 10/25/2020	4,222

16

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Senior Floating Rate Interests ♦ - 81.5% - (continued)
	Retail Trade - 5.9% - (continued)
	Quikrete (The) Companies, Inc.
$1,578	4.00%, 09/28/2020		$1,574
535	7.00%, 03/26/2021		546
	Rite Aid Corp.
1,750	4.88%, 06/21/2021		1,763
725	5.75%, 08/21/2020		735
	Sports (The) Authority, Inc.
653	7.50%, 11/16/2017		652
	Supervalu, Inc.
3,549	4.50%, 03/21/2019		3,538
	Weight Watchers International, Inc.
1,496	4.00%, 04/02/2020		1,179
			32,940
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Revlon Consumer Products Corp.
1,791	4.00%, 10/08/2019		1,793

	Truck Transportation - 0.4%
	Nexeo Solutions LLC
2,258	5.00%, 09/08/2017 - 09/09/2017		2,253
			2,253
	Utilities - 2.5%
	Calpine Corp.
259	4.00%, 10/31/2020		259
	Dynegy, Inc.
914	4.00%, 04/23/2020		913
	Energy Future Holdings
2,220	4.25%, 06/19/2016		2,219
	La Frontera Generation LLC
1,240	4.50%, 09/30/2020		1,242
	PowerTeam Services LLC
445	4.25%, 05/06/2020		435
665	8.25%, 11/06/2020		648
	Sandy Creek Energy Associates L.P.
1,833	5.00%, 11/09/2020		1,843
	Star West Generation LLC
1,247	4.25%, 03/13/2020		1,249
	Texas Competitive Electric Holdings Co. LLC
7,000	4.65%, 10/10/2017 ☼Ω		5,323
			14,131
	Wholesale Trade - 1.1%
	Gates Global LLC
5,590	4.25%, 07/05/2021		5,538
	Harbor Freight Tools
359	4.75%, 07/26/2019		359
	HD Supply, Inc.
490	4.00%, 06/28/2018		489
			6,386
	Total Senior Floating Rate Interests
	(Cost $456,677)		$457,323

Exchange Traded Funds - 2.2%
	Other Investment Pools and Funds - 2.2%
44	iShares iBoxx $ High Yield Corporate Bond ETF		$4,047
161	PowerShares Senior Loan Portfolio		3,957
40	SPDR Barclays Short Term High Yield Bond ETF		1,204
60	SPDR Blackstone/GSO Senior Loan ETF		2,995
			12,203
	Total Exchange Traded Funds
	(Cost $12,241)		$12,203

	Total Long-Term Investments
	(Cost $575,552)		$576,821

Short-Term Investments - 3.9%
Other Investment Pools and Funds - 3.9%
22,045	JP Morgan U.S. Government Money Market Fund		$22,045

	Total Short-Term Investments
	(Cost $22,045)		$22,045

	Total Investments
	(Cost $597,597) ▲	106.7%	$598,866
	Other Assets and Liabilities	(6.7)%	(37,597)
	Total Net Assets	100.0%	$561,269

17

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $597,597 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,915
Unrealized Depreciation	(2,646)
Net Unrealized Appreciation	$1,269

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

Ω	Debt security in default due to bankruptcy.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $65,480, which represents 11.7% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $24,747, which represents 4.4% of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Þ	This security may pay interest in additional principal instead of cash.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $42,199 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Buy	08/29/2014	RBC	$30	$30	$–	$–
EUR	Buy	08/29/2014	BCLY	512	510	–	(2)
EUR	Buy	08/29/2014	BNP	249	248	–	(1)
EUR	Buy	08/29/2014	CSFB	516	513	–	(3)
EUR	Sell	08/29/2014	MSC	40,625	40,395	230	–
GBP	Sell	08/29/2014	CBK	22,496	22,378	118	–
Total						$348	$(6)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

18

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

BCLY	Barclays
BNP	BNP Paribas Securities Services
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.

Currency Abbreviations:

CAD	Canadian Dollar
EUR	EURO
GBP	British Pound

Other Abbreviations:

ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor's Depositary Receipt

Credit Exposure

as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Baa/ BBB	0.5%
Ba/ BB	11.1
B	68.4
Caa/ CCC or Lower	16.4
Not Rated	4.2
Non-Debt Securities and Other Short-Term Instruments	6.1
Other Assets and Liabilities	(6.7)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

19

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Corporate Bonds	$107,295	$–	$107,295	$–
Exchange Traded Funds	12,203	12,203	–	–
Senior Floating Rate Interests	457,323	–	457,323	–
Short-Term Investments	22,045	22,045	–	–
Total	$598,866	$34,248	$564,618	$–
Foreign Currency Contracts *	$348	$–	$348	$–
Total	$348	$–	$348	$–
Liabilities:
Foreign Currency Contracts *	$6	$–	$6	$–
Total	$6	$–	$6	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

20

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 4.3%
	Cayman Islands - 0.2%
	Ares CLO Ltd.
$255	1.68%, 04/20/2023 ■Δ	$247
	Carlyle Global Market Strategies
250	1.76%, 04/17/2025 ■Δ	251
	Magnetite CLO Ltd.
250	2.23%, 07/25/2026 ■Δ	250
	OZLM Funding Ltd.
285	1.73%, 04/17/2026 ■Δ	285
		1,033
	United Kingdom - 0.1%
	Granite Master Issuer plc
249	0.30%, 12/20/2054 Δ	247
51	0.34%, 12/20/2054 Δ	50
	Motor plc
117	1.29%, 02/25/2020 ■	117
		414
	United States - 4.0%
	Ally Automotive Receivables Trust
213	1.14%, 06/15/2016	213
193	2.23%, 03/15/2016	193
	Ally Master Owner Trust
450	1.54%, 09/15/2016 - 09/15/2019	450
	AmeriCredit Automobile Receivables Trust
425	2.64%, 10/10/2017	434
280	2.67%, 01/08/2018	285
	ARI Fleet Lease Trust
328	0.45%, 01/15/2021 ■Δ	328
	Asset Backed Securities Corp Home Equity
283	0.66%, 08/25/2034 Δ	268
	Avis Budget Rental Car Funding AESOP LLC
180	4.64%, 05/20/2016 ■	184
	Banc of America Commercial Mortgage, Inc.
316	5.95%, 02/10/2051 Δ	350
	Banc of America Funding Corp.
9	6.00%, 01/25/2037	8
	Banc of America Mortgage Securities
92	2.69%, 04/25/2034 Δ	94
	Bear Stearns Adjustable Rate Mortgage Trust
403	2.63%, 07/25/2036 Δ	335
	Bear Stearns Asset Backed Securities
583	6.00%, 11/25/2035	514
	Bear Stearns Commercial Mortgage Securities, Inc.
375	5.60%, 03/11/2039 Δ	395
350	5.90%, 06/11/2040 Δ	387
	Cabela's Master Credit Card Trust
230	0.60%, 07/15/2022 Δ	230
425	0.80%, 08/16/2021 ■Δ	429
	Citigroup/Deutsche Bank Commercial Mortgage Trust
286	5.23%, 07/15/2044 Δ	296
	Commercial Mortgage Pass-Through Certificates
311	5.94%, 06/10/2046 Δ	332
	Connecticut Avenue Securities Series
326	1.76%, 01/25/2024 Δ	329
350	2.75%, 07/25/2024 Δ	342
65	2.76%, 05/25/2024 Δ	63
330	5.41%, 10/25/2023 Δ	382
	Countrywide Alternative Loan Trust
573	5.25%, 08/25/2035	524
	Countrywide Home Loans, Inc.
389	2.67%, 09/25/2047 Δ	348
	Credit Acceptance Automotive Loan Trust
250	1.83%, 04/15/2021 ■	251
300	2.26%, 10/15/2021 ■	303
250	2.29%, 04/15/2022 ■	251
	CS First Boston Mortgage Securities Corp.
500	5.12%, 11/15/2037 ■	505
	Dryden Senior Loan Fund
350	1.71%, 07/15/2026 ■Δ	350
	First Investors Automotive Owner Trust
305	1.23%, 03/15/2019 ■	306
	Ford Credit Floorplan Master Owner Trust
425	0.74%, 09/15/2016	425
	FREMF Mortgage Trust
45	3.95%, 06/25/2047 ■Δ	46
500	4.07%, 07/25/2045 ■Δ	509
215	4.22%, 06/25/2047 ■Δ	219
95	4.27%, 02/25/2046 ■Δ	97
	GE Capital Commercial Mortgage Corp.
500	4.95%, 06/10/2048	501
	GE Dealer Floorplan Master Note Trust
425	0.65%, 06/20/2017 Δ	426
	GE Equipment Transportation LLC
100	1.31%, 09/24/2020	100
	Goldman Sachs Mortgage Securities Corp. II
300	5.16%, 12/10/2043 ■	341
	Granite Master Issuer plc
270	0.36%, 12/20/2054 Δ	268
	GSR Mortgage Loan Trust
228	2.66%, 09/25/2035 Δ	230
409	2.73%, 03/25/2047 Δ	359
153	4.57%, 01/25/2035 Δ	151
	ING Investment Management CLO Ltd.
250	1.69%, 01/18/2026 ■Δ	250
	JP Morgan Chase Commercial Mortgage Securities Corp.
380	5.41%, 12/15/2044 Δ	395
375	6.06%, 04/15/2045 Δ	402
	JP Morgan Mortgage Acquisition Corp.
298	5.50%, 11/25/2036 Δ	301
	LB-UBS Commercial Mortgage Trust
369	5.43%, 02/15/2040	402
375	6.32%, 04/15/2041 Δ	424
	Mastr Asset Backed Securities Trust
370	0.79%, 03/25/2035 Δ	357
	Morgan Stanley Capital I
358	5.66%, 10/15/2042 Δ	375
	MortgageIT Trust
349	0.46%, 08/25/2035 Δ	332
335	0.47%, 02/25/2035 Δ	328
	Nationstar Agency Advance Funding Trust
200	1.89%, 02/18/2048 ■	195
	New York City Tax Lien
75	1.03%, 11/10/2027 ■☼	75

1

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Asset and Commercial Mortgage Backed Securities - 4.3% - (continued)
		United States - 4.0% - (continued)
		Opteum Mortgage Acceptance Corp.
	$410	0.59%, 04/25/2035 Δ	$379
		Option One Mortgage Loan Trust
	330	0.37%, 12/25/2035 Δ	327
	139	0.65%, 02/25/2035 Δ	138
		Prestige Automotive Receivables Trust
	150	3.25%, 07/15/2019 ■	154
		Residential Funding Mortgage Securities
	394	3.22%, 02/25/2036 Δ	353
		Santander Drive Automotive Receivables Trust
	125	1.94%, 12/15/2016	126
	425	3.01%, 04/16/2018	435
	420	3.78%, 11/15/2017	430
	425	3.82%, 08/15/2017	433
		Springleaf Funding Trust
	155	2.41%, 12/15/2022 ■	155
		Structured Asset Securities Corp.
	161	0.30%, 02/25/2036 Δ	159
		Thornburg Mortgage Securities Trust
	317	2.24%, 04/25/2045 Δ	321
		Wachovia Bank Commercial Mortgage Trust
	170	5.41%, 10/15/2044 ■Δ	169
	380	5.59%, 03/15/2042 ■Δ	386
		World Omni Automotive Receivables Trust
	340	1.06%, 09/16/2019	340
			21,492
		Total Asset and Commercial Mortgage Backed Securities
		(Cost $22,929)	$22,939

Corporate Bonds - 3.7%
		Australia - 0.1%
		QBE Insurance Group Ltd.
GBP	150	7.50%, 05/24/2041 §	281

		Austria - 0.1%
		Raiffeisen Bank International AG
EUR	200	4.50%, 02/21/2025 §	264
		UNIQA Insurance Group AG
EUR	300	6.88%, 07/31/2043 §	462
			726
		Belgium - 0.0%
		Ageas Capital Ltd.
	$225	4.13%, 04/25/2023 §	$214

		Bermuda - 0.0%
		Digicel Ltd.
	200	8.25%, 09/01/2017 §	205

		Brazil - 0.1%
		Cosan Overseas Ltd.
	225	8.25%, 11/05/2015 §♠	234
		Odebrecht Finance Ltd.
	242	7.50%, 09/14/2015 §♠	247
			481
		British Virgin Islands - 0.1%
		Studio City Finance Ltd.
	350	8.50%, 12/01/2020 §	384
		Canada - 0.1%
		Pacific Rubiales Energy Corp.
	350	7.25%, 12/12/2021 §	382

		Cayman Islands - 0.0%
		Aquarius Invest. plc Swiss Reinsurance Co., Ltd.
	200	6.38%, 09/01/2024 §	212

		Chile - 0.0%
		Cencosud S.A.
	250	5.50%, 01/20/2021 §	263

		China - 0.1%
		CNOOC Finance 2012 Ltd.
	350	3.88%, 05/02/2022 §	353
		Shimao Property Holding Ltd.
	170	9.65%, 08/03/2017 §	178
			531
		Colombia - 0.1%
		Bancolombia S.A.
	337	6.13%, 07/26/2020	366
		Empresa de Energia de Bogota
	300	6.13%, 11/10/2021 §	322
			688
		Denmark - 0.1%
		Danske Bank A/S
EUR	200	5.75%, 04/06/2020 §♠	279

		France - 0.3%
		AXA S.A.
	125	6.46%, 12/14/2018 §♠	133
GBP	125	6.77%, 10/29/2049	230
		BPCE S.A.
	500	5.15%, 07/21/2024 §	524
		CNP Assurances
EUR	100	4.25%, 06/05/2045 §	137
		Societe Generale
EUR	225	6.75%, 04/07/2049 §	312
			1,336
		Germany - 0.1%
		Commerzbank AG
	350	8.13%, 09/19/2023 §	411
		Muenchener Rueckversicherungs
GBP	100	6.63%, 05/26/2042 §	192
			603
		Hong Kong - 0.1%
		Hongkong (The) Land Finance Co., Ltd.
	165	4.50%, 10/07/2025	172
		Hutchison Whampoa International Ltd.
	232	6.00%, 10/28/2015 ■♠	242
		Li & Fung Ltd.
	168	5.25%, 05/13/2020 §	181
			595
		India - 0.1%
		ICICI Bank Ltd.
	275	5.75%, 11/16/2020 §	299
		Reliance Holdings USA, Inc.
	325	5.40%, 02/14/2022 §	352
			651

2

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 3.7% - (continued)
		Indonesia - 0.0%
		Adaro Indonesia PT
	$225	7.63%, 10/22/2019 §	$234

		Ireland - 0.1%
		Baggot Securities Ltd.
EUR	250	10.24%, 12/29/2049 §	362
		MTS International Funding Ltd.
	175	8.63%, 06/22/2020 §	202
			564
		Israel - 0.1%
		Teva Pharmaceuticals Finance LLC
	300	6.15%, 02/01/2036	356

		Italy - 0.2%
		Assicurazioni Generali S.p.A.
EUR	100	7.75%, 12/12/2042 §Δ	168
		Banca Popolare di Lodi Investors Trust III
EUR	175	6.74%, 06/29/2049	236
		Intesa Sanpaolo S.p.A.
EUR	200	9.50%, 10/29/2049 §	299
		UniCredit S.p.A.
EUR	175	9.38%, 07/29/2049 §	286
			989
		Japan - 0.1%
		Sumitomo Life Insurance Co.
	350	6.50%, 09/20/2073 §	412

		Kazakhstan - 0.1%
		HSBK Europe B.V.
	377	7.25%, 05/03/2017 §	408

		Luxembourg - 0.1%
		Gaz Capital S.A.
	225	9.25%, 04/23/2019 §	261
		VTB Capital S.A.
	294	6.88%, 05/29/2018 §	288
			549
		Mexico - 0.1%
		Banco Santander S.A.
	400	4.13%, 11/09/2022 §	405

		Netherlands - 0.3%
		Indosat Palapa Co. B.V.
	230	7.38%, 07/29/2020 §	246
		ING Bank N.V.
EUR	175	3.63%, 02/25/2026 §	246
	475	4.13%, 11/21/2023 §	484
		NN Group N.V.
EUR	150	4.63%, 04/08/2044 §	209
		Stichting AK Rabobank Certificaten
EUR	275	6.50%, 12/29/2049 §	404
			1,589
		Peru - 0.1%
		Banco de Credito del Peru/Panama
	391	5.38%, 09/16/2020 §	425

		Portugal - 0.0%
		Banco Espirito Santo S.A.
EUR	200	4.00%, 01/21/2019 §	238

		Qatar (State of) - 0.0%
		CBQ Finance Ltd.
	189	7.50%, 11/18/2019 ■	226

		Russia - 0.0%
		Gazprombank OJSC Via GPB Eurobond
	250	7.88%, 04/25/2018 §♠Δ	232

		Singapore - 0.1%
		DBS Bank Ltd.
	400	3.63%, 09/21/2022 §	413

		South Korea - 0.1%
		Korea Hydro & Nuclear Power Co., Ltd.
	225	4.75%, 07/13/2021 §	247
		Posco
	402	4.25%, 10/28/2020 ■	425
			672
		Spain - 0.2%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	400	7.00%, 12/29/2049 §	566
		Banco Santander S.A.
EUR	200	6.25%, 03/12/2049 §	276
		Bankia S.A.
EUR	200	4.00%, 05/22/2024 §Δ	262
			1,104
		Switzerland - 0.1%
		Credit Suisse AG
EUR	200	5.75%, 09/18/2025 §	298
		UBS AG
	275	4.75%, 05/22/2023 §	281
			579
		Thailand - 0.1%
		PTT plc
	300	3.38%, 10/25/2022 ■	288

		Turkey - 0.1%
		Yapi ve Kredi Bankasi
	275	4.00%, 01/22/2020 §	264

		United Arab Emirates - 0.1%
		DP World Ltd.
	200	6.85%, 07/02/2037 ■	223
		Taqa Abu Dhabi National Energy Co.
	138	5.88%, 10/27/2016 ■	152
			375
		United Kingdom - 0.3%
		Aviva plc
GBP	150	5.90%, 07/27/2020 ♠	264
		Barclays Bank plc
EUR	350	8.00%, 12/15/2049	506
		Lloyds Bank plc
	250	6.50%, 09/14/2020 §	291
		Royal Bank of Scotland Group plc
	275	6.13%, 12/15/2022	296

3

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 3.7% - (continued)
		United Kingdom - 0.3% - (continued)
		Standard Bank plc
	$130	8.13%, 12/02/2019 §	$153
		Vedanta Resources plc
	168	9.50%, 07/18/2018 §	194
			1,704
		Total Corporate Bonds
		(Cost $19,701)	$19,857

Foreign Government Obligations - 10.4%
		Brazil - 0.4%
		Brazil (Federative Republic of)
BRL	4,611	6.00%, 08/15/2022 ◄	$2,047

		Germany - 2.5%
		Germany (Federal Republic of)
EUR	9,776	0.10%, 04/15/2023 ◄	13,616

		Greece - 0.6%
		Greece (Republic of)
EUR	2,220	2.00%, 02/24/2028 - 02/24/2042 §	2,003
EUR	55,775	16.19%, 10/15/2042 ○	1,051
			3,054
		Italy - 1.2%
		Italy (Republic of)
EUR	1,339	2.10%, 09/15/2017 ◄§	1,889
EUR	1,551	2.55%, 09/15/2041 ◄§	2,151
EUR	1,700	4.75%, 05/01/2017	2,522
			6,562
		Japan - 1.3%
		Japan (Government of)
JPY	674,102	0.10%, 09/10/2023 ◄	7,103

		Mexico - 0.3%
		Mexico (United Mexican States)
MXN	10,585	4.50%, 11/22/2035 ◄	956
	426	6.05%, 01/11/2040	515
			1,471
		New Zealand - 1.7%
		New Zealand (Government of)
NZD	3,631	2.00%, 09/20/2025 ◄	2,966
NZD	2,255	3.00%, 09/20/2030 ◄	1,992
NZD	4,458	4.50%, 02/15/2016 ◄	3,926
			8,884
		Norway - 0.5%
		Norway (Kingdom of)
NOK	18,310	2.00%, 05/24/2023	2,864

		Portugal - 0.8%
		Portugal (Republic of)
EUR	1,525	3.85%, 04/15/2021 ■	2,153
EUR	1,250	4.75%, 06/14/2019 ■	1,871
			4,024
		South Korea - 0.7%
		Korea (Republic of)
KRW	4,015,740	1.13%, 06/10/2023 ◄	3,829
		Sweden - 0.4%
		Sweden (Kingdom of)
SEK	6,925	3.50%, 06/01/2022	1,162
SEK	4,964	3.50%, 12/01/2028 ◄	1,038
			2,200
		Total Foreign Government Obligations
		(Cost $52,976)	$55,654

U.S. Government Agencies - 3.6%
		United States - 3.6%
		FNMA
	$5	2.29%, 10/01/2022	$5
	5	2.44%, 01/01/2023	5
	300	2.50%, 08/15/2029 - 09/15/2029 ☼	301
	5	2.66%, 09/01/2022	5
	30	2.76%, 05/01/2021	30
	5	2.78%, 04/01/2022	5
	289	2.83%, 06/01/2022	291
	5	2.98%, 01/01/2022	5
	2,100	3.00%, 08/15/2044 ☼	2,058
	5	3.20%, 04/01/2022	5
	30	3.21%, 05/01/2023	31
	20	3.34%, 04/01/2024	21
	345	3.37%, 07/01/2025	354
	135	3.42%, 04/01/2024	140
	5	3.45%, 01/01/2024	5
	5	3.47%, 01/01/2024	5
	3,300	3.50%, 08/15/2044	3,362
	197	3.65%, 08/01/2023	208
	15	3.67%, 08/01/2023	16
	5	3.70%, 10/01/2023	5
	5	3.76%, 03/01/2024	5
	297	3.78%, 10/01/2023	317
	198	3.81%, 11/01/2023	212
	15	3.86%, 11/01/2023 - 12/01/2025	16
	20	3.87%, 10/01/2025	21
	30	3.89%, 05/01/2030	31
	25	3.93%, 10/01/2023	27
	10	3.96%, 05/01/2034	10
	5	3.97%, 05/01/2029	5
	4,900	4.00%, 08/15/2029 - 08/15/2044 ☼	5,158
	15	4.06%, 10/01/2028	16
	400	4.50%, 08/15/2044 - 09/15/2044 ☼	430
	400	5.00%, 08/15/2044 - 09/15/2044 ☼	441
	282	5.14%, 10/01/2024	322
	1,000	5.50%, 08/15/2044 ☼	1,109
	100	6.00%, 08/15/2044 ☼	113
	265	7.27%, 02/01/2031	334
			15,424
		GNMA
	1,000	3.50%, 08/15/2044 ☼	1,030
	1,600	4.50%, 08/15/2044 ☼	1,738
	1,000	6.00%, 08/15/2044 ☼	1,124
			3,892
		Total U.S. Government Agencies
		(Cost $19,320)	$19,316

4

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. Government Securities - 4.7%
	United States - 4.7%
	U.S. Treasury Bonds
$625	0.63%, 02/15/2043 ◄	$594
1,900	3.38%, 04/15/2032 ◄	3,684
		4,278
	U.S. Treasury Notes
20,025	0.13%, 04/15/2018 - 01/15/2023 ◄	20,906

	Total U.S. Government Securities
	(Cost $25,322)	$25,184

Common Stocks - 57.5%
	Australia - 1.3%
101	Beach Energy Ltd.	$158
31	Buru Energy Ltd. ●	24
14	Carsales.Com Ltd.	152
108	Challenger Financial Services Group Ltd.	800
20	Computershare Ltd.	244
37	Dexus Property Group REIT	41
79	Dick Smith Holdings Ltd. ●	148
26	Domino's Pizza Enterprises Ltd.	515
575	Evolution Mining Ltd.	410
10	Federation Centres	25
11	Goodman Group REIT	53
15	Karoon Gas Australia Ltd. ●	51
177	Kingsgate Consolidated Ltd.	148
337	Medusa Mining Ltd.	512
26	Mirvac Group REIT	43
590	Northern Star Resources Ltd.	934
17	NuFarm Ltd.	68
23	Oil Search Ltd.	199
38	Orora Ltd.	51
356	Regis Resources Ltd.	573
15	Scentre Group ●	47
19	Seek Ltd.	287
12	Stockland REIT	45
189	Treasury Wine Estates Ltd.	865
2	Westfield Corp. REIT	15
10	Woolworths Ltd.	328
		6,736
	Austria - 0.2%
55	Wienerberger AG	822
5	Zumbotel AG	106
		928
	Belgium - 0.3%
9	Ageas	317
6	Anheuser-Busch InBev N.V.	616
3	Anheuser-Busch InBev N.V. ADR	285
2	UCB S.A.	178
1	Umicore S.A.	30
		1,426
	Brazil - 0.7%
30	Ambev S.A.	209
63	Banco ABC Brasil S.A.	363
2	Banco ABC Brasil S.A. Rights	1
89	Banco do Estado do Rio Grande do Sul S.A.	457
57	BR Malls Participacoes S.A.	496
12	BRF Brasil Foods S.A. ADR	304
11	BRF S.A.	273
6	Cia de Saneamento Basico do Estado de Sao Paulo	51
10	Cosan Ltd.	116
49	Cyrela Brazil Realty S.A.	274
58	Itau Unibanco Banco Multiplo S.A. ADR	892
7	Minerva S.A. ●	34
18	Petroleo Brasileiro S.A. ADR	293
10	SLC Agricola S.A.	75
		3,838
	British Virgin Islands - 0.2%
77	Atlas Mara Co-Nvest Ltd. ⌂●†	844

	Canada - 2.1%
5	Agrium, Inc.	469
37	AuRico Gold, Inc.	151
295	Banro Corp. ●	73
3	BCE, Inc.	121
2	Bell Aliant, Inc.	49
19	Cameco Corp.	379
18	Canadian Imperial Bank of Commerce	1,695
37	Centerra Gold, Inc.	195
27	CHC Group Ltd. ●	193
—	Colossus Minerals, Inc. ●†	—
19	Continental Gold Ltd. ●	66
10	Continental Gold Ltd. Private Placement ●	35
3	Dream Industrial Real Estate Investment Trust	25
14	EcoSynthetix, Inc. ●	27
9	Enbridge, Inc.	425
18	First National Financial Corp.	379
24	Home Capital Group, Inc.	1,141
4	Imax Corp. ●	98
6	Imperial Oil Ltd.	297
2	Methanex Corp. ADR	149
39	National Bank of Canada ‡	1,760
46	Nevsun Resources Ltd.	175
12	Potash Corp. of Saskatchewan, Inc.	409
7	Quebecor, Inc.	177
75	Rubicon Minerals Corp. ●	111
4	Russel Metals, Inc.	126
12	Sandstorm Gold Ltd. ●	83
240	Semafo, Inc.	1,037
19	Sunopta, Inc. ●	231
2	Telus Corp.	80
2	Tourmaline Oil Corp. ●	102
29	Trican Well Service Ltd.	412
5	Veresen, Inc.	89
15	Western Energy Services Corp.	140
44	Yamana Gold, Inc.	372
		11,271
	Cayman Islands - 0.1%
10	Green Dragon Gas Ltd. ●	84
143	HC International, Inc. ●	307
175	Hilong Holdings Ltd.	98
		489
	Chile - 0.0%
1	Sociedad Quimica y Minera de Chile S.A. ADR	31

	China - 2.3%
29	21Vianet Group, Inc. ADR ●	800

5

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 57.5% - (continued)
	China - 2.3% - (continued)
520	Air China Ltd.	$317
4	Baidu, Inc. ADR ●	911
64	China Bluechemical Ltd.	33
59	China Shanshui Cement Group	21
270	China Unicom Ltd.	472
49	ChinaCache International Holdings Ltd. ADR ●	634
311	Dongfeng Motor Group Co., Ltd.	552
53	E-House China Holdings Ltd.	577
11	ENN Energy Holdings Ltd.	78
1,692	GOME Electrical Appliances Holdings Ltd.	286
723	Guangdong Investment Ltd.	811
1,067	Huabao International Holdings Ltd.	775
812	Intime Retail Group Co., Ltd.	757
—	JD.com, Inc. ●	13
475	Lenovo Group Ltd.	648
27	Longfor Properties	39
19	Mandarin Oriental International Ltd.	35
2,226	Maoye International Holdings	371
8	NetEase, Inc. ADR	645
51	New Oriental Education & Technology Group, Inc. ADR	996
7	NQ Mobile, Inc. ADR ●	46
726	PetroChina Co., Ltd.	941
48	Phoenix New Media Ltd. ADR ●	489
55	Ping An Insurance (Group) Co.	463
18	Sky-Mobi Ltd. ADR ●	113
307	Sunny Optical Technology Group	404
235	Zhaojin Mining Industry Co., Ltd.	146
		12,373
	Cyprus - 0.0%
1	QIWI plc ADR	51

	Denmark - 0.2%
7	DSV AS	206
1	Gronlandsbanken	111
75	Spar Nord Bank A/S	812
		1,129
	Egypt - 0.2%
820	Centamin plc ●	999

	Finland - 0.0%
4	Elisa Oyj	111
2	Kemira OYJ	30
2	Tikkurila Oyj	51
		192
	France - 2.7%
6	Aeroports de Paris	764
23	Air France ●	246
1	Arkema S.A.	56
41	AXA S.A.	936
20	BNP Paribas	1,308
8	Carrefour S.A.	290
1	Cie Generale d'Optique Essilor International S.A.	110
34	Compagnie De Saint-Gobain	1,630
57	Credit Agricole S.A.	768
—	Dassault Aviation S.A.	35
6	GDF Suez	164
—	Gecina S.A. REIT	27
109	Groupe Eurotunnel S.A.	1,447
4	Havas S.A.	32
6	Lafarge S.A.	459
1	Legrand S.A.	67
1	LVMH Moet Hennessy Louis Vuitton S.A.	218
2	Naturex	137
—	Norbert Dentressangle S.A.	44
6	Rexel S.A.	117
7	S.A. Des Ciments Vicat	533
1	Safran S.A.	84
12	Societe Generale Class A	620
70	Suez Environment S.A.	1,304
1	Technip S.A.	100
—	Unibail Rodamco REIT	107
30	Vallourec S.A.	1,348
23	Vinci S.A.	1,600
		14,551
	Germany - 1.6%
3	Bayerische Motoren Werke (BMW) AG	378
6	Baywa AG	277
1	Beiersdorf AG	129
1	Brenntag AG	173
1	Deutsche Annington Immobile	43
4	Deutsche Telekom AG	72
72	Deutsche Wohnen AG	1,563
7	E.On SE	133
22	Freenet AG	590
3	Gagfah S.A. ●	52
3	HeidelbergCement AG	190
8	Hornbach Holding AG	753
17	Leg Immobilien GmbH	1,169
1	Linde AG	159
13	Rheinmetall AG	801
21	Rhoen-Klinikum AG	661
21	ThyssenKrupp AG	604
37	TUI AG	519
		8,266
	Greece - 1.3%
94	Ellaktor S.A.	474
1,415	Eurobank Ergasias S.A. ●	634
139	EuroBank Properties REIT	1,772
81	Frigoglass S.A. ●	381
107	Hellenic Telecommunications Organization S.A.	1,473
102	Opap S.A.	1,665
299	Piraeus Bank S.A. ●	629
10	Tsakos Energy Navigation Ltd.	72
		7,100
	Hong Kong - 2.2%
61	AAC Technologies Holdings, Inc.	363
83	AIA Group Ltd.	446
287	Asian Citrus Holdings Ltd.	62
25	ASM Pacific Technology Ltd.	266
287	Baoxin Automotive Group Ltd.	231
4	Cheung Kong Holdings Ltd.	69
17	Cheung Kong Infrastructure Holdings Ltd.	117
763	China Lesso Group Holdings Ltd.	449
59	China Merchants Holdings International Co., Ltd.	199
890	China Resources Cement	643
22	China Resources Enterprise	66
170	China Resources Gas Group LT	535
291	China Resources Land Ltd.	678

6

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 57.5% - (continued)
	Hong Kong - 2.2% - (continued)
114	Fosun International	$144
164	Goldpac Group Ltd.	156
7	Great Eagle Holdings Ltd.	24
67	Hong Kong & China Gas Co., Ltd.	146
1,344	Huadian Fuxin Energy Corp. Ltd.	684
228	Ju Teng International Holdings	152
41	Kunlun Energy Co., Ltd.	69
78	Lifestyle International Holdings Ltd.	151
4	Lifestyle Properties Development Ltd. ●	—
2	Link (The) REIT	10
3	Luye Pharma Group Ltd. ●	3
177	MGM China Holdings Ltd.	647
618	Mongolian Mining Corp. ●	45
44	Nine Dragons Paper Holdings	36
811	Pacific Basin Ship	489
29	Phoenix Healthcare Group Co., Ltd.	42
150	Samsonite International S.A.	464
83	Sands China Ltd.	607
157	Shanghai Industrial Holdings Ltd.	523
65	Sinopec Engineering (Group) Co., Ltd.	74
366	Skyworth Digital Holdings Ltd.	181
172	TCL Communication Technology Holdings	214
140	Tencent Holdings Ltd.	2,270
1,500	Tongda Group Holdings Ltd.	214
758	Xingda International Holdings	304
		11,773
	India - 0.3%
14	Bharti Airtel Ltd. ●	86
2	Container Corp. of India Ltd. ●	47
12	HCL Technologies Ltd.	319
26	Idea Cellular Ltd. ●	68
55	ITC Ltd.	322
13	Reliance Industries Ltd.	213
16	Tata Consultancy Services Ltd.	668
		1,723
	Indonesia - 0.0%
247	Bank Tabungan Pensiunan Nasional Tbk ●	88

	Ireland - 1.2%
1	Allegion plc	42
241	C&C Group plc	1,366
3	Covidien plc	296
56	CRH plc ‡	1,315
20	Greencore Group plc	91
302	Hibernia REIT plc ●	426
29	Kingspan Group plc	496
8	Paddy Power plc	559
12	Ryanair Holdings plc ADR ●	644
43	Smurfit Kappa Group plc	938
		6,173
	Israel - 0.9%
11	Azrieli Group	346
64	Bezeq Israeli Telecommunication Corp., Ltd.	119
22	Delek Automotive Systems Ltd.	225
164	Harel Insurance Investements	956
1	Israel Corp., Ltd. ●	473
277	Israel Discount Bank ●	482
67	Mizrahi Tefahot Bank Ltd.	845
20	Teva Pharmaceutical Industries Ltd. ADR	1,070
		4,516
	Italy - 0.8%
13	Banca Generali S.p.A.	359
14	Beni Stabili S.p.A.	12
31	De'Longhi S.p.A.	669
12	DiaSorin S.p.A.	485
42	Enel Green Power S.p.A.	117
110	FinecoBank Banca Fineco S.p.A. ●	579
71	Finmeccanica S.p.A.	653
74	Pirelli & Co. S.p.A. ‡	1,100
35	Salini Impregilo S.p.A	159
14	Snam S.p.A.	84
9	World Duty Free S.p.A. ●	106
		4,323
	Japan - 4.7%
13	Aisin Seiki Co., Ltd.	493
15	Amada Co., Ltd.	146
29	Anritsu Corp.	272
7	Asahi Diamond Industrial Co., Ltd.	105
6	Asahi Group Holdings Ltd.	176
7	Asahi Kasei Corp.	55
7	Astellas Pharma, Inc.	93
5	Cookpad, Inc.	130
15	Credit Saison Co., Ltd.	289
9	CyberAgent, Inc.	302
20	Daifuku Co., Ltd.	280
8	Daiichi Sankyo Co., Ltd.	136
—	Daito Trust Construction Co., Ltd.	38
12	Denso Corp.	563
4	Dentsu, Inc.	150
6	Digital Garage, Inc.	99
9	DMG Mori Seiki Co., Ltd.	116
6	DTS Corp.	126
3	Eisai Co., Ltd.	119
6	Fuji Media Holdings, Inc.	101
5	Fuji Photo Film Co., Ltd.	147
7	GMO Payment Gateway, Inc.	330
23	Hitachi Metals Ltd.	377
—	Industrial & Infrastructure Fund Investment Corp. REIT	35
11	Infomart Corp.	224
22	Inpex Corp.	330
5	Iriso Electronics Co., Ltd.	315
73	Isuzu Motors Ltd.	507
32	Japan Display, Inc. ●	180
18	Japan Radio Co., Ltd.	75
7	JSR Corp.	114
21	Kakaku.com, Inc.	350
4	Kansai Electric Power Co., Inc.	32
14	KDDI Corp.	804
30	Kirin Brewery Co., Ltd.	425
8	Kubota Corp.	106
82	Leopalace21 Corp. ●	366
25	M3, Inc.	397
69	Makino Milling Machine Co.	559
7	Mimaki Engineering Co., Ltd.	85
6	Mitsubishi Chemical Holdings	28
5	Mitsubishi Electric Corp.	66
16	Mitsubishi Estate Co., Ltd.	381

7

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 57.5% - (continued)
	Japan - 4.7% - (continued)
66	Mitsubishi Gas Chemical Co.	$429
10	Mitsubishi Heavy Industries Ltd.	65
105	Mitsubishi Materials Corp.	382
195	Mitsubishi UFJ Financial Group, Inc.	1,150
11	Mitsui Chemicals, Inc.	30
5	Mitsui Fudosan Co., Ltd.	162
116	Mitsui O.S.K. Lines Ltd.	430
5	Nidec Corp.	302
8	Nippon Ceramic Co., Ltd.	121
3	Nippon Paint Co., Ltd	69
4	Nippon Shokubai Co., Ltd.	51
12	Nippon Telegraph & Telephone Corp.	772
4	Nippon Telegraph & Telephone Corp. ADR	143
27	Nippon Television Network Corp.	454
35	Nissan Motor Co., Ltd.	341
9	NSD Co., Ltd.	129
13	NTT DoCoMo, Inc.	229
4	Obara Group, Inc.	155
17	OBIC Co., Ltd.	600
14	Okuma Corp.	129
2	Olympus Corp.	68
1	Ono Pharmaceutical Co., Ltd.	76
—	ORIX JREIT, Inc.	43
5	PanaHome Corp.	36
57	Rakuten, Inc.	746
3	Roland Corp.	105
5	Sata Holdings, Corp.	136
16	Seino Holdings Corp.	170
7	Seven & I Holdings Co., Ltd.	283
14	Shikoku Electric Power Co.	178
1	Shin-Etsu Chemical Co., Ltd.	82
12	Shionogi & Co., Ltd.	259
55	Sony Financial Holdings, Inc.	901
4	Start Today Co., Ltd.	109
4	Sumisho Computer Systems Corp.	106
17	Sumitomo Mitsui Financial Group, Inc.	709
3	Sumitomo Realty & Development Co., Ltd.	107
1	Sysmex Corp.	29
55	T&D Holdings, Inc.	692
15	Tachi-S Co., Ltd.	245
6	TDK Corp.	264
5	THK Co., Ltd.	123
17	Tokio Marine Holdings, Inc.	519
13	Tokyo Gas Co., Ltd.	75
16	Tokyo Ohka Kogyo Co., Ltd.	381
164	Toshiba Corp.	729
12	Toyota Industries Corp.	561
5	Toyota Motor Corp.	313
9	Tsugami Corp.	46
4	Tsuruha Holdings, Inc.	235
4	TV Asahi Holdings Corp.	62
2	V-cube, Inc. ●	60
129	Yahoo! Japan Corp.	584
2	Zuiko Corp.	102
		25,299
	Jersey - 0.1%
39	Glencore plc	234
3	Randgold Resources Ltd. ADR	280
		514

	Kenya - 0.0%
330	Safaricom Ltd.	46

	Luxembourg - 0.2%
16	Braas Monier Building Group ●	431
5	Intelsat S.A. ●	87
4	Nielsen N.V.	163
5	SES Global	197
4	SES Global S.A.	134
		1,012
	Malaysia - 0.3%
1,789	AirAsia Berhad	1,363
282	MY EG Services BHD	254
		1,617
	Mauritius - 0.1%
48	MCB Group Ltd.	336
9,740	State Bank of Mauritius Ltd.	342
		678
	Mexico - 0.0%
8	Concentradora Fibra Hotelera	14
7	Corporacion Inmobiliaria Vesta S. de RL de C.V.	16
9	Mexichem S.A.B. de C.V.	35
10	Prologis Property Mexico S.A. ●	21
		86
	Netherlands - 1.8%
16	Akzo Nobel N.V.	1,142
1	ASML Holding N.V.	140
74	Delta Lloyd N.V.	1,711
9	Heineken N.V.	633
—	IMCD Group B.V. ●	8
233	ING Groep N.V. ●	3,026
60	Koninklijke (Royal) KPN N.V. ●	190
10	NXP Semiconductors N.V. ●	623
19	Royal Dutch Shell plc	782
46	Wolters Kluwer N.V.	1,281
		9,536
	Norway - 0.6%
29	DNB ASA	511
25	DNO International ASA ●	85
71	SpareBank 1 SR Bank ASA	653
213	Storebrand ASA	1,181
11	Telenor ASA	246
5	Yara International ASA	244
		2,920
	Panama - 0.0%
3	Avianca Holdings S.A. ADR	54

	Papua New Guinea - 0.0%
7	New Britain Palm Oil Ltd.	58

	Peru - 0.2%
65	Compania De Minas Buenaventur ADR	760

	Philippines - 0.1%
299	Metropolitan Bank & Trust Co.	588
1	Philippine Long Distance Telephone Co. ADR	75
41	Robinsons Land Corp.	21
		684
	Poland - 0.0%
41	Polskie Gornictwo Naftowe I ●	63

8

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 57.5% - (continued)
	Poland - 0.0% - (continued)
13	TVN S.A. ●	$57
		120
	Portugal - 0.0%
12	Galp Energia SGPS S.A.	206

	Puerto Rico - 0.0%
2	Evertec, Inc.	54

	Romania - 0.0%
3	Electrica S.A. ■●	34

	Russia - 0.0%
3	Uralkali GDR §	57

	Singapore - 1.2%
26	ARA Asset Management	35
150	Ascendas REIT	279
41	Bumitama Agri Ltd.	41
535	Capitacommercial Trust REIT	713
28	First Resources Ltd.	50
—	Hutchinson Port Holdings Trust	—
336	Keppel REIT	342
185	Mapletree Commercial Trust REIT	207
193	Mapletree Industries REIT	216
120	Mapletree Logistics Trust REIT	113
36	Petra Foods Ltd.	114
323	Singapore Exchange Ltd.	1,820
2	SunEdison Semiconductor Ltd. ●	26
157	Suntec REIT	225
99	United Overseas Bank Ltd.	1,913
79	Wilmar International Ltd.	207
		6,301
	South Africa - 0.2%
113	Discovery Ltd.	986

	South Korea - 2.5%
47	BS Financial Group, Inc.	748
1	CJ Korea Express Corp. ●	75
4	Coway Co., Ltd.	320
44	DGB Financial Group, Inc.	720
6	Doosan Corp.	682
10	Doosan Heavy Industrions and Construction Co.	304
2	Eo Technics Co., Ltd.	140
9	Eugene Technology Co., Ltd.	143
30	Hana Financial Holdings	1,196
25	Hynix Semiconductor, Inc.	1,081
3	Hyundai Department Store Co., Ltd.	443
12	Hyundai Development Co.	449
8	Hyundai Home Shopping Network Corp.	1,219
4	Kia Motors Corp.	247
7	Koh Young Technology, Inc.	189
2	Kona I Co., Ltd.	66
43	Korea Electric Power Corp.	1,763
—	LG Chem Ltd.	71
68	LG Telecom Ltd.	621
5	Mobilians Co., Ltd.	57
40	Nice Information Service Co., Ltd.	132
3	Posco ADR	225
3	Posco Ltd.	1,084
9	Shinhan Financial Group Co., Ltd.	421
3	SK Telecom Co., Ltd.	821
4	Suprema, Inc. ●	106
		13,323
	Spain - 0.8%
3	Almirall S.A.	46
17	Amadeus IT Holding S.A. Class A	669
93	Distribuidora Internacional de Alimentacion S.A.	773
3	Endesa S.A.	104
121	Iberdrola S.A.	897
3	Repsol S.A.	77
17	Tecnicas Reunidas S.A.	963
39	Telefonica S.A.	633
		4,162
	Sweden - 0.2%
1	Arcam AB ●	30
10	Avanza Bank Holding AB	336
5	Billerud	68
21	Boliden Ab	341
2	Fastighets AB Balder ●	31
8	Hennes & Mauritz Ab	328
10	Telia Ab	74
1	Wihlborgs Fastigheter A.B.	22
		1,230
	Switzerland - 1.3%
1	Actelion Ltd.	75
3	Allreal Holding AG REIT	372
14	Coca-Cola HBC AG	336
2	Compagnie Financiere Richemont S.A.	147
47	EFG International AG ●	563
1	Flughafen Zuerich AG	553
34	Gategroup Holding AG	849
2	Geberit AG	658
18	Julius Baer Group Ltd.	743
2	Mobimo Holding AG	376
5	PSP Swiss Property AG	472
1	Roche Holding AG	149
6	Swiss Prime Site AG	468
—	Swisscom AG	126
1	Syngenta AG	332
34	UBS AG	582
		6,801
	Taiwan - 2.5%
44	Advantech Co., Ltd.	340
19	AIC, Inc. ●	110
44	AirTac International Group	409
168	Asia Cement Corp.	233
12	ASPEED Technology, Inc.	95
44	Catcher Technology Co., Ltd.	361
121	Cheng Shin Rubber Industries Co., Ltd.	304
37	China Motor Corp.	35
684	China Petrochemical Dev Corp.	278
10	China Steel Chemical Corp.	64
342	China Steel Corp. ●	295
76	Chroma Ate, Inc.	201
95	Delta Electronics, Inc.	647
21	Dynacolor, Inc.	52
67	Elan Microelectronics Corp.	109
8	Ememory Technology, Inc.	70

9

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 57.5% - (continued)
	Taiwan - 2.5% - (continued)
161	Evergreen Marine Corp., Ltd.	$93
163	Far Eastern New Century Corp.	182
11	Feng Hsin Iron & Steel Co.	15
11	Giant Manufacturing	93
8	Hermes Microvision, Inc.	312
11	Hiwin Technologies Corp.	118
61	Holtek Semiconductor, Inc.	119
19	ISSC Technologies Corp.	85
21	King Slide Works Co., Ltd. ●	278
149	King Yuan Electronics Co., Ltd.	122
80	Kinik Co.	215
7	Largan Precision Co., Ltd.	549
33	LCY Chemical Corp.	27
44	MediaTek, Inc.	681
26	Merida Industry Co., Ltd.	202
49	Nan Kang Rubber Tire Co., Ltd.	57
61	Oriental Union Chemical Corp.	61
31	Pchome Online, Inc. ●	318
117	Pou Chen	131
81	Primax Electronics Ltd.	124
80	Promise Technology, Inc.	104
97	Ruentex Industries Ltd.	245
41	Scinopharm Taiwan Ltd.	99
11	Senao Networks, Inc. ●	67
33	Silergy Corp.	276
66	Sonix Technology Co., Ltd	113
31	Sporton International, Inc.	148
42	Standard Foods Corp. ●	120
111	Synnex Technology International Corp.	173
178	Taiwan Cement	265
77	Taiwan Fertilizer Co., Ltd	157
27	Taiwan Glass Industries Corp.	24
14	Taiwan Liposome Co., Ltd. ●	113
623	Taiwan Semiconductor Manufacturing Co., Ltd.	2,498
120	TECO Electric & Machinery Co., Ltd.	152
32	TSRC Corp.	47
41	Tung Ho Steel Enterprise Corp. ●	36
197	Uni-President Enterprises Corp.	376
176	Vanguard International Semiconductor Corp.	252
305	WPG Holdings Co., Ltd. ●	405
90	WT Microelectronics Co., Ltd.	122
98	Yageo Corp.	66
82	Yulon Motor Co.	134
5	Yulon Nissan Motor Co., Ltd.	62
		13,439
	Thailand - 0.0%
160	Precious Shipping Public Co., Ltd.	118
30	Total Access Communication Public Co., Ltd.	97
		215
	Turkey - 0.1%
7	Turkcell Iletisim Hizmetleri AS ●	115
357	Turkiye Sinai Kalkinma Bankasi A.S.	317
		432
	United Kingdom - 3.3%
105	African Barrick Gold Ltd.	462
3	Al Noor Hospitals Group	52
6	Anglo American plc	152
21	AstraZeneca plc ‡	1,546
5	AstraZeneca plc ADR	344
312	Balfour Beatty plc	1,255
30	BG Group plc	593
6	BHP Billiton plc	213
4	Big Yellow Group REIT	35
39	BP plc	320
9	British American Tobacco plc	548
25	British Sky Broadcasting Group plc	375
200	Cairn Energy plc ●	594
9	Carphone Warehouse Group plc	52
1	Derwent London plc REIT	36
14	Diageo Capital plc	427
3	Great Portland Est	30
5	Hammerson plc REIT	47
8	Hargreaves Lansdown plc	145
36	Home Retail Group	100
51	HSBC Holdings plc	545
10	Imperial Tobacco Group plc	424
256	Intu Properties plc	1,417
4	Liberty Global plc ●	152
76	Liberty Global plc Class C ●	3,041
42	Marks & Spencer Group plc	307
17	National Grid plc	243
6	NMC Health plc	47
40	Ophilr Energy plc ●	146
10	PureCircle Ltd. ●	107
198	Qinetiq Group plc	689
10	Reed Elsevier Capital, Inc.	163
3	Rio Tinto plc	161
4	SABMiller plc	221
66	Segro plc REIT	395
5	Smith & Nephew plc	93
10	Spire Healthcare Group plc ●	35
65	Standard Chartered plc ‡	1,352
17	Tate & Lyle plc	182
12	Tullow Oil plc	149
4	Unite Group plc	30
8	United Business Media Ltd.	84
—	Vodafone Group plc	—
—	Whitbread plc	35
10	WPP plc	199
		17,543
	United States - 18.7%
3	Abbott Laboratories	122
2	Acadia Healthcare Co., Inc. ●	91
4	Accenture plc	298
185	ACCO Brands Corp. ●‡	1,225
1	Acorda Therapeutics, Inc. ●	35
3	Actavis plc ●	536
14	Activision Blizzard, Inc.	310
—	Acuity Brands, Inc.	41
14	Adecoagro S.A. ●	135
35	Advance Automotive Parts, Inc. ╦	4,298
4	AECOM Technology Corp. ●	134
2	Aetna, Inc.	124
2	AGCO Corp.	92
1	Agilent Technologies, Inc.	66
5	Akamai Technologies, Inc. ●	295
285	Alacer Gold Corp.	651
5	Alkermes plc ●	227
5	Alleghany Corp. ●‡	2,268
21	Allegheny Technologies, Inc.	787

10

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 57.5% - (continued)
	United States - 18.7% - (continued)
1	Alliance Data Systems Corp. ●	$327
2	Alliant Energy Corp.	100
1	Alnylam Pharmaceuticals, Inc. ●	50
16	Altria Group, Inc.	631
4	Amazon.com, Inc. ●	1,116
9	American Airlines Group, Inc.	349
1	American Tower Corp. REIT	53
3	AMETEK, Inc.	131
2	Anadarko Petroleum Corp.	175
3	Apache Corp.	268
16	Apple, Inc.	1,534
10	Applied Materials, Inc.	204
7	Archer-Daniels-Midland Co.	303
22	Arena Pharmaceuticals, Inc. ●	101
8	Aruba Networks, Inc. ●	141
—	athenahealth, Inc. ●	52
3	Athlon Energy, Inc. ●	159
2	Automatic Data Processing, Inc.	180
—	AutoZone, Inc. ●	220
2	Auxilium Pharmaceuticals, Inc. ●	40
1	AvalonBay Communities, Inc. REIT	89
1	AVIV REIT, Inc.	22
5	Baker Hughes, Inc.	360
9	Ball Corp.	548
42	Belden, Inc. ╦	2,822
1	Biogen Idec, Inc. ●	254
36	Bizlink Holding, Inc.	142
1	Bizlink Holding, Inc. Rights ●	—
1	Boeing Co.	152
2	Boise Cascade Co. ●	66
1	Boston Properties, Inc. REIT	65
14	Boston Scientific Corp. ●	173
16	Bristol-Myers Squibb Co.	815
2	Brown-Forman Corp.	194
3	Bunge Ltd. Finance Corp.	253
1	Cabot Corp.	42
8	Cabot Oil & Gas Corp.	269
—	CACI International, Inc. Class A ●	26
2	Cadence Design Systems, Inc. ●	42
1	Cardinal Health, Inc.	97
2	Cardtronics, Inc. ●	77
38	Carlisle Cos., Inc. ╦	3,066
3	Caterpillar, Inc.	281
2	Celanese Corp.	99
2	Celgene Corp. ●	176
1	CF Industries Holdings, Inc.	170
2	Charter Communications, Inc. ●	355
3	Chevron Corp.	385
2	Churchill Downs, Inc.	159
1	CIGNA Corp.	106
1	Cimarex Energy Co.	144
5	Cisco Systems, Inc.	137
20	Citigroup, Inc.	956
6	Cobalt International Energy, Inc. ●	102
8	Cognizant Technology Solutions Corp. ●	409
4	Colfax Corp. ●	278
4	Colgate-Palmolive Co.	235
8	Comcast Corp. Class A	441
4	Comcast Corp. Special Class A	223
4	ConAgra Foods, Inc.	109
4	Consol Energy, Inc.	147
4	Costco Wholesale Corp.	415
14	Coty, Inc.	243
2	Cousins Properties, Inc. REIT	30
1	Covance, Inc. ●	43
7	Covenant Transport ●	84
2	Crown Holdings, Inc. ●	108
44	CST Brands, Inc. ‡	1,487
1	Cubist Pharmaceuticals, Inc. ●	61
—	Curtis-Wright Corp.	29
7	CVS Caremark Corp.	551
3	Danaher Corp. ╦	255
11	Deltic Timber Corp.	670
2	DirecTV ●	133
5	Dollar Tree, Inc. ●	258
25	Dorian LPG Ltd. ●	495
2	Douglas Emmett, Inc. REIT	55
1	Dover Corp.	94
4	Dow Chemical Co.	206
2	DreamWorks Animation SKG, Inc. ●	47
4	DSW, Inc.	107
3	Duke Energy Corp.	205
—	EastGroup Properties, Inc. REIT	30
2	Eaton Corp. plc	144
5	eBay, Inc. ●	262
3	Education Realty Trust, Inc. REIT	30
7	Eli Lilly & Co.	453
2	Energen Corp.	130
4	Envision Healthcare Holdings ●	127
2	EOG Resources, Inc.	244
2	Equifax, Inc. ●	183
1	Equity Lifestyle Properties, Inc. REIT	44
37	ERA Group, Inc. ●	981
—	Essex Property Trust, Inc. REIT	89
1	Euronet Worldwide, Inc. ●	65
12	Exelixis, Inc. ●	48
2	Express Scripts Holding Co. ●	106
1	Extra Space Storage, Inc. REIT	30
3	Exxon Mobil Corp.	316
3	F5 Networks, Inc. ●	292
8	Facebook, Inc. ●	554
5	Federal Agricultural Mortgage Corp.	156
—	Federal Realty Investment Trust REIT	42
2	FedEx Corp.	329
9	Financial Engines, Inc.	344
4	First Solar, Inc. ●	252
68	Fiserv, Inc. ●╦	4,202
3	Five Below, Inc. ●	126
20	Ford Motor Co.	335
2	Forest City Enterprises, Inc. REIT ●	38
8	Freescale Semiconductor Holdings Ltd. ●	164
38	GATX Corp. ╦	2,363
20	General Electric Co.	492
4	General Growth Properties, Inc. REIT	86
1	Genesee & Wyoming, Inc. Class A ●	126
9	Genpact Ltd. ●	158
47	Genworth Mortgage Insurance Australia Ltd. ●	151
5	Gilead Sciences, Inc. ●	455
185	Golden Star Resources Ltd. ●	100
1	Google, Inc. Class A ●	653

11

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 57.5% - (continued)
	United States - 18.7% - (continued)
1	Google, Inc. Class C ●	$326
59	Graphic Packaging Holding Co. ●	714
3	Halliburton Co.	189
7	Harley-Davidson, Inc.	446
5	HCA Holdings, Inc. ●	295
1	Health Care REIT, Inc.	91
1	Healthcare Trust of America, Inc. REIT	15
5	Heartland Payment Systems, Inc.	214
1	Heico Corp. Class A	28
5	Hewlett-Packard Co.	189
143	Higher One Holdings, Inc. ●	599
2	Hilton Worldwide Holdings, Inc. ●	47
1	Hologic, Inc. ●	33
17	Home Inns & Hotels Management, Inc. ●	615
3	Honeywell International, Inc.	251
1	Hospira, Inc. ●	61
3	HSN, Inc.	148
2	Huron Consulting Group, Inc. ●	144
3	IDEX Corp.	199
3	Illinois Tool Works, Inc.	235
2	Immunogen, Inc. ●	18
3	IMS Health Holdings, Inc. ●	70
1	Incyte Corp. ●	68
2	Ingersoll-Rand plc	142
5	Ingredion, Inc.	401
24	Intel Corp.	815
8	International Paper Co.	364
1	International Rectifier Corp. ●	29
5	Ironwood Pharmaceuticals, Inc. ●	69
1	J.B. Hunt Transport Services, Inc.	110
1	Jacobs Engineering Group, Inc. ●	58
3	Johnson & Johnson	307
6	JP Morgan Chase & Co.	370
1	Kansas City Southern	125
3	Kate Spade & Co. ●	109
6	KBR, Inc.	123
1	Kellogg Co.	87
1	Kennedy-Wilson Holdings, Inc.	29
—	Kilroy Realty Corp. REIT	30
2	Kite Realty Group Trust REIT	15
4	Kraft Foods Group, Inc.	196
2	Las Vegas Sands Corp.	164
1	Lockheed Martin Corp.	144
5	Lorillard, Inc.	285
4	Louisiana-Pacific Corp. ●	56
14	Lowe's Cos., Inc.	667
1	LyondellBasell Industries Class A	146
4	MasterCard, Inc.	326
89	Mattel, Inc.	3,150
5	Mavenir Systems, Inc. ●	54
73	Maxim Integrated Products, Inc.	2,132
2	McKesson Corp.	332
1	MeadWestvaco Corp.	52
4	Medicines Co. ●	84
4	Medtronic, Inc.	270
9	Merck & Co., Inc.	531
32	Micros Systems, Inc. ●‡	2,170
13	Microsoft Corp.	579
1	MKS Instruments, Inc.	29
18	Mondelez International, Inc.	650
11	Monsanto Co. ‡	1,192
6	Monster Beverage Corp. ●	378
—	Moog, Inc. Class A ●	27
6	Mosaic Co.	265
12	MRC Global, Inc. ●	318
2	Mylan, Inc. ●	121
1	National Oilwell Varco, Inc.	59
1	Netflix, Inc. ●	275
4	NextEra Energy, Inc.	356
1	Nimble Storage, Inc. ●	21
5	Norfolk Southern Corp.	516
3	Northeast Utilities	135
1	Northrop Grumman Corp.	113
3	Norwegian Cruise Line Holdings Ltd. ●	113
—	NOW, Inc. ●	6
5	NPS Pharmaceuticals, Inc. ●	146
3	NRG Energy, Inc.	104
3	Nu Skin Enterprises, Inc. Class A	163
4	Nuverra Environmental Solutions, Inc. ●	68
5	OGE Energy Corp.	162
5	Omnova Solutions, Inc. ●	41
1	Orbital Sciences Corp. ●	30
2	Owens-Illinois, Inc. ●	61
1	Panera Bread Co. Class A ●	116
2	Pattern Energy Group, Inc.	55
6	Patterson-UTI Energy, Inc.	197
3	Pentair plc	213
31	Performant Financial Corp. ●	295
1	PG&E Corp.	44
3	Philip Morris International, Inc.	284
2	Phillips 66	176
2	Physicians Realty Trust	23
1	Pioneer Natural Resources Co.	274
31	Post Holdings, Inc. ●	1,383
1	Power Integrations, Inc.	76
—	Precision Castparts Corp.	111
—	Priceline (The) Group, Inc. ●	516
—	Public Storage REIT	69
3	Quintiles Transnational Holdings ●	162
1	Ralph Lauren Corp.	175
1	Raytheon Co.	91
2	Regeneron Pharmaceuticals, Inc. ●	534
1	Retail Opportunity Investments Corp. REIT	22
1	RLJ Lodging Trust REIT	37
3	Rock Tenn Co. Class A	290
1	Rogers Corp. ●	62
3	Ross Stores, Inc.	194
2	Salesforce.com, Inc. ●	132
—	Salix Pharmaceuticals Ltd. ●	33
45	Santander Consumer USA Holdings, Inc.	863
2	Schlumberger Ltd.	188
211	Scorpio Tankers, Inc.	1,979
15	Seacor Holdings, Inc. ●	1,133
1	Seattle Genetics, Inc. ●	48
—	Sherwin-Williams Co.	93
1	Signet Jewelers Ltd.	102
2	Silicon Laboratories, Inc. ●	64
1	Simon Property Group, Inc. REIT	125
1	SL Green Realty Corp. REIT	72
4	Southwestern Energy Co. ●	152

12

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 57.5% - (continued)
	United States - 18.7% - (continued)
13	Spirit Aerosystems Holdings, Inc. ●	$431
1	Spirit Realty Capital, Inc.	16
4	Sprouts Farmers Markets, Inc. ●	118
3	St. Jude Medical, Inc.	170
3	Starbucks Corp.	271
1	Starwood Hotels & Resorts, Inc.	44
1	Stratasys Ltd. ●	103
2	Stryker Corp.	135
—	Taubman Centers, Inc. REIT	32
3	Tempur Sealy International, Inc. ●	144
13	Textron, Inc.	464
2	Time Warner, Inc.	165
4	TJX Cos., Inc.	230
4	Trimble Navigation Ltd. ●	118
6	Tuesday Morning Corp. ●	100
2	Tyson Foods, Inc. Class A	61
1	Uber Technologies, Inc. ⌂●†	64
1	UDR, Inc. REIT	36
21	United Continental Holdings, Inc. ●	984
3	United Technologies Corp.	271
1	UnitedHealth Group, Inc.	109
5	UTI Worldwide, Inc. ●	52
4	Verizon Communications, Inc.	179
2	Vertex Pharmaceuticals, Inc. ●	191
2	Visa, Inc.	511
5	Wabash National Corp. ●	70
3	Walgreen Co.	184
8	Walt Disney Co.	696
56	Wells Fargo & Co.	2,872
1	WESCO International, Inc. ●	115
2	Western Digital Corp.	153
1	Westlake Chemical Corp.	56
—	WEX, Inc. ●	39
1	Weyerhaeuser Co. REIT	16
3	Wyndham Worldwide Corp.	250
30	XL Group plc	976
1	Xoom Corp. ●	14
1	Zimmer Holdings, Inc.	84
24	Zions Bancorporation	701
10	Zoetis, Inc.	321
2	Zulily, Inc. ●	77
		99,502
	Total Common Stocks
	(Cost $274,313)	$306,489

Exchange Traded Funds - 3.8%
	United States - 3.8%
61	Market Vectors Gold Miners ETF	$1,587
638	PowerShares Senior Loan Portfolio	15,704
57	SPDR Barclays Convertible Securities ETF	2,809
		20,100
	Total Exchange Traded Funds
	(Cost $20,743)	$20,100

Preferred Stocks - 0.2%
	Germany - 0.2%
6	Volkswagen AG N.V.	$1,291

	Total Preferred Stocks
	(Cost $1,348)	$1,291

Warrants - 0.1%
	British Virgin Islands - 0.0%
77	Atlas Mara Co-Nvest Ltd. ⌂†	$115

	China - 0.0%
28	Hangzhou HIK-Vision Digital-A Technology Co., Ltd. ⌂	85

	Greece - 0.1%
114	Alpha Bank A.E.	231
87	Piraeus Bank S.A. ●	95
		326

	Total Warrants
	(Cost $463)	$526

	Total Long-Term Investments Excluding Purchased Options
	(Cost $437,115)	$471,356

Short-Term Investments - 11.8%
	Repurchase Agreements - 11.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $7,808, collateralized by GNMA 4.00%, 2044, value of $7,964)
$7,808	0.08%, 7/31/2014	$7,808
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$3,044, collateralized by FHLMC 2.00% -
3.50%, 2023 - 2043, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00%, 2043, value of
	$3,105)
3,044	0.08%, 7/31/2014	3,044
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$6,529, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $6,660)
6,529	0.07%, 7/31/2014	6,529
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $8,752, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $8,927)
8,752	0.06%, 7/31/2014	8,752

13

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 11.8% - (continued)
	Repurchase Agreements - 11.8% - (continued)
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $6,487, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.75% - 3.38%, 2018 - 2023, value of
	$6,617)
$6,487	0.06%, 7/31/2014		$6,487
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $8,024, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $8,185)
8,024	0.09%, 7/31/2014		8,024
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $4,779, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% - 4.25%, 2015 - 2018, value of
	$4,875)
4,779	0.07%, 7/31/2014		4,779
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$17,284, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $17,630)
17,284	0.08%, 7/31/2014		17,284
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $179, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $184)
179	0.07%, 7/31/2014		179
			62,886
	Total Short-Term Investments
	(Cost $62,886)		$62,886

	Total Investments Excluding Purchased Options
	(Cost $500,001)	100.1%	$534,242
	Total Purchased Options
	(Cost $443)	0.1%	336
	Total Investments
	(Cost $500,444) ▲	100.2%	$534,578
	Other Assets and Liabilities	(0.2)%	(1,048)
	Total Net Assets	100.0%	$533,530

14

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2014, the Fund invested 2.0% of its total assets in the Subsidiary.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $503,301 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$49,512
Unrealized Depreciation	(18,235)
Net Unrealized Appreciation	$31,277

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2014, the aggregate value of these securities was $1,023, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $12,267, which represents 2.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $21,975, which represents 4.1% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
12/2013	77	Atlas Mara Co-Nvest Ltd. Warrants	$1
12/2013	77	Atlas Mara Co-Nvest Ltd	766
07/2014	28	Hangzhou HIK-Vision Digital-A Technology Co., Ltd. Warrants	74
06/2014	1	Uber Technologies, Inc.	71

At July 31, 2014, the aggregate value of these securities was $1,108, which represents 0.2% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $13,487 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

15

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts. Securities valued at $316, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with OTC swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
Futures contracts	$7,920	$–
OTC swaps contracts	–	1,795
Centrally cleared swaps contracts	165	–
Total	$8,085	$1,795

OTC Option Contracts Outstanding at July 31, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Call option contracts
Brent Oil Option æ	DEUT	CO	160.00 USD	08/11/14	USD	677,279	$–	$29	$(29)
Brent Oil Option æ	DEUT	CO	140.00 USD	02/09/15	USD	1,355,000	18	54	(36)
Brent Oil Option æ	JPM	CO	160.00 USD	08/11/14	USD	677,279	–	24	(24)
Brent Oil Option æ	JPM	CO	150.00 USD	08/11/15	USD	1,355,000	16	41	(25)
Palladium Option	GSC	CO	858.00 USD	12/29/14	USD	1,404	65	68	(3)
Total call option contracts						4,065,962	$99	$216	$(117)
Total purchased option contracts						4,065,962	$99	$216	$(117)

*	The number of contracts does not omit 000's.

æ	This security has limitations. If at time of expiration the price of a barrel of ICE Brent Crude is equal to or greater than the strike price, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

OTC Swaption Contracts Outstanding at July 31, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased swaption contracts:
Call swaption contracts
Interest Rate Swaption	DEUT	IR	3.94%	04/15/24	USD	1,020,000	$135	$114	$21

Put swaption contracts
Interest Rate Swaption	DEUT	IR	3.94%	04/15/24	USD	1,020,000	$102	$113	$(11)

Total purchased swaption contracts						2,040,000	$237	$227	$10

*	The number of contracts does not omit 000's.

16

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
Australian 10-Year Bond Future	103	09/15/2014	$11,291	$11,572	$281	$–	$–	$(77)
CAC 40 10 EURO Future	40	08/15/2014	2,315	2,274	–	(41)	2	(40)
Euro-BOBL Future	14	09/08/2014	2,389	2,407	18	–	1	–
Euro-BTP Future	8	09/08/2014	1,322	1,369	47	–	–	(2)
Euro-Schatz Future	7	09/08/2014	1,037	1,037	–	–	–	–
Gold 100oz Future	30	12/29/2014	3,986	3,848	–	(138)	–	(42)
Japan 10-Year Bond Future	8	09/10/2014	11,281	11,348	67	–	–	(4)
KOSPI 200 Index Future	125	09/11/2014	16,067	16,518	451	–	4	(87)
S&P 500 (E-Mini) Future	45	09/19/2014	4,404	4,331	–	(73)	–	(91)
Short Gilt Future	1	09/26/2014	176	175	–	(1)	–	–
U.S. Treasury 10-Year Note Future	188	09/19/2014	23,498	23,426	–	(72)	2	(11)
U.S. Treasury 5-Year Note Future	317	09/30/2014	37,749	37,671	–	(78)	10	–
U.S. Treasury CME Ultra Long Term Bond Future	30	09/19/2014	4,509	4,525	16	–	23	–
Total					$880	$(403)	$42	$(354)
Short position contracts:
Australian SPI 200 Index Future	73	09/18/2014	$9,077	$9,447	$–	$(370)	$14	$(1)
Canadian Government 10-Year Bond Future	114	09/19/2014	14,093	14,313	–	(220)	9	–
Euro BUXL 30-Year Bond Future	2	09/08/2014	352	368	–	(16)	1	–
Euro-BUND Future	116	09/08/2014	23,046	22,987	59	–	17	–
Long Gilt Future	42	09/26/2014	7,781	7,848	–	(67)	21	–
U.S. Treasury 2-Year Note Future	33	09/30/2014	7,244	7,241	3	–	2	(7)
U.S. Treasury 30-Year Bond Future	3	09/19/2014	414	412	2	–	–	–
Total					$64	$(673)	$64	$(8)
Total futures contracts					$944	$(1,076)	$106	$(362)

*	The number of contracts does not omit 000's.

OTC Credit Default Swap Contracts Outstanding at July 31, 2014

	Counter-	Notional		(Pay)/ Receive Fixed	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Rate	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices:
Sell protection:
CDX.EM.21	BNP	USD	2,625	5.00%	06/20/19	$263	$–	$263	$–	$–
CDX.EM.21	GSC	USD	2,650	5.00%	06/20/19	266	–	266	–	–
CDX.EM.21	MSC	USD	11,300	5.00%	06/20/19	863	–	1,139	276	–
Total						$1,392	$–	$1,668	$276	$–

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

17

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.22	CME	USD	3,614	5.00%	06/20/19	$243	$244	$1	$–	$–	$(22)

(a)	The FCM to the contracts is MSC.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at July 31, 2014

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
MSCI Daily TR Gross EM Poland	GSC	USD	567	1M LIBOR + 0.30%	06/30/15	$–	$–	$33	$33	$–
MSCI Daily TR Gross EM S Africa	DEUT	USD	2,685	1M LIBOR - 0.10%	10/31/14	–	–	(24)	–	(24)
MSCI Daily TR Net EM Chile	DEUT	USD	1,741	1M LIBOR + 0.10%	02/27/15	–	–	83	83	–
MSCI Daily TR Net EM Chile	GSC	USD	509	1M LIBOR + 0.10%	02/27/15	–	–	24	24	–
S&P US Real Estate Select Industry	GSC	USD	8,743	1M LIBOR - 0.90%	01/30/15	–	–	292	292	–
S&P US Real Estate Select Industry	GSC	USD	1,136	1M LIBOR - 0.90%	06/30/15	–	–	38	38	–
Tel Aviv 25	GSC	USD	4,782	(1M LIBOR + 0.90%)	05/28/15	–	–	21	21	–
Total						$–	$–	$467	$491	$(24)

Securities Sold Short Outstanding at July 31, 2014

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 3.00%	$1,100	08/15/2043	$1,077	$–
FHLMC, 3.50%	800	08/15/2043	814	2
FNMA, 3.00%	200	08/15/2029	206	1
FNMA, 3.50%	400	08/15/2029	422	1
FNMA, 3.50%	14,380	08/15/2044	14,651	12
GNMA, 3.00%	600	08/15/2044	602	–
GNMA, 3.50%	2,200	08/15/2044	2,270	4
GNMA, 4.00%	1,100	08/15/2044	1,165	4
GNMA, 4.50%	800	08/15/2044	867	2
GNMA, 5.00%	700	08/15/2044	766	1
Total			$22,840	$27

At July 31, 2014, the aggregate market value of these securities represents 4.3% of total net assets.

18

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	09/17/2014	DEUT	$2,728	$2,700	$–	$(28)
AUD	Buy	08/29/2014	WEST	10,301	10,167	–	(134)
AUD	Sell	09/17/2014	BOA	2,449	2,444	5	–
AUD	Sell	08/01/2014	DEUT	41	41	–	–
AUD	Sell	09/17/2014	WEST	10,160	10,088	72	–
BRL	Buy	08/04/2014	UBS	983	964	–	(19)
BRL	Buy	09/03/2014	UBS	972	955	–	(17)
BRL	Sell	08/04/2014	UBS	980	964	16	–
CAD	Buy	08/29/2014	RBC	2,922	2,876	–	(46)
CAD	Buy	09/17/2014	RBC	4,871	4,860	–	(11)
CAD	Sell	08/01/2014	JPM	85	85	–	–
CAD	Sell	08/06/2014	JPM	138	138	–	–
CAD	Sell	08/15/2014	JPM	–	–	–	–
CHF	Buy	09/17/2014	BOA	5,017	4,967	–	(50)
CHF	Buy	08/29/2014	DEUT	2,873	2,851	–	(22)
CHF	Buy	08/29/2014	NAB	2,871	2,849	–	(22)
CHF	Sell	08/29/2014	CBK	5,974	5,960	14	–
CHF	Sell	08/29/2014	CSFB	11,605	11,519	86	–
CHF	Sell	08/04/2014	SSG	29	29	–	–
CHF	Sell	08/06/2014	SSG	80	80	–	–
CLP	Buy	09/17/2014	CBK	970	937	–	(33)
CLP	Buy	09/17/2014	SCB	2,912	2,816	–	(96)
CNY	Sell	09/17/2014	GSC	5,884	5,862	22	–
COP	Sell	09/17/2014	BOA	1,930	1,946	–	(16)
COP	Sell	09/17/2014	CBK	973	964	9	–
COP	Sell	09/17/2014	SCB	969	977	–	(8)
DKK	Sell	08/01/2014	DEUT	15	15	–	–
EUR	Buy	08/05/2014	BCLY	67	67	–	–
EUR	Buy	08/29/2014	BCLY	2,847	2,830	–	(17)
EUR	Buy	09/17/2014	BOA	3,915	3,887	–	(28)
EUR	Buy	09/18/2014	CSFB	1,410	1,390	–	(20)
EUR	Buy	08/29/2014	DEUT	20	20	–	–
EUR	Buy	09/17/2014	JPM	523	518	–	(5)
EUR	Buy	08/29/2014	NAB	2,845	2,828	–	(17)
EUR	Buy	09/17/2014	UBS	5,862	5,772	–	(90)
EUR	Sell	08/01/2014	BCLY	89	89	–	–
EUR	Sell	08/04/2014	BCLY	331	331	–	–
EUR	Sell	08/05/2014	BCLY	1,003	1,003	–	–
EUR	Sell	08/06/2014	BCLY	148	148	–	–
EUR	Sell	08/29/2014	BOA	5,974	5,965	9	–
EUR	Sell	09/17/2014	BOA	4,357	4,272	85	–
EUR	Sell	09/17/2014	CBK	49,551	49,022	529	–
EUR	Sell	09/17/2014	CSFB	3,327	3,268	59	–
EUR	Sell	09/17/2014	DEUT	135	133	2	–
EUR	Sell	09/17/2014	GSC	2,929	2,873	56	–
EUR	Sell	08/04/2014	JPM	1	1	–	–
EUR	Sell	08/29/2014	JPM	27	27	–	–
EUR	Sell	08/29/2014	MSC	17,062	16,966	96	–
EUR	Sell	09/17/2014	SCB	100	98	2	–
EUR	Sell	09/17/2014	UBS	2,479	2,479	–	–
GBP	Buy	08/05/2014	BCLY	162	162	–	–
GBP	Buy	08/29/2014	CSFB	17	17	–	–
GBP	Buy	09/17/2014	DEUT	6,720	6,698	–	(22)
GBP	Buy	08/04/2014	JPM	22	22	–	–
GBP	Buy	08/29/2014	JPM	11,626	11,606	–	(20)
GBP	Buy	09/17/2014	JPM	2,287	2,302	15	–
GBP	Sell	08/01/2014	BCLY	18	18	–	–
GBP	Sell	08/05/2014	BCLY	531	531	–	–

19

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
GBP	Sell	08/29/2014	CBK	$9,692	$9,641	$51	$–
GBP	Sell	08/04/2014	JPM	53	53	–	–
HKD	Buy	08/01/2014	BCLY	184	184	–	–
HKD	Sell	08/01/2014	BCLY	514	514	–	–
ILS	Sell	08/04/2014	SSG	174	174	–	–
INR	Buy	09/17/2014	MSC	3,072	3,012	–	(60)
JPY	Buy	09/17/2014	BOA	1,469	1,458	–	(11)
JPY	Buy	08/04/2014	HSBC	17	17	–	–
JPY	Buy	09/17/2014	HSBC	3,902	3,862	–	(40)
JPY	Buy	08/29/2014	JPM	12,040	11,946	–	(94)
JPY	Buy	09/17/2014	JPM	1,957	1,933	–	(24)
JPY	Sell	09/17/2014	BNP	12,781	12,665	116	–
JPY	Sell	08/01/2014	BOA	136	135	1	–
JPY	Sell	09/17/2014	BOA	18,656	18,460	196	–
JPY	Sell	09/17/2014	CBA	344	342	2	–
JPY	Sell	08/01/2014	DEUT	732	732	–	–
JPY	Sell	08/05/2014	DEUT	44	44	–	–
JPY	Sell	09/17/2014	GSC	3,586	3,561	25	–
JPY	Sell	08/04/2014	HSBC	197	196	1	–
JPY	Sell	08/29/2014	JPM	20,900	20,699	201	–
KRW	Buy	09/17/2014	MSC	15,160	15,030	–	(130)
KRW	Sell	09/17/2014	MSC	17,155	17,009	146	–
MXN	Buy	09/17/2014	HSBC	1,938	1,922	–	(16)
MXN	Buy	09/17/2014	RBC	4,613	4,559	–	(54)
MXN	Sell	09/17/2014	RBC	1,945	1,922	23	–
NOK	Buy	09/17/2014	BOA	1,388	1,328	–	(60)
NOK	Buy	09/17/2014	CBK	1,550	1,509	–	(41)
NOK	Buy	09/17/2014	RBS	2,844	2,796	–	(48)
NOK	Buy	08/01/2014	SSG	25	25	–	–
NOK	Buy	08/04/2014	SSG	127	127	–	–
NOK	Sell	09/17/2014	BOA	4,501	4,305	196	–
NOK	Sell	08/01/2014	SSG	42	42	–	–
NZD	Sell	09/17/2014	BCLY	2,309	2,230	79	–
NZD	Sell	09/17/2014	WEST	6,549	6,527	22	–
SEK	Buy	09/17/2014	BNP	7,808	7,586	–	(222)
SEK	Sell	09/17/2014	BNP	2,230	2,157	73	–
SEK	Sell	08/01/2014	SSG	6	6	–	–
SGD	Buy	09/17/2014	MSC	2,291	2,293	2	–
SGD	Sell	08/01/2014	DEUT	36	36	–	–
TRY	Sell	08/01/2014	SSG	13	13	–	–
TWD	Sell	09/17/2014	GSC	10,756	10,729	27	–
UYU	Buy	09/29/2014	HSBC	960	949	–	(11)
ZAR	Buy	09/17/2014	JPM	2,218	2,243	25	–
ZAR	Buy	09/17/2014	UBS	2,874	2,864	–	(10)
ZAR	Sell	08/01/2014	BCLY	17	17	–	–
ZAR	Sell	09/17/2014	BCLY	662	667	–	(5)
ZAR	Sell	08/01/2014	BNP	92	90	2	–
ZAR	Sell	09/17/2014	JPM	2,173	2,197	–	(24)
Total						$2,265	$(1,571)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

20

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Consolidated Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
KOSPI	Korea Composite Stock Price
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
SPI	Share Price Index

Other Abbreviations:
ADR	American Depositary Receipt
CO	Commodity
EM	Emerging Markets
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
IR	Interest Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

21

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Credit Exposure

as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	8 .9%
Aa/ AA	9.0
A	1.0
Baa/ BBB	3.8
Ba/ BB	1.8
B	0.9
Caa/ CCC or Lower	0.5
Not Rated	0.8
Non-Debt Securities and Other Short-Term Instruments	73.5
Other Assets and Liabilities	(0.2)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

Diversification by Sector

as of July 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	8.9%
Consumer Staples	3.9
Energy	3.3
Financials	17.0
Health Care	2.5
Industrials	9.0
Information Technology	8.3
Materials	5.7
Services	1.5
Utilities	1.5
Total	61.6%
Fixed Income Securities
Basic Materials	0.2%
Capital Goods	0.1
Consumer Cyclical	0.1
Consumer Staples	0.0
Energy	0.3
Finance	6.9
Health Care	0.1
Services	0.1
Technology	0.1
Transportation	0.1
Utilities	0.0
Total	8.0%
Foreign Government Obligations	10.4%
Purchased Options	0.1
U.S. Government Agencies	3.6
U.S. Government Securities	4.7
Short-Term Investments	11.8
Other Assets and Liabilities	(0.2)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

22

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$6,736	$62	$6,674	$–
Austria	928	106	822	–
Belgium	1,426	285	1,141	–
Brazil	3,838	3,837	1	–
British Virgin Islands	844	–	–	844
Canada	11,271	11,271	–	–
Cayman Islands	489	84	405	–
Chile	31	31	–	–
China	12,373	5,259	7,114	–
Cyprus	51	51	–	–
Denmark	1,129	–	1,129	–
Egypt	999	999	–	–
Finland	192	111	81	–
France	14,551	213	14,338	–
Germany	8,266	1,965	6,301	–
Greece	7,100	1,844	5,256	–
Hong Kong	11,773	915	10,858	–
India	1,723	–	1,723	–
Indonesia	88	–	88	–
Ireland	6,173	3,443	2,730	–
Israel	4,516	1,070	3,446	–
Italy	4,323	591	3,732	–
Japan	25,299	143	25,156	–
Jersey	514	280	234	–
Kenya	46	46	–	–
Luxembourg	1,012	1,012	–	–
Malaysia	1,617	–	1,617	–
Mauritius	678	336	342	–
Mexico	86	86	–	–
Netherlands	9,536	771	8,765	–
Norway	2,920	244	2,676	–
Panama	54	54	–	–
Papua New Guinea	58	58	–	–
Peru	760	760	–	–
Philippines	684	75	609	–
Poland	120	57	63	–
Portugal	206	–	206	–
Puerto Rico	54	54	–	–
Romania	34	34	–	–
Russia	57	57	–	–
Singapore	6,301	140	6,161	–
South Africa	986	–	986	–
South Korea	13,323	225	13,098	–
Spain	4,162	–	4,162	–
Sweden	1,230	–	1,230	–
Switzerland	6,801	563	6,238	–
Taiwan	13,439	304	13,135	–
Thailand	215	–	215	–
Turkey	432	115	317	–
United Kingdom	17,543	5,214	12,329	–
United States	99,502	99,296	142	64
Total	$306,489	$142,061	$163,520	$908
Asset and Commercial Mortgage Backed Securities	22,939	–	19,926	3,013
Corporate Bonds	19,857	–	19,857	–
Exchange Traded Funds	20,100	20,100	–	–

23

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets: - (continued)
Foreign Government Obligations	$55,654	$–	$55,654	$–
Preferred Stocks	1,291	–	1,291	–
U.S. Government Agencies	19,316	–	19,316	–
U.S. Government Securities	25,184	5,599	19,585	–
Warrants	526	411	–	115
Short-Term Investments	62,886	–	62,886	–
Purchased Options	336	–	336	–
Total	$534,578	$168,171	$362,371	$4,036
Foreign Currency Contracts*	$2,265	$–	$2,265	$–
Futures*	944	944	–	–
Swaps - Credit Default*	277	–	277	–
Swaps - Total Return*	491	–	491	–
Total	$3,977	$944	$3,033	$–
Liabilities:
Securities Sold Short	$22,840	$–	$22,840	$–
Total	$22,840	$–	$22,840	$–
Foreign Currency Contracts*	$1,571	$–	$1,571	$–
Futures*	1,076	1,076	–	–
Swaps - Credit Default*	–	–	–	–
Swaps - Interest Rate*	48	–	48	–
Swaps - Total Return*	24	–	24	–
Total	$2,719	$1,076	$1,643	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $14,523 were transferred from Level 1 to Level 2, and investments valued at $6,683 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$(7)	$8	†	$6	$3,379	$(373)	$—	$—	$3,013
Common Stocks	258	98	417	‡	—	1,272	(1,247)	368	(258)	908
Warrants	—	—	114	§	—	1	—	—	—	115
Total	$258	$91	$539		$6	$4,652	$(1,620)	$368	$(258)	$4,036

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $8.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $70.
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $114.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

24

The Hartford Global Alpha Fund

Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Asset and Commercial Mortgage Backed Securities - 5.0%
		Finance and Insurance - 5.0%
		Commercial Mortgage Trust
	$100	4.40%, 07/10/2045 ■Δ	$84
		Countrywide Alternative Loan Trust
	17	0.47%, 11/25/2035 Δ	14
	28	6.50%, 09/25/2036	25
		Dryden Senior Loan Fund
	250	1.71%, 07/15/2026 ■Δ	250
		GMAC Mortgage Corp. Loan Trust
	33	3.10%, 09/19/2035 Δ	31
		GSAA Home Equity Trust
	239	0.24%, 02/25/2037 Δ	128
		Harborview Mortgage Loan Trust
	30	0.35%, 01/19/2038 Δ	26
		JP Morgan Chase Commercial Mortgage Securities Corp.
	100	2.75%, 10/15/2045 ■	77
		JP Morgan Chase Commercial Mortgage Security
	115	4.57%, 12/15/2047 ■Δ	100
		Magnetite CLO Ltd.
	250	1.70%, 07/25/2026 ■Δ	250
		OZLM Funding Ltd.
	250	1.73%, 04/17/2026 ■Δ	250
		Residential Accredit Loans, Inc.
	98	0.37%, 04/25/2046 Δ	49
		UBS-Barclays Commercial Mortgage Trust
	50	4.23%, 03/10/2046 ■Δ	42
			1,326

		Total Asset and Commercial Mortgage Backed Securities
		(Cost $1,270)	$1,326

Corporate Bonds - 10.8%
		Administrative Waste Management and Remediation - 0.1%
		Clean Harbors, Inc.
	$25	5.13%, 06/01/2021	$25

		Arts, Entertainment and Recreation - 0.2%
		Cinemark USA, Inc.
	60	4.88%, 06/01/2023	59

		Finance and Insurance - 6.3%
		American International Group, Inc.
GBP	50	5.75%, 03/15/2067	88
		Bank of America Corp.
EUR	50	0.87%, 05/23/2017 Δ	66
		Banque PSA Finance S.A.
EUR	100	4.00%, 06/24/2015 §	137
		CDP Financial, Inc.
	250	3.00%, 11/25/2014 ■	252
		CNH Capital LLC
	75	3.63%, 04/15/2018	75
		Conti-Gummi Finance B.V.
EUR	100	2.50%, 03/20/2017 §	140
		Fiat Industrial Finance Europe S.A.
EUR	100	5.25%, 03/11/2015 §	137
		Ford Motor Credit Co. LLC
	125	5.63%, 09/15/2015	131
		HSBC Holdings plc
EUR	50	0.51%, 09/30/2020 Δ	66
		Iberdrola Finance Ireland
	175	3.80%, 09/11/2014 ■	175
		Navient Corp.
	165	5.50%, 01/15/2019	171
	20	6.25%, 01/25/2016	21
		Royal Bank of Scotland Group plc
	115	6.00%, 12/19/2023	123
	50	9.50%, 03/16/2022 §	58
			1,640
		Health Care and Social Assistance - 0.8%
		AbbVie, Inc.
	25	1.75%, 11/06/2017	25
		DaVita, Inc.
	45	5.75%, 08/15/2022	47
		Fresenius Medical Care U.S. Finance II, Inc.
	70	5.63%, 07/31/2019 ■	75
		Zoetis, Inc.
	45	1.88%, 02/01/2018	45
			192
		Information - 1.5%
		Deutsche Telekom International Finance B.V.
	175	5.75%, 03/23/2016	188
		Sprint Communications, Inc.
	55	7.25%, 09/15/2021 ■	59
		Verizon Communications, Inc.
	125	6.55%, 09/15/2043	157
			404
		Nonmetallic Mineral Product Manufacturing - 0.6%
		HeidelbergCement Finance Luxembourg S.A.
EUR	114	7.50%, 10/31/2014 §	155

		Other Services - 0.1%
		Service Corp. International
	25	5.38%, 01/15/2022	25

		Petroleum and Coal Products Manufacturing - 0.6%
		Petrobras Global Finance Co.
	155	3.25%, 03/17/2017	158

		Utilities - 0.3%
		American Electric Power Co., Inc.
	25	1.65%, 12/15/2017	25
	50	2.95%, 12/15/2022	49
			74
		Water Transportation - 0.1%
		Royal Caribbean Cruises Ltd.
	35	5.25%, 11/15/2022	36

		Wholesale Trade - 0.2%
		Spectrum Brands, Inc.
	60	6.38%, 11/15/2020	63

		Total Corporate Bonds
		(Cost $2,815)	$2,831

1

The Hartford Global Alpha Fund

Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 12.5%
		Belgium - 0.7%
		Belgium (Kingdom of)
EUR	120	2.60%, 06/22/2024 ■	$176

		Denmark - 3.9%
		Denmark (Kingdom of)
DKK	5,690	2.00%, 11/15/2014	1,028

		Germany - 1.2%
		Germany (Federal Republic of)
EUR	218	0.75%, 04/15/2018 ◄	305

		Italy - 5.0%
		Italy (Republic of)
EUR	300	%, 05/15/2017	406
EUR	425	3.00%, 11/01/2015	587
EUR	215	3.75%, 09/01/2024	315
			1,308
		Mexico - 0.3%
		Mexico (United Mexican States)
	$70	5.13%, 01/15/2020	$79

		Spain - 1.4%
		Spain (Kingdom of)
EUR	275	2.10%, 04/30/2017	383

		Total Foreign Government Obligations
		(Cost $3,326)	$3,279

U.S. Government Agencies - 3.4%
		FNMA - 3.4%
	$900	3.00%, 09/16/2014	$903

		Total U.S. Government Agencies
		(Cost $903)	$903

U.S. Government Securities - 44.4%
U.S. Treasury Securities - 44.4%
	U.S. Treasury Notes - 44.4%
	$4,040	0.25%, 09/30/2014 - 11/30/2014 ΘЄ	$4,042
	2,000	0.38%, 11/15/2014 ╦	2,002
	270	0.38%, 07/15/2023 ◄╦	280
	1,000	0.50%, 10/15/2014 Є	1,001
	2,000	2.63%, 12/31/2014	2,021
	2,300	4.25%, 11/15/2014	2,328
			11,674
		Total U.S. Government Securities
		(Cost $11,664)	$11,674

		Total Long-Term Investments Excluding Purchased Options
		(Cost $19,978)	$20,013

Short-Term Investments - 17.9%
	Foreign Government Obligations - 1.9%
		Ontario (Province of)
	$250	0.09%, 8/19/2014 ○	$250
		Quebec (Province of)
	250	0.08%, 8/7/2014 ○	250
			500

	Other Direct Federal Obligations - 2.3%
		FHLB
	600	0.18%, 8/5/2014	600

	Repurchase Agreements - 4.2%
		Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $135, collateralized by GNMA 4.00%, 2044, value of $138)
	$135	0.08%, 7/31/2014	$135
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $53, collateralized by FHLMC
2.00% - 3.50%, 2023 - 2043, FNMA 2.00% -
4.50%, 2026 - 2042, GNMA 3.00%, 2043,
		value of $54)
	53	0.08%, 7/31/2014	53
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $113, collateralized by U.S.
Treasury Bill 0.05% - 0.10%, 2014 - 2015,
U.S. Treasury Bond 2.75% - 11.25%, 2015 -
2044, U.S. Treasury Note 0.13% - 4.63%,
		2014 - 2023, value of $116)
	113	0.07%, 7/31/2014	113
		Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $152, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $155)
	152	0.06%, 7/31/2014	152
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
08/01/2014 in the amount of $113,
collateralized by U.S. Treasury Bond 6.38%,
2027, U.S. Treasury Note 0.75% - 3.38%,
		2018 - 2023, value of $115)
	113	0.06%, 7/31/2014	113
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $139, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury
Bond 5.00%, 2037, U.S. Treasury Note
		2.63%, 2020, value of $142)
	139	0.09%, 7/31/2014	139
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $83, collateralized by U.S. Treasury
Bond 4.38%, 2040, U.S. Treasury Note 0.25%
		- 4.25%, 2015 - 2018, value of $85)
	83	0.07%, 7/31/2014	83
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$300, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%,
		2016, value of $306)
	300	0.08%, 7/31/2014	300

2

The Hartford Global Alpha Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 17.9% - (continued)
Repurchase Agreements - 4.2% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $3, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $3)
$3	0.07%, 7/31/2014		$3
			1,091
U.S. Treasury Bills - 9.5%
2,500	0.03%, 9/25/2014 ○╦		$2,500

	Total Short-Term Investments
	(Cost $4,691)		$4,691

	Total Investments Excluding Purchased Options
	(Cost $24,669)	94.0%	$24,704
	Total Purchased Options
	(Cost $27)	0.1%	14
	Total Investments
	(Cost $24,696) ▲	94.1%	$24,718
	Other Assets and Liabilities	5.9%	1,571
	Total Net Assets	100.0%	$26,289

3

The Hartford Global Alpha Fund

Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $24,695 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$110
Unrealized Depreciation	(87)
Net Unrealized Appreciation	$23

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $1,790, which represents 6.8% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $627, which represents 2.4% of total net assets.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Є	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

Θ	This security, or a portion of this security, is designated to cover open OTC options contracts at July 31, 2014.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
Futures contracts	$136	$–
Total	$136	$–

OTC Option Contracts Outstanding at July 31, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Call option contracts
CMS Spread Option CMS10/CMS5	JPM	IR	0.75%	10/31/14	USD	4,390,000	$3	$3	$–
USD Call/CAD Put	JPM	FX	1.11 CAD per USD	01/23/15	USD	11,000	4	2	2
USD Call/CNH Put	SCB	FX	6.50 CNH per USD	04/16/15	USD	717,000	2	6	(4)
Total call option contracts						5,118,000	$9	$11	$(2)
Put option contracts
EUR Put/USD Call	JPM	FX	1.26 USD per EUR	03/05/15	EUR	401,000	$3	$4	$(1)
EUR Put/USD Call	GSC	FX	1.25 USD per EUR	11/04/14	EUR	38,000	1	6	(5)
Total put option contracts						439,000	$4	$10	$(6)
Total purchased option contracts						5,557,000	$13	$21	$(8)

* The number of contracts does not omit 000's.

4

The Hartford Global Alpha Fund

Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

OTC Swaption Contracts Outstanding at July 31, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/ Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased swaption contracts:
Put swaption contracts
Interest Rate Swaption	JPM	IR	0.91%	09/22/14	USD	1,740,000	$1	$6	$(5)
Written swaption contracts:
Put swaption contracts
Interest Rate Swaption	JPM	IR	2.18%	09/22/14	USD	565,000	$1	$6	$5

*	The number of contracts does not omit 000's.

Δ	For purchased options, premiums are paid by the Fund, for written options, premiums are received.

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
Long Gilt Future	5	09/26/2014	$940	$934	$–	$(6)	$3	$(11)
U.S. Treasury 30-Year Bond Future	32	09/19/2014	4,407	4,397	–	(10)	1	(6)
Total					$–	$(16)	$4	$(17)
Short position contracts:
Euro BUXL 30-Year Bond Future	7	09/08/2014	$1,282	$1,287	$–	$(5)	$6	$(1)
Euro-BOBL Future	12	09/08/2014	2,061	2,063	–	(2)	1	(3)
Euro-BTP Future	2	09/08/2014	342	342	–	–	1	–
Euro-BUND Future	2	09/08/2014	396	396	–	–	–	(2)
Euro-OAT Future	2	09/08/2014	382	381	1	–	–	–
Japan 10-Year Bond Future	1	09/10/2014	1,410	1,419	–	(9)	1	–
Japan 10-Year Mini Bond Future	35	09/09/2014	4,939	4,965	–	(26)	3	–
U.S. Treasury 10-Year Note Future	35	09/19/2014	4,380	4,361	19	–	5	(2)
U.S. Treasury 2-Year Note Future	2	09/30/2014	439	439	–	–	–	–
U.S. Treasury 5-Year Note Future	1	09/30/2014	119	119	–	–	–	(4)
Total					$20	$(42)	$17	$(12)
Total futures contracts					$20	$(58)	$21	$(29)

*	The number of contracts does not omit 000's.

OTC Credit Default Swap Contracts Outstanding at July 31, 2014

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.6	JPM	USD	19	(0.32)%	07/25/45	$5	$–	$4	$–	$(1)
ABX.HE.AAA.6	BOA	USD	111	(0.18)%	07/25/45	3	–	3	–	–
ABX.HE.AAA.6	BOA	USD	360	(0.11)%	05/25/46	77	–	74	–	(3)
ABX.HE.AAA.6	CSI	USD	55	(0.11)%	05/25/46	13	–	11	–	(2)
ABX.HE.AAA.6	JPM	USD	56	(0.18)%	07/25/45	1	–	1	–	–
ABX.HE.AAA.6	JPM	USD	513	(0.18)%	07/25/45	13	–	13	–	–
ABX.HE.AAA.6	JPM	USD	73	(0.11)%	05/25/46	15	–	15	–	–
ABX.HE.AAA.6	MSC	USD	41	(0.18)%	07/25/45	1	–	1	–	–
ABX.HE.PENAAA.6	JPM	USD	169	(0.11)%	05/25/46	24	–	24	–	–
CMBX.NA.A.6	CSI	USD	60	(2.00)%	05/11/63	–	–	–	–	–
CMBX.NA.A.7	JPM	USD	70	(2.25)%	01/17/47	–	(1)	–	1	–
CMBX.NA.AA.1	CSI	USD	170	(0.25)%	10/12/52	39	–	25	–	(14)
CMBX.NA.AA.2	BOA	USD	29	(0.15)%	03/15/49	11	–	9	–	(2)
CMBX.NA.AA.2	CSI	USD	76	(0.15)%	03/15/49	24	–	25	1	–

5

The Hartford Global Alpha Fund

Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at July 31, 2014 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices: - (continued)
Buy protection: - (continued)
CMBX.NA.AA.2	DEUT	USD	158	(0.15)%	03/15/49	$56	$–	$51	$–	$(5)
CMBX.NA.AA.2	JPM	USD	43	(0.15)%	03/15/49	16	–	14	–	(2)
CMBX.NA.AA.2	MSC	USD	225	(0.15)%	03/15/49	85	–	73	–	(12)
CMBX.NA.AA.2	MSC	USD	86	(0.15)%	03/15/49	27	–	28	1	–
CMBX.NA.AA.7	BOA	USD	15	(1.50)%	01/17/47	–	–	–	–	–
CMBX.NA.AA.7	CSI	USD	60	(1.50)%	01/17/47	–	–	–	–	–
CMBX.NA.AA.7	CSI	USD	95	(1.50)%	01/17/47	–	(1)	–	1	–
CMBX.NA.AA.7	MSC	USD	80	(1.50)%	01/17/47	–	(1)	–	1	–
CMBX.NA.AJ.1	CSI	USD	100	(0.84)%	10/12/52	6	–	3	–	(3)
CMBX.NA.AJ.1	JPM	USD	10	(0.84)%	10/12/52	–	–	–	–	–
CMBX.NA.AJ.2	CSI	USD	104	(1.09)%	03/15/49	16	–	9	–	(7)
CMBX.NA.AJ.2	DEUT	USD	104	(1.09)%	03/15/49	10	–	9	–	(1)
CMBX.NA.AJ.4	CBK	USD	50	(0.96)%	02/17/51	9	–	9	–	–
CMBX.NA.AJ.4	CSI	USD	95	(0.96)%	02/17/51	24	–	18	–	(6)
CMBX.NA.AJ.4	DEUT	USD	70	(0.96)%	02/17/51	13	–	13	–	–
CMBX.NA.AJ.4	GSC	USD	125	(0.96)%	02/17/51	22	–	24	2	–
CMBX.NA.AJ.4	JPM	USD	10	(0.96)%	02/17/51	3	–	2	–	(1)
CMBX.NA.AM.2	CSI	USD	375	(0.50)%	03/15/49	24	–	6	–	(18)
CMBX.NA.AM.2	JPM	USD	45	(0.50)%	03/15/49	2	–	1	–	(1)
CMBX.NA.AM.2	MSC	USD	20	(0.50)%	03/15/49	1	–	–	–	(1)
CMBX.NA.AM.4	GSC	USD	60	(0.50)%	02/17/51	5	–	3	–	(2)
CMBX.NA.AM.4	JPM	USD	5	(0.50)%	02/17/51	–	–	–	–	–
CMBX.NA.AS.6	CSI	USD	165	(1.00)%	05/11/63	2	–	1	–	(1)
CMBX.NA.AS.7	CBK	USD	75	(1.00)%	01/17/47	2	–	1	–	(1)
CMBX.NA.AS.7	CSI	USD	85	(1.00)%	01/17/47	2	–	1	–	(1)
ITRX.EUR.21	DEUT	EUR	140	(1.00)%	06/20/19	–	(2)	(2)	–	–
Total						$551	$(5)	$469	$7	$(84)
Sell protection:
CMBX.NA.A.2	BOA	USD	41	0.25%	03/15/49	$–	$(24)	$(25)	$–	$(1)
CMBX.NA.AAA.6	CSI	USD	820	0.50%	05/11/63	–	(23)	(15)	8	–
CMBX.NA.AAA.6	DEUT	USD	260	0.50%	05/11/63	–	(7)	(5)	2	–
CMBX.NA.AAA.6	JPM	USD	160	0.50%	05/11/63	–	(6)	(3)	3	–
CMBX.NA.BB.6	CSI	USD	180	5.00%	05/11/63	2	–	–	–	(2)
CMBX.NA.BB.6	CSI	USD	275	5.00%	05/11/63	–	(16)	–	16	–
CMBX.NA.BB.7	CSI	USD	130	5.00%	01/17/47	–	(6)	(2)	4	–
CMBX.NA.BB.7	DEUT	USD	50	5.00%	01/17/47	–	(1)	(1)	–	–
CMBX.NA.BB.7	GSC	USD	85	5.00%	01/17/47	–	(5)	(1)	4	–
CMBX.NA.BBB-.6	CSI	USD	65	3.00%	05/11/63	1	–	–	–	(1)
CMBX.NA.BBB-.6	CSI	USD	75	3.00%	05/11/63	–	–	–	–	–
CMBX.NA.BBB-.7	CSI	USD	75	3.00%	01/17/47	–	(4)	(1)	3	–
CMBX.NA.BBB-.7	UBS	USD	70	3.00%	01/17/47	–	(4)	(1)	3	–
PrimeX.ARM.2	JPM	USD	8	4.58%	12/25/37	–	–	–	–	–
PrimeX.ARM.2	MSC	USD	23	4.58%	12/25/37	1	–	1	–	–
PrimeX.ARM.2	MSC	USD	124	4.58%	12/25/37	3	–	4	1	–
PrimeX.FRM.1	JPM	USD	2	4.42%	07/25/36	–	–	–	–	–
PrimeX.FRM.1	MSC	USD	18	4.42%	07/25/36	2	–	2	–	–
Total						$9	$(96)	$(47)	$44	$(4)
Total traded indices						$560	$(101)	$422	$51	$(88)
Credit default swaps on single-name issues:
Buy protection:
Telefonica S.A.	CSI	EUR	60	(1.00)% / (0.95)%	06/20/19	$–	$–	$–	$–	$–
Telefonica S.A.	JPM	EUR	40	(1.00)% / (0.95)%	06/20/19	–	–	–	–	–
Total						$–	$–	$–	$–	$–

6

The Hartford Global Alpha Fund

Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at July 31, 2014 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues: - (continued)
Sell protection:
Koninklijke KPN, N.V.	CSI	EUR	60	1.00% / 0.90%	06/20/19	$–	$(1)	$–	$1	$–
Koninklijke KPN, N.V.	JPM	EUR	40	1.00% / 0.90%	06/20/19	–	–	–	–	–
Total						$–	$(1)	$–	$1	$–
Total single-name issues						$–	$(1)	$–	$1	$–
						$560	$(102)	$422	$52	$(88)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.22	CME	USD	72	(5.00)%	06/20/19	$(6)	$(5)	$1	$–	$1	$–
ITRX.XOV.21	ICE	EUR	395	(5.00)%	06/20/19	(52)	(54)	–	(2)	5	–
Total						$(58)	$(59)	$1	$(2)	$6	$–

(a)	The FCM to the contracts is GSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount		Date	Paid	Received	Value ╪	Asset	Liability
CSI	0.82% Fixed	6M JPY LIBOR	JPY	25,600	02/18/23	$–	$–	$(6)	$–	$(6)
DEUT	0.82% Fixed	6M JPY LIBOR	JPY	25,600	02/18/23	–	–	(6)	–	(6)
DEUT	KRW CD KSDA	3.01% Fixed	KRW	128,215	09/17/24	–	–	1	1	–
DEUT	MXIBTIIE	8.41% Fixed	MXN	995	12/13/23	–	–	3	3	–
JPM	0.05% Fixed	6M CHF LIBOR	CHF	945	09/17/16	–	–	1	1	–
JPM	0.18% Fixed	6M CHF LIBOR	CHF	700	03/19/16	–	–	(1)	–	(1)
JPM	1.11% Fixed	3M STIBOR	SEK	7,740	09/16/16	–	–	(4)	–	(4)
JPM	KRW CD KSDA	2.76% Fixed	KRW	235,780	09/17/19	–	–	–	–	–
MSC	MXIBTIIE	8.40% Fixed	MXN	2,270	12/13/23	–	–	6	6	–
Total						$–	$–	$(6)	$11	$(17)

7

The Hartford Global Alpha Fund

Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2014

Clearing	Payments made	Payments received	Notional		Expiration	Upfront Premiums Paid	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
House (a)	by Fund	by Fund	Amount		Date	(Received)	Value ╪	Asset	Liability	Asset	Liability
LCH	1.25% Fixed	6M LIBOR JPY	JPY	65,470	09/18/24	$–	$(5)	$–	$(5)	$–	$–
LCH	2.73% Fixed	6M GBP LIBOR	GBP	3,330	09/21/18	2	(4)	–	(6)	2	–
LCH	3.50% Fixed	6M GBP LIBOR	GBP	1,455	06/19/24	4	(20)	–	(24)	–	–
Total						$6	$(29)	$–	$(35)	$2	$–

(a)	The FCM to the contracts is GSC.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	08/29/2014	GSC	$204	$200	$–	$(4)
AUD	Buy	08/29/2014	JPM	28	28	–	–
AUD	Buy	08/29/2014	MSC	334	328	–	(6)
AUD	Buy	08/29/2014	WEST	14	14	–	–
AUD	Sell	08/29/2014	WEST	1,695	1,673	22	–
BRL	Buy	08/04/2014	GSC	53	52	–	(1)
BRL	Buy	08/04/2014	SCB	53	52	–	(1)
BRL	Buy	08/04/2014	UBS	101	99	–	(2)
BRL	Buy	09/03/2014	UBS	180	177	–	(3)
BRL	Sell	09/03/2014	MSC	104	103	1	–
BRL	Sell	08/04/2014	UBS	205	202	3	–
BRL	Sell	09/03/2014	UBS	74	74	–	–
CAD	Buy	08/29/2014	BNP	1,077	1,062	–	(15)
CAD	Buy	08/29/2014	BOA	321	317	–	(4)
CAD	Buy	08/29/2014	RBC	38	37	–	(1)
CAD	Sell	08/29/2014	BOA	212	210	2	–
CAD	Sell	08/29/2014	RBC	1,659	1,633	26	–
CAD	Sell	08/29/2014	UBS	27	27	–	–
CHF	Sell	08/29/2014	CSFB	643	638	5	–
CLP	Sell	08/29/2014	CBK	20	20	–	–
CLP	Sell	08/29/2014	SCB	27	26	1	–
CNH	Buy	08/29/2014	CBK	31	31	–	–
COP	Buy	08/29/2014	BNP	31	31	–	–
COP	Buy	08/29/2014	JPM	30	29	–	(1)
COP	Buy	08/29/2014	UBS	–	–	–	–
COP	Sell	08/29/2014	BOA	30	30	–	–
COP	Sell	08/29/2014	SCB	30	30	–	–
DKK	Sell	11/17/2014	BOA	1,063	1,043	20	–
EUR	Buy	08/01/2014	BNP	1	1	–	–
EUR	Buy	08/29/2014	BNP	242	242	–	–
EUR	Buy	08/29/2014	GSC	13	13	–	–
EUR	Buy	08/29/2014	JPM	13	13	–	–
EUR	Sell	08/01/2014	BNP	242	242	–	–
EUR	Sell	08/29/2014	BNP	1	1	–	–
EUR	Sell	08/29/2014	CBK	27	27	–	–
EUR	Sell	08/29/2014	MSC	3,867	3,845	22	–
EUR	Sell	08/29/2014	RBC	178	177	1	–
GBP	Buy	08/29/2014	CBA	477	476	–	(1)
GBP	Buy	08/29/2014	CBK	76	76	–	–
GBP	Sell	08/04/2014	CBA	477	476	1	–
GBP	Sell	08/29/2014	CBK	560	557	3	–
HUF	Buy	08/29/2014	UBS	27	26	–	(1)
ILS	Buy	08/29/2014	UBS	25	25	–	–
ILS	Sell	08/29/2014	JPM	16	16	–	–
ILS	Sell	08/29/2014	MSC	48	48	–	–

8

The Hartford Global Alpha Fund

Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
JPY	Buy	08/29/2014	DEUT	$24	$24	$–	$–
JPY	Buy	08/29/2014	JPM	209	207	–	(2)
JPY	Sell	08/29/2014	JPM	71	70	1	–
KRW	Sell	08/29/2014	BOA	211	211	–	–
KRW	Sell	08/29/2014	CBK	457	457	–	–
KRW	Sell	08/29/2014	JPM	685	684	1	–
MXN	Buy	08/29/2014	RBC	71	69	–	(2)
MXN	Sell	08/29/2014	GSC	24	23	1	–
MXN	Sell	08/29/2014	GSC	21	21	–	–
MXN	Sell	08/29/2014	RBC	92	90	2	–
MYR	Buy	08/29/2014	JPM	31	31	–	–
MYR	Sell	08/29/2014	JPM	16	16	–	–
NOK	Buy	08/29/2014	GSC	319	315	–	(4)
NOK	Buy	08/29/2014	HSBC	16	16	–	–
NZD	Buy	08/29/2014	WEST	385	381	–	(4)
NZD	Sell	08/29/2014	BOA	211	208	3	–
NZD	Sell	08/29/2014	JPM	38	38	–	–
PEN	Sell	08/29/2014	BNP	36	36	–	–
PLN	Buy	08/29/2014	BCLY	26	26	–	–
PLN	Buy	08/29/2014	GSC	26	26	–	–
PLN	Buy	08/29/2014	HSBC	16	16	–	–
PLN	Sell	08/29/2014	BNP	67	66	1	–
RUB	Sell	08/29/2014	JPM	72	71	1	–
SEK	Sell	08/29/2014	BOA	203	201	2	–
SGD	Sell	08/29/2014	CBK	219	217	2	–
SGD	Sell	08/29/2014	UBS	28	28	–	–
THB	Buy	08/29/2014	JPM	19	19	–	–
THB	Sell	08/29/2014	JPM	3	3	–	–
THB	Sell	08/29/2014	SCB	16	16	–	–
TRY	Buy	08/29/2014	CBK	24	23	–	(1)
TRY	Buy	08/29/2014	HSBC	21	21	–	–
TRY	Buy	08/29/2014	JPM	107	104	–	(3)
TRY	Sell	08/29/2014	GSC	37	37	–	–
TRY	Sell	08/29/2014	JPM	92	90	2	–
TRY	Sell	08/29/2014	UBS	42	42	–	–
ZAR	Buy	08/29/2014	JPM	13	13	–	–
ZAR	Buy	08/29/2014	UBS	74	73	–	(1)
ZAR	Sell	08/29/2014	UBS	99	97	2	–
Total						$125	$(57)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

9

The Hartford Global Alpha Fund

Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
LCH	LCH Clearnet
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Hong Kong
COP	Colombian Peso
DKK	Danish Krone
EUR	EURO
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish New Zloty
RUB	Russian New Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
PrimeX.FRM	Markit PrimeX Fixed Rate Mortgage Backed Security

Other Abbreviations:
CD	Certificate of Deposit
CMS	Constant Maturity Swap
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
IR	Interest Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate
OTC	Over-the-Counter
STIBOR	Stockholm Interbank Offered Rate

Credit Exposure

as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	8.9%
Aa/ AA	47.8
A	0.2
Baa/ BBB	11.7
Ba/ BB	4.8
B	1.0
Caa/ CCC or Lower	1.0
Not Rated	0.7
Non-Debt Securities and Other Short-Term Instruments	17.9
Other Assets and Liabilities	6.0
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

10

The Hartford Global Alpha Fund

Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$1,326	$–	$1,110	$216
Corporate Bonds	2,831	–	2,831	–
Foreign Government Obligations	3,279	–	3,279	–
U.S. Government Agencies	903	–	903	–
U.S. Government Securities	11,674	–	11,674	–
Short-Term Investments	4,691	–	4,691	–
Purchased Options	14	–	14	–
Total	$24,718	$–	$24,502	$216
Foreign Currency Contracts *	$125	$–	$125	$–
Futures *	20	20	–	–
Swaps - Credit Default *	53	–	53	–
Swaps - Interest Rate *	11	–	11	–
Total	$209	$20	$189	$–
Liabilities:
Written Options	$1	$–	$1	$–
Total	$1	$–	$1	$–
Foreign Currency Contracts *	$57	$–	$57	$–
Futures *	58	58	–	–
Swaps - Credit Default *	90	–	90	–
Swaps - Interest Rate *	52	–	52	–
Total	$257	$58	$199	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $673 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$196	$26	$(7	)†	$5	$205	$(111)	$—	$(98)	$216
Total	$196	$26	$(7)		$5	$205	$(111)	$—	$(98)	$216

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $13.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

11

Hartford Global Capital Appreciation Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.1%
	Argentina - 0.3%
134	YPF Sociedad Anonima ADR	$4,742

	Australia - 0.7%
712	Fortescue Metals Group Ltd.	3,191
627	Karoon Gas Australia Ltd. ●	2,085
1,075	Treasury Wine Estates Ltd.	4,926
		10,202
	Austria - 0.3%
31	Raiffeisen Bank International AG	851
168	Zumbotel AG	3,461
		4,312
	Belgium - 1.1%
37	Ageas	1,327
108	Anheuser-Busch InBev N.V.	11,651
25	UCB S.A.	2,252
		15,230
	Brazil - 0.8%
209	Ambev S.A.	1,440
34	GOL Linhas Aereas Inteligentes S.A. ADR	205
140	Itau Unibanco Banco Multiplo S.A. ADR	2,161
96	Kroton Educacional S.A.	2,555
298	Petroleo Brasileiro S.A. ADR	5,013
		11,374
	Canada - 4.1%
144	Air Canada Class A ●	1,264
26	Alimentation Couche-Tard, Inc.	712
60	Bank of Nova Scotia	4,054
29	Barrick Gold Corp.	529
590	Bombardier, Inc. Class B	2,018
211	Cameco Corp.	4,260
73	Canadian National Railway Co.	4,897
20	Canadian Natural Resources Ltd.	863
31	Canadian Natural Resources Ltd. ADR	1,347
231	DHX Media Ltd.	1,491
88	Eldorado Gold Corp.	651
30	Element Financial Corp. ●	390
82	Enbridge, Inc.	4,016
170	Imperial Oil Ltd.	8,743
846	Ivanhoe Mines Ltd. ●	1,171
124	Kinross Gold Corp.	494
33	Methanex Corp.	2,154
38	Methanex Corp. ADR	2,503
146	Norbord, Inc.	3,037
115	Pacific Rubiales Energy Corp.	2,197
83	Quebecor, Inc.	2,002
104	Tim Hortons, Inc.	5,787
332	Trican Well Service Ltd.	4,793
		59,373
	Cayman Islands - 0.2%
3,827	Hilong Holdings Ltd.	2,146

	Chile - 0.1%
625	Vina Concha Y Tora S.A.	1,225

	China - 5.6%
23	21Vianet Group, Inc. ADR ●	627
2,432	AMVIG Holdings Ltd.	913
18	Baidu, Inc. ADR ●	3,940
6,644	China Construction Bank	5,084
10,563	China Longyuan Power Group Corp.	10,733
1,958	China Machinery Engineering Corp.	1,188
5,497	China Petroleum & Chemical Corp. Class H	5,382
601	China Shineway Pharmaceutical Group Ltd.	1,005
32	ChinaCache International Holdings Ltd. ADR ●	418
805	Dongfeng Motor Group Co., Ltd.	1,430
81	E-House China Holdings Ltd.	889
571	ENN Energy Holdings Ltd.	4,039
25,861	GCL-Poly Energy Holdings Ltd.	8,349
4,101	Greatview Aseptic Packaging Co., Ltd.	3,228
4,684	Guangdong Investment Ltd.	5,253
1,701	Huabao International Holdings Ltd.	1,235
7,641	Intime Retail Group Co., Ltd.	7,119
2,498	Jiangsu Express Co., Ltd.	3,036
3,880	Lenovo Group Ltd.	5,293
844	Mandarin Oriental International Ltd.	1,553
3,134	Maoye International Holdings	523
14	NetEase, Inc. ADR	1,174
79	New Oriental Education & Technology Group, Inc. ADR	1,554
3,908	PetroChina Co., Ltd.	5,065
93	Ping An Insurance (Group) Co.	790
1,093	Zhongsheng Group Holdings Ltd.	1,388
		81,208
	Denmark - 0.3%
118	DSV AS	3,721

	Finland - 0.3%
71	Kone Oyj Class B	2,980
128	Nokia Corp. ADR	1,018
		3,998
	France - 3.5%
31	Air Liquide	3,908
15	BNP Paribas	969
54	Compagnie De Saint-Gobain	2,625
103	Edenred	3,226
148	Groupe Eurotunnel S.A.	1,956
17	Icade REIT	1,603
56	Innate Pharma S.A. ●	557
21	Lafarge S.A.	1,671
135	Orange S.A.	2,116
656	Rexel S.A.	12,712
29	Safran S.A.	1,691
104	Schneider Electric S.A.	8,784
2,307	Solocal Group	1,885
33	Total S.A.	2,125
130	UbiSoft Entertainment S.A. ●	2,177
27	Vallourec S.A.	1,212
13	Vinci S.A.	895
		50,112
	Germany - 1.0%
36	BASF SE	3,765
44	Deutsche Post AG	1,399
66	Deutsche Wohnen AG	1,436
19	Metro AG	671
7	Muenchener Rueckversicherungs	1,558
14	Rheinmetall AG	870
13	Siemens AG	1,654

1

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.1% - (continued)
	Germany - 1.0% - (continued)
25	Wacker Chemie AG	$2,849
		14,202
	Greece - 0.8%
2,312	Alpha Bank A.E. ●	1,847
39	Ellaktor S.A.	198
1,628	Eurobank Ergasias S.A. ●	730
118	EuroBank Properties REIT	1,503
79	Hellenic Telecommunications Organization S.A.	1,084
174	Opap S.A.	2,830
316	Piraeus Bank S.A. ●	665
310	Tsakos Energy Navigation Ltd.	2,197
		11,054
	Hong Kong - 1.8%
1,080	AIA Group Ltd.	5,785
1,908	Baoxin Automotive Group Ltd.	1,536
655	Cheung Kong Infrastructure Holdings Ltd.	4,614
557	China Lesso Group Holdings Ltd.	328
1,122	China Resources Cement	810
174	China Resources Gas Group LT	547
386	China Resources Land Ltd.	900
1,222	Huadian Fuxin Energy Corp. Ltd.	622
553	Luk Fook Holdings International Ltd.	1,717
1,947	Pacific Basin Ship	1,173
1,121	Samsonite International S.A.	3,474
236	Shanghai Industrial Holdings Ltd.	785
1,207	SmarTone Telecommunications Holdings Ltd.	1,754
640	Towngas China Co., Ltd.	737
1,200	Truly International Holdings	722
485	Xingda International Holdings	195
		25,699
	India - 0.6%
36	Bajaj Automotive Ltd.	1,238
40	HDFC Bank Ltd. ADR	1,897
55	ICICI Bank Ltd.	1,327
1,139	NTPC Ltd.	2,718
69	Reliance Industries Ltd.	1,137
		8,317
	Indonesia - 0.1%
27,667	Bekasi Fajar Industrial Estate Tbk PT	1,390

	Ireland - 0.5%
5,505	Bank of Ireland ●	1,934
330	C&C Group plc	1,872
81	CRH plc	1,883
243	Greencore Group plc	1,084
47	Smurfit Kappa Group plc	1,014
		7,787
	Italy - 1.5%
283	Anima Holding S.p.A. ●	1,689
401	Assicurazioni Generali S.p.A.	8,366
118	Banca Generali S.p.A.	3,308
28	Brunello Cucinelli S.p.A.	637
204	Fiat S.p.A.	1,955
139	FinecoBank Banca Fineco S.p.A. ●	730
691	Snam S.p.A.	4,071
762	Telecom Italia S.p.A.	878
		21,634
	Japan - 8.6%
102	Avex, Inc.	1,737
68	CyberAgent, Inc.	2,279
161	Daiichi Sankyo Co., Ltd.	2,926
16	Denso Corp.	747
76	Denyo Co., Ltd.	1,155
68	Eisai Co., Ltd.	2,863
108	Hitachi Transport System Ltd.	1,628
226	Hokkaido Electric Power Co.	1,954
166	Ichiyoshi Securities Co., Ltd.	2,038
119	Isuzu Motors Ltd.	826
834	Japan Display, Inc. ●	4,765
69	Japan Exchange Group, Inc.	1,567
15	Japan Tobacco, Inc.	531
364	JSR Corp.	6,281
13	KDDI Corp.	761
53	Kirin Brewery Co., Ltd.	737
81	Kyushu Electric Power Co., Inc.	904
402	Leopalace21 Corp. ●	1,787
33	Mitsubishi Corp.	697
1,658	Mitsubishi UFJ Financial Group, Inc.	9,777
178	Mitsubishi UFJ Lease & Finance Co., Ltd.	996
177	Mitsui Fudosan Co., Ltd.	5,843
614	Mitsui O.S.K. Lines Ltd.	2,276
69	Musashi Seimitsu Industry Co., Ltd.	1,691
178	NEC Corp.	687
63	Nidec Corp.	4,087
131	Nikkiso Co., Ltd.	1,548
84	Nippon Telegraph & Telephone Corp.	5,598
538	Nippon Yusen	1,540
296	NTT DoCoMo, Inc.	5,185
263	Okuma Corp.	2,419
17	Olympus Corp.	626
131	Ono Pharmaceutical Co., Ltd.	11,118
160	ORIX Corp.	2,581
248	Rakuten, Inc.	3,260
71	Seven & I Holdings Co., Ltd.	2,947
1,261	Shinsei Bank Ltd.	2,666
162	Shionogi & Co., Ltd.	3,500
828	Sumco Corp.	7,625
356	T&D Holdings, Inc.	4,467
56	Takeda Pharmaceutical Co., Ltd.	2,563
28	Tokio Marine Holdings, Inc.	874
120	Tonengeneral Sekiyu KK	1,048
247	Toshiba Corp.	1,099
15	Toyota Industries Corp.	750
167	Yahoo! Japan Corp.	754
		123,708
	Jersey - 0.2%
437	Glencore plc	2,642

	Luxembourg - 0.5%
14	Braas Monier Building Group ●	371
45	Nielsen N.V.	2,095
109	SES Global S.A.	4,009
		6,475
	Malaysia - 0.2%
4,277	AirAsia Berhad ☼	3,259

	Mexico - 0.3%
192	Cemex S.A.B. de C.V. ADR ●	2,417

2

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.1% - (continued)
	Mexico - 0.3% - (continued)
379	Grupo Financiero Banorte S.A.B. de C.V.	$2,520
		4,937
	Netherlands - 2.1%
39	Akzo Nobel N.V.	2,818
130	Delta Lloyd N.V.	3,009
128	ING Groep N.V. ●	1,663
356	Koninklijke (Royal) KPN N.V. ●	1,137
39	Lookout, Inc. ⌂●†	442
23	NN Group N.V. ●	658
195	NXP Semiconductors N.V. ●	12,130
37	Unilever N.V.	1,514
128	Unilever N.V. NY Shares ADR	5,279
60	Wolters Kluwer N.V.	1,654
		30,304
	New Zealand - 0.0%
3	Xero Ltd. ●	56

	Norway - 0.5%
334	Telenor ASA	7,688

	Philippines - 0.1%
3,308	LT Group, Inc.	1,208

	Poland - 0.1%
217	TVN S.A. ●	986

	Russia - 0.1%
152	OAO Gazprom Class S ADR	1,109

	Singapore - 0.1%
175	City Developments Ltd.	1,478

	South Africa - 0.2%
165	Harmony Gold Mining Co., Ltd.	507
24	Naspers Ltd.	3,009
		3,516
	South Korea - 1.2%
11	Doosan Corp.	1,304
6	E-Mart Co., Ltd.	1,427
107	Hynix Semiconductor, Inc.	4,669
10	Hyundai Home Shopping Network Corp.	1,651
5	Hyundai Mobis Co., Ltd.	1,424
41	Korea Electric Power Corp.	1,701
3	OCI Co., Ltd.	549
2	Samsung Electronics Co., Ltd.	1,974
43	Shinhan Financial Group Co., Ltd.	2,117
4	SK Telecom Co., Ltd.	1,071
		17,887
	Spain - 0.6%
87	Almirall S.A.	1,329
13	Amadeus IT Holding S.A. Class A	530
444	Banco Bilbao Vizcaya Argentaria S.A.	5,456
38	Bolsas Y Mercados Espanoles	1,748
		9,063
	Sweden - 1.5%
57	Arcam AB ●	1,576
52	Assa Abloy Ab	2,541
166	Atlas Copco Ab	4,960
115	Castellum AB	1,930
80	Electrolux AB Series B	1,988
125	SKF AB Class B	2,949
51	Svenska Cellulosa AB Class B	1,259
34	Svenska Handelsbanken AB Class A	1,629
138	Trelleborg AB	2,652
		21,484
	Switzerland - 2.7%
135	EFG International AG ●	1,609
1	Givaudan	878
173	Julius Baer Group Ltd.	7,359
15	Kuehne & Nagel International AG	2,019
66	Nestle S.A.	4,895
47	Roche Holding AG	13,634
10	Sulzer AG	1,296
116	UBS AG ☼	1,997
19	Zurich Financial Services AG	5,442
		39,129
	Taiwan - 0.6%
1,422	Compal Electronics, Inc.	1,309
679	Taiwan Semiconductor Manufacturing Co., Ltd.	2,722
102	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,046
2,175	WPG Holdings Co., Ltd. ●	2,884
		8,961
	Thailand - 0.5%
325	Bangkok Bank Public Co. NVDR	1,965
3,439	Major Cineplex Group Public Co., Ltd.	2,110
978	PTT Chemical Public Co., Ltd.	1,993
471	Total Access Communication Public Co., Ltd.	1,505
		7,573
	United Kingdom - 6.0%
139	AstraZeneca plc	10,176
84	AstraZeneca plc ADR	6,108
403	Balfour Beatty plc	1,618
183	Barclays Bank plc ADR	693
199	BG Group plc	3,930
51	BHP Billiton plc ‡	1,739
119	British American Tobacco plc	6,989
227	Compass Group plc	3,692
35	Delphi Automotive plc	2,331
164	Diageo Capital plc	4,922
489	Direct Line Insurance Group plc	2,345
1,066	Henderson Group plc	4,359
391	HSBC Holdings plc	4,194
99	Imperial Tobacco Group plc	4,298
9	Kennedy Wilson Europe Real Estate plc ●	167
184	Marks & Spencer Group plc	1,333
1,845	Monitise plc ●	1,419
115	National Grid plc	1,639
64	Nomad Holdings Ltd. ●†	665
503	Optimal Payments plc ●	3,846
40	Persimmon plc	843
413	Qinetiq Group plc	1,439
33	Rio Tinto plc	1,867
53	Rio Tinto plc ADR	3,030
98	Rolls-Royce Holdings plc	1,718
362	Standard Chartered plc	7,501
402	Vodafone Group plc	1,339

3

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.1% - (continued)
	United Kingdom - 6.0% - (continued)
74	WPP plc	$1,470
		85,670
	United States - 48.4%
23	Accenture plc	1,851
39	ACCO Brands Corp. ●	256
40	ACE Ltd.	3,958
61	Actavis plc ●	13,075
676	Activision Blizzard, Inc.	15,118
33	Acuity Brands, Inc.	3,586
25	Adobe Systems, Inc. ●	1,753
33	Advance Automotive Parts, Inc.	4,025
30	Aetna, Inc.	2,336
76	Akamai Technologies, Inc. ●	4,468
21	Alkermes plc ●	885
727	Allstar Co. ⌂●†	654
24	Alnylam Pharmaceuticals, Inc. ●	1,290
4	Amazon.com, Inc. ●	1,255
310	American International Group, Inc.	16,118
10	Anadarko Petroleum Corp.	1,101
146	Angie's List, Inc. ●	1,213
97	AOL, Inc. ●	3,735
143	Apigee Corp. ⌂●†	375
53	Apple, Inc.	5,097
436	Applied Materials, Inc.	9,143
216	Arena Pharmaceuticals, Inc. ●	1,002
115	Ares Capital Corp.	1,914
186	Aruba Networks, Inc. ●	3,329
13	Athlon Energy, Inc. ●	601
75	Autodesk, Inc. ●	4,009
44	Automatic Data Processing, Inc.	3,551
3	AutoZone, Inc. ●	1,424
17	AvalonBay Communities, Inc. REIT	2,523
11	Belden, Inc.	727
12	Berry Plastics Group, Inc. ●	282
4	Biogen Idec, Inc. ●	1,341
13	BlackRock, Inc.	4,018
89	Bloomin' Brands, Inc. ●	1,743
77	Boyd Gaming Corp. ●	851
541	Bristol-Myers Squibb Co.	27,410
56	Cabot Oil & Gas Corp.	1,837
157	Cadence Design Systems, Inc. ●	2,644
1,480	Capstone Turbine Corp. ●	2,057
65	Cardinal Health, Inc.	4,651
1,551	CareView Communications, Inc. ●†	915
54	CBRE Group, Inc. ●	1,662
37	Celanese Corp.	2,150
107	Chevron Corp.	13,841
59	Cisco Systems, Inc.	1,492
50	Citigroup, Inc.	2,443
32	Clean Harbors, Inc. ●	1,837
15	Cloudera, Inc. ⌂●†	333
419	Cobalt International Energy, Inc. ●	6,706
11	Comcast Corp. Class A	580
86	Comverse, Inc. ●	2,198
45	Concur Technologies, Inc. ●	4,202
9	CoStar Group, Inc. ●	1,289
89	Coty, Inc.	1,522
80	Crocs, Inc. ●	1,275
29	Crown Holdings, Inc. ●	1,359
8	CVS Caremark Corp.	641
47	D.R. Horton, Inc.	971
51	Danaher Corp.	3,760
61	DataLogix Holdings ⌂●†	567
91	DigitalGlobe, Inc. ●	2,384
19	DISH Network Corp. ●	1,167
19	DocuSign, Inc. ⌂●†	393
110	Dollar Tree, Inc. ●	5,986
10	DreamWorks Animation SKG, Inc. ●	195
11	Dropbox, Inc. ⌂●†	222
59	E.I. DuPont de Nemours & Co.	3,814
10	Ecolab, Inc.	1,119
29	Edison International	1,589
31	Eli Lilly & Co.	1,905
52	Ellie Mae, Inc. ●	1,491
127	EMC Corp.	3,732
146	Enernoc, Inc. ●	2,619
83	Envision Healthcare Holdings ●	2,979
31	Equifax, Inc. ●	2,379
243	Essence Holding Group ⌂●†	347
15	Esterline Technologies Corp. ●	1,578
79	Facebook, Inc. ●	5,726
7	FedEx Corp.	1,028
57	Freescale Semiconductor Holdings Ltd. ●	1,145
14	GameStop Corp. Class A	591
67	General Electric Co.	1,675
89	Gilead Sciences, Inc. ●	8,145
116	Glu Mobile, Inc. ●	652
33	GNC Holdings, Inc.	1,092
184	Gogo, Inc. ●	2,978
11	Goldman Sachs Group, Inc.	1,966
5	Google, Inc. Class A ●	3,050
22	Google, Inc. Class C ●	12,819
888	Groupon, Inc. ●	5,743
230	GT Advanced Technologies, Inc. ●	3,188
31	Halliburton Co.	2,142
79	HCA Holdings, Inc. ●	5,135
136	HD Supply Holdings, Inc. ●	3,464
91	Hilton Worldwide Holdings, Inc. ●	2,210
37	HollyFrontier Corp.	1,732
54	Home Inns & Hotels Management, Inc. ●	1,928
12	IAC/InterActiveCorp.	830
10	IBM Corp.	2,011
29	IHS, Inc. ●	3,749
9	Illumina, Inc. ●	1,509
23	Incyte Corp. ●	1,079
116	Intel Corp.	3,947
121	International Paper Co.	5,754
71	Johnson & Johnson	7,072
108	JP Morgan Chase & Co.	6,238
65	Juniper Networks, Inc. ●	1,518
8	Kansas City Southern	851
18	Kate Spade & Co. ●	671
27	KBR, Inc.	567
117	Knoll, Inc.	1,971
23	Kraft Foods Group, Inc.	1,216
9	LendingClub Corp. ⌂●†	165
23	Level 3 Communications, Inc. ●	1,025
24	Lockheed Martin Corp.	4,070
16	Loral Space & Communications, Inc. ●	1,148
167	Lowe's Cos., Inc.	8,000

4

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.1% - (continued)
	United States - 48.4% - (continued)
29	Manpowergroup, Inc.	$2,290
62	Markit Ltd. ●	1,577
34	Marsh & McLennan Cos., Inc.	1,711
11	Martin Marietta Materials, Inc.	1,343
112	Masco Corp.	2,338
260	Maxim Integrated Products, Inc.	7,614
80	McDermott International, Inc. ●	587
58	McDonald's Corp.	5,513
20	McGraw Hill Financial, Inc.	1,584
65	Medtronic, Inc.	4,010
399	Merck & Co., Inc.	22,666
110	MetLife, Inc.	5,781
375	Micron Technology, Inc. ●	11,454
250	Microsoft Corp.	10,770
315	Mondelez International, Inc.	11,358
42	Monster Beverage Corp. ●	2,712
487	Monster Worldwide, Inc. ●	3,163
17	Moog, Inc. Class A ●	1,145
50	National Oilwell Varco, Inc.	4,067
11	Netflix, Inc. ●	4,760
11	New Relic, Inc. ⌂●†	280
60	Norwegian Cruise Line Holdings Ltd. ●	1,957
148	Office Depot, Inc. ●	740
57	Omnicom Group, Inc.	3,955
47	One Kings Lane, Inc. ⌂●†	735
113	Oracle Corp.	4,580
19	Outerwall, Inc. ●	1,031
60	Owens Corning, Inc.	2,049
36	Packaging Corp. of America	2,401
122	Pandora Media, Inc. ●	3,053
1	Panera Bread Co. Class A ●	160
20	Parker-Hannifin Corp.	2,305
903	ParkerVision, Inc. ●	1,128
66	Pentair plc	4,235
53	Pioneer Natural Resources Co.	11,716
111	Platform Specialty Products Corp. PIPE ●	2,731
71	PNC Financial Services Group, Inc.	5,875
86	Portola Pharmaceuticals, Inc. ●	2,159
42	Praxair, Inc.	5,438
8	Priceline (The) Group, Inc. ●	10,121
46	Principal Financial Group, Inc.	2,266
90	Procter & Gamble Co.	6,960
326	Pulte Group, Inc.	5,760
60	Pure Storage, Inc. ⌂●†	846
34	QEP Resources, Inc.	1,138
122	Qualcomm, Inc.	9,004
13	Range Resources Corp.	1,013
86	Realogy Holdings Corp. ●	3,149
16	Regeneron Pharmaceuticals, Inc. ●	5,206
36	Reliance Steel & Aluminum	2,461
57	Rent-A-Center, Inc.	1,369
28	Restoration Hardware Holdings, Inc. ●	2,255
32	Robert Half International, Inc.	1,580
41	Salesforce.com, Inc. ●	2,226
12	Salix Pharmaceuticals Ltd. ●	1,592
15	Signet Jewelers Ltd.	1,549
59	Solar Cayman Ltd. ⌂■●†	4
19	Southern Co.	827
46	Southwestern Energy Co. ●	1,886
35	Starwood Hotels & Resorts, Inc.	2,681
17	Stratasys Ltd. ●	1,717
248	SunEdison, Inc. ●	4,963
28	SunPower Corp. ●	1,043
11	Superior Energy Services, Inc.	356
17	Tableau Software, Inc. ●	1,092
27	TE Connectivity Ltd.	1,700
29	Teledyne Technologies, Inc. ●	2,688
73	Teradata Corp. ●	3,080
51	Tesaro, Inc. ●	1,458
923	TherapeuticsMD, Inc. ●	4,281
23	Time Warner, Inc.	1,935
97	TJX Cos., Inc.	5,151
39	Tory Burch LLC ⌂●†	2,621
37	Total System Services, Inc.	1,171
12	TransDigm Group, Inc.	2,022
9	Tribune Media Co. - Class A ●	746
2	Tribune Publishing Co. ●	48
82	Tuesday Morning Corp. ●	1,345
160	Two Harbors Investment Corp. REIT	1,641
42	Uber Technologies, Inc. ⌂●†	2,352
165	United Continental Holdings, Inc. ●	7,640
59	United Parcel Service, Inc. Class B	5,686
50	United Technologies Corp.	5,309
59	UnitedHealth Group, Inc.	4,773
98	UTI Worldwide, Inc. ●	922
40	Verint Systems, Inc. ●	1,882
37	Verizon Communications, Inc.	1,845
67	Vertex Pharmaceuticals, Inc. ●	5,923
45	Vulcan Materials Co.	2,830
10	W.W. Grainger, Inc.	2,384
36	Walgreen Co.	2,482
102	Wal-Mart Stores, Inc.	7,473
84	Wells Fargo & Co.	4,297
15	Western Digital Corp.	1,545
27	Weyerhaeuser Co. REIT	840
26	Whirlpool Corp.	3,679
68	Wisdomtree Investment, Inc. ●	693
30	Wyndham Worldwide Corp.	2,278
65	Xcel Energy, Inc.	2,002
16	Yelp, Inc. ●	1,041
97	Zoetis, Inc.	3,181
		697,627
	Total Common Stocks
	(Cost $1,387,679)	$1,412,486

Preferred Stocks - 0.4%
	Brazil - 0.1%
66	Cia Paranaense de Energie	$1,021

	Germany - 0.3%
115	ProSieben Sat.1 Media AG	4,830

	Total Preferred Stocks
	(Cost $6,110)	$5,851

5

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Warrants - 0.0%
	Greece - 0.0%
111	Alpha Bank A.E.	$227
113	Piraeus Bank S.A.	124
		351
	United Kingdom - 0.0%
64	Nomad Holdings Ltd. †	28

	Total Warrants
	(Cost $402)	$379

	Total Long-Term Investments (Cost $1,394,191)	$1,418,716

Short-Term Investments - 1.4%
	Repurchase Agreements - 1.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $2,490, collateralized by GNMA 4.00%, 2044, value of $2,540)
$2,490	0.08%, 7/31/2014	$2,490
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $971,
collateralized by FHLMC 2.00% - 3.50%, 2023 -
2043, FNMA 2.00% - 4.50%, 2026 - 2042,
	GNMA 3.00%, 2043, value of $990)
971	0.08%, 7/31/2014	971
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$2,082, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $2,124)
2,082	0.07%, 7/31/2014	2,082
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $2,791, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $2,847)
2,791	0.06%, 7/31/2014	2,791
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $2,068, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury Note
	0.75% - 3.38%, 2018 - 2023, value of $2,110)
2,068	0.06%, 7/31/2014	2,068
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $2,559, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $2,610)
2,559	0.09%, 7/31/2014	2,559
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,524, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury Note
	0.25% - 4.25%, 2015 - 2018, value of $1,554)
1,524	0.07%, 7/31/2014	1,524
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$5,511, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $5,622)
5,511	0.08%, 7/31/2014	5,511
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $57, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $59)
57	0.07%, 7/31/2014	57
		20,053
	Total Short-Term Investments
	(Cost $20,053)	$20,053

Total Investments
(Cost $1,414,244) ▲	99 .9%	$1,438,769
Other Assets and Liabilities	0 .1%	1,864
Total Net Assets	100 .0%	$1,440,633

6

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $1,422,325 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$78,057
Unrealized Depreciation	(61,613)
Net Unrealized Appreciation	$16,444

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the July 31, 2014, the aggregate value of these securities was $11,944, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $4, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	727	Allstar Co.	$316
04/2014	143	Apigee Corp.	416
02/2014	15	Cloudera, Inc.	218
05/2014	61	DataLogix Holdings	630
02/2014	19	DocuSign, Inc.	255
01/2014	11	Dropbox, Inc.	204
05/2014	243	Essence Holding Group	385
04/2014	9	LendingClub Corp.	184
07/2014	39	Lookout, Inc.	442
04/2014	11	New Relic, Inc.	311
01/2014	47	One Kings Lane, Inc.	721
04/2014	60	Pure Storage, Inc.	940
03/2007	59	Solar Cayman Ltd. - 144A	17
11/2013	39	Tory Burch LLC	3,091
06/2014	42	Uber Technologies, Inc.	2,613

At July 31, 2014, the aggregate value of these securities was $10,336, which represents 0.7% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $296 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

7

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Sell	08/05/2014	HSBC	$102	$101	$1	$–
CAD	Buy	08/01/2014	BCLY	117	116	–	(1)
CAD	Sell	08/06/2014	JPM	196	196	–	–
CAD	Sell	08/05/2014	MSC	123	123	–	–
CHF	Buy	08/04/2014	SSG	152	152	–	–
CHF	Sell	08/06/2014	SSG	198	198	–	–
EUR	Buy	08/05/2014	BCLY	1,442	1,442	–	–
EUR	Buy	08/04/2014	JPM	1,239	1,240	1	–
EUR	Sell	08/05/2014	BCLY	69	69	–	–
EUR	Sell	08/01/2014	CBK	29	29	–	–
EUR	Sell	08/04/2014	JPM	38	38	–	–
GBP	Buy	08/01/2014	CBK	204	203	–	(1)
GBP	Sell	08/01/2014	CBK	105	104	1	–
GBP	Sell	08/04/2014	JPM	191	191	–	–
HKD	Sell	08/01/2014	BCLY	138	138	–	–
HKD	Sell	08/04/2014	BCLY	165	165	–	–
HKD	Sell	08/04/2014	JPM	23	23	–	–
ILS	Sell	08/04/2014	SSG	844	844	–	–
JPY	Buy	12/03/2014	BCLY	546	539	–	(7)
JPY	Buy	12/03/2014	BOA	2,134	2,120	–	(14)
JPY	Buy	12/03/2014	CBK	1,838	1,826	–	(12)
JPY	Buy	08/05/2014	DEUT	534	534	–	–
JPY	Buy	12/03/2014	DEUT	677	675	–	(2)
JPY	Buy	08/04/2014	HSBC	222	221	–	(1)
JPY	Buy	12/03/2014	SCB	1,159	1,145	–	(14)
JPY	Sell	12/03/2014	BCLY	11,564	11,448	116	–
JPY	Sell	12/03/2014	BOA	2,237	2,216	21	–
JPY	Sell	09/17/2014	CBK	9,395	9,249	146	–
JPY	Sell	12/03/2014	CBK	2,236	2,216	20	–
JPY	Sell	08/05/2014	DEUT	523	523	–	–
JPY	Sell	12/03/2014	DEUT	419	426	–	(7)
JPY	Sell	12/03/2014	UBS	2,694	2,738	–	(44)
MYR	Buy	08/01/2014	JPM	66	65	–	(1)
MYR	Buy	08/04/2014	JPM	79	79	–	–
SEK	Buy	08/05/2014	SSG	165	165	–	–
Total						$306	$(104)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

8

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
MYR	Malaysian Ringgit
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NVDR	Non-Voting Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Diversification by Sector

as of July 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.1%
Consumer Staples	6.4
Energy	7.9
Financials	15.0
Health Care	13.8
Industrials	13.2
Information Technology	17.3
Materials	6.1
Services	2.6
Utilities	3.1
Total	98.5%
Short-Term Investments	1.4
Other Assets and Liabilities	0.1
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

9

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$4,742	$4,742	$–	$–
Australia	10,202	–	10,202	–
Austria	4,312	3,461	851	–
Belgium	15,230	–	15,230	–
Brazil	11,374	11,374	–	–
Canada	59,373	59,373	–	–
Cayman Islands	2,146	–	2,146	–
Chile	1,225	1,225	–	–
China	81,208	13,383	67,825	–
Denmark	3,721	–	3,721	–
Finland	3,998	1,018	2,980	–
France	50,112	1,603	48,509	–
Germany	14,202	–	14,202	–
Greece	11,054	3,700	7,354	–
Hong Kong	25,699	1,949	23,750	–
India	8,317	1,897	6,420	–
Indonesia	1,390	–	1,390	–
Ireland	7,787	2,956	4,831	–
Italy	21,634	2,419	19,215	–
Japan	123,708	–	123,708	–
Jersey	2,642	–	2,642	–
Luxembourg	6,475	6,475	–	–
Malaysia	3,259	–	3,259	–
Mexico	4,937	4,937	–	–
Netherlands	30,304	18,509	11,795	–
New Zealand	56	–	56	–
Norway	7,688	–	7,688	–
Philippines	1,208	–	1,208	–
Poland	986	986	–	–
Russia	1,109	1,109	–	–
Singapore	1,478	–	1,478	–
South Africa	3,516	–	3,516	–
South Korea	17,887	–	17,887	–
Spain	9,063	–	9,063	–
Sweden	21,484	–	21,484	–
Switzerland	39,129	1,609	37,520	–
Taiwan	8,961	2,046	6,915	–
Thailand	7,573	–	7,573	–
United Kingdom	85,670	17,765	67,905	–
United States	697,627	687,733	–	9,894
Total	$1,412,486	$850,269	$552,323	$9,894
Preferred Stocks	5,851	1,021	4,830	–
Warrants	379	379	–	–
Short-Term Investments	20,053	–	20,053	–
Total	$1,438,769	$851,669	$577,206	$9,894
Foreign Currency Contracts*	306	–	306	–
Total	$306	$–	$306	$–
Liabilities:
Foreign Currency Contracts*	104	–	104	–
Total	$104	$–	$104	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $2,124 were transferred from Level 1 to Level 2, and investments valued at $2,247 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
	1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
	2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
	3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

10

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2014
Assets:
Common Stocks	$2,565	$84	$(1,371	)†	$—	$9,969	$(230)	$—	$(1,123)	$9,894
Warrants	4	—	—		—	—	—	—	(4)	—
Total	$2,569	$84	$(1,371)		$—	$9,969	$(230)	$—	$(1,127)	$9,894

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
	1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
	2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
	3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $(1,303).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

11

Hartford Global Equity Income Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.4%
	Banks - 9.7%
360	Banco Bilbao Vizcaya Argentaria S.A.	$4,431
316	Barclays Bank plc ADR	1,200
672	HSBC Holdings plc	7,206
762	Mitsubishi UFJ Financial Group, Inc.	4,493
81	PNC Financial Services Group, Inc.	6,663
58	Svenska Handelsbanken AB Class A	2,800
		26,793
	Capital Goods - 5.6%
114	General Electric Co.	2,876
57	Mitsubishi Corp.	1,199
101	Schneider Electric S.A.	8,600
23	Siemens AG	2,843
		15,518
	Diversified Financials - 5.7%
17	Atlas Mara Co-Nvest Ltd. ⌂●†	185
8	BlackRock, Inc.	2,285
3	Bolsas Y Mercados Espanoles	145
1,052	Henderson Group plc	4,300
154	JP Morgan Chase & Co.	8,901
		15,816
	Energy - 7.5%
—	BP plc	4
77	Chevron Corp.	9,964
69	Marathon Oil Corp.	2,662
3,404	PetroChina Co., Ltd.	4,412
—	Royal Dutch Shell plc	6
57	Total S.A.	3,652
		20,700
	Food, Beverage and Tobacco - 5.8%
205	British American Tobacco plc	12,012
39	Kraft Foods Group, Inc.	2,089
50	Unilever N.V.	2,072
		16,173
	Household and Personal Products - 1.9%
67	Procter & Gamble Co.	5,211

	Insurance - 7.8%
102	Assicurazioni Generali S.p.A.	2,139
189	Delta Lloyd N.V.	4,369
58	Marsh & McLennan Cos., Inc.	2,925
50	MetLife, Inc.	2,614
4	Muenchener Rueckversicherungs	823
48	Tokio Marine Holdings, Inc.	1,503
25	Zurich Financial Services AG	7,399
		21,772
	Materials - 11.2%
42	Akzo Nobel N.V.	3,017
87	BHP Billiton plc	2,952
93	E.I. DuPont de Nemours & Co.	6,006
208	International Paper Co.	9,902
37	Lafarge S.A.	2,872
45	Methanex Corp. ADR	2,917
1,681	PTT Chemical Public Co., Ltd.	3,425
		31,091
	Media - 0.9%
128	WPP plc	2,543

	Pharmaceuticals, Biotechnology and Life Sciences - 13.6%
38	AstraZeneca plc	2,794
17	AstraZeneca plc ADR	1,237
64	Bristol-Myers Squibb Co.	3,249
147	Daiichi Sankyo Co., Ltd.	2,677
74	Eisai Co., Ltd.	3,126
31	Johnson & Johnson	3,084
211	Merck & Co., Inc.	11,993
33	Roche Holding AG	9,607
		37,767
	Real Estate - 3.1%
198	Castellum AB	3,317
114	Deutsche Wohnen AG	2,470
29	Icade REIT	2,755
		8,542
	Semiconductors and Semiconductor Equipment - 8.3%
342	Intel Corp.	11,578
266	Maxim Integrated Products, Inc.	7,792
902	Taiwan Semiconductor Manufacturing Co., Ltd.	3,617
		22,987
	Software and Services - 3.1%
7	Dropbox, Inc. ⌂●†	112
194	Microsoft Corp.	8,369
		8,481
	Technology Hardware and Equipment - 0.2%
6	Apple, Inc.	595
2	Pure Storage, Inc. ⌂●†	35
		630
	Telecommunication Services - 7.6%
125	Nippon Telegraph & Telephone Corp.	8,274
153	NTT DoCoMo, Inc.	2,685
237	Telenor ASA	5,454
62	Verizon Communications, Inc.	3,144
425	Vodafone Group plc	1,416
		20,973
	Transportation - 2.7%
75	Deutsche Post AG	2,404
4,288	Jiangsu Express Co., Ltd.	5,212
		7,616
	Utilities - 3.7%
50	Edison International	2,713
198	National Grid plc	2,817
33	Southern Co.	1,424
112	Xcel Energy, Inc.	3,437
		10,391
	Total Common Stocks
	( Cost $275,545)	$273,004

Preferred Stocks - 0.9%
	Media - 0.9%
62	ProSieben Sat.1 Media AG	$2,610

	Total Preferred Stocks
	(Cost $2,863)	$2,610

12

Hartford Global Equity Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Warrants - 0.0%
	Diversified Financials - 0.0%
17	Atlas Mara Co-Nvest Ltd. ⌂†	$25

	Total Warrants
	(Cost $–)	$25

	Total Long-Term Investments
	(Cost $278,408)	$275,639

Short-Term Investments - 0.5%
Repurchase Agreements - 0.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $181, collateralized by GNMA 4.00%, 2044, value of $185)
$181	0.08%, 7/31/2014	$181
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $71,
collateralized by FHLMC 2.00% - 3.50%, 2023 -
2043, FNMA 2.00% - 4.50%, 2026 - 2042,
	GNMA 3.00%, 2043, value of $72)
71	0.08%, 7/31/2014	71
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $151,
collateralized by U.S. Treasury Bill 0.05% -
0.10%, 2014 - 2015, U.S. Treasury Bond 2.75%
- 11.25%, 2015 - 2044, U.S. Treasury Note
	0.13% - 4.63%, 2014 - 2023, value of $155)
151	0.07%, 7/31/2014	151
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $203, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $207)
203	0.06%, 7/31/2014	203
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $151, collateralized by U.S. Treasury
Bond 6.38%, 2027, U.S. Treasury Note 0.75% -
	3.38%, 2018 - 2023, value of $154)
151	0.06%, 7/31/2014	151
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $186, collateralized by U.S. Treasury
Bill 0.12%, 2015, U.S. Treasury Bond 5.00%,
2037, U.S. Treasury Note 2.63%, 2020, value of
	$190)
186	0.09%, 7/31/2014	186
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $111, collateralized by U.S. Treasury
Bond 4.38%, 2040, U.S. Treasury Note 0.25% -
	4.25%, 2015 - 2018, value of $113)
111	0.07%, 7/31/2014	111
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $401,
collateralized by FHLMC 3.50% - 4.00%, 2026 -
2043, FNMA 2.50% - 5.00%, 2025 - 2044, U.S.
	Treasury Note 0.50%, 2016, value of $409)
401	0.08%, 7/31/2014	401
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $4, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $4)
4	0.07%, 7/31/2014	4
		1,459
	Total Short-Term Investments
	(Cost $1,459)	$1,459

Total Investments
(Cost $279,867) ▲	99.8%	$277,098
Other Assets and Liabilities	0.2%	493
Total Net Assets	100.0%	$277,591

13

Hartford Global Equity Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $280,862 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,755
Unrealized Depreciation	(9,519)
Net Unrealized Depreciation	$(3,764)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the July 31, 2014, the aggregate value of these securities was $357, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
12/2013	17	Atlas Mara Co-Nvest Ltd. Warrants	$–
12/2013	17	Atlas Mara Co-Nvest Ltd.	168
05/2012	7	Dropbox, Inc.	64
04/2014	2	Pure Storage, Inc.	39

At July 31, 2014, the aggregate value of these securities was $357, which represents 0.1% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Buy	08/05/2014	BCLY	$1,865	$1,865	$–	$–
ILS	Sell	08/04/2014	SSG	406	406	–	–
Total						$–	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

14

Hartford Global Equity Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	EURO
ILS	Israeli New Shekel

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Country
as of July 31, 2014
Percentage of
Country	Net Assets
British Virgin Islands	0.1%
Canada	1.1
China	3.5
France	6.4
Germany	4.0
Italy	0.8
Japan	8.6
Netherlands	3.4
Norway	2.0
Spain	1.6
Sweden	2.2
Switzerland	6.1
Taiwan	1.3
Thailand	1.2
United Kingdom	13.9
United States	43.1
Short-Term Investments	0.5
Other Assets and Liabilities	0.2
Total	100.0%

15

Hartford Global Equity Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Banks	$26,793	$6,663	$20,130	$–
Capital Goods	15,518	2,876	12,642	–
Diversified Financials	15,816	11,186	4,445	185
Energy	20,700	12,626	8,074	–
Food, Beverage and Tobacco	16,173	2,089	14,084	–
Household and Personal Products	5,211	5,211	–	–
Insurance	21,772	5,539	16,233	–
Materials	31,091	18,825	12,266	–
Media	2,543	–	2,543	–
Pharmaceuticals, Biotechnology and Life Sciences	37,767	19,563	18,204	–
Real Estate	8,542	2,755	5,787	–
Semiconductors and Semiconductor Equipment	22,987	19,370	3,617	–
Software and Services	8,481	8,369	–	112
Technology Hardware and Equipment	630	595	–	35
Telecommunication Services	20,973	3,144	17,829	–
Transportation	7,616	–	7,616	–
Utilities	10,391	7,574	2,817	–
Total	273,004	126,385	146,287	332
Preferred Stocks	2,610	–	2,610	–
Warrants	25	–	–	25
Short-Term Investments	1,459	–	1,459	–
Total	$277,098	$126,385	$150,356	$357
Foreign Currency Contracts*	$–	$–	$–	$–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts*	$–	$–	$–	$–
Total	$–	$–	$–	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $470 were transferred from Level 1 to Level 2, and investments valued at $670 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
	1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
	2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
	3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

16

Hartford Global Equity Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2014
Assets:
Common Stocks	$340	$—	$45	†	$—	$207	$—	$—	$(260)	$332
Warrants	—	—	25	‡	—	—	—	—	—	25
Total	$340	$—	$70		$—	$207	$—	$—	$(260)	$357

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
	1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
	2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
	3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $45.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $25.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

17

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 57.6%
	Agricultural Products - 1.2%
45	Archer-Daniels-Midland Co.	$2,091
14	Bunge Ltd. Finance Corp.	1,106
217	China Modern Dairy Holdings Ltd. ●	100
15	Cosan Ltd.	186
377	Golden Agri Resources Ltd.	161
25	GrainCorp Ltd.	198
11	Ingredion, Inc.	809
7	Kernel Holding S.A. ●	65
5	Limoneira Co.	121
15	New Britain Palm Oil Ltd.	132
2	S&W Seed Co. ●	11
12	SLC Agricola S.A.	88
280	Wilmar International Ltd.	731
		5,799
	Air Freight and Logistics - 0.1%
50	PostNL	251

	Airlines - 0.0%
184	Qantas Airways Ltd. ●	225

	Airport Services - 0.1%
1	Flughafen Zuerich AG	470

	Aluminum - 0.4%
63	Alcoa, Inc.	1,034
140	Alumina Ltd.	206
111	Aluminum Corp. of China Ltd. ●	51
54	Hindalco Industries Ltd.	169
52	Norsk Hydro ASA	310
		1,770
	Apparel Retail - 0.1%
7	Adastria Holdings Co., Ltd.	158
1	Shimamura Co., Ltd.	139
		297
	Asset Management and Custody Banks - 0.1%
4	Julius Baer Group Ltd.	183
23	Uranium Participation Corp. ●	109
		292
	Auto Parts and Equipment - 0.1%
13	Nok Corp.	265
15	Toyoda Gosei Co., Ltd.	299
		564
	Biotechnology - 0.0%
3	Evogene Ltd. ●	39
9	Genus plc	158
		197
	Brewers - 0.1%
5	Anheuser-Busch InBev N.V. ADR	518

	Building Products - 0.1%
5	Compagnie De Saint-Gobain	239

	Cable and Satellite - 0.2%
14	Comcast Corp. Class A	735

	Coal and Consumable Fuels - 0.5%
54	Consol Energy, Inc.	2,093
40	Energy Resources of Australia Ltd. ●	50
		2,143
	Commodity Chemicals - 0.1%
122	Mitsui Chemicals, Inc.	329

	Construction and Engineering - 0.9%
107	KBR, Inc.	2,212
987	Sinopec Engineering (Group) Co., Ltd.	1,125
11	Vinci S.A.	744
		4,081
	Construction Machinery and Heavy Trucks - 0.6%
16	Caterpillar, Inc.	1,648
2	CNH Industrial N.V.	18
67	Cosco Corp. Singapore Ltd.	38
—	Cummins, Inc.	19
2	Deere & Co.	172
10	Hino Motors Ltd.	137
—	Hitachi Construction Machine Co., Ltd.	7
1	Komatsu Ltd.	26
20	Kubota Corp.	265
1	Man AG	95
2	PACCAR, Inc.	130
27	Sembcorp Marine Ltd.	90
17	Yangzigiang Shipbuilding Holdings Ltd.	15
		2,660
	Construction Materials - 0.2%
17	Buzzi Unicem S.p.A.	273
8	CRH plc	180
1	Holcim Ltd.	93
3	Lafarge S.A.	197
		743
	Distillers and Vintners - 0.1%
73	Treasury Wine Estates Ltd.	333

	Diversified Banks - 0.5%
10	Banca Popolare dell-Emilia Romagna Scrl	86
95	Banco Espirito Santo S.A. ●	26
22	Dah Sing Financial Group	123
34	HSBC Holdings plc	368
10	KB Financial Group, Inc.	376
63	Mitsubishi UFJ Financial Group, Inc.	370
16	Standard Chartered plc	338
7	Sumitomo Mitsui Financial Group, Inc.	302
33	UniCredit S.p.A.	256
		2,245
	Diversified Capital Markets - 0.0%
14	UBS AG	234

	Diversified Metals and Mining - 6.6%
6	African Rainbow Minerals Ltd.	114
103	Anglo American plc	2,773
21	Antofagasta plc	285
2	Assore Ltd.	71
172	BHP Billiton Ltd.	6,100
7	BHP Billiton Ltd. ADR	529
110	BHP Billiton plc	3,746
7	BHP Billiton plc ADR	467
14	Boliden Ab	232

1

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 57.6% - (continued)
	Diversified Metals and Mining - 6.6% - (continued)
35	First Quantum Minerals Ltd.	$837
62	Freeport-McMoRan, Inc.	2,312
541	Glencore plc	3,267
217	Grupo Mexico S.A.B. de C.V.	773
25	Iluka Resources Ltd.	202
2	Jastrzebska Spolka Weglowa S.A.	33
77	Jiangxi Copper Co., Ltd.	147
8	KGHM Polska Miedz S.A.	318
—	Korea Zinc Co., Ltd.	185
35	Minera Frisco S.A.B. de C.V. ●	69
59	Mitsubishi Materials Corp.	216
31	MMC Norilsk Nickel OJSC ADR	605
9,150	Mongolian Mining Corp. ●	661
5	OZ Minerals Ltd.	20
24	Rio Tinto Ltd.	1,444
67	Rio Tinto plc	3,844
9	Rio Tinto plc ADR	507
145	Shougang Fushan Resources Group Ltd.	38
8	Southern Copper Corp.	269
28	Sumitomo Metal Mining Co., Ltd.	472
33	Teck Cominco Ltd. Class B	791
25	Turquoise Hill Resources Ltd. ●	87
6	Vedanta Resources plc	103
		31,517
	Diversified Support Services - 0.0%
5	Ceres Global AG Corp. ●	30

	Electric Utilities - 0.9%
118	Cheung Kong Infrastructure Holdings Ltd.	831
15	Korea Electric Power Corp.	638
10	NextEra Energy, Inc.	903
71	Power Assets Holdings Ltd.	630
8	Red Electrica Corporacion S.A.	727
27	Scottish & Southern Energy	669
		4,398
	Fertilizers and Agricultural Chemicals - 2.3%
12	Agrium, Inc.	1,099
3	CF Industries Holdings, Inc.	692
23	Israel Chemicals Ltd.	189
—	Israel Corp., Ltd. ●	137
6	K&S AG	192
13	Marrone Bio Innovations, Inc. ●	122
32	Monsanto Co.	3,668
19	Mosaic Co.	881
34	Potash Corp. of Saskatchewan, Inc.	1,214
6	Syngenta AG	2,026
16	Yara International ASA	737
		10,957
	Gas Utilities - 0.9%
102	China Resources Gas Group LT	320
137	ENN Energy Holdings Ltd.	971
160	Hong Kong & China Gas Co., Ltd.	350
104	Osaka Gas Co., Ltd.	433
126	Snam S.p.A.	742
524	Towngas China Co., Ltd.	603
21	UGI Corp.	1,027
		4,446
	Gold - 2.5%
9	African Barrick Gold Ltd.	39
14	Agnico Eagle Mines Ltd.	510
15	Alacer Gold Corp.	34
8	Alamos Gold, Inc.	74
5	Allied Nevada Gold Corp. ●	17
24	AngloGold Ltd. ADR	408
9	Argonaut Gold, Inc. ●	31
7	Asanko Gold, Inc. ●	18
15	AuRico Gold, Inc.	61
18	Avocet Mining plc ●	2
42	B2Gold Corp. ●	108
19	Banro Corp. ●	5
94	Barrick Gold Corp.	1,705
47	Beadell Resources Ltd. ●	22
14	Belo Sun Mining Corp. ●	3
70	Centamin plc ●	85
36	Centerra Gold, Inc.	188
9	China Gold International Resources Corp. ●	26
210	China Precious Metal Resources Holdings Co., Ltd. ●	28
—	Colossus Minerals, Inc. ●†	—
12	Compania De Minas Buenaventur ADR	143
5	Continental Gold Ltd. ●	17
8	Detour Gold Corp. ●	88
41	DRDGOLD Ltd.	12
103	Eldorado Gold Corp.	763
32	Endeavour Mining Corp. ●	26
10	Franco-Nevada Corp.	568
17	Gabriel Resources Ltd. ●	14
50	Gold Fields Ltd.	196
2	Gold Resource Corp.	11
54	Goldcorp, Inc.	1,487
18	Golden Star Resources Ltd. ●	10
3,090	G-Resources Group Ltd. ●	89
26	Gryphon Minerals Ltd. ●	5
7	Guyana Goldfields, Inc. ●	21
27	Harmony Gold Mining Co., Ltd.	84
15	Highland Gold Mining Ltd.	17
25	IAMGOLD Corp.	92
11	Kingsgate Consolidated Ltd.	9
20	Kingsrose Mining Ltd. ●	10
176	Kinross Gold Corp.	702
3	Koza Altin Isletmeleri A.S.	35
827	Lepanto Consolidated Mining Co. ●	7
39	LionGold Corp. Ltd. ●	2
11	Medusa Mining Ltd.	17
7	Midas Gold Corp. ●	5
12	Nevsun Resources Ltd.	47
32	New Gold, Inc. ●	200
52	Newcrest Mining Ltd.	516
33	Newmont Mining Corp.	816
10	NGEx Resources, Inc. ●	19
21	Northern Star Resources Ltd.	34
15	NovaGold Resources, Inc. ●	55
20	OceanaGold Corp. ●	57
3	Osisko Gold Royalties Ltd. ●	42
86	Pan African Resources plc	22
13	Papillon Resources Ltd. ●	21
31	Perseus Mining Ltd. ●	12
12	Petropavlovsk plc	7
9	Premier Gold Mines Ltd. ●	23

2

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 57.6% - (continued)
	Gold - 2.5% - (continued)
5	Pretium Resources, Inc. ●	$33
5	Primero Mining Corp. ●	41
6	Randgold Resources Ltd.	512
21	Regis Resources Ltd.	33
206	Resolute Mining Ltd. ●	112
4	Royal Gold, Inc.	309
17	Rubicon Minerals Corp. ●	25
24	San Gold Corp. ●	3
4	Sandstorm Gold Ltd. ●	25
2	Seabridge Gold, Inc. ●	21
18	Semafo, Inc.	78
49	Sibanye Gold Ltd.	116
22	Silver Lake Resources Ltd. ●	9
32	St. Barbara Ltd. ●	3
6	Tanzanian Royalty Exploration Corp. ●	13
7	Timmins Gold Corp. ●	14
40	Torex Gold Resources, Inc. ●	56
58	Yamana Gold, Inc.	498
56	Zhaojin Mining Industry Co., Ltd.	35
394	Zijin Mining Group Co., Ltd.	102
		11,703
	Human Resource and Employment Services - 0.1%
5	En-Japan, Inc.	107
51	Hays plc	104
6	USG People N.V.	78
		289
	Independent Power Producers and Energy Traders - 0.3%
624	China Longyuan Power Group Corp.	634
266	Enel Green Power S.p.A.	735
58	NTPC Ltd.	139
		1,508
	Industrial Conglomerates - 0.1%
72	Beijing Enterprises Holdings Ltd.	626

	Industrial Machinery - 0.0%
36	Japan Steel Works Ltd.	155
3	John Bean Technologies Corp.	68
		223
	Integrated Oil and Gas - 13.2%
433	BG Group plc	8,530
172	BP plc	1,405
95	BP plc ADR	4,650
43	Chevron Corp.	5,569
32	Eni S.p.A.	823
83	Exxon Mobil Corp.	8,196
166	Galp Energia SGPS S.A.	2,954
82	Imperial Oil Ltd.	4,193
5	Interoil Corp. ●	305
82	OAO Gazprom Class S ADR	600
2,674	PetroChina Co., Ltd.	3,466
—	PetroChina Co., Ltd. ADR	62
366	Petroleo Brasileiro S.A. ADR	5,970
690	Polskie Gornictwo Naftowe I ●	1,068
334	Royal Dutch Shell plc	13,738
19	Total S.A.	1,203
		62,732
	Integrated Telecommunication Services - 0.2%
11	Korea Telecom Corp.	352
33	Telenor ASA	758
		1,110
	IT Consulting and Other Services - 0.1%
51	Fujitsu Ltd.	391
4	Itochu Techno-Solutions Corp.	174
		565
	Life and Health Insurance - 0.3%
19	Dai-ichi Life Insurance Co., Ltd.	263
9	Delta Lloyd N.V.	207
18	Hanwha Life Insurance Co., Ltd.	122
563	Shin Kong Financial Holding Co., Ltd. ●	187
28	Storebrand ASA	157
28	T&D Holdings, Inc.	353
8	Tongyang Life Insurance	81
		1,370
	Marine Ports and Services - 0.0%
4	Hamburger Hafen und Logistik	114

	Multi-Sector Holdings - 0.2%
7	Groupe Bruxelles Lambert S.A.	646
8	Pico Holdings, Inc. ●	184
		830
	Multi-Utilities - 0.7%
13	GDF Suez	334
75	National Grid plc	1,069
14	PG&E Corp.	630
49	Suez Environment S.A.	909
13	Wisconsin Energy Corp.	582
		3,524
	Oil and Gas Drilling - 0.6%
85	Patterson-UTI Energy, Inc.	2,910

	Oil and Gas Equipment and Services - 2.0%
38	Baker Hughes, Inc.	2,609
26	Halliburton Co.	1,779
2,656	Hilong Holdings Ltd.	1,489
29	Nuverra Environmental Solutions, Inc. ●	537
10	Prairiesky Royalty Ltd.	374
176	Trican Well Service Ltd.	2,546
		9,334
	Oil and Gas Exploration and Production - 11.5%
33	Anadarko Petroleum Corp.	3,480
7	Antero Resources Corp. ●	391
36	Apache Corp.	3,745
45	Athlon Energy, Inc. ●	2,152
1,902	Beach Energy Ltd.	2,959
531	Buru Energy Ltd. ●	408
139	Cabot Oil & Gas Corp.	4,575
469	Cairn Energy plc ●	1,391
15	Cimarex Energy Co.	2,104
90	Cobalt International Energy, Inc. ●	1,444
10	Diamondback Energy, Inc. ●	817
380	DNO International ASA ●	1,273
18	EnCana Corp.	383
23	Energen Corp.	1,909
52	EOG Resources, Inc.	5,690
32	Inpex Corp.	473
8	Japan Petroleum Exploration Co., Ltd.	318
281	Karoon Gas Australia Ltd. ●	937
744	Kunlun Energy Co., Ltd.	1,264
12	Laredo Petroleum, Inc. ●	326
481	Madalena Energy, Inc. ●	207
11	Oil India Ltd.	104

3

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 57.6% - (continued)
	Oil and Gas Exploration and Production - 11.5% - (continued)
331	Oil Search Ltd.	$2,895
767	Ophilr Energy plc ●	2,790
10	Painted Pony Petroleum Ltd. ●	110
30	Paramount Resources Ltd. ●	1,536
17	Pioneer Natural Resources Co.	3,780
7	Range Resources Corp.	539
6	Rice Energy, Inc. ●	148
54	Southwestern Energy Co. ●	2,182
10	Storm Resources Ltd. ●	43
31	Talisman Energy, Inc.	324
33	Tourmaline Oil Corp. ●	1,539
175	Tullow Oil plc	2,145
2	Viper Energy Partners L.P. ●	61
		54,442
	Oil and Gas Refining and Marketing - 1.2%
2	Keyera Corp.	179
31	Phillips 66	2,551
86	Reliance Industries Ltd.	1,417
52	Reliance Industries Ltd. GDR ■	1,730
		5,877
	Oil and Gas Storage and Transportation - 2.2%
2,579	China Suntien Green Energy	800
19	Enbridge Energy Management ●	638
140	Enbridge, Inc.	6,882
15	Spectra Energy Corp.	595
6	Targa Resources Corp.	815
14	Transcanada Corp.	722
		10,452
	Packaged Foods and Meats - 0.4%
23	Adecoagro S.A. ●	226
17	BRF Brasil Foods S.A. ADR	408
6	BRF S.A.	142
214	Charoen Pokphand Foods Ltd.	177
176	China Foods Ltd.	67
4	Dean Foods Co.	55
2	Kraft Foods Group, Inc.	130
7	McLeod Russel India Ltd.	33
2	MHP S.A. §	26
40	Minerva S.A. ●	205
4	Mondelez International, Inc.	129
13	PureCircle Ltd. ●	131
11	Tate & Lyle plc	116
5	Tyson Foods, Inc. Class A	187
60	Zambeef Products plc ●	25
		2,057
	Paper Packaging - 0.0%
—	Veritiv Corp. ●	2

	Paper Products - 0.1%
6	Holmen AB Class B	187
3	International Paper Co.	147
6	MeadWestvaco Corp.	244
19	Oji Holdings Corp.	75
		653
	Pharmaceuticals - 0.1%
9	Zoetis, Inc.	299

	Precious Metals and Minerals - 0.8%
5	Alexco Resource ●	5
12	Anglo American Platinum Ltd.	517
110	Aquarius Platinum Ltd. ●	46
1	Asahi Holdings, Inc.	23
4	CNK International Co., Ltd. ⌂●†	6
6	Coeur Mining, Inc. ●	46
6	Dominion Diamond Corp. ●	79
7	Dundee Precious Metals, Inc. ●	33
7	Endeavor Silver Corp. ●	44
8	First Majestic Silver Corp. ●	83
8	Fortuna Silver Mines, Inc. ●	43
12	Fresnillo plc	193
9	Gem Diamonds Ltd. ●	29
22	Hecla Mining Co.	69
12	Hochschild Mining plc	33
68	Impala Platinum Holdings Ltd.	674
9	Industrias Penoles S.A.B. de C.V.	235
95	Lonmin plc	366
3	MAG Silver Corp. ●	26
11	McEwen Mining, Inc. ●	32
14	North American Palladium Ltd. ●	4
20	Northern Platinum Ltd.	84
11	Pan American Silver Corp.	160
10	Paramount Gold & Silver Corp. ●	10
25	Petra Diamonds Ltd. ●	83
7	Royal Bafokeng Platinum Ltd. ●	48
6	Silver Standard Resources, Inc. ●	51
24	Silver Wheaton Corp.	629
11	Silvercorp Metals, Inc.	21
7	Stillwater Mining Co. ●	126
6	Tahoe Resources, Inc. ●	155
		3,953
	Property and Casualty Insurance - 0.0%
17	QBE Insurance Group Ltd.	172

	Railroads - 0.2%
13	Canadian National Railway Co.	844

	Residential REITs - 0.2%
18	Equity Lifestyle Properties, Inc. REIT	804

	Semiconductor Equipment - 0.1%
63	Dainippon Screen Manufacturing Co., Ltd.	290
10	Tokyo Seimitsu Co., Ltd.	185
		475
	Semiconductors - 0.5%
33	First Solar, Inc. ●	2,066
34	Shinko Electric Industries Co., Ltd.	302
		2,368
	Soft Drinks - 0.0%
1	Monster Beverage Corp. ●	58

	Specialty Chemicals - 0.5%
5	EcoSynthetix, Inc. ●	10
9	Fujimi, Inc.	118
18	Hitachi Chemical Co., Ltd.	317
81	JSR Corp.	1,395
7	Nitto Denko Corp.	326
51	Sumitomo Bakelite Co., Ltd.	202
		2,368

4

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Common Stocks - 57.6% - (continued)
		Specialty Stores - 0.0%
	6	XEBIO Co., Ltd.	$111

		Steel - 2.8%
	10	Aichi Steel Corp.	40
	1	Allegheny Technologies, Inc.	50
	51	ArcelorMittal	772
	13	ArcelorMittal ADR	202
	5	ArcelorMittal South Africa Ltd. ●	17
	13	Bradespar S.A.	128
	4	Capital S.A.	56
	620	China Steel Corp. ●	535
	1	Cliff's Natural Resources, Inc.	25
	41	Companhia Sider·rgica Nacional	204
	16	Daido Steel Co., Ltd.	72
	83	Eregli Demir ve Celik Fabrikalari T.A.S.	175
	9	Feng Hsin Iron & Steel Co.	12
	79	Fortescue Metals Group Ltd.	356
	55	Fosun International	69
	49	Gerdau S.A.	289
	10	Hitachi Metals Ltd.	165
	—	Hyundai Hysco	40
	4	Hyundai Steel Co.	290
	9	Industrias CH S.A. ●	52
	27	JFE Holdings, Inc.	574
	20	Jindal Steel & Power Ltd.	90
	3	JSW Steel Ltd.	64
	141	Kobe Steel Ltd.	230
	5	Kumba Iron Ore Ltd.	161
	6	Maruichi Steel Tube Ltd.	165
	15	Metalurgica Gerdau S.A.	109
	5	Neturen Co., Ltd.	39
	403	Nippon Steel & Sumitomo Metal Corp.	1,218
	3	Novolipetsk Steel §	42
	19	Nucor Corp.	952
	4	Posco Ltd.	1,193
	7	Salzgitter AG	273
	53	Sesa Sterlite Ltd.	254
	8	Severstal GDR §	75
	3	Sims Metal Management Ltd.	36
	3	SSAB AB	30
	18	Tata Steel Ltd.	160
	20	ThyssenKrupp AG	570
	19	Tokyo Steel Manufacturing Co., Ltd.	116
	2	United States Steel Corp.	77
	21	Usinas Siderurgicas De Minas Gerais S.A. ●	73
	204	Vale S.A.	2,724
	6	Voestalpine AG	265
	9	Yamato Kogyo Co.	289
	9	Yodogawa Steel Works Ltd.	40
			13,368
		Water Utilities - 0.4%
	51	Cia de Saneamento Basico do Estado de Sao Paulo	452
	756	Guangdong Investment Ltd.	848
	24	Severn Trent plc	770
			2,070
		Wireless Telecommunication Services - 0.2%
	42	NTT DoCoMo, Inc.	728

		Total Common Stocks
		(Cost $263,460)	$273,412

Preferred Stocks - 0.0%
		Electric Utilities - 0.0%
	17	Cia Paranaense de Energie	$259

		Total Preferred Stocks
		(Cost $264)	$259

Warrants - 0.0%
		Diversified Metals and Mining - 0.0%
	14	Shandong Denghai ⌂	$64

		Total Warrants
		(Cost $41)	$64

Exchange Traded Funds - 0.3%
		Other Investment Pools and Funds - 0.3%
	52	Market Vectors Gold Miners ETF	1,336
		Total Exchange Traded Funds
		(Cost $1,254)	$1,336

Foreign Government Obligations - 2.9%
		Brazil - 0.8%
		Brazil (Federative Republic of)
BRL	8,160	6.00%, 08/15/2016 - 08/15/2030 ◄	3,623
			3,623
		Israel - 0.6%
		Israel (State of)
ILS	3,001	1.00%, 05/30/2017 ◄	911
ILS	5,247	2.75%, 09/30/2022 - 08/30/2041 ◄	1,832
			2,743
		Mexico - 0.6%
		Mexico (United Mexican States)
MXN	11,598	2.00%, 06/09/2022 ◄	869
MXN	17,855	4.00%, 11/15/2040 ◄	1,506
MXN	9,020	5.00%, 06/16/2016 ◄	746
			3,121
		South Africa - 0.3%
		South Africa (Republic of)
ZAR	5,872	2.75%, 01/31/2022 ◄	585
ZAR	7,650	3.45%, 12/07/2033 ◄	881
			1,466
		South Korea - 0.1%
		Korea (Republic of)
KRW	367,407	1.13%, 06/10/2023 ◄	350

		Thailand - 0.1%
		Thailand (Kingdom of)
THB	14,330	1.20%, 07/14/2021 ◄§	435

5

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬				Market Value ╪
Foreign Government Obligations - 2.9% - (continued)
		Turkey - 0.4%
		Turkey (Republic of)
TRY	4,132	2.80%, 11/08/2023 ◄		$2,071

		Total Foreign Government Obligations
		(Cost $13,298)		$13,809

U.S. Government Securities - 23.5%
		U.S. Treasury Securities - 23.5%
		U.S. Treasury Notes - 23.5%
	$59,074	0.13%, 04/15/2016 - 07/15/2024 ◄		$62,163
	5,175	0.38%, 07/15/2023 ◄		5,374
	12,194	0.63%, 07/15/2021 - 01/15/2024 ◄╦		13,174
	3,184	1.13%, 01/15/2021 ◄		3,723
	2,529	1.25%, 07/15/2020 ◄		3,000
	5,998	1.38%, 01/15/2020 ◄		7,177
	330	1.63%, 01/15/2018 ◄		405
	6,000	1.88%, 07/15/2015 - 07/15/2019 ◄		7,489
	655	2.13%, 01/15/2019 ◄		810
	6,337	2.38%, 01/15/2017 ◄		8,105
	81	2.50%, 07/15/2016 ◄		103
				111,523
		Total U.S. Government Securities
		(Cost $111,410)		$111,523

		Total Long-Term Investments Excluding Purchased Options
		(Cost $389,727)		$400,403

Short-Term Investments - 15.1%
		Repurchase Agreements - 15.1%
		Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $8,933, collateralized by GNMA 4.00%, 2044, value of $9,112)
	$8,933	0.08%, 7/31/2014		$8,933
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$3,483, collateralized by FHLMC 2.00% -
3.50%, 2023 - 2043, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00%, 2043, value of
		$3,552)
	3,483	0.08%, 7/31/2014		3,483
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$7,471, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
		value of $7,620)
	7,471	0.07%, 7/31/2014		7,471
		Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $10,013, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $10,213)
	10,013	0.06%, 7/31/2014		10,013
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $7,422, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.75% - 3.38%, 2018 - 2023, value of
		$7,570)
	7,422	0.06%, 7/31/2014		7,422
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $9,181, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
		value of $9,364)
	9,181	0.09%, 7/31/2014		9,181
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $5,468, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% - 4.25%, 2015 - 2018, value of
		$5,577)
	5,468	0.07%, 7/31/2014		5,468
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$19,775, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
		value of $20,171)
	19,775	0.08%, 7/31/2014		19,775
		UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $204, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $210)
	204	0.07%, 7/31/2014		204
				71,950
		Total Short-Term Investments
		(Cost $71,950)		$71,950
		Total Investments Excluding Purchased Options
		(Cost $461,677)	99.4%	$472,353
		Total Purchased Options
		(Cost $9)	—%	5
		Total Investments
		(Cost 461,686) ▲	99.4%	$472,358
		Other Assets and Liabilities	0.6%	2,616
		Total Net Assets	100.0%	$474,974

6

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes investments held by The Hartford Cayman Global Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2014, the Fund invested 20.1% of its total assets in the Subsidiary.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $485,061 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$22,983
Unrealized Depreciation	(35,682)
Net Unrealized Depreciation	$(12,699)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2014, the aggregate value of these securities was $6, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Non-income producing.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $1,730, which represents 0.4% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $578, which represents 0.1% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
01/2013 - 05/2013	4	CNK International Co., Ltd.	$20
09/2012	14	Shandong Denghai Warrants	41

At July 31, 2014, the aggregate value of these securities was $70, which rounds to zero percent of total net assets.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
Futures contracts	$4,050	$–
Total	$4,050	$–

7

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
Brent Crude Oil Future	14	08/14/2014	$1,520	$1,484	$–	$(36)	$–	$(7)
Brent Crude Oil Future	11	11/13/2014	1,171	1,176	5	–	–	(4)
Corn Future	63	12/12/2014	1,460	1,156	–	(304)	–	(14)
Gas Oil Futures	29	08/12/2014	2,687	2,572	–	(115)	–	(18)
Gas Oil Futures	3	09/11/2014	267	267	–	–	–	(2)
Gold 100oz Future	4	10/29/2014	525	513	–	(12)	–	(6)
Gold 100oz Future	54	12/29/2014	7,096	6,927	–	(169)	–	(76)
Hard Red Winter Wheat Future	17	12/12/2014	543	543	–	–	6	–
Henry Hub Natural Gas Future	10	12/28/2016	109	109	–	–	–	–
Henry Hub Natural Gas Future	10	01/27/2017	110	109	–	(1)	–	–
Henry Hub Natural Gas Future	10	02/24/2017	109	107	–	(2)	1	–
Henry Hub Natural Gas Future	11	03/29/2017	121	112	–	(9)	1	–
Henry Hub Natural Gas Future	11	04/26/2017	120	112	–	(8)	1	–
Henry Hub Natural Gas Future	11	05/26/2017	121	113	–	(8)	1	–
Henry Hub Natural Gas Future	11	06/28/2017	121	114	–	(7)	1	–
Henry Hub Natural Gas Future	11	07/27/2017	120	114	–	(6)	1	–
Henry Hub Natural Gas Future	11	08/29/2017	120	114	–	(6)	1	–
Henry Hub Natural Gas Future	11	09/27/2017	120	115	–	(5)	1	–
Henry Hub Natural Gas Future	11	10/27/2017	120	117	–	(3)	1	–
Henry Hub Natural Gas Future	10	11/28/2017	110	111	1	–	1	–
Henry Hub Natural Gas Future	4	12/27/2017	46	46	–	–	–	–
Henry Hub Natural Gas Future	4	01/29/2018	46	46	–	–	–	–
Henry Hub Natural Gas Future	4	02/26/2018	46	45	–	(1)	–	–
Henry Hub Natural Gas Future	5	03/27/2018	57	53	–	(4)	–	–
Henry Hub Natural Gas Future	5	04/26/2018	57	53	–	(4)	–	–
Henry Hub Natural Gas Future	4	05/29/2018	46	43	–	(3)	–	–
Henry Hub Natural Gas Future	4	06/27/2018	45	43	–	(2)	–	–
Henry Hub Natural Gas Future	4	07/27/2018	45	43	–	(2)	–	–
Henry Hub Natural Gas Future	4	08/29/2018	45	43	–	(2)	–	–
Henry Hub Natural Gas Future	4	09/26/2018	45	43	–	(2)	–	–
Henry Hub Natural Gas Future	4	10/29/2018	45	44	–	(1)	–	–
Henry Hub Natural Gas Future	4	11/28/2018	45	46	1	–	–	–
Live Cattle Future	12	10/31/2014	702	755	53	–	–	(13)
Live Cattle Future	31	12/31/2014	1,948	1,960	12	–	–	(23)
Natural Gas Future	90	12/29/2014	4,061	3,667	–	(394)	58	–
Natural Gas Future	78	01/28/2015	3,246	3,170	–	(76)	40	(1)
Natural Gas Future	10	02/25/2015	458	400	–	(58)	6	–
Natural Gas Future	32	03/27/2015	1,320	1,203	–	(117)	12	–
Natural Gas Future	52	05/27/2015	2,140	1,966	–	(174)	18	–
Nickel Future	18	09/15/2014	967	1,000	33	–	174	(141)
Palladuim Future	43	09/26/2014	3,581	3,757	176	–	–	(28)
Platinum Future	64	10/29/2014	4,696	4,689	–	(7)	–	(53)
Primary Nickel Future	27	09/15/2014	3,171	2,992	–	(179)	708	(887)
Prime Aluminum Future	57	09/15/2014	2,593	2,829	236	–	612	(369)
Soybean Future	32	11/14/2014	1,957	1,731	–	(226)	1	–
Soybean Oil Future	30	12/12/2014	719	655	–	(64)	–	–
Sugar No. 11 Future	110	09/30/2014	2,236	2,028	–	(208)	–	(21)
Wheat Future	12	09/12/2014	356	318	–	(38)	2	–
WTI Crude Future	35	08/20/2014	3,543	3,436	–	(107)	–	(74)
WTI Crude Future	23	11/20/2014	2,259	2,213	–	(46)	–	(31)
WTI Crude Future	6	11/20/2015	552	551	–	(1)	–	(1)
Zinc Future	42	09/15/2014	2,224	2,483	259	–	570	(311)
Total					$776	$(2,407)	$2,217	$(2,080)

8

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at July 31, 2014 - (continued)

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset		Asset	Liability
Short position contracts:
Corn Future	17	09/12/2014	$372	$303	$69	$–	$4	$–
Feeder Cattle Future	4	10/30/2014	420	442	–	(22)	6	–
Soybean Future	13	09/12/2014	704	715	–	(11)	2	–
Soybean Meal Future	18	12/12/2014	713	628	85	–	–	–
U.S. Treasury 10-Year Note Future	7	09/19/2014	871	872	–	(1)	–	(1)
U.S. Treasury 5-Year Note Future	26	09/30/2014	3,104	3,090	14	–	–	(1)
Total					$168	$(34)	$12	$(2)
Total futures contracts					$944	$(2,441)	$2,229	$(2,082)

* The number of contracts does not omit 000's.

Exchange Traded Option Contracts Outstanding at July 31, 2014

Description	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased option contracts:
Call option contracts
Brent Crude Oil Option	CO	120.00 USD	11/11/14	USD	9	$5	$9	$(4)

* The number of contracts does not omit 000's.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount		Date	Paid	Received	Value ╪	Asset	Liability
BOA	CLICP Camara	2.09% Fixed	CLP	184,550	09/28/17	$–	$–	$34	$34	$–

OTC Total Return Swap Contracts Outstanding at July 31, 2014

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
Bloomberg Commodity Index	JPM	USD	4,828	(0.09)% Fixed	10/31/14	$–	$–	$(77)	$–	$(77)
Platinum Spot	GSC	USD	438	(Platinum Spot)	10/31/14	–	–	10	10	–
S&P GSCI Industrial Metals	GSC	USD	413	(0.10)% Fixed	05/20/15	–	–	11	11	–
Total						$–	$–	$(56)	$21	$(77)

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Sell	08/06/2014	DEUT	$91	$91	$–	$–
BRL	Buy	08/04/2014	BOA	1,940	1,916	–	(24)
BRL	Buy	08/04/2014	MSC	1,779	1,744	–	(35)
BRL	Buy	08/04/2014	UBS	3,058	3,007	–	(51)
BRL	Sell	09/17/2014	CBK	678	667	11	–
BRL	Sell	08/04/2014	UBS	6,801	6,667	134	–
BRL	Sell	09/03/2014	UBS	3,033	2,980	53	–
CAD	Buy	08/01/2014	BCLY	6	6	–	–
CAD	Sell	08/06/2014	JPM	228	228	–	–

9

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Sell	08/08/2014	MSC	$73	$72	$1	$–
CLP	Buy	09/17/2014	JPM	579	564	–	(15)
CLP	Sell	09/17/2014	CBK	632	614	18	–
EUR	Buy	08/01/2014	CBK	25	25	–	–
EUR	Sell	08/04/2014	BCLY	6	6	–	–
EUR	Sell	08/05/2014	BCLY	93	93	–	–
GBP	Sell	08/05/2014	BCLY	732	732	–	–
GBP	Sell	08/01/2014	CBK	62	62	–	–
GBP	Sell	08/05/2014	RBC	142	142	–	–
HKD	Buy	08/01/2014	BCLY	24	24	–	–
HKD	Sell	08/04/2014	BCLY	3	3	–	–
ILS	Buy	09/17/2014	BOA	1,433	1,441	8	–
ILS	Buy	09/17/2014	JPM	1,499	1,506	7	–
ILS	Sell	09/17/2014	JPM	5,394	5,442	–	(48)
JPY	Sell	08/05/2014	DEUT	33	33	–	–
KRW	Buy	09/17/2014	BCLY	671	672	1	–
KRW	Buy	09/17/2014	BNP	91	90	–	(1)
KRW	Buy	09/17/2014	JPM	404	400	–	(4)
KRW	Sell	09/17/2014	MSC	1,520	1,507	13	–
MXN	Buy	09/17/2014	BOA	1,495	1,480	–	(15)
MXN	Buy	09/17/2014	RBC	1,655	1,632	–	(23)
MXN	Buy	09/17/2014	SCB	2,904	2,886	–	(18)
MXN	Buy	09/17/2014	UBS	268	264	–	(4)
MXN	Sell	08/05/2014	CSFB	10	10	–	–
MXN	Sell	09/17/2014	RBC	6,107	6,035	72	–
NOK	Sell	08/05/2014	SSG	3	3	–	–
PLN	Buy	08/29/2014	BNP	272	268	–	(4)
PLN	Sell	09/17/2014	BOA	260	254	6	–
PLN	Sell	08/05/2014	SSG	4	4	–	–
SEK	Sell	08/05/2014	SSG	3	3	–	–
THB	Buy	09/17/2014	JPM	447	452	5	–
THB	Sell	09/17/2014	BNP	783	793	–	(10)
TRY	Buy	09/17/2014	BOA	1,057	1,063	6	–
TRY	Buy	09/17/2014	JPM	956	961	5	–
TRY	Buy	09/17/2014	UBS	119	119	–	–
TRY	Sell	09/17/2014	BCLY	666	660	6	–
TRY	Sell	09/17/2014	BOA	3,594	3,563	31	–
TRY	Sell	08/04/2014	SSG	2	2	–	–
ZAR	Buy	09/17/2014	BOA	774	777	3	–
ZAR	Buy	09/17/2014	JPM	709	704	–	(5)
ZAR	Buy	09/17/2014	UBS	123	124	1	–
ZAR	Sell	08/07/2014	BCLY	4	4	–	–
ZAR	Sell	09/17/2014	JPM	2,893	2,925	–	(32)
Total						$381	$(289)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

10

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Consolidated Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PLN	Polish New Zloty
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
GSCI	Goldman Sachs Commodity
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
CLICP	Sinacofi Chile Interbank Offered Rate
CO	Commodity
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

11

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Diversification by Country
as of July 31, 2014
Percentage of
Country	Net Assets
Australia	3.8%
Austria	0.1
Belgium	0.2
Brazil	3.1
Canada	7.0
Cayman Islands	0.3
Chile	0.0
China	1.5
Egypt	0.0
France	0.8
Germany	0.3
Hong Kong	1.5
India	0.9
Ireland	0.0
Israel	0.6
Italy	0.6
Japan	2.7
Jersey	0.8
Luxembourg	0.2
Mauritius	0.0
Mexico	0.9
Netherlands	3.0
Norway	0.7
Papua New Guinea	0.0
Peru	0.0
Philippines	0.0
Poland	0.3
Portugal	0.6
Russia	0.3
Singapore	0.2
South Africa	0.8
South Korea	0.8
Spain	0.2
Sweden	0.1
Switzerland	0.6
Taiwan	0.2
Thailand	0.1
Turkey	0.5
Ukraine	0.0
United Kingdom	7.8
Zambia	0.0
United States	42.8
Short-Term Investments	15.1
Purchased Options	0.0
Other Assets and Liabilities	0.6
Total	100.0%

Credit Exposure
as of July 31, 2014
Credit Rating *	Percentage of Net Assets
Aa / AA	23.5%
A	0.7
Baa / BBB	1.2
Not Rated	1.0
Non-Debt Securities and Other Short-Term Instruments	73.0
Other Assets and Liabilities	0.6
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

12

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Agricultural Products	$5,799	$4,544	$1,255	$–
Air Freight and Logistics	251	–	251	–
Airlines	225	–	225	–
Airport Services	470	–	470	–
Aluminum	1,770	1,034	736	–
Apparel Retail	297	–	297	–
Asset Management and Custody Banks	292	109	183	–
Auto Parts and Equipment	564	–	564	–
Biotechnology	197	39	158	–
Brewers	518	518	–	–
Building Products	239	–	239	–
Cable and Satellite	735	735	–	–
Coal and Consumable Fuels	2,143	2,093	50	–
Commodity Chemicals	329	–	329	–
Construction and Engineering	4,081	2,212	1,869	–
Construction Machinery and Heavy Trucks	2,660	1,969	691	–
Construction Materials	743	–	743	–
Distillers and Vintners	333	–	333	–
Diversified Banks	2,245	123	2,122	–
Diversified Capital Markets	234	–	234	–
Diversified Metals and Mining	31,517	7,945	23,572	–
Diversified Support Services	30	30	–	–
Electric Utilities	4,398	903	3,495	–
Fertilizers and Agricultural Chemicals	10,957	8,413	2,544	–
Gas Utilities	4,446	1,377	3,069	–
Gold	11,703	9,664	2,039	–
Human Resource and Employment Services	289	–	289	–
Independent Power Producers and Energy Traders	1,508	–	1,508	–
Industrial Conglomerates	626	–	626	–
Industrial Machinery	223	68	155	–
Integrated Oil and Gas	62,732	29,545	33,187	–
Integrated Telecommunication Services	1,110	–	1,110	–
IT Consulting and Other Services	565	–	565	–
Life and Health Insurance	1,370	–	1,370	–
Marine Ports and Services	114	–	114	–
Multi-Sector Holdings	830	184	646	–
Multi-Utilities	3,524	1,212	2,312	–
Oil and Gas Drilling	2,910	2,910	–	–
Oil and Gas Equipment and Services	9,334	7,845	1,489	–
Oil and Gas Exploration and Production	54,442	40,379	14,063	–
Oil and Gas Refining and Marketing	5,877	4,460	1,417	–
Oil and Gas Storage and Transportation	10,452	9,652	800	–
Packaged Foods and Meats	2,057	1,664	393	–
Paper Packaging	2	2	–	–
Paper Products	653	391	262	–
Pharmaceuticals	299	299	–	–
Precious Metals and Minerals	3,953	2,090	1,857	6
Property and Casualty Insurance	172	–	172	–
Railroads	844	844	–	–
Residential REITs	804	804	–	–
Semiconductor Equipment	475	–	475	–
Semiconductors	2,368	2,066	302	–
Soft Drinks	58	58	–	–
Specialty Chemicals	2,368	10	2,358	–
Specialty Stores	111	–	111	–

13

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets: - (continued)
Steel	$13,368	$5,075	$8,293	$–
Water Utilities	2,070	452	1,618	–
Wireless Telecommunication Services	728	–	728	–
Total	273,412	151,718	121,688	6
Exchange Traded Funds	1,336	1,336	–	–
Foreign Goverment Obligations	13,809	–	13,809	–
Preferred Stocks	259	259	–	–
U.S. Government Securities	111,523	5,833	105,690	–
Warrants	64	64	–	–
Short-Term Investments	71,950	–	71,950	–
Total	$472,353	$159,210	$313,137	$6
Foreign Currency Contracts*	$381	$–	$381	$–
Futures*	944	944	–	–
Swaps - Interest Rate*	34	–	34	–
Swaps - Total Return*	21	–	21	–
Total	$1,380	$944	$436	$–
Liabilities:
Foreign Currency Contracts*	$289	$–	$289	$–
Futures*	2,441	2,441	–	–
Purchased Options*	4	4	–	–
Swaps - Total Return*	77	–	77	–
Total	$2,811	$2,445	$366	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $8,886 were transferred from Level 1 to Level 2, and investments valued at $4,556 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2014
Assets:
Common Stocks	$26	$(4)	$30	†	$—	$46	$(95)	$29	$(26)	$6
Total	$26	$(4)	$30		$—	$46	$(95)	$29	$(26)	$6

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $(12).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

14

The Hartford Growth Allocation Fund
Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Affiliated Investment Companies - 100.0%
Alternative Strategy Funds - 5.0%
4,517	Hartford Real Total Return Fund●		$47,612

	Total Alternative Strategy Funds
	(Cost $46,864)		$47,612

Domestic Equity Funds - 20.9%
2,187	The Hartford MidCap Fund		$65,646
3,786	The Hartford MidCap Value Fund		65,612
2,519	The Hartford Small Company Fund		66,550
			197,808
	Total Domestic Equity Funds
	(Cost $183,160)		$197,808

International/Global Equity Funds - 51.9%
9,985	Hartford Global Capital Appreciation Fund		$207,398
15,878	Hartford Global Equity Income Fund		188,473
9,968	The Hartford Emerging Markets Research Fund		95,195
			491,066
	Total International/Global Equity Funds
	(Cost $484,257)		$491,066

Mixed-Asset Funds - 12.1%
11,278	Hartford Multi-Asset Income Fund		$114,364

	Total Mixed-Asset Funds
	(Cost $114,682)		$114,364

Taxable Fixed Income Funds - 10.1%
8,854	The Hartford World Bond Fund		$95,359

	Total Taxable Fixed Income Funds
	(Cost $95,452)		$95,359

	Total Investments in Affiliated Investment Companies
	(Cost $924,415)		$946,209

	Total Long-Term Investments
	(Cost $924,415)		$946,209

	Total Investments
	(Cost $924,415) ▲	100.0%	$946,209
	Other Assets and Liabilities	—%	(417)
	Total Net Assets	100.0%	$945,792

1

The Hartford Growth Allocation Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $931,765 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$29,690
Unrealized Depreciation	(15,246)
Net Unrealized Appreciation	$14,444

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$946,209	$946,209	$–	$–
Total	$946,209	$946,209	$–	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments

as of July 31, 2014

Fund Name	Percentage of Net Assets
Hartford Global Capital Appreciation Fund	21.9%
Hartford Global Equity Income Fund	19.9
Hartford Multi-Asset Income Fund	12.1
Hartford Real Total Return Fund	5.0
The Hartford Emerging Markets Research Fund	10.1
The Hartford MidCap Fund	7.0
The Hartford MidCap Value Fund	6.9
The Hartford Small Company Fund	7.0
The Hartford World Bond Fund	10.1
Other Assets and Liabilities	0.0
Total	100.0%

2

The Hartford Healthcare Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.3%
	Biotechnology - 22.2%
61	Acorda Therapeutics, Inc. ●	$1,780
386	Alkermes plc ●	16,493
119	Alnylam Pharmaceuticals, Inc. ●	6,437
385	Anacor Pharmaceuticals, Inc. ●	6,409
1,465	Arena Pharmaceuticals, Inc. ●	6,783
594	BioCryst Pharmaceuticals, Inc. ●	7,443
22	Biogen Idec, Inc. ●	7,495
99	Cepheid, Inc. ●	3,715
68	Cubist Pharmaceuticals, Inc. ●	4,169
602	Exelixis, Inc. ●	2,433
79	Foundation Medicine, Inc. ●	1,773
522	Gilead Sciences, Inc. ●	47,767
338	Glycomimetics, Inc. ●	2,769
190	Incyte Corp. ●	9,040
125	Innate Pharma S.A. ●	1,240
281	Ironwood Pharmaceuticals, Inc. ●	4,163
9	Kite Pharma, Inc. ●	214
435	NPS Pharmaceuticals, Inc. ●	12,162
56	Portola Pharmaceuticals, Inc. ●	1,415
83	PTC Therapeutics, Inc. ●	2,190
65	Regeneron Pharmaceuticals, Inc. ●	20,504
633	Rigel Pharmaceuticals, Inc. ●	2,068
105	Seattle Genetics, Inc. ●	3,692
259	Tesaro, Inc. ●	7,443
258	Tetraphase Pharmaceuticals, Inc. ●	2,706
54	Trevana, Inc. ●	369
4	Ultragenyx Pharmaceutical, Inc. ●	179
4	Versartis, Inc. ●	88
139	Vertex Pharmaceuticals, Inc. ●	12,345
		195,284
	Drug Retail - 3.0%
200	CVS Caremark Corp.	15,286
163	Walgreen Co.	11,210
		26,496
	Health Care Distributors - 5.4%
227	Cardinal Health, Inc.	16,270
164	McKesson Corp.	31,410
		47,680
	Health Care Equipment - 18.8%
354	Abbott Laboratories	14,910
1,326	Boston Scientific Corp. ●	16,944
365	Covidien plc	31,585
303	Globus Medical, Inc. ●	6,767
73	Heartware International, Inc. ●	6,116
74	Hologic, Inc. ●	1,918
362	K2M Group Holdings, Inc. ●	6,148
369	Medtronic, Inc.	22,800
103	Ocular Therapeutix, Inc. ●	1,323
104	Orthofix International N.V. ●	3,425
259	St. Jude Medical, Inc.	16,858
158	Stryker Corp.	12,564
342	Tornier N.V. ●	7,083
294	TriVascular Techonologies, Inc. ●	4,045
240	Volcano Corp. ●	3,961
90	Zimmer Holdings, Inc.	8,957
		165,404
	Health Care Facilities - 4.9%
129	Acadia Healthcare Co., Inc. ●	6,153
327	HCA Holdings, Inc. ●	21,383
524	NMC Health plc	4,155
2,344	Phoenix Healthcare Group Co., Ltd.	3,471
761	Spire Healthcare Group plc ●	2,710
47	Universal Health Services, Inc. Class B	5,010
		42,882
	Health Care Services - 2.6%
242	Al Noor Hospitals Group	4,153
282	Envision Healthcare Holdings ●	10,090
119	Express Scripts Holding Co. ●	8,267
17	iKang Healthcare Group, Inc. ●	326
		22,836
	Health Care Supplies - 0.7%
136	Dentsply International, Inc.	6,330

	Health Care Technology - 1.9%
406	Allscripts Healthcare Solutions, Inc. ●	6,466
34	athenahealth, Inc. ●	4,230
219	IMS Health Holdings, Inc. ●	5,721
		16,417
	Internet Software and Services - 0.4%
207	Everyday Health, Inc. ●	3,440

	Life Sciences Tools and Services - 1.5%
127	Agilent Technologies, Inc.	7,101
41	Covance, Inc. ●	3,424
33	MorphoSys AG ●	3,161
		13,686
	Managed Health Care - 5.9%
309	Aetna, Inc.	23,964
194	CIGNA Corp.	17,432
186	Qualicorp S.A. ●	2,170
109	UnitedHealth Group, Inc.	8,863
		52,429
	Pharmaceuticals - 28.0%
191	Actavis plc ●	40,827
285	Aerie Pharmaceuticals, Inc. ●	5,049
99	Almirall S.A.	1,516
236	AstraZeneca plc ADR	17,207
1,009	Bristol-Myers Squibb Co.	51,085
338	Daiichi Sankyo Co., Ltd.	6,151
53	Dr. Reddy's Laboratories Ltd. ADR	2,361
134	Eisai Co., Ltd.	5,689
255	Eli Lilly & Co.	15,564
96	Hospira, Inc. ●	5,303
79	Johnson & Johnson	7,887
221	Luye Pharma Group Ltd. ●	192
250	Medicines Co. ●	5,838
232	MediWound Ltd. ●	2,022
271	Merck & Co., Inc.	15,371
316	Mylan, Inc. ●	15,587
39	Ono Pharmaceutical Co., Ltd.	3,257
24	Salix Pharmaceuticals Ltd. ●	3,179
527	Shionogi & Co., Ltd.	11,386
245	Teva Pharmaceutical Industries Ltd. ADR	13,124
116	UCB S.A.	10,627
309	Xenoport, Inc. ●	1,324
168	Zoetis, Inc.	5,536
		246,082

3

The Hartford Healthcare Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.3% - (continued)
	Research and Consulting Services - 1.0%
156	Quintiles Transnational Holdings ●	$8,581

	Total Common Stocks
	(Cost $595,119)	$847,547

	Total Long-Term Investments
	(Cost $595,119)	$847,547

Short-Term Investments - 3.9%
Repurchase Agreements - 3.9%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $4,281, collateralized by GNMA 4.00%, 2044, value of $4,367)
$4,281	0.08%, 7/31/2014	$4,281
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$1,669, collateralized by FHLMC 2.00% - 3.50%,
2023 - 2043, FNMA 2.00% - 4.50%, 2026 -
	2042, GNMA 3.00%, 2043, value of $1,702)
1,669	0.08%, 7/31/2014	1,669
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$3,580, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $3,652)
3,580	0.07%, 7/31/2014	3,580
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $4,798, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $4,894)
4,798	0.06%, 7/31/2014	4,798
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $3,557, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury Note
	0.75% - 3.38%, 2018 - 2023, value of $3,628)
3,557	0.06%, 7/31/2014	3,557
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $4,400, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $4,488)
4,400	0.09%, 7/31/2014	4,400
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $2,620, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury Note
	0.25% - 4.25%, 2015 - 2018, value of $2,673)
2,620	0.07%, 7/31/2014	2,620
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$9,477, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2043, FNMA 2.50% - 5.00%, 2025 -
2044, U.S. Treasury Note 0.50%, 2016, value of
	$9,666)
9,477	0.08%, 7/31/2014	9,477
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $98, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $101)
98	0.07%, 7/31/2014	98
		34,480
	Total Short-Term Investments
	(Cost $34,480)	$34,480

Total Investments
(Cost $629,599) ▲	100.2%	$882,027
Other Assets and Liabilities	(0.2)%	(2,077)
Total Net Assets	100.0%	$879,950

4

The Hartford Healthcare Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $635,227 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$263,344
Unrealized Depreciation	(16,544)
Net Unrealized Appreciation	$246,800

●	Non-income producing.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
JPY	Sell	09/17/2014	CBA	$11,554	$11,474	$80	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBA	Commonwealth Bank of Australia

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector
as of July 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Staples	3.0%
Health Care	91.9
Industrials	1.0
Information Technology	0.4
Total	96.3%
Short-Term Investments	3.9
Other Assets and Liabilities	(0.2)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

5

The Hartford Healthcare Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$847,547	$801,049	$46,498	$–
Short-Term Investments	34,480	–	34,480	–
Total	$882,027	$801,049	$80,978	$–
Foreign Currency Contracts *	80	–	80	–
Total	$80	$–	$80	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

The Hartford High Yield Fund
Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 0.0%
Finance and Insurance - 0.0%
	Other Financial Investment Activities - 0.0%
	Soundview NIM Trust
$920	0.00%, 12/25/2036 ■●	$—

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $916)	$—

Corporate Bonds - 96.1%
Administrative Waste Management and Remediation - 1.3%
	Facilities Support Services - 0.5%
	Casella Waste Systems, Inc.
$1,780	7.75%, 02/15/2019	$1,833

	Services To Buildings and Dwellings - 0.5%
	ServiceMaster (The) Co.
1,947	7.00%, 08/15/2020	1,991

	Travel Arrangement and Reservation Services - 0.3%
	Carlson Travel Holdings, Inc.
440	7.50%, 08/15/2019 ■	447
	Carlson Wagonlit B.V.
936	6.88%, 06/15/2019 ■	996
		1,443
		5,267
Arts, Entertainment and Recreation - 4.7%
	Cable and Other Subscription Programming - 1.1%
	CCO Holdings LLC
105	5.13%, 02/15/2023	101
85	5.25%, 09/30/2022	83
495	5.75%, 09/01/2023	495
2,920	7.38%, 06/01/2020	3,117
780	8.13%, 04/30/2020	832
		4,628
	Data Processing, Hosting and Related Services - 0.4%
	Emdeon, Inc.
1,625	11.00%, 12/31/2019	1,828

	Motion Picture and Video Industries - 0.5%
	AMC Entertainment, Inc.
1,764	9.75%, 12/01/2020	1,971

	Newspaper, Periodical, Book and Database Publisher - 1.1%
	Gannett Co., Inc.
4,630	5.13%, 10/15/2019 ■	4,734

	Performing Arts Companies - 0.1%
	Regal Entertainment Group
336	5.75%, 02/01/2025	335

	Radio and Television Broadcasting - 1.5%
	Gray Television, Inc.
2,680	7.50%, 10/01/2020	2,804
	NBC Universal Enterprise
1,980	5.25%, 12/19/2049 ■	2,062
	Sirius XM Radio, Inc.
65	4.25%, 05/15/2020 ■	63
180	4.63%, 05/15/2023 ■	168
1,070	5.25%, 08/15/2022 ■	1,118
		6,215
		19,711
Chemical Manufacturing - 3.0%
	Basic Chemical Manufacturing - 1.2%
	Hexion Specialty Chemicals
2,145	8.88%, 02/01/2018	2,214
	Hexion U.S. Finance Corp.
2,915	6.63%, 04/15/2020	3,032
		5,246
	Other Chemical and Preparation Manufacturing - 1.8%
	Ineos Group Holdings plc
2,710	5.88%, 02/15/2019 ■	2,737
4,445	6.13%, 08/15/2018 ■	4,489
		7,226
		12,472
Computer and Electronic Product Manufacturing - 3.0%
	Communications Equipment Manufacturing - 1.4%
	Alcatel-Lucent USA, Inc.
2,230	6.75%, 11/15/2020 ■	2,274
	Lucent Technologies, Inc.
3,070	6.45%, 03/15/2029	2,962
660	6.50%, 01/15/2028	637
		5,873
	Computer and Peripheral Equipment Manufacturing - 0.5%
	CDW Escrow Corp.
1,995	8.50%, 04/01/2019	2,120

	Semiconductor, Electronic Component Manufacturing - 1.1%
	Freescale Semiconductor, Inc.
4,520	6.00%, 01/15/2022 ■	4,656

		12,649
Construction - 5.4%
	Land Subdivision and Land Development - 0.4%
	MPH Acquisition Holdings LLC
1,590	6.63%, 04/01/2022 ■	1,630

	Residential Building Construction - 4.2%
	K Hovnanian Enterprises, Inc.
570	7.00%, 01/15/2019 ■	573
2,426	9.13%, 11/15/2020 ■	2,668
	KB Home
610	7.00%, 12/15/2021	656
1,895	7.50%, 09/15/2022	2,070
2,660	8.00%, 03/15/2020	3,012
	Lennar Corp.
4,525	4.75%, 12/15/2017 - 11/15/2022	4,526
	M/I Homes, Inc.
543	3.00%, 03/01/2018 β	568
	Ply Gem Industries, Inc.
3,665	6.50%, 02/01/2022 ■	3,427
		17,500

7

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 96.1% - (continued)
Construction - 5.4% - (continued)
		Water Well Drilling Contractors - 0.8%
		Paragon Offshore Ltd.
	$3,345	6.75%, 07/15/2022 ■	$3,178

			22,308
Fabricated Metal Product Manufacturing - 1.3%
		Boiler, Tank and Shipping Container Manufacturing - 0.5%
		BOE Intermediate Holdings Corp.
	1,996	9.00%, 11/01/2017 ■Þ	2,085

		Hardware Manufacturing - 0.6%
		Entegris, Inc.
	2,380	6.00%, 04/01/2022 ■	2,457

		Other Fabricated Metal Product Manufacturing - 0.2%
		Masco Corp.
	795	5.95%, 03/15/2022	881

			5,423
Finance and Insurance - 11.5%
		Commercial Banking - 1.2%
		Barclays Bank plc
	3,385	8.25%, 12/15/2018 ♠β	3,588
		Credit Suisse Group AG
	1,320	7.50%, 12/11/2023 ■♠	1,449
			5,037
		Consumer Lending - 0.8%
		TMX Finance LLC
	2,955	8.50%, 09/15/2018 ■	3,136

		International Trade Financing (Foreign Banks) - 4.2%
		AerCap Ireland Capital Ltd.
	1,670	4.50%, 05/15/2021 ■	1,653
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	3,200	7.00%, 12/29/2049 §	4,531
		Credit Agricole S.A.
	945	7.88%, 01/23/2024 ■♠	1,004
		Royal Bank of Scotland Group plc
	2,355	6.99%, 10/05/2017 ■♠	2,702
	800	7.64%, 09/27/2017 ♠Δ	850
		Societe Generale
	1,075	6.00%, 01/27/2020 ■♠	1,035
	3,565	7.88%, 12/18/2023 ■♠	3,730
	2,120	8.25%, 11/29/2018 §♠	2,271
			17,776
		Nondepository Credit Banking - 2.3%
		CIT Group, Inc.
	2,674	5.50%, 02/15/2019 ■	2,854
		Navient Corp.
	2,075	5.50%, 01/15/2019	2,148
		Provident Funding Associates L.P.
	4,725	6.75%, 06/15/2021 ■	4,689
			9,691
		Other Financial Investment Activities - 3.0%
		Nationstar Mortgage LLC
	2,740	6.50%, 08/01/2018	2,713
	2,496	7.88%, 10/01/2020	2,546
		Nuveen Investments, Inc.
	1,845	9.13%, 10/15/2017 ■	1,988
		SoftBank Corp.
	4,790	4.50%, 04/15/2020 ■	4,802
			12,049
			47,689
Food Services - 1.3%
		Full-Service Restaurants - 1.3%
		ARAMARK Corp.
	3,440	5.75%, 03/15/2020	3,543
		CEC Entertainment, Inc.
	1,810	8.00%, 02/15/2022 ■	1,824
			5,367
Health Care and Social Assistance - 10.9%
		General Medical and Surgical Hospitals - 6.5%
		Community Health Systems, Inc.
	1,975	5.13%, 08/15/2018	2,024
	5,710	6.88%, 02/01/2022 ■	5,839
	1,985	7.13%, 07/15/2020	2,119
		HCA Holdings, Inc.
	4,000	6.25%, 02/15/2021	4,222
		HCA, Inc.
	4,626	7.50%, 11/15/2095	4,302
		Tenet Healthcare Corp.
	4,060	4.75%, 06/01/2020	4,030
	1,640	5.00%, 03/01/2019 ■	1,615
	2,545	8.13%, 04/01/2022	2,844
			26,995
		Individual and Family Services - 0.3%
		Wellcare Health Plans, Inc.
	1,160	5.75%, 11/15/2020	1,183

		Medical Equipment and Supplies Manufacturing - 0.7%
		Biomet, Inc.
	2,605	6.50%, 08/01/2020 - 10/01/2020	2,788

		Other Ambulatory Health Care Services - 0.5%
		AmSurg Corp.
	1,255	5.63%, 07/15/2022 ■	1,261
		Envision Healthcare Corp.
	970	5.13%, 07/01/2022 ■	958
			2,219
		Pharmaceutical and Medicine Manufacturing - 2.9%
		Alere, Inc.
	2,260	6.50%, 06/15/2020	2,311
		Cubist Pharmaceuticals
	626	1.88%, 09/01/2020 ■β	673
		Grifols Worldwide Operations Ltd.
	1,015	5.25%, 04/01/2022 ■	1,019
		Pinnacle Merger Sub, Inc.
	2,820	9.50%, 10/01/2023 ■	3,102
		Salix Pharmaceuticals Ltd.
	4,651	6.00%, 01/15/2021 ■	4,860
		Savient Pharmaceuticals, Inc.
	2,815	0.00%, 02/01/2018 Ω	4
			11,969
			45,154

8

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 96.1% - (continued)
Information - 27.5%
		Cable and Other Program Distribution - 3.3%
		DISH DBS Corp.
	$1,770	5.00%, 03/15/2023	$1,735
	1,305	5.88%, 07/15/2022	1,364
	3,270	6.75%, 06/01/2021	3,597
	3,572	7.88%, 09/01/2019	4,108
		Nara Cable Funding Ltd.
	2,600	8.88%, 12/01/2018 ■	2,756
			13,560
		Data Processing Services - 3.4%
		Audatex North America, Inc.
	2,065	6.00%, 06/15/2021 ■	2,163
		First Data Corp.
	990	6.75%, 11/01/2020 ■	1,044
	2,550	7.38%, 06/15/2019 ■	2,677
	4,800	8.25%, 01/15/2021 ■	5,136
	3,287	14.50%, 09/24/2019 ■Þ	3,714
			14,734
		Satellite Telecommunications - 0.5%
		Intelsat Jackson Holdings S.A.
	190	6.63%, 12/15/2022	192
	1,855	7.50%, 04/01/2021	1,980
		Videotron Ltd.
	170	9.13%, 04/15/2018	176
			2,348
		Software Publishers - 3.4%
		Activision Blizzard, Inc.
	6,302	5.63%, 09/15/2021 ■	6,617
		Infor Software Parent LLC
	3,315	7.13%, 05/01/2021 ■	3,282
		Infor US, Inc.
	880	9.38%, 04/01/2019	961
		Softbrands, Inc.
	1,840	11.50%, 07/15/2018	2,056
		Verint Systems, Inc.
	1,034	1.50%, 06/01/2021 β	1,050
			13,966
		Telecommunications - Other - 8.0%
		Level 3 Escrow, Inc.
	2,380	5.38%, 08/15/2022 ■☼	2,335
	1,641	8.13%, 07/01/2019	1,748
		Level 3 Financing, Inc.
	890	6.13%, 01/15/2021 ■	921
	2,794	7.00%, 06/01/2020	2,972
		Sprint Communications, Inc.
	3,470	7.00%, 03/01/2020 ■	3,904
	4,900	7.25%, 09/15/2021 ■	5,218
	4,300	7.88%, 09/15/2023 ■	4,601
	2,103	9.00%, 11/15/2018 ■	2,466
		UPCB Finance III Ltd.
	2,015	6.63%, 07/01/2020 ■	2,126
		UPCB Finance VI Ltd.
	1,310	6.88%, 01/15/2022 ■	1,402
		Wind Acquisition Finance S.A.
EUR	3,405	4.00%, 07/15/2020 ■	4,565
	1,185	6.50%, 04/30/2020 ■	1,259
			33,517
		Telecommunications - Wired Carriers - 1.7%
		Paetec Holding Corp.
	1,361	9.88%, 12/01/2018	1,448
		Unitymedia Hessen GmbH & Co.
	3,570	5.50%, 01/15/2023 ■	3,588
		Windstream Corp.
	2,050	7.50%, 04/01/2023	2,183
			7,219
		Telecommunications - Wireless Carriers - 4.1%
		MetroPCS Wireless, Inc.
	3,425	6.63%, 11/15/2020	3,596
		Syniverse Holdings, Inc.
	4,315	9.13%, 01/15/2019	4,531
		T-Mobile USA, Inc.
	225	6.13%, 01/15/2022	231
	1,880	6.46%, 04/28/2019	1,960
	330	6.50%, 01/15/2024	344
	3,110	6.63%, 04/28/2021	3,266
	2,155	6.73%, 04/28/2022	2,257
	305	6.84%, 04/28/2023	323
			16,508
		Wireless Communications Services - 3.1%
		Altice Financing S.A.
	235	6.50%, 01/15/2022 ■	241
	2,785	7.88%, 12/15/2019 ■	3,005
	250	8.13%, 01/15/2024 ■	266
	925	9.88%, 12/15/2020 ■	1,045
		Intelsat Luxembourg S.A.
	1,940	6.75%, 06/01/2018	2,018
	5,840	7.75%, 06/01/2021	5,971
			12,546
			114,398
Machinery Manufacturing - 1.3%
		Agriculture, Construction, Mining and Machinery - 1.2%
		Case New Holland Industrial, Inc.
	4,344	7.88%, 12/01/2017 ‡	4,958

		Industrial Machinery Manufacturing - 0.1%
		Weekley Homes LLC
	395	6.00%, 02/01/2023	392

			5,350
Mining - 1.2%
		Metal Ore Mining - 1.2%
		AK Steel Corp.
	2,630	7.63%, 05/15/2020	2,689
	1,460	8.38%, 04/01/2022	1,537
		AuRico Gold, Inc.
	815	7.75%, 04/01/2020 ■	825
			5,051
Miscellaneous Manufacturing - 0.5%
		Aerospace Product and Parts Manufacturing - 0.5%
		DigitalGlobe, Inc.
	2,190	5.25%, 02/01/2021	2,144

9

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 96.1% - (continued)
Motor Vehicle and Parts Manufacturing - 2.0%
		Motor Vehicle Manufacturing - 2.0%
		Chrysler Group LLC
	$1,865	8.00%, 06/15/2019	$1,986
	3,745	8.25%, 06/15/2021	4,120
		General Motors Co.
	1,705	4.88%, 10/02/2023	1,780
	305	6.25%, 10/02/2043	345
			8,231
Nonmetallic Mineral Product Manufacturing - 1.9%
		Cement and Concrete Product Manufacturing - 1.0%
		Cemex Finance LLC
	2,750	6.00%, 04/01/2024 ■	2,750
		Cemex S.A.B. de C.V.
	770	3.75%, 03/15/2018 β	1,112
			3,862
		Glass and Glass Product Manufacturing - 0.9%
		Ardagh Finance Holdings S.A.
	1,200	8.63%, 06/15/2019 ■	1,209
		Ardagh Packaging Finance plc
	685	6.00%, 06/30/2021 ■	654
	1,987	9.13%, 10/15/2020 ■	2,146
			4,009
			7,871
Other Services - 1.3%
		Commercial and Industrial Machinery and Equipment - 0.8%
		Abengoa Finance
EUR	745	6.00%, 03/31/2021 ■	1,030
	2,125	7.75%, 02/01/2020 ■	2,322
			3,352
		Death Care Services - 0.5%
		Service Corp. International
	1,935	7.63%, 10/01/2018	2,249

			5,601
Petroleum and Coal Products Manufacturing - 6.0%
		Oil and Gas Extraction - 6.0%
		Antero Resources Finance Corp.
	470	5.38%, 11/01/2021	476
	1,520	6.00%, 12/01/2020	1,585
		Bonanza Creek Energy, Inc.
	1,805	6.75%, 04/15/2021	1,877
		Cimarex Energy Co.
	305	4.38%, 06/01/2024	311
		Cobalt International Energy, Inc.
	1,645	2.63%, 12/01/2019 β	1,462
		Concho Resources, Inc.
	925	5.50%, 10/01/2022	962
		Diamondback Energy, Inc.
	2,215	7.63%, 10/01/2021 ■	2,403
		Everest Acquisition LLC
	405	6.88%, 05/01/2019	424
	2,840	9.38%, 05/01/2020	3,145
		Harvest Operations Corp.
	1,336	6.88%, 10/01/2017	1,440
		Range Resources Corp.
	455	5.00%, 08/15/2022	466
		Rosetta Resources, Inc.
	2,910	5.63%, 05/01/2021	2,932
	1,120	5.88%, 06/01/2022	1,140
		Seadrill Ltd.
	1,250	6.13%, 09/15/2017 ■	1,312
		Tullow Oil plc
	2,270	6.00%, 11/01/2020 ■	2,304
	2,505	6.25%, 04/15/2022 ■	2,518
			24,757
Pipeline Transportation - 1.3%
		Pipeline Transportation of Natural Gas - 1.3%
		El Paso Corp.
	1,020	7.00%, 06/15/2017	1,125
		Energy Transfer Equity L.P.
	1,757	7.50%, 10/15/2020	1,963
		Kinder Morgan Finance Co.
	2,025	6.00%, 01/15/2018 ■	2,192
			5,280
Plastics and Rubber Products Manufacturing - 0.9%
		Plastics Product Manufacturing - 0.2%
		Associated Materials LLC
	930	9.13%, 11/01/2017	926

		Rubber Product Manufacturing - 0.7%
		Nortek, Inc.
	2,520	8.50%, 04/15/2021	2,734

			3,660
Primary Metal Manufacturing - 0.9%
		Alumina and Aluminum Production and Processing - 0.1%
		Constellium N.V.
	475	5.75%, 05/15/2024 ■	489

		Iron and Steel Mills and Ferroalloy Manufacturing - 0.8%
		United States Steel Corp.
	2,806	7.38%, 04/01/2020	3,080

			3,569
Printing and Related Support Activities - 1.1%
		Printing and Related Support Activities - 1.1%
		Quad Graphics, Inc.
	3,265	7.00%, 05/01/2022 ■	3,208
		Quebecor Media, Inc.
	1,540	5.75%, 01/15/2023	1,555
			4,763
Professional, Scientific and Technical Services - 1.1%
		Computer Systems Design and Related Services - 0.5%
		SunGard Data Systems, Inc.
	710	6.63%, 11/01/2019	728
	1,283	7.38%, 11/15/2018	1,340
			2,068
		Other Professional, Scientific and Technical Services - 0.6%
		Getty Images, Inc.
	2,615	7.00%, 10/15/2020 ■	2,347

			4,415

10

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 96.1% - (continued)
Real Estate, Rental and Leasing - 2.4%
	Activities Related To Real Estate - 0.6%
	CBRE Services, Inc.
$2,665	5.00%, 03/15/2023	$2,652

	Industrial Machinery and Equipment Rental and Leasing - 1.8%
	International Lease Finance Corp.
6,500	5.88%, 04/01/2019 - 08/15/2022	6,920
540	8.88%, 09/01/2017	621
		7,541
		10,193
Retail Trade - 2.3%
	Home Furnishings Stores - 0.7%
	GRD Holding III Corp.
2,560	10.75%, 06/01/2019 ■	2,841

	Other General Merchandise Stores - 1.3%
	99 Cents Only Stores
1,060	11.00%, 12/15/2019	1,161
	Party City Holdings, Inc.
1,755	8.88%, 08/01/2020	1,891
	PC Nextco Holdings LLC/PC Nextco Finance, Inc.
2,585	8.75%, 08/15/2019 ■	2,611
		5,663
	Sporting Goods, Hobby and Musical Instrument Store - 0.3%
	Michaels Stores, Inc.
1,250	5.88%, 12/15/2020 ■	1,231

		9,735
Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Sun Products Corp.
2,115	7.75%, 03/15/2021 ■	1,734

Utilities - 1.4%
	Electric Generation, Transmission and Distribution - 1.4%
	AES (The) Corp.
355	8.00%, 10/15/2017 ╦	407
	Dolphin Subsidiary II, Inc.
3,575	7.25%, 10/15/2021	3,772
	Texas Competitive Electric Co.
1,785	0.00%, 10/01/2020 ■Ω	1,526
		5,705
Wholesale Trade - 0.2%
	Electrical and Electronic Goods Merchant Wholesalers - 0.2%
	Dynegy, Inc.
755	5.88%, 06/01/2023	725

	Total Corporate Bonds
	(Cost $389,923)	$399,222

Senior Floating Rate Interests ♦ - 6.9%
Arts, Entertainment and Recreation - 0.6%
	Newspaper, Periodical, Book and Database Publisher - 0.6%
	Tribune Co.
$2,592	4.00%, 12/27/2020	$2,582

Computer and Electronic Product Manufacturing - 0.4%
	Semiconductor, Electronic Components - 0.4%
	Freescale Semiconductor, Inc.
1,752	5.00%, 01/15/2021	1,751

Finance and Insurance - 1.4%
	Insurance Carriers - 1.4%
	Asurion LLC
4,930	4.25%, 07/08/2020	4,902
830	8.50%, 03/03/2021	850
		5,752
Health Care and Social Assistance - 0.2%
	Medical Equipment and Supplies Manufacturing - 0.2%
	AmSurg Corp.
1,045	3.75%, 07/08/2021	1,041

Mining - 0.6%
	Mining and Quarrying Nonmetallic Mineral - 0.6%
	Arch Coal, Inc.
2,424	6.25%, 05/16/2018	2,373

Other Services - 1.4%
	Commercial/Industrial Machine and Equipment - 1.4%
	Gardner Denver, Inc.
2,595	4.25%, 07/30/2020	2,581
	Rexnord LLC
3,211	4.00%, 08/21/2020	3,202
		5,783
Petroleum and Coal Products Manufacturing - 0.5%
	Oil and Gas Extraction - 0.5%
	Crosby Worldwide Ltd.
1,975	4.00%, 11/23/2020	1,965

Retail Trade - 0.8%
	Clothing Stores - 0.3%
	Lands' End, Inc.
1,232	4.25%, 04/04/2021	1,227

	Department Stores - 0.5%
	Neiman Marcus (The) Group, Inc.
1,990	4.25%, 10/25/2020	1,979

		3,206
Utilities - 1.0%
	Electric Generation, Transmission and Distribution - 1.0%
	Calpine Corp.
473	4.00%, 10/31/2020	473
	Texas Competitive Electric Holdings Co. LLC
5,000	0.00%, 10/10/2017 Ω	3,802
		4,275
	Total Senior Floating Rate Interests
	(Cost $28,313)	$28,728

11

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 0.2%
	Oil and Gas Exploration and Production - 0.2%
104,555	KCA Deutag ⌂●†	$844

	Total Common Stocks
	(Cost $1,417)	$844

Preferred Stocks - 1.5%
	Alternative Carriers - 0.4%
33	Intelsat S.A., 5.75% β	$1,646

	Multi-Sector Holdings - 1.1%
159	GMAC Capital Trust I β	4,311

	Other Diversified Financial Services - 0.0%
1	Citigroup Capital XIII	32

	Total Preferred Stocks
	(Cost $5,504)	$5,989

	Total Long-Term Investments
	(Cost $426,073)	$434,783

Short-Term Investments - 3.0%
Repurchase Agreements - 3.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $1,530, collateralized by GNMA 4.00%, 2044, value of $1,560)
$1,530	0.08%, 7/31/2014	$1,530
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $597,
collateralized by FHLMC 2.00% - 3.50%, 2023 -
2043, FNMA 2.00% - 4.50%, 2026 - 2042,
	GNMA 3.00%, 2043, value of $608)
597	0.08%, 7/31/2014	597
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$1,279, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $1,305)
1,279	0.07%, 7/31/2014	1,279
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $1,715, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $1,749)
1,715	0.06%, 7/31/2014	1,715
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,271, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.75% - 3.38%, 2018 - 2023, value of
	$1,296)
1,271	0.06%, 7/31/2014	1,271
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,572, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $1,604)
1,572	0.09%, 7/31/2014	1,572
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $936, collateralized by U.S. Treasury
Bond 4.38%, 2040, U.S. Treasury Note 0.25% -
	4.25%, 2015 - 2018, value of $955)
936	0.07%, 7/31/2014	936
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$3,386, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $3,454)
3,386	0.08%, 7/31/2014	3,386
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $35, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $36)
35	0.07%, 7/31/2014	35
		12,321
	Total Short-Term Investments
	(Cost $12,321)	$12,321

Total Investments
(Cost $438,394) ▲	107.7%	$447,104
Other Assets and Liabilities	(7.7)%	(31,782)
Total Net Assets	100.0%	$415,322

12

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $438,859 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,738
Unrealized Depreciation	(5,493)
Net Unrealized Appreciation	$8,245

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2014, the aggregate value of these securities was $844, which represents 0.2% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ω	Debt security in default due to bankruptcy.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $191,938, which represents 46.2% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $6,802, which represents 1.6% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	104,555	KCA Deutag	$1,417

At July 31, 2014, the aggregate value of these securities was $844, which represents 0.2% of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Þ	This security may pay interest in additional principal instead of cash.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,380 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

13

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
Centrally cleared swaps contracts	$1,019	$–
Total	$1,019	$–

OTC Credit Default Swap Contracts Outstanding at July 31, 2014

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues:
Buy protection:
Valeant Pharmaceuticals	GSC	USD	215	(5.00)% / (2.50)%	06/20/19	$–	$(26)	$(24)	$2	$–

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.22	CME	USD	21,790	(5.00)%	06/20/19	$(1,767)	$(1,473)	$294	$–	$179	$–

(a)	The FCM to the contracts is GSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Sell	08/29/2014	MSC	$10,027	$9,970	$57	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

14

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CME	Chicago Mercantile Exchange
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley

Currency Abbreviations:
EUR	EURO
USD	U.S. Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter

Credit Exposure

as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Baa/ BBB	0.8%
Ba/ BB	27.9
B	47.3
Caa/ CCC or Lower	23.6
Not Rated	3.4
Non-Debt Securities and Other Short-Term Instruments	4.7
Other Assets and Liabilities	(7.7)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

15

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	844	–	–	844
Corporate Bonds	399,222	–	399,222	–
Preferred Stocks	5,989	5,989	–	–
Senior Floating Rate Interests	28,728	–	28,728	–
Short-Term Investments	12,321	–	12,321	–
Total	$447,104	$5,989	$440,271	$844
Foreign Currency Contracts *	$57	$–	$57	$–
Swaps - Credit Default *	296	–	296	–
Total	$353	$–	$353	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $1,224 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	*	$—	$—	$—	$—	$—	$—
Common Stocks	725	—	119	†	—	—	—	—	—	844
Preferred Stocks	64	—	(64)		—	—	—	—	—	—
Total	$789	$—	$55		$—	$—	$—	$—	$—	$844

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was zero.

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $119.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

10

The Hartford Inflation Plus Fund
Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
	Foreign Government Obligations - 1.9%
		Japan - 1.9%
		Japan (Government of)
JPY	1,991,657	0.10%, 09/10/2023 ◄	$20,987

		Total Foreign Government Obligations
		(Cost $21,045)	$20,987

	Senior Floating Rate Interests ♦ - 4.3%
		Administrative Waste Management and Remediation - 0.1%
		ADS Waste Holdings, Inc.
	$827	3.75%, 10/09/2019	$821

		Air Transportation - 0.2%
		Delta Air Lines, Inc., Term Loan
	2,443	3.25%, 04/20/2017	2,438

		Apparel Manufacturing - 0.1%
		PVH Corp.
	847	3.25%, 02/13/2020	851

		Arts, Entertainment and Recreation - 0.1%
		Numericable
	550	4.50%, 05/21/2020	551
		Univision Communications, Inc.
	1,012	4.00%, 03/01/2020	1,005
			1,556
		Chemical Manufacturing - 0.2%
		Ineos US Finance LLC
	1,294	3.75%, 05/04/2018	1,285
		Minerals Technologies, Inc.
	715	4.00%, 05/07/2021	716
			2,001
		Computer and Electronic Product Manufacturing - 0.3%
		Avago Technologies Ltd.
	1,345	3.75%, 05/06/2021	1,341
		Freescale Semiconductor, Inc.
	1,975	4.25%, 02/28/2020	1,964
		Vantiv LLC
	410	3.75%, 06/13/2021	410
			3,715
		Finance and Insurance - 0.5%
		Asurion LLC
	1,532	5.00%, 05/24/2019	1,536
		Chrysler Group LLC
	1,459	3.50%, 05/24/2017	1,453
		Nuveen Investments, Inc.
	500	4.16%, 05/13/2017	499
		RPI Finance Trust
	2,306	3.25%, 11/09/2018	2,305
			5,793
		Food Manufacturing - 0.1%
		H.J. Heinz Co.
	926	3.50%, 06/05/2020	925

		Health Care and Social Assistance - 0.6%
		American Renal Holdings, Inc.
	662	4.50%, 08/20/2019	658
		Community Health Systems, Inc.
	318	4.25%, 01/27/2021	319
		Grifols Worldwide Operations USA, Inc.
	873	3.16%, 02/27/2021	868
		HCA, Inc.
	1,985	2.98%, 05/01/2018	1,981
		IMS Health, Inc.
	1,488	3.50%, 03/17/2021	1,477
		Ortho-Clinical Diagnostics, Inc.
	435	4.75%, 06/30/2021	434
		Truven Health Analytics, Inc.
	490	4.50%, 06/06/2019	485
			6,222
		Health Care Providers and Services - 0.0%
		Multiplan, Inc.
	438	4.00%, 03/31/2021	435

		Information - 0.8%
		Charter Communications Operating LLC
	1,570	3.00%, 01/03/2021	1,535
		First Data Corp.
	515	3.67%, 09/24/2018	509
		Kronos, Inc.
	1,031	4.50%, 10/30/2019	1,033
		Lawson Software, Inc.
	1,211	3.75%, 06/03/2020	1,198
		MISYS plc
	1,724	5.00%, 12/12/2018	1,730
		Telesat Canada
	1,524	3.50%, 03/28/2019	1,516
		Virgin Media Finance plc
	1,000	3.50%, 06/07/2020	991
		Ziggo B.V.
	323	01/15/2022 ◊☼	317
	502	3.25%, 01/15/2022 ☼	492
			9,321
		Mining - 0.1%
		Fortescue Metals Group Ltd.
	1,012	3.75%, 06/28/2019	1,006

		Miscellaneous Manufacturing - 0.2%
		DigitalGlobe, Inc.
	588	3.75%, 01/31/2020	587
		Reynolds Group Holdings, Inc.
	1,084	4.00%, 11/30/2018	1,080
			1,667
		Other Services - 0.2%
		Rexnord LLC
	2,185	4.00%, 08/21/2020	2,179

		Petroleum and Coal Products Manufacturing - 0.1%
		MEG Energy Corp.
	862	3.75%, 03/31/2020	861
		Samson Investment Co.
	510	5.00%, 09/25/2018	508
			1,369
		Plastics and Rubber Products Manufacturing - 0.3%
		Berry Plastics Group, Inc.
	1,012	3.50%, 02/08/2020	999
		Goodyear (The) Tire & Rubber Co.
	2,000	4.75%, 04/30/2019	2,006
			3,005
		Real Estate, Rental and Leasing - 0.1%
		International Lease Finance Corp.
	685	3.50%, 03/06/2021	683

1

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 4.3% - (continued)
	Retail Trade - 0.0%
	Michaels Stores, Inc.
$400	4.00%, 01/28/2020	$397

	Utilities - 0.3%
	Calpine Corp.
1,204	4.00%, 10/09/2019	1,204
	Energy Transfer Equity L.P.
2,000	3.25%, 12/02/2019	1,972
		3,176
	Total Senior Floating Rate Interests
	(Cost $47,603)	$47,560

U.S. Government Agencies - 0.0%
	FNMA - 0.0%
$2	10.50%, 12/01/2018	$2

	GNMA - 0.0%
2	11.00%, 12/20/2015 - 12/20/2018	2

	Total U.S. Government Agencies
	(Cost $4)	$4

U.S. Government Securities - 93.3%
U.S. Treasury Securities - 93.3%
	U.S. Treasury Notes - 93.3%
$561,590	0.13%, 04/15/2016 - 07/15/2024 □◄	$589,119
78,730	0.38%, 07/15/2023 ◄	81,760
85,325	0.63%, 07/15/2021 - 01/15/2024 ◄	92,893
60,100	1.13%, 01/15/2021 ◄╦ ‡	70,278
52,115	1.25%, 07/15/2020 ◄	61,816
24,525	1.38%, 01/15/2020 ◄	29,346
27,250	1.88%, 07/15/2015 - 07/15/2019 ◄	34,019
29,830	2.13%, 01/15/2019 ◄	36,872
23,975	2.38%, 01/15/2017 ◄	30,662
		1,026,765
	Total U.S. Government Securities
	(Cost $1,028,488)	$1,026,765

	Total Long-Term Investments
	(Cost $1,097,140)	$1,095,316

Short-Term Investments - 0.7%
Repurchase Agreements - 0.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $979, collateralized by GNMA 4.00%, 2044, value of $998)
$979	0.08%, 7/31/2014	$979
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $381, collateralized by FHLMC
2.00% - 3.50%, 2023 - 2043, FNMA 2.00% -
4.50%, 2026 - 2042, GNMA 3.00%, 2043,
	value of $389)
381	0.08%, 7/31/2014	381
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $818, collateralized by U.S.
Treasury Bill 0.05% - 0.10%, 2014 - 2015,
U.S. Treasury Bond 2.75% - 11.25%, 2015 -
2044, U.S. Treasury Note 0.13% - 4.63%,
	2014 - 2023, value of $835)
818	0.07%, 7/31/2014	818
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $1,097, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $1,119)
1,097	0.06%, 7/31/2014	1,097
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
08/01/2014 in the amount of $813,
collateralized by U.S. Treasury Bond 6.38%,
2027, U.S. Treasury Note 0.75% - 3.38%,
	2018 - 2023, value of $829)
813	0.06%, 7/31/2014	813
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,006, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury
Bond 5.00%, 2037, U.S. Treasury Note
	2.63%, 2020, value of $1,026)
1,006	0.09%, 7/31/2014	1,006
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $599, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% - 4.25%, 2015 - 2018, value of
	$611)
599	0.07%, 7/31/2014	599
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$2,166, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%,
	2016, value of $2,209)
2,166	0.08%, 7/31/2014	2,166
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $22, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $23)
22	0.07%, 7/31/2014	22
		7,881
	Total Short-Term Investments
	(Cost $7,881)	$7,881

Total Investments
(Cost $1,105,021) ▲	100.2%	$1,103,197
Other Assets and Liabilities	(0.2)%	(1,843)
Total Net Assets	100.0%	$1,101,354

2

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $1,111,499 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,409
Unrealized Depreciation	(13,711)
Net Unrealized Depreciation	$(8,302)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

◊	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2014.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $816 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at July 31, 2014.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
OTC swaps contracts	$–	$275
Total	$–	$275

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Short position contracts:
U.S. Treasury 10-Year Note Future	139	09/19/2014	$17,288	$17,321	$–	$(33)	$–	$(33)
U.S. Treasury 5-Year Note Future	351	09/30/2014	41,929	41,711	218	–	–	(11)
Total					$218	$(33)	$–	$(44)

* The number of contracts does not omit 000's.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2014

	Payments made	Payments received	Notional	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund (a)	Amount	Date	Paid	Received	Value ╪	Asset	Liability
DEUT	2.02% Fixed	CPURNSA	USD 50,000	04/15/18	$–	$–	$512	$512	$–

(a)	For payments received based on the CPURNSA index, if the index level of the floating index drops below the initial index level when the interest rate swap was purchased, the Fund will be required to make a payment to the counterparty rather than receive the payment noted in the table above.

3

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	08/29/2014	WEST	$7,476	$7,379	$–	$(97)
CAD	Buy	08/29/2014	RBC	2,101	2,068	–	(33)
CHF	Buy	08/29/2014	DEUT	2,104	2,088	–	(16)
CHF	Buy	08/29/2014	NAB	2,103	2,087	–	(16)
CHF	Sell	08/29/2014	CBK	4,296	4,286	10	–
CHF	Sell	08/29/2014	CSFB	8,422	8,360	62	–
EUR	Buy	08/29/2014	BCLY	2,085	2,073	–	(12)
EUR	Buy	08/29/2014	NAB	2,084	2,072	–	(12)
EUR	Sell	08/29/2014	BOA	4,296	4,289	7	–
EUR	Sell	08/29/2014	MSC	8,385	8,337	48	–
GBP	Buy	08/29/2014	JPM	8,419	8,404	–	(15)
GBP	Sell	08/29/2014	CBK	6,302	6,269	33	–
JPY	Buy	09/17/2014	BCLY	7,024	6,992	–	(32)
JPY	Buy	08/29/2014	JPM	8,857	8,788	–	(69)
JPY	Sell	09/17/2014	BNP	12,952	12,835	117	–
JPY	Sell	09/17/2014	BOA	12,952	12,835	117	–
JPY	Sell	08/29/2014	JPM	15,229	15,083	146	–
JPY	Sell	09/17/2014	SSG	1,907	1,882	25	–
Total						$565	$(302)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SSG	State Street Global Markets LLC
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter

Credit Exposure
as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	0.0%
Aa/ AA	95.1
Baa/ BBB	0.3
Ba/ BB	2.3
B	1.8
Non-Debt Securities and Other Short-Term Instruments	0.7
Other Assets and Liabilities	(0.2)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

4

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Foreign Government Obligations	$20,987	$–	$20,987	$–
Senior Floating Rate Interests	47,560	–	47,560	–
U.S. Government Agencies	4	–	4	–
U.S. Government Securities	1,026,765	70,306	956,459	–
Short-Term Investments	7,881	–	7,881	–
Total	$1,103,197	$70,306	$1,032,891	$–
Foreign Currency Contracts *	$565	$–	$565	$–
Futures *	218	218	–	–
Swaps - Interest Rate *	512	–	512	–
Total	$1,295	$218	$1,077	$–
Liabilities:
Foreign Currency Contracts *	$302	$–	$302	$–
Futures *	33	33	–	–
Total	$335	$33	$302	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $90,947 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Hartford International Capital Appreciation Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.2%
	Argentina - 0.6%
1	Banco Macro S.A.	$46
3	Empresa Distribuidora y Comercializadora Norte S.A •	43
3	Grupo Financiero Galicia S.A.	43
1	YPF Sociedad Anonima ADR	45
		177
	Australia - 3.6%
54	AJ Lucas Group Ltd. •	38
94	Alumina Ltd.	138
5	Austbrokers Holdings Ltd.	44
4	Carsales.Com Ltd.	47
6	Challenger Financial Services Group Ltd.	48
12	Charter Hall Retail REIT	45
12	David Jones Ltd. ⌂†	45
25	Dick Smith Holdings Ltd. •	46
2	Domino's Pizza Enterprises Ltd.	46
32	Drillsearch Energy Ltd. •	48
4	Energy Resources of Australia Ltd. •	5
14	ING Office Fund REIT	46
14	Karoon Gas Australia Ltd. •	46
10	NuFarm Ltd.	41
33	Orora Ltd.	45
30	Qantas Airways Ltd. •	36
23	Resolute Mining Ltd. •	12
3	Seek Ltd.	44
66	Senex Energy Ltd. •	41
28	Spotless Group Holdings Ltd. •	48
41	Sundance Energy Australia Ltd. •	52
10	Treasury Wine Estates Ltd.	46
15	Vocation Ltd. •	44
10	Western Areas Ltd.	47
		1,098
	Austria - 0.0%
1	Zumbotel AG	12

	Belgium - 1.7%
1	Ageas	40
3	Agfa Gevaert N.V. •	10
3	Anheuser-Busch InBev N.V.	344
—	Delhaize-Le Lion S.A.	17
1	UCB S.A.	110
		521
	Brazil - 1.6%
9	All America Latina Logistica S.A.	34
3	Banco Bradesco S.A. ADR	41
3	BB Seguridade Participacoes	48
3	Cia Brasileira de Meios de Pagamentos	52
4	HRT Participacoes em Petroleo S.A. •	2
4	Itau Unibanco Banco Multiplo S.A. ADR	69
3	Kroton Educacional S.A.	70
1	Linx S.A.	31
2	Petroleo Brasileiro S.A. ADR	33
4	Raia Drogasil S.A.	32
3	Smiles S.A.	44
2	Valid Solucoes S.A.	34
		490
	Canada - 3.0%
4	Air Canada Class A •	37
5	Alimentation Couche-Tard, Inc.	145
1	Barrick Gold Corp.	26
8	CAE, Inc.	102
3	Cameco Corp.	59
4	Centerra Gold, Inc.	19
4	Eldorado Gold Corp.	27
1	EnCana Corp.	26
8	Kinross Gold Corp.	30
2	Methanex Corp.	143
2	Northern Dynasty Minerals Ltd. •	1
3	Pacific Rubiales Energy Corp.	51
2	Painted Pony Petroleum Ltd. •	16
2	Talisman Energy, Inc.	24
14	Trican Well Service Ltd.	205
4	Uranium Participation Corp. •	18
		929
	Cayman Islands - 0.1%
19	HC International, Inc. •	40

	China - 7.7%
4	21Vianet Group, Inc. ADR •	121
72	Air China Ltd.	44
158	AMVIG Holdings Ltd.	59
—	Baidu, Inc. ADR •	94
25	China Unicom Ltd.	44
7	ChinaCache International Holdings Ltd. ADR •	89
46	Daphne International Holdings Ltd.	20
44	Dongfeng Motor Group Co., Ltd.	78
7	E-House China Holdings Ltd.	81
11	ENN Energy Holdings Ltd.	81
389	Greatview Aseptic Packaging Co., Ltd.	306
87	Guangdong Investment Ltd.	98
134	Huabao International Holdings Ltd.	97
151	Intime Retail Group Co., Ltd.	140
24	Mandarin Oriental International Ltd.	44
311	Maoye International Holdings	52
1	NetEase, Inc. ADR	91
7	New Oriental Education & Technology Group, Inc. ADR	140
24	New World Department Store China	11
1	NQ Mobile, Inc. ADR •	5
188	PetroChina Co., Ltd.	244
7	Phoenix New Media Ltd. ADR •	69
8	Ping An Insurance (Group) Co.	65
3	Sinovac Biotech Ltd. •	15
34	Sunny Optical Technology Group	45
7	WuXi PharmaTech Cayman, Inc. •	207
		2,340
	Denmark - 1.3%
12	DSV AS	372
1	H. Lundbeck A/S	21
		393
	Finland - 0.9%
4	Kone Oyj Class B	171
2	Sampo Oyj Class A	95
		266
	France - 10.6%
1	Air Liquide	171
—	Alten Ltd.	22
1	AtoS	81
2	BNP Paribas	128
3	Bureau Veritas S.A.	66

1

Hartford International Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.2% - (continued)
	France - 10.6% - (continued)
2	Capital Gemini S.A.	$139
3	Cie Generale d'Optique Essilor International S.A.	254
1	Compagnie De Saint-Gobain	41
—	Devoteam S.A.	6
8	Edenred	254
2	GDF Suez	53
1	GFI Informatique S.A.	5
1	Groupe Steria SCA	34
3	JC Decaux S.A.	93
—	Lafarge S.A.	28
3	Legrand S.A.	159
1	Metropole Television S.A.	19
8	Orange S.A.	129
1	Pernod-Ricard S.A.	148
3	Peugeot S.A.	52
2	Renault S.A.	200
3	Rexel S.A.	62
—	S.p.A.Group S.A.	12
1	Saft Groupe S.A.	19
2	Sanofi-Aventis S.A.	203
1	Schneider Electric S.A.	114
3	Societe Generale Class A	127
1	Thales S.A.	40
1	Total S.A.	89
—	Unibail Rodamco REIT	133
1	Valeo S.A.	151
4	Vallourec S.A.	170
1	Zodiac Aerospace	24
		3,226
	Germany - 3.5%
1	Bayer AG	185
—	Bertrandt AG	30
1	Brenntag AG	166
1	E.On SE	24
1	Gerry Weber International AG	32
1	Hamburger Hafen und Logistik	17
1	Hugo Boss AG	127
13	Infineon Technologies AG	138
—	Koenig & Bauer AG	4
2	Kontron AG	11
1	Lanxess	80
1	Norma Group SE	30
—	Rheinmetall AG	29
1	RWE AG	32
1	Salzgitter AG	27
6	Tom Tailor Holding AG •	111
1	United Internet AG	37
		1,080
	Hong Kong - 4.3%
7	AAC Technologies Holdings, Inc.	41
12	AIA Group Ltd.	63
39	Baoxin Automotive Group Ltd.	31
14	CafT de Coral Holdings Ltd.	49
80	China High Precision Automation Group Ltd. ⌂†	5
107	China Lesso Group Holdings Ltd.	63
8	China Merchants Holdings International Co., Ltd.	27
124	China Resources Cement	90
24	China Resources Gas Group LT	76
41	China Resources Land Ltd.	96
6	Clear Media Ltd.	6
3	Dah Sing Financial Group	18
32	Esprit Holdings Ltd.	51
195	G-Resources Group Ltd. •	6
188	Huadian Fuxin Energy Corp. Ltd.	96
62	Ju Teng International Holdings	41
39	Kingboard Laminates Holdings	16
11	Lifestyle International Holdings Ltd.	20
1	Lifestyle Properties Development Ltd. •	—
39	MGM China Holdings Ltd.	141
74	Pacific Basin Ship	45
14	Samsonite International S.A.	42
10	Sands China Ltd.	71
22	Shanghai Industrial Holdings Ltd.	73
51	Skyworth Digital Holdings Ltd.	25
15	Techtronic Industries Co., Ltd.	46
40	Towngas China Co., Ltd.	46
106	Xingda International Holdings	42
		1,326
	Hungary - 0.1%
12	Magyar Tavkozlesi Rt •	18
1	OTP Bank plc	14
		32
	India - 0.5%
5	Allahabad Bank Ltd.	11
2	Canara Bank Ltd.	13
1	Corp. Bank	9
2	ICICI Bank Ltd.	88
31	Manappuram Finance Ltd.	11
6	NTPC Ltd.	14
1	Oil India Ltd.	10
		156
	Ireland - 0.2%
5	AER Lingus Group plc	9
1	CRH plc	30
1	Grafton Group plc	10
		49
	Israel - 0.7%
4	Teva Pharmaceutical Industries Ltd. ADR	200

	Italy - 1.8%
7	Assicurazioni Generali S.p.A.	154
1	Banca Popolare dell-Emilia Romagna Scrl	11
2	Buzzi Unicem S.p.A.	29
1	DiaSorin S.p.A.	43
3	Eni S.p.A.	69
4	FinecoBank Banca Fineco S.p.A. •	23
33	Intesa Sanpaolo S.p.A.	97
15	UniCredit S.p.A.	119
		545
	Japan - 18.9%
1	Adastria Holdings Co., Ltd.	24
1	AEON Delight Co., Ltd.	14
3	AEON Mall Co., Ltd.	73
1	Aichi Steel Corp.	4
4	Aisin Seiki Co., Ltd.	149
—	Alpha Systems, Inc.	3
1	Alpine Electronics, Inc.	22
4	Anritsu Corp.	36
5	Bridgestone Corp.	196
2	Canon, Inc.	49

2

Hartford International Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.2% - (continued)
	Japan - 18.9% - (continued)
1	Cawachi Ltd.	$16
1	Chubu Steel Plate Co., Ltd.	6
1	CMIC Holdings Co., Ltd.	15
2	Credit Saison Co., Ltd.	39
2	Dai-ichi Life Insurance Co., Ltd.	30
2	Daiichi Sankyo Co., Ltd.	34
1	Dai-Ichi Seiko Co., Ltd.	13
6	Dainippon Screen Manufacturing Co., Ltd.	28
2	DeNa Co., Ltd.	19
2	Denso Corp.	79
2	Dentsu, Inc.	87
1	Doshisha Co., Ltd.	13
1	DTS Corp.	12
4	Eighteenth (The) Bank Ltd.	10
1	Eisai Co., Ltd.	34
1	En-Japan, Inc.	18
1	Exedy Corp.	24
2	Fuji Machine Manufacturing Co.	18
1	Fuji Photo Film Co., Ltd.	20
1	Fujimi, Inc.	16
8	Fujitsu Ltd.	61
2	Funai Electric Co., Ltd.	20
1	Futaba Corp.	10
1	Gendai Agency, Inc.	4
3	Higashi-Nippon Bank Ltd.	8
1	Hisaka Works Ltd.	9
2	Hitachi Chemical Co., Ltd.	33
3	Hitachi Metals Ltd.	54
1	Honda Motor Co., Ltd.	35
2	Honeys Co., Ltd.	17
3	Hosiden Corp.	19
6	Inpex Corp.	89
10	Isuzu Motors Ltd.	71
1	Itochu Techno-Solutions Corp.	27
1	Japan Digital Laboratory Co., Ltd.	16
4	Japan Display, Inc. •	24
1	Japan Petroleum Exploration Co., Ltd.	19
4	Japan Steel Works Ltd.	17
4	Japan Tobacco, Inc.	129
2	JSR Corp.	29
4	KDDI Corp.	213
2	Keihin Corp.	28
4	Kirin Brewery Co., Ltd.	59
12	Leopalace21 Corp. •	51
7	Makino Milling Machine Co.	60
—	Maruichi Steel Tube Ltd.	11
1	Melco Holdings, Inc.	22
2	Mimasu Semiconductor Industry Co., Ltd.	15
1	Miraial Co., Ltd.	15
8	Mitsubishi Electric Corp.	106
2	Mitsubishi Estate Co., Ltd.	54
9	Mitsubishi Gas Chemical Co.	58
15	Mitsubishi Materials Corp.	53
59	Mitsubishi UFJ Financial Group, Inc.	348
14	Mitsubishi UFJ Lease & Finance Co., Ltd.	80
11	Mitsui Chemicals, Inc.	30
12	Mitsui O.S.K. Lines Ltd.	45
2	Mitsumi Electric Co., Ltd.	12
1	Moshi Moshi Hotline, Inc.	7
36	NEC Corp.	139
2	Net One Systems Co., Ltd.	16
1	Neturen Co., Ltd.	5
2	Nichicon Corp.	19
—	Nintendo Co., Ltd.	22
2	Nippon Telegraph & Telephone Corp.	108
4	Nippon Television Network Corp.	65
2	Nishimatsuya Chain Co., Ltd.	18
1	Nitto Denko Corp.	31
1	Nok Corp.	26
1	NSD Co., Ltd.	10
2	OBIC Co., Ltd.	67
3	Oita Bank Ltd.	11
3	Ono Pharmaceutical Co., Ltd.	224
1	Pal Co., Ltd.	18
1	Proto Corp.	14
7	Rakuten, Inc.	96
1	Rohm Co., Ltd.	34
—	Shimamura Co., Ltd.	20
2	Shin-Etsu Polymer Co., Ltd.	9
2	Shinkawa Ltd.	8
4	Shinko Electric Industries Co., Ltd.	36
2	Shionogi & Co., Ltd.	37
5	Sony Financial Holdings, Inc.	78
1	Star Micronics Co., Ltd.	14
7	Sumitomo Bakelite Co., Ltd.	28
4	Sumitomo Mitsui Financial Group, Inc.	144
20	T&D Holdings, Inc.	251
2	Tachi-S Co., Ltd.	32
46	Taiheyo Cement Corp.	179
4	Takeda Pharmaceutical Co., Ltd.	162
3	Tochigi (The) Bank Ltd.	12
1	Tokai Rika Co., Ltd.	29
2	Tokai Rubber Industries Ltd.	16
4	Tokio Marine Holdings, Inc.	122
2	Tokyo Ohka Kogyo Co., Ltd.	54
1	Tokyo Seimitsu Co., Ltd.	25
3	Tokyo Steel Manufacturing Co., Ltd.	20
1	Topre Corp.	16
23	Toshiba Corp.	102
4	Toshiba Machine Co., Ltd.	18
2	Toyoda Gosei Co., Ltd.	34
2	Toyota Boshoku Corp.	28
2	Toyota Industries Corp.	79
—	Tri-Stage, Inc.	5
1	Tsuruha Holdings, Inc.	33
2	Ushio, Inc.	24
1	XEBIO Co., Ltd.	21
18	Yahoo! Japan Corp.	82
2	Yamanashi (The) Chuo Bank Ltd.	9
1	Yamato Kogyo Co.	26
1	Yamazen Corp.	7
1	Yodogawa Steel Works Ltd.	4
1	Zuken, Inc.	8
		5,754
	Jersey - 0.4%
22	Glencore plc	134

	Luxembourg - 0.1%
1	Oriflame Cosmetics S.A. ADR	17

3

Hartford International Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.2% - (continued)
	Malaysia - 0.9%
296	AirAsia Berhad	$225
50	MY EG Services BHD	45
		270
	Mexico - 1.3%
18	Alfa S.A.B. de C.V.	48
4	Cemex S.A.B. de C.V. ADR •	53
22	Compartamos S.A.B. de C.V.	44
20	Corporacion Inmobiliaria Vesta S. de RL de C.V.	44
17	Credito Real S.A. de C.V.	38
7	Grupo Financiero Banorte S.A.B. de C.V.	46
13	Grupo Mexico S.A.B. de C.V.	45
22	Hoteles City Express S.A.B. de C.V. •	41
12	OHL Mexico S.A.B. de C.V. •	36
		395
	Netherlands - 2.5%
1	ASML Holding N.V.	99
2	Delta Lloyd N.V.	38
2	Heineken N.V.	129
19	ING Groep N.V. •	245
24	Koninklijke (Royal) KPN N.V. •	78
1	Koninklijke Philips N.V.	43
1	NXP Semiconductors N.V. •	67
8	PostNL	40
1	USG People N.V.	11
		750
	Norway - 0.4%
9	Orkla ASA	82
5	Storebrand ASA	26
		108
	Panama - 0.7%
1	Copa Holdings S.A. Class A	225

	Portugal - 0.3%
9	Banco Espirito Santo S.A. •	3
4	Galp Energia SGPS S.A.	79
		82
	Russia - 0.1%
4	OAO Gazprom Class S ADR	32

	Singapore - 0.4%
32	ARA Asset Management	44
60	Biosensors International Group Ltd. •	41
15	Petra Foods Ltd.	47
		132
	South Africa - 0.2%
3	Impala Platinum Holdings Ltd.	31
8	Raubex Group Ltd.	17
		48
	South Korea - 3.3%
1	Coway Co., Ltd.	47
1	Doosan Corp.	82
1	Doosan Heavy Industrions and Construction Co.	43
2	Eugene Technology Co., Ltd.	35
3	Hana Financial Holdings	117
—	Hyundai Department Store Co., Ltd.	62
1	Hyundai Home Shopping Network Corp.	172
1	KB Financial Group, Inc.	29
1	Kia Motors Corp.	35
1	Korea Telecom Corp.	33
10	LG Telecom Ltd.	88
—	Posco Ltd.	65
—	Shinhan Financial Group Co., Ltd.	19
—	SK Telecom Co., Ltd.	116
2	Suprema, Inc. •	51
1	Tongyang Life Insurance	12
		1,006
	Spain - 0.3%
1	Almirall S.A.	22
2	Banco Popular Espanol	11
3	Telefonica S.A.	49
		82
	Sweden - 4.0%
5	Alfa Laval Ab	105
4	Assa Abloy Ab	203
7	Atlas Copco Ab	205
1	Axis Communications Ab	37
6	Boliden Ab	93
9	Electrolux AB Series B	216
5	Nordea Bank Ab	61
8	SKF AB Class B	194
6	Trelleborg AB	115
		1,229
	Switzerland - 5.6%
—	Adecco S.A.	37
—	Belimon Holding AG	34
1	Compagnie Financiere Richemont S.A.	120
—	Daetwyler Holding AG	3
—	Geberit AG	131
—	Givaudan	47
—	Holcim Ltd.	17
—	Inficon Holdings AG	22
6	Julius Baer Group Ltd.	252
—	Kuehne & Nagel International AG	38
—	LEM Holdings S.A.	21
—	Lindt & Spruengli AG	31
2	Micronas Semiconductor Holding AG	16
2	Novartis AG	208
1	Roche Holding AG	349
—	SGS S.A.	61
—	Tecan Group AG	52
16	UBS AG ☼	280
		1,719
	Taiwan - 1.9%
5	Advantech Co., Ltd.	43
5	AirTac International Group	43
16	Compal Electronics, Inc.	15
1	Hermes Microvision, Inc.	45
18	Scinopharm Taiwan Ltd.	44
6	Silergy Corp.	50
15	Synnex Technology International Corp.	23
62	Taiwan Semiconductor Manufacturing Co., Ltd.	250
43	WPG Holdings Co., Ltd. •	57
		570
	Thailand - 0.4%
38	PTT Chemical Public Co., Ltd.	78
13	Total Access Communication Public Co., Ltd.	42
		120
	United Kingdom - 10.8%
2	Anglo American plc	52

4

Hartford International Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.2% - (continued)
	United Kingdom - 10.8% - (continued)
10	Arm Holdings plc	$137
9	Ashtead Group plc	137
4	AstraZeneca plc	261
11	Barclays Bank plc ADR	40
6	BG Group plc	114
13	BP plc ‡	106
6	British American Tobacco plc	324
8	Burberry Group plc	192
2	Catlin Group Ltd.	14
7	Compass Group plc	120
9	Diageo Capital plc	281
5	Halma plc	49
10	Hays plc	21
4	Home Retail Group	12
11	HSBC Holdings plc	116
2	Intertek Group plc	66
3	Jardine Lloyd Thompson Group plc	49
15	Kingfisher plc	74
7	Lonmin plc	28
2	Mothercare plc	10
12	National Grid plc	167
8	Prudential plc	173
2	Reckitt Benckiser Group plc	192
6	SIG plc	16
8	Smith & Nephew plc	143
3	Spectris plc	92
2	Spirax-Sarco Engineering plc	83
3	Standard Chartered plc	56
3	SuperGroup plc •	43
1	Victrex plc	24
3	WH Smith plc	51
1	Whitbread plc	56
		3,299
	United States - 0.5%
2	Home Inns & Hotels Management, Inc. •	87
2	Markit Ltd. •	60
		147
	Total Common Stocks
	(Cost $26,423)	$28,999

Preferred Stocks - 0.4%
	Germany - 0.4%
3	ProSieben Sat.1 Media AG	$113

	Total Preferred Stocks
	(Cost $115)	$113

Exchange Traded Funds - 0.0%
	United States - 0.0%
—	iShares MSCI EAFE ETF	$8

	Total Exchange Traded Funds
	(Cost $8)	$8

	Total Long-Term Investments (Cost $26,546)	$29,120

Short-Term Investments - 3.7%
	Repurchase Agreements - 3.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $142, collateralized by GNMA 4.00%, 2044, value of $145)
$142	0.08%, 7/31/2014	$142
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $55,
collateralized by FHLMC 2.00% - 3.50%, 2023 -
2043, FNMA 2.00% - 4.50%, 2026 - 2042,
	GNMA 3.00%, 2043, value of $56)
55	0.08%, 7/31/2014	55
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $118,
collateralized by U.S. Treasury Bill 0.05% -
0.10%, 2014 - 2015, U.S. Treasury Bond 2.75%
- 11.25%, 2015 - 2044, U.S. Treasury Note
	0.13% - 4.63%, 2014 - 2023, value of $121)
118	0.07%, 7/31/2014	118
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $159, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $162)
159	0.06%, 7/31/2014	159
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $118, collateralized by U.S. Treasury
Bond 6.38%, 2027, U.S. Treasury Note 0.75% -
	3.38%, 2018 - 2023, value of $120)
118	0.06%, 7/31/2014	118
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $146, collateralized by U.S. Treasury
Bill 0.12%, 2015, U.S. Treasury Bond 5.00%,
2037, U.S. Treasury Note 2.63%, 2020, value of
	$149)
145	0.09%, 7/31/2014	145
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $87, collateralized by U.S. Treasury
Bond 4.38%, 2040, U.S. Treasury Note 0.25% -
	4.25%, 2015 - 2018, value of $88)
87	0.07%, 7/31/2014	87
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $314,
collateralized by FHLMC 3.50% - 4.00%, 2026 -
2043, FNMA 2.50% - 5.00%, 2025 - 2044, U.S.
	Treasury Note 0.50%, 2016, value of $320)
314	0.08%, 7/31/2014	314

5

Hartford International Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 3.7% - (continued)
	Repurchase Agreements - 3.7% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $3, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $3)
$3	0.07%, 7/31/2014		$3
			1,141
	Total Short-Term Investments
	(Cost $1,141)		$1,141

	Total Investments
	(Cost $27,687) ▲	99.3%	$30,261
	Other Assets and Liabilities	0.7%	221
	Total Net Assets	100.0%	$30,482

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $28,018 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,240
Unrealized Depreciation	(997)
Net Unrealized Appreciation	$2,243

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the July 31, 2014, the aggregate value of these securities was $50, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
09/2011 - 10/2011	80	China High Precision Automation Group Ltd.	$31
06/2014	12	David Jones Ltd.	45

At July 31, 2014, the aggregate value of these securities was $50, which represents 0.2% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $18 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Sell	08/06/2014	JPM	$30	$30	$–	$–
CHF	Sell	08/05/2014	MSC	4	4	–	–
EUR	Buy	08/04/2014	JPM	5	5	–	–
EUR	Sell	08/05/2014	BCLY	36	36	–	–
EUR	Sell	08/01/2014	CBK	7	7	–	–
EUR	Sell	08/04/2014	JPM	7	7	–	–
GBP	Buy	08/01/2014	CBK	2	2	–	–

6

Hartford International Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
GBP	Buy	08/04/2014	JPM	$3	$3	$–	$–
HKD	Buy	08/01/2014	BCLY	27	27	–	–
JPY	Sell	08/01/2014	BOA	25	25	–	–
JPY	Sell	08/13/2014	BOA	45	45	–	–
JPY	Sell	09/19/2014	BOA	75	74	1	–
JPY	Sell	08/04/2014	HSBC	30	30	–	–
JPY	Sell	10/15/2014	UBS	59	58	1	–
Total						$2	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

Index Abbreviations:

EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

7

Hartford International Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Diversification by Sector

as of July 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	16.6%
Consumer Staples	6.7
Energy	5.1
Financials	15.5
Health Care	9.5
Industrials	16.6
Information Technology	10.6
Materials	9.4
Services	3.2
Utilities	2.4
Total	95.6%
Short-Term Investments	3.7
Other Assets and Liabilities	0.7
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

8

Hartford International Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$177	$177	$–	$–
Australia	1,098	174	879	45
Austria	12	12	–	–
Belgium	521	10	511	–
Brazil	490	490	–	–
Canada	929	929	–	–
Cayman Islands	40	–	40	–
China	2,340	1,293	1,047	–
Denmark	393	21	372	–
Finland	266	–	266	–
France	3,226	138	3,088	–
Germany	1,080	191	889	–
Hong Kong	1,326	86	1,235	5
Hungary	32	–	32	–
India	156	109	47	–
Ireland	49	–	49	–
Israel	200	200	–	–
Italy	545	23	522	–
Japan	5,754	–	5,754	–
Jersey	134	–	134	–
Luxembourg	17	17	–	–
Malaysia	270	–	270	–
Mexico	395	395	–	–
Netherlands	750	67	683	–
Norway	108	–	108	–
Panama	225	225	–	–
Portugal	82	–	82	–
Russia	32	32	–	–
Singapore	132	47	85	–
South Africa	48	17	31	–
South Korea	1,006	–	1,006	–
Spain	82	–	82	–
Sweden	1,229	–	1,229	–
Switzerland	1,719	108	1,611	–
Taiwan	570	–	570	–
Thailand	120	–	120	–
United Kingdom	3,299	59	3,240	–
United States	147	147	–	–
Total	$28,999	$4,967	$23,982	$50
Exchange Traded Funds	8	8	–	–
Preferred Stocks	113	–	113	–
Short-Term Investments	1,141	–	1,141	–
Total	$30,261	$4,975	$25,236	$50
Foreign Currency Contracts*	$2	$–	$2	$–
Total	$2	$–	$2	$–
Liabilities:
Foreign Currency Contracts*	$–	$–	$–	$–
Total	$–	$–	$–	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $245 were transferred from Level 1 to Level 2, and investments valued at $621 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

9

Hartford International Capital Appreciation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2014
Assets:
Common Stocks	$10	$—	$(5	)*	$—	$45	$—	$—	$—	$50
Total	$10	$—	$(5)		$—	$45	$—	$—	$—	$50

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $(5).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

10

The Hartford International Growth Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.9%
	Australia - 1.6%
815	Alumina Ltd.	$1,198
70	Seek Ltd.	1,062
		2,260
	Belgium - 1.7%
15	Anheuser-Busch InBev N.V.	1,650
9	UCB S.A.	839
		2,489
	Brazil - 1.1%
47	BB Seguridade Participacoes	683
34	Kroton Educacional S.A.	906
		1,589
	Canada - 6.6%
74	Alimentation Couche-Tard, Inc.	2,028
114	CAE, Inc.	1,450
11	Magna International, Inc.	1,165
31	Methanex Corp.	2,046
201	Trican Well Service Ltd.	2,898
		9,587
	China - 6.6%
5	Baidu, Inc. ADR ●	1,132
4,540	Greatview Aseptic Packaging Co., Ltd.	3,574
800	Lenovo Group Ltd.	1,091
622	PICC Property and Casualty Co., Ltd.	1,006
94	WuXi PharmaTech Cayman, Inc. ●	2,911
		9,714
	Denmark - 4.6%
125	DSV AS	3,933
39	Novo Nordisk A/S	1,784
14	Pandora A/S	992
		6,709
	Finland - 1.5%
27	Kone Oyj Class B	1,123
21	Sampo Oyj Class A	1,037
		2,160
	France - 9.4%
27	Cie Generale d'Optique Essilor International S.A.	2,607
64	Edenred	2,000
38	JC Decaux S.A.	1,303
28	Renault S.A.	2,336
16	Safran S.A.	950
17	Valeo S.A.	2,073
54	Vallourec S.A.	2,401
		13,670
	Germany - 4.8%
15	Brenntag AG	2,338
5	Continental AG	1,048
7	Hugo Boss AG	1,006
80	Tom Tailor Holding AG ●	1,563
27	United Internet AG	1,085
		7,040
	Hong Kong - 4.3%
166	AAC Technologies Holdings, Inc.	984
297	AIA Group Ltd.	1,592
303	Samsonite International S.A.	939
157	Sands China Ltd.	1,154
102	Tencent Holdings Ltd.	1,649
		6,318
	India - 3.1%
44	HCL Technologies Ltd.	1,133
79	HDFC Bank Ltd.	1,085
20	ICICI Bank Ltd.	1,018
96	Sun Pharmaceutical Industries Ltd.	1,249
		4,485
	Ireland - 0.7%
12	Covidien plc	1,052

	Israel - 2.6%
14	Check Point Software Technologies Ltd. ADR ●	971
52	Teva Pharmaceutical Industries Ltd. ADR	2,764
		3,735
	Italy - 0.8%
151	UniCredit S.p.A.	1,181

	Japan - 9.3%
98	Astellas Pharma, Inc.	1,329
75	Bridgestone Corp.	2,721
10	Daito Trust Construction Co., Ltd.	1,169
510	NEC Corp.	1,969
38	Ono Pharmaceutical Co., Ltd.	3,210
644	Taiheyo Cement Corp.	2,492
24	Tokio Marine Holdings, Inc.	761
		13,651
	Jersey - 1.3%
312	Glencore plc	1,883

	Malaysia - 1.8%
3,423	AirAsia Berhad	2,609

	Norway - 0.8%
127	Orkla ASA	1,150

	Panama - 2.1%
20	Copa Holdings S.A. Class A	3,080

	South Africa - 0.7%
9	Naspers Ltd.	1,082

	Sweden - 3.9%
40	Alfa Laval Ab	915
19	Assa Abloy Ab	943
120	Electrolux AB Series B	2,987
66	Skandinaviska Enskilda Banken Ab	885
		5,730
	Switzerland - 5.5%
10	Actelion Ltd.	1,181
1	Givaudan	850
18	Novartis AG	1,558
4	Partners Group	964
9	Roche Holding AG	2,494
4	Zurich Financial Services AG	1,035
		8,082
	Taiwan - 3.8%
87	Catcher Technology Co., Ltd.	711
14	Largan Precision Co., Ltd.	1,045
947	Taiwan Semiconductor Manufacturing Co., Ltd.	3,798
		5,554
	United Kingdom - 15.6%
102	Aberdeen Asset Management plc	710

1

The Hartford International Growth Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.9% - (continued)
	United Kingdom - 15.6% - (continued)
10	Aon plc	$807
135	Arm Holdings plc	1,924
109	Ashtead Group plc	1,631
14	AstraZeneca plc	1,001
32	British American Tobacco plc	1,884
75	British Sky Broadcasting Group plc	1,110
114	Burberry Group plc	2,703
73	Compass Group plc	1,193
191	Direct Line Insurance Group plc	916
228	Henderson Group plc	930
23	Imperial Tobacco Group plc	1,008
10	Next plc	1,196
65	Prudential plc	1,492
17	Reckitt Benckiser Group plc	1,505
66	Smith & Nephew plc	1,129
22	Spectris plc	717
78	St. James's Place Capital plc	959
		22,815
	United States - 2.7%
5	Actavis plc ●	1,003
23	Amdocs Ltd.	1,051
17	Open Text Corp.	968
10	Wabco Holdings, Inc. ●	987
		4,009
	Total Common Stocks
	(Cost $125,622)	$141,634

Preferred Stocks - 0.6%
	Germany - 0.6%
22	ProSieben Sat.1 Media AG	$941

	Total Preferred Stocks
	(Cost $793)	$941

	Total Long-Term Investments (Cost $126,415)	$142,575

Short-Term Investments - 2.6%
	Repurchase Agreements - 2.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $472, collateralized by GNMA 4.00%, 2044, value of $481)
$472	0.08%, 7/31/2014	$472
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $184,
collateralized by FHLMC 2.00% - 3.50%, 2023 -
2043, FNMA 2.00% - 4.50%, 2026 - 2042,
	GNMA 3.00%, 2043, value of $188)
184	0.08%, 7/31/2014	184
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $394,
collateralized by U.S. Treasury Bill 0.05% -
0.10%, 2014 - 2015, U.S. Treasury Bond 2.75%
- 11.25%, 2015 - 2044, U.S. Treasury Note
	0.13% - 4.63%, 2014 - 2023, value of $402)
394	0.07%, 7/31/2014	394
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $529, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $539)
529	0.06%, 7/31/2014	529
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $392, collateralized by U.S. Treasury
Bond 6.38%, 2027, U.S. Treasury Note 0.75% -
	3.38%, 2018 - 2023, value of $400)
392	0.06%, 7/31/2014	392
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $485, collateralized by U.S. Treasury
Bill 0.12%, 2015, U.S. Treasury Bond 5.00%,
2037, U.S. Treasury Note 2.63%, 2020, value of
	$495)
485	0.09%, 7/31/2014	485
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $289, collateralized by U.S. Treasury
Bond 4.38%, 2040, U.S. Treasury Note 0.25% -
	4.25%, 2015 - 2018, value of $295)
289	0.07%, 7/31/2014	289
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$1,044, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2043, FNMA 2.50% - 5.00%, 2025 -
2044, U.S. Treasury Note 0.50%, 2016, value of
	$1,065)
1,044	0.08%, 7/31/2014	1,044
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $11, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $11)
11	0.07%, 7/31/2014	11
		3,800
	Total Short-Term Investments
	(Cost $3,800)	$3,800

Total Investments
(Cost $130,215) ▲	100.1%	$146,375
Other Assets and Liabilities	(0.1)%	(176)
Total Net Assets	100.0%	$146,199

2

The Hartford International Growth Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $130,314 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,874
Unrealized Depreciation	(2,813)
Net Unrealized Appreciation	$16,061

●	Non-income producing.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
BRL	Buy	08/01/2014	JPM	$731	$721	$–	$(10)
EUR	Sell	08/01/2014	CBK	89	89	–	–
SEK	Sell	08/01/2014	SSG	89	88	1	–
Total						$1	$(10)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC

Currency Abbreviations:
BRL	Brazilian Real
EUR	EURO
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector
as of July 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	19.3%
Consumer Staples	5.5
Energy	2.0
Financials	12.4
Health Care	18.0
Industrials	18.4
Information Technology	13.7
Materials	8.2
Total	97.5%
Short-Term Investments	2.6
Other Assets and Liabilities	(0.1)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

The Hartford International Growth Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$2,260	$–	$2,260	$–
Belgium	2,489	–	2,489	–
Brazil	1,589	1,589	–	–
Canada	9,587	9,587	–	–
China	9,714	7,617	2,097	–
Denmark	6,709	–	6,709	–
Finland	2,160	–	2,160	–
France	13,670	1,303	12,367	–
Germany	7,040	1,563	5,477	–
Hong Kong	6,318	–	6,318	–
India	4,485	1,018	3,467	–
Ireland	1,052	1,052	–	–
Israel	3,735	3,735	–	–
Italy	1,181	–	1,181	–
Japan	13,651	–	13,651	–
Jersey	1,883	–	1,883	–
Malaysia	2,609	–	2,609	–
Norway	1,150	–	1,150	–
Panama	3,080	3,080	–	–
South Africa	1,082	–	1,082	–
Sweden	5,730	–	5,730	–
Switzerland	8,082	–	8,082	–
Taiwan	5,554	–	5,554	–
United Kingdom	22,815	807	22,008	–
United States	4,009	4,009	–	–
Total	$141,634	$35,360	$106,274	$–
Preferred Stocks	941	–	941	–
Short-Term Investments	3,800	–	3,800	–
Total	$146,375	$35,360	$111,015	$–
Foreign Currency Contracts*	$1	$–	$1	$–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts*	$10	$–	$10	$–
Total	$10	$–	$10	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $1,034 were transferred from Level 1 to Level 2, and investments valued at $2,291 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

The Hartford International Opportunities Fund
Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.5%
	Belgium - 3.3%
332	Anheuser-Busch InBev N.V.	$35,782
267	Umicore S.A.	12,907
		48,689
	Brazil - 1.1%
161	Mills Estruturas e Servicos de Engenharia S.A.	1,676
968	Vale S.A. SP ADR	13,890
		15,566
	Canada - 6.2%
994	Air Canada Class A ●	8,725
546	Cameco Corp.	11,011
204	Canadian National Railway Co.	13,631
382	Imperial Oil Ltd.	19,582
423	Tim Hortons, Inc.	23,657
259	Transcanada Corp.	12,969
		89,575
	China - 3.8%
71	Baidu, Inc. ADR ●	15,324
1,330	ENN Energy Holdings Ltd.	9,407
9,980	Lenovo Group Ltd.	13,614
12,762	PetroChina Co., Ltd.	16,541
		54,886
	Denmark - 0.2%
128	H. Lundbeck A/S	2,939

	Finland - 0.4%
135	Kone Oyj Class B	5,685

	France - 12.3%
48	Accor S.A.	2,321
271	Air Liquide	34,486
136	AtoS	10,620
182	BNP Paribas	12,108
144	Capital Gemini S.A.	10,408
156	Cie Generale d'Optique Essilor International S.A.	15,256
269	Groupe Eurotunnel S.A.	3,556
922	Orange S.A.	14,437
172	Peugeot S.A.	2,560
914	Rexel S.A.	17,704
311	Schneider Electric S.A.	26,383
185	Societe Generale Class A	9,266
71	Unibail Rodamco REIT	19,088
		178,193
	Germany - 2.1%
45	Brenntag AG	7,301
44	Continental AG	9,582
784	Deutsche Lufthansa AG	13,837
		30,720
	Greece - 1.3%
14,736	Alpha Bank A.E. ●	11,774
534	Hellenic Telecommunications Organization S.A.	7,326
		19,100
	Hong Kong - 0.2%
740	MGM China Holdings Ltd.	2,707

	India - 1.6%
376	ICICI Bank Ltd.	9,079
545	ITC Ltd.	3,193
614	Reliance Industries Ltd.	10,135
23	United Spirits Ltd.	905
		23,312
	Ireland - 2.5%
129	Covidien plc	11,142
1,057	CRH plc	24,608
		35,750
	Italy - 4.6%
1,248	Assicurazioni Generali S.p.A.	26,045
336	Banca Generali S.p.A.	9,388
1,295	FinecoBank Banca Fineco S.p.A. ●	6,795
901	Intesa Sanpaolo S.p.A.	2,676
3,686	Snam S.p.A.	21,726
		66,630
	Japan - 22.0%
97	AEON Mall Co., Ltd.	2,275
327	Aisin Seiki Co., Ltd.	12,694
483	Asahi Group Holdings Ltd.	14,568
189	Asics Corp.	4,015
324	Bank of Yokohama Ltd.	1,842
404	Bridgestone Corp.	14,577
106	Daito Trust Construction Co., Ltd.	12,819
429	Daiwa House Industry Co., Ltd.	8,711
243	Eisai Co., Ltd.	10,306
2,440	Isuzu Motors Ltd.	16,935
284	Japan Exchange Group, Inc.	6,467
245	Kansai Electric Power Co., Inc.	2,233
142	KDDI Corp.	8,180
263	Kyushu Electric Power Co., Inc.	2,918
603	M3, Inc.	9,737
1,031	Mitsubishi Electric Corp.	13,609
2,217	Mitsubishi UFJ Financial Group, Inc.	13,073
583	Mitsui Fudosan Co., Ltd.	19,243
2,171	NEC Corp.	8,382
216	Nippon Telegraph & Telephone Corp.	14,371
317	Olympus Corp.	11,423
175	Ono Pharmaceutical Co., Ltd.	14,813
1,103	ORIX Corp.	17,823
1,158	Rakuten, Inc.	15,209
577	Seven & I Holdings Co., Ltd.	24,013
173	Shikoku Electric Power Co.	2,284
623	T&D Holdings, Inc.	7,818
247	Takeda Pharmaceutical Co., Ltd.	11,288
3,863	Toshiba Corp.	17,182
		318,808
	Jersey - 1.7%
3,997	Glencore plc	24,153

	Marshall Islands - 0.1%
176	Tanker Investments Ltd. ●	1,877

	Mexico - 1.1%
1,101	Cemex S.A.B. de C.V. ADR ●	13,826
629	Fibra Uno Administracion S.A. REIT	2,210
		16,036
	Netherlands - 5.3%
2,066	ING Groep N.V. ●	26,837
4,321	Koninklijke (Royal) KPN N.V. ●	13,818
229	NXP Semiconductors N.V. ●	14,257

1

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.5% - (continued)
	Netherlands - 5.3% - (continued)
526	Royal Dutch Shell plc	$21,647
		76,559
	Panama - 0.3%
131	Avianca Holdings S.A. ADR	2,126
12	Copa Holdings S.A. Class A	1,853
		3,979
	Portugal - 0.6%
525	Galp Energia SGPS S.A.	9,313

	Romania - 0.3%
284	Electrica S.A. ■●	3,778

	South Korea - 1.1%
237	Hynix Semiconductor, Inc.	10,297
78	Korea Electric Power Corp.	3,217
9	Posco Ltd.	2,940
		16,454
	Spain - 0.5%
1,229	CaixaBank	7,392

	Sweden - 1.4%
414	Assa Abloy Ab	20,352

	Switzerland - 9.5%
149	Adecco S.A.	11,138
34	Compagnie Financiere Richemont S.A.	3,195
574	Julius Baer Group Ltd.	24,363
542	Novartis AG	47,171
103	Roche Holding AG	30,029
1,268	UBS AG	21,793
		137,689
	Taiwan - 1.9%
6,871	Taiwan Semiconductor Manufacturing Co., Ltd.	27,549

	United Kingdom - 10.6%
201	Al Noor Hospitals Group	3,452
609	AstraZeneca plc	44,444
1,295	BG Group plc	25,535
1,080	BP plc	8,795
1,335	British Sky Broadcasting Group plc	19,764
61	Derwent London plc REIT	2,752
854	Diageo Capital plc	25,654
1,425	Direct Line Insurance Group plc	6,838
264	Great Portland Est	2,838
597	NMC Health plc	4,740
232	Schroders plc	9,325
		154,137
	United States - 0.5%
310	Markit Ltd. ●	7,837

	Total Common Stocks
	(Cost $1,328,757)	$1,399,665

Preferred Stocks - 0.9%
	Germany - 0.9%
58	Volkswagen AG N.V.	$13,447

	Total Preferred Stocks
	(Cost $14,175)	$13,447

Exchange Traded Funds - 0.3%
	United States - 0.3%
76	iShares MSCI EAFE ETF	$5,092

	Total Exchange Traded Funds
	(Cost $5,113)	$5,092

	Total Long-Term Investments
	(Cost $1,348,045)	$1,418,204

Short-Term Investments - 2.6%
	Repurchase Agreements - 2.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $4,620, collateralized by GNMA 4.00%, 2044, value of $4,712)
$4,620	0.08%, 7/31/2014	$4,620
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$1,801, collateralized by FHLMC 2.00% -
3.50%, 2023 - 2043, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00%, 2043, value of
	$1,837)
1,801	0.08%, 7/31/2014	1,801
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$3,863, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $3,940)
3,863	0.07%, 7/31/2014	3,863
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $5,178, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $5,282)
5,178	0.06%, 7/31/2014	5,178
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $3,838, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury Note
	0.75% - 3.38%, 2018 - 2023, value of $3,915)
3,838	0.06%, 7/31/2014	3,838
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $4,747, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $4,842)
4,747	0.09%, 7/31/2014	4,747

2

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 2.6% - (continued)
	Repurchase Agreements - 2.6% - (continued)
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $2,828, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury Note
	0.25% - 4.25%, 2015 - 2018, value of $2,884)
$2,828	0.07%, 7/31/2014		$2,828
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$10,226, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $10,431)
10,226	0.08%, 7/31/2014		10,226
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $106, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $109)
106	0.07%, 7/31/2014		106
			37,207
	Total Short-Term Investments
	(Cost $37,207)		$37,207

	Total Investments
	(Cost $1,385,252) ▲	100.3%	$1,455,411
	Other Assets and Liabilities	(0.3)%	(4,439)
	Total Net Assets	100.0%	$1,450,972

3

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $1,390,439 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$104,460
Unrealized Depreciation	(39,488)
Net Unrealized Appreciation	$64,972

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $3,778, which represents 0.3% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Buy	08/01/2014	BCLY	$2,960	$2,946	$–	$(14)
CAD	Buy	08/05/2014	MSC	1,463	1,463	–	–
CAD	Sell	08/06/2014	JPM	323	323	–	–
EUR	Buy	08/05/2014	BCLY	963	963	–	–
EUR	Buy	08/01/2014	CBK	538	537	–	(1)
EUR	Buy	08/04/2014	JPM	1,136	1,137	1	–
GBP	Sell	08/01/2014	CBK	1,562	1,557	5	–
JPY	Buy	08/01/2014	BOA	180	178	–	(2)
Total						$6	$(17)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound
JPY	Japanese Yen

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

4

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Diversification by Sector
as of July 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	9.8%
Consumer Staples	7.2
Energy	9.3
Financials	20.7
Health Care	15.0
Industrials	11.4
Information Technology	8.1
Materials	8.9
Services	4.1
Utilities	3.2
Total	97.7%
Short-Term Investments	2.6
Other Assets and Liabilities	(0.3)
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Currency Concentration of Securities
as of July 31, 2014

Percentage of
Description	Net Assets
Brazilian Real	0.1%
British Pound	15.5
Canadian Dollar	5.4
Danish Kroner	0.2
Euro	28.8
Hong Kong Dollar	2.9
Indian Rupee	1.6
Japanese Yen	22.0
Mexican New Peso	0.1
Norwegian Krone	0.1
Republic of Korea Won	1.1
Swedish Krona	1.4
Swiss Franc	9.5
Taiwanese Dollar	1.9
United States Dollar	9.7
Other Assets and Liabilities	(0.3)
Total	100.0%

5

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Belgium	$48,689	$–	$48,689	$–
Brazil	15,566	15,566	–	–
Canada	89,575	89,575	–	–
China	54,886	15,324	39,562	–
Denmark	2,939	2,939	–	–
Finland	5,685	–	5,685	–
France	178,193	–	178,193	–
Germany	30,720	–	30,720	–
Greece	19,100	–	19,100	–
Hong Kong	2,707	–	2,707	–
India	23,312	905	22,407	–
Ireland	35,750	11,142	24,608	–
Italy	66,630	6,795	59,835	–
Japan	318,808	–	318,808	–
Jersey	24,153	–	24,153	–
Marshall Islands	1,877	1,877	–	–
Mexico	16,036	16,036	–	–
Netherlands	76,559	14,257	62,302	–
Panama	3,979	3,979	–	–
Portugal	9,313	–	9,313	–
Romania	3,778	3,778	–	–
South Korea	16,454	–	16,454	–
Spain	7,392	–	7,392	–
Sweden	20,352	–	20,352	–
Switzerland	137,689	–	137,689	–
Taiwan	27,549	–	27,549	–
United Kingdom	154,137	8,192	145,945	–
United States	7,837	7,837	–	–
Total	$1,399,665	$198,202	$1,201,463	$–
Exchange Traded Funds	5,092	5,092	–	–
Preferred Stocks	13,447	–	13,447	–
Short-Term Investments	37,207	–	37,207	–
Total	$1,455,411	$203,294	$1,252,117	$–
Foreign Currency Contracts*	$6	$–	$6	$–
Total	$6	$–	$6	$–
Liabilities:
Foreign Currency Contracts*	$17	$–	$17	$–
Total	$17	$–	$17	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $29,635 were transferred from Level 1 to Level 2, and investments valued at $9,852 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

The Hartford International Small Company Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.7%
	Australia - 5.1%
270	Challenger Financial Services Group Ltd.	$1,999
22	Domino's Pizza Enterprises Ltd. ‡	436
531	Karoon Gas Australia Ltd. ●	1,768
465	NuFarm Ltd.	1,857
665	Qantas Airways Ltd. ●	815
252	SAI Global Ltd.	1,136
854	Spotless Group Holdings Ltd. ●☼	1,468
102	Super Retail Group Ltd.	889
678	Tox Free Solutions Ltd.	2,047
2,168	Transpacific Industries Group Ltd. ●	2,157
		14,572
	Austria - 1.7%
47	Andritz AG	2,524
19	Schoeller-Bleckmann Oilfield Equipment AG	2,265
		4,789
	Belgium - 2.7%
18	Ackermans & van Haaren N.V.	2,186
26	Compagnie d'Entreprises CFE	2,595
66	D'ieteren S.A.	2,784
		7,565
	Brazil - 0.8%
542	Magazine Luiza S.A.	2,131

	China - 0.9%
82	WuXi PharmaTech Cayman, Inc. ●	2,517

	Denmark - 3.0%
108	DSV AS	3,404
115	H. Lundbeck A/S	2,632
101	Matas A/S	2,559
		8,595
	Finland - 0.5%
61	Tikkurila Oyj	1,545

	France - 2.5%
28	Eurazeo	2,117
38	Imerys S.A.	2,953
282	S.O.I. Tec S.A. ●	859
10	Wendel S.A.	1,247
		7,176
	Germany - 3.9%
55	DMG Mori Seiki AG	1,668
34	ElringKlinger AG	1,244
32	Grenke Leasing	3,326
36	Rheinmetall AG	2,176
72	SAF-Holland S.A.	997
33	STRATEC Biomedical AG	1,703
		11,114
	Greece - 0.7%
154	EuroBank Properties REIT	1,963

	Hong Kong - 1.4%
2,136	Noble Group Ltd.	2,418
432	Shanghai Fosun Pharmaceutical Co., Ltd. ●	1,423
		3,841
	Indonesia - 0.4%
7,814	Gajah Tunggal Tbk PT	1,214

	Italy - 4.0%
403	Anima Holding S.p.A. ●	2,402
45	Banca Generali S.p.A.	1,263
3,000	Beni Stabili S.p.A.	2,440
39	DiaSorin S.p.A.	1,565
34	EI Towers S.p.A. ●	1,829
772	Immobiliare Grande Distribuzione REIT	1,127
28	Salvatore Ferragamo Italia S.p.A.	763
		11,389
	Japan - 35.7%
59	AEON Mall Co., Ltd.	1,384
66	Asahi Intecc Co., Ltd.	2,725
64	CyberAgent, Inc.	2,159
154	Denyo Co., Ltd.	2,343
72	Digital Garage, Inc.	1,151
149	DMG Mori Seiki Co., Ltd.	1,889
53	Exedy Corp.	1,574
334	Ferrotec Corp.	2,512
3	GLP J-REIT	3,114
195	Hitachi Metals Ltd.	3,171
88	Hoshizaki Electric Co., Ltd.	4,475
73	IBJ Leasing Co., Ltd.	1,947
74	Ichiyoshi Securities Co., Ltd.	910
579	IHI Corp.	2,678
132	IIDA Group Holdings Co., Ltd.	1,973
72	Internet Initiative Japan, Inc.	1,569
251	Jaccs Co., Ltd.	1,235
134	Jamco Corp.	2,428
39	Japan Petroleum Exploration Co., Ltd.	1,456
17	Joyful Honda Co., Ltd.	659
82	Kakaku.com, Inc.	1,383
224	Makino Milling Machine Co.	1,814
87	Message Co., Ltd.	3,392
394	Mitsubishi Gas Chemical Co.	2,560
750	Mitsubishi UFJ Lease & Finance Co., Ltd.	4,198
59	Musashi Seimitsu Industry Co., Ltd.	1,449
42	Nihon Nohyaku Co., Ltd.	447
216	Nikkiso Co., Ltd.	2,554
141	Nippon Shinyaku Co., Ltd.	4,026
97	Nippon Shokubai Co., Ltd.	1,243
115	Pocket Card Co., Ltd.	827
219	Sanwa Holdings Corp.	1,544
1,539	Shinsei Bank Ltd.	3,254
148	Shionogi & Co., Ltd.	3,195
146	Shizuoka Gas Co., Ltd.	962
150	Sumisho Computer Systems Corp.	4,156
124	Tenma Corp.	1,936
90	THK Co., Ltd.	2,173
178	Tokyo Steel Manufacturing Co., Ltd.	1,065
167	Tokyo Tomin Bank Ltd.	1,970
30	Tsuruha Holdings, Inc.	1,705
81	Yamato Kogyo Co.	2,643
165	Yaskawa Electric Corp.	2,144
114	Yokogawa Electric Corp.	1,440
156	Yumeshin Holdings Co., Ltd.	1,481
125	Zenkoku Hosho Co., Ltd.	3,168
62	Zuiko Corp.	3,201
		101,282
	Luxembourg - 1.6%
68	Braas Monier Building Group ●	1,783

7

The Hartford International Small Company Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.7% - (continued)
	Luxembourg - 1.6% - (continued)
122	Reinet Investments S.A. ●	$2,806
		4,589
	Mexico - 0.3%
592	Grupo Sanborns S.A. de C.V.	977

	Netherlands - 0.9%
174	USG People N.V.	2,407

	Norway - 1.8%
183	Kongsberg Gruppen ASA	4,182
102	Petroleum Geo-Services ASA	867
		5,049
	Russia - 0.5%
149	O'Key Group S.A. GDR ■	1,404

	South Africa - 0.4%
257	Gold Fields Ltd.	1,014

	South Korea - 1.9%
7	CJ O Shopping Co., Ltd.	2,533
17	Green Cross Corp.	2,060
15	Samsung Securities Co., Ltd.	724
		5,317
	Sweden - 1.5%
279	Bufab Holding AB ●	2,426
128	Haldex AB	1,687
		4,113
	Switzerland - 5.8%
29	Dufry Group ●	4,971
147	Gategroup Holding AG	3,709
5	Kuoni Reisen Holding AG	1,690
79	Oc Oerlikon Corp. Ag-Reg	1,071
9	Partners Group	2,148
24	Tecan Group AG	2,727
		16,316
	United Kingdom - 19.7%
444	B&M European Value Retail S.A. ●	2,037
34	Berkeley (The) Group Holdings plc	1,420
184	Big Yellow Group REIT	1,559
1,193	Booker Group plc	2,512
176	Chemring Group plc	601
152	Concentric AB	2,007
407	Crest Nicholson Holdings Ltd.	2,417
144	De La Rue plc	1,765
563	Direct Line Insurance Group plc	2,704
241	Domino's Pizza Group plc	2,225
415	Elementis plc	1,886
1,768	Hansteen Holdings plc REIT	3,155
1,267	Hays plc	2,598
457	Henderson Group plc	1,869
127	Hunting plc	1,857
198	IG Group Holdings plc	2,039
94	James Fisher & Sons plc	2,086
106	Keller Group plc	1,556
81	Kennedy Wilson Europe Real Estate plc ●	1,456
77	Kier Group plc	2,263
413	Mears Group plc	3,246
270	Michael Page International plc	1,941
336	Ophilr Energy plc ●	1,221
266	Savills plc	2,665
477	Thomas Cook Group plc ●	982
208	TSB Banking Group plc ●	1,003
649	Tyman plc	3,145
7	Ultra Electronics Holdings plc	213
215	Unite Group plc	1,471
		55,899
	Total Common Stocks
	(Cost $256,435)	$276,778

	Total Long-Term Investments
	(Cost $256,435)	$276,778

Short-Term Investments - 1.9%
Repurchase Agreements - 1.9%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $669, collateralized by GNMA 4.00%, 2044, value of $682)
$669	0.08%, 7/31/2014	$669
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $261,
collateralized by FHLMC 2.00% - 3.50%, 2023 -
2043, FNMA 2.00% - 4.50%, 2026 - 2042,
	GNMA 3.00%, 2043, value of $266)
261	0.08%, 7/31/2014	261
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $559,
collateralized by U.S. Treasury Bill 0.05% -
0.10%, 2014 - 2015, U.S. Treasury Bond 2.75%
- 11.25%, 2015 - 2044, U.S. Treasury Note
	0.13% - 4.63%, 2014 - 2023, value of $570)
559	0.07%, 7/31/2014	559
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $750, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $765)
750	0.06%, 7/31/2014	750
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $556, collateralized by U.S. Treasury
Bond 6.38%, 2027, U.S. Treasury Note 0.75% -
	3.38%, 2018 - 2023, value of $567)
556	0.06%, 7/31/2014	556
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $687, collateralized by U.S. Treasury
Bill 0.12%, 2015, U.S. Treasury Bond 5.00%,
2037, U.S. Treasury Note 2.63%, 2020, value of
	$701)
687	0.09%, 7/31/2014	687
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $409, collateralized by U.S. Treasury
Bond 4.38%, 2040, U.S. Treasury Note 0.25% -
	4.25%, 2015 - 2018, value of $418)
409	0.07%, 7/31/2014	409

8

The Hartford International Small Company Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Short-Term Investments - 1.9% - (continued)
	Repurchase Agreements - 1.9% - (continued)
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$1,480, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2043, FNMA 2.50% - 5.00%, 2025 -
2044, U.S. Treasury Note 0.50%, 2016, value of
	$1,510)
$1,480	0.08%, 7/31/2014	$1,480
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $15, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $16)
15	0.07%, 7/31/2014	15
		5,386
	Total Short-Term Investments
	(Cost $5,386)	$5,386

Total Investments
(Cost $261,821) ▲	99.6%	$282,164
Other Assets and Liabilities	0.4%	1,210
Total Net Assets	100.0%	$283,374

9

The Hartford International Small Company Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $264,928 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$30,472
Unrealized Depreciation	(13,236)
Net Unrealized Appreciation	$17,236

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $1,404, which represents 0.5% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $287 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Sell	08/01/2014	BOA	$408	$403	$5	$–
AUD	Sell	08/06/2014	DEUT	298	298	–	–
AUD	Sell	08/05/2014	HSBC	33	33	–	–
EUR	Buy	08/05/2014	BCLY	180	180	–	–
EUR	Buy	08/01/2014	CBK	185	185	–	–
EUR	Buy	08/04/2014	JPM	202	202	–	–
GBP	Sell	08/01/2014	CBK	769	766	3	–
GBP	Sell	08/04/2014	JPM	89	89	–	–
JPY	Buy	08/04/2014	HSBC	157	156	–	(1)
JPY	Sell	08/01/2014	BOA	454	450	4	–
JPY	Sell	08/05/2014	DEUT	73	73	–	–
SEK	Sell	08/05/2014	SSG	27	27	–	–
Total						$12	$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

10

The Hartford International Small Company Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC

Currency Abbreviations:
AUD	Australian Dollar
EUR	EURO
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
J-REIT	Japanese Real Estate Investment Trust
REIT	Real Estate Investment Trust

Diversification by Sector
as of July 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.1%
Consumer Staples	2.7
Energy	4.0
Financials	23.3
Health Care	10.8
Industrials	29.5
Information Technology	6.1
Materials	7.9
Utilities	0.3
Total	97.7%
Short-Term Investments	1.9
Other Assets and Liabilities	0.4
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Currency Concentration of Securities
as of July 31, 2014
Percentage of
Description	Net Assets
Australian Dollar	5.1%
Brazilian Real	0.8
British Pound	19.0
Danish Kroner	3.0
Euro	18.5
Hong Kong Dollar	0.5
Indonesian New Rupiah	0.4
Japanese Yen	35.7
Mexican New Peso	0.3
Norwegian Krone	1.8
Republic of Korea Won	1.9
Singapore Dollar	0.9
South African Rand	0.4
Swedish Krona	2.2
Swiss Franc	5.8
United States Dollar	3.3
Other Assets and Liabilities	0.4
Total	100.0%

11

The Hartford International Small Company Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$14,572	$3,515	$11,057	$–
Austria	4,789	2,265	2,524	–
Belgium	7,565	5,379	2,186	–
Brazil	2,131	2,131	–	–
China	2,517	2,517	–	–
Denmark	8,595	2,632	5,963	–
Finland	1,545	–	1,545	–
France	7,176	–	7,176	–
Germany	11,114	1,703	9,411	–
Greece	1,963	1,963	–	–
Hong Kong	3,841	–	3,841	–
Indonesia	1,214	–	1,214	–
Italy	11,389	7,798	3,591	–
Japan	101,282	659	100,623	–
Luxembourg	4,589	4,589	–	–
Mexico	977	977	–	–
Netherlands	2,407	–	2,407	–
Norway	5,049	4,182	867	–
Russia	1,404	1,404	–	–
South Africa	1,014	–	1,014	–
South Korea	5,317	724	4,593	–
Sweden	4,113	4,113	–	–
Switzerland	16,316	1,690	14,626	–
United Kingdom	55,899	24,768	31,131	–
Total	$276,778	$73,009	$203,769	$–
Short-Term Investments	5,386	–	5,386	–
Total	$282,164	$73,009	$209,155	$–
Foreign Currency Contracts*	$12	$–	$12	$–
Total	$12	$–	$12	$–
Liabilities:
Foreign Currency Contracts*	$1	$–	$1	$–
Total	$1	$–	$1	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $10,299 were transferred from Level 1 to Level 2, and investments valued at $17,785 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
	1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
	2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
	3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

12

The Hartford International Value Fund
Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 92.7%
	Australia - 1.1%
342	Energy Resources of Australia Ltd. ●☼	$425
2,964	Qantas Airways Ltd. ●☼	3,631
2,251	Resolute Mining Ltd. ●☼	1,227
		5,283
	Austria - 0.2%
56	Zumbotel AG	1,159

	Belgium - 1.4%
111	Ageas	3,981
424	Agfa Gevaert N.V. ●	1,267
28	Delhaize-Le Lion S.A.	1,851
		7,099
	Brazil - 0.7%
193	HRT Participacoes em Petroleo S.A. ●	113
210	Petroleo Brasileiro S.A. ADR	3,348
		3,461
	Canada - 3.7%
146	Barrick Gold Corp.	2,645
362	Centerra Gold, Inc.	1,882
364	Eldorado Gold Corp.	2,702
121	EnCana Corp.	2,595
760	Kinross Gold Corp.	3,034
101	Northern Dynasty Minerals Ltd. ●	79
149	Painted Pony Petroleum Ltd. ●	1,584
225	Talisman Energy, Inc.	2,357
366	Uranium Participation Corp. ●	1,761
		18,639
	China - 1.2%
2,762	AMVIG Holdings Ltd.	1,037
4,826	Daphne International Holdings Ltd.	2,123
2,421	New World Department Store China	1,087
273	Sinovac Biotech Ltd. ●	1,511
		5,758
	Denmark - 0.4%
89	H. Lundbeck A/S	2,039

	France - 12.6%
43	Alten Ltd.	2,094
76	BNP Paribas	5,033
73	Capital Gemini S.A.	5,321
84	Compagnie De Saint-Gobain	4,111
21	Devoteam S.A.	512
203	GDF Suez	5,227
49	GFI Informatique S.A.	443
116	Groupe Steria SCA	3,213
35	Lafarge S.A.	2,725
104	Metropole Television S.A.	1,909
234	Orange S.A.	3,668
356	Peugeot S.A.	5,308
40	Renault S.A.	3,352
12	S.p.A.Group S.A.	1,324
46	Saft Groupe S.A.	1,703
77	Societe Generale Class A	3,847
70	Thales S.A.	3,990
143	Total S.A.	9,254
		63,034
	Germany - 2.9%
132	E.On SE	2,490
67	Hamburger Hafen und Logistik	1,723
27	Koenig & Bauer AG	366
170	Kontron AG	1,074
48	Rheinmetall AG	2,924
84	RWE AG	3,382
72	Salzgitter AG ‡	2,686
		14,645
	Hong Kong - 1.0%
632	Clear Media Ltd.	620
347	Dah Sing Financial Group	1,975
20,007	G-Resources Group Ltd. ●	574
4,010	Kingboard Laminates Holdings	1,655
		4,824
	Hungary - 0.7%
1,205	Magyar Tavkozlesi Rt ●	1,913
81	OTP Bank plc	1,396
		3,309
	India - 1.4%
523	Allahabad Bank Ltd.	1,038
203	Canara Bank Ltd.	1,322
142	Corp. Bank	831
3,171	Manappuram Finance Ltd.	1,171
605	NTPC Ltd.	1,442
110	Oil India Ltd.	1,030
		6,834
	Ireland - 0.9%
494	AER Lingus Group plc	878
125	CRH plc	2,914
98	Grafton Group plc ‡	949
		4,741
	Israel - 0.2%
54	Orbotech Ltd. ●	865

	Italy - 2.9%
133	Banca Popolare dell-Emilia Romagna Scrl	1,123
178	Buzzi Unicem S.p.A.	2,887
273	Eni S.p.A.	6,950
464	UniCredit S.p.A.	3,621
		14,581
	Japan - 36.0%
106	Adastria Holdings Co., Ltd.	2,402
55	AEON Delight Co., Ltd.	1,316
68	Aichi Steel Corp.	269
18	Alpha Systems, Inc.	265
143	Alpine Electronics, Inc.	2,256
149	Canon, Inc.	4,884
85	Cawachi Ltd.	1,535
114	Chubu Steel Plate Co., Ltd.	604
79	CMIC Holdings Co., Ltd.	1,483
204	Dai-ichi Life Insurance Co., Ltd.	2,874
194	Daiichi Sankyo Co., Ltd.	3,519
83	Dai-Ichi Seiko Co., Ltd.	1,402
619	Dainippon Screen Manufacturing Co., Ltd.	2,852
150	DeNa Co., Ltd.	1,932
64	Doshisha Co., Ltd.	1,182
61	DTS Corp.	1,191
453	Eighteenth (The) Bank Ltd.	1,192
79	Eisai Co., Ltd.	3,361
77	En-Japan, Inc.	1,688
77	Exedy Corp.	2,262

13

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 92.7% - (continued)
	Japan - 36.0% - (continued)
210	Fuji Machine Manufacturing Co.	$1,806
123	Fujimi, Inc.	1,690
839	Fujitsu Ltd.	6,431
195	Funai Electric Co., Ltd.	2,019
43	Futaba Corp.	698
54	Gendai Agency, Inc.	356
301	Higashi-Nippon Bank Ltd.	800
105	Hisaka Works Ltd.	931
197	Hitachi Chemical Co., Ltd.	3,473
100	Honda Motor Co., Ltd.	3,495
154	Honeys Co., Ltd.	1,577
335	Hosiden Corp.	2,011
281	Inpex Corp.	4,171
64	Itochu Techno-Solutions Corp.	2,860
81	Japan Digital Laboratory Co., Ltd.	1,457
55	Japan Petroleum Exploration Co., Ltd.	2,069
385	Japan Steel Works Ltd.	1,654
172	JSR Corp.	2,957
175	Keihin Corp.	2,681
40	Maruichi Steel Tube Ltd.	1,107
105	Melco Holdings, Inc.	2,257
160	Mimasu Semiconductor Industry Co., Ltd.	1,436
95	Miraial Co., Ltd.	1,593
1,067	Mitsubishi UFJ Financial Group, Inc.	6,290
1,067	Mitsui Chemicals, Inc.	2,878
174	Mitsumi Electric Co., Ltd.	1,291
74	Moshi Moshi Hotline, Inc.	717
255	Net One Systems Co., Ltd.	1,686
68	Neturen Co., Ltd.	519
239	Nichicon Corp.	1,864
22	Nintendo Co., Ltd.	2,477
212	Nishimatsuya Chain Co., Ltd.	1,692
65	Nitto Denko Corp.	2,878
137	Nok Corp.	2,787
70	NSD Co., Ltd.	969
252	Oita Bank Ltd.	915
69	Pal Co., Ltd.	1,935
66	Proto Corp.	958
64	Rohm Co., Ltd.	3,619
24	Shimamura Co., Ltd.	2,420
231	Shin-Etsu Polymer Co., Ltd.	1,252
167	Shinkawa Ltd.	774
392	Shinko Electric Industries Co., Ltd.	3,483
166	Shionogi & Co., Ltd.	3,581
94	Star Micronics Co., Ltd.	1,294
683	Sumitomo Bakelite Co., Ltd.	2,710
105	Sumitomo Mitsui Financial Group, Inc.	4,264
379	T&D Holdings, Inc.	4,759
113	Takeda Pharmaceutical Co., Ltd.	5,131
268	Tochigi (The) Bank Ltd.	1,109
146	Tokai Rika Co., Ltd.	3,047
161	Tokai Rubber Industries Ltd.	1,595
140	Tokyo Seimitsu Co., Ltd.	2,479
263	Tokyo Steel Manufacturing Co., Ltd.	1,580
54	Topre Corp.	768
418	Toshiba Machine Co., Ltd.	1,857
171	Toyoda Gosei Co., Ltd.	3,479
246	Toyota Boshoku Corp.	2,779
41	Tri-Stage, Inc.	494
208	Ushio, Inc.	2,482
116	XEBIO Co., Ltd.	2,077
211	Yamanashi (The) Chuo Bank Ltd.	946
81	Yamato Kogyo Co.	2,620
91	Yamazen Corp.	717
117	Yodogawa Steel Works Ltd.	522
63	Zuken, Inc.	613
		180,305
	Luxembourg - 0.3%
77	Oriflame Cosmetics S.A. ADR	1,663

	Netherlands - 3.2%
99	Delta Lloyd N.V.	2,296
353	ING Groep N.V. ●	4,584
136	Koninklijke Philips N.V.	4,191
802	PostNL	4,001
82	USG People N.V.	1,130
		16,202
	Norway - 0.5%
465	Storebrand ASA	2,583

	Portugal - 0.0%
908	Banco Espirito Santo S.A. ●	244

	Russia - 0.7%
459	OAO Gazprom Class S ADR	3,349

	South Africa - 0.9%
311	Impala Platinum Holdings Ltd. ☼	3,082
687	Raubex Group Ltd. ☼	1,473
		4,555
	South Korea - 1.8%
69	KB Financial Group, Inc.	2,683
103	Korea Telecom Corp.	3,338
39	Shinhan Financial Group Co., Ltd.	1,929
117	Tongyang Life Insurance	1,145
		9,095
	Spain - 1.7%
151	Almirall S.A.	2,304
172	Banco Popular Espanol	1,051
310	Telefonica S.A.	5,054
		8,409
	Switzerland - 4.3%
49	Adecco S.A. ☼	3,692
22	Holcim Ltd. ☼	1,793
39	Julius Baer Group Ltd. ☼	1,672
184	Micronas Semiconductor Holding AG ☼	1,503
29	Roche Holding AG ☼	8,320
269	UBS AG ☼	4,630
		21,610
	Taiwan - 0.3%
1,614	Compal Electronics, Inc.	1,486

	United Kingdom - 11.7%
200	Anglo American plc	5,380
137	AstraZeneca plc	10,034
1,107	Barclays Bank plc ADR	4,196
1,315	BP plc	10,713
165	Catlin Group Ltd.	1,401
1,061	Hays plc	2,175

14

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 92.7% - (continued)
	United Kingdom - 11.7% - (continued)
392	Home Retail Group	$1,095
1,122	HSBC Holdings plc	12,031
739	Lonmin plc	2,833
250	Mothercare plc	1,012
585	SIG plc	1,647
283	Standard Chartered plc	5,860
		58,377
	Total Common Stocks
	(Cost $463,562)	$464,149

	Total Long-Term Investments
	(Cost $463,562)	$464,149

Short-Term Investments - 8.0%
	Repurchase Agreements - 8.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $4,942, collateralized by GNMA 4.00%, 2044, value of $5,041)
$4,942	0.08%, 7/31/2014	$4,942
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$1,927, collateralized by FHLMC 2.00% - 3.50%,
2023 - 2043, FNMA 2.00% - 4.50%, 2026 -
	2042, GNMA 3.00%, 2043, value of $1,965)
1,927	0.08%, 7/31/2014	1,927
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$4,133, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $4,216)
4,133	0.07%, 7/31/2014	4,133
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $5,540, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $5,650)
5,540	0.06%, 7/31/2014	5,540
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $4,106, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury Note
	0.75% - 3.38%, 2018 - 2023, value of $4,188)
4,106	0.06%, 7/31/2014	4,106
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $5,079, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $5,181)
5,079	0.09%, 7/31/2014	5,079
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $3,025, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury Note
	0.25% - 4.25%, 2015 - 2018, value of $3,086)
3,025	0.07%, 7/31/2014	3,025
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$10,940, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $11,159)
10,940	0.08%, 7/31/2014	10,940
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $113, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $116)
113	0.07%, 7/31/2014	113
		39,805
	Total Short-Term Investments
	(Cost $39,805)	$39,805

Total Investments
(Cost $503,367) ▲	100.7%	$503,954
Other Assets and Liabilities	(0.7)%	(3,389)
Total Net Assets	100.0%	$500,565

15

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $503,553 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15,487
Unrealized Depreciation	(15,086)
Net Unrealized Appreciation	$401

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,122 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
Futures contracts	$396	$–
Total	$396	$–

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
EAFE (mini MSCI) Index Future	99	09/19/2014	$9,590	$9,480	$–	$(110)	$–	$(112)

* The number of contracts does not omit 000's.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	08/05/2014	HSBC	$276	$274	$–	$(2)
BRL	Buy	08/01/2014	JPM	5	5	–	–
CAD	Buy	08/01/2014	BCLY	635	632	–	(3)
CHF	Buy	08/04/2014	SSG	1,028	1,026	–	(2)
CHF	Buy	08/06/2014	SSG	25	25	–	–
CHF	Sell	08/05/2014	MSC	533	534	–	(1)
DKK	Buy	08/01/2014	SSG	104	104	–	–
EUR	Buy	08/01/2014	CBK	5,490	5,481	–	(9)
EUR	Buy	08/04/2014	JPM	671	671	–	–
GBP	Buy	08/01/2014	CBK	3,244	3,232	–	(12)
HKD	Buy	08/01/2014	BCLY	416	416	–	–
HKD	Buy	08/04/2014	BCLY	41	41	–	–
HUF	Buy	08/01/2014	SSG	172	170	–	(2)
JPY	Buy	08/01/2014	BOA	18	18	–	–
JPY	Buy	08/05/2014	DEUT	282	282	–	–
JPY	Buy	08/04/2014	HSBC	8,907	8,854	–	(53)
JPY	Sell	08/13/2014	BOA	2,966	2,948	18	–
JPY	Sell	09/19/2014	BOA	6,174	6,117	57	–
JPY	Sell	08/13/2014	GSC	291	288	3	–
JPY	Sell	08/13/2014	TDS	608	598	10	–

16

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
JPY	Sell	10/15/2014	UBS	$5,177	$5,143	$34	$–
NOK	Buy	08/01/2014	SSG	134	133	–	(1)
SEK	Buy	08/01/2014	SSG	88	87	–	(1)
ZAR	Buy	08/05/2014	SSG	241	238	–	(3)
Total						$122	$(89)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
TDS	TD Securities, Inc.
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
ZAR	South African Rand

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector

as of July 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	11.9%
Consumer Staples	1.0
Energy	9.7
Financials	19.2
Health Care	8.5
Industrials	10.3
Information Technology	14.4
Materials	12.4
Services	2.8
Utilities	2.5
Total	92.7%
Short-Term Investments	8.0
Other Assets and Liabilities	(0.7)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Currency Concentration of Securities

as of July 31, 2014

Percentage of
Description	Net Assets
Australian Dollar	1.1%
Brazilian Real	0.0
British Pound	12.5
Canadian Dollar	2.6
Danish Kroner	0.4
Euro	25.0
Hong Kong Dollar	1.9
Hungarian Forint	0.7
Indian Rupee	1.4
Japanese Yen	36.0
Norwegian Krone	0.5
Republic of Korea Won	1.8
South African Rand	0.9
Swedish Krona	0.3
Swiss Franc	4.3
Taiwanese Dollar	0.3
United States Dollar	11.0
Other Assets and Liabilities	(0.7)
Total	100.0%

17

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$464,149	$48,612	$415,537	$–
Short-Term Investments	39,805	–	39,805	–
Total	$503,954	$48,612	$455,342	$–
Foreign Currency Contracts *	$122	$–	$122	$–
Total	$122	$–	$122	$–
Liabilities:
Foreign Currency Contracts *	$89	$–	$89	$–
Futures *	110	110	–	–
Total	$199	$110	$89	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $485 were transferred from Level 1 to Level 2, and investments valued at $514 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

18

The Hartford MidCap Fund
Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.1%
	Automobiles and Components - 2.7%
1,786	Allison Transmission Holdings, Inc.	$52,306
998	Harley-Davidson, Inc.	61,716
		114,022
	Banks - 3.7%
226	Cullen/Frost Bankers, Inc.	17,593
477	East West Bancorp, Inc.	16,263
858	First Republic Bank	40,085
666	M&T Bank Corp.	80,888
		154,829
	Capital Goods - 7.1%
625	IDEX Corp.	47,422
868	Jacobs Engineering Group, Inc. ●	44,100
767	Lennox International, Inc.	65,432
654	MSC Industrial Direct Co., Inc.	55,790
808	PACCAR, Inc.	50,344
423	Pall Corp.	32,755
		295,843
	Commercial and Professional Services - 8.7%
812	Clean Harbors, Inc. ●	46,767
1,264	Equifax, Inc. ●	96,196
851	Manpowergroup, Inc.	66,281
1,841	Robert Half International, Inc.	89,569
1,376	Waste Connections, Inc.	65,143
		363,956
	Consumer Durables and Apparel - 1.6%
57	NVR, Inc. ●	64,766

	Consumer Services - 0.4%
666	Apollo Education Group, Inc. ●	18,605

	Diversified Financials - 3.8%
683	Invesco Ltd.	25,694
445	Moody's Corp.	38,696
655	MSCI, Inc. ●	29,644
1,747	SEI Investments Co.	62,587
		156,621
	Energy - 10.8%
773	Athlon Energy, Inc. ●	36,859
918	Cabot Oil & Gas Corp.	30,240
1,895	Cobalt International Energy, Inc. ●	30,357
964	Consol Energy, Inc.	37,408
1,774	Denbury Resources, Inc.	30,070
582	Energen Corp.	47,541
426	EQT Corp.	39,988
1,207	Laredo Petroleum, Inc. ●	32,750
283	Oceaneering International, Inc.	19,248
1,524	Patterson-UTI Energy, Inc.	52,335
503	Range Resources Corp.	38,024
1,653	Superior Energy Services, Inc.	55,526
		450,346
	Food and Staples Retailing - 0.5%
274	PriceSmart, Inc.	22,540

	Food, Beverage and Tobacco - 1.8%
537	Molson Coors Brewing Co.	36,280
637	Monster Beverage Corp. ●	40,733
		77,013
	Health Care Equipment and Services - 7.2%
1,209	Envision Healthcare Holdings ●	43,206
1,370	IMS Health Holdings, Inc. ●	35,745
448	MEDNAX, Inc. ●	26,489
387	Omnicare, Inc.	24,199
866	Patterson Cos., Inc.	33,767
542	Sirona Dental Systems, Inc. ●	43,445
569	Team Health Holdings ●	32,154
569	Universal Health Services, Inc. Class B	60,666
		299,671
	Insurance - 5.5%
113	Alleghany Corp. ●	46,645
95	Fairfax Financial Holdings Ltd.	44,577
122	Markel Corp. ●	77,088
687	W.R. Berkley Corp.	30,653
52	White Mountains Insurance Group Ltd.	31,658
		230,621
	Materials - 2.2%
599	Packaging Corp. of America	39,638
127	Sherwin-Williams Co.	26,256
507	Silgan Holdings, Inc.	24,957
		90,851
	Media - 1.4%
1,125	DreamWorks Animation SKG, Inc. ●	22,509
1,411	Pandora Media, Inc. ●	35,444
		57,953
	Pharmaceuticals, Biotechnology and Life Sciences - 9.3%
1,903	Alkermes plc ●	81,361
393	Alnylam Pharmaceuticals, Inc. ●	21,233
783	Cubist Pharmaceuticals, Inc. ●	47,688
506	Hospira, Inc. ●	28,088
888	Incyte Corp. ●	42,265
1,782	Ironwood Pharmaceuticals, Inc. ●	26,379
538	Medivation, Inc. ●	39,971
484	Salix Pharmaceuticals Ltd. ●	63,877
359	Waters Corp. ●	37,144
		388,006
	Real Estate - 0.3%
88	Zillow, Inc. ●	12,655

	Retailing - 7.2%
748	Advance Automotive Parts, Inc.	90,635
1,301	CarMax, Inc. ●	63,505
1,361	HomeAway, Inc. ●	47,246
239	Tiffany & Co.	23,342
793	TripAdvisor, Inc. ●	75,245
		299,973
	Semiconductors and Semiconductor Equipment - 2.3%
1,257	Maxim Integrated Products, Inc.	36,851
968	NXP Semiconductors N.V. ●	60,347
		97,198
	Software and Services - 12.8%
1,138	Akamai Technologies, Inc. ●	67,161
915	Autodesk, Inc. ●	48,838
458	Factset Research Systems, Inc.	55,067
4,958	Genpact Ltd. ●	87,269
826	Informatica Corp. ●	26,210
68	Micros Systems, Inc. ●	4,572
585	Solera Holdings, Inc.	37,452

19

The Hartford MidCap Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.1% - (continued)
	Software and Services - 12.8% - (continued)
2,665	Vantiv, Inc. ●	$87,352
665	VeriSign, Inc. ●	35,951
492	WEX, Inc. ●	53,102
429	Yelp, Inc. ●	28,820
		531,794
	Technology Hardware and Equipment - 4.6%
442	Amphenol Corp. Class A	42,468
245	FEI Co.	18,745
1,978	National Instruments Corp.	62,974
2,129	Trimble Navigation Ltd. ●	65,775
		189,962
	Transportation - 3.1%
66	AMERCO, Inc.	17,458
887	Expeditors International of Washington, Inc.	38,313
415	Genesee & Wyoming, Inc. Class A ●	41,414
388	J.B. Hunt Transport Services, Inc.	30,007
		127,192
	Utilities - 2.1%
335	Northeast Utilities	14,693
1,125	UGI Corp.	54,585
416	Wisconsin Energy Corp.	18,108
		87,386
	Total Common Stocks
	(Cost $3,089,524)	$4,131,803

	Total Long-Term Investments
	(Cost $3,089,524)	$4,131,803

Short-Term Investments - 0.9%
Repurchase Agreements - 0.9%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $4,521, collateralized by GNMA 4.00%, 2044, value of $4,612)
$4,521	0.08%, 7/31/2014	$4,521
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$1,763, collateralized by FHLMC 2.00% -
3.50%, 2023 - 2043, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00%, 2043, value of
	$1,798)
1,763	0.08%, 7/31/2014	1,763
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$3,781, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $3,857)
3,781	0.07%, 7/31/2014	3,781
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $5,068, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $5,169)
5,068	0.06%, 7/31/2014	5,068
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $3,756, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.75% - 3.38%, 2018 - 2023, value of
	$3,831)
3,756	0.06%, 7/31/2014	3,756
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $4,646, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $4,739)
4,646	0.09%, 7/31/2014	4,646
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $2,767, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% - 4.25%, 2015 - 2018, value of
	$2,823)
2,767	0.07%, 7/31/2014	2,767
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$10,009, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $10,209)
10,009	0.08%, 7/31/2014	10,009
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $104, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $107)
104	0.07%, 7/31/2014	104
		36,415
	Total Short-Term Investments
	(Cost $36,415)	$36,415

Total Investments
(Cost $3,125,939) ▲	100.0%	$4,168,218
Other Assets and Liabilities	—%	1,645
Total Net Assets	100 .0%	$4,169,863

20

The Hartford MidCap Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $3,134,873 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,061,683
Unrealized Depreciation	(28,338)
Net Unrealized Appreciation	$1,033,345

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector

as of July 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.3%
Consumer Staples	2.3
Energy	10.8
Financials	13.3
Health Care	16.5
Industrials	18.9
Information Technology	19.7
Materials	2.2
Utilities	2.1
Total	99.1%
Short-Term Investments	0.9
Other Assets and Liabilities	0.0
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

21

The Hartford MidCap Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$4,131,803	$4,131,803	$–	$–
Short-Term Investments	36,415	–	36,415	–
Total	$4,168,218	$4,131,803	$36,415	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

22

The Hartford MidCap Value Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.3%
	Automobiles and Components - 1.1%
209	Goodyear (The) Tire & Rubber Co.	$5,261

	Banks - 7.0%
185	BankUnited, Inc.	5,774
180	Comerica, Inc.	9,057
193	EverBank Financial Corp.	3,665
90	Iberiabank Corp.	5,878
320	Zions Bancorporation	9,211
		33,585
	Capital Goods - 13.8%
242	Barnes Group, Inc.	8,302
81	Curtis-Wright Corp.	5,132
81	Esterline Technologies Corp. ●	8,741
77	Hubbell, Inc. Class B	8,946
127	Moog, Inc. Class A ●	8,365
185	Orbital Sciences Corp. ●	4,741
244	Rexel S.A.	4,731
131	Sensata Technologies Holding N.V. ●	6,048
23	Teledyne Technologies, Inc. ●	2,125
121	WESCO International, Inc. ●	9,474
		66,605
	Consumer Durables and Apparel - 6.2%
163	Lennar Corp.	5,898
298	Newell Rubbermaid, Inc.	9,686
203	Performance Sports Group Ltd. ●	3,301
1,634	Samsonite International S.A.	5,062
178	Toll Brothers, Inc. ●	5,812
		29,759
	Consumer Services - 1.5%
214	Norwegian Cruise Line Holdings Ltd. ●	7,015

	Diversified Financials - 1.2%
120	LPL Financial Holdings, Inc.	5,674
182	Solar Cayman Ltd. ⌂■●†	13
		5,687
	Energy - 6.9%
409	Cobalt International Energy, Inc. ●	6,555
97	Diamondback Energy, Inc. ●	7,976
79	HollyFrontier Corp.	3,709
79	Newfield Exploration Co. ●	3,196
152	QEP Resources, Inc.	5,010
478	Trican Well Service Ltd.	6,899
		33,345
	Food, Beverage and Tobacco - 3.5%
151	Ebro Foods S.A.	3,083
97	Ingredion, Inc.	7,127
1,418	Treasury Wine Estates Ltd. ☼	6,497
		16,707
	Health Care Equipment and Services - 3.1%
259	Brookdale Senior Living, Inc. ●	8,957
96	Wellcare Health Plans, Inc. ●	6,001
		14,958
	Insurance - 9.4%
102	Argo Group International Holdings Ltd.	5,076
136	Hanover Insurance Group, Inc.	7,856
58	NN Group N.V. ●	1,645
6	Principal Financial Group, Inc.	308
147	Reinsurance Group of America, Inc.	11,834
11	StanCorp Financial Group, Inc.	676
314	Unum Group	10,786
222	XL Group plc	7,167
		45,348
	Materials - 8.4%
144	Cabot Corp.	7,529
113	Celanese Corp.	6,555
357	Louisiana-Pacific Corp. ●	4,827
218	Methanex Corp. ADR	14,198
128	Owens-Illinois, Inc. ●	3,986
53	Packaging Corp. of America	3,473
		40,568
	Media - 2.6%
56	AMC Entertainment Holdings	1,277
328	Interpublic Group of Cos., Inc.	6,467
201	Quebecor, Inc.	4,880
		12,624
	Pharmaceuticals, Biotechnology and Life Sciences - 4.2%
619	Almirall S.A.	9,456
84	Ono Pharmaceutical Co., Ltd.	7,131
41	UCB S.A.	3,725
		20,312
	Real Estate - 8.7%
161	American Assets Trust, Inc. REIT	5,504
239	Blackstone Mortgage Trust, Inc. REIT	6,793
173	Equity Lifestyle Properties, Inc. REIT	7,653
135	Extra Space Storage, Inc. REIT	7,004
258	Forest City Enterprises, Inc. REIT ●	4,936
137	Plum Creek Timber Co., Inc. REIT	5,647
40	SL Green Realty Corp. REIT	4,258
		41,795
	Retailing - 1.1%
125	DSW, Inc.	3,326
58	GNC Holdings, Inc.	1,897
		5,223
	Semiconductors and Semiconductor Equipment - 6.4%
63	Avago Technologies Ltd.	4,378
209	Maxim Integrated Products, Inc.	6,135
296	Microsemi Corp. ●	7,105
136	NXP Semiconductors N.V. ●	8,448
94	Skyworks Solutions, Inc.	4,777
		30,843
	Software and Services - 4.7%
142	Booz Allen Hamilton Holding Corp.	3,160
77	Check Point Software Technologies Ltd. ADR ●	5,226
155	Teradata Corp. ●	6,522
168	Verint Systems, Inc. ●	7,891
		22,799
	Technology Hardware and Equipment - 3.1%
101	Arris Group, Inc. ●	3,451
200	Arrow Electronics, Inc. ●	11,590
		15,041
	Utilities - 5.4%
48	Alliant Energy Corp.	2,735
169	Great Plains Energy, Inc.	4,197
194	Portland General Electric Co.	6,194
168	UGI Corp.	8,164

1

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 98.3% - (continued)
	Utilities - 5.4% - (continued)
132	Westar Energy, Inc. ‡		$4,750
			26,040

	Total Common Stocks
	( Cost $384,850)		$473,515

	Total Long-Term Investments
	(Cost $384,850)		$473,515

Short-Term Investments - 1.7%
Repurchase Agreements - 1.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $1,045, collateralized by GNMA 4.00%, 2044, value of $1,065)
$1,045	0.08%, 7/31/2014		$1,045
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $407,
collateralized by FHLMC 2.00% - 3.50%, 2023 -
2043, FNMA 2.00% - 4.50%, 2026 - 2042,
	GNMA 3.00%, 2043, value of $415)
407	0.08%, 7/31/2014		407
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $873,
collateralized by U.S. Treasury Bill 0.05% -
0.10%, 2014 - 2015, U.S. Treasury Bond 2.75%
- 11.25%, 2015 - 2044, U.S. Treasury Note
	0.13% - 4.63%, 2014 - 2023, value of $891)
873	0.07%, 7/31/2014		873
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $1,171, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $1,194)
1,171	0.06%, 7/31/2014		1,171
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $868, collateralized by U.S. Treasury
Bond 6.38%, 2027, U.S. Treasury Note 0.75% -
	3.38%, 2018 - 2023, value of $885)
868	0.06%, 7/31/2014		868
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,073, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $1,095)
1,073	0.09%, 7/31/2014		1,073
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $639, collateralized by U.S. Treasury
Bond 4.38%, 2040, U.S. Treasury Note 0.25% -
	4.25%, 2015 - 2018, value of $652)
639	0.07%, 7/31/2014		639
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$2,312, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2043, FNMA 2.50% - 5.00%, 2025 -
2044, U.S. Treasury Note 0.50%, 2016, value of
	$2,358)
2,312	0.08%, 7/31/2014		2,312
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $24, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $25)
24	0.07%, 7/31/2014		24
			8,412
	Total Short-Term Investments
	(Cost $8,412)		$8,412

	Total Investments
	(Cost $393,262) ▲	100.0%	$481,927
	Other Assets and Liabilities	—%	161
	Total Net Assets	100.0%	$482,088

2

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $392,775 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$95,944
Unrealized Depreciation	(6,792)
Net Unrealized Appreciation	$89,152

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2014, the aggregate value of these securities was $13, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $13, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2007	182	Solar Cayman Ltd. - 144A	$53

At July 31, 2014, the aggregate value of these securities was $13, which rounds to zero percent of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $15 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	08/05/2014	HSBC	$15	$15	$–	$–
CAD	Buy	08/01/2014	BCLY	30	30	–	–
EUR	Buy	08/01/2014	CBK	41	41	–	–
HKD	Buy	08/01/2014	BCLY	12	12	–	–
JPY	Buy	08/04/2014	HSBC	17	17	–	–
Total						$–	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
HSBC	HSBC Bank USA

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	EURO
HKD	Hong Kong Dollar
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector

as of July 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.5%
Consumer Staples	3.5
Energy	6.9
Financials	26.3
Health Care	7.3
Industrials	13.8
Information Technology	14.2
Materials	8.4
Utilities	5.4
Total	98.3%
Short-Term Investments	1.7
Other Assets and Liabilities	0.0
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$473,515	$433,817	$39,685	$13
Short-Term Investments	8,412	–	8,412	–
Total	$481,927	$433,817	$48,097	$13
Liabilities:
Foreign Currency Contracts *	$–	$–	$–	$–
Total	$–	$–	$–	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $5,381 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2014
Assets:
Common Stocks	$280	$245	$(203	)*	$—	$—	$(309)	$—	$—	$13
Total	$280	$245	$(203)		$—	$—	$(309)	$—	$—	$13

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was zero.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Hartford Moderate Allocation Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Affiliated Investment Companies - 100.0%
Alternative Strategy Funds - 17.0%
4,818	Hartford Real Total Return Fund●	$50,776
2,626	The Hartford Alternative Strategies Fund	26,340
4,936	The Hartford Global Real Asset Fund	53,555
		130,671
	Total Alternative Strategy Funds
	(Cost $126,199)	$130,671

Domestic Equity Funds - 23.7%
997	The Hartford Capital Appreciation Fund	$52,316
3,613	The Hartford Dividend and Growth Fund	96,509
953	The Hartford MidCap Value Fund	16,516
641	The Hartford Small Company Fund	16,926
		182,267
	Total Domestic Equity Funds
	(Cost $134,455)	$182,267

International/Global Equity Funds - 22.9%
1,152	Hartford International Capital Appreciation Fund	$15,299
4,420	The Hartford Emerging Markets Research Fund	42,212
3,820	The Hartford International Opportunities Fund	68,487
1,868	The Hartford International Small Company Fund	34,534
967	The Hartford International Value Fund●	15,361
		175,893
	Total International/Global Equity Funds
	(Cost $151,212)	$175,893

Taxable Fixed Income Funds - 36.4%
9,039	The Hartford Inflation Plus Fund	$100,609
3,293	The Hartford Strategic Income Fund	31,023
5,707	The Hartford Total Return Bond Fund	61,974
7,933	The Hartford World Bond Fund	85,439
		279,045
	Total Taxable Fixed Income Funds
	(Cost $285,158)	$279,045

	Total Investments in Affiliated Investment Companies
	(Cost $697,024)	$767,876

	Total Long-Term Investments
	(Cost $697,024)	$767,876

Total Investments
(Cost $697,024) ▲	100.0%	$767,876
Other Assets and Liabilities	—%	(51)
Total Net Assets	100.0%	$767,825

1

Hartford Moderate Allocation Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $697,593 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$79,271
Unrealized Depreciation	(8,988)
Net Unrealized Appreciation	$70,283

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$767,876	$767,876	$–	$–
Total	$767,876	$767,876	$–	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Composition by Investments
as of July 31, 2014

Fund Name	Percentage of Net Assets
Hartford International Capital Appreciation Fund	2.0%
Hartford Real Total Return Fund	6.6
The Hartford Alternative Strategies Fund	3.4
The Hartford Capital Appreciation Fund	6.8
The Hartford Dividend and Growth Fund	12.6
The Hartford Emerging Markets Research Fund	5.5
The Hartford Global Real Asset Fund	7.0
The Hartford Inflation Plus Fund	13.1
The Hartford International Opportunities Fund	8.9
The Hartford International Small Company Fund	4.5
The Hartford International Value Fund	2.0
The Hartford MidCap Value Fund	2.1
The Hartford Small Company Fund	2.2
The Hartford Strategic Income Fund	4.1
The Hartford Total Return Bond Fund	8.1
The Hartford World Bond Fund	11.1
Other Assets and Liabilities	0.0
Total	100.0%

2

Hartford Multi-Asset Income Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Asset and Commercial Mortgage Backed Securities - 7.0%
		Finance and Insurance - 7.0%
		Banc of America Funding Corp.
	$736	0.39%, 02/20/2047 ‡Δ	$638
		Bear Stearns Alt-A Trust
	475	0.64%, 02/25/2036 ‡Δ	398
	227	2.70%, 08/25/2036 ‡Δ	171
		CHL Mortgage Pass-Through Trust
	637	0.50%, 03/25/2035 Δ	557
	774	2.42%, 06/20/2035 Δ	747
		Countrywide Alternative Loan Trust
	274	0.43%, 01/25/2036 ‡Δ	245
		Countrywide Home Loans, Inc.
	826	4.90%, 11/20/2035 Δ	747
	201	5.75%, 08/25/2037	192
		GSAA Home Equity Trust
	1,118	0.23%, 12/25/2046 Δ	628
	159	0.24%, 12/25/2036 Δ	81
	925	0.38%, 04/25/2047 Δ	599
	975	0.46%, 03/25/2036 Δ	712
	73	0.48%, 04/25/2047 Δ	47
		Home Equity Loan Trust
	350	2.48%, 11/25/2035 ‡Δ	331
		JP Morgan Chase Commercial Mortgage Securities Corp.
	100	4.00%, 08/15/2046 ■	88
		Luminent Mortgage Trust
	344	0.35%, 02/25/2046 ‡Δ	261
		Master Adjustable Rate Mortgages Trust
	380	0.39%, 05/25/2037 ‡Δ	260
		Morgan Stanley ABS Capital I
	580	0.30%, 06/25/2036 ╦Δ	437
		Morgan Stanley BAML Trust
	90	4.50%, 08/15/2045 ■	71
		Morgan Stanley Mortgage Loan Trust
	560	2.65%, 05/25/2036 Δ	391
		RBSGC Mortage Pass Through Certificates
	344	6.25%, 01/25/2037 ╦	324
		Residential Accredit Loans, Inc.
	379	0.38%, 02/25/2046 ╦Δ	186
		Residential Funding Mortgage Securities, Inc.
	629	6.00%, 07/25/2037	576
		Sequoia Mortgage Trust
	259	0.43%, 01/20/2035 ╦Δ	248
		UBS-Barclays Commercial Mortgage Trust
	60	4.23%, 03/10/2046 ■Δ	50
		WaMu Mortgage Pass Through Certificates
	458	1.10%, 07/25/2046 ╦Δ	394
		Washington Mutual, Inc.
	534	0.94%, 12/25/2046 ╦Δ	443
		Wells Fargo Alternative Loan Trust
	113	2.66%, 12/28/2037 Δ	93
			9,915

		Total Asset and Commercial Mortgage Backed Securities
		(Cost $9,950)	$9,915

Corporate Bonds - 13.7%
		Accommodation and Food Services - 0.1%
		NH Hoteles S.A.
EUR	100	6.88%, 11/15/2019 ■	$147

		Administrative Waste Management and Remediation - 0.5%
		ADT (The) Corp.
	350	6.25%, 10/15/2021 ‡	362
		Casella Waste Systems, Inc.
	50	7.75%, 02/15/2019 ‡	51
		Clean Harbors, Inc.
	70	5.25%, 08/01/2020	71
		Equinix, Inc.
	100	5.38%, 04/01/2023 ‡	100
		ServiceMaster (The) Co.
	76	7.00%, 08/15/2020 ╦	78
			662
		Arts, Entertainment and Recreation - 0.4%
		AMC Entertainment, Inc.
	40	9.75%, 12/01/2020 ‡	45
		CCO Holdings LLC
	70	5.75%, 09/01/2023	70
	65	6.63%, 01/31/2022 ‡	68
		Emdeon, Inc.
	40	11.00%, 12/31/2019 ‡	45
		Gannett Co., Inc.
	70	5.13%, 10/15/2019 ■‡	71
		Gray Television, Inc.
	35	7.50%, 10/01/2020 ‡	37
		Sirius XM Radio, Inc.
	40	4.25%, 05/15/2020 ■	38
		Unitymedia Hessen GmbH & Co.
EUR	100	5.75%, 01/15/2023 ╦§	145
			519
		Chemical Manufacturing - 0.2%
		Faenza Acquisition Gmbh
EUR	100	8.25%, 08/15/2021 §	147
		Hexion U.S. Finance Corp.
	20	6.63%, 04/15/2020 ‡	21
		Ineos Group Holdings plc
EUR	100	6.50%, 08/15/2018 ╦§	139
			307
		Computer and Electronic Product Manufacturing - 0.2%
		CDW Escrow Corp.
	30	8.50%, 04/01/2019 ‡	32
		CDW LLC / CDW Finance Corp.
	65	6.00%, 08/15/2022	65
		Freescale Semiconductor, Inc.
	105	6.00%, 01/15/2022 ■‡	108
		Lucent Technologies, Inc.
	110	6.45%, 03/15/2029	106
			311
		Construction - 0.2%
		K Hovnanian Enterprises, Inc.
	50	7.00%, 01/15/2019 ■	50
		KB Home
	90	7.00%, 12/15/2021 ‡	97
		Lennar Corp.
	40	4.75%, 11/15/2022 ‡	38
		M/I Homes, Inc.
	20	3.00%, 03/01/2018 ‡β	21

1

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 13.7% - (continued)
		Construction - 0.2% - (continued)
		MPH Acquisition Holdings LLC
	$30	6.63%, 04/01/2022 ■	$31
		Paragon Offshore Ltd.
	70	6.75%, 07/15/2022 ■╦	67
		Ply Gem Industries, Inc.
	40	6.50%, 02/01/2022 ■	37
			341
		Fabricated Metal Product Manufacturing - 0.0%
		Entegris, Inc.
	50	6.00%, 04/01/2022 ■‡	52

		Finance and Insurance - 6.0%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	400	7.00%, 12/29/2049 §	566
	400	9.00%, 05/09/2018 §♠	441
		Banco Santander S.A.
EUR	500	6.25%, 03/12/2049 ╦§	690
		Bank of Ireland
EUR	250	10.00%, 07/30/2016 §	365
		Barclays Bank plc
EUR	200	8.00%, 12/15/2049	289
	425	8.25%, 12/15/2018 ♠β	451
		Brazil Minas SPE via State of Minas Gerais
	200	5.33%, 02/15/2028 §	198
		CIT Group, Inc.
	500	5.50%, 02/15/2019 ■‡	534
		Credit Agricole S.A.
EUR	200	6.50%, 06/23/2049 §	280
		Credit Suisse AG
EUR	100	5.75%, 09/18/2025 §	149
		Credit Suisse Group AG
	125	7.88%, 02/24/2041 §	134
		Lloyds Banking Group plc
EUR	275	6.38%, 06/27/2049 §	393
GBP	200	7.00%, 12/29/2049 §	344
		Nationstar Mortgage LLC
	100	7.88%, 10/01/2020 ╦	102
		Nationwide Building Society
GBP	275	6.88%, 03/11/2049 §	474
		Navient Corp.
	350	8.45%, 06/15/2018 ╦	404
		Provident Funding Associates L.P.
	60	6.75%, 06/15/2021 ■╦	60
		Royal Bank of Scotland Group plc
	270	6.13%, 12/15/2022 ╦	291
	100	7.64%, 09/27/2017 ╦♠Δ	106
		RZD Capital Ltd.
	525	5.70%, 04/05/2022 ╦§	509
		Societe Generale
	225	6.00%, 01/27/2020 ■╦♠	216
EUR	150	6.75%, 04/07/2049 §	208
	600	8.25%, 11/29/2018 ╦§♠	643
		SoftBank Corp.
EUR	100	4.63%, 04/15/2020 §	143
		TMX Finance LLC
	70	8.50%, 09/15/2018 ■╦	74
		UniCredit S.p.A.
	200	8.00%, 06/03/2024 §♠	209
		UPCB Finance V Ltd.
	150	7.25%, 11/15/2021 ■	163
		YPF S.A.
	20	8.75%, 04/04/2024 ■	21
			8,457
		Food Manufacturing - 0.3%
		Grupo Bimbo S.A.B. de C.V.
	405	4.88%, 06/27/2044 ■	394

		Food Services - 0.1%
		ARAMARK Corp.
	70	5.75%, 03/15/2020 ‡	72
		CEC Entertainment, Inc.
	25	8.00%, 02/15/2022 ■	25
			97
		Health Care and Social Assistance - 1.0%
		Alere, Inc.
	80	6.50%, 06/15/2020 ‡	82
		AmSurg Corp.
	25	5.63%, 07/15/2022 ■	25
		Biomet, Inc.
	40	6.50%, 08/01/2020	43
		Community Health Systems, Inc.
	70	5.13%, 08/01/2021 ■‡	71
	40	6.88%, 02/01/2022 ■‡	41
	140	7.13%, 07/15/2020 ‡	149
		Cubist Pharmaceuticals
	20	1.88%, 09/01/2020 ■β	22
		Envision Healthcare Corp.
	10	5.13%, 07/01/2022 ■	10
		HCA Holdings, Inc.
	50	6.25%, 02/15/2021 ‡	53
		HCA, Inc.
	210	3.75%, 03/15/2019 ‡	208
	340	6.50%, 02/15/2020 ‡	369
	20	7.50%, 11/15/2095 ‡	19
		Pinnacle Merger Sub, Inc.
	40	9.50%, 10/01/2023 ■	44
		Salix Pharmaceuticals Ltd.
	110	6.00%, 01/15/2021 ■╦	115
		Tenet Healthcare Corp.
	70	5.00%, 03/01/2019 ■╦	69
	50	8.13%, 04/01/2022	56
		Wellcare Health Plans, Inc.
	75	5.75%, 11/15/2020 ╦	76
			1,452
		Information - 1.9%
		Activision Blizzard, Inc.
	132	5.63%, 09/15/2021 ■‡	139
		Altice Financing S.A.
EUR	100	6.50%, 01/15/2022 ╦§	140
		DISH DBS Corp.
	380	6.75%, 06/01/2021 ‡	418
	25	7.88%, 09/01/2019	29
		First Data Corp.
	60	6.75%, 11/01/2020 ■	63
	45	8.25%, 01/15/2021 §	48
	90	14.50%, 09/24/2019 ■Þ	102
		Harron Communications L.P.
	30	9.13%, 04/01/2020 ■	33
		Infor Software Parent LLC
	85	7.13%, 05/01/2021 ■	84

2

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 13.7% - (continued)
		Information - 1.9% - (continued)
		Infor US, Inc.
	$25	9.38%, 04/01/2019	$27
		Intelsat Jackson Holdings S.A.
	60	7.50%, 04/01/2021 ‡	64
		Intelsat Luxembourg S.A.
	130	7.75%, 06/01/2021 ‡	133
		Level 3 Escrow, Inc.
	50	5.38%, 08/15/2022 ■☼	49
		Level 3 Financing, Inc.
	80	7.00%, 06/01/2020 ‡	85
		MetroPCS Wireless, Inc.
	70	6.63%, 11/15/2020 ‡	74
	30	7.88%, 09/01/2018 ‡	31
		Nara Cable Funding Ltd.
EUR	100	8.88%, 12/01/2018 ╦§	143
		Sprint Communications, Inc.
	110	7.25%, 09/15/2021 ■╦	117
	90	9.00%, 11/15/2018 ■╦	106
		Syniverse Holdings, Inc.
	30	9.13%, 01/15/2019 ╦	31
		T-Mobile USA, Inc.
	230	6.46%, 04/28/2019 ╦	240
	215	6.63%, 04/28/2021 ╦	225
		Verint Systems, Inc.
	22	1.50%, 06/01/2021 β	22
		Wind Acquisition Finance S.A.
EUR	100	4.00%, 07/15/2020 ■	134
		Windstream Corp.
	50	7.75%, 10/15/2020	54
	30	7.88%, 11/01/2017 ╦	34
			2,625
		Machinery Manufacturing - 0.2%
		Case New Holland Industrial, Inc.
	290	7.88%, 12/01/2017 ‡	331

		Mining - 0.2%
		AK Steel Corp.
	90	7.63%, 05/15/2020 ‡	92
		FMG Resources Aug 2006
	50	6.88%, 04/01/2022 ■	53
		Peabody Energy Corp.
	210	6.50%, 09/15/2020 ╦	201
			346
		Motor Vehicle and Parts Manufacturing - 0.1%
		General Motors Co.
	20	4.88%, 10/02/2023	21
	120	6.25%, 10/02/2043	136
			157
		Nonmetallic Mineral Product Manufacturing - 0.3%
		Ardagh Packaging Finance plc
EUR	100	9.25%, 10/15/2020 §	146
		Cemex Finance LLC
	200	7.25%, 01/15/2021 ■	212
		HeidelbergCement Finance Luxembourg S.A.
EUR	30	8.50%, 10/31/2019 ╦§	52
			410
		Other Services - 0.2%
		Abengoa Finance
EUR	100	6.00%, 03/31/2021 §	139
		Cardtronics, Inc.
	65	5.13%, 08/01/2022 ■	65
		Service Corp. International
	20	7.63%, 10/01/2018 ╦	23
			227
		Paper Manufacturing - 0.1%
		Clearwater Paper Corp.
	60	5.38%, 02/01/2025 ■	60
		Smurfit Kappa Acquisitions
EUR	100	4.13%, 01/30/2020 §	141
			201
		Petroleum and Coal Products Manufacturing - 0.3%
		Antero Resources Finance Corp.
	70	6.00%, 12/01/2020 ‡	73
		Bonanza Creek Energy, Inc.
	25	6.75%, 04/15/2021 ‡	26
		Cimarex Energy Co.
	10	4.38%, 06/01/2024	10
		Cobalt International Energy, Inc.
	20	2.63%, 12/01/2019 β	18
		Concho Resources, Inc.
	5	5.50%, 10/01/2022 ‡	5
		Denbury Resources, Inc.
	80	5.50%, 05/01/2022	79
		Diamondback Energy, Inc.
	50	7.63%, 10/01/2021 ■	54
		Everest Acquisition LLC
	60	9.38%, 05/01/2020 ‡	67
		Petroleos de Venezuela S.A.
	40	8.50%, 11/02/2017 §	37
		Rosetta Resources, Inc.
	40	5.63%, 05/01/2021 ╦	40
		Tesoro Corp.
	10	5.13%, 04/01/2024	10
		YPF S.A. ADR
	50	8.75%, 04/04/2024 §	52
			471
		Pipeline Transportation - 0.1%
		El Paso Corp.
	40	7.00%, 06/15/2017 ‡	44
		Energy Transfer Equity L.P.
	40	7.50%, 10/15/2020	45
			89
		Plastics and Rubber Products Manufacturing - 0.1%
		Associated Materials LLC
	40	9.13%, 11/01/2017	40
		Nortek, Inc.
	50	8.50%, 04/15/2021	54
			94
		Primary Metal Manufacturing - 0.1%
		United States Steel Corp.
	190	7.38%, 04/01/2020 ╦	208

		Printing and Related Support Activities - 0.1%
		Quad Graphics, Inc.
	70	7.00%, 05/01/2022 ■	69

3

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 13.7% - (continued)
		Professional, Scientific and Technical Services - 0.0%
		Getty Images, Inc.
	$60	7.00%, 10/15/2020 ■‡	$54

		Real Estate, Rental and Leasing - 0.4%
		International Lease Finance Corp.
	200	5.88%, 04/01/2019 ‡	213
	155	6.25%, 05/15/2019 ‡	168
	170	6.75%, 09/01/2016 ■‡	186
			567
		Retail Trade - 0.3%
		99 Cents Only Stores
	50	11.00%, 12/15/2019 ╦	55
		Dufry Finance S.C.A.
EUR	100	4.50%, 07/15/2022 ■	138
		GRD Holding III Corp.
	50	10.75%, 06/01/2019 ■‡	55
		Michaels Stores, Inc.
	40	5.88%, 12/15/2020 ■	39
		Party City Holdings, Inc.
	40	8.88%, 08/01/2020 ╦	43
		PC Nextco Holdings LLC/PC Nextco Finance, Inc.
	50	8.75%, 08/15/2019 ■	51
			381
		Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
		Sun Products Corp.
	35	7.75%, 03/15/2021 ■	29

		Transportation Equipment Manufacturing - 0.1%
		Huntington Ingalls Industries, Inc.
	170	7.13%, 03/15/2021 ‡	182

		Utilities - 0.2%
		Dolphin Subsidiary II, Inc.
	150	7.25%, 10/15/2021 ‡	158
		National Power Corp.
	70	9.63%, 05/15/2028 ╦	104
		Texas Competitive Electric Holdings Co. LLC
	70	0.00%, 10/01/2020 §Ω	60
			322
		Total Corporate Bonds
		(Cost $19,850)	$19,502

Foreign Government Obligations - 13.4%
		Argentina - 0.4%
		Argentina (Republic of)
	$625	0.00%, 04/17/2017 - 12/31/2033 ●	$572
	42	8.28%, 12/31/2033	38
			610
		Brazil - 1.4%
		Brazil (Federative Republic of)
	400	5.00%, 01/27/2045 ☼	385
	100	5.63%, 01/07/2041 ‡	106
BRL	2,217	6.00%, 05/15/2045 ◄╦	$967
	125	6.00%, 01/17/2017 ‡	138
	19	8.00%, 01/15/2018 ‡	22
	150	8.25%, 01/20/2034 ‡	207
	100	11.00%, 08/17/2040 ‡	110
			1,935
		Colombia - 1.4%
		Colombia (Republic of)
COP	906,893	3.50%, 04/17/2019 ◄	493
	200	4.38%, 07/12/2021 ‡	213
	100	6.13%, 01/18/2041 ‡	119
COP	355,000	7.00%, 05/04/2022	193
	125	7.38%, 09/18/2037 ‡	169
	290	10.38%, 01/28/2033 ‡	457
	225	11.75%, 02/25/2020 ‡	325
			1,969
		Croatia - 0.1%
		Croatia (Republic of)
	125	6.63%, 07/14/2020	139

		Greece - 3.2%
		Greece (Republic of)
EUR	5,140	2.00%, 02/24/2032 - 02/24/2042 §	4,527
			4,527
		Hungary - 0.2%
		Hungary (Republic of)
	200	4.00%, 03/25/2019 ‡	206
	75	6.25%, 01/29/2020	84
			290
		Indonesia - 0.8%
		Indonesia (Republic of)
	150	5.88%, 03/13/2020 §	168
	275	6.63%, 02/17/2037 §	317
	100	6.88%, 01/17/2018 §	114
	175	7.75%, 01/17/2038 §	227
IDR	1,131,000	8.38%, 03/15/2024 ╦	100
	175	8.50%, 10/12/2035 §	242
			1,168
		Lithuania - 0.3%
		Lithuania (Republic of)
	125	5.13%, 09/14/2017 §	137
	100	6.13%, 03/09/2021 §	117
	150	7.38%, 02/11/2020 §	183
			437
		Mexico - 1.4%
		Mexico (United Mexican States)
MXN	2,580	2.00%, 06/09/2022 ◄╦	193
	125	3.50%, 01/21/2021 ╦	128
	450	3.63%, 03/15/2022 ╦	458
	50	5.55%, 01/21/2045 ╦	56
	424	5.75%, 10/12/2110 ╦	451
	100	6.05%, 01/11/2040 ╦	121
	175	6.63%, 03/03/2015 ╦	180
	125	6.75%, 09/27/2034 ╦	161
MXN	2,131	8.00%, 12/07/2023 ╦	187
	50	8.30%, 08/15/2031 ╦	74
			2,009
		Panama - 0.1%
		Panama (Republic of)
	100	9.38%, 04/01/2029 ╦	149

4

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 13.4% - (continued)
		Peru - 0.7%
		Peru (Republic of)
	$75	6.55%, 03/14/2037 ╦	$94
PEN	1,545	8.20%, 08/12/2026 ╦	680
	100	8.38%, 05/03/2016 ╦	112
	85	8.75%, 11/21/2033 ╦	130
			1,016
		Philippines - 0.3%
		Philippines (Republic of)
	50	9.50%, 10/21/2024 ╦	73
	225	10.63%, 03/16/2025 ╦	356
			429
		Romania - 0.4%
		Romania (Republic of)
	152	6.13%, 01/22/2044 ╦§	173
	318	6.75%, 02/07/2022 ╦§	379
			552
		Russia - 1.0%
		Russia (Federation of)
	548	7.50%, 03/31/2030 §‡	620
RUB	13,325	8.15%, 02/03/2027 ╦Δ	345
	250	12.75%, 06/24/2028 §	415
			1,380
		South Africa - 0.3%
		South Africa (Republic of)
ZAR	4,200	7.75%, 02/28/2023	384

		Turkey - 1.0%
		Turkey (Republic of)
	100	5.63%, 03/30/2021 ╦	109
	200	5.75%, 03/22/2024 ╦	220
	785	7.38%, 02/05/2025 ╦	958
	100	7.50%, 07/14/2017 ╦	114
			1,401
		Ukraine - 0.3%
		Ukraine (Government of)
	225	6.88%, 09/23/2015 §	218
	200	7.80%, 11/28/2022 §	191
			409
		Uruguay - 0.1%
		Uruguay (Republic of)
	45	4.50%, 08/14/2024 ╦	47
	100	5.10%, 06/18/2050 ╦	99
			146
		Total Foreign Government Obligations
		(Cost $19,123)	$18,950

Municipal Bonds - 0.0%
		Miscellaneous - 0.0%
		Puerto Rico Commonwealth Govt Retirement System
	$120	6.55%, 07/01/2058	$60

		Total Municipal Bonds
		(Cost $60)	$60

Senior Floating Rate Interests ♦ - 28.8%
		Accommodation and Food Services - 0.2%
		Hilton Worldwide Holdings, Inc.
	$233	3.50%, 08/07/2020	$231

		Administrative Waste Management and Remediation - 1.6%
		Brickman Group Holdings, Inc.
	730	4.00%, 12/18/2020	720
		Ipreo Holdings LLC
	160	4.75%, 07/16/2021 ☼	158
		PRA Holdings, Inc.
	997	4.50%, 09/23/2020	993
		ServiceMaster (The) Co.
	348	4.25%, 07/01/2021	343
			2,214
		Agriculture, Forestry, Fishing and Hunting - 0.3%
		U.S. Ecology, Inc.
	375	3.75%, 06/17/2021 ╦	375

		Arts, Entertainment and Recreation - 1.5%
		24 Hour Fitness Worldwide, Inc.
	265	4.75%, 05/28/2021 ╦	265
		Caesars Entertainment Operating Co., Inc.
	246	9.50%, 10/31/2016	245
		Formula One Holdings
	748	4.50%, 04/30/2019 ╦	742
	300	4.75%, 07/30/2021 ☼	298
	200	8.00%, 07/29/2022 ☼	200
		Tribune Co.
	100	4.00%, 12/27/2020 ☼	100
		Univision Communications, Inc.
	274	4.00%, 03/01/2020	273
			2,123
		Beverage and Tobacco Product Manufacturing - 0.2%
		DE Master Blenders 1753 N.V.
	265	4.25%, 07/02/2021 ☼	260

		Chemical Manufacturing - 1.1%
		Exopack LLC
	353	5.25%, 05/08/2019 ╦	357
		Ferro Corp.
	225	4.50%, 07/30/2021 ☼	224
		Ineos US Finance LLC
	399	3.75%, 05/04/2018	396
		PQ Corp.
	399	4.00%, 08/07/2017	399
		Solenis International L.P.
	225	4.25%, 07/02/2021 ☼	223
			1,599
		Computer and Electronic Product Manufacturing - 1.4%
		CDW LLC
	474	3.25%, 04/29/2020	467
		Ceridian Corp.
	300	4.41%, 05/09/2017 ╦	300
		Freescale Semiconductor, Inc.
	499	4.25%, 02/28/2020	496
		Vantiv LLC
	790	3.75%, 06/13/2021 ╦	790
			2,053
		Finance and Insurance - 2.6%
		Asurion LLC
	349	4.25%, 07/08/2020 ☼	347

5

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 28.8% - (continued)
	Finance and Insurance - 2.6% - (continued)
	Chrysler Group LLC
$823	3.50%, 05/24/2017 ╦	$820
	EFS Cogen Holdings I LLC
312	3.75%, 12/17/2020 ╦	312
	Interactive Data Corp.
510	4.75%, 05/02/2021 ╦	511
	ION Trading Technologies Ltd.
240	7.25%, 06/10/2022	240
	Nuveen Investments, Inc.
600	4.16%, 05/13/2017	599
	Sedgwick CMS Holdings, Inc.
464	3.75%, 03/01/2021 ╦	455
	Walter Investment Management Corp.
399	4.75%, 12/18/2020 ╦	393
		3,677
	Food Manufacturing - 1.0%
	Dole Food Co., Inc.
341	4.50%, 11/01/2018 ╦	340
	Roundy's Supermarkets, Inc.
379	5.75%, 03/03/2021 ╦	376
	U.S. Foodservice, Inc.
748	4.50%, 03/31/2019	747
		1,463
	Furniture and Related Product Manufacturing - 0.4%
	AOT Bedding Super Holdings LLC
504	4.25%, 10/01/2019	504

	Health Care and Social Assistance - 2.5%
	AmSurg Corp.
615	3.75%, 07/08/2021	613
	Catalent Pharma Solutions, Inc.
465	4.50%, 05/20/2021 ╦	466
	DaVita HealthCare Partners, Inc.
905	3.50%, 06/24/2021 ╦	902
	HCA, Inc.
399	2.98%, 05/01/2018	398
	Healogics, Inc.
160	5.25%, 07/01/2021	160
	IMS Health, Inc.
389	3.50%, 03/17/2021 ╦	386
	One Call Medical, Inc.
209	5.00%, 11/27/2020	210
	Ortho-Clinical Diagnostics, Inc.
240	4.75%, 06/30/2021	239
	STHI Holding Corp.
105	5.25%, 07/30/2021 ☼	105
	Surgery Center Holdings, Inc.
145	5.25%, 07/24/2020 ☼	145
		3,624
	Health Care Providers and Services - 0.5%
	Multiplan, Inc.
688	4.00%, 03/31/2021 ╦	685

	Information - 4.0%
	Cabovisao-Televisao Por Cabo S.A.
698	5.50%, 07/02/2019 ╦	711
	Charter Communications Operating LLC
299	3.00%, 01/03/2021	293
	Emdeon, Inc.
360	3.75%, 11/02/2018	359
	First Data Corp.
1,240	3.67%, 03/23/2018 ☼	1,228
	Gray Television, Inc.
170	3.75%, 06/13/2021 ╦	169
	Intelsat Jackson Holdings S.A.
400	3.75%, 06/30/2019 ╦	398
	Kronos, Inc.
900	4.50%, 10/30/2019	901
	Level 3 Communications, Inc.
300	4.00%, 08/01/2019 ╦	299
	Novell, Inc.
505	7.25%, 11/22/2017	510
	Peak 10, Inc.
125	5.00%, 06/17/2021	125
	RedPrairie Corp.
321	6.00%, 12/21/2018 ╦	322
	West Corp.
220	3.25%, 06/30/2018 ╦	217
	Zayo Group LLC
130	4.00%, 07/02/2019	129
		5,661
	Mining - 1.1%
	American Rock Salt Holdings LLC
490	4.75%, 05/20/2021	489
	Arch Coal, Inc.
648	6.25%, 05/16/2018	635
	Fortescue Metals Group Ltd.
499	3.75%, 06/28/2019 ╦	495
		1,619
	Miscellaneous Manufacturing - 1.0%
	Hamilton Sundstrand Corp.
479	4.00%, 12/13/2019	476
	Reynolds Group Holdings, Inc.
648	4.00%, 11/30/2018 ╦	646
	TransDigm Group, Inc.
325	3.75%, 06/04/2021 ╦	322
		1,444
	Motor Vehicle and Parts Manufacturing - 0.5%
	SRAM LLC
725	4.00%, 04/10/2020 ☼	712

	Other Services - 0.8%
	Apex Tool Group LLC
224	4.50%, 01/31/2020	221
	Gardner Denver, Inc.
407	4.25%, 07/30/2020	404
	Husky Injection Molding Systems Ltd.
220	4.25%, 06/30/2021	220
	Husky International Ltd.
135	7.25%, 06/30/2022	135
	Rexnord LLC
100	4.00%, 08/21/2020 ☼	100
		1,080
	Petroleum and Coal Products Manufacturing - 2.1%
	American Energy-Marcellus LLC
375	5.25%, 07/09/2020 ☼	374
	Drillships Ocean Ventures, Inc.
190	5.50%, 07/25/2021	191
	Pacific Drilling S.A.
446	4.50%, 06/03/2018	445

6

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 28.8% - (continued)
	Petroleum and Coal Products Manufacturing - 2.1% - (continued)
	Paragon Offshore Finance Co.
$465	3.75%, 06/19/2021 ╦	$462
	Samson Investment Co.
410	5.00%, 09/25/2018 ╦	408
	Seadrill Ltd.
928	4.00%, 02/21/2021 ╦	915
	Seventy Seven Energy, Inc.
170	3.75%, 06/25/2021	169
		2,964
	Pipeline Transportation - 0.3%
	EP Energy LLC
426	4.50%, 04/30/2019	427

	Plastics and Rubber Products Manufacturing - 0.6%
	Berry Plastics Group, Inc.
490	3.75%, 01/06/2021 ╦	485
	Consolidated Container Co.
324	5.00%, 07/03/2019	324
		809
	Professional, Scientific and Technical Services - 0.4%
	Advantage Sales & Marketing, Inc.
550	3.48%, 07/23/2021	547

	Real Estate, Rental and Leasing - 0.3%
	International Lease Finance Corp.
345	3.50%, 03/06/2021 ╦	344
	Neff Corp.
125	7.25%, 06/09/2021	124
		468
	Retail Trade - 2.5%
	American Tire Distributors, Inc.
125	5.75%, 06/01/2018	125
	BJ's Wholesale Club, Inc.
449	4.50%, 09/26/2019 ╦	446
	Hillman (The) Cos., Inc.
200	4.50%, 06/30/2021	200
	Lands' End, Inc.
434	4.25%, 04/04/2021 ╦	432
	Mauser-Werke GmbH
100	4.50%, 07/31/2021 ☼	100
	Michaels Stores, Inc.
770	4.00%, 01/28/2020 ╦	765
	Neiman Marcus (The) Group, Inc.
800	4.25%, 10/25/2020 ☼	795
	Rite Aid Corp.
275	4.88%, 06/21/2021 ╦	277
	Supervalu, Inc.
427	4.50%, 03/21/2019	425
		3,565
	Truck Transportation - 0.4%
	Nexeo Solutions LLC
299	5.00%, 09/09/2017	299
	Swift Transportation Co., Inc.
224	3.75%, 06/09/2021 ╦	224
		523
	Utilities - 1.0%
	Energy Future Holdings
315	4.25%, 06/19/2016	315
	La Frontera Generation LLC
432	4.50%, 09/30/2020	433
	NRG Energy, Inc.
399	2.75%, 07/01/2018	395
	Texas Competitive Electric Holdings Co. LLC
254	3.75%, 05/05/2016	255
		1,398
	Wholesale Trade - 0.5%
	Gates Global LLC
785	4.25%, 07/05/2021	778

	Total Senior Floating Rate Interests
	(Cost $40,949)	$40,803

U.S. Government Agencies - 15.7%
	FHLMC - 1.5%
$200	3.00%, 08/15/2043 ☼	$196
800	4.00%, 08/15/2043 ☼	840
600	4.50%, 08/15/2044 - 09/15/2044 ☼	644
400	5.00%, 08/15/2043 ☼	440
		2,120
	FNMA - 12.5%
100	2.50%, 09/15/2029 ☼	100
2,300	3.00%, 08/15/2029 - 08/15/2044 ☼	2,284
200	3.50%, 08/15/2029 ☼	211
2,700	4.00%, 08/15/2029 - 08/15/2044 ☼	2,839
10,800	4.50%, 08/15/2044 - 09/15/2044 ☼	11,615
400	5.00%, 08/15/2044 - 09/15/2044 ☼	441
200	5.50%, 08/15/2044 ☼	222
		17,712
	GNMA - 1.7%
100	3.00%, 08/15/2044 ☼	100
900	3.50%, 08/15/2044 ☼	928
400	4.00%, 08/15/2044 ☼	424
900	4.50%, 08/15/2044 ☼	978
		2,430
	Total U.S. Government Agencies
	(Cost $22,293)	$22,262

Common Stocks - 26.8%
	Banks - 1.4%
300	Bank of China Ltd. ╦	$144
14	Bank of Communications Co. ╦	10
5	Bank of Montreal	396
4	Canadian Imperial Bank of Commerce	339
375	China CITIC Bank ╦	249
3	Doha Bank QSC	48
1	Industrial Bank of Korea ╦	17
13	National Bank of Canada ‡	594
14	New York Community Bancorp, Inc. ╦	225
		2,022
	Capital Goods - 0.6%
26	Asahi Glass Co., Ltd. ‡	153
17	Mitsui & Co., Ltd. ╦	267
22	Sumitomo Corp.	291
1	Vinci S.A. ╦	88
		799

7

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 26.8% - (continued)
	Commercial and Professional Services - 0.0%
6	Dai Nippon Printing Co., Ltd. ╦	$60

	Consumer Durables and Apparel - 0.1%
5	Coach, Inc. ‡	178

	Consumer Services - 0.1%
12	Sands China Ltd. ╦	86
2	Wynn Macau Ltd.	8
		94
	Energy - 7.4%
12	Atlas Pipeline Partners L.P. ‡	404
51	BP plc ‡	418
8	BreitBurn Energy Partners L.P.	172
4	Canadian Oil Sands Ltd.	83
—	ConocoPhillips Holding Co. ‡	9
4	CVR Energy, Inc. ‡	182
—	Delek Group Ltd.	8
135	Ecopetrol S.A. ╦	229
11	Enable Midstream Partners L.P.	266
10	Enbridge Energy Partners L.P. ‡	353
4	Enbridge, Inc. ‡	196
10	Enterprise Products Partners L.P. ‡	728
6	Global Partners L.P. ‡	264
—	Husky Energy, Inc. ‡	7
4	Inter Pipeline Ltd.	132
—	Lukoil ADR	19
9	Magellan Midstream Partners L.P. ‡	704
7	MarkWest Energy Partners L.P.	482
11	NGL Energy Partners L.P. ╦	467
4	Occidental Petroleum Corp. ╦	354
7	ONEOK Partners L.P. ╦	389
7	PBF Logistics L.P. ●╦	168
4	Pembina Pipeline Corp. ╦	153
9	Plains All American Pipeline L.P. ╦	515
13	Repsol S.A.	315
14	Royal Dutch Shell plc Class B ╦	591
2	Seadrill Ltd.	87
5	Summit Midstream Partners L.P. ╦	260
8	Susser Petroleum Partners L.P. ╦	391
12	Tallgrass Energy Partners L.P. ╦	471
7	Targa Resources Partners L.P. ╦	458
4	Transcanada Corp. ‡	201
—	Transocean Partners LLC ●	2
27	Veresen, Inc. ╦	456
—	Vermilion Energy, Inc.	8
5	Viper Energy Partners L.P. ●	159
6	Williams Cos., Inc.	350
1	Woodside Petroleum Ltd. ╦	31
		10,482
	Food and Staples Retailing - 0.3%
5	Wal-Mart Stores, Inc.	361

	Food, Beverage and Tobacco - 0.0%
—	Bunge Ltd. Finance Corp.	8

	Health Care Equipment and Services - 0.1%
—	Aetna, Inc. ‡	21
—	Humana, Inc. ‡	20
1	Wellpoint, Inc. ╦	95
		136
	Insurance - 1.3%
—	Ageas	7
—	Baloise Holding AG ╦	11
4	CNP Assurances ‡	71
—	Hannover Rueck SE	7
2	Scor SE	70
7	Swiss Re Ltd. ╦	596
13	Talanx AG	478
2	Validus Holdings Ltd. ╦	58
2	Zurich Financial Services AG ‡	590
		1,888
	Materials - 0.4%
12	Kumba Iron Ore Ltd. ╦	430
26	Mitsubishi Chemical Holdings	115
23	PETRONAS Chemicals Group Berhad	48
28	Taiwan Cement ╦	41
		634
	Media - 1.0%
15	British Sky Broadcasting Group plc ‡	222
4	Comcast Corp. Class A ‡	193
11	Comcast Corp. Special Class A ‡	614
4	Liberty Global plc ●╦	147
6	SES Global ‡	205
2	SKY Network Television Ltd. ╦	9
		1,390
	Pharmaceuticals, Biotechnology and Life Sciences - 1.3%
1	AstraZeneca plc ‡	51
6	Daiichi Sankyo Co., Ltd. ╦	102
10	Eli Lilly & Co. ‡	616
5	Johnson & Johnson ‡	484
—	Otsuka Holdings Co., Ltd. ╦	16
7	Pfizer, Inc. ╦	206
7	Teva Pharmaceutical Industries Ltd. ADR ╦	375
		1,850
	Real Estate - 2.5%
27	American Capital Agency Corp. ‡	625
19	Annaly Capital Management, Inc. ‡	207
178	Chimera Investment Corp. REIT ‡	564
1,148	Evergrande Real Estate Group Ltd. ╦	498
11	HongKong Land Holdings Ltd.	75
76	MFA Mortgage Investments, Inc. REIT ‡	615
77	Scentre Group ●	242
73	Sino Land Co., Ltd. ╦	125
1	Sun Hung Kai Properties Ltd.	22
11	Swire Pacific Ltd. ╦	140
46	Two Harbors Investment Corp. REIT ╦	472
2	Wheelock & Co., Ltd.	10
		3,595
	Retailing - 0.5%
1	Aoyama Trading Co., Ltd.	21
—	Canadian Tire Corp Ltd. ‡	8
9	Kohl's Corp. ‡	487
3	Nordstrom, Inc.	180
33	PT Matahari Putra Prima Tbk ╦	9
—	Target Corp. ╦	22
		727
	Semiconductors and Semiconductor Equipment - 0.1%
2	Intel Corp.	75

8

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 26.8% - (continued)
	Software and Services - 0.0%
—	Microsoft Corp.	$8

	Technology Hardware and Equipment - 0.6%
1	Apple, Inc. ‡	50
50	Asustek Computer, Inc. ‡	533
—	Cisco Systems, Inc. ‡	9
39	Gigabyte Technology Co., Ltd.	53
2	Lexmark International, Inc.	110
—	NetApp, Inc. ╦	9
1	Qualcomm, Inc. ╦	44
		808
	Telecommunication Services - 4.2%
12	AT&T, Inc. ‡	415
4	BCE, Inc. ╦	181
18	Belgacom S.A. ╦	593
4	Bell Aliant, Inc. ╦	102
468	Bezeq Israeli Telecommunication Corp., Ltd. ‡	871
17	CenturyLink, Inc. ‡	648
7	Deutsche Telekom AG ‡	110
31	DiGi.com Berhad	55
7	Elisa Oyj ‡	200
7	Frontier Communications Co. ‡	44
7	Hellenic Telecommunications Organization S.A. ‡	91
486	HKT Trust and HKT Ltd. ╦	574
9	Kcell JSC §‡	141
36	Koninklijke (Royal) KPN N.V. ●	117
—	Nippon Telegraph & Telephone Corp.	23
9	NTT DoCoMo, Inc.	155
514	Safaricom Ltd.	71
34	Singapore Telecommunications Ltd. ╦	111
—	SK Telecom Co., Ltd. ╦	43
—	Swisscom AG ‡	102
22	TDC AS ‡	217
170	Telekom Malaysia Berhad ╦	332
10	Telenor ASA ‡	232
19	Telia Ab ‡	143
3	Telus Corp. ‡	119
33	Total Access Communication Public Co., Ltd.	106
2	Verizon Communications, Inc. ╦	105
		5,901
	Transportation - 1.1%
5	Abertis Infraestructuras S.A. ‡	115
4	Air New Zealand Ltd.	7
6	GasLog Partners L.P. ●	206
324	Hutchinson Port Holdings Trust	241
12	Japan Airlines Co., Ltd. ╦	638
6	Singapore Airlines Ltd. ╦	51
7	West Japan Railway Co. ╦	332
		1,590
	Utilities - 3.8%
19	CESP - Companhia Energetica de Sao Paulo	236
26	Cheung Kong Infrastructure Holdings Ltd. ╦	183
10	Cia de Saneamento Basico do Estado de Sao Paulo ADR ‡	93
18	Companhia Energetica de Minas Gerais ╦	147
11	Consolidated Edison, Inc.	613
2	DTE Energy Co. ‡	148
6	Duke Energy Corp. ‡	444
7	E.On SE ‡	129
2	Enagas S.A.	59
16	Endesa S.A. ‡	606
8	Entergy Corp. ‡	566
—	Exelon Corp.	7
6	Gas Natural SDG S.A.	171
10	GDF Suez ╦	246
190	Guangdong Investment Ltd. ╦	213
16	Iberdrola S.A. ╦	122
12	National Grid plc ╦	168
3	NRG Yield, Inc.	174
6	Osaka Gas Co., Ltd. ╦	26
3	PG&E Corp. ╦	136
1	PGE S.A.	8
4	Pinnacle West Capital Corp. ╦	203
8	Scottish & Southern Energy ‡	185
28	Snam S.p.A. ╦	163
2	Southern Co. ╦	91
8	Suez Environment S.A. ╦	158
2	UGI Corp. ╦	115
		5,410
	Total Common Stocks
	(Cost $37,597)	$38,016

Preferred Stocks - 0.1%
	Media - 0.1%
2	ProSieben Sat.1 Media AG	$77

	Total Preferred Stocks
	(Cost $80)	$77

	Total Long-Term Investments Excluding Purchased Options
	(Cost $149,902)	$149,585

Short-Term Investments - 13.5%
Repurchase Agreements - 13.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $2,375, collateralized by GNMA 4.00%, 2044, value of $2,422)
$2,375	0.08%, 7/31/2014	$2,375
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $926, collateralized by FHLMC
2.00% - 3.50%, 2023 - 2043, FNMA 2.00% -
4.50%, 2026 - 2042, GNMA 3.00%, 2043,
	value of $944)
926	0.08%, 7/31/2014	926

9

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 13.5% - (continued)
Repurchase Agreements - 13.5% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,986, collateralized by U.S.
Treasury Bill 0.05% - 0.10%, 2014 - 2015,
U.S. Treasury Bond 2.75% - 11.25%, 2015 -
2044, U.S. Treasury Note 0.13% - 4.63%,
	2014 - 2023, value of $2,026)
$1,986	0.07%, 7/31/2014		$1,986
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $2,662, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $2,715)
2,662	0.06%, 7/31/2014		2,662
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
08/01/2014 in the amount of $1,973,
collateralized by U.S. Treasury Bond 6.38%,
2027, U.S. Treasury Note 0.75% - 3.38%,
	2018 - 2023, value of $2,012)
1,973	0.06%, 7/31/2014		1,973
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $2,440, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury
Bond 5.00%, 2037, U.S. Treasury Note2.63%,
	2020, value of $2,489)
2,440	0.09%, 7/31/2014		2,440
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,454, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% - 4.25%, 2015 - 2018, value of
	$1,483)
1,453	0.07%, 7/31/2014		1,453
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$5,257, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%,
	2016, value of $5,362)
5,257	0.08%, 7/31/2014		5,257
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $54, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $56)
54	0.07%, 7/31/2014		54
			19,126
	Total Short-Term Investments
	(Cost $19,126)		$19,126

	Total Investments Excluding Purchased Options
	(Cost $169,028)	119.0%	$168,711
	Total Purchased Options
	(Cost $182)	0.2%	253
	Total Investments
	(Cost $169,210) ▲	119.2%	$168,964
	Other Assets and Liabilities	(19.2)%	(27,131)
	Total Net Assets	100.0%	$141,833

10

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $169,210 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,296
Unrealized Depreciation	(1,542)
Net Unrealized Depreciation	$(246)

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ω	Debt security in default due to bankruptcy.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

Þ	This security may pay interest in additional principal instead of cash.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $4,586, which represents 3.2% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $15,304, which represents 10.8% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

β	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $26,316 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts. Securities valued at $285, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with OTC swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
Exchange traded options contracts	$200	$–
Futures contracts	148	–
OTC swaps contracts	–	2,251
Centrally cleared swaps contracts	551	–
Total	$899	$2,251

11

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

OTC Option Contracts Outstanding at July 31, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Put option contracts
Italy (Republic of) Debt Option	JPM	IR	EUR 106.60	10/13/14	EUR	488,511	$3	$9	$(6)
Italy (Republic of) Debt Option	MSC	IR	EUR 106.70	10/13/14	EUR	506,488	3	9	(6)
Italy (Republic of) Debt Option	MSC	IR	EUR 107.16	10/15/14	EUR	506,488	3	8	(5)
Italy (Republic of) Debt Option	MSC	IR	EUR 107.45	10/16/14	EUR	506,489	4	8	(4)
Italy (Republic of) Debt Option	BNP	IR	EUR 107.48	10/20/14	EUR	483,993	4	7	(3)
Total put option contracts						2,491,969	$17	$41	$(24)
Total purchased option contracts						2,491,969	$17	$41	$(24)

*	The number of contracts does not omit 000's.

Exchange Traded Option Contracts Outstanding at July 31, 2014

Description	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased option contracts:
Call option contracts
CBOE SPX Volatility Binary Option	EQ	15.00 USD	09/19/14	USD	1,151	$236	$141	$95

Written option contracts:
Call option contracts
CBOE SPX Volatility Binary Option	EQ	20.00 USD	09/19/14	USD	1,151	$115	$59	$(56)

Put option contracts
CBOE SPX Volatility Binary Option	EQ	13.00 USD	09/19/14	USD	576	$32	$46	$14

Total written option contracts					1,727	$147	$105	$(42)

*	The number of contracts does not omit 000's.
Δ	For purchased options, premiums are paid by the Fund, for written options, premiums are received.

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 10-Year Note Future	30	09/19/2014	$3,768	$3,738	$–	$(30)	$4	$(17)
U.S. Treasury 30-Year Bond Future	26	09/19/2014	3,602	3,573	–	(29)	–	(3)
U.S. Treasury CME Ultra Long Term Bond Future	24	09/19/2014	3,549	3,620	71	–	2	(2)
Total					$71	$(59)	$6	$(22)
Short position contracts:
90-Day Eurodollar Future	15	12/19/2016	$3,674	$3,667	$7	$–	$–	$–
U.S. Treasury 5-Year Note Future	39	09/30/2014	4,643	4,635	8	–	1	(3)
Total					$15	$–	$1	$(3)
Total futures contracts					$86	$(59)	$7	$(25)

*	The number of contracts does not omit 000's.

12

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at July 31, 2014

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.6	CSI	USD	137	(0.11)%	05/25/46	$27	$–	$28	$1	$–
ABX.HE.AAA.6	JPM	USD	536	(0.18)%	07/25/45	13	–	13	–	–
ABX.HE.AAA.6	MSC	USD	164	(0.11)%	05/25/46	34	–	34	–	–
CMBX.NA.A.6	CSI	USD	155	(2.00)%	05/11/63	–	(3)	(1)	2	–
CMBX.NA.A.7	JPM	USD	180	(2.25)%	01/17/47	–	(3)	–	3	–
CMBX.NA.AA.1	JPM	USD	245	(0.25)%	10/12/52	33	–	37	4	–
CMBX.NA.AA.2	CSI	USD	788	(0.15)%	03/15/49	221	–	254	33	–
CMBX.NA.AA.7	CSI	USD	630	(1.50)%	01/17/47	–	(6)	1	7	–
CMBX.NA.AJ.1	JPM	USD	275	(0.84)%	10/12/52	6	–	8	2	–
CMBX.NA.AJ.2	JPM	USD	260	(1.09)%	03/15/49	20	–	23	3	–
CMBX.NA.AJ.4	GSC	USD	299	(0.96)%	02/17/51	52	–	57	5	–
CMBX.NA.AJ.4	JPM	USD	648	(0.96)%	02/17/51	118	–	124	6	–
CMBX.NA.AM.2	JPM	USD	1,100	(0.50)%	03/15/49	15	–	17	2	–
CMBX.NA.AM.4	JPM	USD	165	(0.50)%	02/17/51	7	–	8	1	–
CMBX.NA.AS.6	CSI	USD	415	(1.00)%	05/11/63	1	–	4	3	–
CMBX.NA.AS.7	CSI	USD	205	(1.00)%	01/17/47	1	–	2	1	–
Total						$548	$(12)	$609	$73	$–
Sell protection:
CDX.EM.21	BNP	USD	4,000	5.00%	06/20/19	$468	$–	$403	$–	$(65)
CDX.EM.21	CBK	USD	2,125	5.00%	06/20/19	229	–	214	–	(15)
CDX.EM.21	GSC	USD	375	5.00%	06/20/19	45	–	38	–	(7)
CDX.EM.21	GSC	USD	1,875	5.00%	06/20/19	177	–	189	12	–
CDX.EM.21	MSC	USD	6,700	5.00%	06/20/19	709	–	675	–	(34)
CMBX.NA.A.2	BOA	USD	106	0.25%	03/15/49	–	(62)	(64)	–	(2)
CMBX.NA.AAA.6	BCLY	USD	12,350	0.50%	05/11/63	–	(181)	(225)	–	(44)
CMBX.NA.AAA.6	BOA	USD	2,400	0.50%	05/11/63	–	(46)	(44)	2	–
CMBX.NA.AAA.6	CSI	USD	5,550	0.50%	05/11/63	–	(89)	(102)	–	(13)
CMBX.NA.AAA.6	MSC	USD	255	0.50%	05/11/63	–	(6)	(5)	1	–
CMBX.NA.BB.6	CSI	USD	1,075	5.00%	05/11/63	15	–	–	–	(15)
CMBX.NA.BB.7	JPM	USD	625	5.00%	01/17/47	1	–	(9)	–	(10)
CMBX.NA.BBB-.6	BCLY	USD	165	3.00%	05/11/63	3	–	–	–	(3)
CMBX.NA.BBB-.6	CSI	USD	195	3.00%	05/11/63	2	–	–	–	(2)
CMBX.NA.BBB-.7	CSI	USD	360	3.00%	01/17/47	–	(2)	(5)	–	(3)
PrimeX.ARM.2	JPM	USD	392	4.58%	12/25/37	13	–	12	–	(1)
PrimeX.FRM.1	JPM	USD	51	4.42%	07/25/36	5	–	5	–	–
Total						$1,667	$(386)	$1,082	$15	$(214)
Total traded indices						$2,215	$(398)	$1,691	$88	$(214)

Credit default swaps on single-name issues:
Sell protection:
Bank of America Corp.	BCLY	USD	500	1.00% / 0.73%	06/20/19	$8	$–	$6	$–	$(2)
Bank of America Corp.	GSC	USD	1,425	1.00% / 0.76%	09/20/19	25	–	17	–	(8)
Citigroup Inc.	GSC	USD	1,425	1.00% / 0.74%	09/20/19	26	–	18	–	(8)
Citigroup Inc.	GSC	USD	500	1.00% / 0.71%	06/20/19	7	–	7	–	–
Goldman Sachs Group, Inc.	BCLY	USD	250	1.00% / 0.80%	06/20/19	2	–	2	–	–
Goldman Sachs Group, Inc.	CSI	USD	725	1.00% / 0.84%	09/20/19	12	–	6	–	(6)
Morgan Stanley	BCLY	USD	725	1.00% / 0.78%	09/20/19	13	–	8	–	(5)
Morgan Stanley	GSC	USD	250	1.00% / 0.75%	06/20/19	4	–	3	–	(1)
Total						$97	$–	$67	$–	$(30)
						$2,312	$(398)	$1,758	$88	$(244)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

13

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at July 31, 2014 - (continued)

(b)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.22	CME	USD	6,900	(1.00)%	06/20/19	$(124)	$(116)	$8	$–	$5	$–
ITRX.XOV.21	ICE	EUR	1,525	(5.00)%	06/20/19	(221)	(210)	11	–	19	–
Total						$(345)	$(326)	$19	$–	$24	$–
Sell protection:
CDX.NA.HY.22	CME	USD	9,895	5.00%	06/20/19	$819	$669	$–	$(150)	$4	$(130)
CDX.NA.IG.22	CME	USD	2,325	1.00%	06/20/24	(8)	(7)	1	–	–	(6)
ITRX.EUR.21	ICE	EUR	550	1.00%	06/20/19	13	12	–	(1)	–	(1)
Total						$824	$674	$1	$(151)	$4	$(137)
Total traded indices						$479	$348	$20	$(151)	$28	$(137)

(a)	The FCM to the contracts is GSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund (a)	Amount		Date	Paid	Received	Value ╪	Asset	Liability
BCLY	2.07% Fixed	CPURNSA	USD	950	07/15/16	$–	$–	$3	$3	$–
BCLY	2.10% Fixed	CPURNSA	USD	1,500	04/15/19	–	–	16	16	–
BCLY	2.11% Fixed	CPURNSA	USD	1,675	04/15/19	–	–	11	11	–
BCLY	2.14% Fixed	CPURNSA	USD	650	07/15/17	–	–	3	3	–
BCLY	2.17% Fixed	CPURNSA	USD	6,285	04/15/19	–	–	(1)	–	(1)
BNP	1.79% Fixed	CPURNSA	USD	900	04/15/16	–	–	2	2	–
BNP	1.94% Fixed	CPURNSA	USD	600	04/15/17	–	–	3	3	–
BNP	2.12% Fixed	CPURNSA	USD	2,825	07/15/16	–	–	2	2	–
BNP	2.12% Fixed	CPURNSA	USD	5,325	04/15/19	–	–	28	28	–
BNP	2.16% Fixed	CPURNSA	USD	1,900	07/15/17	–	–	5	5	–
Total						$–	$–	$72	$73	$(1)

(a)	For payments received based on the CPURNSA index, if the index level of the floating index drops below the initial index level when the interest rate swap was purchased, the Fund will be required to make a payment to the counterparty rather than receive the payment noted in the table above.

14

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

OTC Total Return Swap Contracts Outstanding at July 31, 2014

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
JPM CORP EMBI †	JPM	USD	2,950	3M LIBOR - 1.00%	09/22/14	$–	$–	$–	$–	$–

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2014, the aggregate market value of these securities was $0, which rounds to zero percent of total net assets.

Securities Sold Short Outstanding at July 31, 2014

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FNMA, 3.50%	$7,900	08/15/2044	$8,049	$7
GNMA, 3.00%	500	08/15/2044	501	–
Total			$8,550	$7

At July 31, 2014, the aggregate market value of these securities represents 6.0% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Buy	09/17/2014	BCLY	$117	$115	$–	$(2)
EUR	Buy	08/01/2014	BNP	145	145	–	–
EUR	Buy	09/17/2014	BOA	127	125	–	(2)
EUR	Buy	08/29/2014	DEUT	27	27	–	–
EUR	Buy	08/04/2014	MSC	140	140	–	–
EUR	Sell	08/29/2014	BNP	888	885	3	–
EUR	Sell	09/17/2014	BOA	2,157	2,123	34	–
EUR	Sell	08/29/2014	GSC	27	27	–	–
EUR	Sell	08/29/2014	MSC	1,644	1,635	9	–
EUR	Sell	08/29/2014	MSC	139	139	–	–
EUR	Sell	09/17/2014	MSC	223	220	3	–
GBP	Sell	09/17/2014	BOA	832	820	12	–
INR	Buy	09/17/2014	CBK	880	861	–	(19)
INR	Buy	09/17/2014	MSC	523	513	–	(10)
KES	Buy	08/04/2014	JPM	72	72	–	–
PEN	Buy	09/17/2014	SCB	386	387	1	–
PEN	Sell	09/17/2014	SSG	386	387	–	(1)
RUB	Buy	09/17/2014	JPM	197	190	–	(7)
RUB	Sell	09/17/2014	JPM	195	190	5	–
Total						$67	$(41)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

15

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC

Currency Abbreviations:
BRL	Brazilian Real
COP	Colombian Peso
EUR	EURO
GBP	British Pound
IDR	Indonesian New Rupiah
INR	Indian Rupee
KES	Kenyan Shilling
MXN	Mexican New Peso
PEN	Peruvian New Sol
RUB	Russian New Ruble
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CBOE	Chicago Board Options Exchange
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EMBI	Emerging Markets Bond Index
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
PrimeX.FRM	Markit PrimeX Fixed Rate Mortgage Backed Security
SPX	S&P 500 Stock Index

Other Abbreviations:
ADR	American Depositary Receipt
EQ	Equity
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
IR	Interest Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

Credit Exposure

as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	15.7%
A	0.7
Baa/ BBB	9.2
Ba/ BB	14.9
B	26.4
Caa/ CCC or Lower	8.9
Not Rated	2.8
Non-Debt Securities and Other Short-Term Instruments	40.6
Other Assets and Liabilities	(19.2)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

16

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Banks	$2,022	$1,602	$420	$–
Capital Goods	799	–	799	–
Commercial and Professional Services	60	–	60	–
Consumer Durables and Apparel	178	178	–	–
Consumer Services	94	–	94	–
Energy	10,482	9,119	1,363	–
Food and Staples Retailing	361	361	–	–
Food, Beverage and Tobacco	8	8	–	–
Health Care Equipment and Services	136	136	–	–
Insurance	1,888	58	1,830	–
Materials	634	–	634	–
Media	1,390	1,159	231	–
Pharmaceuticals, Biotechnology and Life Sciences	1,850	1,681	169	–
Real Estate	3,595	2,800	795	–
Retailing	727	697	30	–
Semiconductors and Semiconductor Equipment	75	75	–	–
Software and Services	8	8	–	–
Technology Hardware and Equipment	808	222	586	–
Telecommunication Services	5,901	2,026	3,875	–
Transportation	1,590	447	1,143	–
Utilities	5,410	2,973	2,437	–
Total	38,016	23,550	14,466	–
Asset and Commercial Mortgage Backed Securities	9,915	–	6,968	2,947
Corporate Bonds	19,502	–	19,502	–
Foreign Government Obligations	18,950	–	18,950	–
Municipal Bonds	60	–	60	–
Preferred Stocks	77	–	77	–
Senior Floating Rate Interests	40,803	–	40,803	–
U.S. Government Agencies	22,262	–	22,262	–
Short-Term Investments	19,126	–	19,126	–
Purchased Options	253	236	17	–
Total	$168,964	$23,786	$142,231	$2,947
Foreign Currency Contracts*	$67	$–	$67	$–
Futures*	86	86	–	–
Swaps - Credit Default*	108	–	108	–
Swaps - Interest Rate*	73	–	73	–
Total	$334	$86	$248	$–
Liabilities:
Securities Sold Short	$8,550	$–	$8,550	$–
Written Options	147	147	–	–
Total	$8,697	$147	$8,550	$–
Foreign Currency Contracts*	$41	$–	$41	$–
Futures*	59	59	–	–
Swaps - Credit Default*	395	–	395	–
Swaps - Interest Rate*	1	–	1	–
Swaps - Total Return*	–	–	–	–
Total	$496	$59	$437	$–

♦	For the period ended July 31, 2014, investments valued at $509 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

17

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of April 30, 2014*	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$12	$26	$5	$2,950	$(46)	$—	$—	$2,947
Total	$—	$12	$26	$5	$2,950	$(46)	$—	$—	$2,947

Liabilities:
Swaps	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—	$—	$—

*	Commenced operations on April 30, 2014.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

18

The Hartford Municipal Opportunities Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 95.3%
	Alabama - 1.9%
	Birmingham, AL, Baptist Medical Center Special Care Fac
$1,855	5.25%, 11/15/2016	$1,952
	Jefferson County, AL, Sewer Rev
2,000	5.00%, 10/01/2017	2,175
	Mobile, AL, IDA Board Pollution
2,540	1.65%, 06/01/2034	2,555
		6,682
	Arizona - 1.5%
	Estrella Mountain Ranch, AZ, Community Fac Dist GO
265	6.20%, 07/15/2032	278
	Pima County, AZ, IDA Education Rev, Legacy Traditional Charter School
1,435	8.50%, 07/01/2039	1,602
	Salt River, AZ, Agricultural Improvement
3,000	5.00%, 12/01/2027	3,534
		5,414
	California - 12.3%
	Bay Area, CA, Toll Auth Bridge Rev
1,450	1.50%, 04/01/2047 ○☼	1,463
	California State Communities DA Rev
955	0.94%, 04/01/2036 Δ	779
1,000	5.63%, 10/01/2032	1,043
	California State GO
4,985	6.50%, 04/01/2033	6,089
	California State Public Works Board, Correctional Facilities Improvement
1,000	6.00%, 03/01/2035	1,170
	California State Public Works Board, Lease Rev
2,000	5.25%, 10/01/2023	2,357
	California State Public Works Board, State University Trustees
2,000	6.25%, 04/01/2034	2,345
	Foothill-Eastern Transportation Corridor Agency
660	5.00%, 01/15/2053 Δ	723
	Irvine, CA, Improvement Bond Act
1,065	4.00%, 09/02/2016	1,127
	Oakland, CA, Airport Rev
1,000	5.00%, 05/01/2026	1,118
	Port of Oakland, CA
1,485	5.00%, 05/01/2021 - 05/01/2023	1,728
	Rancho Cucamonga, CA, Redev Agency Tax
1,000	5.00%, 09/01/2029	1,142
	San Bernardino, CA, USD GO
1,150	5.00%, 08/01/2021	1,354
	San Buenaventura, CA, Community Memorial Health System
1,000	7.50%, 12/01/2041	1,151
	San Diego, CA, Redev Agency Tax Allocation
3,000	7.00%, 11/01/2039	3,432
	San Jose, CA, Redev Agency
2,575	5.00%, 08/01/2022	2,691
500	6.50%, 08/01/2023	547
	San Mateo Joint Powers Financing Auth
2,500	5.00%, 06/15/2029 - 06/15/2030	2,888
	Santa Cruz County, CA, Redev Agency
1,250	5.00%, 09/01/2024	1,440
1,335	6.63%, 09/01/2029	1,510
	Santa Margarita, CA, Water Dist Special Tax
500	4.25%, 09/01/2021	522
1,000	5.00%, 09/01/2022 - 09/01/2023	1,095
	Successor Agy to the Richmond County Redev Agency
640	4.00%, 09/01/2016	681
	Twin Rivers, CA, USD
3,000	3.45%, 07/01/2037	3,005
	University of California
1,595	5.00%, 05/15/2025	1,948
		43,348
	Colorado - 0.5%
	Baptist Road Rural Transportation Auth, Sales and Use Tax Rev
630	5.00%, 12/01/2026	557
	Denver, CO, City and County Special Fac Airport Rev
1,000	5.00%, 11/15/2018	1,149
		1,706
	Connecticut - 2.2%
	Bridgeport, CT, GO
860	4.00%, 08/15/2014	861
	Connecticut Housing FA
1,000	4.00%, 11/15/2044 ‡	1,083
	Hamden, CT, Facilities Rev, Whitney Center Proj Ser A
1,250	7.63%, 01/01/2030	1,312
2,250	7.75%, 01/01/2043	2,343
	Hartford, CT, GO
1,850	5.00%, 04/01/2026	2,129
		7,728
	District of Columbia - 1.1%
	Washington, DC, Metropolitan Airport Auth System Rev
3,450	5.00%, 10/01/2020 - 10/01/2022	4,052

	Florida - 9.5%
	Arlington of Naples
500	6.50%, 05/15/2020 ■	502
500	7.00%, 05/15/2024 ■	540
	Florida Village Community Development Dist No 8
2,225	6.38%, 05/01/2038	2,498
	Greater Orlando, FL, Aviation Auth
4,340	5.00%, 10/01/2021 - 10/01/2024	5,028
	Highlands County, FL, Adventist Health (Prerefunded with US Gov't Securities)
125	5.25%, 11/15/2036	138
	Highlands County, FL, Health Fac Auth
1,905	5.25%, 11/15/2036	2,016
	Jacksonville, FL, Econ Development Commission, Florida Proton Therapy Institute, Inc
2,000	6.25%, 09/01/2027	2,174
	Jacksonville, FL, Sales Tax Rev
2,700	5.00%, 10/01/2021	3,226
	Lake County, FL, School Board
2,000	5.00%, 06/01/2026	2,310
	Lakeland, FL, Retirement Community Rev
1,750	6.38%, 01/01/2043	1,804
	Lee County, FL, School Board
1,000	4.00%, 08/01/2016	1,065

1

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 95.3% - (continued)
	Florida - 9.5% - (continued)
	Magnolia Creek, FL, Community Development Dist Capital Improvement
$500	0.00%, 05/01/2039 ●	$175
	Miami-Dade County, FL, Aviation Rev
3,500	5.00%, 10/01/2024 - 10/01/2026	3,941
	Miami-Dade County, FL, Expressway Auth
1,000	5.00%, 07/01/2027	1,136
	Orange County, FL, School Board
2,130	5.00%, 08/01/2026	2,410
	Palm Beach County, FL, Health System
1,000	6.75%, 06/01/2024	1,109
	Palm Beach County, FL, School Board
2,000	5.00%, 08/01/2025	2,397
	River Bend Community Development Dist, Capital Improvement Rev
1,560	0.00%, 11/01/2015 ●	201
	Volusia County, FL, School Board
775	5.00%, 08/01/2025	902
		33,572
	Georgia - 1.5%
	Clayton County, GA, DA
1,965	9.00%, 06/01/2035	2,056
	Dekalb Newton and Gwinnett Counties, GA, Joint DA
1,500	6.00%, 07/01/2034	1,712
	Marietta, GA, DA Life University, Inc. Proj
1,500	7.00%, 06/15/2030	1,581
		5,349
	Hawaii - 0.3%
	Hawaii State Dept of Transportation
1,000	5.00%, 08/01/2022	1,171

	Illinois - 6.2%
	Aurora, IL, Tax Increment Rev
870	6.75%, 12/30/2027	947
	Chicago, IL, O'Hare International Airport Rev
345	5.00%, 01/01/2015	352
855	5.25%, 01/01/2027	857
	Chicago, IL, Park Dist, GO
2,750	5.00%, 01/01/2026	3,149
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
96	0.00%, 03/01/2037 ●	55
	Illinois FA Rev, Art Institute of Chicago Ser A
1,400	6.00%, 03/01/2038	1,528
	Illinois FA Rev, Silver Cross Hospital and Medicine
3,000	5.50%, 08/15/2030	3,145
	Illinois Metropolitan Pier & Exposition Auth
4,000	2.96%, 12/15/2024 ○	2,684
	Illinois State GO
1,085	4.00%, 08/01/2014	1,085
1,500	5.00%, 01/01/2022	1,621
1,500	5.25%, 01/01/2021	1,668
	Illinois State Sales Tax Rev
1,830	6.50%, 06/15/2022	2,143
	Illinois State Unemployment Insurance Fund
2,500	5.00%, 06/15/2019 - 12/15/2019	2,601
		21,835
	Indiana - 0.6%
	Vigo County, IN, Hospital Auth
2,000	5.75%, 09/01/2042 ■	1,983

	Kansas - 0.3%
	Wyandotte County-Kansas City, KS
1,000	5.00%, 09/01/2025	1,174

	Kentucky - 1.1%
	Kentucky Public Transportation Auth
350	5.00%, 07/01/2017	388
	Louisville & Jefferson County, KY
1,515	5.00%, 12/01/2023	1,732
	Louisville & Jefferson County, KY, Metropolitan
1,710	1.65%, 10/01/2033 Δ	1,740
		3,860
	Louisiana - 1.6%
	Louisiana Tobacco Settlement Financing Corp.
2,500	5.00%, 05/15/2026	2,638
	New Orleans, LA, Aviation Board
2,500	6.00%, 01/01/2023	2,847
		5,485
	Massachusetts - 2.2%
	Massachusetts State Bay Transportation Auth
1,000	5.00%, 07/01/2025	1,213
	Massachusetts State Development Fin Agency Rev
1,200	8.00%, 04/15/2031	1,423
	Massachusetts State Health and Education Fac Auth
1,000	5.00%, 07/01/2016	1,042
2,355	8.00%, 10/01/2039	2,559
	Massachusetts State PA
455	4.00%, 07/01/2022	502
1,035	5.00%, 07/01/2021 - 07/01/2023	1,208
		7,947
	Michigan - 2.2%
	Kent, MI, Hospital FA
4,000	6.00%, 07/01/2035	4,141
	Royal Oak, MI, Hospital FA
2,000	8.25%, 09/01/2039	2,581
	Wayne County, MI, Airport Auth Rev
1,000	5.00%, 12/01/2015	1,055
		7,777
	Mississippi - 0.8%
	Mississippi State Business Fin Corp.
3,000	1.63%, 12/01/2040	2,977

	Missouri - 3.1%
	Kirkwood, MO, Industrial DA Retirement Community
3,500	8.25%, 05/15/2045	4,010
	Missouri ST Highways and Transit
4,000	5.00%, 05/01/2026 ‡	4,840
	St Loius, MO, Bi-State Development Agency
2,000	4.75%, 10/01/2052	2,001
		10,851
	Nevada - 1.8%
	Clark County, NV, School Dist GO
1,625	5.00%, 06/15/2020	1,700

2

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 95.3% - (continued)
	Nevada - 1.8% - (continued)
	Mesquite, NV, Special Improvement Dist 07-01
$440	6.00%, 08/01/2027	$443
	Nevada State GO
2,500	5.00%, 08/01/2019	2,935
	Nevada State Natural Resources GO
1,110	5.00%, 03/01/2026	1,303
		6,381
	New Jersey - 3.5%
	New Jersey Health Care Facilities FA, Hospital Asset Transformation
2,855	5.75%, 10/01/2031	3,252
	New Jersey State Econ DA
1,760	4.88%, 09/15/2019	1,799
	New Jersey State Educational FA Rev, University of Medicine & Dentistry
2,000	7.50%, 12/01/2032	2,578
	New Jersey State Interstate Turnpike Auth Rev
3,000	5.00%, 01/01/2025	3,488
	New Jersey State Transportation Trust FU
1,000	5.00%, 09/15/2017 ☼	1,114
		12,231
	New Mexico - 1.3%
	Los Alamos County, NM, Tax Improvement Rev
3,000	5.88%, 06/01/2027	3,558
	Montecito Estates, NM, Public Improvement Dist
925	7.00%, 10/01/2037	961
		4,519
	New York - 11.0%
	New York & New Jersey PA
2,000	5.00%, 12/01/2023	2,050
	New York City, NY, Transitional FA Rev
4,000	0.06%, 11/01/2036 Δ	4,000
2,000	5.00%, 08/01/2029 ☼	2,334
	New York Metropolitan Transportation Auth Rev
2,100	5.00%, 11/15/2020	2,471
	New York State Dormitory Auth Rev
3,670	5.00%, 03/15/2022 - 12/15/2027	4,308
	New York State Thruway Auth
3,250	5.00%, 01/01/2019 - 03/15/2021	3,793
	New York State Urban Development Corp. Rev
1,000	5.00%, 03/15/2026	1,168
	New York, NY, GO
4,000	6.25%, 10/15/2028	4,766
	New York, NY, IDA Terminal One Group Assoc Proj AMT
2,000	5.50%, 01/01/2024	2,122
	Newburth, NY, GO
1,145	5.00%, 06/15/2019	1,248
	Oyster Bay, NY, GO
2,340	5.00%, 08/15/2024	2,739
	TSASC, Inc.
2,500	5.00%, 06/01/2034	2,056
	Ulster County, NY, IDA
3,750	6.00%, 09/15/2027 - 09/15/2037	3,165
	Ulster County, NY, IDA Kingston Regional Senior Living
2,000	6.00%, 09/15/2042	1,592
	Yonkers, NY, GO
885	3.00%, 08/15/2019	924
		38,736
	North Carolina - 1.2%
	North Carolina Eastern Municipal Power
1,325	4.00%, 01/01/2020	1,462
	North Carolina Medical Care Commission Retirement FA Rev, First Mortgage Galloway Ridge
1,555	5.88%, 01/01/2031	1,615
	North Carolina State Medical Care Commission, Galloway Ridge, Inc.
1,000	6.00%, 01/01/2039	1,036
		4,113
	Ohio - 2.7%
	Allen County, OH, Hospital Fac Rev
2,000	5.00%, 05/01/2023	2,304
	Buckeye, OH, Tobacco Settlement FA
4,580	6.00%, 06/01/2042	3,572
	Lancaster, OH, Gas Rev
2,275	0.70%, 02/01/2019 ○☼	2,279
	Ohio State Cultural Sports Fac Building Projects
1,235	5.00%, 04/01/2020	1,450
		9,605
	Other U.S. Territories - 0.2%
	Puerto Rico Highway and Transportation Auth
705	4.95%, 07/01/2026	665

	Pennsylvania - 5.3%
	Allegheny County, PA, Industrial DA Charter School
1,090	6.75%, 08/15/2035	1,186
	Pennsylvania State GO
4,525	5.00%, 07/01/2021	5,393
1,000	7.00%, 07/15/2028	1,129
	Pennsylvania State IDA
2,250	5.00%, 07/01/2021	2,609
	Pennsylvania State Turnpike Commission Rev
575	0.94%, 12/01/2020 Δ	580
575	1.04%, 12/01/2021 Δ	582
1,335	6.00%, 06/01/2028	1,509
	Philadelphia, PA, Municipal Auth
750	6.38%, 04/01/2029	871
800	6.50%, 04/01/2034	922
	Pittsburgh, PA, School Dist GO
2,325	5.00%, 09/01/2021 - 09/01/2023	2,704
	Susquehanna, PA, Regional Airport Auth System Rev
1,000	5.00%, 01/01/2019	1,097
		18,582
	Rhode Island - 1.4%
	Cranston, RI, GO
1,415	5.00%, 07/01/2019	1,619
	Rhode Island State & Providence Plantations
1,500	4.00%, 10/01/2018	1,649
	Rhode Island State Health & Educational Bldg Corp.
1,655	4.00%, 05/15/2017	1,773
		5,041
	South Carolina - 0.3%
	Lancaster County, SC, Sun City Assessment
1,987	0.00%, 11/01/2017 ●	934

3

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 95.3% - (continued)
	South Dakota - 0.4%
	South Dakota State Education Enhancement
$1,000	5.00%, 06/01/2026	$1,110
	South Dakota State Housing DA
185	6.13%, 05/01/2033	186
		1,296
	Texas - 10.0%
	Arlington, TX, Higher Education Fin
1,000	5.00%, 08/15/2027	1,182
	Barbers Hill, TX, ISD GO
2,245	5.00%, 02/15/2021	2,695
	Brazos Harbor, TX, Industrial Development Corp.
1,500	5.90%, 05/01/2038	1,618
	Clifton, TX, Higher Education Fin Corp.
2,000	8.75%, 02/15/2028	2,089
	Dallas, TX Ind School Dist GO
1,350	5.00%, 08/15/2034	1,406
	Dallas-Fort Worth, TX, International Airport Fac Improvement Corp.
2,000	6.15%, 01/01/2016	2,034
	El Paso, TX, ISD GO
2,860	5.00%, 08/15/2026	3,190
	Lewisville, TX, Combination Contract Rev (Prerefunded with US Gov't Securities)
45	6.13%, 09/01/2029	45
	Lower Colorado River, TX, Auth Rev
55	7.25%, 05/15/2037	57
	North East Texas ISD GO
1,000	5.00%, 08/01/2028	1,179
	North Texas Tollway Auth Rev
2,995	5.00%, 01/01/2022	3,461
	San Antonio, TX, Airport System Rev
1,985	5.00%, 07/01/2023	2,288
	San Antonio, TX, Water Rev
2,200	5.00%, 05/15/2026	2,615
	Texas State Public FA Charter School
3,555	5.38%, 02/15/2037	3,652
	Texas State Transportation Commission
1,500	0.41%, 04/01/2032 ‡Δ	1,502
	Travis County, TX, Health Fac Development
2,000	7.13%, 11/01/2040	2,242
	Travis County, TX, Health Fac, Querencia Barton Creek Project
600	5.65%, 11/15/2035	602
	Wylie, TX, ISD GO
3,500	1.55%, 08/15/2018 ○‡	3,333
		35,190
	Vermont - 0.2%
	Vermont State Econ DA Waste
900	4.75%, 04/01/2036 ■	881

	Virginia - 0.9%
	Norfolk, VA, Redev & Housing Auth Rev Obligor: Fort Norfolk Retirement Community, Inc.
1,005	6.13%, 01/01/2035	1,008
	Washington County, VA, Industrial DA Hospital
1,750	7.75%, 07/01/2038	2,050
		3,058
	Washington - 3.0%
	Grant County, WA, Utility Dist #2
3,730	5.00%, 01/01/2022 - 01/01/2023	4,241
	Washington State Health Care Fac Auth
500	4.00%, 11/15/2015	523
1,650	5.00%, 10/01/2042	1,937
	Washington State Health Care Fac Auth, VA Mason Medical
3,600	6.13%, 08/15/2037	3,818
		10,519
	West Virginia - 0.6%
	West Virginia State Hospital FA
2,000	9.13%, 10/01/2041	2,104

	Wisconsin - 2.6%
	Wisconsin Health and Educational Fac, Iowa Health System Obligated Group
1,700	5.00%, 12/01/2028	1,956
	Wisconsin State GO
2,685	5.75%, 05/01/2033	3,124
1,295	6.00%, 05/01/2036	1,518
	Wisconsin State Health and Educational Fac Auth Rev
2,465	5.25%, 08/15/2024	2,598
		9,196
	Total Municipal Bonds
	(Cost $321,064)	$335,962

	Total Long-Term Investments
	(Cost $321,064)	$335,962

Short-Term Investments - 3.6%
	Other Investment Pools and Funds - 3.6%
12,595	JP Morgan Tax Free Money Market Fund	$12,595

	Total Short-Term Investments
	(Cost $12,595)	$12,595

Total Investments
(Cost $333,659) ▲	98 .9%	$348,557
Other Assets and Liabilities	1 .1%	3,904
Total Net Assets	100 .0%	$352,461

4

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $333,659 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,400
Unrealized Depreciation	(3,502)
Net Unrealized Appreciation	$14,898

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $3,906, which represents 1.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $7,152 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
AMT	Alternative Minimum Tax
DA	Development Authority
FA	Finance Authority
GO	General Obligation
IDA	Industrial Development Authority
ISD	Independent School District
PA	Port Authority
Rev	Revenue
USD	United School District
VA	Veterans Administration

Credit Exposure
as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	5.8%
Aa/ AA	25.0
A	34.7
Baa/ BBB	10.1
Ba/ BB	3.7
B	3.5
Not Rated	12.5
Non-Debt Securities and Other Short-Term Instruments	3.6
Other Assets and Liabilities	1.1
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

5

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	$335,962	$–	$335,962	$–
Short-Term Investments	12,595	12,595	–	–
Total	$348,557	$12,595	$335,962	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

The Hartford Quality Bond Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 28.5%
Finance and Insurance - 27.8%
	Captive Auto Finance - 4.1%
	Ally Automotive Receivables Trust
$60	3.38%, 09/15/2017 ■	$61
	Ally Master Owner Trust
250	1.72%, 07/15/2019	251
	American Credit Acceptance Receivables
74	1.64%, 11/15/2016 ■	74
	AmeriCredit Automobile Receivables Trust
28	2.76%, 05/09/2016 ‡	28
250	3.38%, 04/09/2018 ‡	258
250	4.98%, 01/08/2018 ‡	256
	Santander Drive Automotive Receivables Trust
41	2.90%, 05/16/2016 ‡	41
100	3.82%, 08/15/2017 ‡	102
		1,071
	Captive Retail Finance - 0.4%
	Springleaf Funding Trust
110	2.41%, 12/15/2022 ■	110

	Credit Card Issuing - 0.6%
	Cabela's Master Credit Card Trust
170	0.60%, 07/15/2022 Δ	170

	Other Financial Investment Activities - 2.9%
	Carlyle Global Market Strategies
250	1.76%, 04/17/2025 ■‡Δ	250
	ING Investment Management CLO Ltd.
250	1.69%, 01/18/2026 ■‡Δ	250
	Magnetite CLO Ltd.
250	2.23%, 07/25/2026 ■Δ	250
		750
	Real Estate Credit (Mortgage Banking) - 18.8%
	Asset Backed Securities Corp Home Equity
212	0.66%, 08/25/2034 ‡Δ	201
	Carfinance Capital Automotive Trust
30	1.65%, 07/17/2017 ■‡	30
	Connecticut Avenue Securities Series
200	2.75%, 07/25/2024 Δ	196
50	2.76%, 05/25/2024 Δ	48
100	5.41%, 10/25/2023 Δ	116
	First Horizon Mortgage Pass-Through Trust
252	2.53%, 08/25/2037 Δ	210
	First Investors Automotive Owner Trust
150	2.47%, 05/15/2018 ■	152
	FREMF Mortgage Trust
153	3.61%, 11/25/2046 ■‡Δ	156
165	4.22%, 06/25/2047 ■‡Δ	168
200	4.69%, 10/25/2030 ■‡Δ	213
	Greenwich Capital Commercial Funding Corp.
241	5.44%, 03/10/2039 ‡Δ	261
	GS Mortgage Securities Trust
230	3.38%, 05/10/2045 ‡	237
	GSR Mortgage Loan Trust
210	2.54%, 04/25/2036 Δ	180
	IndyMac Index Mortgage Loan Trust
104	2.79%, 06/25/2036 ‡Δ	80
80	5.06%, 08/25/2036 ‡Δ	79
	LB-UBS Commercial Mortgage Trust
90	5.37%, 09/15/2039 ‡Δ	97
	Morgan Stanley Dean Witter Capital I
88	1.69%, 03/25/2033 ‡Δ	85
	Morgan Stanley Re-Remic Trust
392	6.00%, 08/15/2045 ■‡Δ	429
	MortgageIT Trust
237	0.47%, 02/25/2035 ‡Δ	232
	Residential Accredit Loans, Inc.
259	3.57%, 09/25/2035 ‡Δ	218
	Residential Funding Mortgage Securities
186	2.94%, 09/25/2035 ‡Δ	173
266	3.22%, 02/25/2036 ‡Δ	238
187	5.75%, 01/25/2036 ‡	156
	Sequoia Mortgage Trust
115	0.39%, 02/20/2035 ‡Δ	110
	Springleaf Mortgage Loan Trust
200	2.31%, 06/25/2058 ■	196
155	3.52%, 12/25/2065 ■	158
	Washington Mutual Mortgage Pass-Through
45	0.32%, 02/25/2037 ‡Δ	32
228	5.50%, 03/25/2035	223
	Wells Fargo Mortgage Backed Securities Trust
226	2.62%, 10/25/2036 ‡Δ	213
		4,887
	Whole Loan Residential - 1.0%
	Dryden Senior Loan Fund
250	1.71%, 07/15/2026 ■Δ	250

		7,238
Transportation Equipment Manufacturing - 0.7%
	Other Transportation Equipment Manufacturing - 0.7%
	TAL Advantage LLC
193	2.83%, 02/22/2038 ■	191

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $7,305)	$7,429

Municipal Bonds - 0.5%
	Utilities - Combined - 0.5%
	Utility Debt Securitization Auth, New York
$110	3.44%, 12/15/2025 ‡	$113

	Total Municipal Bonds
	(Cost $110)	$113

U.S. Government Agencies - 74.1%
	FHLMC - 12.4%
$3,700	1.67%, 08/25/2040 ►	$268
695	1.71%, 07/25/2041 ►	83
2,250	1.81%, 11/25/2040 ►	270
200	3.00%, 08/15/2029 ☼	206
710	3.50%, 08/15/2043 ☼	722
670	4.00%, 08/15/2043 ☼	703

1

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. Government Agencies - 74.1% - (continued)
	FHLMC - 12.4% - (continued)
$500	4.50%, 08/15/2044 - 09/15/2044 ☼	$537
400	5.00%, 08/15/2043 ☼	440
		3,229
	FNMA - 47.9%
5	2.29%, 10/01/2022 ‡	5
260	2.48%, 08/01/2022 ‡	257
400	2.50%, 08/15/2029 - 09/15/2029 ☼	402
486	2.71%, 12/01/2027 ‡	464
25	2.76%, 05/01/2021 ‡	25
5	2.78%, 04/01/2022 ‡	5
366	2.95%, 01/01/2028 ‡	356
5	2.98%, 01/01/2022 ‡	5
3,465	3.00%, 08/15/2044 ☼	3,396
5	3.20%, 04/01/2022 ‡	5
25	3.21%, 05/01/2023 ‡	26
15	3.34%, 04/01/2024 ‡	15
5	3.45%, 01/01/2024 ‡	5
5	3.47%, 01/01/2024 ‡	5
2,700	3.50%, 08/15/2029 - 08/15/2044 ☼	2,757
250	3.54%, 02/01/2024 ‡	262
15	3.67%, 08/01/2023 ‡	16
5	3.76%, 03/01/2024 ‡	5
5	3.86%, 12/01/2025 ‡	5
15	3.87%, 10/01/2025 ‡	16
15	3.89%, 05/01/2030 ‡	16
15	3.93%, 10/01/2023 ‡	16
5	3.96%, 05/01/2034 ‡	5
10	3.97%, 05/01/2029 ‡	11
2,943	4.00%, 08/15/2029 - 08/15/2044 ‡☼	3,097
10	4.06%, 10/01/2028 ‡	10
802	4.50%, 08/01/2041 - 09/15/2044 ‡☼	865
400	5.00%, 08/15/2044 - 09/15/2044 ☼	441
		12,493
	GNMA - 13.8%
1,100	3.50%, 08/15/2044 ☼	1,134
1,225	4.50%, 09/20/2041 - 08/15/2044 ‡☼	1,331
100	5.50%, 08/15/2044 ☼	111
898	6.00%, 07/15/2037 - 09/15/2040 ‡	1,009
		3,585
	Total U.S. Government Agencies
	(Cost $19,347)	$19,307

U.S. Government Securities - 2.8%
U.S. Treasury Securities - 2.8%
	U.S. Treasury Notes - 2.8%
$700	0.63%, 01/15/2024 ◄‡	$737

	Total U.S. Government Securities
	(Cost $719)	$737

	Total Long-Term Investments
	(Cost $27,481)	$27,586
Short-Term Investments - 52.6%
Repurchase Agreements - 52.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $1,701, collateralized by GNMA 4.00%, 2044, value of $1,735)
$1,701	0.08%, 7/31/2014	$1,701
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $663,
collateralized by FHLMC 2.00% - 3.50%, 2023 -
2043, FNMA 2.00% - 4.50%, 2026 - 2042,
	GNMA 3.00%, 2043, value of $676)
663	0.08%, 7/31/2014	663
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$1,422, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $1,451)
1,422	0.07%, 7/31/2014	1,422
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $1,907, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $1,945)
1,907	0.06%, 7/31/2014	1,907
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,413, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury Note
	0.75% - 3.38%, 2018 - 2023, value of $1,441)
1,413	0.06%, 7/31/2014‡	1,413
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,748, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $1,783)
1,748	0.09%, 7/31/2014‡	1,748
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,041, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury Note
	0.25% - 4.25%, 2015 - 2018, value of $1,062)
1,041	0.07%, 7/31/2014	1,041
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$3,765, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2043, FNMA 2.50% - 5.00%, 2025 -
2044, U.S. Treasury Note 0.50%, 2016, value of
	$3,840)
3,765	0.08%, 7/31/2014‡	3,765

2

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 52.6% - (continued)
Repurchase Agreements - 52.6% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $39, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $40)
39	0.07%, 7/31/2014		39
			13,699
	Total Short-Term Investments
	(Cost $13,699)		$13,699

	Total Investments
	(Cost $41,180) ▲	158.5%	$41,285
	Other Assets and Liabilities	(58.5)%	(15,237)
	Total Net Assets	100.0%	$26,048

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $41,182 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$220
Unrealized Depreciation	(117)
Net Unrealized Appreciation	$103

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

►	Securities disclosed are interest-only strips.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $2,938, which represents 11.3% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $15,409 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
Futures contracts	$40	$–
Total	$40	$–

3

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 10-Year Note Future	8	09/19/2014	$997	$997	$–	$–	$3	$(4)
U.S. Treasury 2-Year Note Future	1	09/30/2014	219	219	–	–	–	–
U.S. Treasury 30-Year Bond Future	2	09/19/2014	276	275	–	(1)	–	–
U.S. Treasury 5-Year Note Future	2	09/30/2014	239	238	–	(1)	–	–
U.S. Treasury CME Ultra Long Term Bond Future	8	09/19/2014	1,192	1,207	15	–	1	–
Total					$15	$(2)	$4	$(4)

* The number of contracts does not omit 000's.

Securities Sold Short Outstanding at July 31, 2014

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 3.00%	$1,300	08/15/2043	$1,273	$–
FNMA, 3.00%	200	08/15/2029	206	1
FNMA, 3.50%	200	08/15/2029	211	–
GNMA, 3.00%	400	08/15/2044	401	–
GNMA, 4.00%	300	08/15/2044	318	1
GNMA, 4.50%	600	08/15/2044	650	1
GNMA, 5.00%	100	08/15/2044	110	–
Total			$3,169	$3

At July 31, 2014, the aggregate market value of these securities represents 12.2% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

4

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Credit Exposure
as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	82.1%
Aa/ AA	9.0
A	2.6
Baa/ BBB	2.7
B	0.6
Caa/ CCC or Lower	5.8
Not Rated	3.1
Non-Debt Securities and Other Short-Term Instruments	52.6
Other Assets and Liabilities	(58.5)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

5

The Hartford Quality Bond Fund

Investment Valuation Hierarchy Level Summary

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$7,429	$–	$6,487	$942
Municipal Bonds	113	–	113	–
U.S. Government Agencies	19,307	–	19,307	–
U.S. Government Securities	737	–	737	–
Short-Term Investments	13,699	–	13,699	–
Total	$41,285	$–	$40,343	$942
Futures *	$15	$15	$–	$–
Total	$15	$15	$–	$–
Liabilities:
Securities Sold Short	$3,169	$–	$3,169	$–
Total	$3,169	$–	$3,169	$–
Futures *	$2	$2	$–	$–
Total	$2	$2	$–	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$621	$1	$26	*	$2	$314	$(22)	$—	$—	$942
Total	$621	$1	$26		$2	$314	$(22)	$—	$—	$942

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $26.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

Hartford Real Total Return Fund
Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 49.4%
	Automobiles and Components - 2.5%
1	Aisin Seiki Co., Ltd.	$35
1	Daihatsu Motor Co., Ltd.	23
3	Dana Holding Corp.	76
5	Fiat S.p.A.	52
2	Fuji Heavy Industries Ltd.	51
2	Goodyear (The) Tire & Rubber Co.	48
14	Hi-Lex Corp.	380
9	Isuzu Motors Ltd.	63
24	Nissin Kogyo Co., Ltd.	437
11	Suzuki Motor Corp.	383
20	Tachi-S Co., Ltd.	329
—	Tesla Motors, Inc. ●	81
16	Tokai Rika Co., Ltd.	328
12	Toyota Industries Corp.	564
		2,850
	Banks - 5.8%
750	Alpha Bank A.E. ●	600
25	BNP Paribas	1,633
675	Eurobank Ergasias S.A. ●	303
123	Mitsubishi UFJ Financial Group, Inc.	723
—	Ocwen Financial Corp. ●	6
321	Piraeus Bank S.A. ●	674
83	San-In Godo Bank Ltd.	592
40	Shizuoka Bank Ltd.	435
31	Societe Generale Class A	1,543
2	Sumitomo Mitsui Financial Group, Inc.	69
		6,578
	Capital Goods - 4.4%
1	Aerovironment, Inc. ●	26
2	Amada Co., Ltd.	22
107	Capstone Turbine Corp. ●	148
1	Caterpillar, Inc.	75
2	Curtis-Wright Corp.	116
3	Doosan Corp.	379
4	Ellaktor S.A.	20
3	Enphase Energy, Inc. ●	29
1	Esterline Technologies Corp. ●	98
1	Flowserve Corp.	66
26	Fuji Machine Manufacturing Co.	227
1	General Dynamics Corp.	97
6	HD Supply Holdings, Inc. ●	155
1	Illinois Tool Works, Inc.	96
15	Inaba Denki Sangyo Co.	496
3	Itochu Corp.	44
48	Kinden Corp.	535
19	Kuroda Electric Co., Ltd.	309
1	Moog, Inc. Class A ●	43
1	Northrop Grumman Corp.	129
6	Obara Group, Inc.	268
8	Owens Corning, Inc.	272
3	Polypore International, Inc. ●	113
—	Rockwell Automation, Inc.	54
1	Solarcity Corp. ●	77
16	Taikisha Ltd.	371
9	Toshiba Machine Co., Ltd.	39
96	Yamazen Corp.	758
		5,062
	Commercial and Professional Services - 1.1%
10	AEON Delight Co., Ltd.	248
12	Enernoc, Inc. ●	212
34	Heidrick & Struggles International, Inc.	629
2	Korn/Ferry International ●	69
1	Robert Half International, Inc.	64
		1,222
	Consumer Durables and Apparel - 3.3%
15	Alpine Electronics, Inc.	234
1	Deckers Outdoor Corp. ●	84
1	Garmin Ltd.	58
1	G-III Apparel Group Ltd. ●	55
1	Harman International Industries, Inc.	80
2	Iconix Brand Group, Inc. ●	75
5	Kate Spade & Co. ●	188
1	Michael Kors Holdings Ltd. ●	85
131	PanaHome Corp.	971
7	Pulte Group, Inc.	121
11	Sankyo Co., Ltd.	410
9	Sega Sammy Holdings, Inc.	173
44	Sekisui House Ltd.	581
1	Skechers USA, Inc. Class A ●	67
1	Tempur Sealy International, Inc. ●	55
1	Under Armour, Inc. Class A ●	93
19	Yondoshi Holdings, Inc.	411
		3,741
	Consumer Services - 1.1%
7	Boyd Gaming Corp. ●	79
1	Buffalo Wild Wings, Inc. ●	87
2	DeVry Education Group, Inc.	75
1	Domino's Pizza, Inc.	81
11	H.I.S. Co., Ltd.	352
1	Jack in the Box, Inc.	72
1	Marriott Vacations Worldwide Corp. ●	58
3	Opap S.A.	44
2	Outerwall, Inc. ●	117
1	Papa John's International, Inc.	46
2	Sonic Corp. ●	49
1	Starbucks Corp.	55
1	Strayer Education, Inc. ●	31
1	Wyndham Worldwide Corp.	58
—	Wynn Resorts Ltd.	59
1	Yum! Brands, Inc.	35
		1,298
	Diversified Financials - 1.8%
74	Aizawa Securities Co., Ltd.	375
2	Citigroup, Inc.	86
2	Discover Financial Services	97
4	E*Trade Financial Corp. ●	91
75	Hellenic Exchanges - Athens Stock Exchange S.A.	738
1	HFF, Inc.	38
21	Kyokuto Securities Co., Ltd.	354
34	Uranium Participation Corp. ●	165
—	Virtus Investment Partners, Inc.	57
		2,001
	Energy - 5.4%
1	Baker Hughes, Inc.	71
2	Basic Energy Services, Inc. ●	51
7	Cameco Corp.	148
1	Carrizo Oil & Gas, Inc. ●	66
18	Cobalt International Energy, Inc. ●	282
3	Comstock Resources, Inc.	68
1	Energen Corp.	55

1

Hartford Real Total Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 49.4% - (continued)
	Energy - 5.4% - (continued)
1	EQT Corp.	$92
11	GS Holdings Corp.	480
51	Japan Petroleum Exploration Co., Ltd.	1,917
47	JX Holdings, Inc.	241
13	K&O Energy Group, Inc.	185
23	Karoon Gas Australia Ltd. ●	77
6	Knightsbridge Tankers Ltd. ADR	67
1	Marathon Petroleum Corp.	89
14	McDermott International, Inc. ●	101
58	Motor Oil Hellas Corinth Refineries S.A.	630
2	Newfield Exploration Co. ●	91
—	Phillips 66	36
3	Pioneer Natural Resources Co.	747
1	Schlumberger Ltd.	72
1	Stone Energy Corp. ●	33
3	Superior Energy Services, Inc.	100
14	Trican Well Service Ltd.	203
25	Tsakos Energy Navigation Ltd.	175
1	Valero Energy Corp.	36
2	YPF Sociedad Anonima ADR	69
		6,182
	Food and Staples Retailing - 0.4%
1	CVS Caremark Corp.	82
8	Kato Sangyo Co., Ltd.	174
1	Tsuruha Holdings, Inc.	55
2	Walgreen Co.	122
		433
	Food, Beverage and Tobacco - 0.6%
6	Altria Group, Inc.	228
2	Archer-Daniels-Midland Co.	103
1	Asahi Group Holdings Ltd.	37
1	Cal-Maine Foods, Inc.	44
1	Japan Tobacco, Inc.	46
1	Keurig Green Mountain, Inc.	83
2	Kirin Brewery Co., Ltd.	33
1	Mead Johnson Nutrition Co.	97
1	Monster Beverage Corp. ●	55
		726
	Health Care Equipment and Services - 0.8%
1	Becton, Dickinson & Co.	80
6	Boston Scientific Corp. ●	79
196	CareView Communications, Inc. ●†	115
1	LifePoint Hospitals, Inc. ●	94
1	Medtronic, Inc.	56
10	Paramount Bed Holdings Co., Ltd.	285
1	Sirona Dental Systems, Inc. ●	79
1	St. Jude Medical, Inc.	67
1	Wellpoint, Inc.	95
		950
	Insurance - 0.3%
1	American International Group, Inc.	69
1	Aon plc	100
1	Assurant, Inc.	65
2	Sony Financial Holdings, Inc.	35
2	Tokio Marine Holdings, Inc.	69
		338
	Materials - 3.3%
1,185	AMVIG Holdings Ltd.	445
1	Berry Plastics Group, Inc. ●	20
46	China National Building Material Co., Ltd.	46
32	Fortescue Metals Group Ltd.	145
1	Lotte Chemical Corp.	149
6	Louisiana-Pacific Corp. ●	79
—	Martin Marietta Materials, Inc.	61
15	Maruichi Steel Tube Ltd.	412
2	Methanex Corp. ADR	144
112	Mitsui Chemicals, Inc.	302
24	Neturen Co., Ltd.	181
10	Norbord, Inc.	202
—	PPG Industries, Inc.	54
31	Tenma Corp.	484
19	Tokyo Ohka Kogyo Co., Ltd.	456
1	Vulcan Materials Co.	85
2	Wacker Chemie AG	186
11	Yamato Kogyo Co.	371
		3,822
	Media - 1.1%
2	DirecTV ●	150
—	DISH Network Corp. ●	2
12	Pandora Media, Inc. ●	302
1	Time Warner, Inc.	85
1	Tribune Media Co. - Class A ●	55
—	Tribune Publishing Co. ●	4
29	TV Asahi Holdings Corp.	506
1	Walt Disney Co.	114
		1,218
	Pharmaceuticals, Biotechnology and Life Sciences - 2.3%
1	Actavis plc ●	320
2	Akorn, Inc. ●	56
1	Alexion Pharmaceuticals, Inc. ●	96
23	Arena Pharmaceuticals, Inc. ●	106
—	Biogen Idec, Inc. ●	90
4	Bristol-Myers Squibb Co.	185
2	Eli Lilly & Co.	151
1	Ligand Pharmaceuticals, Inc. Class B ●	61
1	Medivation, Inc. ●	52
3	Merck & Co., Inc.	170
2	Mylan, Inc. ●	89
2	Ono Pharmaceutical Co., Ltd.	164
7	Portola Pharmaceuticals, Inc. ●	178
—	Regeneron Pharmaceuticals, Inc. ●	58
1	Salix Pharmaceuticals Ltd. ●	136
97	TherapeuticsMD, Inc. ●	448
1	Thermo Fisher Scientific, Inc.	82
2	Vertex Pharmaceuticals, Inc. ●	162
		2,604
	Real Estate - 2.2%
1	American Tower Corp. REIT	100
2	CBRE Group, Inc. ●	75
—	Daito Trust Construction Co., Ltd.	50
—	Essex Property Trust, Inc. REIT	62
143	EuroBank Properties REIT	1,812
3	General Growth Properties, Inc. REIT	59
—	GLP J-REIT	56
4	Realogy Holdings Corp. ●	155
1	SL Green Realty Corp. REIT	59
2	Weyerhaeuser Co. REIT	58
		2,486
	Retailing - 1.9%
1	Advance Automotive Parts, Inc.	66

2

Hartford Real Total Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 49.4% - (continued)
	Retailing - 1.9% - (continued)
20	Doshisha Co., Ltd.	$374
1	Expedia, Inc.	83
3	GameStop Corp. Class A	110
72	Groupon, Inc. ●	466
5	Joyful Honda Co., Ltd.	185
—	Netflix, Inc. ●	53
14	Office Depot, Inc. ●	72
1	O'Reilly Automotive, Inc. ●	79
15	Pal Co., Ltd.	427
—	Priceline (The) Group, Inc. ●	87
—	Shimamura Co., Ltd.	42
3	Tuesday Morning Corp. ●	55
—	Vipshop Holdings Ltd. ●	31
		2,130
	Semiconductors and Semiconductor Equipment - 1.5%
1	First Solar, Inc. ●	56
666	GCL-Poly Energy Holdings Ltd.	215
27	GT Advanced Technologies, Inc. ●	368
10	Micron Technology, Inc. ●	304
1	Skyworks Solutions, Inc.	37
35	Sumco Corp.	327
18	SunEdison, Inc. ●	366
1	SunPower Corp. ●	36
		1,709
	Software and Services - 3.0%
5	Activision Blizzard, Inc.	110
4	Akamai Technologies, Inc. ●	242
15	Angie's List, Inc. ●	121
9	AOL, Inc. ●	363
1	Autodesk, Inc. ●	77
1	Bitauto Holdings Ltd. ●	33
4	Ellie Mae, Inc. ●	118
1	Facebook, Inc. ●	97
2	Fortinet, Inc. ●	39
2	Global Payments, Inc.	110
9	Glu Mobile, Inc. ●	52
—	Google, Inc. Class A ●	151
2	IAC/InterActiveCorp.	119
5	Microsoft Corp.	225
36	Monster Worldwide, Inc. ●	234
36	NSD Co., Ltd.	494
11	OBIC Co., Ltd.	383
20	Optimal Payments plc ●	154
2	Oracle Corp.	68
1	Solera Holdings, Inc.	57
7	UbiSoft Entertainment S.A. ●	110
4	WELLNET Corp.	74
		3,431
	Technology Hardware and Equipment - 3.4%
32	Amano Corp.	371
3	Apple, Inc.	274
1	Canon, Inc.	42
1	F5 Networks, Inc. ●	56
15	Hitachi High-Technologies Co.	392
43	Japan Digital Laboratory Co., Ltd.	767
6	Kyocera Corp.	269
16	Melco Holdings, Inc.	345
41	Nichicon Corp.	317
14	Nippon Ceramic Co., Ltd.	230
114	ParkerVision, Inc. ●	142
1	Qualcomm, Inc.	97
1	Seagate Technology plc	58
28	Star Micronics Co., Ltd.	387
3	Super Micro Computer, Inc. ●	79
1	Western Digital Corp.	60
		3,886
	Telecommunication Services - 0.3%
14	Gogo, Inc. ●	219
1	Nippon Telegraph & Telephone Corp.	93
		312
	Transportation - 2.2%
3	CSX Corp.	79
217	Daiichi Chuo Kisen Kaisha ●	189
1	FedEx Corp.	113
1	Genesee & Wyoming, Inc. Class A ●	55
1	Hub Group, Inc. ●	64
1	Japan Airlines Co., Ltd.	35
5	JetBlue Airways Corp. ●	57
22	Mitsui O.S.K. Lines Ltd.	81
18	Nippon Yusen	53
1	Old Dominion Freight Line, Inc. ●	59
635	Pacific Basin Ship	382
24	Paragon Shipping, Inc. ●	117
57	Precious Shipping Public Co., Ltd.	42
47	Safe Bulkers, Inc.	341
2	Saia, Inc. ●	84
36	Scorpio Bulkers, Inc. ●	278
1	Spirit Airlines, Inc. ●	39
8	Star Bulk Carriers Corp. ●	80
28	Ultrapetrol Bahamas Ltd. ●	93
3	United Continental Holdings, Inc. ●	156
5	UTI Worldwide, Inc. ●	51
2	XPO Logistics, Inc. ●	60
		2,508
	Utilities - 0.7%
10	Southern Co. Θ	454
56	Tokyo Gas Co., Ltd.	320
		774
	Total Common Stocks
	( Cost $55,236)	$56,261

Warrants - 0.6%
	Banks - 0.4%
197	Alpha Bank A.E.	$402

	Materials - 0.2%
232	Oriental Union Chemical Corp. ⌂	233

	Total Warrants
	(Cost $710)	$635

3

Hartford Real Total Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Exchange Traded Funds - 2.3%
		Other Investment Pools and Funds - 2.3%
	16	iShares MSCI Japan ETF	$190
	98	Powershares DB Commodity Index Tracking Fund	2,473

		Total Exchange Traded Funds
		(Cost $2,725)	$2,663

Corporate Bonds - 7.3%
		Computer and Electronic Product Manufacturing - 1.2%
		SunEdison, Inc.
	$352	0.25%, 01/15/2020 ■β	$354
	328	2.00%, 10/01/2018 ■	506
	328	2.75%, 01/01/2021 ■	513
			1,373
		Health Care and Social Assistance - 0.7%
		HomeVi SAS
EUR	580	6.88%, 08/15/2021 ■☼	777

		Information - 1.7%
		Altice Financing S.A.
	936	7.88%, 12/15/2019 ■╦	1,010
		Digicel Group Ltd.
	898	7.13%, 04/01/2022 ■	911
			1,921
		Motor Vehicle and Parts Manufacturing - 2.4%
		Chrysler Group LLC
	1,580	8.00%, 06/15/2019	1,682
		General Motors Financial Co., Inc.
	1,000	4.75%, 08/15/2017 ‡	1,049
			2,731
		Petroleum and Coal Products Manufacturing - 1.0%
		Cobalt International Energy, Inc.
	1,192	3.13%, 05/15/2024 β	1,172

		Real Estate, Rental and Leasing - 0.3%
		Kennedy-Wilson, Inc.
	255	8.75%, 04/01/2019	273

		Total Corporate Bonds
		(Cost $7,926)	$8,247

Foreign Government Obligations - 19.8%
		Brazil - 0.8%
		Brazil (Federative Republic of)
BRL	1,965	6.00%, 08/15/2022 ◄	872

		Germany - 7.2%
		Germany (Federal Republic of)
EUR	5,405	1.75%, 04/15/2020 ◄	8,206

		Greece - 4.2%
		Greece (Republic of)
EUR	4,465	2.00%, 02/24/2023 - 02/24/2025 §	4,816

		Mexico - 7.6%
		Mexico (United Mexican States)
MXN	95,802	4.50%, 11/22/2035 ◄	8,655

		Total Foreign Government Obligations
		(Cost $21,947)	$22,549

U.S. Government Securities - 6.6%
U.S. Treasury Securities - 6.6%
		U.S. Treasury Bonds - 6.6%
	$7,925	0.63%, 02/15/2043 □◄	$7,531

		Total U.S. Government Securities
		(Cost $6,476)	$7,531

		Total Long-Term Investments Excluding Purchased Options
		(Cost $95,020)	$97,886

Short-Term Investments - 9.8%
Repurchase Agreements - 9.8%
		Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $1,392, collateralized by GNMA 4.00%, 2044, value of $1,420)
	$1,392	0.08%, 7/31/2014	$1,392
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $542,
collateralized by FHLMC 2.00% - 3.50%, 2023 -
2043, FNMA 2.00% - 4.50%, 2026 - 2042,
		GNMA 3.00%, 2043, value of $553)
	542	0.08%, 7/31/2014	542
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$1,164, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
		value of $1,187)
	1,164	0.07%, 7/31/2014	1,164
		Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $1,560, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $1,591)
	1,560	0.06%, 7/31/2014	1,560
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,156, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.75% - 3.38%, 2018 - 2023, value of
		$1,179)
	1,156	0.06%, 7/31/2014	1,156
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,430, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note2.63%, 2020,
		value of $1,459)
	1,430	0.09%, 7/31/2014	1,430

4

Hartford Real Total Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Short-Term Investments - 9.8% - (continued)
Repurchase Agreements - 9.8% - (continued)
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $852, collateralized by U.S. Treasury
Bond 4.38%, 2040, U.S. Treasury Note 0.25% -
	4.25%, 2015 - 2018, value of $869)
852	0.07%, 7/31/2014	852
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$3,081, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $3,142)
$3,081	0.08%, 7/31/2014	$3,081
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $32, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $33)
32	0.07%, 7/31/2014	32
		11,209
	Total Short-Term Investments
	(Cost $11,209)	$11,209

Total Investments Excluding Purchased Options
(Cost $106,229)	95.8%	$109,095
Total Purchased Options
(Cost $508)	0.4%	435
Total Investments
(Cost $106,737) ▲	96.2%	$109,530
Other Assets and Liabilities	3.8%	4,387
Total Net Assets	100.0%	$113,917

5

Hartford Real Total Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $106,737 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,011
Unrealized Depreciation	(3,218)
Net Unrealized Appreciation	$2,793

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2014, the aggregate value of these securities was $115, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $4,071, which represents 3.6% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $4,816, which represents 4.2% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
01/2014 - 03/2014	232	Oriental Union Chemical Corp. Warrants	$237

At July 31, 2014, the aggregate value of these securities was $233, which represents 0.2% of total net assets.

β	Convertible security.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $777 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts. Securities valued at $26, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with OTC swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

Θ	This security, or a portion of this security, is designated to cover open OTC options contracts at July 31, 2014.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at July 31, 2014.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
Exchange traded options contracts	$4,058	$–
OTC swaps contracts	10	–
Centrally cleared swaps contracts	133	–
Total	$4,201	$–

6

Hartford Real Total Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

OTC Option Contracts Outstanding at July 31, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/ Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Call option contracts
HollyFrontier Corp. Option	CSI	EQ	52.50 USD	09/19/14	USD	5,272	$2	$6	$(4)
Hyundai Motor Option	GSC	EQ	268,525.00 KRW	08/25/14	KRW	1,192	1	7	(6)
JSR Corp. Option	JPM	EQ	1,991.30 JPY	11/01/14	JPY	15,327	3	3	–
Mitsui Chemicals, Inc. Option	GSC	EQ	285.06 JPY	12/09/14	JPY	102,472	9	8	1
Mitsui O.S.K. Lines Ltd. Option	JPM	EQ	406.97 JPY	10/10/14	JPY	70,277	5	12	(7)
Mitsui O.S.K. Lines Ltd. Option	JPM	EQ	284.90 JPY	05/29/15	JPY	99,273	14	16	(2)
Mitsui O.S.K. Lines Ltd. Option	GSC	EQ	435.24 JPY	12/09/14	JPY	67,680	5	10	(5)
Societe Generale S.A. Option	MSC	EQ	41.00 EUR	09/19/14	EUR	21,589	13	36	(23)
Total call option contracts						383,082	$52	$98	$(46)
Put option contracts
AS51 Index Option	MSC	EQ	4,788.10 AUD	01/16/15	AUD	335	$8	$8	$–
ASX 200 Index Option	MSC	EQ	5,229.75 AUD	08/21/14	AUD	198	–	8	(8)
KOSPI 200 Index Option	BNP	EQ	250.24 KRW	08/26/14	KRW	3,921,473	1	7	(6)
KOSPI 200 Index Option	MSC	EQ	247.48 KRW	09/11/14	KRW	4,627,629	1	6	(5)
KOSPI 200 Index Option	MSC	EQ	245.69 KRW	10/08/14	KRW	4,450,151	3	8	(5)
KOSPI 200 Index Option	GSC	EQ	249.46 KRW	10/22/14	KRW	5,182,388	6	8	(2)
Total put option contracts						18,182,174	$19	$45	$(26)
Total purchased option contracts						18,565,256	$71	$143	$(72)
Written option contracts:
Put option contracts
HollyFrontier Corp. Option	CSI	EQ	44.00 USD	09/19/14	USD	5,272	$4	$7	$3
Hyundai Motor Option	GSC	EQ	215,054.00 KRW	08/25/14	KRW	1,192	–	8	8
JSR Corp. Option	JPM	EQ	1,518.80 JPY	08/01/14	JPY	15,327	–	3	3
JSR Corp. Option	JPM	EQ	1,620.40 JPY	11/01/14	JPY	15,327	4	4	–
Mitsui O.S.K. Lines Ltd. Option	JPM	EQ	335.75 JPY	10/10/14	JPY	70,277	3	13	10
Mitsui O.S.K. Lines Ltd. Option	JPM	EQ	231.81 JPY	05/29/15	JPY	99,273	3	15	12
Mitsui O.S.K. Lines Ltd. Option	GSC	EQ	350.37 JPY	12/09/14	JPY	67,680	7	10	3
Societe Generale S.A. Option	MSC	EQ	38.00 EUR	09/19/14	EUR	21,589	52	35	(17)
Total put option contracts						295,937	$73	$95	$22
Total written option contracts						295,937	$73	$95	$22

*	The number of contracts does not omit 000's.
Δ	For purchased options, premiums are paid by the Fund, for written options, premiums are received.

Exchange Traded Option Contracts Outstanding at July 31, 2014

Description	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased option contracts:
Call option contracts
CBOE SPX Volatility Binary Option	EQ	15.00 USD	09/19/14	USD	998	$205	$118	$87
FedEx Corp. Option	EQ	160.00 USD	08/18/14	USD	23	–	1	(1)
FedEx Corp. Option	EQ	165.00 USD	10/20/14	USD	16	1	2	(1)
HollyFrontier Corp. Option	EQ	54.00 USD	09/22/14	USD	100	1	12	(11)
HollyFrontier Corp. Option	EQ	47.50 USD	12/22/14	USD	50	13	8	5
Marathon Petroleum Option	EQ	95.00 USD	01/17/15	USD	27	5	11	(6)
Market Vector Gold Option	EQ	30.00 USD	12/22/14	USD	647	42	54	(12)
McDonald's Corp. Option	EQ	105.00 USD	09/22/14	USD	74	1	11	(10)
S&P 500 Index Option	EQ	2,000.00 USD	08/18/14	USD	12	1	10	(9)
Sector SPDR Healthcare Option	EQ	63.00 USD	12/22/14	USD	385	46	53	(7)
Valero Energy Corp. Option	EQ	55.00 USD	09/22/14	USD	97	6	32	(26)
Valero Energy Corp. Option	EQ	57.50 USD	12/20/14	USD	45	7	10	(3)
Total call option contracts					2,474	$328	$322	$6

7

Hartford Real Total Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Exchange Traded Option Contracts Outstanding at July 31, 2014 - (continued)

Description	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased option contracts: - (continued)
Put option contracts
S&P 500 Index Option	EQ	1,870.00 USD	08/18/14	USD	4	$4	$9	$(5)
S&P 500 Index Option	EQ	1,840.00 USD	09/22/14	USD	11	19	25	(6)
S&P 500 Index Option	EQ	1,870.00 USD	10/18/14	USD	4	13	9	4
Total put option contracts					19	$36	$43	$(7)
Total purchased option contracts					2,493	$364	$365	$(1)
Written option contracts:
Call option contracts
CBOE SPX Volatility Binary Option	EQ	20.00 USD	09/19/14	USD	998	$100	$52	$(48)

Put option contracts
CBOE SPX Volatility Binary Option	EQ	13.00 USD	09/19/14	USD	875	$48	$75	$27
Health Care Sector SPDR Option	EQ	59.00 USD	09/22/14	USD	385	30	25	(5)
HollyFrontier Corp. Option	EQ	47.00 USD	09/22/14	USD	50	9	10	1
HollyFrontier Corp. Option	EQ	39.50 USD	12/22/14	USD	50	4	8	4
Marathon Petroleum Option	EQ	77.50 USD	01/17/15	USD	27	10	11	1
Nextera Energy Option	EQ	95.00 USD	08/18/14	USD	95	18	10	(8)
S&P 500 Index Option	EQ	1,900.00 USD	09/22/14	USD	13	40	25	(15)
Valero Energy Corp. Option	EQ	45.00 USD	12/20/14	USD	45	7	9	2
Total put option contracts					1,540	$166	$173	$7
Total written option contracts					2,538	$266	$225	$(41)

*	The number of contracts does not omit 000's.

Δ	For purchased options, premiums are paid by the Fund, for written options, premiums are received.

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
Australian 10-Year Bond Future	61	09/15/2014	$6,781	$6,853	$72	$–	$–	$(46)
Euro STOXX 50 Future	461	09/19/2014	19,911	19,254	–	(657)	–	(327)
Euro-BUND Future	38	09/08/2014	7,536	7,530	–	(6)	–	(6)
FTSE 100 Index Futures	35	09/19/2014	3,991	3,949	–	(42)	–	(28)
FTSE/JSE Top 40 Future	12	09/18/2014	527	517	–	(10)	15	(32)
FTSE/MIB Index Future	51	09/19/2014	7,474	7,028	–	(446)	–	(106)
Hang Seng Index Future	14	08/28/2014	2,238	2,237	–	(1)	–	(1)
IBEX 35 Index Future	2	08/15/2014	291	287	–	(4)	7	(20)
KOSPI 200 Index Future	40	09/11/2014	5,185	5,286	101	–	–	(25)
MSCI Taiwan Stock Index Future	69	08/28/2014	2,343	2,293	–	(50)	–	(47)
NIKKEI 225 Index Future	44	09/11/2014	6,690	6,694	4	–	8	–
S&P 500 (E-Mini) Future	2	09/19/2014	197	192	–	(5)	6	(13)
S&P/TSX 60 Index Future	3	09/18/2014	482	486	4	–	–	(7)
SGX FTSE China A50 Index Future	37	08/28/2014	272	275	3	–	6	–
Stockholm Stock Exchange Future	20	08/15/2014	398	401	3	–	–	(4)
U.S. Treasury 30-Year Bond Future	122	09/19/2014	16,791	16,764	–	(27)	–	(11)
Total					$187	$(1,248)	$42	$(673)
Short position contracts:
Australian SPI 200 Index Future	22	09/18/2014	$2,753	$2,847	$–	$(94)	$4	$–
CAC 40 10 EURO Future	23	08/15/2014	1,340	1,308	32	–	37	(10)
Canadian Government 10-Year Bond Future	90	09/19/2014	11,196	11,300	–	(104)	8	–
CBOE Volatility Index Futures	14	09/16/2014	200	217	–	(17)	–	(17)
Euro-BOBL Future	57	09/08/2014	9,769	9,798	–	(29)	–	(5)
Euro-BTP Future	1	09/08/2014	167	171	–	(4)	–	–
German Stock Exchange Future	13	09/19/2014	4,190	4,099	91	–	74	–

8

Hartford Real Total Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at July 31, 2014 - (continued)

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset		Asset	Liability
Short position contracts: - (continued)
Japan 10-Year Bond Future	16	09/10/2014	$22,587	$22,697	$–	$(110)	$9	$–
Long Gilt Future	73	09/26/2014	13,533	13,641	–	(108)	37	–
Mexican Stock Exchange Index Future	199	09/19/2014	6,452	6,612	–	(160)	77	–
Russell 2000 Mini Index Future	102	09/19/2014	11,660	11,390	270	–	287	(11)
S&P 400 (E-Mini) Future	5	09/19/2014	710	684	26	–	15	–
SGX S&P CNX NIFTY Future	17	08/28/2014	265	263	2	–	3	–
TDX ISE National-30 Index Future	63	08/29/2014	289	300	–	(11)	8	–
Tokyo Price Index Future	145	09/11/2014	17,359	18,219	–	(860)	–	(21)
U.S. Treasury 10-Year Note Future	138	09/19/2014	17,253	17,196	57	–	6	–
Total					$478	$(1,497)	$565	$(64)
Total futures contracts					$665	$(2,745)	$607	$(737)

* The number of contracts does not omit 000's.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.22	CME	USD	2,921	(5.00)%	06/20/19	$(194)	$(197)	$–	$(3)	$24	$–

(a)	The FCM to the contracts is MSC.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount		Date	Paid	Received	Value ╪	Asset	Liability
JPM	6M CHF LIBOR	0.97% Fixed	CHF	7,320	09/17/24	$–	$–	$(33)	$–	$(33)

OTC Total Return Swap Contracts Outstanding at July 31, 2014

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
BOVESPA Index Future	MSC	BRL	275	BOVESPA	08/13/14	$–	$–	$(2)	$–	$(2)
S&P 500 Consumer Discretionary Sector	DEUT	USD	6,940	1M LIBOR + 0.15%	04/30/15	–	–	91	91	–
S&P 500 Consumer Staples Sector	DEUT	USD	518	1M LIBOR + 0.15%	09/30/14	–	–	17	17	–
S&P 500 High Beta Index †	DEUT	USD	13,644	1M LIBOR + 0.22%	04/30/15	–	–	385	385	–
S&P US Real Estate Select Industry	GSC	USD	6,854	1M LIBOR - 0.90%	01/30/15	1	–	229	228	–
WIG20 Index Future	GSC	PLN	15,846	WIG20	09/19/14	–	–	157	157	–
Total						$1	$–	$877	$878	$(2)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2014, the aggregate market value of these securities was $385, which represents 0.3% of total net assets.

9

Hartford Real Total Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	08/29/2014	BNP	$546	$539	$–	$(7)
AUD	Buy	09/17/2014	BOA	179	177	–	(2)
AUD	Buy	09/17/2014	CBK	288	285	–	(3)
AUD	Buy	08/06/2014	DEUT	8	8	–	–
AUD	Buy	09/17/2014	HSBC	452	449	–	(3)
AUD	Buy	08/29/2014	WEST	14,503	14,314	–	(189)
AUD	Sell	09/17/2014	BOA	1,717	1,711	6	–
AUD	Sell	09/17/2014	CSFB	454	449	5	–
AUD	Sell	08/29/2014	JPM	10,509	10,427	82	–
AUD	Sell	09/17/2014	WEST	2,383	2,366	17	–
BRL	Buy	08/04/2014	MSC	114	112	–	(2)
BRL	Buy	08/04/2014	UBS	2,458	2,410	–	(48)
BRL	Sell	08/04/2014	HSBC	2,325	2,293	32	–
BRL	Sell	09/03/2014	SCB	2,875	2,872	3	–
BRL	Sell	08/04/2014	UBS	234	229	5	–
BRL	Sell	09/03/2014	UBS	118	116	2	–
CAD	Buy	08/01/2014	BCLY	13	13	–	–
CAD	Buy	09/17/2014	BCLY	399	397	–	(2)
CAD	Buy	09/17/2014	GSC	1,291	1,293	2	–
CAD	Buy	09/17/2014	JPM	132	129	–	(3)
CAD	Buy	08/29/2014	RBC	2,021	1,989	–	(32)
CAD	Buy	09/17/2014	RBC	351	344	–	(7)
CAD	Buy	09/17/2014	SCB	147	145	–	(2)
CAD	Sell	09/17/2014	BOA	573	573	–	–
CAD	Sell	09/17/2014	DEUT	349	344	5	–
CAD	Sell	09/17/2014	GSC	418	417	1	–
CAD	Sell	09/17/2014	JPM	1,285	1,293	–	(8)
CAD	Sell	09/17/2014	RBC	258	254	4	–
CHF	Buy	08/29/2014	DEUT	2,017	2,002	–	(15)
CHF	Buy	09/17/2014	GSC	1,281	1,267	–	(14)
CHF	Buy	08/29/2014	NAB	2,017	2,002	–	(15)
CHF	Sell	08/29/2014	CBK	4,132	4,122	10	–
CHF	Sell	08/29/2014	CSFB	8,089	8,029	60	–
CHF	Sell	09/17/2014	JPM	1,288	1,267	21	–
CNY	Buy	09/17/2014	BCLY	489	487	–	(2)
CNY	Sell	09/17/2014	GSC	489	487	2	–
EUR	Buy	08/05/2014	BCLY	7	7	–	–
EUR	Buy	08/29/2014	BCLY	2,007	1,995	–	(12)
EUR	Buy	09/17/2014	BCLY	2,988	2,979	–	(9)
EUR	Buy	09/17/2014	BNP	5,121	5,030	–	(91)
EUR	Buy	09/17/2014	BOA	14,969	14,803	–	(166)
EUR	Buy	09/17/2014	CBK	2,847	2,812	–	(35)
EUR	Buy	09/17/2014	CSFB	1,018	1,000	–	(18)
EUR	Buy	09/17/2014	DEUT	176	173	–	(3)
EUR	Buy	09/17/2014	GSC	5,909	5,810	–	(99)
EUR	Buy	09/17/2014	HSBC	3,026	2,985	–	(41)
EUR	Buy	09/17/2014	JPM	7,340	7,294	–	(46)
EUR	Buy	09/17/2014	MSC	10,934	10,745	–	(189)
EUR	Buy	08/29/2014	NAB	2,007	1,995	–	(12)
EUR	Sell	09/17/2014	BNP	159	157	2	–
EUR	Sell	08/29/2014	BOA	4,133	4,126	7	–
EUR	Sell	09/17/2014	BOA	7,123	7,024	99	–
EUR	Sell	09/17/2014	CBK	28,088	27,707	381	–
EUR	Sell	09/17/2014	DEUT	2,597	2,570	27	–
EUR	Sell	09/17/2014	GSC	9,813	9,746	67	–
EUR	Sell	09/17/2014	HSBC	6,201	6,124	77	–
EUR	Sell	09/17/2014	JPM	647	636	11	–
EUR	Sell	08/29/2014	MSC	8,069	8,023	46	–
EUR	Sell	09/17/2014	MSC	8,579	8,459	120	–

10

Hartford Real Total Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Sell	09/17/2014	NAB	$5,262	$5,239	$23	$–
EUR	Sell	09/17/2014	SSG	2,249	2,229	20	–
EUR	Sell	09/17/2014	TDS	31	31	–	–
EUR	Sell	09/17/2014	UBS	5,300	5,196	104	–
GBP	Buy	09/17/2014	CBK	2	2	–	–
GBP	Buy	09/17/2014	GSC	170	169	–	(1)
GBP	Buy	08/29/2014	JPM	8,070	8,056	–	(14)
GBP	Sell	08/01/2014	CBK	7	7	–	–
GBP	Sell	08/29/2014	CBK	6,034	6,002	32	–
GBP	Sell	09/17/2014	CSFB	2	2	–	–
GBP	Sell	09/17/2014	JPM	168	169	–	(1)
HKD	Buy	09/17/2014	HSBC	5	5	–	–
HKD	Sell	09/17/2014	BCLY	5	5	–	–
IDR	Buy	09/17/2014	BOA	163	168	5	–
IDR	Sell	09/17/2014	SCB	169	168	1	–
INR	Buy	09/17/2014	DEUT	277	273	–	(4)
INR	Buy	09/17/2014	HSBC	167	163	–	(4)
INR	Buy	09/17/2014	JPM	2,496	2,468	–	(28)
INR	Buy	09/17/2014	MSC	8,690	8,522	–	(168)
INR	Buy	09/17/2014	UBS	288	284	–	(4)
INR	Sell	09/17/2014	BCLY	480	478	2	–
INR	Sell	09/17/2014	BOA	412	411	1	–
INR	Sell	09/17/2014	CBK	1,033	1,011	22	–
JPY	Buy	08/29/2014	BNP	6,912	6,911	–	(1)
JPY	Buy	08/01/2014	BOA	227	225	–	(2)
JPY	Buy	08/29/2014	BOA	13,671	13,531	–	(140)
JPY	Buy	09/17/2014	BOA	42	41	–	(1)
JPY	Buy	09/17/2014	CBK	4,130	4,086	–	(44)
JPY	Buy	08/05/2014	DEUT	46	46	–	–
JPY	Buy	09/17/2014	GSC	1,307	1,299	–	(8)
JPY	Buy	08/04/2014	HSBC	68	68	–	–
JPY	Buy	08/29/2014	JPM	8,479	8,413	–	(66)
JPY	Buy	09/17/2014	SSG	83	82	–	(1)
JPY	Buy	09/17/2014	TDS	5	5	–	–
JPY	Sell	09/17/2014	BNP	15,934	15,790	144	–
JPY	Sell	09/17/2014	BOA	16,451	16,303	148	–
JPY	Sell	08/05/2014	DEUT	1	1	–	–
JPY	Sell	08/29/2014	DEUT	13,806	13,689	117	–
JPY	Sell	08/29/2014	JPM	20,257	20,063	194	–
JPY	Sell	09/17/2014	JPM	1,305	1,299	6	–
JPY	Sell	08/29/2014	NAB	2,341	2,328	13	–
JPY	Sell	09/17/2014	NAB	145	143	2	–
KRW	Sell	09/17/2014	BCLY	858	858	–	–
MXN	Buy	09/17/2014	CSFB	1,491	1,467	–	(24)
MXN	Buy	08/29/2014	DEUT	5,227	5,116	–	(111)
MXN	Buy	09/17/2014	DEUT	188	185	–	(3)
MXN	Buy	08/29/2014	MSC	10,120	9,907	–	(213)
MXN	Buy	09/17/2014	RBC	2,555	2,525	–	(30)
MXN	Buy	08/29/2014	SCB	5,157	5,159	2	–
MXN	Sell	08/29/2014	BOA	10,103	9,907	196	–
MXN	Sell	09/17/2014	BOA	339	333	6	–
MXN	Sell	09/17/2014	CBK	380	374	6	–
MXN	Sell	08/29/2014	MSC	7,832	7,702	130	–
MXN	Sell	08/29/2014	RBC	7,833	7,702	131	–
MXN	Sell	09/17/2014	RBC	9,635	9,522	113	–
MXN	Sell	09/17/2014	TDS	2,180	2,151	29	–
PHP	Buy	09/17/2014	JPM	172	173	1	–
PHP	Sell	09/17/2014	MSC	172	173	–	(1)
PLN	Buy	08/29/2014	BCLY	2,611	2,586	–	(25)

11

Hartford Real Total Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
PLN	Buy	08/29/2014	BOA	$1,762	$1,755	$–	$(7)
PLN	Sell	08/29/2014	DEUT	2,180	2,153	27	–
SEK	Buy	09/17/2014	UBS	6	6	–	–
SEK	Sell	09/17/2014	CSFB	6	6	–	–
TRY	Buy	09/17/2014	BOA	107	106	–	(1)
TRY	Sell	09/17/2014	GSC	105	106	–	(1)
TWD	Buy	09/17/2014	BOA	1,614	1,612	–	(2)
TWD	Buy	09/17/2014	CBK	1,406	1,402	–	(4)
TWD	Buy	09/17/2014	DEUT	2,321	2,312	–	(9)
TWD	Sell	09/17/2014	GSC	7,666	7,647	19	–
ZAR	Buy	09/17/2014	BNP	158	158	–	–
ZAR	Buy	09/17/2014	CBK	645	647	2	–
ZAR	Buy	09/17/2014	GSC	1,977	1,960	–	(17)
ZAR	Buy	08/29/2014	UBS	5,301	5,185	–	(116)
ZAR	Sell	08/29/2014	DEUT	5,280	5,185	95	–
ZAR	Sell	09/17/2014	JPM	4,732	4,785	–	(53)
Total						$2,685	$(2,179)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

12

Hartford Real Total Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDS	TD Securities, Inc.
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian New Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
PHP	Philippine Peso
PLN	Polish New Zloty
SEK	Swedish Krona
TRY	Turkish New Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ASX	Australian Securities Exchange
BOVESPA	Brazilian Securities, Commodities and Futures Exchange
CAC	Cotation Assistee en Continu
CBOE	Chicago Board Options Exchange
CDX.NA.HY	Credit Derivatives North American High Yield
CNX	National Stock Exchange of India
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
ISE	International Security Exchange
JSE	Johannesburg Stock Exhange
KOSPI	Korea Composite Stock Price
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
SGX	Singapore Exchange
SPI	Share Price Index
SPX	S&P 500 Stock Index
TDX	db-X In-Target Date Fund
TSX	Toronto Stock Exchange
WIG	Warsaw Stock Exchange

Other Abbreviations:
ADR	American Depositary Receipt
EQ	Equity
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
J-REIT	Japanese Real Estate Investment Trust
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

Credit Exposure
as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	7.2%
Aa/ AA	6.6
A	7.7
Baa/ BBB	0.8
Ba/ BB	0.9
B	7.5
Caa/ CCC or Lower	1.8
Not Rated	1.2
Non-Debt Securities and Other Short-Term Instruments	62.5
Other Assets and Liabilities	3.8
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

13

Hartford Real Total Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$2,850	$205	$2,645	$–
Banks	6,578	6	6,572	–
Capital Goods	5,062	1,594	3,468	–
Commercial and Professional Services	1,222	974	248	–
Consumer Durables and Apparel	3,741	961	2,780	–
Consumer Services	1,298	902	396	–
Diversified Financials	2,001	534	1,467	–
Energy	6,182	3,282	2,900	–
Food and Staples Retailing	433	204	229	–
Food, Beverage and Tobacco	726	610	116	–
Health Care Equipment and Services	950	665	285	–
Insurance	338	234	104	–
Materials	3,822	645	3,177	–
Media	1,218	712	506	–
Pharmaceuticals, Biotechnology and Life Sciences	2,604	2,440	164	–
Real Estate	2,486	2,380	106	–
Retailing	2,130	1,287	843	–
Semiconductors and Semiconductor Equipment	1,709	1,167	542	–
Software and Services	3,431	2,370	1,061	–
Technology Hardware and Equipment	3,886	766	3,120	–
Telecommunication Services	312	219	93	–
Transportation	2,508	1,726	782	–
Utilities	774	454	320	–
Total	56,261	24,337	31,924	–
Corporate Bonds	8,247	–	8,247	–
Exchange Traded Funds	2,663	2,663	–	–
Foreign Government Obligations	22,549	–	22,549	–
U.S. Government Securities	7,531	–	7,531	–
Warrants	635	635	–	–
Short-Term Investments	11,209	–	11,209	–
Purchased Options	435	364	71	–
Total	$109,530	$27,999	$81,531	$–
Foreign Currency Contracts*	$2,685	$–	$2,685	$–
Futures*	665	665	–	–
Swaps - Total Return*	878	–	878	–
Total	$4,228	$665	$3,563	$–
Liabilities:
Written Options	339	266	73	–
Total	$339	$266	$73	$–
Foreign Currency Contracts*	$2,179	$–	$2,179	$–
Futures*	2,745	2,745	–	–
Swaps - Credit Default*	3	–	3	–
Swaps - Interest Rate*	33	–	33	–
Swaps - Total Return*	2	–	2	–
Total	$4,962	$2,745	$2,217	$–

♦	For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

14

The Hartford Short Duration Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 20.9%
Finance and Insurance - 20.5%
	Captive Auto Finance - 3.5%
	Ally Master Owner Trust
$1,280	1.00%, 02/15/2018 ‡	$1,282
3,900	1.43%, 06/17/2019	3,888
2,695	1.54%, 09/15/2019	2,681
	American Credit Acceptance Receivables
1,173	1.45%, 04/16/2018 ■	1,178
	AmeriCredit Automobile Receivables Trust
1,290	1.60%, 07/08/2019	1,284
2,000	2.72%, 09/09/2019	2,052
	CarMax Automotive Owner Trust
395	1.50%, 08/15/2018	398
	Credit Acceptance Automotive Loan Trust
1,650	1.50%, 04/15/2021 ■	1,658
1,380	1.55%, 10/15/2021 ■	1,381
569	2.20%, 09/16/2019 ■	572
	Ford Credit Automotive Lease Trust
560	0.76%, 09/15/2016	561
	Ford Credit Automotive Owner Trust
2,500	2.62%, 10/15/2016	2,543
	Ford Credit Floorplan Master Owner Trust
435	1.40%, 02/15/2019	433
	M&T Bank Automotive Receivables Trust
1,595	1.57%, 01/15/2017 ■	1,611
	Mercedes-Benz Master Owner Trust
1,560	0.79%, 11/15/2017 ■	1,562
	Motor plc
150	1.29%, 02/25/2020 ■	150
	Nissan Automotive Lease Trust
770	0.75%, 06/15/2016	770
	Prestige Automotive Receivables Trust
920	1.52%, 04/15/2020 ■	917
	Santander Drive Automotive Receivables Trust
1,960	3.64%, 05/15/2018	2,038
	SNAAC Automotive Receivables Trust
197	1.14%, 07/16/2018 ■	197
	World Omni Automotive Receivables Trust
1,500	2.33%, 09/15/2016	1,510
		28,666
	Captive Retail Finance - 0.2%
	Springleaf Funding Trust
2,125	2.41%, 12/15/2022 ■	2,120

	Credit Card Issuing - 0.5%
	American Express Credit Account Master Trust
2,072	0.77%, 05/15/2018	2,072
455	0.98%, 05/15/2019	455
	Master Credit Card Trust
1,365	0.78%, 04/21/2017 ■	1,367
		3,894
	Other Financial Investment Activities - 1.8%
	Apidos CLO
2,250	1.33%, 04/15/2025 ■Δ	2,219
1,495	1.71%, 04/17/2026 ■Δ	1,496
	Carlyle Global Market Strategies
870	1.38%, 04/18/2025 ■Δ	860
2,750	2.33%, 07/20/2023 ■Δ	2,750
	ING Investment Management CLO Ltd.
1,455	1.74%, 04/18/2026 ■Δ	1,455
	Magnetite CLO Ltd.
4,680	2.23%, 07/25/2026 ■Δ	4,680
	Neuberger Berman CLO XIV Ltd.
1,470	1.74%, 03/01/2026 ■Δ	1,471
		14,931
	Other Investment Pools and Funds - 0.0%
	New York City Tax Lien
463	1.19%, 11/10/2026 ■	462

	Real Estate Credit (Mortgage Banking) - 13.9%
	Accredited Mortgage Loan Trust
1,151	0.49%, 01/25/2035 ‡Δ	1,130
	Aegis Asset Backed Securities Trust
1,092	1.25%, 09/25/2034 ‡Δ	1,078
	Atrium CDO Corp.
1,860	1.35%, 07/16/2025 ■Δ	1,840
	Babson CLO Ltd.
2,750	1.33%, 04/20/2025 ■Δ	2,714
	Bayview Commercial Asset Trust
4,998	0.00%, 01/25/2037 ■►	—
5,543	3.53%, 09/25/2037 ■►	358
	Bear Stearns Commercial Mortgage Securities, Inc.
1,932	5.41%, 12/11/2040	2,009
	CBA Commercial Small Balance Commercial Mortgage
4,270	0.00%, 01/25/2039 ■►	—
	Cent CLO L.P.
1,500	1.71%, 01/25/2026 ■Δ	1,501
	CFCRE Commercial Mortgage Trust
1,500	3.76%, 04/15/2044 ■	1,557
	Chesapeake Funding LLC
945	0.60%, 01/07/2025 ■Δ	946
	Chrysler Capital Automotive Rec Trust
975	0.91%, 04/16/2018 ■	977
	CIFC Funding Ltd.
2,125	1.38%, 04/16/2025 ■Δ	2,095
2,180	2.37%, 08/14/2024 ■○☼	2,177
	Citigroup Commercial Mortgage Trust
1,573	0.69%, 09/10/2045	1,568
	Citigroup/Deutsche Bank Commercial Mortgage Trust
3,475	5.32%, 12/11/2049	3,757
2,910	5.89%, 11/15/2044	3,211
	Commercial Mortgage Pass-Through Certificates
838	0.67%, 11/15/2045	835
1,149	0.70%, 10/15/2045	1,144
826	0.82%, 08/15/2045	826
1,580	1.30%, 03/10/2047	1,571
1,110	1.34%, 07/10/2045	1,110
2,370	3.16%, 07/10/2046 ■	2,416
	Community or Commercial Mortgage Trust
1,254	1.28%, 08/10/2046	1,254
	Connecticut Avenue Securities Series
6,809	1.10%, 05/25/2024 - 07/25/2024 Δ	6,774

1

The Hartford Short Duration Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 20.9% - (continued)
Finance and Insurance - 20.5% - (continued)
	Real Estate Credit (Mortgage Banking) - 13.9% - (continued)
	Countrywide Asset-Backed Certificates
$1,369	0.78%, 03/25/2035 Δ	$1,367
	Credit Suisse Mortgage Capital Certificates
1,422	5.47%, 09/15/2039	1,524
	DBUBS Mortgage Trust
2,960	1.55%, 01/01/2021 ■►	86
1,345	3.64%, 08/10/2044	1,406
2,373	3.74%, 11/10/2046 ■	2,465
	First Franklin Mortgage Loan Trust
526	0.59%, 05/25/2035 Δ	524
	First Investors Automotive Owner Trust
1,524	1.23%, 03/15/2019 ■	1,530
	Ford Credit Floorplan Master Owner Trust
1,070	0.70%, 06/15/2020 Δ	1,073
	Gramercy Park CLO Ltd.
1,700	2.13%, 07/17/2023 ■Δ	1,700
	Granite Master Issuer plc
3,143	0.24%, 12/20/2054 Δ	3,119
3,024	0.30%, 12/20/2054 Δ	3,002
	GS Mortgage Securities Trust
1,118	0.66%, 11/10/2045	1,113
767	1.21%, 07/10/2046	767
1,500	5.55%, 04/10/2038	1,572
	Hasco HIM Trust
50	0.00%, 12/26/2035 ■●	—
	Hilton USA Trust
1,320	1.15%, 11/05/2030 ■Δ	1,322
	Home Equity Asset Trust
2,196	0.79%, 11/25/2034 Δ	2,181
	JP Morgan Chase Commercial Mortgage Securities Corp.
439	0.71%, 10/15/2045 Δ	440
1,467	1.30%, 01/15/2046	1,476
950	3.36%, 11/13/2044 ■	990
1,936	3.85%, 06/15/2043 ■	1,972
279	4.93%, 09/12/2037	279
2,000	5.41%, 12/15/2044 Δ	2,080
1,745	6.06%, 04/15/2045 Δ	1,868
	Limerock CLO
2,000	1.73%, 04/18/2026 ■Δ	2,002
	Long Beach Asset Holdings Corp.
180	0.00%, 04/25/2046 ■●	—
	Merrill Lynch Mortgage Trust
640	6.03%, 06/12/2050 Δ	641
	Merrill Lynch/Countrywide Commercial Mortgage Trust
122	5.11%, 12/12/2049	122
645	5.38%, 08/12/2048	693
	MMAF Equipment Finance LLC
2,670	1.59%, 02/08/2022 ■	2,653
	Morgan Stanley ABS Capital I
1,395	0.92%, 01/25/2035 Δ	1,372
	Morgan Stanley BAML Trust
530	0.66%, 11/15/2045	528
	Morgan Stanley Capital I
1,312	3.22%, 07/15/2049	1,364
1,500	3.88%, 09/15/2047 ■	1,554
440	4.97%, 04/14/2040	440
2,325	4.99%, 08/13/2042	2,374
	Morgan Stanley Re-Remic Trust
1,869	1.00%, 03/29/2051 ■	1,884
	National Credit Union Administration
414	1.60%, 10/29/2020	416
	Octagon Investment Partners
2,500	1.35%, 07/17/2025 ■Δ	2,466
	OHA Intrepid Leveraged Loan Fund Ltd.
1,174	1.15%, 04/20/2021 ■Δ	1,167
	Renaissance Home Equity Loan Trust
108	0.00%, 04/25/2037 ■●	—
	Residential Asset Securities Corp.
82	0.38%, 01/25/2036 Δ	82
1,335	5.39%, 07/25/2034	1,378
	Silverstone Master Issuer plc
415	1.78%, 01/21/2055 ■Δ	419
	Springleaf Mortgage Loan Trust
612	1.27%, 06/25/2058 ■	610
	Structured Agency Credit Risk Debt Notes
1,328	1.01%, 04/25/2024 Δ	1,319
618	1.15%, 02/25/2024 Δ	615
	Structured Asset Investment Loan Trust
444	0.73%, 04/25/2035 Δ	442
	Structured Asset Securities Corp.
1,085	0.30%, 02/25/2036 Δ	1,070
	UBS Commercial Mortgage Trust
1,018	1.03%, 05/10/2045	1,022
	UBS-Barclays Commercial Mortgage Trust
1,817	0.73%, 08/10/2049	1,803
	Wachovia Bank Commercial Mortgage Trust
850	4.80%, 10/15/2041	850
1,105	4.94%, 04/15/2042	1,116
2,575	5.28%, 12/15/2044 Δ	2,689
1,500	5.48%, 04/15/2047	1,528
	Westlake Automobile Receivables Trust
1,055	1.12%, 07/15/2015 ■	1,057
	WF-RBS Commercial Mortgage Trust
1,885	0.67%, 11/15/2045	1,880
		114,260
	Real Estate Investment Trust (REIT) - 0.4%
	American Tower Trust I
3,000	1.55%, 03/15/2043 ■	2,974

	Whole Loan Residential - 0.2%
	Dryden Senior Loan Fund
1,460	1.62%, 04/18/2026 ■Δ	1,453
		168,760
Real Estate, Rental and Leasing - 0.1%
	Automotive Equipment Rental and Leasing - 0.1%
	ARI Fleet Lease Trust
540	0.45%, 01/15/2021 ■Δ	540

2

The Hartford Short Duration Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 20.9% - (continued)
Transportation Equipment Manufacturing - 0.3%
	Railroad Rolling Stock Manufacturing - 0.3%
	GE Equipment Transportation LLC
$2,500	0.92%, 09/25/2017	$2,505

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $173,534)	$171,805

Corporate Bonds - 52.0%
Arts, Entertainment and Recreation - 1.3%
	Cable and Other Subscription Programming - 1.2%
	Comcast Corp.
$1,000	5.85%, 11/15/2015	$1,067
1,250	5.90%, 03/15/2016	1,354
	DirecTV Holdings LLC
915	1.75%, 01/15/2018	912
2,681	2.40%, 03/15/2017	2,752
	Echostar DBS Corp.
725	7.13%, 02/01/2016	772
	Time Warner Cable, Inc.
2,000	5.85%, 05/01/2017	2,237
	Viacom, Inc.
955	2.20%, 04/01/2019	949
		10,043
	Data Processing, Hosting and Related Services - 0.1%
	Fidelity National Information Services, Inc.
750	1.45%, 06/05/2017	747

		10,790
Beverage and Tobacco Product Manufacturing - 1.4%
	Beverage Manufacturing - 1.2%
	Anheuser-Busch InBev Worldwide, Inc.
3,730	1.38%, 07/15/2017 ‡	3,741
	Constellation Brands, Inc.
1,210	7.25%, 09/01/2016	1,322
	Diageo Capital plc
3,275	1.50%, 05/11/2017 ‡	3,300
	Molson Coors Brewing Co.
311	2.00%, 05/01/2017	315
	Pernod-Ricard S.A.
1,000	2.95%, 01/15/2017 ■	1,035
		9,713
	Tobacco Manufacturing - 0.2%
	Lorillard Tobacco Co.
180	2.30%, 08/21/2017	183
	Reynolds American, Inc.
1,300	1.05%, 10/30/2015	1,300
		1,483
		11,196
Chemical Manufacturing - 0.5%
	Agricultural Chemical Manufacturing - 0.4%
	Monsanto Co.
1,820	2.13%, 07/15/2019	1,812
	Yara International ASA
1,750	5.25%, 12/15/2014 ■	1,779
		3,591
Other Chemical and Preparation Manufacturing - 0.1%
	Ecolab, Inc.
375	1.45%, 12/08/2017	374
		3,965
Computer and Electronic Product Manufacturing - 0.9%
	Communications Equipment Manufacturing - 0.1%
	eAccess Ltd.
500	8.25%, 04/01/2018 ■	534

	Computer and Peripheral Equipment Manufacturing - 0.7%
	Hewlett-Packard Co.
2,000	1.17%, 01/14/2019 Δ	2,016
1,090	2.75%, 01/14/2019	1,109
	SBA Tower Trust
1,300	2.24%, 04/15/2043 ■	1,286
1,310	2.93%, 12/15/2017 ■	1,330
		5,741
	Navigational, Measuring, and Control Instruments - 0.1%
	Thermo Fisher Scientific, Inc.
1,225	1.30%, 02/01/2017	1,224
		7,499
Electrical Equipment, Appliance Manufacturing - 0.3%
	Household Appliance Manufacturing - 0.3%
	Whirlpool Corp.
1,235	1.35%, 03/01/2017	1,232
1,400	2.40%, 03/01/2019	1,398
		2,630
Fabricated Metal Product Manufacturing - 0.2%
	Other Fabricated Metal Product Manufacturing - 0.2%
	Masco Corp.
1,450	4.80%, 06/15/2015	1,495

Finance and Insurance - 30.7%
	Activities Related To Credit Banking - 0.5%
	Total System Services, Inc.
2,075	2.38%, 06/01/2018	2,061
	Western Union Co.
1,250	1.23%, 08/21/2015 Δ	1,257
430	2.38%, 12/10/2015	438
		3,756
	Agencies, Brokerages and Other Insurance - 0.1%
	Marsh & McLennan Cos., Inc.
770	2.55%, 10/15/2018	782

	Captive Auto Finance - 1.0%
	American Honda Finance Corp.
675	1.60%, 02/16/2018 ■	673
	Harley-Davidson Financial Services, Inc.
1,385	1.15%, 09/15/2015 ■	1,391
810	3.88%, 03/15/2016 ■	848
	Hyundai Capital America
2,500	2.13%, 10/02/2017 ■	2,528
	Nissan Motor Acceptance Corp.
2,500	2.35%, 03/04/2019 ■	2,500
		7,940

3

The Hartford Short Duration Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 52.0% - (continued)
Finance and Insurance - 30.7% - (continued)
	Commercial Banking - 4.5%
	Banco Santander Brasil S.A.
$980	4.25%, 01/14/2016 ■	$1,012
	Barclays Bank plc
2,500	6.05%, 12/04/2017 ■	2,814
	BNP Paribas
1,650	2.38%, 09/14/2017	1,682
2,000	2.70%, 08/20/2018	2,038
	Credit Suisse New York
850	1.38%, 05/26/2017	848
2,250	2.30%, 05/28/2019	2,233
	DNB Bank ASA
2,000	3.20%, 04/03/2017 ■	2,094
	HSBC Bank plc
1,775	0.86%, 05/15/2018 ■Δ	1,791
	Huntington National Bank
1,785	2.20%, 04/01/2019	1,777
	ING Bank N.V.
1,500	2.00%, 09/25/2015 ■	1,520
	Intesa Sanpaolo S.p.A.
1,500	3.13%, 01/15/2016	1,539
2,000	3.88%, 01/15/2019	2,075
	Key Bank NA
1,000	1.65%, 02/01/2018	996
2,000	4.95%, 09/15/2015	2,090
	Manufacturers & Traders Trust Co.
2,500	2.25%, 07/25/2019	2,482
1,045	5.59%, 12/28/2020	1,088
	Santander Holdings USA, Inc.
715	3.00%, 09/24/2015	733
738	4.63%, 04/19/2016	782
	Svenska Handelsbanken AB
2,000	2.25%, 06/17/2019	2,000
1,000	3.13%, 07/12/2016	1,044
	Swedbank AB
1,800	1.75%, 03/12/2018 ■	1,795
	Union Bank NA
2,000	5.95%, 05/11/2016	2,174
		36,607
	Depository Credit Banking - 7.6%
	Bank of America Corp.
2,200	1.30%, 03/22/2018 Δ	2,235
4,375	2.00%, 01/11/2018	4,380
2,500	2.65%, 04/01/2019	2,513
2,500	3.63%, 03/17/2016	2,606
	Bank of Montreal
3,000	1.30%, 07/14/2017	2,997
1,500	2.38%, 01/25/2019	1,515
	Bank of New York Mellon Corp.
1,500	1.97%, 06/20/2017 Δ	1,525
1,750	2.20%, 05/15/2019	1,747
	Bank of Nova Scotia
1,000	1.30%, 07/21/2017	997
1,500	1.38%, 12/18/2017	1,489
	BB&T Corp.
2,000	0.89%, 02/01/2019 Δ	2,015
1,245	1.09%, 06/15/2018 ‡Δ	1,267
815	1.60%, 08/15/2017 ‡	819
	Citigroup, Inc.
1,250	1.25%, 01/15/2016	1,257
965	2.50%, 07/29/2019	962
3,000	2.55%, 04/08/2019	3,013
2,479	3.95%, 06/15/2016	2,610
2,000	5.50%, 02/15/2017	2,191
	Fifth Third Bancorp
4,250	2.38%, 04/25/2019	4,278
	HSBC USA, Inc.
3,590	1.63%, 01/16/2018 ‡	3,582
	PNC Bank NA
3,500	2.25%, 07/02/2019	3,504
	Skandinaviska Enskilda Banken AB
1,250	1.75%, 03/19/2018 ■	1,241
1,545	2.38%, 11/20/2018 ■	1,557
	SunTrust Banks, Inc.
1,750	2.50%, 05/01/2019	1,760
	Toronto-Dominion Bank
2,000	1.13%, 05/02/2017	1,992
	U.S. Bancorp
2,250	1.65%, 05/15/2017	2,275
	Wells Fargo & Co.
1,000	1.15%, 06/02/2017	995
2,035	1.50%, 01/16/2018	2,026
1,000	2.10%, 05/08/2017	1,023
2,000	2.13%, 04/22/2019	1,988
		62,359
	Insurance Carriers - 2.2%
	American International Group, Inc.
4,000	2.30%, 07/16/2019	3,975
	CIGNA Corp.
503	2.75%, 11/15/2016	521
	CNA Financial Corp.
2,000	6.50%, 08/15/2016	2,216
	MetLife Global Funding I
1,480	1.50%, 01/10/2018 ■	1,468
	New York Life Global Funding
2,000	2.45%, 07/14/2016 ■	2,063
	Principal Financial Group, Inc.
365	1.85%, 11/15/2017	366
	Principal Life Global Funding II
1,700	1.13%, 02/24/2017 ■	1,691
	Prudential Financial, Inc.
2,000	1.00%, 08/15/2018 Δ	2,010
	QBE Insurance Group Ltd.
390	2.40%, 05/01/2018 ■	388
	Voya Financial, Inc.
2,250	2.90%, 02/15/2018	2,318
	Wellpoint, Inc.
1,000	2.38%, 02/15/2017	1,028
		18,044
	International Trade Financing (Foreign Banks) - 3.0%
	AerCap Ireland Capital Ltd.
1,665	2.75%, 05/15/2017 ■	1,644
	BPCE S.A.
3,500	1.07%, 02/10/2017 ‡Δ	3,534
3,040	2.50%, 12/10/2018 - 07/15/2019	3,043

4

The Hartford Short Duration Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 52.0% - (continued)
Finance and Insurance - 30.7% - (continued)
	International Trade Financing (Foreign Banks) - 3.0% - (continued)
	Corporacion Andina De Fomento
$1,500	3.75%, 01/15/2016	$1,561
	Credit Agricole S.A.
2,500	1.08%, 10/03/2016 ■Δ	2,522
	Royal Bank of Canada
1,500	1.50%, 01/16/2018	1,493
	Royal Bank of Scotland Group plc
2,000	1.88%, 03/31/2017	2,010
	Societe Generale
2,395	2.63%, 10/01/2018	2,441
	Standard Chartered plc
3,570	3.20%, 05/12/2016 ■‡	3,717
	TSMC Global Ltd.
2,800	1.63%, 04/03/2018 ■	2,748
		24,713
	Monetary Authorities - Central Bank - 0.8%
	ABN Amro Bank N.V.
1,500	1.38%, 01/22/2016 ■	1,510
1,429	4.25%, 02/02/2017 ■	1,526
	Deutsche Bank AG London
2,000	1.35%, 05/30/2017	1,993
	Lloyds Bank plc
980	2.30%, 11/27/2018	988
820	4.20%, 03/28/2017	881
		6,898
	Nondepository Credit Banking - 4.1%
	American Express Credit Corp.
3,225	1.13%, 06/05/2017	3,209
	Capital One Bank
2,500	2.30%, 06/05/2019	2,490
	Capital One Financial Corp.
1,190	2.45%, 04/24/2019	1,191
	Caterpillar Financial Services Corp.
3,000	2.10%, 06/09/2019	2,991
	CIT Group, Inc.
2,500	4.25%, 08/15/2017	2,575
1,250	5.00%, 05/15/2017	1,314
	Ford Motor Credit Co. LLC
2,000	1.72%, 12/06/2017	1,993
3,500	2.38%, 01/16/2018	3,553
	General Electric Capital Corp.
3,000	0.94%, 04/02/2018 Δ	3,039
2,000	1.25%, 05/15/2017	2,003
3,000	2.30%, 04/27/2017	3,090
1,250	2.90%, 01/09/2017	1,303
	Navient Corp.
750	3.88%, 09/10/2015	761
	Toyota Motor Credit Corp.
900	1.25%, 10/05/2017	895
1,500	2.00%, 10/24/2018	1,505
2,000	2.13%, 07/18/2019	1,992
		33,904
	Other Financial Investment Activities - 0.8%
	BP Capital Markets plc
1,750	0.86%, 09/26/2018 Δ	1,766
2,250	1.85%, 05/05/2017	2,288
	CNH Capital LLC
1,500	3.88%, 11/01/2015	1,519
	Xstrata Finance Canada Ltd.
1,000	2.85%, 11/10/2014 ■	1,005
		6,578
	Real Estate Credit (Mortgage Banking) - 0.3%
	Abbey National Treasury Services plc
2,300	3.05%, 08/23/2018 ‡	2,388

	Real Estate Investment Trust (REIT) - 1.3%
	Health Care REIT, Inc.
1,010	2.25%, 03/15/2018	1,019
688	3.63%, 03/15/2016	718
	Host Hotels & Resorts L.P.
1,250	6.00%, 11/01/2020	1,363
	Simon Property Group, Inc.
1,965	1.50%, 02/01/2018 ■	1,950
	Ventas Realty L.P.
570	1.25%, 04/17/2017	568
1,750	1.55%, 09/26/2016	1,765
3,000	2.00%, 02/15/2018	3,009
		10,392
	Sales Financing - 0.2%
	Imperial Tobacco Finance plc
2,000	2.05%, 02/11/2018 ■	1,993

	Securities and Commodity Contracts and Brokerage - 4.3%
	Goldman Sachs Group, Inc.
4,000	1.32%, 11/15/2018 Δ	4,065
4,000	2.38%, 01/22/2018	4,046
1,279	3.63%, 02/07/2016	1,330
	JP Morgan Chase & Co.
3,000	1.35%, 02/15/2017	3,003
1,100	1.63%, 05/15/2018	1,088
3,000	1.80%, 01/25/2018	2,999
1,500	2.00%, 08/15/2017	1,520
	Macquarie Group Ltd.
2,500	3.00%, 12/03/2018 ■	2,560
	Merrill Lynch & Co., Inc.
2,000	6.05%, 05/16/2016	2,165
	Morgan Stanley
2,000	1.08%, 01/24/2019 Δ	2,022
1,750	2.38%, 07/23/2019	1,735
2,000	3.80%, 04/29/2016	2,095
1,500	5.95%, 12/28/2017	1,699
1,500	6.63%, 04/01/2018	1,735
	UBS AG Stamford CT
3,270	5.88%, 07/15/2016 - 12/20/2017	3,639
		35,701
		252,055
Food Manufacturing - 0.5%
	Animal Slaughtering and Processing - 0.0%
	ConAgra Foods, Inc.
345	1.90%, 01/25/2018	345

5

The Hartford Short Duration Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 52.0% - (continued)
Food Manufacturing - 0.5% - (continued)
	Other Food Manufacturing - 0.4%
	Mondelez International, Inc.
$3,000	0.75%, 02/01/2019 Δ	$2,993

	Sugar and Confectionery Product Manufacturing - 0.1%
	Wrigley Jr., William Co.
720	1.40%, 10/21/2016 ■	724
		4,062
Furniture and Related Product Manufacturing - 0.0%
	Household, Institution Furniture, Kitchen Cabinet - 0.0%
	Newell Rubbermaid, Inc.
355	2.05%, 12/01/2017	358

Health Care and Social Assistance - 2.2%
	Drugs and Druggists' Sundries Merchant Wholesalers - 0.0%
	Cardinal Health, Inc.
370	1.70%, 03/15/2018	366

	General Medical and Surgical Hospitals - 0.0%
	Catholic Health Initiatives
195	1.60%, 11/01/2017	195

	Health and Personal Care Stores - 0.2%
	CVS Caremark Corp.
1,980	1.20%, 12/05/2016	1,990

	Other Ambulatory Health Care Services - 0.8%
	Aetna, Inc.
2,135	1.50%, 11/15/2017	2,132
	Express Scripts Holding Co.
2,115	2.25%, 06/15/2019	2,093
2,000	2.65%, 02/15/2017	2,065
		6,290
	Pharmaceutical and Medicine Manufacturing - 1.0%
	AbbVie, Inc.
2,000	1.75%, 11/06/2017	2,000
	Actavis Funding SCS
490	2.45%, 06/15/2019 ■	488
	Mylan, Inc.
2,500	1.35%, 11/29/2016	2,502
2,000	6.00%, 11/15/2018 ■	2,083
	Perrigo Co., Ltd.
800	1.30%, 11/08/2016 ■	798
		7,871
	Scientific Research and Development Services - 0.2%
	Laboratory Corp. of America Holdings
1,411	2.20%, 08/23/2017	1,429
		18,141
Information - 2.9%
	Cable and Other Program Distribution - 0.2%
	Columbus International, Inc.
400	7.38%, 03/30/2021 ■	422
	Nara Cable Funding Ltd.
1,250	8.88%, 12/01/2018 ■	1,325
		1,747
	Data Processing Services - 0.1%
	Affiliated Computer Services, Inc.
1,000	5.20%, 06/01/2015	1,038

	Satellite Telecommunications - 0.0%
	Videotron Ltd.
123	9.13%, 04/15/2018	127

	Software Publishers - 0.7%
	Oracle Corp.
3,000	2.25%, 10/08/2019	2,986
	Thomson Reuters Corp.
2,500	1.30%, 02/23/2017	2,493
		5,479
	Telecommunications - Wired Carriers - 1.0%
	AT&T, Inc.
1,500	2.40%, 08/15/2016 ‡	1,546
	British Telecommunications plc
1,785	1.25%, 02/14/2017	1,782
1,430	1.63%, 06/28/2016	1,446
	Deutsche Telekom International Finance B.V.
3,000	3.13%, 04/11/2016 ■	3,108
		7,882
	Telecommunications - Wireless Carriers - 0.3%
	America Movil S.A.B. de C.V.
1,200	2.38%, 09/08/2016	1,229
	MetroPCS Wireless, Inc.
1,500	7.88%, 09/01/2018	1,564
		2,793
	Wireless Communications Services - 0.6%
	Verizon Communications, Inc.
2,350	1.35%, 06/09/2017	2,346
2,355	3.65%, 09/14/2018	2,511
		4,857
		23,923
Mining - 1.3%
	Metal Ore Mining - 1.1%
	Freeport-McMoRan Copper & Gold, Inc.
1,015	2.38%, 03/15/2018	1,024
	Glencore Funding LLC
3,000	1.39%, 05/27/2016 ■Δ	3,017
891	3.13%, 04/29/2019 ■	904
	Rio Tinto Finance USA Ltd.
2,050	2.00%, 03/22/2017	2,094
	Teck Resources Ltd.
1,500	2.50%, 02/01/2018	1,519
		8,558
	Nonmetallic Mineral Mining and Quarrying - 0.2%
	Vale Overseas Ltd.
1,720	6.25%, 01/23/2017	1,899

		10,457
Miscellaneous Manufacturing - 0.2%
	Aerospace Product and Parts Manufacturing - 0.2%
	Textron, Inc.
1,500	4.63%, 09/21/2016	1,602

6

The Hartford Short Duration Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 52.0% - (continued)
Motor Vehicle and Parts Manufacturing - 2.1%
	Motor Vehicle Manufacturing - 1.7%
	Chrysler Group LLC
$2,690	8.00%, 06/15/2019	$2,865
	Daimler Finance NA LLC
2,000	1.88%, 01/11/2018 ■	2,011
2,500	2.25%, 09/03/2019 ■☼	2,489
	General Motors Financial Co., Inc.
3,500	2.63%, 07/10/2017	3,487
	General Motors, Inc.
2,500	3.50%, 10/02/2018	2,512
		13,364
	Motor Vehicle Parts Manufacturing - 0.4%
	Johnson Controls, Inc.
1,200	1.40%, 11/02/2017	1,193
	TRW Automotive, Inc.
1,980	7.25%, 03/15/2017 ■	2,235
		3,428
		16,792
Petroleum and Coal Products Manufacturing - 1.7%
	Natural Gas Distribution - 0.3%
	Enbridge, Inc.
2,250	0.68%, 06/02/2017 Δ	2,254

	Oil and Gas Extraction - 1.1%
	Devon Energy Corp.
3,500	0.77%, 12/15/2016 Δ	3,516
	Petrobras Global Finance Co.
1,250	2.00%, 05/20/2016	1,252
	Petrobras International Finance Co.
1,100	3.88%, 01/27/2016	1,132
1,000	6.13%, 10/06/2016	1,083
	Total Capital Canada Ltd.
685	1.45%, 01/15/2018	682
	Total Capital International S.A.
1,155	1.55%, 06/28/2017	1,165
		8,830
	Petroleum and Coal Products Manufacturing - 0.2%
	Hess Corp.
1,150	1.30%, 06/15/2017	1,148
	Schlumberger Norge AS
925	1.25%, 08/01/2017 ■	919
		2,067
	Support Activities For Mining - 0.1%
	Transocean, Inc.
565	2.50%, 10/15/2017	573

		13,724
Pipeline Transportation - 0.1%
	Pipeline Transportation of Natural Gas - 0.1%
	Enterprise Products Operating LLC
235	1.25%, 08/13/2015	236
	Kinder Morgan Energy Partners L.P.
790	3.50%, 03/01/2016	820
		1,056
Plastics and Rubber Products Manufacturing - 0.5%
	Rubber Product Manufacturing - 0.5%
	Continental Rubber of America Corp.
4,000	4.50%, 09/15/2019 ■	4,222

Primary Metal Manufacturing - 0.3%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.3%
	ArcelorMittal
1,380	4.25%, 02/25/2015 - 03/01/2016	1,394
1,000	9.50%, 02/15/2015	1,036
		2,430
Real Estate, Rental and Leasing - 1.9%
	Activities Related To Real Estate - 0.2%
	Kennedy-Wilson, Inc.
1,400	8.75%, 04/01/2019	1,500

	Automotive Equipment Rental and Leasing - 0.5%
	Enterprise Rent-a-Car Finance Corp.
1,050	1.40%, 04/15/2016 ■	1,056
	Ryder System, Inc.
1,075	2.45%, 09/03/2019	1,072
	United Rentals North America, Inc.
2,095	5.75%, 07/15/2018	2,191
		4,319
	General Rental Centers - 0.2%
	ERAC USA Finance Co.
1,870	2.35%, 10/15/2019 ■	1,856

	Industrial Machinery and Equipment Rental and Leasing - 0.7%
	Air Lease Corp.
2,500	4.50%, 01/15/2016	2,594
	GATX Corp.
1,145	1.25%, 03/04/2017	1,137
	International Lease Finance Corp.
1,750	6.75%, 09/01/2016 ■	1,916
		5,647
	Lessors of Real Estate - 0.3%
	ERP Operating L.P.
2,580	2.38%, 07/01/2019	2,580
		15,902
Retail Trade - 1.0%
	Automotive Parts, Accessories and Tire Stores - 0.2%
	Eaton Corp.
2,000	1.50%, 11/02/2017	1,995

	Grocery Stores - 0.4%
	Kroger (The) Co.
1,750	0.76%, 10/17/2016 Δ	1,754
1,250	7.00%, 05/01/2018	1,451
		3,205
	Other General Merchandise Stores - 0.2%
	Dollar General Corp.
2,000	1.88%, 04/15/2018	1,979

7

The Hartford Short Duration Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 52.0% - (continued)
Retail Trade - 1.0% - (continued)
	Other Miscellaneous Store Retailers - 0.2%
	Amazon.com, Inc.
$1,385	1.20%, 11/29/2017	$1,374
		8,553
Toy Manufacturing - 0.2%
	Toy Manufacturing - 0.2%
	Mattel, Inc.
2,000	2.35%, 05/06/2019	1,997

Truck Transportation - 0.4%
	Specialized Freight Trucking - 0.4%
	Penske Truck Leasing Co.
3,050	2.50%, 03/15/2016 - 06/15/2019 ■	3,075
45	2.88%, 07/17/2018 ■	46
		3,121
Utilities - 0.7%
	Electric Generation, Transmission and Distribution - 0.7%
	Ameren Illinois Co.
1,000	9.75%, 11/15/2018	1,306
	American Electric Power Co., Inc.
500	1.65%, 12/15/2017	500
	Dominion Resources, Inc.
2,500	1.05%, 11/01/2016 ■	2,494
	Duke Energy Corp.
790	1.63%, 08/15/2017	796
	Duke Energy Indiana, Inc.
570	0.58%, 07/11/2016 Δ	572
		5,668
Wholesale Trade - 0.7%
	Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.3%
	SABMiller Holdings, Inc.
2,500	0.92%, 08/01/2018 ■Δ	2,514

	Electrical Goods Wholesalers - 0.1%
	Arrow Electronics, Inc.
630	3.00%, 03/01/2018	647

	Machinery, Equipment and Supplies Wholesalers - 0.3%
	Pentair Finance S.A.
2,265	1.35%, 12/01/2015	2,280
		5,441
	Total Corporate Bonds
	(Cost $422,935)	$427,079

Municipal Bonds - 0.9%
	General Obligations - 0.3%
	Illinois State GO
$2,200	4.96%, 03/01/2016	$2,330
265	5.88%, 03/01/2019	295
		2,625
	Miscellaneous - 0.4%
	Florida State Hurricane Catastrophe Fund
2,775	1.30%, 07/01/2016	2,793
	New Jersey State Econ DA Lease Rev
365	2.44%, 02/15/2018 ○	335
		3,128
	Waste Disposal - 0.2%
	Gloucester County, NJ, Import Auth
1,300	2.50%, 12/01/2029 Δ	1,356

	Total Municipal Bonds
	(Cost $7,011)	$7,109

Senior Floating Rate Interests ♦ - 18.2%
Accommodation and Food Services - 0.2%
	Traveler Accommodation - 0.2%
	Four Seasons Holdings, Inc.
$293	3.50%, 06/29/2020	$291
	Hilton Worldwide Holdings, Inc.
1,744	3.50%, 08/07/2020	1,733
		2,024
Administrative Waste Management and Remediation - 0.5%
	Business Support Services - 0.4%
	Acosta, Inc.
1,985	4.25%, 03/02/2018	1,984
	Filtration Group, Inc.
299	4.50%, 11/20/2020	299
	TransUnion LLC
1,423	4.00%, 04/09/2021	1,417
		3,700
	Waste Treatment and Disposal - 0.1%
	ADS Waste Holdings, Inc.
552	3.75%, 10/09/2019	548
		4,248
Agriculture, Forestry, Fishing and Hunting - 0.1%
	Forest Nurseries and Gathering of Forest Products - 0.1%
	U.S. Ecology, Inc.
845	3.75%, 06/17/2021	844

Air Transportation - 0.4%
	Scheduled Air Transportation - 0.4%
	AMR Corp.
1,606	3.75%, 06/27/2019	1,604
	AWAS Finance Luxembourg S.A.
270	3.50%, 06/10/2016	269
	Delta Air Lines, Inc.
286	3.25%, 10/18/2018	285
	Delta Air Lines, Inc., Term Loan
1,518	3.25%, 04/20/2017	1,515
		3,673
Apparel Manufacturing - 0.2%
	Apparel Knitting Mills - 0.2%
	PVH Corp.
1,410	3.25%, 02/13/2020	1,417

8

The Hartford Short Duration Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Senior Floating Rate Interests ♦ - 18.2% - (continued)
Arts, Entertainment and Recreation - 1.6%
	Amusement Parks and Arcades - 0.1%
	Cedar Fair L.P.
$511	3.25%, 03/06/2020	$512

	Cable and Other Subscription Programming - 0.1%
	CSC Holdings, Inc.
144	2.66%, 04/12/2020	142
	Numericable
820	4.50%, 05/21/2020	821
		963
	Gambling Industries - 0.4%
	MGM Resorts International
1,910	3.50%, 12/20/2019	1,895
	Seminole (The) Tribe of Florida, Inc.
497	3.00%, 04/29/2020	496
	Station Casinos LLC
899	4.25%, 03/02/2020	895
		3,286
	Newspaper, Periodical, Book and Database Publisher - 0.2%
	Tribune Co.
2,109	4.00%, 12/27/2020	2,101

	Radio and Television Broadcasting - 0.3%
	Univision Communications, Inc.
2,276	4.00%, 03/01/2020	2,261

	Spectator Sports - 0.5%
	Formula One Holdings
781	4.50%, 04/30/2019	775
2,200	4.75%, 07/30/2021 ☼	2,185
	Penn National Gaming, Inc.
1,085	3.25%, 10/30/2020	1,076
		4,036
		13,159
Beverage and Tobacco Product Manufacturing - 0.2%
	Beverage Manufacturing - 0.2%
	Constellation Brands, Inc.
465	2.50%, 06/05/2020	466
	DE Master Blenders 1753 N.V.
800	4.25%, 07/02/2021 ☼	785
		1,251
Chemical Manufacturing - 0.5%
	Basic Chemical Manufacturing - 0.2%
	Huntsman International LLC
915	10/15/2020 ◊☼	914
	Minerals Technologies, Inc.
715	4.00%, 05/07/2021	716
		1,630
	Other Chemical and Preparations Manufacturing - 0.2%
	Cytec Industries, Inc.
37	4.50%, 10/03/2019	37
	Ineos US Finance LLC
1,228	3.75%, 05/04/2018	1,220
	Monarch, Inc.
72	4.50%, 10/03/2019	72
	Solenis International L.P.
575	4.25%, 07/02/2021 ☼	570
		1,899
	Resin, Synthetic Rubber & Filaments - 0.1%
	Exopack LLC
448	5.25%, 05/08/2019	452
		3,981
Computer and Electronic Product Manufacturing - 0.7%
	Computer and Peripheral - 0.3%
	Bally Technologies, Inc.
370	4.25%, 11/25/2020	370
	CDW LLC
1,043	3.25%, 04/29/2020	1,029
	Vantiv LLC
955	3.75%, 06/13/2021	955
		2,354
	Semiconductor, Electronic Components - 0.4%
	Avago Technologies Ltd.
1,345	3.75%, 05/06/2021	1,341
	Freescale Semiconductor, Inc.
1,848	4.25%, 02/28/2020	1,837
377	5.00%, 01/15/2021	377
		3,555
		5,909
Educational Services - 0.1%
	Educational Support Services - 0.1%
	Bright Horizons Family Solutions, Inc.
507	3.75%, 01/30/2020	505

Finance and Insurance - 1.4%
	Agencies, Brokerages and Other Insurance - 0.2%
	Hub International Ltd.
1,767	4.25%, 10/02/2020	1,758

	Captive Auto Finance - 0.3%
	Chrysler Group LLC
623	3.25%, 12/31/2018	618
2,179	3.50%, 05/24/2017	2,171
		2,789
	Insurance Carriers - 0.3%
	Asurion LLC
2,043	5.00%, 05/24/2019	2,049

	Other Financial Investment Activities - 0.4%
	EFS Cogen Holdings I LLC
331	3.75%, 12/17/2020	331
	Nuveen Investments, Inc.
2,000	4.16%, 05/13/2017	1,997
	Santander Asset Management S.A.
1,065	4.25%, 12/17/2020	1,065
		3,393

9

The Hartford Short Duration Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Senior Floating Rate Interests ♦ - 18.2% - (continued)
Finance and Insurance - 1.4% - (continued)
	Securities, Commodities and Brokerage - 0.2%
	RPI Finance Trust
$1,537	3.25%, 11/09/2018	$1,536
		11,525
Food Manufacturing - 0.6%
	Animal Slaughtering and Processing - 0.2%
	JBS USA LLC
1,474	3.75%, 09/18/2020	1,455

	Other Food Manufacturing - 0.4%
	Darling International, Inc.
968	3.25%, 01/06/2021	966
	H.J. Heinz Co.
1,366	3.50%, 06/05/2020	1,366
	U.S. Foodservice, Inc.
807	4.50%, 03/31/2019	805
		3,137
		4,592
Food Services - 0.2%
	Full-Service Restaurants - 0.2%
	ARAMARK Corp.
62	3.66%, 07/26/2016	61
	Pinnacle Foods Group LLC
1,191	3.25%, 04/29/2020	1,180
		1,241
Furniture and Related Product Manufacturing - 0.1%
	Household, Institution Furniture, Kitchen Cabinet - 0.1%
	AOT Bedding Super Holdings LLC
1,191	4.25%, 10/01/2019	1,190

Health Care and Social Assistance - 2.1%
	General Medical and Surgical Hospitals - 0.4%
	Community Health Systems, Inc.
473	4.25%, 01/27/2021	473
	DaVita HealthCare Partners, Inc.
1,510	3.50%, 06/24/2021	1,506
	HCA, Inc.
998	2.91%, 03/31/2017	997
292	2.98%, 05/01/2018	292
	Surgery Center Holdings, Inc.
400	5.25%, 07/24/2020 ☼	400
		3,668
	Medical and Diagnostic Laboratories - 0.2%
	American Renal Holdings, Inc.
1,264	4.50%, 08/20/2019	1,257

	Medical Equipment and Supplies Manufacturing - 0.2%
	AmSurg Corp.
1,090	3.75%, 07/08/2021	1,086
	Biomet, Inc.
307	3.66%, 07/25/2017	306
		1,392
	Pharmaceutical and Medicine Manufacturing - 1.0%
	Alere, Inc.
1,707	4.25%, 06/30/2017	1,705
	Alkermes, Inc.
2,955	3.50%, 09/25/2019	2,943
	Immucor, Inc.
1,602	5.00%, 08/19/2018	1,603
	Ortho-Clinical Diagnostics, Inc.
870	4.75%, 06/30/2021	868
	Salix Pharmaceuticals Ltd.
790	4.25%, 01/02/2020	792
		7,911
	Scientific Research and Development Services - 0.3%
	Grifols Worldwide Operations USA, Inc.
998	3.16%, 02/27/2021	993
	IMS Health, Inc.
1,668	3.50%, 03/17/2021	1,655
		2,648
		16,876
Health Care Providers and Services - 0.1%
	Health Care Facilities - 0.1%
	Multiplan, Inc.
589	4.00%, 03/31/2021	585

Information - 2.8%
	Cable and Other Program Distribution - 0.6%
	Cabovisao-Televisao Por Cabo S.A.
1,015	5.50%, 07/02/2019	1,034
	Charter Communications Operating LLC
1,812	3.00%, 07/01/2020 - 01/03/2021	1,772
	Gray Television, Inc.
515	3.75%, 06/13/2021	513
	Virgin Media Finance plc
2,025	3.50%, 06/07/2020	2,007
		5,326
	Data Processing Services - 0.4%
	Emdeon, Inc.
1,575	3.75%, 11/02/2018	1,570
	First Data Corp.
515	3.67%, 09/24/2018	509
	La Quinta Intermediate Holdings
947	4.00%, 04/14/2021	943
		3,022
	Satellite Telecommunications - 0.2%
	Telesat Canada
1,608	3.50%, 03/28/2019	1,600

	Software Publishers - 0.6%
	Activision Blizzard, Inc.
1,695	3.25%, 10/12/2020	1,691
	Kronos, Inc.
1,031	4.50%, 10/30/2019	1,033
	Lawson Software, Inc.
809	3.75%, 06/03/2020	800
	MISYS plc
1,724	5.00%, 12/12/2018	1,730
		5,254

10

The Hartford Short Duration Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Senior Floating Rate Interests ♦ - 18.2% - (continued)
Information - 2.8% - (continued)
	Telecommunications - Other - 0.7%
	Alcatel-Lucent USA, Inc.
$817	4.50%, 01/30/2019	$814
	Intelsat Jackson Holdings S.A.
2,128	3.75%, 06/30/2019	2,120
	Level 3 Communications, Inc.
1,739	4.00%, 08/01/2019 - 01/15/2020	1,732
	Ziggo B.V.
323	01/15/2022 ◊☼	317
502	3.25%, 01/15/2022 ☼	492
		5,475
	Telecommunications - Wireless Carriers - 0.3%
	Crown Castle International Corp.
597	3.00%, 01/31/2021	592
	Syniverse Holdings, Inc.
2,051	4.00%, 04/23/2019	2,039
		2,631
		23,308
Media - 0.0%
	Broadcasting - 0.0%
	Media General, Inc.
325	4.25%, 07/31/2020	325

Mining - 0.4%
	Metal Ore Mining - 0.4%
	Fortescue Metals Group Ltd.
3,454	3.75%, 06/28/2019	3,432

Miscellaneous Manufacturing - 0.5%
	Aerospace Product and Parts Manufacturing - 0.4%
	DigitalGlobe, Inc.
1,027	3.75%, 01/31/2020	1,025
	Hamilton Sundstrand Corp.
965	4.00%, 12/13/2019	960
	TransDigm Group, Inc.
1,325	3.75%, 02/28/2020 - 06/04/2021	1,314
		3,299
	Miscellaneous Manufacturing - 0.1%
	Reynolds Group Holdings, Inc.
901	4.00%, 11/30/2018	899
		4,198
Other Services - 0.6%
	Commercial/Industrial Machine and Equipment - 0.6%
	Gardner Denver, Inc.
1,985	4.25%, 07/30/2020	1,974
	Husky Injection Molding Systems Ltd.
255	4.25%, 06/30/2021	255
	Rexnord LLC
2,641	4.00%, 08/21/2020	2,635
		4,864
Petroleum and Coal Products Manufacturing - 1.1%
	Oil and Gas Extraction - 1.1%
	American Energy-Marcellus LLC
820	5.25%, 07/09/2020 ☼	817
	Crosby Worldwide Ltd.
2,020	4.00%, 11/23/2020	2,009
	Everest Acquisition LLC
490	3.50%, 05/24/2018	487
	Fieldwood Energy LLC
665	3.88%, 09/28/2018	663
	MEG Energy Corp.
1,723	3.75%, 03/31/2020	1,721
	Pacific Drilling S.A.
282	4.50%, 06/03/2018	282
	Paragon Offshore Finance Co.
1,245	3.75%, 06/19/2021	1,236
	Samson Investment Co.
410	5.00%, 09/25/2018	408
	Seadrill Ltd.
1,227	4.00%, 02/21/2021	1,211
	Seventy Seven Energy, Inc.
575	3.75%, 06/25/2021	573
		9,407
Plastics and Rubber Products Manufacturing - 0.6%
	Plastics Product Manufacturing - 0.5%
	Berry Plastics Group, Inc.
3,111	3.50%, 02/08/2020	3,071
	Entegris, Inc.
1,045	3.50%, 04/30/2021	1,031
		4,102
	Rubber Manufacturing - 0.1%
	Goodyear (The) Tire & Rubber Co.
1,000	4.75%, 04/30/2019	1,003
		5,105
Primary Metal Manufacturing - 0.3%
	Alumina and Aluminum Production and Processing - 0.3%
	Novelis, Inc.
2,848	3.75%, 03/10/2017	2,846

Professional, Scientific and Technical Services - 0.2%
	Advertising and Related Services - 0.2%
	Advantage Sales & Marketing, Inc.
1,305	3.48%, 07/23/2021	1,297

Real Estate, Rental and Leasing - 0.2%
	Activities Related To Real Estate - 0.0%
	Realogy Group LLC
168	3.75%, 03/05/2020	166

	Consumer Goods Rental - 0.1%
	Fly Leasing Ltd.
551	4.50%, 08/09/2019	551

	Industrial Machinery and Equipment Rental and Leasing - 0.1%
	International Lease Finance Corp.
685	3.50%, 03/06/2021	683
		1,400
Retail Trade - 1.3%
	Building Material and Supplies Dealers - 0.3%
	American Builders & Contractors Supply Co., Inc.
233	3.50%, 04/16/2020	231

11

The Hartford Short Duration Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Senior Floating Rate Interests ♦ - 18.2% - (continued)
Retail Trade - 1.3% - (continued)
	Building Material and Supplies Dealers - 0.3% - (continued)
	Quikrete (The) Companies, Inc.
$1,052	4.00%, 09/28/2020	$1,049
	Southwire Co.
808	3.25%, 02/10/2021	804
		2,084
	Department Stores - 0.3%
	Neiman Marcus (The) Group, Inc.
2,204	4.25%, 10/25/2020	2,191

	Grocery Stores - 0.0%
	Supervalu, Inc.
368	4.50%, 03/21/2019	366

	Home Furnishing Stores - 0.2%
	Armstrong World Industries, Inc.
1,432	3.50%, 03/15/2020	1,429

	Other General Merchandise Stores - 0.3%
	99 Cents Only Stores
432	4.50%, 01/11/2019	432
	BJ's Wholesale Club, Inc.
1,990	4.50%, 09/26/2019	1,978
		2,410
	Other Miscellaneous Store Retailers - 0.1%
	Rite Aid Corp.
1,086	3.50%, 02/21/2020	1,080

	Sporting Goods, Hobby and Musical Instrument Store - 0.1%
	Michaels Stores, Inc.
435	3.75%, 01/28/2020	431
795	4.00%, 01/28/2020	790
		1,221
		10,781
Truck Transportation - 0.1%
	Freight Trucking - General - 0.1%
	Swift Transportation Co., Inc.
574	3.75%, 06/09/2021	573

Utilities - 0.9%
	Electric Generation, Transmission and Distribution - 0.9%
	Calpine Corp.
1,204	4.00%, 10/09/2019	1,204
	Energy Transfer Equity L.P.
2,007	3.25%, 12/02/2019	1,979
	NRG Energy, Inc.
2,355	2.75%, 07/01/2018	2,331
	Sandy Creek Energy Associates L.P.
1,466	5.00%, 11/09/2020	1,474
	Star West Generation LLC
416	4.25%, 03/13/2020	416
		7,404
Wholesale Trade - 0.2%
	Miscellaneous Durable Goods Wholesalers - 0.2%
	Gates Global LLC
1,520	4.25%, 07/05/2021	1,506

	Total Senior Floating Rate Interests
	(Cost $149,543)	$149,466

U.S. Government Agencies - 5.8%
	FHLMC - 0.6%
$12,546	1.83%, 07/25/2021 ►	$1,173
14,076	2.16%, 08/25/2018 ►	975
2,422	3.50%, 04/01/2027	2,550
		4,698
	FNMA - 5.0%
11,000	0.50%, 03/30/2016	11,001
14,000	3.00%, 08/15/2029 ☼	14,433
15,096	3.50%, 12/01/2026 - 08/15/2029 ‡☼	15,921
		41,355
	GNMA - 0.2%
692	5.00%, 08/20/2039	747
520	6.50%, 05/16/2031	581
		1,328
	Total U.S. Government Agencies
	(Cost $46,891)	$47,381

	Total Long-Term Investments
	(Cost $799,914)	$802,840

Short-Term Investments - 4.8%
Repurchase Agreements - 4.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $4,904, collateralized by GNMA 4.00%, 2044, value of $5,002)
$4,904	0.08%, 7/31/2014	$4,904
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$1,912, collateralized by FHLMC 2.00% -
3.50%, 2023 - 2043, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00%, 2043, value of
	$1,950)
1,912	0.08%, 7/31/2014	1,912
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$4,101, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $4,183)
4,101	0.07%, 7/31/2014	4,101
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $5,497, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $5,607)
5,497	0.06%, 7/31/2014	5,497

12

The Hartford Short Duration Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 4.8% - (continued)
Repurchase Agreements - 4.8% - (continued)
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $4,074, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.75% - 3.38%, 2018 - 2023, value of
	$4,156)
$4,074	0.06%, 7/31/2014		$4,074
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $5,040, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $5,141)
5,040	0.09%, 7/31/2014		5,040
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $3,002, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% - 4.25%, 2015 - 2018, value of
	$3,062)
3,002	0.07%, 7/31/2014		3,002
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$10,856, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $11,073)
10,856	0.08%, 7/31/2014		10,856
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $112, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $116)
112	0.07%, 7/31/2014		112
			39,498
	Total Short-Term Investments
	(Cost $39,498)		$39,498

	Total Investments
	(Cost $839,412) ▲	102.6%	$842,338
	Other Assets and Liabilities	(2.6)%	(21,493)
	Total Net Assets	100.0%	$820,845

13

The Hartford Short Duration Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $839,412 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,373
Unrealized Depreciation	(3,447)
Net Unrealized Appreciation	$2,926

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips.

◊	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $165,746, which represents 20.2% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $31,539 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
Futures contracts	$657	$–
Total	$657	$–

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 2-Year Note Future	299	09/30/2014	$65,696	$65,607	$–	$(89)	$33	$–

Short position contracts:
U.S. Treasury 10-Year Note Future	87	09/19/2014	$10,932	$10,841	$91	$–	$4	$–
U.S. Treasury 30-Year Bond Future	14	09/19/2014	1,930	1,924	6	–	1	–
U.S. Treasury 5-Year Note Future	626	09/30/2014	74,713	74,391	322	–	–	(20)
Total					$419	$–	$5	$(20)
Total futures contracts					$419	$(89)	$38	$(20)

* The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

14

The Hartford Short Duration Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
DA	Development Authority
GO	General Obligation
Rev	Revenue

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Credit Exposure

as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	18.9%
Aa/ AA	6.8
A	20.2
Baa/ BBB	28.7
Ba/ BB	12.5
B	9.2
Caa/ CCC or Lower	0.0
Not Rated	1.5
Non-Debt Securities and Other Short-Term Instruments	4.8
Other Assets and Liabilities	(2.6)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

15

The Hartford Short Duration Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$171,805	$–	$153,570	$18,235
Corporate Bonds	427,079	–	427,079	–
Municipal Bonds	7,109	–	7,109	–
Senior Floating Rate Interests	149,466	–	149,466	–
U.S. Government Agencies	47,381	–	47,381	–
Short-Term Investments	39,498	–	39,498	–
Total	$842,338	$–	$824,103	$18,235
Futures *	$419	$419	$–	$–
Total	$419	$419	$–	$–
Liabilities:
Futures *	$89	$89	$–	$–
Total	$89	$89	$–	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$18,258	$6	$(174	)†	$(21)	$10,630	$(3,336)	$—	$(7,128)	$18,235
Corporate Bonds	1,025	—	—		—	—	—	—	(1,025)	—
Total	$19,283	$6	$(174)		$(21)	$10,630	$(3,336)	$—	$(8,153)	$18,235

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $(88).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

16

The Hartford Small Company Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.8%
	Automobiles and Components - 1.6%
40	Dana Holding Corp.	$906
57	Gentherm, Inc. ●	2,386
8	Standard Motor Products, Inc.	300
170	Tenneco Automotive, Inc. ●	10,802
1	Tesla Motors, Inc. ●	159
		14,553
	Banks - 1.7%
2	Altisource Portfolio Solutions S.A. ●	244
8	Bank of Marin Bancorp	359
23	Blue Hills Bancorp, Inc. ●	290
20	Clifton Bancorp, Inc.	250
59	EverBank Financial Corp.	1,126
34	First Merchants Corp.	678
35	Flushing Financial Corp.	647
22	Heritage Financial Corp.	349
16	Home Loan Servicing Solutions Ltd.	340
62	MGIC Investment Corp. ●	459
217	PacWest Bancorp	9,022
10	Trico Bancshares	214
22	Wintrust Financial Corp.	1,013
5	WSFS Financial Corp.	369
		15,360
	Capital Goods - 12.6%
12	A.O. Smith Corp.	577
27	AAON, Inc.	539
85	Acuity Brands, Inc.	9,111
273	AECOM Technology Corp. ●	9,281
360	Altra Industrial Motion Corp.	11,295
224	Applied Industrial Technologies, Inc.	10,832
102	Armstrong World Industries, Inc. ●	4,970
64	Astronics Corp. ●	3,686
2	Astronics Corp. Class B ●	90
16	AZZ, Inc.	684
16	CAI International, Inc. ●	298
3	Carlisle Cos., Inc.	247
14	Chart Industries, Inc. ●	1,036
4	Crane Co.	261
286	DigitalGlobe, Inc. ●	7,487
7	EMCOR Group, Inc.	301
6	Esterline Technologies Corp. ●	611
132	Generac Holdings, Inc. ●	5,717
10	H & E Equipment Services, Inc. ●	368
261	HD Supply Holdings, Inc. ●	6,643
13	Heico Corp.	644
20	Insteel Industries, Inc.	363
10	Lennox International, Inc.	883
20	Luxfer Holdings plc	387
14	Lydall, Inc. ●	354
110	Moog, Inc. Class A ●	7,294
251	Orbital Sciences Corp. ●	6,442
7	Polypore International, Inc. ●	285
12	Sun Hydraulics Corp.	430
69	Teledyne Technologies, Inc. ●	6,331
9	Textainer Group Holdings Ltd.	320
26	Titan International, Inc.	387
12	Toro Co.	702
91	Watts Water Technologies, Inc.	5,333
101	WESCO International, Inc. ●	7,946
		112,135
	Commercial and Professional Services - 2.8%
7	Barrett Business Services, Inc.	405
141	Clean Harbors, Inc. ●	8,107
19	Deluxe Corp.	1,065
12	Exponent, Inc.	827
9	Gategroup Holding AG	219
23	GP Strategies Corp. ●	624
24	On Assignment, Inc. ●	644
297	TrueBlue, Inc. ●	8,010
123	Wageworks, Inc. ●	5,113
		25,014
	Consumer Durables and Apparel - 4.4%
19	Arctic Cat, Inc.	661
106	Cloudera, Inc. ⌂●†	2,361
22	Kate Spade & Co. ●	850
21	LGI Homes, Inc. ●	388
20	M/I Schottenstein Homes, Inc. ●	417
35	New Home (The) Co., Inc. ●	460
2,101	Samsonite International S.A.	6,511
95	Skechers USA, Inc. Class A ●	4,968
960	Standard-Pacific Corp. ●	7,237
31	Steven Madden Ltd. ●	980
307	Taylor Morrison Home Corp. ●	5,465
260	Vince Holding Corp. ●	8,797
		39,095
	Consumer Services - 5.2%
530	Bloomin' Brands, Inc. ●	10,390
18	Brinker International, Inc.	802
65	Buffalo Wild Wings, Inc. ●	9,486
40	Del Frisco's Restaurant Group, Inc. ●	858
298	Diamond Resorts International, Inc. ●	7,431
59	Ignite Restaurant Group, Inc. ●	757
15	Marriott Vacations Worldwide Corp. ●	886
40	Panera Bread Co. Class A ●	5,833
147	Red Robin Gourmet Burgers, Inc. ●	9,452
18	Sotheby's Holdings	715
		46,610
	Diversified Financials - 4.0%
14	Alaris Royalty Corp.	391
10	Evercore Partners, Inc.	571
66	Financial Engines, Inc.	2,581
253	HFF, Inc.	8,578
14	Marcus & Millichap, Inc. ●	356
6	Platform Specialty Products Corp. ●	156
369	Platform Specialty Products Corp. PIPE ●	9,120
6	Portfolio Recovery Associates, Inc. ●	331
25	Regional Management Corp. ●	409
34	Virtus Investment Partners, Inc.	6,974
338	Wisdomtree Investment, Inc. ●	3,472
241	WL Ross Holding Corp. ●	2,486
		35,425
	Energy - 4.4%
225	Athlon Energy, Inc. ●	10,710
160	BPZ Resources, Inc. ●	419
10	C&J Energy Services, Inc. ●	313
98	Diamondback Energy, Inc. ●	8,041
57	Energy XXI (Bermuda) Ltd.	1,134
17	Forum Energy Technologies, Inc. ●	578
27	Jones Energy, Inc. ●	511
163	Karoon Gas Australia Ltd. ●	541
280	Laredo Petroleum, Inc. ●	7,594

1

The Hartford Small Company Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.8% - (continued)
	Energy - 4.4% - (continued)
10	Parsley Energy, Inc. ●	$224
15	PBF Energy, Inc.	409
15	Rosetta Resources, Inc. ●	773
255	RSP Permian, Inc. ●	7,542
52	Superior Drilling Products I ●	326
33	Synergy Resources Corp. ●	347
		39,462
	Food and Staples Retailing - 0.7%
17	Casey's General Stores, Inc.	1,099
26	Natural Grocers by Vitamin Cottage, Inc. ●	590
7	PriceSmart, Inc.	595
136	Sprouts Farmers Markets, Inc. ●	4,148
		6,432
	Food, Beverage and Tobacco - 0.2%
20	Alliance Grain Traders, Inc.	381
16	Darling Ingredients, Inc. ●	292
13	TreeHouse Foods, Inc. ●	991
		1,664
	Health Care Equipment and Services - 9.3%
208	Acadia Healthcare Co., Inc. ●	9,898
4	AmSurg Corp. ●	198
2	Atrion Corp.	556
18	CareTrust REIT, Inc. ●	299
17	Corvel Corp. ●	702
12	Cyberonics, Inc. ●	714
273	Dexcom, Inc. ●	10,284
13	Ensign Group, Inc.	422
225	Envision Healthcare Holdings ●	8,052
234	Examworks Group, Inc. ●	8,242
60	Globus Medical, Inc. ●	1,347
7	Greatbatch, Inc. ●	355
31	HealthSouth Corp.	1,205
114	Heartware International, Inc. ●	9,609
11	ICU Medical, Inc. ●	638
250	Insulet Corp. ●	8,831
5	MEDNAX, Inc. ●	314
13	Natus Medical, Inc. ●	375
23	Omnicell, Inc. ●	633
183	Team Health Holdings ●	10,353
24	U.S. Physical Therapy, Inc.	829
38	Vascular Solutions, Inc. ●	948
327	Veeva Systems, Inc. ●	7,782
11	Wellcare Health Plans, Inc. ●	701
		83,287
	Household and Personal Products - 0.8%
28	Prestige Brands Holdings, Inc. ●	855
76	Spectrum Brands Holdings, Inc.	6,303
		7,158
	Insurance - 0.7%
21	Amerisafe, Inc.	754
248	Assured Guaranty Ltd.	5,530
8	Phoenix Cos., Inc. ●	453
		6,737
	Materials - 1.6%
20	Advanced Emissions Solutions, Inc. ●	428
13	Cabot Corp.	702
96	Graphic Packaging Holding Co. ●	1,149
425	Headwaters, Inc. ●	4,546
8	Innospec, Inc.	311
101	KapStone Paper & Packaging Corp. ●	3,001
9	LSB Industries, Inc. ●	342
17	Myers Industries, Inc.	315
36	New Gold, Inc. ●	224
69	Omnova Solutions, Inc. ●	557
37	Orion Engineered Carbons S. A. ●	632
13	Philbro Animal Health Corp.-A ●	247
29	PolyOne Corp.	1,115
14	Silgan Holdings, Inc.	709
		14,278
	Media - 1.9%
49	DreamWorks Animation SKG, Inc. ●	990
290	Imax Corp. ●	7,612
99	Shutterstock, Inc. ●	7,752
106	Speed Commerce, Inc. ●	329
		16,683
	Pharmaceuticals, Biotechnology and Life Sciences - 9.0%
16	Acorda Therapeutics, Inc. ●	480
124	Aerie Pharmaceuticals, Inc. ●	2,202
22	Agios Pharmaceuticals, Inc. ●	873
21	Albany Molecular Research, Inc. ●	401
20	Alkermes plc ●	865
78	Alnylam Pharmaceuticals, Inc. ●	4,217
13	Anacor Pharmaceuticals, Inc. ●	214
65	Arena Pharmaceuticals, Inc. ●	299
263	BioCryst Pharmaceuticals, Inc. ●	3,295
39	Bruker Corp. ●	876
17	Cara Therapeutics, Inc. ●	219
71	Covance, Inc. ●	5,923
99	Cubist Pharmaceuticals, Inc. ●	6,056
31	Durata Therapeutics, Inc. ●	402
186	Exelixis, Inc. ●	752
23	Five Prime Therapeutics, Inc. ●	271
21	Glycomimetics, Inc. ●	174
170	Hyperion Therapeutics, Inc. ●	3,866
33	Immunogen, Inc. ●	352
90	Intersect ENT, Inc. ●	1,111
283	Ironwood Pharmaceuticals, Inc. ●	4,193
173	Medicines Co. ●	4,037
195	NPS Pharmaceuticals, Inc. ●	5,459
54	Pacira Pharmaceuticals, Inc. ●	4,972
18	PAREXEL International Corp. ●	968
232	Portola Pharmaceuticals, Inc. ●	5,837
60	PTC Therapeutics, Inc. ●	1,589
4	Puma Biotechnology, Inc. ●	840
56	Salix Pharmaceuticals Ltd. ●	7,443
93	Sancilio & Co., Inc. ⌂●†	316
142	Seattle Genetics, Inc. ●	4,983
198	Tesaro, Inc. ●	5,693
10	Ultragenyx Pharmaceutical, Inc. ●	419
124	Xenoport, Inc. ●	532
16	Zafgen, Inc. ●	279
		80,408
	Real Estate - 2.4%
14	Altisource Residential Corp.	327
39	Arbor Realty Trust	277
29	Armada Hoffler Properties, Inc.	276
17	Coresite Realty Corp. REIT	547
180	Douglas Emmett, Inc. REIT	5,134
349	Kennedy-Wilson Holdings, Inc.	8,160
26	Medical Properties Trust, Inc. REIT	347

2

The Hartford Small Company Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.8% - (continued)
	Real Estate - 2.4% - (continued)
119	Pebblebrook Hotel Trust REIT	$4,330
25	Ramco-Gershenson Properties Trust REIT	423
14	Stag Industrial, Inc. REIT	331
33	Summit Hotel Properties, Inc. REIT	343
53	Sunstone Hotel Investors, Inc. REIT	745
		21,240
	Retailing - 3.2%
3,137	Allstar Co. ⌂●†	2,821
22	Core-Mark Holding Co., Inc.	1,039
19	Destination Maternity Corp.	354
30	DSW, Inc.	789
23	Express, Inc. ●	361
13	Finish Line (The), Inc.	335
20	Five Below, Inc. ●	736
4	Group 1 Automotive, Inc.	306
191	HSN, Inc.	10,651
58	Pier 1 Imports, Inc.	878
22	Shoe Carnival, Inc.	400
66	Tory Burch LLC ⌂●†	4,356
315	Tuesday Morning Corp. ●	5,187
		28,213
	Semiconductors and Semiconductor Equipment - 3.6%
37	Exar Corp. ●	352
289	Freescale Semiconductor Holdings Ltd. ●	5,791
49	GT Advanced Technologies, Inc. ●	674
21	Inphi Corp. ●	320
24	Integrated Silicon Solution, Inc.	348
526	Lattice Semiconductor Corp. ●	3,600
29	Nanometrics, Inc. ●	455
114	Power Integrations, Inc.	6,155
23	Rambus, Inc. ●	268
158	Silicon Laboratories, Inc. ●	6,420
12	SunEdison Semiconductor Ltd. ●	194
324	SunEdison, Inc. ●	6,477
20	SunPower Corp. ●	740
21	Ultratech Stepper, Inc. ●	495
		32,289
	Software and Services - 18.4%
870	Apigee Corp. ⌂●†	2,279
24	Aspen Technology, Inc. ●	1,052
557	Bankrate, Inc. ●	9,383
9	CACI International, Inc. Class A ●	620
56	Carbonite, Inc. ●	543
16	Cass Information Systems, Inc.	728
97	Concur Technologies, Inc. ●	9,034
265	Constant Contact, Inc. ●	8,264
43	CoStar Group, Inc. ●	6,141
14	CSG Systems International, Inc.	354
11	Cvent, Inc. ●	305
122	DealerTrack Technologies, Inc. ●	4,565
41	Demandware, Inc. ●	2,452
6	Digimarc Corp.	165
33	Digital River, Inc. ●	466
42	Ellie Mae, Inc. ●	1,220
93	Envestnet, Inc. ●	4,059
20	ePlus, Inc. ●	1,105
36	Exlservice Holdings, Inc. ●	1,021
16	Fair Isaac, Inc.	906
61	Five9, Inc. ●	446
347	Fleetmatics Group Ltd. ●	10,971
43	Global Cash Access, Inc. ●	356
232	Heartland Payment Systems, Inc.	11,019
27	j2 Global, Inc.	1,307
37	Kofax Ltd. ●	266
33	Manhattan Associates, Inc. ●	975
168	Marketo, Inc. ●	4,587
123	MAXIMUS, Inc.	5,082
41	Model N, Inc. ●	399
20	Netscout Systems, Inc. ●	830
20	Nuance Communications, Inc. ●	370
201	PTC, Inc. ●	7,222
18	Qualys, Inc. ●	442
58	Sapient Corp. ●	863
25	SeaChange International, Inc. ●	187
10	Solera Holdings, Inc.	628
18	Tangoe, Inc. ●	248
15	Textura Corp. ●	366
109	Tyler Corp. ●	9,882
202	Verint Systems, Inc. ●	9,470
238	Virtusa Corp. ●	7,429
436	Web.com Group, Inc. ●	11,566
15	WebMD Health Corp. ●	755
93	WEX, Inc. ●	10,039
394	WNS Holdings Ltd. ADR ●	7,938
246	Xoom Corp. ●	5,319
30	Zendesk, Inc. ●	525
23	Zix Corp. ●	80
		164,229
	Technology Hardware and Equipment - 3.3%
33	Aruba Networks, Inc. ●	598
33	Calix, Inc. ●	310
25	CDW Corp. of Delaware	779
225	Cognex Corp. ●	9,240
11	FEI Co.	812
38	Mitel Networks Corp. ●	416
472	Mobileye N.V. ⌂●†	9,341
62	Nimble Storage, Inc. ●	1,607
87	ParkerVision, Inc. ●	109
123	Pure Storage, Inc. ⌂●†	1,741
132	Ubiquiti Networks, Inc. ●	5,027
		29,980
	Telecommunication Services - 0.2%
83	DocuSign, Inc. ⌂●†	1,687
		1,687
	Transportation - 3.7%
39	Celadon Group, Inc.	834
143	Landstar System, Inc.	9,432
20	Marten Transport Ltd.	411
105	Old Dominion Freight Line, Inc. ●	6,683
7	Park-Ohio Holdings Corp.	403
89	Spirit Airlines, Inc. ●	5,808
421	Swift Transportation Co. ●	8,615
668	Telogis, Inc. ⌂●†	521
		32,707
	Utilities - 0.1%
7	ALLETE, Inc.	316

3

The Hartford Small Company Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.8% - (continued)
	Utilities - 0.1% - (continued)
11	Pattern Energy Group, Inc.		$338
			654
	Total Common Stocks
	( Cost $756,920)		$855,300

Preferred Stocks - 0.4%
	Transportation - 0.4%
909	Telogis, Inc. ⌂●†		$3,874

	Total Preferred Stocks
	(Cost $2,001)		$3,874

Exchange Traded Funds - 0.1%
	Other Investment Pools and Funds - 0.1%
4	iShares Russell 2000 Growth ETF		$532

	Total Exchange Traded Funds
	(Cost $554)		$532

	Total Long-Term Investments
	(Cost $759,475)		$859,706

Short-Term Investments - 2.8%
Repurchase Agreements - 2.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $3,116, collateralized by GNMA 4.00%, 2044, value of $3,178)
$3,116	0.08%, 7/31/2014		$3,116
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$1,215, collateralized by FHLMC 2.00% - 3.50%,
2023 - 2043, FNMA 2.00% - 4.50%, 2026 -
	2042, GNMA 3.00%, 2043, value of $1,239)
1,215	0.08%, 7/31/2014		1,215
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$2,606, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $2,658)
2,606	0.07%, 7/31/2014		2,606
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $3,492, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $3,562)
3,492	0.06%, 7/31/2014		3,492
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $2,589, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury Note
	0.75% - 3.38%, 2018 - 2023, value of $2,640)
2,589	0.06%, 7/31/2014		2,589
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $3,202, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $3,266)
3,202	0.09%, 7/31/2014		3,202
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,907, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury Note
	0.25% - 4.25%, 2015 - 2018, value of $1,945)
1,907	0.07%, 7/31/2014		1,907
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$6,897, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2043, FNMA 2.50% - 5.00%, 2025 -
2044, U.S. Treasury Note 0.50%, 2016, value of
	$7,035)
6,897	0.08%, 7/31/2014		6,897
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $71, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $73)
71	0.07%, 7/31/2014		71
			25,095
	Total Short-Term Investments
	(Cost $25,095)		$25,095

	Total Investments
	(Cost $784,570) ▲	99.1%	$884,801
	Other Assets and Liabilities	0.9%	7,661
	Total Net Assets	100.0%	$892,462

4

The Hartford Small Company Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $786,795 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$126,846
Unrealized Depreciation	(28,840)
Net Unrealized Appreciation	$98,006

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2014, the aggregate value of these securities was $29,297, which represents 3.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	3,137	Allstar Co.	$1,364
04/2014	870	Apigee Corp.	2,532
02/2014	106	Cloudera, Inc.	1,545
02/2014	83	DocuSign, Inc.	1,094
08/2013	472	Mobileye N.V.	3,293
04/2014	123	Pure Storage, Inc.	1,934
05/2014	93	Sancilio & Co., Inc.	351
09/2013	909	Telogis, Inc. Preferred	2,002
09/2013	668	Telogis, Inc.	1,323
11/2013	66	Tory Burch LLC	5,138

At July 31, 2014, the aggregate value of these securities was $29,297, which represents 3.3% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

The Hartford Small Company Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Diversification by Sector

as of July 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	16.3%
Consumer Staples	1.7
Energy	4.4
Financials	8.9
Health Care	18.3
Industrials	19.5
Information Technology	25.3
Materials	1.6
Services	0.2
Utilities	0.1
Total	96.3%
Short-Term Investments	2.8
Other Assets and Liabilities	0.9
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

6

The Hartford Small Company Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$855,300	$822,606	$7,271	$25,423
Exchange Traded Funds	532	532	–	–
Preferred Stocks	3,874	–	–	3,874
Short-Term Investments	25,095	–	25,095	–
Total	$884,801	$823,138	$32,366	$29,297

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2014
Assets:
Common Stocks	$9,923	$522	$3,517	†	$—	$12,668	$(1,567)	$360	$—	$25,423
Preferred Stocks	1,801	—	2,073	‡	—	—	—	—	—	3,874
Total	$11,724	$522	$5,590		$—	$12,668	$(1,567)	$360	$—	$29,297

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $3,394.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $2,073.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.2%
	Automobiles and Components - 1.6%
15	Goodyear (The) Tire & Rubber Co.	$370
3	Lear Corp.	254
8	Superior Industries International, Inc.	148
2	TRW Automotive Holdings Corp. ●	174
2	Visteon Corp. ●	201
		1,147
	Banks - 5.1%
7	Banco Latinoamericano de Comercio Exterior S.A. ADR	208
2	Bofi Holding, Inc. ●	127
40	Fifth Third Bancorp	821
12	Fulton Finance Corp.	133
56	Huntington Bancshares, Inc.	545
10	MainSource Financial Group, Inc.	163
15	MGIC Investment Corp. ●	113
6	Popular, Inc. ●	188
15	Radian Group, Inc.	194
44	Regions Financial Corp.	441
11	Webster Financial Corp.	301
9	Western Alliance Bancorp ●	206
2	WSFS Financial Corp.	136
		3,576
	Capital Goods - 8.3%
14	AAON, Inc.	271
6	AGCO Corp.	312
6	Altra Industrial Motion Corp.	172
4	American Railcar Industries, Inc.	267
1	American Science & Engineering, Inc.	69
5	American Woodmark Corp. ●	150
5	Argan, Inc.	183
2	EnerSys, Inc.	127
11	Exelis, Inc.	184
6	Freighter America, Inc.	127
3	Generac Holdings, Inc. ●	117
2	Hyster-Yale Materials Handling, Inc.	136
7	John Bean Technologies Corp.	180
7	Joy Global, Inc.	427
20	Meritor, Inc. ●	249
2	Moog, Inc. Class A ●	145
11	MRC Global, Inc. ●	298
2	Proto Laboratories, Inc. ●	138
4	Quanta Services, Inc. ●	124
4	Regal-Beloit Corp.	309
42	Taser International, Inc. ●	505
4	Trex Co., Inc. ●	101
7	Trinity Industries, Inc.	297
3	United Rentals, Inc. ●	307
4	URS Corp.	200
1	Valmont Industries, Inc.	189
3	Wabco Holdings, Inc. ●	263
		5,847
	Commercial and Professional Services - 3.7%
7	Avery Dennison Corp.	345
10	Barrett Business Services, Inc.	563
5	Deluxe Corp.	286
4	Dun & Bradstreet Corp.	385
13	Pitney Bowes, Inc.	354
5	Quintiles Transnational Holdings ●	297
8	R.R. Donnelley & Sons Co.	132
9	RPX Corp. ●	136
5	Tetra Technology, Inc.	131
		2,629
	Consumer Durables and Apparel - 4.2%
6	CSS Industries, Inc.	149
2	Deckers Outdoor Corp. ●	186
3	Fossil Group, Inc. ●	245
2	Hanesbrands, Inc.	225
2	Harman International Industries, Inc.	228
13	La-Z-Boy, Inc.	274
13	Nautilus Group, Inc. ●	130
1	NVR, Inc. ●	653
2	Polaris Industries, Inc.	263
4	Skechers USA, Inc. Class A ●	224
4	Steven Madden Ltd. ●	137
2	Sturm Ruger & Co., Inc.	105
6	Vera Bradley, Inc. ●	125
		2,944
	Consumer Services - 5.0%
4	American Public Education, Inc. ●	125
5	Apollo Education Group, Inc. ●	128
11	Bridgepoint Education, Inc. ●	136
8	Brinker International, Inc.	368
1	Buffalo Wild Wings, Inc. ●	131
6	Capella Education Co.	358
20	Career Education Corp. ●	104
4	Cheesecake Factory, Inc.	180
1	Cracker Barrel Old Country Store, Inc.	105
3	DeVry Education Group, Inc.	108
5	Domino's Pizza, Inc.	326
14	International Speedway Corp. Class A	415
9	ITT Educational Services, Inc. ●	131
3	Marriott Vacations Worldwide Corp. ●	144
4	Multimedia Games Holding Co., Inc. ●	92
2	Outerwall, Inc. ●	115
2	Panera Bread Co. Class A ●	280
12	Penn National Gaming, Inc. ●	126
7	Weight Watchers International, Inc.	147
		3,519
	Diversified Financials - 1.5%
25	Apollo Investment Corp.	215
8	E*Trade Financial Corp. ●	168
4	Nelnet, Inc.	148
16	New Mountain Finance Corp.	225
7	Solar Capital Ltd.	132
2	World Acceptance Corp. ●	130
		1,018
	Energy - 7.0%
25	Abraxas Petroleum Corp. ●	129
12	Alon USA Energy, Inc.	149
6	C &J Energy Services, Inc. ●	168
1	Clayton Williams Energy, Inc. ●	138
1	Core Laboratories N.V.	162
3	CVR Energy, Inc.	155
9	Delek U.S. Holdings, Inc.	251
5	Helmerich & Payne, Inc.	510
11	HollyFrontier Corp.	494
13	Magnum Hunter Resources Corp. ●	83
6	Matrix Service Co. ●	161
8	Nabors Industries Ltd.	204
5	Nuverra Environmental Solutions, Inc. ●	84

1

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.2% - (continued)
	Energy - 7.0% - (continued)
2	Oil States International, Inc. ●	$95
5	Patterson-UTI Energy, Inc.	185
9	Pioneer Energy Services Corp. ●	127
7	RPC, Inc.	160
25	Sandridge Energy, Inc. ●	151
2	SM Energy Co.	165
3	Unit Corp. ●	165
31	Vaalco Energy, Inc. ●	216
11	Valero Energy Corp.	575
11	Western Refining, Inc.	437
		4,964
	Food and Staples Retailing - 0.2%
3	Andersons (The), Inc.	140

	Food, Beverage and Tobacco - 1.4%
2	Ingredion, Inc.	162
1	Keurig Green Mountain, Inc.	96
18	Pilgrim's Pride Corp. ●	489
5	Universal Corp.	265
		1,012
	Health Care Equipment and Services - 6.3%
4	Aetna, Inc.	279
5	Anika Therapeutics, Inc. ●	219
4	Centene Corp. ●	267
2	Chemed Corp.	163
3	Computer Programs & Systems, Inc.	191
4	Cyberonics, Inc. ●	256
8	Globus Medical, Inc. ●	176
5	Health Net, Inc. ●	218
2	Hill-Rom Holdings, Inc.	79
3	ICU Medical, Inc. ●	163
3	Magellan Health, Inc. ●	150
6	Masimo Corp. ●	132
4	MEDNAX, Inc. ●	219
4	Orthofix International N.V. ●	146
4	Owens & Minor, Inc.	142
5	PharMerica Corp. ●	138
4	Providence Service Corp. ●	158
13	Quality Systems, Inc.	208
15	Select Medical Holdings Corp.	230
6	SurModics, Inc. ●	110
5	VCA, Inc. ●	201
3	Wellcare Health Plans, Inc. ●	162
10	West Pharmaceutical Services, Inc.	416
		4,423
	Household and Personal Products - 0.5%
2	Herbalife Ltd.	126
4	Nu Skin Enterprises, Inc. Class A	239
		365
	Insurance - 4.1%
5	Argo Group International Holdings Ltd.	244
7	Assurant, Inc.	437
3	Everest Re Group Ltd.	458
4	FBL Financial Group Class A	184
18	Genworth Financial, Inc. ●	234
11	Greenlight Capital Re Ltd. Class A ●	353
18	MBIA, Inc. ●	174
7	Montpelier Re Holdings Ltd.	219
19	Symetra Financial Corp.	438
9	United Insurance Holdings Corp.	134
		2,875
	Materials - 5.3%
12	A. M. Castle & Co. ●	101
13	Bemis Co., Inc.	523
4	Clearwater Paper Corp. ●	297
8	Commercial Metals Co.	131
8	Domtar Corp.	291
9	FutureFuel Corp.	142
11	Gold Resource Corp.	57
9	Huntsman Corp.	240
8	Kraton Performance Polymers, Inc. ●	169
10	Kronos Worldwide, Inc.	154
7	Myers Industries, Inc.	133
8	Olin Corp.	220
5	OM Group, Inc.	130
4	Reliance Steel & Aluminum	239
18	Resolute Forest Products ●	269
4	Scotts Miracle-Gro Co. Class A	186
2	Sensient Technologies Corp.	84
9	Steel Dynamics, Inc.	187
5	Worthington Industries, Inc.	184
		3,737
	Media - 0.5%
12	Global Sources Ltd. ●	92
9	Starz ●	262
		354
	Pharmaceuticals, Biotechnology and Life Sciences - 6.9%
7	Albany Molecular Research, Inc. ●	133
8	Anacor Pharmaceuticals, Inc. ●	137
24	Arena Pharmaceuticals, Inc. ●	111
12	Bruker Corp. ●	275
7	Cambrex Corp. ●	147
6	Charles River Laboratories International, Inc. ●	331
14	DepoMed, Inc. ●	137
13	Emergent Biosolutions, Inc. ●	295
10	Horizon Pharma, Inc. ●	83
6	Impax Laboratories, Inc. ●	150
4	Isis Pharmaceuticals, Inc. ●	115
3	Ligand Pharmaceuticals, Inc. Class B ●	143
11	Myriad Genetics, Inc. ●	384
23	Northwest Biotherapeutics, Inc. ●	152
22	Pacific Biosciences of California ●	99
4	PAREXEL International Corp. ●	230
61	PDL Biopharma, Inc.	572
18	Pozen, Inc.	130
7	Prothena Corp. plc ●	113
13	Repligen Corp. ●	277
13	Sciclone Pharmaceuticals, Inc. ●	63
3	Techne Corp.	289
6	United Therapeutics Corp. ●	509
		4,875
	Real Estate - 11.5%
8	AG Mortgage Investment Trust, Inc. REIT	145
9	Altisource Residential Corp.	216
17	American Capital Mortgage Investment Corp. REIT	329
6	American Realty Capital Properties, Inc.	77
24	Brandywine Realty Trust REIT	373
26	Capstead Mortgage Corp. REIT	336
7	CBL & Associates Properties, Inc. REIT	137

2

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.2% - (continued)
	Real Estate - 11.5% - (continued)
33	Chambers Street Properties	$255
24	Duke Realty, Inc. REIT	439
10	Equity Lifestyle Properties, Inc. REIT	425
12	First Potomac Realty Trust REIT	152
14	Franklin Street Properties Corp. REIT	175
11	Government Properties Income Trust REIT	266
8	Hatteras Financial Corp. REIT	147
10	Hospitality Properties Trust REIT	283
3	Jones Lang LaSalle, Inc.	383
30	Mack-Cali Realty Corp. REIT	626
18	MFA Mortgage Investments, Inc. REIT	145
7	NorthStar Asset Management Corp., Inc. ●	116
7	NorthStar Realty Finance Corp. ●	105
11	Pennsylvania REIT	213
47	Piedmont Office Realty Trust, Inc.	912
3	PS Business Parks, Inc. REIT	231
9	Ramco-Gershenson Properties Trust REIT	153
50	Resource Capital Corp. REIT	278
51	Retail Properties of America, Inc.	771
5	Sabra Healthcare REIT, Inc.	136
26	Two Harbors Investment Corp. REIT	268
		8,092
	Retailing - 5.0%
6	ANN, Inc. ●	209
7	Big Lots, Inc.	306
6	Buckle (The), Inc.	263
3	Children's Place, Inc.	131
4	Dillard's, Inc.	525
9	Finish Line (The), Inc.	231
6	Foot Locker, Inc.	304
13	Francescas Holding Corp. ●	161
5	GameStop Corp. Class A	222
11	Nutrisystem, Inc.	183
8	Overstock.com, Inc. ●	124
16	PetMed Express, Inc.	215
14	Pier 1 Imports, Inc.	215
7	Williams-Sonoma, Inc.	436
		3,525
	Semiconductors and Semiconductor Equipment - 2.3%
5	Ambarella, Inc. ●	155
27	Amkor Technology, Inc. ●	238
8	Cirrus Logic, Inc. ●	168
11	Kulicke & Soffa Industries, Inc. ●	147
20	ON Semiconductor Corp. ●	170
17	RF Micro Devices, Inc. ●	184
33	Silicon Image, Inc. ●	162
8	Skyworks Solutions, Inc.	381
		1,605
	Software and Services - 8.5%
6	Aspen Technology, Inc. ●	252
17	AVG Technologies N.V. ●	286
11	Booz Allen Hamilton Holding Corp.	238
21	CA, Inc.	606
12	Carbonite, Inc. ●	113
5	Comverse, Inc. ●	123
2	Constant Contact, Inc. ●	72
7	Convergys Corp.	126
9	Conversant, Inc. ●	201
5	CSG Systems International, Inc.	128
16	Digital River, Inc. ●	223
2	DST Systems, Inc.	216
14	Global Cash Access, Inc. ●	120
5	iGate Corp. ●	160
7	Leidos Holdings, Inc.	251
5	Manhattan Associates, Inc. ●	135
8	Mentor Graphics Corp.	150
6	Pegasystems, Inc.	132
6	PTC, Inc. ●	216
2	SS&C Technologies Holdings, Inc. ●	74
17	Synopsys, Inc. ●	642
10	Take-Two Interactive Software, Inc. ●	221
25	TiVo, Inc. ●	330
7	Travelzoo, Inc. ●	119
7	VeriFone Systems, Inc. ●	235
9	Verint Systems, Inc. ●	404
5	Web.com Group, Inc. ●	135
2	WebMD Health Corp. ●	100
		6,008
	Technology Hardware and Equipment - 3.8%
6	Arris Group, Inc. ●	195
4	Arrow Electronics, Inc. ●	232
3	Benchmark Electronics, Inc. ●	75
47	Brocade Communications Systems, Inc.	437
9	Clearfield, Inc. ●	121
13	Comtech Telecommunications Corp.	429
4	Echostar Corp. ●	218
7	Ingram Micro, Inc. ●	195
4	Lexmark International, Inc.	197
2	Plexus Corp. ●	71
12	QLogic Corp. ●	113
41	Sonus Networks, Inc. ●	145
4	SYNNEX Corp. ●	238
		2,666
	Telecommunication Services - 0.8%
25	Frontier Communications Co.	165
9	Spok Holdings, Inc.	141
11	Telephone & Data Systems, Inc.	285
		591
	Transportation - 2.3%
21	Alaska Air Group, Inc.	910
2	Allegiant Travel Co.	210
4	ArcBest Corp.	111
3	Avis Budget Group, Inc. ●	157
10	Swift Transportation Co. ●	213
		1,601
	Utilities - 3.4%
60	Atlantic Power Corp.	226
2	El Paso Electric Co.	77
6	Empire District Electric Co.	145
17	Great Plains Energy, Inc.	416
6	New Jersey Resources Corp.	312
6	Pinnacle West Capital Corp.	321
25	Westar Energy, Inc.	915
		2,412
	Total Common Stocks
	( Cost $62,476)	$69,925

	Total Long-Term Investments
	(Cost $62,476)	$69,925

3

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 0.9%
Repurchase Agreements - 0.9%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $77, collateralized by GNMA 4.00%, 2044, value of $79)
$77	0.08%, 7/31/2014		$77
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $30,
collateralized by FHLMC 2.00% - 3.50%, 2023 -
2043, FNMA 2.00% - 4.50%, 2026 - 2042,
	GNMA 3.00%, 2043, value of $31)
30	0.08%, 7/31/2014		30
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $65,
collateralized by U.S. Treasury Bill 0.05% -
0.10%, 2014 - 2015, U.S. Treasury Bond 2.75%
- 11.25%, 2015 - 2044, U.S. Treasury Note
	0.13% - 4.63%, 2014 - 2023, value of $66)
65	0.07%, 7/31/2014		65
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $87, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $88)
87	0.06%, 7/31/2014		87
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $64, collateralized by U.S. Treasury
Bond 6.38%, 2027, U.S. Treasury Note 0.75% -
	3.38%, 2018 - 2023, value of $65)
64	0.06%, 7/31/2014		64
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $79, collateralized by U.S. Treasury
Bill 0.12%, 2015, U.S. Treasury Bond 5.00%,
2037, U.S. Treasury Note 2.63%, 2020, value of
	$81)
79	0.09%, 7/31/2014		79
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $47, collateralized by U.S. Treasury
Bond 4.38%, 2040, U.S. Treasury Note 0.25% -
	4.25%, 2015 - 2018, value of $48)
47	0.07%, 7/31/2014		47
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $171,
collateralized by FHLMC 3.50% - 4.00%, 2026 -
2043, FNMA 2.50% - 5.00%, 2025 - 2044, U.S.
	Treasury Note 0.50%, 2016, value of $174)
171	0.08%, 7/31/2014		171
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $2, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $2)
2	0.07%, 7/31/2014		2
			622
	Total Short-Term Investments
	(Cost $622)		$622

	Total Investments
	(Cost $63,098) ▲	100.1%	$70,547
	Other Assets and Liabilities	(0.1)%	(42)
	Total Net Assets	100.0%	$70,505

4

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $63,203 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,353
Unrealized Depreciation	(3,009)
Net Unrealized Appreciation	$7,344

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of July 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	16.3%
Consumer Staples	2.1
Energy	7.0
Financials	22.2
Health Care	13.2
Industrials	14.3
Information Technology	14.6
Materials	5.3
Services	0.8
Utilities	3.4
Total	99.2%
Short-Term Investments	0.9
Other Assets and Liabilities	(0.1)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$69,925	$69,925	$–	$–
Short-Term Investments	622	–	622	–
Total	$70,547	$69,925	$622	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

The Hartford Strategic Income Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 15.4%
Finance and Insurance - 15.4%
	Real Estate Credit (Mortgage Banking) - 15.4%
	American Home Mortgage Assets Trust
$477	0.28%, 03/25/2047 Δ	$386
866	1.06%, 10/25/2046 ╦Δ	637
	Banc of America Funding Corp.
686	0.35%, 10/20/2036 Δ	493
232	5.85%, 01/25/2037	188
	Banc of America Mortgage Securities
441	2.77%, 09/25/2035 Δ	420
	BCAP LLC Trust
820	0.33%, 01/25/2037 Δ	618
813	0.34%, 03/25/2037 ╦Δ	662
676	0.37%, 05/25/2047 Δ	504
	Bear Stearns Adjustable Rate Mortgage Trust
998	2.41%, 10/25/2035 ╦Δ	990
	Bear Stearns Alt-A Trust
1,249	0.53%, 05/25/2036 ╦Δ	911
	Chase Mortgage Finance Corp.
1,050	5.50%, 11/25/2035 ╦	1,044
	Commercial Mortgage Trust
492	4.40%, 07/10/2045 ■Δ	416
2,685	4.50%, 03/10/2046 ■╦Δ	1,763
	Countrywide Alternative Loan Trust
777	0.47%, 11/25/2035 ╦Δ	635
1,849	5.75%, 05/25/2036	1,574
	Countrywide Home Loans, Inc.
1,328	2.67%, 09/25/2047 Δ	1,185
1,399	5.75%, 08/25/2037	1,342
	Deutsche Alt-A Securities, Inc. Mortgage
868	0.28%, 08/25/2036 ╦Δ	663
452	0.30%, 03/25/2037 Δ	312
	Downey S & L Assoc Mortgage Loan Trust
395	1.04%, 03/19/2046 Δ	307
	First Franklin Mortgage Loan Trust
1,155	0.39%, 04/25/2036 ╦Δ	754
	First Horizon Alternative Mortgage Securities
2,220	2.21%, 04/25/2036 ╦Δ	1,883
1,988	2.24%, 09/25/2035 ╦Δ	1,749
	First Horizon Mortgage Pass-Through Trust
178	2.53%, 08/25/2037 Δ	148
	GMAC Mortgage Corp. Loan Trust
159	2.94%, 04/19/2036 Δ	144
1,194	3.10%, 09/19/2035 Δ	1,123
	GS Mortgage Securities Trust
465	3.67%, 04/10/2047 ■Δ	312
1,795	5.02%, 11/10/2045 ■╦Δ	1,794
	GSAA Home Equity Trust
954	0.23%, 12/25/2046 Δ	536
2,018	0.24%, 02/25/2037 ╦Δ	1,079
1,521	0.25%, 03/25/2037 ╦Δ	804
1,131	0.33%, 03/25/2047 ╦Δ	623
664	5.88%, 09/25/2036	383
	GSAMP Trust
2,191	0.25%, 01/25/2037 ╦Δ	1,303
	GSR Mortgage Loan Trust
1,680	2.66%, 01/25/2036 Δ	1,567
174	2.68%, 10/25/2035 Δ	154
1,377	2.77%, 04/25/2035 ╦Δ	1,349
	Harborview Mortgage Loan Trust
1,198	0.35%, 01/19/2038 ╦Δ	1,039
1,585	0.38%, 05/19/2047 Δ	622
4,492	0.40%, 12/19/2036 ╦Δ	3,008
978	0.49%, 09/19/2035 ╦Δ	745
	Hilton USA Trust
1,395	3.90%, 11/05/2030 ■╦Δ	1,400
	Home Equity Loan Trust
585	2.48%, 11/25/2035 Δ	554
	IMPAC Commercial Mortgage Backed Trust
123	1.65%, 02/25/2036 Δ	120
	Impac Secured Assets Trust
2,351	0.43%, 08/25/2036 ╦Δ	1,825
	IndyMac Index Mortgage Loan Trust
578	0.43%, 07/25/2035 Δ	502
357	0.44%, 01/25/2036 Δ	242
1,958	0.56%, 07/25/2046 ╦Δ	1,050
939	2.52%, 03/25/2036 ╦Δ	742
582	2.62%, 12/25/2036 Δ	512
	JP Morgan Chase Commercial Mortgage Securities Corp.
206	2.75%, 10/15/2045 ■	158
	JP Morgan Chase Commercial Mortgage Security
485	4.57%, 12/15/2047 ■Δ	420
	JP Morgan Mortgage Trust
517	2.64%, 08/25/2036 Δ	445
2,059	2.74%, 05/25/2036 ╦Δ	1,907
426	3.21%, 09/25/2035 Δ	408
	Lehman XS Trust
571	0.37%, 07/25/2046 Δ	447
220	0.39%, 06/25/2047 Δ	154
114	1.01%, 09/25/2047 Δ	95
	Merrill Lynch Mortgage Investors Trust
465	2.51%, 07/25/2035 Δ	397
	Morgan Stanley ABS Capital I
1,236	0.30%, 06/25/2036 ╦Δ	960
	Morgan Stanley BAML Trust
390	4.50%, 08/15/2045 ■	306
	Morgan Stanley Mortgage Loan Trust
1,296	0.33%, 05/25/2036 - 11/25/2036 Δ	583
	RBSGC Mortage Pass Through Certificates
726	6.25%, 01/25/2037 ‡	683
	Residential Accredit Loans, Inc.
287	0.92%, 09/25/2046 Δ	198
2,526	1.42%, 11/25/2037 ‡Δ	1,592
	Residential Asset Securitization Trust
899	0.60%, 03/25/2035 Δ	709
	Residential Funding Mortgage Securities, Inc.
139	3.04%, 04/25/2037 ‡Δ	121
	Sequoia Mortgage Trust
303	0.43%, 01/20/2035 ‡Δ	290
77	2.47%, 07/20/2037 Δ	64
	Soundview Home Equity Loan Trust, Inc.
1,566	0.39%, 07/25/2036 ‡Δ	929
	Springleaf Mortgage Loan Trust
1,035	3.52%, 12/25/2065 ■	1,057
	Structured Adjustable Rate Mortgage Loan Trust
525	0.30%, 02/25/2037 ‡Δ	370
2,235	2.44%, 02/25/2036 Δ	1,798

1

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Asset and Commercial Mortgage Backed Securities - 15.4% - (continued)
Finance and Insurance - 15.4% - (continued)
		Real Estate Credit (Mortgage Banking) - 15.4% - (continued)
		Structured Asset Mortgage Investments, Inc.
	$2,450	0.38%, 02/25/2036 - 05/25/2046 ‡Δ	$1,843
		UBS-Barclays Commercial Mortgage Trust
	240	4.23%, 03/10/2046 ■Δ	202
		VNO Mortgage Trust
	710	4.08%, 12/13/2029 ■Δ	719
		Wells Fargo Alternative Loan Trust
	254	2.66%, 12/28/2037 Δ	208
	278	6.25%, 11/25/2037	263
		Wells Fargo Mortgage Backed Securities Trust
	1,461	2.62%, 04/25/2036 Δ	1,431
	464	2.70%, 09/25/2036 ‡Δ	433
	171	5.19%, 10/25/2035 ‡Δ	171
		WF-RBS Commercial Mortgage Trust
	1,750	4.96%, 11/15/2045 ■‡Δ	1,561
	170	5.00%, 06/15/2044 ■‡	160
			64,198
		Total Asset and Commercial Mortgage Backed Securities
		(Cost $59,546)	$64,198

Corporate Bonds - 18.5%
Accommodation and Food Services - 0.1%
		Traveler Accommodation - 0.1%
		Choice Hotels International, Inc.
	$420	5.75%, 07/01/2022	$454

Administrative Waste Management and Remediation - 0.3%
		Business Support Services - 0.1%
		Equinix, Inc.
	50	4.88%, 04/01/2020	50
	205	5.38%, 04/01/2023	206
			256
		Investigation and Security Services - 0.2%
		ADT (The) Corp.
	830	6.25%, 10/15/2021 ╦	859

		Waste Treatment and Disposal - 0.0%
		Clean Harbors, Inc.
	60	5.13%, 06/01/2021	60
	121	5.25%, 08/01/2020	122
			182
			1,297
Arts, Entertainment and Recreation - 0.6%
		Cable and Other Subscription Programming - 0.1%
		CCO Holdings LLC
	30	5.13%, 02/15/2023	29
	25	5.25%, 09/30/2022	24
	70	5.75%, 09/01/2023	70
		Numericable Group S.A.
	235	4.88%, 05/15/2019 ■	236
			359
		Newspaper, Periodical, Book and Database Publisher - 0.3%
		Gannett Co., Inc.
	825	5.13%, 10/15/2019 ■╦	843
	275	5.13%, 07/15/2020	278
			1,121

		Radio and Television Broadcasting - 0.2%
		Grupo Televisa SAB
	365	5.00%, 05/13/2045	364
		NBC Universal Enterprise
	440	5.25%, 12/19/2049 ■	458
			822
			2,302
Computer and Electronic Product Manufacturing - 0.3%
		Computer and Peripheral Equipment Manufacturing - 0.3%
		SBA Tower Trust
	1,355	3.60%, 04/15/2043 ■‡	1,358

Construction - 0.1%
		Residential Building Construction - 0.1%
		Lennar Corp.
	600	4.50%, 06/15/2019	600

Finance and Insurance - 9.5%
		Activities Related To Credit Banking - 0.8%
		Banco Santander S.A.
EUR	2,500	6.25%, 03/12/2049 ╦§	3,452

		Commercial Banking - 1.2%
		Barclays Bank plc
	450	7.75%, 04/10/2023	501
EUR	925	8.00%, 12/15/2049	1,338
	1,050	8.25%, 12/15/2018 ♠β	1,113
		Credit Suisse AG
EUR	475	5.75%, 09/18/2025 §	709
		Credit Suisse Group AG
	590	6.25%, 12/18/2024 ■♠Δ	591
	675	7.88%, 02/24/2041 §	724
			4,976
		Consumer Lending - 0.1%
		Minerva Luxembourg S.A.
	560	7.75%, 01/31/2023 ■	600

		Depository Credit Banking - 0.5%
		Citigroup, Inc.
	310	6.68%, 09/13/2043	384
		HSBC Holdings plc
	450	5.25%, 03/14/2044	478
		KBC Groep N.V.
EUR	575	5.63%, 03/19/2019 §♠	764
		UniCredit S.p.A.
	500	8.00%, 06/03/2024 §♠	524
			2,150
		Insurance Carriers - 0.8%
		AXA S.A.
	1,330	6.46%, 12/14/2018 ■╦♠Δ	1,420
		Mapfre S.A.
EUR	1,450	5.92%, 07/24/2037	2,064
			3,484
		International Trade Financing (Foreign Banks) - 3.3%
		AerCap Ireland Capital Ltd.
	700	4.50%, 05/15/2021 ■╦	693
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	1,600	7.00%, 12/29/2049 §	2,266
	1,200	9.00%, 05/09/2018 §♠	1,323

2

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 18.5% - (continued)
Finance and Insurance - 9.5% - (continued)
		International Trade Financing (Foreign Banks) - 3.3% - (continued)
		Bank of Ireland
EUR	775	10.00%, 07/30/2016 §	$1,133
		Credit Agricole S.A.
EUR	1,050	6.50%, 06/23/2049 §	1,468
		Development Bank of Kazakhstan JSC
	325	4.13%, 12/10/2022 §	308
		Societe Generale
	785	6.00%, 01/27/2020 ■♠	756
EUR	650	6.75%, 04/07/2049 §	901
	2,350	8.25%, 11/29/2018 §‡♠	2,517
		Vnesheconombank Via VEB Finance plc
	300	5.94%, 11/21/2023 §	272
		VTB Capital S.A.
	1,525	6.88%, 05/29/2018 §‡	1,493
			13,130
		Monetary Authorities - Central Bank - 0.9%
		Lloyds Banking Group plc
EUR	1,825	6.38%, 06/27/2049 §	2,609
GBP	750	7.00%, 12/29/2049 §	1,288
			3,897
		Nondepository Credit Banking - 0.7%
		CIT Group, Inc.
	1,017	5.50%, 02/15/2019 ■╦	1,086
		Navient Corp.
	340	5.50%, 01/15/2019	352
	100	6.00%, 01/25/2017	107
	545	6.25%, 01/25/2016	575
	490	8.45%, 06/15/2018	566
			2,686
		Securities and Commodity Contracts and Brokerage - 1.2%
		JP Morgan Chase & Co.
	2,345	5.63%, 08/16/2043 ╦	2,657
		Nationwide Building Society
GBP	1,525	6.88%, 03/11/2049 §	2,627
			5,284
			39,659
Food Manufacturing - 0.5%
		Bakeries and Tortilla Manufacturing - 0.5%
		Grupo Bimbo S.A.B. de C.V.
	2,125	4.88%, 06/27/2044 ■	2,069

Health Care and Social Assistance - 0.7%
		General Medical and Surgical Hospitals - 0.7%
		Community Health Systems, Inc.
	205	5.13%, 08/01/2021 ■	207
		HCA, Inc.
	455	3.75%, 03/15/2019	452
	305	4.75%, 05/01/2023	301
	500	6.50%, 02/15/2020	543
		Tenet Healthcare Corp.
	1,380	6.00%, 10/01/2020 ‡	1,442
			2,945
		Individual and Family Services - 0.0%
		Wellcare Health Plans, Inc.
	175	5.75%, 11/15/2020 ‡	178

			3,123

Information - 1.9%
		Cable and Other Program Distribution - 0.2%
		DISH DBS Corp.
	350	6.75%, 06/01/2021	385
	425	7.88%, 09/01/2019	489
			874
		Data Processing Services - 0.1%
		Audatex North America, Inc.
	585	6.00%, 06/15/2021 ■	613

		Software Publishers - 0.4%
		Activision Blizzard, Inc.
	1,390	5.63%, 09/15/2021 ■╦	1,459

		Telecommunications - Other - 0.4%
		Sprint Communications, Inc.
	799	7.00%, 03/01/2020 ■‡	899
	451	9.00%, 11/15/2018 ■‡	529
		Wind Acquisition Finance S.A.
	350	4.75%, 07/15/2020 ■	342
			1,770
		Telecommunications - Wireless Carriers - 0.8%
		MTS International Funding Ltd.
	1,040	5.00%, 05/30/2023 ■╦	964
		T-Mobile USA, Inc.
	315	5.25%, 09/01/2018 ‡	325
	85	6.13%, 01/15/2022 ‡	87
	400	6.46%, 04/28/2019 ‡	417
	160	6.63%, 04/28/2021 ‡	168
	195	6.73%, 04/28/2022 ‡	204
		VimpelCom Holdings B.V.
	1,285	5.95%, 02/13/2023 ■‡	1,192
			3,357
			8,073
Machinery Manufacturing - 0.2%
		Agriculture, Construction, Mining and Machinery - 0.2%
		Case New Holland Industrial, Inc.
	585	7.88%, 12/01/2017 ╦	668

Mining - 0.3%
		Coal Mining - 0.2%
		Peabody Energy Corp.
	860	6.50%, 09/15/2020 ╦	824

		Nonmetallic Mineral Mining and Quarrying - 0.1%
		FMG Resources Aug 2006
	396	6.88%, 04/01/2022 ■	421

			1,245
Motor Vehicle and Parts Manufacturing - 0.1%
		Motor Vehicle Manufacturing - 0.1%
		General Motors Co.
	360	6.25%, 10/02/2043	408

Nonmetallic Mineral Product Manufacturing - 0.3%
		Cement and Concrete Product Manufacturing - 0.3%
		Grupo Cementos Chihuahua
	1,180	8.13%, 02/08/2020 ■	1,295

3

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 18.5% - (continued)
Other Services - 0.1%
		Commercial and Industrial Machinery and Equipment - 0.1%
		Cardtronics, Inc.
	$315	5.13%, 08/01/2022 ■	$316

Paper Manufacturing - 0.1%
		Converted Paper Product Manufacturing - 0.1%
		Clearwater Paper Corp.
	315	5.38%, 02/01/2025 ■	314

Petroleum and Coal Products Manufacturing - 0.6%
		Oil and Gas Extraction - 0.6%
		Denbury Resources, Inc.
	215	5.50%, 05/01/2022	211
		EDC Finance Ltd.
	1,115	4.88%, 04/17/2020 ■	1,015
		Harvest Operations Corp.
	181	6.88%, 10/01/2017	195
		KazMunayGas National Co. JSC
	980	11.75%, 01/23/2015 ╦§	1,027
			2,448
Pipeline Transportation - 1.2%
		Pipeline Transportation of Natural Gas - 1.2%
		El Paso Corp.
	520	7.00%, 06/15/2017	573
		Energy Transfer Equity L.P.
	2,125	5.95%, 10/01/2043 ╦	2,362
	1,005	7.50%, 10/15/2020 ╦	1,123
		Kinder Morgan Finance Co.
	950	6.00%, 01/15/2018 ■╦	1,029
			5,087
Primary Metal Manufacturing - 0.1%
		Iron and Steel Mills and Ferroalloy Manufacturing - 0.1%
		United States Steel Corp.
	260	7.38%, 04/01/2020 ‡	285

Rail Transportation - 0.1%
		Rail Transportation - 0.1%
		Kazakhstan Temir Zholy Finance B.V.
	385	6.95%, 07/10/2042 §	433

Real Estate, Rental and Leasing - 0.3%
		Industrial Machinery and Equipment Rental and Leasing - 0.3%
		International Lease Finance Corp.
	490	5.88%, 04/01/2019 - 08/15/2022	521
	485	6.75%, 09/01/2016 ■	531
			1,052
Retail Trade - 0.6%
		Building Material and Supplies Dealers - 0.1%
		Building Materials Corp.
	174	6.75%, 05/01/2021 ■	185
	141	7.50%, 03/15/2020 ■	148
			333
		Clothing Stores - 0.2%
		Carter's, Inc.
	950	5.25%, 08/15/2021 ■╦	988

		Electronics and Appliance Stores - 0.2%
		Arcelik AS
	995	5.00%, 04/03/2023 ■	964

		Other Miscellaneous Store Retailers - 0.1%
		Sotheby's
	365	5.25%, 10/01/2022 ■‡	357

			2,642
Transportation Equipment Manufacturing - 0.1%
		Ship and Boat Building - 0.1%
		Huntington Ingalls Industries, Inc.
	405	7.13%, 03/15/2021	433

Utilities - 0.4%
		Electric Generation, Transmission and Distribution - 0.4%
		AES (The) Corp.
	1,100	8.00%, 06/01/2020 ╦	1,298
		Dolphin Subsidiary II, Inc.
	265	7.25%, 10/15/2021	279
			1,577
		Total Corporate Bonds
		(Cost $75,950)	$77,138

Foreign Government Obligations - 33.7%
		Argentina - 0.6%
		Argentina (Republic of)
	$2,777	0.00%, 04/17/2017 - 12/31/2033 ●	$2,464
			2,464
		Austria - 0.2%
		Austria (Republic of)
EUR	325	1.15%, 10/19/2018 ■	451
EUR	180	1.75%, 10/20/2023 ■	251
			702
		Belgium - 0.2%
		Belgium (Kingdom of)
EUR	515	1.25%, 06/22/2018 §	715
EUR	195	2.60%, 06/22/2024 ■	286
			1,001
		Brazil - 3.9%
		Brazil (Federative Republic of)
	1,540	5.00%, 01/27/2045 ☼	1,482
	571	5.63%, 01/07/2041	606
	400	5.88%, 01/15/2019	452
BRL	11,160	6.00%, 05/15/2045 ◄╦	4,869
	721	8.00%, 01/15/2018 ╦	804
	2,195	8.25%, 01/20/2034 ╦	3,024
BRL	2,640	10.00%, 01/01/2017 ╦	1,127
BRL	1,451	10.17%, 07/01/2015 ○	581
	800	11.00%, 08/17/2040 ╦	882
	1,295	12.25%, 03/06/2030 ╦	2,383
			16,210

4

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 33.7% - (continued)
		Colombia - 2.5%
		Colombia (Republic of)
COP	3,168,792	3.50%, 04/17/2019 ◄	$1,722
	1,350	4.38%, 07/12/2021 ╦	1,438
	565	5.63%, 02/26/2044 ╦	630
	1,055	6.13%, 01/18/2041 ╦	1,258
COP	2,116,800	7.00%, 05/04/2022	1,149
	1,245	7.38%, 09/18/2037 ╦	1,681
	430	8.13%, 05/21/2024	578
COP	56,000	9.85%, 06/28/2027	38
	1,295	11.75%, 02/25/2020 ╦	1,868
COP	103,000	12.00%, 10/22/2015	60
			10,422
		Denmark - 0.1%
		Denmark (Kingdom of)
DKK	1,745	4.00%, 11/15/2019	371

		Finland - 0.1%
		Finland (Republic of)
EUR	150	1.13%, 09/15/2018 ■	208
EUR	90	1.50%, 04/15/2023 ■	124
			332
		France - 0.6%
		France (Government of)
EUR	1,850	1.00%, 11/25/2018 ╦	2,545

		Germany - 0.1%
		Germany (Federal Republic of)
EUR	185	0.25%, 04/13/2018	249

		Hungary - 0.9%
		Hungary (Republic of)
	784	5.38%, 02/21/2023 ╦	835
	296	5.75%, 11/22/2023	322
	360	6.25%, 01/29/2020	405
	444	6.38%, 03/29/2021	506
HUF	85,600	6.75%, 02/24/2017	398
HUF	21,650	7.50%, 11/12/2020	109
	966	7.63%, 03/29/2041 ╦	1,229
			3,804
		Iceland - 0.1%
		Iceland (Republic of)
	250	5.88%, 05/11/2022 §	276

		Indonesia - 2.4%
		Indonesia (Republic of)
	1,440	4.88%, 05/05/2021 ╦§	1,528
	710	6.63%, 02/17/2037 ╦§	820
	965	6.75%, 01/15/2044 ╦§	1,152
	2,155	6.88%, 01/17/2018 ╦§	2,451
	1,800	7.75%, 01/17/2038 ╦§	2,331
IDR	4,879,000	8.38%, 03/15/2024	432
	860	8.50%, 10/12/2035 ╦§	1,189
			9,903
		Ireland - 0.1%
		Ireland (Republic of)
EUR	60	3.40%, 03/18/2024 §	88
EUR	230	4.50%, 10/18/2018	357
			445
		Italy - 0.8%
		Italy (Republic of)
EUR	2,155	3.50%, 11/01/2017 ╦	3,127
EUR	30	3.75%, 09/01/2024	44
			3,171
		Japan - 0.8%
		Japan (Government of)
JPY	306,750	0.30%, 03/20/2017 - 09/20/2018 ╦	3,002
JPY	50,000	1.10%, 03/20/2021	513
			3,515
		Latvia - 0.5%
		Latvia (Republic of)
	1,900	5.25%, 02/22/2017 - 06/16/2021 ╦§	2,088
			2,088
		Lithuania - 0.6%
		Lithuania (Republic of)
	1,305	6.13%, 03/09/2021 ╦§	1,527
	725	6.75%, 01/15/2015 ╦§	744
	150	7.38%, 02/11/2020 §	183
			2,454
		Malaysia - 0.3%
		Malaysia (Government of)
MYR	1,620	4.26%, 09/15/2016	516
MYR	2,565	4.38%, 11/29/2019 ╦	827
			1,343
		Mexico - 3.3%
		Mexico (United Mexican States)
MXN	14,190	2.00%, 06/09/2022 ◄╦	1,063
	580	3.50%, 01/21/2021	595
	3,126	4.75%, 03/08/2044 ╦	3,134
	2,272	5.75%, 10/12/2110 ╦	2,416
	1,290	6.05%, 01/11/2040 ╦	1,558
MXN	7,236	6.50%, 06/10/2021 - 06/09/2022	581
	830	6.75%, 09/27/2034 ╦	1,069
MXN	2,125	7.75%, 12/14/2017	178
MXN	14,328	8.00%, 06/11/2020 - 12/07/2023 ╦	1,253
MXN	6,916	9.50%, 12/18/2014	535
MXN	14,971	10.00%, 12/05/2024 ╦	1,494
			13,876
		Netherlands - 0.3%
		Netherlands (Government of)
EUR	390	1.25%, 01/15/2019 ■	543
EUR	210	1.75%, 07/15/2023 ■	294
EUR	290	4.00%, 07/15/2016 ■	418
			1,255
		Nigeria - 0.0%
		Nigeria (Federal Republic of)
NGN	29,550	16.00%, 06/29/2019	215

		Norway - 0.0%
		Norway (Kingdom of)
NOK	955	3.75%, 05/25/2021	169

		Panama - 0.3%
		Panama (Republic of)
	870	8.88%, 09/30/2027 ╦	1,246

5

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 33.7% - (continued)
		Peru - 1.3%
		Peru (Republic of)
PEN	650	7.84%, 08/12/2020	$269
PEN	6,700	8.20%, 08/12/2026 ╦	2,950
	1,450	8.75%, 11/21/2033 ╦	2,211
			5,430
		Philippines - 1.2%
		Philippines (Republic of)
	580	5.50%, 03/30/2026 ╦	668
	945	6.38%, 01/15/2032 ╦	1,177
	2,035	10.63%, 03/16/2025 ╦	3,215
			5,060
		Poland - 0.3%
		Poland (Republic of)
PLN	205	4.00%, 10/25/2023	69
PLN	2,375	5.25%, 10/25/2017 - 10/25/2020	838
PLN	1,080	5.75%, 10/25/2021	401
			1,308
		Romania - 0.7%
		Romania (Republic of)
	610	4.38%, 08/22/2023 §‡	628
	1,116	6.13%, 01/22/2044 §‡	1,269
	1,026	6.75%, 02/07/2022 §‡	1,224
			3,121
		Russia - 4.5%
		Russia (Federation of)
	1,400	3.25%, 04/04/2017 §‡	1,444
	3,400	3.63%, 04/29/2015 §‡	3,447
	3,000	4.88%, 09/16/2023 §‡	2,982
	1,900	5.00%, 04/29/2020 §‡	1,967
RUB	20,625	7.00%, 06/03/2015 ‡Δ	571
RUB	14,000	7.40%, 06/14/2017 ‡	374
	3,610	7.50%, 03/31/2030 §‡	4,086
RUB	57,450	8.15%, 02/03/2027 ‡	1,486
	1,450	12.75%, 06/24/2028 §‡	2,407
			18,764
		Singapore - 0.1%
		Singapore (Republic of)
SGD	400	3.75%, 09/01/2016 ‡	343

		Slovenia - 0.1%
		Slovenia (Republic of)
	385	5.85%, 05/10/2023 ‡	429

		South Africa - 0.7%
		South Africa (Republic of)
ZAR	575	7.00%, 02/28/2031 ‡	46
ZAR	18,175	7.75%, 02/28/2023	1,660
ZAR	11,345	8.00%, 12/21/2018 - 01/31/2030 ‡	1,048
ZAR	1,730	8.25%, 09/15/2017 ‡	166
			2,920
		Spain - 0.7%
		Spain (Kingdom of)
EUR	1,215	4.50%, 01/31/2018 ‡	1,831
EUR	560	5.50%, 04/30/2021 ‡	930
			2,761
		Sweden - 0.1%
		Sweden (Kingdom of)
SEK	2,615	3.75%, 08/12/2017 ‡	416

		Switzerland - 0.1%
		Switzerland (Government of)
CHF	50	2.00%, 05/25/2022 §‡	62
CHF	145	3.00%, 01/08/2018 §‡	176
			238
		Turkey - 3.1%
		Turkey (Republic of)
	2,020	5.13%, 03/25/2022 ‡	2,137
	2,184	6.00%, 01/14/2041 ‡	2,347
	2,472	6.75%, 04/03/2018 - 05/30/2040 ‡	2,841
	1,100	7.00%, 09/26/2016 ‡	1,211
	640	7.25%, 03/15/2015 ‡	664
	670	7.38%, 02/05/2025 ‡	818
	1,785	7.50%, 07/14/2017 ‡	2,030
TRY	1,525	10.14%, 06/17/2015	722
TRY	785	10.50%, 01/15/2020	397
			13,167
		Ukraine - 0.8%
		Ukraine (Government of)
	3,280	6.25%, 06/17/2016 §‡	3,157

		United Kingdom - 0.3%
		United Kingdom (Government of)
GBP	220	1.00%, 09/07/2017 §‡	366
GBP	250	1.25%, 07/22/2018 §‡	413
GBP	255	2.00%, 01/22/2016 §‡	438
			1,217
		Uruguay - 0.1%
		Uruguay (Republic of)
	460	4.13%, 11/20/2045 ‡	398

		Venezuela - 0.9%
		Venezuela (Republic of)
	1,195	8.25%, 10/13/2024 §‡	935
	2,355	11.95%, 08/05/2031 §‡	2,232
	805	12.75%, 08/23/2022 §‡	817
			3,984
		Total Foreign Government Obligations
		(Cost $138,669)	$140,769

Municipal Bonds - 0.8%
		Higher Education (Univ., Dorms, etc.) - 0.2%
		University of California
	$835	4.60%, 05/15/2031 ‡	$909

		Miscellaneous - 0.4%
		Puerto Rico Commonwealth Govt Retirement System
	485	6.55%, 07/01/2058	244
		Puerto Rico Government Employees Retirement System
	2,365	6.30%, 07/01/2043 ‡	1,256
			1,500
		Tax Allocation - 0.2%
		New York City, NY, Transitional FA Rev
	860	5.00%, 11/01/2038 ╦	958

		Total Municipal Bonds
		(Cost $3,345)	$3,367

6

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 25.0%
Accommodation and Food Services - 0.1%
	Traveler Accommodation - 0.1%
	Four Seasons Holdings, Inc.
$308	3.50%, 06/29/2020	$306
275	6.25%, 12/28/2020	276
		582
Administrative Waste Management and Remediation - 0.8%
	Business Support Services - 0.7%
	Acosta, Inc.
1,099	4.25%, 03/02/2018 ╦	1,098
	Audio Visual Services Group, Inc.
254	4.50%, 01/25/2021	254
	Filtration Group, Inc.
249	4.50%, 11/20/2020	249
105	8.25%, 11/22/2021	107
	PRA Holdings, Inc.
796	4.50%, 09/23/2020	792
		2,500
	Services to Buildings and Dwellings - 0.0%
	Brickman Group Holdings, Inc.
254	4.00%, 12/18/2020	250

	Waste Treatment and Disposal - 0.1%
	ADS Waste Holdings, Inc.
428	3.75%, 10/09/2019	425

		3,175
Agriculture, Construction, Mining and Machinery - 0.3%
	Other General Purpose Machinery Manufacturing - 0.3%
	Pro Mach, Inc.
397	4.50%, 07/06/2017	398
	Signode Industrial Group US, Inc.
1,030	4.00%, 05/01/2021 ‡	1,023
		1,421
Air Transportation - 0.4%
	Scheduled Air Transportation - 0.4%
	Delta Air Lines, Inc.
606	3.25%, 10/18/2018	604
	Delta Air Lines, Inc., Term Loan
977	3.25%, 04/20/2017	975
		1,579
Apparel Manufacturing - 0.5%
	Apparel Knitting Mills - 0.5%
	Bauer Performance Sports Ltd.
242	4.00%, 04/15/2021	242
	J. Crew Group, Inc.
977	4.00%, 03/05/2021	952
	Kate Spade & Co.
920	4.00%, 04/09/2021	912
		2,106
Arts, Entertainment and Recreation - 2.8%
	Cable and Other Subscription Programming - 0.1%
	Numericable
550	4.50%, 05/21/2020	551

	Gambling Industries - 0.7%
	Caesars Entertainment Operating Co., Inc.
1,321	5.96%, 01/28/2018 ╦	1,209
508	9.50%, 10/31/2016	506
	Caesars Growth Property Holdings LLC
460	6.25%, 05/08/2021	457
	MGM Resorts International
906	3.50%, 12/20/2019	899
		3,071
	Newspaper, Periodical, Book and Database Publisher - 0.3%
	Tribune Co.
1,174	4.00%, 12/27/2020 ‡	1,170

	Other Amusement and Recreation Industries - 0.7%
	24 Hour Fitness Worldwide, Inc.
650	4.75%, 05/28/2021	651
	Hoyts Group Holdings LLC
752	4.00%, 05/29/2020	749
	Town Sports International Holdings, Inc.
413	4.50%, 11/15/2020	375
	Warner Music Group Corp.
670	3.75%, 07/01/2020	655
		2,430
	Radio and Television Broadcasting - 0.5%
	ION Media Networks, Inc.
473	5.00%, 12/18/2020	473
	Salem Communications Corp.
159	4.50%, 03/13/2020	159
	Univision Communications, Inc.
1,379	4.00%, 03/01/2020	1,370
	XO Communications LLC
384	4.25%, 03/20/2021	384
		2,386
	Spectator Sports - 0.5%
	Formula One Holdings
1,416	4.50%, 04/30/2019 ╦	1,405
535	8.00%, 07/29/2022 ☼	535
		1,940
		11,548
Chemical Manufacturing - 1.4%
	Basic Chemical Manufacturing - 0.6%
	Minerals Technologies, Inc.
570	4.00%, 05/07/2021	571
	Momentive Performance Materials, Inc.
630	4.00%, 04/15/2015	628
	Pinnacle Operating Corp.
894	4.75%, 11/15/2018	892
	PQ Corp.
616	4.00%, 08/07/2017	615
		2,706
	Other Chemical and Preparations Manufacturing - 0.7%
	Arysta LifeScience Corp.
787	4.50%, 05/29/2020	784
	Axil Coating Systems
163	4.00%, 02/01/2020	162
	Cytec Industries, Inc.
34	4.50%, 10/03/2019	34
	Ineos US Finance LLC
702	3.75%, 05/04/2018	697
	MacDermid, Inc.
634	4.00%, 06/07/2020	632

7

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 25.0% - (continued)
Chemical Manufacturing - 1.4% - (continued)
	Other Chemical and Preparations Manufacturing - 0.7% - (continued)
	Monarch, Inc.
$65	4.50%, 10/03/2019	$65
18	8.25%, 04/03/2020	19
	Solenis International L.P.
280	4.25%, 07/02/2021 ☼	278
		2,671
	Paint, Coating and Adhesive Manufacturing - 0.1%
	Ferro Corp.
340	4.50%, 07/30/2021 ☼	339

		5,716
Computer and Electronic Product Manufacturing - 1.0%
	Computer and Peripheral - 0.5%
	CDW LLC
593	3.25%, 04/29/2020	585
	Ceridian Corp.
655	4.41%, 05/09/2017	655
	Vantiv LLC
285	3.75%, 06/13/2021	285
	Verint Systems, Inc.
251	3.50%, 09/06/2019	250
		1,775
	Semiconductor, Electronic Components - 0.5%
	Avago Technologies Ltd.
910	3.75%, 05/06/2021	907
	Freescale Semiconductor, Inc.
983	4.25%, 02/28/2020	977
	NXP Semiconductors Netherlands B.V.
507	3.25%, 01/11/2020	501
		2,385
		4,160
Construction - 0.2%
	Other Heavy Construction - 0.2%
	Brand Energy & Infrastructure Services, Inc.
821	4.75%, 11/26/2020	820

Finance and Insurance - 2.3%
	Activities Related To Credit Banking - 0.1%
	Evertec LLC
401	3.50%, 04/17/2020	395

	Agencies, Brokerages and Other Insurance - 0.3%
	Cooper Gay Swett & Crawford Ltd.
337	5.00%, 04/16/2020	322
	Sedgwick CMS Holdings, Inc.
375	6.75%, 02/28/2022	374
	USI Insurance Services LLC
414	4.25%, 12/27/2019	412
		1,108
	Captive Auto Finance - 0.3%
	Chrysler Group LLC
1,217	3.50%, 05/24/2017 ╦	1,212

	Insurance Carriers - 0.6%
	Asurion LLC
819	5.00%, 05/24/2019	821
980	8.50%, 03/03/2021 ╦	1,004
	National Financial Partners Corp.
663	4.50%, 07/01/2020	661
		2,486
	Other Financial Investment Activities - 0.7%
	Harland Clarke Holdings Corp.
188	6.00%, 08/04/2019	191
	Nuveen Investments, Inc.
1,441	4.16%, 05/13/2017 ╦	1,438
	Ocwen Financial Corp.
346	5.00%, 02/15/2018	346
	Santander Asset Management S.A.
995	4.25%, 12/17/2020	996
		2,971
	Real Estate Investment Trust (REIT) - 0.2%
	Walter Investment Management Corp.
805	4.75%, 12/18/2020	792

	Securities, Commodities and Brokerage - 0.1%
	ION Trading Technologies Ltd.
525	7.25%, 06/10/2022	526

		9,490
Food Manufacturing - 0.6%
	Other Food Manufacturing - 0.6%
	H.J. Heinz Co.
604	3.50%, 06/05/2020	603
	Hearthside Food Solutions
375	4.50%, 06/02/2021	374
	Hostess Brands, Inc.
185	6.75%, 04/09/2020	190
	U.S. Foodservice, Inc.
1,255	4.50%, 03/31/2019 ‡	1,253
		2,420
Food Services - 0.0%
	Full-Service Restaurants - 0.0%
	Arby's Restaurant Group, Inc.
194	5.00%, 11/15/2020	193

Furniture and Related Product Manufacturing - 0.2%
	Other Furniture Related Product Manufacturing - 0.2%
	Wilsonart International Holding LLC
798	4.00%, 10/31/2019	791

Health Care and Social Assistance - 1.9%
	General Medical and Surgical Hospitals - 0.5%
	Community Health Systems, Inc.
761	4.25%, 01/27/2021	762
	DaVita HealthCare Partners, Inc.
570	3.50%, 06/24/2021	568
	HCA, Inc.
594	2.98%, 05/01/2018	592
	Surgery Center Holdings, Inc.
265	5.25%, 07/24/2020 ☼	265
		2,187
	Medical and Diagnostic Laboratories - 0.2%
	American Renal Holdings, Inc.
520	8.50%, 03/20/2020	516

8

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 25.0% - (continued)
Health Care and Social Assistance - 1.9% - (continued)
	Medical and Diagnostic Laboratories - 0.2% - (continued)
	STHI Holding Corp.
$245	5.25%, 07/30/2021 ☼	$244
		760
	Offices of Physicians - 0.1%
	One Call Medical, Inc.
264	5.00%, 11/27/2020	264

	Outpatient Care Centers - 0.4%
	Healogics, Inc.
180	5.25%, 07/01/2021	180
	US Renal Care, Inc.
1,173	4.25%, 07/03/2019 ‡	1,169
616	10.25%, 01/03/2020	624
		1,973
	Pharmaceutical and Medicine Manufacturing - 0.6%
	Alkermes, Inc.
437	3.50%, 09/25/2019	435
	Catalent Pharma Solutions, Inc.
260	6.50%, 12/31/2017	261
	Ikaria Acquisition, Inc.
120	5.00%, 02/12/2021	120
	Ortho-Clinical Diagnostics, Inc.
860	4.75%, 06/30/2021	858
	Salix Pharmaceuticals Ltd.
663	4.25%, 01/02/2020	665
		2,339
	Scientific Research and Development Services - 0.1%
	Truven Health Analytics, Inc.
479	4.50%, 06/06/2019	474

		7,997
Health Care Providers and Services - 0.1%
	Health Care Facilities - 0.1%
	Medpace Holdings, Inc.
557	4.75%, 04/01/2021	561

Information - 3.6%
	Cable and Other Program Distribution - 0.7%
	Cabovisao-Televisao Por Cabo S.A.
1,421	5.50%, 07/02/2019 ╦	1,448
	Charter Communications Operating LLC
633	3.00%, 01/03/2021	619
	Gray Television, Inc.
170	3.75%, 06/13/2021	169
	Virgin Media Finance plc
775	3.50%, 06/07/2020	768
		3,004
	Data Processing Services - 0.5%
	First Data Corp.
1,500	3.67%, 03/23/2018 - 09/24/2018	1,484
	La Quinta Intermediate Holdings
539	4.00%, 04/14/2021	536
		2,020
	Software Publishers - 1.2%
	Eagle Parent, Inc.
723	4.00%, 05/16/2018	723
	Kronos, Inc.
1,438	4.50%, 10/30/2019 ╦	1,440
669	9.75%, 04/30/2020	690
	Lawson Software, Inc.
894	3.75%, 06/03/2020	884
	MISYS plc
884	5.00%, 12/12/2018	887
	Web.com Group, Inc.
573	4.50%, 10/27/2017	574
		5,198
	Telecommunications - Other - 0.9%
	Alcatel-Lucent USA, Inc.
791	4.50%, 01/30/2019	789
	Intelsat Jackson Holdings S.A.
796	3.75%, 06/30/2019	793
	Level 3 Communications, Inc.
660	4.00%, 08/01/2019	658
	West Corp.
608	3.25%, 06/30/2018	601
	Zayo Group LLC
834	4.00%, 07/02/2019	827
		3,668
	Telecommunications - Wireless Carriers - 0.3%
	Crown Castle International Corp.
440	3.00%, 01/31/2021	436
	Syniverse Holdings, Inc.
883	4.00%, 04/23/2019	878
		1,314
		15,204
Media - 0.3%
	Broadcasting - 0.3%
	Entravision Communications Corp.
1,009	3.50%, 05/31/2020	993
	Media General, Inc.
232	4.25%, 07/31/2020	232
		1,225
Mining - 0.8%
	Metal Ore Mining - 0.5%
	American Rock Salt Holdings LLC
1,000	4.75%, 05/20/2021	997
	Fortescue Metals Group Ltd.
1,029	3.75%, 06/28/2019 ╦	1,023
		2,020
	Mining and Quarrying Nonmetallic Mineral - 0.3%
	Arch Coal, Inc.
1,200	6.25%, 05/16/2018 ╦	1,175

		3,195
Miscellaneous Manufacturing - 0.7%
	Aerospace Product and Parts Manufacturing - 0.5%
	DigitalGlobe, Inc.
336	3.75%, 01/31/2020	335
	Sequa Automotive
479	6.00%, 11/15/2018	481
	Sequa Corp.
258	5.25%, 06/19/2017	254

9

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 25.0% - (continued)
Miscellaneous Manufacturing - 0.7% - (continued)
	Aerospace Product and Parts Manufacturing - 0.5% - (continued)
	TransDigm Group, Inc.
$825	3.75%, 02/28/2020	$821
		1,891
	Miscellaneous Manufacturing - 0.2%
	Reynolds Group Holdings, Inc.
1,026	4.00%, 11/30/2018 ‡	1,023

		2,914
Motor Vehicle and Parts Manufacturing - 0.2%
	Motor Vehicle Manufacturing - 0.2%
	Navistar, Inc.
206	5.75%, 08/17/2017	208
	SRAM LLC
857	4.00%, 04/10/2020	842
		1,050
Nonmetallic Mineral Product Manufacturing - 0.0%
	Glass and Glass Product Manufacturing - 0.0%
	Ardagh Holdings USA, Inc.
135	4.00%, 12/17/2019	134

Other Services - 0.4%
	Commercial/Industrial Machine and Equipment - 0.3%
	Husky Injection Molding Systems Ltd.
110	4.25%, 06/30/2021	110
	Husky International Ltd.
190	7.25%, 06/30/2022	190
	Rexnord LLC
829	4.00%, 08/21/2020	827
		1,127
	Dry Cleaning and Laundry Services - 0.1%
	Alliance Laundry Systems LLC
467	4.25%, 12/10/2018	467

		1,594
Petroleum and Coal Products Manufacturing - 1.3%
	Oil and Gas Extraction - 1.1%
	American Energy-Marcellus LLC
270	5.25%, 07/09/2020 ☼	269
	Chief Exploration & Development
415	7.50%, 05/16/2021	420
	Crosby Worldwide Ltd.
910	4.00%, 11/23/2020	906
	Drillships Ocean Ventures, Inc.
275	5.50%, 07/25/2021	276
	Endeavour International Corp.
361	8.25%, 11/30/2017	358
	Everest Acquisition LLC
527	3.50%, 05/24/2018	523
	Paragon Offshore Finance Co.
295	3.75%, 06/19/2021	293
	Seadrill Ltd.
1,006	4.00%, 02/21/2021 ‡	993
	Templar Energy LLC
605	8.00%, 11/25/2020	597
		4,635
	Petroleum and Coal Products Manufacturing - 0.1%
	Western Refining, Inc.
532	4.25%, 11/15/2020	533

	Support Activities For Mining - 0.1%
	Shelf Drilling International Holdings Ltd.
305	10.00%, 10/08/2018	312

		5,480
Pipeline Transportation - 0.1%
	Pipeline Transportation of Crude Oil - 0.1%
	NGPL Pipeco LLC
539	6.75%, 09/15/2017	537

Plastics and Rubber Products Manufacturing - 0.4%
	Plastics Product Manufacturing - 0.2%
	Consolidated Container Co.
624	5.00%, 07/03/2019	624

	Rubber Manufacturing - 0.2%
	Goodyear (The) Tire & Rubber Co.
900	4.75%, 04/30/2019	903

		1,527
Primary Metal Manufacturing - 0.3%
	Alumina and Aluminum Production and Processing - 0.2%
	Novelis, Inc.
684	3.75%, 03/10/2017	683

	Product From Purchased Steel - 0.1%
	WireCo WorldGroup, Inc.
555	6.00%, 02/15/2017	556

		1,239
Professional, Scientific and Technical Services - 0.9%
	Advertising and Related Services - 0.2%
	Advantage Sales & Marketing, Inc.
460	3.48%, 07/23/2021	457
	Visant Corp.
486	5.25%, 12/22/2016	484
		941
	Management, Scientific and Technical Consulting Service - 0.2%
	AlixPartners LLP
582	4.00%, 07/10/2020	580
236	9.00%, 07/10/2021	238
		818
	Professional Services - Computer Sys Design and Related - 0.4%
	MoneyGram International, Inc.
479	4.25%, 03/27/2020	470
	Paradigm Ltd.
634	4.75%, 07/30/2019	633
338	10.50%, 07/30/2020	338
		1,441
	Professional, Scientific and Technical Service Other - 0.1%
	Getty Images, Inc.
532	4.75%, 10/18/2019	513

		3,713

10

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 25.0% - (continued)
Real Estate, Rental and Leasing - 0.5%
	Activities Related To Real Estate - 0.2%
	Realogy Corp., Extended Credit Linked Deposit
$34	4.48%, 10/10/2016	$34
	Realogy Group LLC
733	3.75%, 03/05/2020	725
		759
	Consumer Goods Rental - 0.2%
	Fly Leasing Ltd.
804	4.50%, 08/09/2019	804

	Industrial Machinery and Equipment Rental and Leasing - 0.1%
	Neff Corp.
465	7.25%, 06/09/2021	463

		2,026
Retail Trade - 1.5%
	Automotive Parts, Accessories and Tire Stores - 0.2%
	Affinia Group, Inc.
101	4.75%, 04/25/2020	101
	August LuxUK Holding Co., Inc.
173	5.00%, 04/27/2018	174
	August US Holding Co., Inc.
109	5.00%, 04/27/2018	109
	FleetPride, Inc.
788	5.25%, 11/19/2019	780
		1,164
	Building Material and Supplies Dealers - 0.1%
	Mauser-Werke GmbH
230	4.50%, 07/31/2021 ☼	229

	Department Stores - 0.3%
	Neiman Marcus (The) Group, Inc.
1,068	4.25%, 10/25/2020 ╦	1,062

	Other General Merchandise Stores - 0.1%
	BJ's Wholesale Club, Inc.
541	4.50%, 09/26/2019	537

	Other Miscellaneous Store Retailers - 0.4%
	Amscan Holdings, Inc.
540	4.00%, 07/27/2019	535
	Rite Aid Corp.
745	4.88%, 06/21/2021	750
325	5.75%, 08/21/2020	330
		1,615
	Sporting Goods, Hobby and Musical Instrument Store - 0.4%
	Michaels Stores, Inc.
518	3.75%, 01/28/2020	514
205	4.00%, 01/28/2020	204
	Sports (The) Authority, Inc.
779	7.50%, 11/16/2017	778
		1,496
		6,103
Truck Transportation - 0.2%
	Freight Trucking - General - 0.2%
	Nexeo Solutions LLC
747	5.00%, 09/09/2017	745
	Swift Transportation Co., Inc.
214	3.75%, 06/09/2021	215
		960
Utilities - 1.0%
	Electric Generation, Transmission and Distribution - 1.0%
	Calpine Corp.
600	4.00%, 10/09/2019	600
	Energy Future Holdings
235	4.25%, 06/19/2016	235
	NRG Energy, Inc.
606	2.75%, 07/01/2018	600
	PowerTeam Services LLC
310	4.25%, 05/06/2020	303
	Sandy Creek Energy Associates L.P.
772	5.00%, 11/09/2020	777
	Star West Generation LLC
522	4.25%, 03/13/2020	523
	Texas Competitive Electric Holdings Co. LLC
500	0.00%,10/10/2017Ω	380
564	3.75%, 05/05/2016	568
		3,986
Wholesale Trade - 0.2%
	Miscellaneous Durable Goods Wholesalers - 0.2%
	Gates Global LLC
960	4.25%, 07/05/2021	951

	Total Senior Floating Rate Interests
	(Cost $104,309)	$104,397

U.S. Government Agencies - 17.6%
	FHLMC - 2.4%
$5,902	0.53%, 10/25/2020 ►	$92
6,400	4.00%, 08/15/2043 ☼	6,717
1,500	4.50%, 08/15/2044 - 09/15/2044 ☼	1,611
1,400	5.00%, 08/15/2043 ☼	1,539
100	5.50%, 08/15/2043 ☼	111
		10,070
	FNMA - 14.5%
2,030	2.50%, 08/15/2029 - 09/15/2029 ☼	2,040
3,569	3.00%, 08/15/2029 - 08/15/2044 ☼	3,549
1,400	3.50%, 08/15/2029 ☼	1,476
1,000	4.00%, 08/15/2029 ☼	1,058
48,100	4.50%, 08/15/2044 - 09/15/2044 ☼	51,728
300	5.00%, 08/15/2044 - 09/15/2044 ☼	330
540	5.50%, 06/25/2042 ►	120
		60,301
	GNMA - 0.7%
500	3.00%, 08/15/2044 ☼	500
1,700	4.00%, 08/15/2044 ☼	1,801
400	5.00%, 08/15/2044 ☼	438
100	6.00%, 08/15/2044 ☼	112
		2,851
	Total U.S. Government Agencies
	(Cost $73,306)	$73,222

11

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
U.S. Government Securities - 0.9%
U.S. Treasury Securities - 0.9%
	U.S. Treasury Bonds - 0.3%
$1,335	3.75%, 11/15/2043 □Є		$1,449
50	5.38%, 02/15/2031 □Є		65
			1,514
	U.S. Treasury Notes - 0.6%
550	0.38%, 04/15/2015 ‡Є		551
900	0.88%, 01/31/2018 ‡Є		887
80	1.88%, 09/30/2017 □Є		82
910	2.13%, 08/15/2021 □		904
			2,424
			3,938
	Total U.S. Government Securities
	(Cost $3,876)		$3,938

Common Stocks - 0.2%
	Oil and Gas Exploration and Production - 0.2%
83,644	KCA Deutag ⌂●╦†		$675

	Total Common Stocks
	(Cost $1,134)		$675

Preferred Stocks - 0.1%
	Multi-Sector Holdings - 0.1%
20	GMAC Capital Trust I β		$544

	Other Diversified Financial Services - 0.0%
1	Citigroup Capital XIII		16

	Total Preferred Stocks
	(Cost $530)		$560

	Total Long-Term Investments Excluding Purchased Options
	(Cost $460,665)		$468,264

Short-Term Investments - 4.6%
Repurchase Agreements - 4.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $2,373, collateralized by GNMA 4.00%, 2044, value of $2,420)
$2,373	0.08%, 7/31/2014		$2,373
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $925,
collateralized by FHLMC 2.00% - 3.50%, 2023 -
2043, FNMA 2.00% - 4.50%, 2026 - 2042,
	GNMA 3.00%, 2043, value of $944)
925	0.08%, 7/31/2014		925
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$1,984, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $2,024)
1,984	0.07%, 7/31/2014		1,984
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $2,660, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $2,713)
2,660	0.06%, 7/31/2014		2,660
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,971, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.75% - 3.38%, 2018 - 2023, value of
	$2,011)
1,971	0.06%, 7/31/2014		1,971
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $2,439, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $2,487)
2,439	0.09%, 7/31/2014		2,439
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,453, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% - 4.25%, 2015 - 2018, value of
	$1,482)
1,453	0.07%, 7/31/2014		1,453
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$5,253, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $5,358)
5,253	0.08%, 7/31/2014		5,253
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $54, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $56)
54	0.07%, 7/31/2014		54
			19,112
	Total Short-Term Investments
	(Cost $19,112)		$19,112

	Total Investments Excluding Purchased Options
	(Cost $479,777)	116.8%	$487,376
	Total Purchased Options
	(Cost $374)	—%	161
	Total Investments
	(Cost $480,151) ▲	116.8%	$487,537
	Other Assets and Liabilities	(16.8)%	(70,193)
	Total Net Assets	100.0%	$417,344

12

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $480,325 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,689
Unrealized Depreciation	(5,477)
Net Unrealized Appreciation	$7,212

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2014, the aggregate value of these securities was $675, which represents 0.2% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ω	Debt security in default due to bankruptcy.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $36,721, which represents 8.8% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $68,980, which represents 16.5% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	83,644	KCA Deutag	$1,134

At July 31, 2014, the aggregate value of these securities was $675, which represents 0.2% of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $76,733 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts. Securities valued at $3,173, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with OTC swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

Є	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

13

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at July 31, 2014.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
OTC swaps contracts	$7,955	$9,240
Centrally cleared swaps contracts	372	–
Total	$8,327	$9,240

OTC Option Contracts Outstanding at July 31, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Put option contracts
Italy (Republic of) Debt Option	JPM	IR	106.60 EUR	10/13/14	EUR	2,083,560	$10	$36	$(26)
Italy (Republic of) Debt Option	MSC	IR	106.70 EUR	10/13/14	EUR	2,160,237	11	35	(24)
Italy (Republic of) Debt Option	MSC	IR	107.16 EUR	10/15/14	EUR	2,160,238	15	37	(22)
Italy (Republic of) Debt Option	MSC	IR	107.45 EUR	10/16/14	EUR	2,160,237	18	36	(18)
Italy (Republic of) Debt Option	BNP	IR	107.48 EUR	10/20/14	EUR	2,064,293	18	32	(14)
Total put option contracts						10,628,565	$72	$176	$(104)
Total purchased option contracts						10,628,565	$72	$176	$(104)

*	The number of contracts does not omit 000's.

OTC Swaption Contracts Outstanding at July 31, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased swaption contracts:
Put swaption contracts
Interest Rate Swaption	JPM	IR	3.50%	04/29/15	USD	11,210,000	$89	$198	$(109)

*	The number of contracts does not omit 000's.

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
Australian 10-Year Bond Future	4	09/15/2014	$443	$449	$6	$–	$–	$(3)
Australian 3-Year Bond Future	2	09/15/2014	203	204	1	–	–	(2)
Canadian Government 10-Year Bond Future	4	09/19/2014	494	502	8	–	–	–
Euro-BTP Future	8	09/08/2014	1,322	1,369	47	–	–	(2)
Euro-BUND Future	5	09/08/2014	991	991	–	–	–	(1)
Euro-OAT Future	7	09/08/2014	1,291	1,332	41	–	–	(1)
Euro-Schatz Future	16	09/08/2014	2,370	2,371	1	–	–	–
Japan 10-Year Bond Future	4	09/10/2014	5,640	5,674	34	–	–	(2)
Long Gilt Future	6	09/26/2014	1,122	1,121	–	(1)	–	(3)
U.S. Treasury 10-Year Note Future	569	09/19/2014	71,291	70,903	–	(388)	17	(93)
U.S. Treasury 5-Year Note Future	85	09/30/2014	10,099	10,101	2	–	2	(1)
Total					$140	$(389)	$19	$(108)

14

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Futures Contracts Outstanding at July 31, 2014 - (continued)

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset		Asset	Liability
Short position contracts:
90-Day Eurodollar Future	65	12/19/2016	$15,922	$15,892	$30	$–	$–	$(1)
Euro BUXL 30-Year Bond Future	1	09/08/2014	182	184	–	(2)	1	–
Euro-BOBL Future	1	09/08/2014	172	172	–	–	–	–
Japan 10-Year Mini Bond Future	2	09/09/2014	282	284	–	(2)	–	–
U.S. Treasury 30-Year Bond Future	105	09/19/2014	14,399	14,428	–	(29)	10	(1)
U.S. Treasury CME Ultra Long Term Bond Future	50	09/19/2014	7,487	7,542	–	(55)	–	(11)
Total					$30	$(88)	$11	$(13)
Total futures contracts					$170	$(477)	$30	$(121)

*	The number of contracts does not omit 000's.

OTC Credit Default Swap Contracts Outstanding at July 31, 2014

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.6	BCLY	USD	401	(0.32)%	07/25/45	$193	$–	$86	$–	$(107)
ABX.HE.AA.6	JPM	USD	1,293	(0.32)%	07/25/45	340	–	275	–	(65)
ABX.HE.AAA.6	BCLY	USD	1,478	(0.18)%	07/25/45	158	–	37	–	(121)
ABX.HE.AAA.6	BOA	USD	1,459	(0.11)%	05/25/46	308	–	298	–	(10)
ABX.HE.AAA.6	CSI	USD	584	(0.11)%	05/25/46	139	–	119	–	(20)
ABX.HE.AAA.6	DEUT	USD	821	(0.11)%	05/25/46	194	–	168	–	(26)
ABX.HE.AAA.6	GSC	USD	4,362	(0.18)%	07/25/45	391	–	109	–	(282)
ABX.HE.AAA.6	JPM	USD	1,671	(0.18)%	07/25/45	50	–	42	–	(8)
ABX.HE.AAA.6	JPM	USD	4,133	(0.18)%	07/25/45	84	–	103	19	–
ABX.HE.AAA.6	JPM	USD	725	(0.11)%	05/25/46	148	–	148	–	–
ABX.HE.AAA.6	MSC	USD	956	(0.18)%	07/25/45	19	–	24	5	–
ABX.HE.AAA.6	MSC	USD	1,902	(0.18)%	07/25/45	197	–	47	–	(150)
ABX.HE.AAA.7	CSI	USD	1,360	(0.09)%	08/25/37	401	–	385	–	(16)
ABX.HE.AAA.7	JPM	USD	43	(0.09)%	08/25/37	12	–	12	–	–
ABX.HE.PENAAA.6	BOA	USD	8	(0.11)%	05/25/46	2	–	1	–	(1)
ABX.HE.PENAAA.6	CSI	USD	1,369	(0.11)%	05/25/46	412	–	193	–	(219)
ABX.HE.PENAAA.6	JPM	USD	383	(0.11)%	05/25/46	53	–	54	1	–
ABX.HE.PENAAA.6	JPM	USD	488	(0.11)%	05/25/46	95	–	69	–	(26)
ABX.HE.PENAAA.7	BCLY	USD	1,023	(0.09)%	08/25/37	443	–	235	–	(208)
CDX.EM.21	GSC	USD	5,325	(5.00)%	06/20/19	–	(543)	(537)	6	–
CMBX.NA.A.6	CSI	USD	665	(2.00)%	05/11/63	–	(5)	(4)	1	–
CMBX.NA.A.7	JPM	USD	785	(2.25)%	01/17/47	–	(16)	(1)	15	–
CMBX.NA.AA.1	JPM	USD	1,930	(0.25)%	10/12/52	382	–	290	–	(92)
CMBX.NA.AA.2	BOA	USD	1,591	(0.15)%	03/15/49	604	–	514	–	(90)
CMBX.NA.AA.2	CSI	USD	549	(0.15)%	03/15/49	192	–	177	–	(15)
CMBX.NA.AA.2	CSI	USD	1,041	(0.15)%	03/15/49	327	–	336	9	–
CMBX.NA.AA.2	GSC	USD	478	(0.15)%	03/15/49	166	–	154	–	(12)
CMBX.NA.AA.2	JPM	USD	1,404	(0.15)%	03/15/49	528	–	453	–	(75)
CMBX.NA.AA.2	MSC	USD	888	(0.15)%	03/15/49	346	–	287	–	(59)
CMBX.NA.AA.7	CSI	USD	895	(1.50)%	01/17/47	–	(9)	2	11	–
CMBX.NA.AA.7	CSI	USD	810	(1.50)%	01/17/47	3	–	2	–	(1)
CMBX.NA.AA.7	MSC	USD	1,005	(1.50)%	01/17/47	–	(11)	2	13	–
CMBX.NA.AJ.1	JPM	USD	735	(0.84)%	10/12/52	52	–	21	–	(31)
CMBX.NA.AJ.1	MSC	USD	455	(0.84)%	10/12/52	32	–	13	–	(19)
CMBX.NA.AJ.2	DEUT	USD	1,122	(1.09)%	03/15/49	102	–	97	–	(5)
CMBX.NA.AJ.4	CSI	USD	493	(0.96)%	02/17/51	88	–	94	6	–
CMBX.NA.AJ.4	CSI	USD	707	(0.96)%	02/17/51	135	–	135	–	–
CMBX.NA.AJ.4	DEUT	USD	891	(0.96)%	02/17/51	176	–	171	–	(5)

15

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at July 31, 2014 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices: - (continued)
Buy protection: - (continued)
CMBX.NA.AJ.4	GSC	USD	1,529	(0.96)%	02/17/51	$270	$–	$294	$24	$–
CMBX.NA.AJ.4	MSC	USD	966	(0.96)%	02/17/51	378	–	185	–	(193)
CMBX.NA.AJ.4	MSC	USD	369	(0.96)%	02/17/51	66	–	71	5	–
CMBX.NA.AM.2	CSI	USD	1,665	(0.50)%	03/15/49	102	–	25	–	(77)
CMBX.NA.AM.2	JPM	USD	135	(0.50)%	03/15/49	4	–	2	–	(2)
CMBX.NA.AM.2	MSC	USD	2,945	(0.50)%	03/15/49	146	–	45	–	(101)
CMBX.NA.AM.4	MSC	USD	715	(0.50)%	02/17/51	105	–	35	–	(70)
CMBX.NA.AS.6	CSI	USD	1,795	(1.00)%	05/11/63	24	–	15	–	(9)
CMBX.NA.AS.7	CSI	USD	1,080	(1.00)%	01/17/47	26	–	13	–	(13)
CMBX.NA.AS.7	GSC	USD	770	(1.00)%	01/17/47	18	–	9	–	(9)
Total						$7,911	$(584)	$5,305	$115	$(2,137)
Sell protection:
CMBX.NA.A.2	BOA	USD	457	0.25%	03/15/49	$–	$(267)	$(277)	$–	$(10)
CMBX.NA.AAA.6	BCLY	USD	5,060	0.50%	05/11/63	–	(108)	(92)	16	–
CMBX.NA.AAA.6	BOA	USD	4,695	0.50%	05/11/63	–	(91)	(86)	5	–
CMBX.NA.AAA.6	CSI	USD	14,610	0.50%	05/11/63	–	(340)	(266)	74	–
CMBX.NA.AAA.6	DEUT	USD	41,065	0.50%	05/11/63	–	(1,960)	(749)	1,211	–
CMBX.NA.AAA.6	GSC	USD	14,515	0.50%	05/11/63	–	(290)	(265)	25	–
CMBX.NA.AAA.6	JPM	USD	4,995	0.50%	05/11/63	–	(165)	(91)	74	–
CMBX.NA.AAA.6	UBS	USD	3,965	0.50%	05/11/63	–	(155)	(72)	83	–
CMBX.NA.BB.6	BOA	USD	1,340	5.00%	05/11/63	–	(14)	(1)	13	–
CMBX.NA.BB.6	CSI	USD	1,085	5.00%	05/11/63	5	–	–	–	(5)
CMBX.NA.BB.6	MSC	USD	3,355	5.00%	05/11/63	–	(215)	(1)	214	–
CMBX.NA.BB.7	CSI	USD	1,490	5.00%	01/17/47	–	(62)	(26)	36	–
CMBX.NA.BB.7	CSI	USD	270	5.00%	01/17/47	3	–	(5)	–	(8)
CMBX.NA.BB.7	DEUT	USD	40	5.00%	01/17/47	–	(1)	(1)	–	–
CMBX.NA.BB.7	GSC	USD	1,135	5.00%	01/17/47	–	(69)	(20)	49	–
CMBX.NA.BBB-.6	BCLY	USD	710	3.00%	05/11/63	13	–	–	–	(13)
CMBX.NA.BBB-.6	CSI	USD	830	3.00%	05/11/63	1	–	2	1	–
CMBX.NA.BBB-.7	CSI	USD	1,540	3.00%	01/17/47	–	(95)	(23)	72	–
PrimeX.ARM.2	MSC	USD	245	4.58%	06/25/36	–	(18)	8	26	–
PrimeX.ARM.2	MSC	USD	1,418	4.58%	12/25/37	47	–	44	–	(3)
PrimeX.FRM.1	JPM	USD	216	4.42%	07/25/36	22	–	22	–	–
Total						$91	$(3,850)	$(1,899)	$1,899	$(39)
Total traded indices						$8,002	$(4,434)	$3,406	$2,014	$(2,176)
Credit default swaps on single-name issues:
Sell protection:
Bank of America Corp.	GSC	USD	7,600	1.00% / 0.50%	09/20/17	$–	$(528)	$118	$646	$–
Citigroup, Inc.	GSC	USD	7,225	1.00% / 0.47%	09/20/17	–	(470)	119	589	–
Goldman Sachs Group, Inc.	UBS	USD	3,625	1.00% / 0.55%	09/20/17	–	(268)	51	319	–
Morgan Stanley	BCLY	USD	3,625	1.00% / 0.51%	09/20/17	–	(406)	55	461	–
Total						$–	$(1,672)	$343	$2,015	$–
						$8,002	$(6,106)	$3,749	$4,029	$(2,176)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

16

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.22	CME	USD	29,295	(1.00)%	06/20/19	$(515)	$(491)	$24	$–	$20	$–
ITRX.XOV.21	ICE	EUR	6,505	(5.00)%	06/20/19	(959)	(896)	63	–	82	–
Total						$(1,474)	$(1,387)	$87	$–	$102	$–
Sell protection:
CDX.NA.HY.22	CME	USD	36,571	5.00%	06/20/19	$2,461	$2,471	$10	$–	$–	$(379)
CDX.NA.IG.22	CME	USD	10,000	1.00%	06/20/24	(123)	(32)	91	–	–	(27)
ITRX.EUR.21	ICE	EUR	2,295	1.00%	06/20/19	56	51	–	(5)	–	(5)
Total						$2,394	$2,490	$101	$(5)	$–	$(411)
Total traded indices						$920	$1,103	$188	$(5)	$102	$(411)

(a)	The FCM to the contracts is GSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund (a)	Amount		Date	Paid	Received	Value ╪	Asset	Liability
BCLY	2.17% Fixed	CPURNSA	USD	26,675	04/15/19	$–	$–	$(5)	$–	$(5)
BNP	2.48% Fixed	CPURNSA	USD	13,350	01/15/24	–	–	205	205	–
CSI	0.82% Fixed	6M JPY LIBOR	JPY	16,740	02/18/23	–	–	(4)	–	(4)
DEUT	0.82% Fixed	6M JPY LIBOR	JPY	16,735	02/18/23	–	–	(4)	–	(4)
DEUT	2.18% Fixed	CPURNSA	USD	36,550	04/15/19	–	–	277	277	–
DEUT	KRW CD KSDA	3.01% Fixed	KRW	24,785	09/17/24	–	–	–	–	–
DEUT	MXIBTIIE	8.41% Fixed	MXN	220	12/13/23	–	–	1	1	–
JPM	0.05% Fixed	6M CHF LIBOR	CHF	180	09/17/16	–	–	–	–	–
JPM	KRW CD KSDA	2.76% Fixed	KRW	45,810	09/17/19	–	–	–	–	–
MSC	MXIBTIIE	8.40% Fixed	MXN	505	12/13/23	–	–	1	1	–
Total						$–	$–	$471	$484	$(13)

(a)	For payments received based on the CPURNSA index, if the index level of the floating index drops below the initial index level when the interest rate swap was purchased, the Fund will be required to make a payment to the counterparty rather than receive the payment noted in the table above.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2014

Clearing	Payments made	Payments received	Notional		Expiration	Upfront Premiums Paid	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
House (a)	by Fund	by Fund	Amount		Date	(Received)	Value ╪	Asset	Liability	Asset	Liability
LCH	1.25% Fixed	6M LIBOR JPY	JPY	13,290	09/18/24	$–	$(1)	$–	$(1)	$–	$–
LCH	2.73% Fixed	6M GBP LIBOR	GBP	635	09/21/18	–	(1)	–	(1)	–	–
LCH	3.50% Fixed	6M GBP LIBOR	GBP	275	06/19/24	1	(3)	–	(4)	–	–
Total						$1	$(5)	$–	$(6)	$–	$–

(a)	The FCM to the contracts is GSC.

17

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

OTC Total Return Swap Contracts Outstanding at July 31, 2014

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
JPM CORP EMBI †	JPM	USD	12,750	3M LIBOR - 1.00%	09/22/14	$–	$–	$(2)	$–	$(2)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2014, the aggregate market value of these securities was $(2), which rounds to zero percent of total net assets.

Securities Sold Short Outstanding at July 31, 2014

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 3.50%	$1,700	08/15/2043	$1,729	$4
FNMA, 3.50%	13,800	08/15/2044	14,060	12
FNMA, 5.50%	400	08/15/2044	444	3
GNMA, 3.00%	700	08/15/2044	702	–
GNMA, 3.50%	3,850	08/15/2044	3,969	6
GNMA, 4.50%	2,100	08/15/2044	2,277	5
Total			$23,181	$30

At July 31, 2014, the aggregate market value of these securities represents 5.6% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	08/29/2014	GSC	$38	$38	$–	$–
AUD	Buy	08/29/2014	MSC	66	64	–	(2)
AUD	Buy	08/29/2014	SSG	23	23	–	–
AUD	Buy	08/29/2014	WEST	869	858	–	(11)
AUD	Sell	08/29/2014	WEST	345	340	5	–
BRL	Buy	08/04/2014	GSC	10	10	–	–
BRL	Buy	08/04/2014	MSC	572	559	–	(13)
BRL	Buy	08/04/2014	SCB	10	10	–	–
BRL	Buy	09/03/2014	UBS	20	20	–	–
BRL	Sell	09/03/2014	MSC	20	20	–	–
BRL	Sell	08/04/2014	UBS	590	579	11	–
CAD	Buy	08/29/2014	BNP	206	203	–	(3)
CAD	Buy	08/29/2014	BOA	61	60	–	(1)
CAD	Buy	08/29/2014	RBC	1,071	1,054	–	(17)
CAD	Sell	08/29/2014	BOA	42	42	–	–
CAD	Sell	08/29/2014	RBC	324	319	5	–
CHF	Sell	08/29/2014	CSFB	152	151	1	–
CHF	Sell	08/29/2014	CSFB	27	27	–	–
DKK	Sell	08/29/2014	BOA	22	22	–	–
EUR	Buy	08/29/2014	MSC	7,391	7,349	–	(42)
EUR	Sell	09/17/2014	BOA	570	561	9	–
EUR	Sell	09/17/2014	CBK	1,804	1,785	19	–
EUR	Sell	08/29/2014	DEUT	248	248	–	–
EUR	Sell	08/29/2014	GSC	155	154	1	–
EUR	Sell	08/29/2014	MSC	14,545	14,463	82	–
GBP	Buy	08/29/2014	CBA	83	83	–	–
GBP	Buy	08/29/2014	CBK	1,419	1,411	–	(8)
GBP	Buy	08/29/2014	CSFB	59	59	–	–

18

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
GBP	Sell	08/04/2014	CBA	$84	$84	$–	$–
GBP	Sell	08/29/2014	CBK	4,045	4,024	21	–
JPY	Buy	08/29/2014	DEUT	151	151	–	–
JPY	Buy	08/29/2014	JPM	9,442	9,352	–	(90)
JPY	Buy	09/17/2014	SSG	17,667	17,432	–	(235)
JPY	Sell	09/17/2014	BNP	8,625	8,547	78	–
JPY	Sell	09/17/2014	BOA	8,625	8,547	78	–
KRW	Sell	08/29/2014	BOA	40	40	–	–
KRW	Sell	08/29/2014	CBK	81	81	–	–
KRW	Sell	08/29/2014	JPM	130	130	–	–
MXN	Buy	08/29/2014	RBC	94	92	–	(2)
MXN	Sell	08/29/2014	RBC	14	14	–	–
MYR	Sell	08/29/2014	JPM	253	252	1	–
NOK	Buy	08/29/2014	GSC	77	76	–	(1)
NOK	Sell	08/29/2014	CSFB	29	29	–	–
NZD	Buy	08/29/2014	WEST	52	51	–	(1)
NZD	Sell	08/29/2014	BOA	39	38	1	–
PEN	Buy	09/17/2014	SCB	1,060	1,062	2	–
PEN	Sell	09/17/2014	BNP	197	197	–	–
PEN	Sell	09/17/2014	CBK	862	864	–	(2)
PLN	Sell	08/29/2014	BNP	46	45	1	–
RUB	Buy	09/17/2014	JPM	1,085	1,048	–	(37)
RUB	Sell	09/17/2014	BOA	1,080	1,048	32	–
SEK	Sell	08/29/2014	BOA	180	178	2	–
SGD	Sell	08/29/2014	CBK	218	216	2	–
TRY	Sell	08/29/2014	JPM	19	18	1	–
ZAR	Buy	08/29/2014	UBS	99	97	–	(2)
ZAR	Sell	08/29/2014	UBS	19	19	–	–
Total						$352	$(467)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

19

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
LCH	LCH Clearnet
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	EURO
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian New Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish New Zloty
RUB	Russian New Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EMBI	Emerging Markets Bond Index
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
PrimeX.FRM	Markit PrimeX Fixed Rate Mortgage Backed Security

Municipal Bond Abbreviations:
FA	Finance Authority
Rev	Revenue

Other Abbreviations:
CD	Certificate of Deposit
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
IR	Interest Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate
OTC	Over-the-Counter

Credit Exposure

as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	18.2%
Aa/ AA	3.6
A	2.7
Baa/ BBB	27.1
Ba/ BB	20.9
B	19.0
Caa/ CCC or Lower	15.3
Not Rated	5.1
Non-Debt Securities and Other Short-Term Instruments	4.9
Other Assets and Liabilities	(16.8)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

20

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$64,198	$–	$45,335	$18,863
Common Stocks ‡	675	–	–	675
Corporate Bonds	77,138	–	77,138	–
Foreign Government Obligations	140,769	–	140,769	–
Municipal Bonds	3,367	–	3,367	–
Preferred Stocks	560	560	–	–
Senior Floating Rate Interests	104,397	–	104,397	–
U.S. Government Agencies	73,222	–	73,222	–
U.S. Government Securities	3,938	–	3,938	–
Short-Term Investments	19,112	–	19,112	–
Purchased Options	161	–	161	–
Total	$487,537	$560	$467,439	$19,538
Foreign Currency Contracts *	$352	$–	$352	$–
Futures *	170	170	–	–
Swaps - Credit Default *	4,217	–	4,217	–
Swaps - Interest Rate *	484	–	484	–
Total	$5,223	$170	$5,053	$–
Liabilities:
Securities Sold Short	$23,181	$–	$23,181	$–
Total	$23,181	$–	$23,181	$–
Foreign Currency Contracts *	$467	$–	$467	$–
Futures *	477	477	–	–
Swaps - Credit Default *	2,181	–	2,181	–
Swaps - Interest Rate *	19	–	19	–
Swaps - Total Return *	2	–	–	2
Total	$3,146	$477	$2,667	$2

♦	For the nine-month period ended July 31, 2014, investments valued at $557 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

21

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$23,507	$1,325	$(56	)†	$1,029	$5,623	$(12,226)	$—	$(339)	$18,863
Common Stocks	580	—	95	‡	—	—	—	—	—	675
U.S. Government Agencies	204	—	—		—	—	—	—	(204)	—
Total	$24,291	$1,325	$39		$1,029	$5,623	$(12,226)	$—	$(543)	$19,538

Liabilities:
Swaps§	$—	$—	$2	**	$—	$—	$—	$—	$—	$2
Total	$—	$—	$2		$—	$—	$—	$—	$—	$2

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $462.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $95.
§	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
**	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $(2).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

22

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 29.4%
Finance and Insurance - 29.4%
	Captive Auto Finance - 0.8%
	CPS Automotive Trust
$1,182	1.54%, 07/16/2018 ■	$1,187
781	1.82%, 12/16/2019 ■	788
144	5.01%, 06/17/2019 ■	149
	Credit Acceptance Automotive Loan Trust
2,380	1.21%, 10/15/2020 ■	2,384
1,595	1.50%, 04/15/2021 ■	1,602
2,075	1.55%, 10/15/2021 ■	2,077
805	2.21%, 09/15/2020 ■	814
2,240	3.12%, 03/16/2020 ■	2,276
	Ford Credit Floorplan Master Owner Trust
695	1.40%, 02/15/2019	692
	Prestige Automotive Receivables Trust
1,685	2.49%, 04/16/2018 ■	1,714
		13,683
	Captive Retail Finance - 0.3%
	CNH Equipment Trust
1,315	2.97%, 05/15/2017	1,319
	Springleaf Funding Trust
4,030	2.41%, 12/15/2022 ■	4,021
		5,340
	Consumer Lending - 0.1%
	Atlas Senior Loan Fund Ltd.
1,905	1.81%, 07/16/2026 ■Δ	1,910

	Other Financial Investment Activities - 2.4%
	American Money Management Corp.
4,200	1.68%, 07/27/2026 ■Δ	4,189
	Apidos CLO
2,750	1.68%, 01/19/2025 ■Δ	2,750
4,775	1.71%, 04/17/2026 ■Δ	4,777
	Avalon IV Capital Ltd.
1,755	2.08%, 04/17/2023 ■Δ	1,756
	ING Investment Management CLO Ltd.
2,300	1.43%, 03/14/2022 ■Δ	2,287
4,690	1.74%, 04/18/2026 ■Δ	4,691
1,065	2.08%, 03/14/2022 ■Δ	1,063
	Magnetite CLO Ltd.
3,890	1.70%, 07/25/2026 ■Δ	3,888
2,895	1.71%, 04/15/2026 ■Δ	2,897
3,115	2.23%, 07/25/2026 ■Δ	3,115
	Neuberger Berman CLO XIV Ltd.
3,510	1.74%, 03/01/2026 ■Δ	3,513
	Neuberger Berman CLO XVI Ltd.
3,795	1.70%, 08/04/2025 ■Δ	3,789
	Voya CLO Ltd.
1,500	1.68%, 07/17/2026 ■Δ	1,500
		40,215
	Other Investment Pools and Funds - 0.2%
	Seneca Park CLO Ltd.
3,320	1.70%, 07/17/2026 ■Δ	3,325

	Real Estate Credit (Mortgage Banking) - 25.1%
	American Home Mortgage Assets Trust
1,072	1.06%, 10/25/2046 Δ	789
	Ares CLO Ltd.
4,060	1.08%, 04/20/2023 ■Δ	3,960
4,460	1.73%, 04/17/2026 ■Δ	4,464
	Aventura Mall Trust
1,910	3.87%, 12/05/2032 ■Δ	2,012
	Avery Point CLO Ltd.
4,375	1.75%, 04/25/2026 ■Δ	4,380
	Babson CLO Ltd.
1,030	1.72%, 07/12/2025 ■Δ	1,031
	Banc of America Commercial Mortgage, Inc.
1,544	5.35%, 09/10/2047 Δ	1,606
3,375	5.44%, 11/10/2042 Δ	3,424
277	5.95%, 02/10/2051 Δ	306
	Banc of America Funding Corp.
245	0.39%, 02/20/2047 Δ	213
2,983	0.46%, 05/20/2047 Δ	2,466
3,713	5.77%, 05/25/2037	3,138
169	5.85%, 01/25/2037	137
	BB-UBS Trust
1,165	3.43%, 11/05/2036 ■	1,148
	BCAP LLC Trust
617	0.33%, 01/25/2037 Δ	464
1,652	0.34%, 03/25/2037 Δ	1,346
	Bear Stearns Adjustable Rate Mortgage Trust
2,537	2.25%, 08/25/2035 Δ	2,574
3,801	2.41%, 10/25/2035 Δ	3,770
	Bear Stearns Alt-A Trust
2,105	0.53%, 05/25/2036 Δ	1,536
3,841	0.65%, 01/25/2036 Δ	2,996
	Bear Stearns Commercial Mortgage Securities, Inc.
1,330	5.29%, 10/12/2042 Δ	1,356
3,617	5.41%, 12/11/2040	3,760
490	5.47%, 01/12/2045	536
1,524	5.54%, 10/12/2041	1,649
1,570	5.69%, 06/11/2050	1,736
1,950	5.90%, 06/11/2040 Δ	2,158
	Cal Funding II Ltd.
763	3.47%, 10/25/2027 ■	763
	Cent CLO L.P.
3,995	1.71%, 01/25/2026 ■Δ	3,997
2,865	1.72%, 07/27/2026 ■Δ	2,861
	CHL Mortgage Pass-Through Trust
1,503	0.50%, 03/25/2035 Δ	1,316
796	2.42%, 06/20/2035 Δ	767
	CICF Funding Ltd.
4,745	1.66%, 04/18/2025 ■Δ	4,745
4,175	1.73%, 05/24/2026 ■Δ	4,160
	CIFC Funding Ltd.
3,545	2.35%, 08/14/2024 ■○☼	3,540
	Citigroup Commercial Mortgage Trust
1,500	3.62%, 07/10/2047 ☼	1,545
2,905	3.86%, 05/10/2047	3,019
4,025	4.02%, 03/10/2047	4,246
3,885	4.13%, 11/10/2046	4,141
2,780	6.34%, 12/10/2049 Δ	3,089

1

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 29.4% - (continued)
Finance and Insurance - 29.4% - (continued)
	Real Estate Credit (Mortgage Banking) - 25.1% - (continued)
	Citigroup/Deutsche Bank Commercial Mortgage Trust
$5,185	5.32%, 12/11/2049	$5,606
2,350	5.48%, 01/15/2046 Δ	2,467
	Commercial Mortgage Loan Trust
3,580	6.21%, 12/10/2049 Δ	3,916
	Commercial Mortgage Pass-Through Certificates
10,936	2.59%, 07/10/2046 ■►	536
1,160	2.85%, 10/15/2045	1,138
5,005	3.96%, 02/10/2047 - 03/10/2047	5,248
3,105	3.98%, 05/10/2047	3,255
1,425	4.02%, 07/10/2045	1,509
6,260	4.05%, 10/10/2046 - 04/10/2047	6,615
260	4.40%, 07/10/2045 ■Δ	244
1,377	5.94%, 06/10/2046 Δ	1,469
	Commercial Mortgage Trust
4,430	3.42%, 03/10/2031 ■	4,473
780	4.40%, 07/10/2045 ■Δ	659
1,105	4.50%, 03/10/2046 ■Δ	725
	Community or Commercial Mortgage Trust
805	3.21%, 03/10/2046	805
1,155	3.69%, 08/10/2047	1,190
3,280	3.83%, 07/15/2047	3,391
3,145	4.01%, 04/10/2047	3,307
2,410	4.24%, 07/10/2045 Δ	2,602
295	4.35%, 08/10/2030 ■	319
	Countrywide Alternative Loan Trust
2,954	0.43%, 01/25/2036 Δ	2,639
1,561	0.47%, 11/25/2035 Δ	1,276
3,403	5.75%, 05/25/2036	2,897
278	6.00%, 12/25/2036	217
811	6.50%, 08/25/2037	591
	Countrywide Home Loans, Inc.
2,814	2.67%, 09/25/2047 Δ	2,512
1,060	2.73%, 04/20/2036 Δ	745
1,601	4.90%, 11/20/2035 Δ	1,448
2,403	5.75%, 08/25/2037	2,306
	CS First Boston Mortgage Securities Corp.
1,375	4.77%, 07/15/2037	1,407
2,790	4.88%, 04/15/2037	2,821
2,029	5.50%, 06/25/2035	1,956
	CW Capital Cobalt Ltd.
2,186	5.22%, 08/15/2048	2,338
	DBUBS Mortgage Trust
11,178	1.55%, 01/01/2021 ■►	326
	Downey S & L Assoc Mortgage Loan Trust
1,174	1.04%, 03/19/2046 Δ	912
	First Franklin Mortgage Loan Trust
2,250	0.39%, 04/25/2036 Δ	1,469
	First Horizon Alternative Mortgage Securities
5,579	2.21%, 04/25/2036 Δ	4,733
6,030	2.24%, 09/25/2035 Δ	5,306
	First Investors Automotive Owner Trust
1,175	1.49%, 01/15/2020 ■	1,175
605	1.81%, 10/15/2018 ■	608
	Flagship Credit Automotive Trust
1,162	1.21%, 04/15/2019 ■	1,161
	Flatiron CLO Ltd.
1,015	2.13%, 07/17/2026 ■Δ	1,015
	Four Times Square Trust
1,710	5.40%, 12/13/2028 ■	1,941
	FREMF Mortgage Trust
2,710	5.24%, 09/25/2043 ■Δ	2,987
	GE Business Loan Trust
1,010	1.15%, 05/15/2034 ■Δ	788
	GE Capital Commercial Mortgage Corp.
950	5.49%, 11/10/2045 Δ	985
	GMAC Commercial Mortgage Securities, Inc.
1,702	5.24%, 11/10/2045 Δ	1,768
	GMAC Mortgage Corp. Loan Trust
233	2.94%, 04/19/2036 Δ	210
1,643	3.10%, 09/19/2035 Δ	1,545
	Grace Mortgage Trust
2,955	3.37%, 06/10/2028 ■	3,035
	Gramercy Park CLO Ltd.
4,250	1.53%, 07/17/2023 ■Δ	4,250
	Greenwich Capital Commercial Funding Corp.
3,090	5.74%, 12/10/2049	3,423
970	6.01%, 07/10/2038 Δ	1,038
	GS Mortgage Securities Trust
5,286	1.87%, 08/10/2044 ■►	341
3,490	2.95%, 11/05/2034 ■	3,421
375	3.38%, 05/10/2045	386
3,160	3.55%, 04/10/2034 ■	3,254
695	3.67%, 04/10/2047 ■Δ	467
1,920	3.68%, 04/12/2047 Δ	1,988
4,075	3.86%, 06/10/2047	4,238
3,460	4.00%, 04/10/2047 Δ	3,642
2,005	4.24%, 08/10/2046	2,155
1,310	5.03%, 04/10/2047 ■Δ	1,255
	GSAA Home Equity Trust
8,870	0.24%, 12/25/2036 - 02/25/2037 Δ	4,705
2,485	0.25%, 03/25/2037 Δ	1,313
550	0.46%, 03/25/2036 Δ	401
1,923	5.98%, 06/25/2036	1,147
	GSR Mortgage Loan Trust
369	0.65%, 11/25/2035 Δ	278
5,137	2.66%, 01/25/2036 Δ	4,791
	Harborview Mortgage Loan Trust
2,281	0.35%, 01/19/2038 Δ	1,977
3,506	0.38%, 05/19/2047 Δ	1,376
2,768	0.40%, 12/19/2036 Δ	1,854
1,947	0.49%, 09/19/2035 Δ	1,483
	Hilton USA Trust
4,755	2.66%, 11/05/2030 ■	4,787
510	2.90%, 11/05/2030 ■Δ	512
	IndyMac Index Mortgage Loan Trust
1,672	0.43%, 07/25/2035 Δ	1,450
304	0.44%, 01/25/2036 Δ	206
4,234	0.56%, 07/25/2046 Δ	2,270
1,888	2.46%, 08/25/2035 - 01/25/2036 Δ	1,662
4,724	2.52%, 03/25/2036 Δ	3,735
706	2.62%, 12/25/2036 Δ	621

2

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 29.4% - (continued)
Finance and Insurance - 29.4% - (continued)
	Real Estate Credit (Mortgage Banking) - 25.1% - (continued)
	JP Morgan Chase Commercial Mortgage Securities Corp.
$811	2.75%, 10/15/2045 ■	$623
2,260	2.83%, 10/15/2045	2,220
2,965	2.84%, 12/15/2047	2,897
2,455	3.91%, 05/05/2030 ■Δ	2,541
625	4.82%, 10/15/2045 ■Δ	620
4,735	5.34%, 05/15/2047	5,109
975	5.40%, 05/15/2045	1,045
3,575	5.41%, 12/15/2044 Δ	3,718
2,917	5.42%, 01/12/2043 Δ	3,048
1,688	5.72%, 02/15/2051	1,845
2,787	5.89%, 02/12/2049 Δ	3,053
1,645	6.06%, 04/15/2045 Δ	1,761
	JP Morgan Chase Commercial Mortgage Security
3,476	1.65%, 02/12/2051 Δ	3,353
2,360	3.80%, 07/15/2047	2,438
2,740	4.17%, 12/15/2046	2,925
730	4.57%, 12/15/2047 ■Δ	632
	JP Morgan Mortgage Trust
322	2.58%, 04/25/2037 Δ	278
243	2.74%, 05/25/2036 Δ	217
1,438	3.21%, 09/25/2035 Δ	1,378
	JPMBB Commercial Mortgage Securities Trust
3,855	4.00%, 04/15/2047	4,048
1,250	4.20%, 01/15/2047	1,336
	LB-UBS Commercial Mortgage Trust
348	5.43%, 02/15/2040	379
4,752	5.86%, 07/15/2040	5,065
353	6.03%, 06/15/2038 Δ	380
880	6.32%, 04/15/2041 Δ	994
	LCM Ltd.
615	2.13%, 04/15/2022 ■Δ	608
	Lehman Brothers Small Balance Commercial
190	5.52%, 09/25/2030 ■Δ	190
	Lehman XS Trust
1,212	0.37%, 07/25/2046 Δ	950
1,007	1.01%, 09/25/2047 Δ	841
	Limerock CLO
4,765	1.73%, 04/18/2026 ■Δ	4,769
	Luminent Mortgage Trust
2,463	0.35%, 02/25/2046 Δ	1,869
	Madison Park Funding Ltd.
2,800	1.68%, 01/19/2025 ■Δ	2,794
	Madison Park Funding Ltd. CLO
4,525	1.72%, 07/20/2026 ■Δ	4,525
	Merrill Lynch Mortgage Investors Trust
715	2.51%, 07/25/2035 Δ	610
942	2.78%, 03/25/2036 Δ	651
	Merrill Lynch/Countrywide Commercial Mortgage Trust
12,499	0.88%, 07/12/2046 Δ	9
2,763	5.38%, 08/12/2048	2,965
1,040	5.42%, 08/12/2048	1,113
2,185	5.70%, 09/12/2049	2,410
2,921	5.81%, 06/12/2050 Δ	3,201
	Morgan Stanley ABS Capital I
2,244	0.30%, 06/25/2036 Δ	1,745
	Morgan Stanley BAML Trust
4,290	3.59%, 08/15/2047 ○	4,419
695	4.06%, 02/15/2047	734
775	4.50%, 08/15/2045 ■	609
	Morgan Stanley Capital I
42,766	1.09%, 09/15/2047 ■►	825
2,627	4.99%, 08/13/2042	2,683
726	5.38%, 11/14/2042 Δ	751
774	5.66%, 10/15/2042 Δ	813
3,450	5.69%, 04/15/2049 Δ	3,781
	Morgan Stanley Capital I Trust
425	5.55%, 10/12/2052 ■Δ	433
	Morgan Stanley Capital Investments
2,083	5.81%, 12/12/2049	2,303
	Morgan Stanley Mortgage Loan Trust
3,405	0.33%, 05/25/2036 - 11/25/2036 Δ	1,668
	Morgan Stanley Re-Remic Trust
2,992	6.00%, 08/12/2045 - 08/15/2045 ■Δ	3,283
	National Credit Union Administration
650	1.84%, 10/07/2020 Δ	655
	Oak Hill Credit Partners
1,395	1.62%, 07/20/2026 ■Δ	1,395
	OZLM Funding Ltd.
4,595	1.73%, 04/17/2026 ■Δ	4,599
	RBSGC Mortage Pass Through Certificates
3,632	6.25%, 01/25/2037	3,415
	Residential Accredit Loans, Inc.
282	0.38%, 02/25/2046 Δ	138
426	0.92%, 09/25/2046 Δ	294
3,957	1.42%, 11/25/2037 Δ	2,495
	Residential Asset Securitization Trust
1,078	0.60%, 03/25/2035 Δ	850
	Residential Funding Mortgage Securities
207	3.04%, 04/25/2037 Δ	181
	Sequoia Mortgage Trust
445	2.47%, 07/20/2037 Δ	366
	Shackleton CLO Ltd.
3,430	0.11%, 07/17/2026 ■○	3,427
	Soundview Home Equity Loan Trust, Inc.
3,500	0.34%, 07/25/2037 Δ	2,232
3,830	0.39%, 07/25/2036 Δ	2,272
1,320	0.41%, 06/25/2036 Δ	1,070
	Springleaf Mortgage Loan Trust
2,860	3.52%, 12/25/2065 ■	2,920
	Structured Adjustable Rate Mortgage Loan Trust
708	0.46%, 09/25/2034 Δ	628
	Structured Asset Mortgage Investments, Inc.
1,507	0.38%, 05/25/2046 Δ	893
	Symphony CLO Ltd.
3,950	1.48%, 07/14/2026 ■Δ	3,950
	UBS-Barclays Commercial Mortgage Trust
3,265	3.18%, 03/10/2046 Δ	3,255
4,120	3.24%, 04/10/2046	4,120
1,115	4.23%, 03/10/2046 ■Δ	995
	Wachovia Bank Commercial Mortgage Trust
1,025	5.59%, 03/15/2042 ■Δ	1,023
	WaMu Mortgage Pass Through Certificates
873	1.10%, 07/25/2046 Δ	752

3

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 29.4% - (continued)
Finance and Insurance - 29.4% - (continued)
	Real Estate Credit (Mortgage Banking) - 25.1% - (continued)
	Wells Fargo Alternative Loan Trust
$1,721	6.25%, 11/25/2037	$1,627
	Wells Fargo Commercial Mortgage Trust
2,900	2.92%, 10/15/2045	2,860
3,210	3.82%, 08/15/2050	3,317
60	4.94%, 10/15/2045 ■Δ	60
	Wells Fargo Mortgage Backed Securities Trust
859	5.19%, 10/25/2035 Δ	859
	WF-RBS Commercial Mortgage Trust
1,180	2.92%, 08/15/2047 ☼	1,216
3,045	3.68%, 08/15/2047 ☼	3,136
2,570	4.00%, 05/15/2047	2,694
2,855	4.10%, 03/15/2047	3,026
3,585	4.90%, 06/15/2044 ■	4,010
345	5.00%, 06/15/2044 ■	325
960	5.75%, 04/15/2045 ■Δ	1,008
		427,679
	Whole Loan Residential - 0.5%
	Dryden Senior Loan Fund
4,695	1.62%, 04/18/2026 ■Δ	4,673
4,800	1.71%, 07/15/2026 ■Δ	4,803
		9,476
		501,628
	Total Asset and Commercial Mortgage Backed Securities
	(Cost $489,656)	$501,628

Corporate Bonds - 30.1%
Administrative Waste Management and Remediation - 0.1%
	Business Support Services - 0.1%
	Equinix, Inc.
$680	4.88%, 04/01/2020	$685
170	5.38%, 04/01/2023	171
		856
	Waste Treatment and Disposal - 0.0%
	Clean Harbors, Inc.
150	5.13%, 06/01/2021	149
605	5.25%, 08/01/2020	610
		759
		1,615
Agriculture, Forestry, Fishing and Hunting - 0.0%
	Timber Tract Operations - 0.0%
	Weyerhaeuser Co.
200	7.38%, 10/01/2019	244

Air Transportation - 0.1%
	Scheduled Air Transportation - 0.1%
	Continental Airlines, Inc.
2,138	4.00%, 10/29/2024	2,180

Arts, Entertainment and Recreation - 1.7%
	Cable and Other Subscription Programming - 1.3%
	CCO Holdings LLC
35	5.13%, 02/15/2023	34
30	5.25%, 09/30/2022	29
170	5.75%, 09/01/2023	170
	Comcast Corp.
745	4.75%, 03/01/2044	779
425	5.70%, 07/01/2019	495
	DirecTV Holdings LLC
1,100	1.75%, 01/15/2018	1,097
1,075	2.40%, 03/15/2017	1,104
1,420	5.00%, 03/01/2021	1,573
	Numericable Group S.A.
280	4.88%, 05/15/2019 ■	282
	Time Warner Cable, Inc.
300	5.88%, 11/15/2040	349
	Time Warner Entertainment Co., L.P.
3,270	8.38%, 03/15/2023 - 07/15/2033 ‡	4,761
	Time Warner, Inc.
3,000	2.10%, 06/01/2019 ‡	2,964
1,065	3.40%, 06/15/2022	1,068
500	4.75%, 03/29/2021	552
1,650	6.10%, 07/15/2040	1,919
1,100	6.50%, 11/15/2036	1,340
	Viacom, Inc.
2,400	5.63%, 09/15/2019	2,742
		21,258
	Gambling Industries - 0.0%
	GLP Capital L.P./Financing II, Inc.
250	4.88%, 11/01/2020	254

	Newspaper, Periodical, Book and Database Publisher - 0.3%
	Gannett Co., Inc.
1,670	5.13%, 10/15/2019 ■	1,707
	News America, Inc.
2,400	6.15%, 03/01/2037 ‡	2,843
750	6.20%, 12/15/2034	899
		5,449
	Radio and Television Broadcasting - 0.1%
	Grupo Televisa SAB
570	5.00%, 05/13/2045	567
	NBC Universal Media LLC
1,379	5.95%, 04/01/2041	1,680
		2,247
		29,208
Beverage and Tobacco Product Manufacturing - 0.1%
	Beverage Manufacturing - 0.0%
	Molson Coors Brewing Co.
865	3.50%, 05/01/2022	871

	Tobacco Manufacturing - 0.1%
	Altria Group, Inc.
534	10.20%, 02/06/2039	899

		1,770
Chemical Manufacturing - 0.5%
	Agricultural Chemical Manufacturing - 0.3%
	CF Industries Holdings, Inc.
3,165	5.15%, 03/15/2034 ‡	3,358

4

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 30.1% - (continued)
Chemical Manufacturing - 0.5% - (continued)
		Agricultural Chemical Manufacturing - 0.3% - (continued)
		Monsanto Co.
	$2,405	2.13%, 07/15/2019	$2,394
	180	2.75%, 07/15/2021	179
			5,931
		Basic Chemical Manufacturing - 0.2%
		Dow Chemical Co.
	2,500	8.55%, 05/15/2019 ‡	3,184

			9,115
Computer and Electronic Product Manufacturing - 0.5%
		Computer and Peripheral Equipment Manufacturing - 0.5%
		Apple, Inc.
	2,520	2.85%, 05/06/2021	2,529
		SBA Tower Trust
	2,400	2.93%, 12/15/2017 ■	2,438
	3,435	3.60%, 04/15/2043 ■‡	3,442
			8,409
		Navigational, Measuring and Control Instruments - 0.0%
		Esterline Technologies Corp.
	735	7.00%, 08/01/2020	781

			9,190
Construction - 0.1%
		Residential Building Construction - 0.1%
		Lennar Corp.
	910	4.50%, 06/15/2019	910
		Ryland Group, Inc.
	850	5.38%, 10/01/2022	833
			1,743
Fabricated Metal Product Manufacturing - 0.1%
		Other Fabricated Metal Product Manufacturing - 0.1%
		Crown Americas, Inc.
	1,040	6.25%, 02/01/2021	1,092

Finance and Insurance - 15.6%
		Activities Related To Credit Banking - 0.3%
		Banco Santander S.A.
EUR	3,300	6.25%, 03/12/2049 §	4,557

		Agencies, Brokerages and Other Insurance - 0.1%
		Marsh & McLennan Cos., Inc.
	1,285	2.55%, 10/15/2018	1,305

		Commercial Banking - 1.8%
		Bankia S.A.
EUR	200	4.00%, 05/22/2024 §Δ	262
		Barclays Bank plc
	7,450	6.05%, 12/04/2017 ■‡	8,386
EUR	500	6.50%, 06/15/2049	675
	600	7.75%, 04/10/2023	668
EUR	700	8.00%, 12/15/2049	1,012
	1,280	8.25%, 12/15/2018 ♠β	1,357
		BNP Paribas
	3,185	2.38%, 09/14/2017 ‡	3,246
		Credit Suisse AG
EUR	560	5.75%, 09/18/2025 §	836
		Credit Suisse Group AG
	3,425	6.25%, 12/18/2024 ■♠Δ	3,433
	800	7.88%, 02/24/2041 §	858
		Credit Suisse New York
	4,785	1.38%, 05/26/2017 ‡	4,772
		Crown Castle International Corp.
	780	5.25%, 01/15/2023	788
		State Street Corp.
	905	4.96%, 03/15/2018	986
		Sumitomo Mitsui Financial Group, Inc.
	4,000	4.44%, 04/02/2024 ■‡	4,166
			31,445
		Consumer Lending - 0.0%
		Minerva Luxembourg S.A.
	750	7.75%, 01/31/2023 ■	804

		Depository Credit Banking - 3.0%
		Aquarius Invest. plc Swiss Reinsurance Co., Ltd.
	400	6.38%, 09/01/2024 §	425
		Bank of America Corp.
	3,930	4.00%, 04/01/2024 ‡	3,985
	1,320	4.10%, 07/24/2023	1,354
	425	4.88%, 04/01/2044	437
	535	5.13%, 06/17/2019 ♠	525
	700	7.63%, 06/01/2019	857
		Citigroup, Inc.
	1,350	1.70%, 07/25/2016	1,365
	975	2.50%, 09/26/2018	986
	1,850	4.59%, 12/15/2015	1,944
	600	4.88%, 05/07/2015	619
	205	5.30%, 05/06/2044	213
	1,515	5.50%, 09/13/2025	1,667
	1,835	6.13%, 08/25/2036	2,111
	4,025	6.68%, 09/13/2043 ‡	4,986
	683	8.50%, 05/22/2019	864
		Fifth Third Bancorp
	375	4.90%, 09/30/2019 ♠	374
		HSBC Holdings plc
	1,270	4.25%, 03/14/2024	1,294
	800	5.25%, 03/14/2044	850
	700	6.50%, 09/15/2037	869
	3,400	6.80%, 06/01/2038 ‡	4,358
		KBC Groep N.V.
EUR	630	5.63%, 03/19/2019 §♠	837
		PNC Bank NA
	905	6.00%, 12/07/2017	1,031
	813	6.88%, 04/01/2018	953
		PNC Financial Services Group, Inc.
	2,665	3.90%, 04/29/2024	2,694
		PNC Funding Corp.
	700	5.25%, 11/15/2015	740
		UniCredit S.p.A.
	720	8.00%, 06/03/2024 §♠	754
		UNIQA Insurance Group AG
EUR	300	6.88%, 07/31/2043 §	462

5

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 30.1% - (continued)
Finance and Insurance - 15.6% - (continued)
		Depository Credit Banking - 3.0% - (continued)
		Wells Fargo & Co.
	$3,200	2.13%, 04/22/2019 ‡	$3,181
	1,740	3.45%, 02/13/2023	1,723
	2,590	4.10%, 06/03/2026	2,610
	3,800	4.13%, 08/15/2023 ‡	3,932
	1,420	5.38%, 11/02/2043	1,559
			50,559
		Insurance and Employee Benefit Funds - 0.0%
		NN Group N.V.
EUR	500	4.63%, 04/08/2044 §	696

		Insurance Carriers - 1.3%
		American International Group, Inc.
	2,800	4.50%, 07/16/2044	2,767
	720	6.40%, 12/15/2020	863
	375	8.18%, 05/15/2058	518
		AXA S.A.
	220	6.46%, 12/14/2018 §♠	235
		Mapfre S.A.
EUR	250	5.92%, 07/24/2037	356
		Massachusetts Mutual Life Insurance Co.
	1,497	8.88%, 06/01/2039 ■	2,363
		MetLife Global Funding I
	2,520	2.30%, 04/10/2019 ■	2,528
		MetLife, Inc.
	1,035	4.37%, 09/15/2023	1,108
		Nationwide Mutual Insurance Co.
	2,650	9.38%, 08/15/2039 ■‡	4,096
		Pacific Life Insurance Co.
	325	9.25%, 06/15/2039 ■	501
		Prudential Financial, Inc.
	650	4.60%, 05/15/2044	652
		Teachers Insurance & Annuity Association of America
	2,558	6.85%, 12/16/2039 ■‡	3,390
		Wellpoint, Inc.
	1,100	1.88%, 01/15/2018	1,104
	1,045	2.30%, 07/15/2018	1,059
	500	5.10%, 01/15/2044	539
			22,079
		International Trade Financing (Foreign Banks) - 2.4%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	2,000	7.00%, 12/29/2049 §	2,832
	1,200	9.00%, 05/09/2018 §♠	1,323
		Bank of Ireland
EUR	970	10.00%, 07/30/2016 §	1,418
		Bank of Tokyo-Mitsubishi UFJ Ltd.
	1,520	2.30%, 03/10/2019 ■	1,526
		BPCE S.A.
	250	0.83%, 06/23/2017 Δ	250
	2,380	2.50%, 12/10/2018	2,398
EUR	400	4.63%, 07/18/2023 §	609
	2,780	5.15%, 07/21/2024 ■	2,913
	1,900	5.70%, 10/22/2023 ■	2,068
		Credit Agricole S.A.
EUR	1,440	6.50%, 06/23/2049 §	2,013
		Royal Bank of Scotland Group plc
	3,000	2.55%, 09/18/2015 ‡	3,057
	3,365	5.13%, 05/28/2024 ‡	3,364
	1,665	6.13%, 12/15/2022	1,791
	850	9.50%, 03/16/2022 §	988
		Santander U.S. Debt S.A.
	3,400	3.72%, 01/20/2015 ■‡	3,443
		Societe Generale
	2,480	6.00%, 01/27/2020 ■♠	2,387
EUR	1,245	6.75%, 04/07/2049 §	1,725
	475	7.88%, 12/18/2023 ■♠	497
	3,070	8.25%, 11/29/2018 §♠	3,289
		Standard Chartered plc
	975	4.00%, 07/12/2022 §	1,005
		TSMC Global Ltd.
	1,640	1.63%, 04/03/2018 ■	1,609
			40,505
		Monetary Authorities - Central Bank - 0.3%
		Lloyds Banking Group plc
EUR	2,460	6.38%, 06/27/2049 §	3,516
GBP	890	7.00%, 12/29/2049 §	1,529
			5,045
		Nondepository Credit Banking - 1.3%
		Capital One Financial Corp.
	1,750	6.15%, 09/01/2016	1,927
		CIT Group, Inc.
	40	5.00%, 05/15/2017	42
	1,044	5.50%, 02/15/2019 ■	1,114
	485	6.63%, 04/01/2018 ■	535
		Discover Financial Services
	2,600	5.20%, 04/27/2022 ‡	2,866
		Ford Motor Credit Co. LLC
	1,025	5.00%, 05/15/2018	1,129
	2,065	5.88%, 08/02/2021	2,405
	215	6.63%, 08/15/2017	245
		General Electric Capital Corp.
	1,675	4.63%, 01/07/2021	1,860
	4,575	5.30%, 02/11/2021 ‡	5,218
	210	5.88%, 01/14/2038	252
	1,700	6.25%, 12/15/2022 ♠	1,887
		Navient Corp.
	630	5.50%, 01/15/2019	652
	395	7.25%, 01/25/2022	433
	1,245	8.45%, 06/15/2018	1,438
			22,003
		Other Financial Investment Activities - 0.0%
		CNH Industrial Capital LLC
	375	3.38%, 07/15/2019 ■	366

		Real Estate Investment Trust (REIT) - 1.5%
		Brandywine Operating Partnership L.P.
	2,900	3.95%, 02/15/2023 ‡	2,899
		HCP, Inc.
	1,605	4.25%, 11/15/2023	1,665
	1,490	6.00%, 01/30/2017	1,657

6

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 30.1% - (continued)
Finance and Insurance - 15.6% - (continued)
		Real Estate Investment Trust (REIT) - 1.5% - (continued)
		Health Care REIT, Inc.
	$1,000	4.13%, 04/01/2019	$1,075
	3,450	4.50%, 01/15/2024 ‡	3,596
		Kimco Realty Corp.
	3,850	3.13%, 06/01/2023 ‡	3,697
	615	4.30%, 02/01/2018	663
		Liberty Property L.P.
	950	3.38%, 06/15/2023	919
	860	4.13%, 06/15/2022	890
		Realty Income Corp.
	1,865	3.25%, 10/15/2022	1,821
	1,420	4.65%, 08/01/2023	1,521
		UDR, Inc.
	785	3.70%, 10/01/2020	814
		Ventas Realty L.P.
	1,520	2.70%, 04/01/2020	1,502
	2,750	3.25%, 08/15/2022	2,704
			25,423
		Securities and Commodity Contracts and Brokerage - 3.6%
		Bear Stearns & Co., Inc.
	1,905	5.55%, 01/22/2017	2,089
		Goldman Sachs Group, Inc.
	100	3.85%, 07/08/2024	99
	850	4.00%, 03/03/2024	858
	1,050	4.80%, 07/08/2044	1,046
	2,330	5.75%, 01/24/2022	2,674
	2,696	6.00%, 06/15/2020 ‡	3,121
	1,700	6.45%, 05/01/2036	1,979
	3,800	6.75%, 10/01/2037 ‡	4,526
		JP Morgan Chase & Co.
	755	3.38%, 05/01/2023	734
	945	3.63%, 05/13/2024	945
	4,400	4.35%, 08/15/2021 ‡	4,734
	500	4.63%, 05/10/2021	547
	510	5.00%, 07/01/2019 ♠	505
	4,305	5.63%, 08/16/2043 ‡	4,879
	2,745	6.00%, 01/15/2018 ‡	3,113
		Merrill Lynch & Co., Inc.
	1,316	5.70%, 05/02/2017	1,452
	8,120	6.05%, 05/16/2016 ‡	8,789
	2,235	7.75%, 05/14/2038 ‡	3,046
		Morgan Stanley
	250	1.75%, 02/25/2016	253
	1,975	2.13%, 04/25/2018	1,981
	2,025	2.50%, 01/24/2019	2,036
	2,275	4.88%, 11/01/2022	2,422
	250	5.45%, 07/15/2019 ♠	250
	3,590	5.75%, 01/25/2021 ‡	4,145
	505	7.30%, 05/13/2019	610
		Nationwide Building Society
GBP	1,940	6.88%, 03/11/2049 §	3,342
		UBS AG Stamford CT
	680	7.63%, 08/17/2022	809
			60,984
			265,771
Food Manufacturing - 0.3%
		Bakeries and Tortilla Manufacturing - 0.3%
		Grupo Bimbo S.A.B. de C.V.
	4,250	4.88%, 06/27/2044 ■	4,137

Health Care and Social Assistance - 1.1%
		Drugs and Druggists' Sundries Merchant Wholesalers - 0.1%
		McKesson Corp.
	795	3.80%, 03/15/2024	807

		General Medical and Surgical Hospitals - 0.4%
		Community Health Systems, Inc.
	350	5.13%, 08/01/2021 ■	353
		HCA, Inc.
	1,785	6.50%, 02/15/2020	1,939
	1,336	7.50%, 11/15/2095	1,242
		Memorial Sloan-Kettering Cancer Center
	1,985	5.00%, 07/01/2042	2,209
		Tenet Healthcare Corp.
	1,575	6.00%, 10/01/2020	1,646
			7,389
		Health and Personal Care Stores - 0.2%
		CVS Caremark Corp.
	3,138	8.35%, 07/10/2031 ■‡	4,118

		Individual and Family Services - 0.0%
		Wellcare Health Plans, Inc.
	295	5.75%, 11/15/2020	301

		Other Ambulatory Health Care Services - 0.1%
		Aetna, Inc.
	1,440	2.20%, 03/15/2019	1,437

		Pharmaceutical and Medicine Manufacturing - 0.2%
		Amgen, Inc.
	515	0.83%, 05/22/2019 Δ	517
		Gilead Sciences, Inc.
	1,870	3.70%, 04/01/2024	1,917
		Mylan, Inc.
	480	6.00%, 11/15/2018 ■	500
			2,934
		Specialty Hospital-Except Psychiatric & Drug Abuse - 0.1%
		Fresenius Medical Care U.S. Finance II, Inc.
	1,385	5.63%, 07/31/2019 ■	1,475

			18,461
Information - 2.2%
		Cable and Other Program Distribution - 0.3%
		Cox Communications, Inc.
	4,300	2.95%, 06/30/2023 ■‡	4,071
		DISH DBS Corp.
	1,200	7.88%, 09/01/2019	1,380
			5,451
		Data Processing Services - 0.1%
		Audatex North America, Inc.
	795	6.00%, 06/15/2021 ■	833
		First Data Corp.
	162	6.75%, 11/01/2020 ■	171
	400	12.63%, 01/15/2021	476
			1,480

7

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 30.1% - (continued)
Information - 2.2% - (continued)
	Satellite Telecommunications - 0.0%
	Inmarsat Finance plc
$385	4.88%, 05/15/2022 ■	$381

	Software Publishers - 0.1%
	Activision Blizzard, Inc.
2,185	5.63%, 09/15/2021 ■	2,294

	Telecommunications - Other - 0.2%
	Sprint Communications, Inc.
1,055	7.00%, 03/01/2020 ■	1,187
947	9.00%, 11/15/2018 ■	1,110
	Telefonica Emisiones SAU
775	3.99%, 02/16/2016	809
	Wind Acquisition Finance S.A.
540	4.75%, 07/15/2020 ■	528
		3,634
	Telecommunications - Wired Carriers - 0.3%
	AT&T, Inc.
2,465	4.80%, 06/15/2044	2,498
	Unitymedia Hessen GmbH & Co.
1,655	7.50%, 03/15/2019 ■	1,746
		4,244
	Telecommunications - Wireless Carriers - 0.2%
	T-Mobile USA, Inc.
1,035	6.46%, 04/28/2019	1,079
425	6.63%, 04/28/2021	446
	VimpelCom Holdings B.V.
1,810	5.95%, 02/13/2023 ■	1,679
		3,204
	Wireless Communications Services - 1.0%
	Verizon Communications, Inc.
2,475	3.65%, 09/14/2018	2,638
4,065	5.15%, 09/15/2023 ‡	4,499
2,030	6.40%, 02/15/2038	2,471
6,280	6.55%, 09/15/2043 ‡	7,887
		17,495
		38,183
Machinery Manufacturing - 0.3%
	Agriculture, Construction, Mining and Machinery - 0.1%
	Case New Holland Industrial, Inc.
995	7.88%, 12/01/2017	1,135

	Other General Purpose Machinery Manufacturing - 0.2%
	Hutchison Whampoa International Ltd.
4,025	2.00%, 11/08/2017 ■‡	4,056

		5,191
Mining - 0.3%
	Coal Mining - 0.1%
	Peabody Energy Corp.
1,030	6.50%, 09/15/2020	986

	Metal Ore Mining - 0.2%
	Barrick North America Finance LLC
500	4.40%, 05/30/2021	522
	Glencore Funding LLC
1,835	1.70%, 05/27/2016 ■	1,848
	Newmont Mining Corp.
175	4.88%, 03/15/2042	157
		2,527
	Nonmetallic Mineral Mining and Quarrying - 0.0%
	FMG Resources Aug 2006
625	6.88%, 04/01/2022 ■	665

		4,178
Miscellaneous Manufacturing - 0.0%
	Aerospace Product and Parts Manufacturing - 0.0%
	Triumph Group, Inc.
485	5.25%, 06/01/2022 ■	483

Motor Vehicle and Parts Manufacturing - 0.9%
	Motor Vehicle Manufacturing - 0.9%
	Chrysler Group LLC
900	8.00%, 06/15/2019	959
	Daimler Finance NA LLC
3,825	1.38%, 08/01/2017 ■☼	3,815
	General Motors Co.
1,120	6.25%, 10/02/2043	1,268
	General Motors Financial Co., Inc.
510	2.63%, 07/10/2017	508
3,910	3.50%, 07/10/2019 ‡	3,895
3,640	4.75%, 08/15/2017 ‡	3,817
	General Motors, Inc.
500	3.50%, 10/02/2018	503
		14,765
	Motor Vehicle Parts Manufacturing - 0.0%
	TRW Automotive, Inc.
80	4.50%, 03/01/2021 ■	81
425	7.25%, 03/15/2017 ■	480
		561
		15,326
Other Services - 0.0%
	Commercial and Industrial Machinery and Equipment - 0.0%
	Cardtronics, Inc.
695	5.13%, 08/01/2022 ■	697

Paper Manufacturing - 0.0%
	Converted Paper Product Manufacturing - 0.0%
	Clearwater Paper Corp.
700	5.38%, 02/01/2025 ■	698

Petroleum and Coal Products Manufacturing - 2.2%
	Natural Gas Distribution - 0.4%
	Ferrellgas Partners L.P.
1,204	6.50%, 05/01/2021	1,243
	Williams Partners L.P.
2,925	3.90%, 01/15/2025 ‡	2,925
2,200	4.30%, 03/04/2024	2,279
		6,447
	Oil and Gas Extraction - 1.5%
	Anadarko Petroleum Corp.
1,345	6.38%, 09/15/2017	1,535
	Cenovus Energy, Inc.
4,100	5.20%, 09/15/2043 ‡	4,449

8

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 30.1% - (continued)
Petroleum and Coal Products Manufacturing - 2.2% - (continued)
	Oil and Gas Extraction - 1.5% - (continued)
	CNPC General Capital
$3,700	1.45%, 04/16/2016 ■‡	$3,699
	Denbury Resources, Inc.
350	5.50%, 05/01/2022	344
	EDC Finance Ltd.
1,405	4.88%, 04/17/2020 ■	1,279
	Enable Midstream Partners L.P.
80	5.00%, 05/15/2044 ■	80
	Harvest Operations Corp.
736	6.88%, 10/01/2017	793
	Lukoil International Finance B.V.
3,800	3.42%, 04/24/2018 ■‡	3,648
200	3.42%, 04/24/2018 §	192
475	6.13%, 11/09/2020 §	486
	Nexen, Inc.
485	7.50%, 07/30/2039	671
	Pemex Project Funding Master Trust
2,350	6.63%, 06/15/2035 ‡	2,781
	Petrobras Global Finance Co.
1,775	3.00%, 01/15/2019	1,733
	Petrobras International Finance Co.
340	5.38%, 01/27/2021	350
	Pioneer Natural Resources Co.
290	6.65%, 03/15/2017	328
910	7.50%, 01/15/2020	1,118
	Plains Exploration & Production Co.
1,350	6.63%, 05/01/2021	1,502
293	6.88%, 02/15/2023	339
		25,327
	Petroleum and Coal Products Manufacturing - 0.2%
	Hess Corp.
1,700	1.30%, 06/15/2017	1,696
	Tesoro Corp.
105	5.13%, 04/01/2024	102
	Valero Energy Corp.
1,911	9.38%, 03/15/2019	2,482
		4,280
	Support Activities For Mining - 0.1%
	Transocean, Inc.
800	6.38%, 12/15/2021	912
250	6.80%, 03/15/2038	277
		1,189
		37,243
Pipeline Transportation - 1.1%
	Pipeline Transportation of Natural Gas - 1.1%
	El Paso Corp.
900	7.00%, 06/15/2017	992
	Energy Transfer Equity L.P.
1,700	3.60%, 02/01/2023	1,676
3,975	5.95%, 10/01/2043 ‡	4,418
2,590	6.50%, 02/01/2042 ‡	3,037
1,138	7.50%, 10/15/2020	1,272
	Kinder Morgan Energy Partners L.P.
2,540	5.50%, 03/01/2044	2,624
	Kinder Morgan Finance Co.
4,330	6.00%, 01/15/2018 ■‡	4,687
	Southern Star Central Corp.
75	5.13%, 07/15/2022 ■	75
		18,781
Plastics and Rubber Products Manufacturing - 0.0%
	Rubber Product Manufacturing - 0.0%
	Continental Rubber of America Corp.
475	4.50%, 09/15/2019 ■	501

Primary Metal Manufacturing - 0.1%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.1%
	ArcelorMittal
1,310	9.50%, 02/15/2015	1,358
	United States Steel Corp.
550	7.38%, 04/01/2020	603
		1,961
Printing and Related Support Activities - 0.1%
	Printing and Related Support Activities - 0.1%
	Deluxe Corp.
760	7.00%, 03/15/2019	805

Rail Transportation - 0.1%
	Rail Transportation - 0.1%
	Canadian Pacific Railway Co.
725	9.45%, 08/01/2021	999

Real Estate, Rental and Leasing - 1.1%
	Activities Related To Real Estate - 0.1%
	Duke Realty L.P.
1,625	3.63%, 04/15/2023	1,603

Automotive Equipment Rental and Leasing - 0.1%
	Ryder System, Inc.
1,095	2.55%, 06/01/2019	1,103

General Rental Centers - 0.2%
	ERAC USA Finance Co.
1,575	2.35%, 10/15/2019 ■	1,563
1,700	6.38%, 10/15/2017 ■	1,947
		3,510
Industrial Machinery and Equipment Rental and Leasing - 0.3%
	GATX Corp.
400	2.50%, 07/30/2019	401
475	3.50%, 07/15/2016	496
	International Lease Finance Corp.
2,405	5.88%, 04/01/2019	2,555
1,025	6.75%, 09/01/2016 ■	1,123
		4,575
Lessors of Real Estate - 0.4%
	American Tower Corp.
225	5.00%, 02/15/2024	242
	ProLogis L.P.
6,950	3.35%, 02/01/2021 ‡	7,001
		7,243
		18,034

9

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 30.1% - (continued)
Retail Trade - 0.6%
		Automobile Dealers - 0.0%
		Jaguar Land Rover plc
	$450	8.13%, 05/15/2021 ■	$498

		Automotive Parts, Accessories and Tire Stores - 0.2%
		AutoZone, Inc.
	2,674	3.70%, 04/15/2022	2,736
		O'Reilly Automotive, Inc.
	50	3.85%, 06/15/2023	51
			2,787
		Building Material and Supplies Dealers - 0.1%
		Building Materials Corp.
	831	7.50%, 03/15/2020 ■	872
		Home Depot, Inc.
	260	4.20%, 04/01/2043	256
			1,128
		Clothing Stores - 0.1%
		Carter's, Inc.
	1,375	5.25%, 08/15/2021 ■	1,430

		Electronics and Appliance Stores - 0.1%
		Arcelik AS
	1,265	5.00%, 04/03/2023 ■	1,225

		Other General Merchandise Stores - 0.1%
		Wal-Mart Stores, Inc.
	2,060	4.30%, 04/22/2044	2,066

		Other Miscellaneous Store Retailers - 0.0%
		Sotheby's
	910	5.25%, 10/01/2022 ■	890

			10,024
Transportation Equipment Manufacturing - 0.0%
		Railroad Rolling Stock Manufacturing - 0.0%
		Kansas City Southern de Mexico S.A. de C.V.
	65	3.00%, 05/15/2023	61

Truck Transportation - 0.2%
		Specialized Freight Trucking - 0.2%
		Penske Truck Leasing Co.
	565	2.50%, 06/15/2019 ■	565
	1,150	2.88%, 07/17/2018 ■	1,171
	1,182	4.88%, 07/11/2022 ■	1,289
			3,025
Utilities - 0.7%
		Electric Generation, Transmission and Distribution - 0.7%
		AES (The) Corp.
	195	5.50%, 03/15/2024	191
	375	9.75%, 04/15/2016	418
		Appalachian Power Co.
	95	4.40%, 05/15/2044	95
		Berkshire Hathaway Energy Co.
	3,385	8.48%, 09/15/2028 ‡	4,913
		CenterPoint Energy, Inc.
	1,700	6.85%, 06/01/2015	1,784
		Dolphin Subsidiary II, Inc.
	295	7.25%, 10/15/2021	311
		EDP Finance B.V.
	360	5.25%, 01/14/2021 ■	375
		Pacific Gas & Electric Co.
	725	3.75%, 02/15/2024	744
	1,500	8.25%, 10/15/2018	1,859
		Xcel Energy, Inc.
	1,340	6.50%, 07/01/2036	1,759
			12,449
		Total Corporate Bonds
		(Cost $492,735)	$513,165

Foreign Government Obligations - 2.3%
		Brazil - 0.8%
		Brazil (Federative Republic of)
	$2,300	4.88%, 01/22/2021	$2,477
BRL	20,738	6.00%, 05/15/2045 ◄	9,048
BRL	3,921	10.00%, 01/01/2017	1,674
			13,199
		Colombia - 0.4%
		Colombia (Republic of)
COP	7,692,591	3.50%, 04/17/2019 ◄	4,180
COP	3,143,700	7.00%, 05/04/2022	1,707
			5,887
		Indonesia - 0.1%
		Indonesia (Republic of)
IDR	9,723,000	8.38%, 03/15/2024	860

		Latvia - 0.0%
		Latvia (Republic of)
	400	2.75%, 01/12/2020 §	391

		Mexico - 0.3%
		Mexico (United Mexican States)
MXN	21,409	2.00%, 06/09/2022 ◄	1,604
	2,524	4.75%, 03/08/2044	2,530
MXN	18,682	8.00%, 12/07/2023	1,636
			5,770
		Peru - 0.3%
		Peru (Republic of)
PEN	13,260	8.20%, 08/12/2026	5,838

		Russia - 0.2%
		Russia (Federation of)
	1,000	3.63%, 04/29/2015 §	1,014
RUB	114,575	8.15%, 02/03/2027 Δ	2,963
			3,977
		South Africa - 0.2%
		South Africa (Republic of)
ZAR	36,200	7.75%, 02/28/2023	3,306

		Total Foreign Government Obligations
		(Cost $38,368)	$39,228

10

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Municipal Bonds - 1.2%
	General Obligations - 0.4%
	California State GO
$1,300	7.50%, 04/01/2034	$1,852
	California State GO, Taxable
3,625	7.55%, 04/01/2039 ‡	5,387
	Illinois State GO
230	5.88%, 03/01/2019	256
		7,495
	Higher Education (Univ., Dorms, etc.) - 0.4%
	Massachusetts State Development Fin Agency Rev
130	5.35%, 12/01/2028	143
	University of California
2,365	4.60%, 05/15/2031	2,575
3,025	5.00%, 05/15/2038 ‡	3,360
		6,078
	Miscellaneous - 0.1%
	Puerto Rico Commonwealth Govt Retirement System
975	6.55%, 07/01/2058	490
	Puerto Rico Government Employees Retirement System
3,350	6.30%, 07/01/2043	1,780
		2,270
	Tax Allocation - 0.2%
	New York City, NY, Transitional FA Rev
3,085	5.00%, 11/01/2038 - 05/01/2042	3,428

	Utilities - Electric - 0.1%
	Municipal Elec Auth Georgia
1,285	6.64%, 04/01/2057	1,595

	Total Municipal Bonds
	(Cost $19,400)	$20,866

Senior Floating Rate Interests ♦ - 5.0%
Administrative Waste Management and Remediation - 0.1%
	Business Support Services - 0.1%
	Audio Visual Services Group, Inc.
$539	4.50%, 01/25/2021	$538

	Services to Buildings and Dwellings - 0.0%
	ServiceMaster (The) Co.
424	4.25%, 07/01/2021	418

		956
Agriculture, Construction, Mining and Machinery - 0.0%
	Other General Purpose Machinery Manufacturing - 0.0%
	Signode Industrial Group US, Inc.
750	4.00%, 05/01/2021	745

Air Transportation - 0.0%
	Scheduled Air Transportation - 0.0%
	Delta Air Lines, Inc.
448	3.25%, 10/18/2018	447

Arts, Entertainment and Recreation - 0.4%
	Cable and Other Subscription Programming - 0.0%
	Numericable
550	4.50%, 05/21/2020	551

	Gambling Industries - 0.2%
	Caesars Entertainment Operating Co., Inc.
1,091	5.96%, 01/28/2018	998
1,110	6.96%, 01/28/2018	1,029
	Caesars Growth Property Holdings LLC
335	6.25%, 05/08/2021	333
	MGM Resorts International
616	3.50%, 12/20/2019	611
	Station Casinos LLC
183	4.25%, 03/02/2020	182
		3,153
	Newspaper, Periodical, Book and Database Publisher - 0.0%
	Tribune Co.
572	4.00%, 12/27/2020	570

	Other Amusement and Recreation Industries - 0.1%
	24 Hour Fitness Worldwide, Inc.
810	4.75%, 05/28/2021	811

	Spectator Sports - 0.1%
	Formula One Holdings
850	4.75%, 07/30/2021 ☼	844
355	8.00%, 07/29/2022 ☼	355
		1,199
		6,284
Chemical Manufacturing - 0.2%
	Basic Chemical Manufacturing - 0.1%
	Huntsman International LLC, Extended Term Loan B
346	2.70%, 04/19/2017	344
	Minerals Technologies, Inc.
445	4.00%, 05/07/2021	446
	Pinnacle Operating Corp.
393	4.75%, 11/15/2018	392
		1,182
	Other Chemical and Preparations Manufacturing - 0.1%
	Cytec Industries, Inc.
107	4.50%, 10/03/2019	107
	Ineos US Finance LLC
1,771	3.75%, 05/04/2018	1,758
	Monarch, Inc.
205	4.50%, 10/03/2019	205
	Univar, Inc.
189	5.00%, 06/30/2017	189
		2,259
	Paint, Coating and Adhesive Manufacturing - 0.0%
	Ferro Corp.
350	4.50%, 07/30/2021 ☼	349

		3,790
Computer and Electronic Product Manufacturing - 0.2%
	Computer and Peripheral - 0.1%
	CDW LLC
1,274	3.25%, 04/29/2020	1,256

11

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 5.0% - (continued)
Computer and Electronic Product Manufacturing - 0.2% - (continued)
	Computer and Peripheral - 0.1% - (continued)
	Verint Systems, Inc.
$721	3.50%, 09/06/2019	$719
		1,975
Semiconductor, Electronic Components - 0.1%
	Avago Technologies Ltd.
655	3.75%, 05/06/2021	653
	Freescale Semiconductor, Inc.
249	4.25%, 02/28/2020	247
597	5.00%, 01/15/2021	597
	NXP Semiconductors Netherlands B.V.
709	3.25%, 01/11/2020	701
		2,198
		4,173
Finance and Insurance - 0.7%
	Activities Related To Credit Banking - 0.1%
	Evertec LLC
945	3.50%, 04/17/2020	932

	Agencies, Brokerages and Other Insurance - 0.2%
	Cooper Gay Swett & Crawford Ltd.
361	5.00%, 04/16/2020	346
	Sedgwick CMS Holdings, Inc.
1,744	3.75%, 03/01/2021	1,709
580	6.75%, 02/28/2022	579
	USI Insurance Services LLC
893	4.25%, 12/27/2019	889
		3,523
	Captive Auto Finance - 0.1%
	Chrysler Group LLC
1,087	3.25%, 12/31/2018	1,077
1,376	3.50%, 05/24/2017	1,371
		2,448
	Insurance Carriers - 0.1%
	Asurion LLC
494	5.00%, 05/24/2019	495
715	8.50%, 03/03/2021	732
	National Financial Partners Corp.
164	4.50%, 07/01/2020	164
		1,391
	Other Financial Investment Activities - 0.2%
	Harland Clarke Holdings Corp.
198	6.00%, 08/04/2019	201
	Nuveen Investments, Inc.
2,577	4.16%, 05/13/2017	2,572
	Ocwen Financial Corp.
188	5.00%, 02/15/2018	188
		2,961
	Real Estate Investment Trust (REIT) - 0.0%
	Walter Investment Management Corp.
787	4.75%, 12/18/2020	775

	Securities, Commodities and Brokerage - 0.0%
	Interactive Data Corp.
391	4.75%, 05/02/2021	391

		12,421

Food Manufacturing - 0.2%
	Other Food Manufacturing - 0.2%
	H.J. Heinz Co.
2,257	3.50%, 06/05/2020	2,256
	Hearthside Food Solutions
290	4.50%, 06/02/2021	290
	Hostess Brands, Inc.
160	6.75%, 04/09/2020	164
	Roundy's Supermarkets, Inc.
264	5.75%, 03/03/2021	262
	U.S. Foodservice, Inc.
458	4.50%, 03/31/2019	457
		3,429
Food Services - 0.1%
	Full-Service Restaurants - 0.1%
	ARAMARK Corp.
1,117	3.25%, 02/24/2021	1,105

Furniture and Related Product Manufacturing - 0.0%
	Household, Institution Furniture, Kitchen Cabinet - 0.0%
	Tempur Sealy International, Inc.
439	3.50%, 03/18/2020	437

	Other Furniture Related Product Manufacturing - 0.0%
	Wilsonart International Holding LLC
315	4.00%, 10/31/2019	313

		750
Health Care and Social Assistance - 0.4%
	General Medical and Surgical Hospitals - 0.2%
	Community Health Systems, Inc.
607	4.25%, 01/27/2021	607
	DaVita HealthCare Partners, Inc.
875	3.50%, 06/24/2021	873
	HCA, Inc.
968	2.98%, 05/01/2018	966
	Surgery Center Holdings, Inc.
260	5.25%, 07/24/2020 ☼	260
		2,706
	Medical and Diagnostic Laboratories - 0.0%
	American Renal Holdings, Inc.
522	4.50%, 08/20/2019	520
	STHI Holding Corp.
160	5.25%, 07/30/2021 ☼	159
		679
	Medical Equipment and Supplies Manufacturing - 0.0%
	AmSurg Corp.
450	3.75%, 07/08/2021	448

	Offices of Physicians - 0.0%
	One Call Medical, Inc.
833	5.00%, 11/27/2020	833

	Outpatient Care Centers - 0.0%
	Healogics, Inc.
190	5.25%, 07/01/2021	190

12

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 5.0% - (continued)
Health Care and Social Assistance - 0.4% - (continued)
	Pharmaceutical and Medicine Manufacturing - 0.1%
	Ikaria Acquisition, Inc.
$250	5.00%, 02/12/2021	$250
	Mallinckrodt International Finance S.A.
673	3.50%, 03/19/2021	669
	Ortho-Clinical Diagnostics, Inc.
870	4.75%, 06/30/2021	868
		1,787
	Scientific Research and Development Services - 0.1%
	IMS Health, Inc.
460	3.50%, 03/17/2021	457
	Jazz Pharmaceuticals, Inc.
428	3.25%, 06/12/2018	427
		884
		7,527
Information - 0.8%
	Cable and Other Program Distribution - 0.2%
	Charter Communications Operating LLC
1,856	3.00%, 07/01/2020 - 01/03/2021	1,814
	Virgin Media Finance plc
1,470	3.50%, 06/07/2020	1,457
		3,271
	Data Processing Services - 0.2%
	First Data Corp.
2,555	3.67%, 03/23/2018	2,531
380	4.16%, 03/24/2021	378
	La Quinta Intermediate Holdings
606	4.00%, 04/14/2021	603
		3,512
	Software Publishers - 0.2%
	Eagle Parent, Inc.
195	4.00%, 05/16/2018	194
	Hyland Software, Inc.
156	4.75%, 02/19/2021	156
	Kronos, Inc.
1,233	4.50%, 10/30/2019	1,235
315	9.75%, 04/30/2020	325
	Lawson Software, Inc.
1,045	3.75%, 06/03/2020	1,034
	Web.com Group, Inc.
342	4.50%, 10/27/2017	343
		3,287
	Telecommunications - Other - 0.2%
	Alcatel-Lucent USA, Inc.
1,795	4.50%, 01/30/2019	1,790
	Ziggo B.V.
509	01/15/2022 ◊☼	500
791	3.25%, 01/15/2022 ☼	775
		3,065
	Telecommunications - Wireless Carriers - 0.0%
	Syniverse Holdings, Inc.
456	4.00%, 04/23/2019	454

		13,589
Mining - 0.2%
	Metal Ore Mining - 0.1%
	American Rock Salt Holdings LLC
980	4.75%, 05/20/2021	977
	Fortescue Metals Group Ltd.
1,100	3.75%, 06/28/2019	1,094
		2,071
	Mining and Quarrying Nonmetallic Mineral - 0.1%
	Arch Coal, Inc.
1,838	6.25%, 05/16/2018	1,799

		3,870
Miscellaneous Manufacturing - 0.1%
	Aerospace Product and Parts Manufacturing - 0.1%
	DigitalGlobe, Inc.
360	3.75%, 01/31/2020	360
	Hamilton Sundstrand Corp.
335	4.00%, 12/13/2019	333
	TransDigm Group, Inc.
720	3.75%, 06/04/2021	713
		1,406
	Miscellaneous Manufacturing - 0.0%
	Reynolds Group Holdings, Inc.
758	4.00%, 11/30/2018	756

		2,162
Motor Vehicle and Parts Manufacturing - 0.1%
	Motor Vehicle Parts Manufacturing - 0.1%
	Tower Automotive Holdings USA LLC
1,105	4.00%, 04/23/2020	1,098

Nonmetallic Mineral Product Manufacturing - 0.0%
	Glass and Glass Product Manufacturing - 0.0%
	Ardagh Holdings USA, Inc.
210	4.00%, 12/17/2019	209

Other Services - 0.1%
	Commercial/Industrial Machine and Equipment - 0.1%
	Apex Tool Group LLC
602	4.50%, 01/31/2020	593
	Husky Injection Molding Systems Ltd.
155	4.25%, 06/30/2021	155
	Rexnord LLC
868	4.00%, 08/21/2020	866
		1,614
Petroleum and Coal Products Manufacturing - 0.2%
	Oil and Gas Extraction - 0.2%
	American Energy-Marcellus LLC
325	5.25%, 07/09/2020 ☼	324
	Chief Exploration & Development
330	7.50%, 05/16/2021	334
	Drillships Ocean Ventures, Inc.
260	5.50%, 07/25/2021	261
	Endeavour International Corp.
231	8.25%, 11/30/2017	228
	Fieldwood Energy LLC
657	3.88%, 09/28/2018	654
	Seadrill Ltd.
1,126	4.00%, 02/21/2021	1,111
		2,912

13

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 5.0% - (continued)
Pipeline Transportation - 0.1%
	Pipeline Transportation of Crude Oil - 0.0%
	Philadelphia Energy Solutions LLC
$365	6.25%, 04/04/2018	$348

	Pipeline Transportation of Natural Gas - 0.1%
	EP Energy LLC
645	4.50%, 04/30/2019	648

		996
Plastics and Rubber Products Manufacturing - 0.1%
	Plastics Product Manufacturing - 0.1%
	Berry Plastics Group, Inc.
1,531	3.50%, 02/08/2020	1,511
	Consolidated Container Co.
511	5.00%, 07/03/2019	511
		2,022
Primary Metal Manufacturing - 0.1%
	Alumina and Aluminum Production and Processing - 0.1%
	Novelis, Inc.
1,769	3.75%, 03/10/2017	1,767

Professional, Scientific and Technical Services - 0.1%
	Advertising and Related Services - 0.0%
	Advantage Sales & Marketing, Inc.
440	3.48%, 07/23/2021	437

	Professional Services - Computer Sys Design and Related - 0.1%
	MoneyGram International, Inc.
1,005	4.25%, 03/27/2020	987
	Paradigm Ltd.
215	10.50%, 07/30/2020	215
		1,202
		1,639
Real Estate, Rental and Leasing - 0.2%
	Activities Related To Real Estate - 0.1%
	SBA Senior Finance II LLC
1,840	3.25%, 03/24/2021	1,815

	Industrial Machinery and Equipment Rental and Leasing - 0.1%
	International Lease Finance Corp.
325	3.50%, 03/06/2021	324
	Neff Corp.
380	7.25%, 06/09/2021	378
		702
		2,517
Retail Trade - 0.3%
	Automotive Parts, Accessories and Tire Stores - 0.0%
	Affinia Group, Inc.
272	4.75%, 04/25/2020	271
	Cooper-Standard Automotive, Inc.
340	4.00%, 04/04/2021	339
		610
	Building Material and Supplies Dealers - 0.0%
	American Builders & Contractors Supply Co., Inc.
422	3.50%, 04/16/2020	418
	Mauser-Werke GmbH
220	4.50%, 07/31/2021 ☼	219
		637
	Clothing Stores - 0.0%
	Lands' End, Inc.
344	4.25%, 04/04/2021	343

	Department Stores - 0.1%
	Neiman Marcus (The) Group, Inc.
688	4.25%, 10/25/2020	683

	Other Miscellaneous Store Retailers - 0.0%
	Rite Aid Corp.
115	5.75%, 08/21/2020	117

	Specialty Food Stores - 0.1%
	Weight Watchers International, Inc.
2,627	4.00%, 04/02/2020	2,069

	Sporting Goods, Hobby and Musical Instrument Store - 0.1%
	Michaels Stores, Inc.
454	3.75%, 01/28/2020	450
605	4.00%, 01/28/2020	601
		1,051
		5,510
Truck Transportation - 0.0%
	Freight Trucking - General - 0.0%
	Nexeo Solutions LLC
290	5.00%, 09/09/2017	289

Utilities - 0.2%
	Electric Generation, Transmission and Distribution - 0.2%
	Calpine Corp.
1,020	3.25%, 01/31/2022	1,002
	Energy Future Holdings
280	4.25%, 06/19/2016	280
	Star West Generation LLC
1,334	4.25%, 03/13/2020	1,336
	Texas Competitive Electric Holdings Co. LLC
350	4.65%, 10/10/2017 Ω	266
		2,884
Wholesale Trade - 0.1%
	Miscellaneous Durable Goods Wholesalers - 0.1%
	Gates Global LLC
960	4.25%, 07/05/2021	951

	Total Senior Floating Rate Interests
	(Cost $86,458)	$85,656

U.S. Government Agencies - 35.4%
	FHLMC - 5.6%
$30,222	0.53%, 10/25/2020 ►	$470
13,916	2.16%, 08/25/2018 ►	964
9,040	3.00%, 08/01/2029 - 08/15/2029 ☼	9,306
21,128	3.50%, 08/01/2034 - 08/15/2043 ☼	21,581
6,968	4.00%, 08/01/2025 - 08/15/2029 ☼	7,437
26,800	4.50%, 08/15/2044 - 09/15/2044 ☼	28,789

14

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. Government Agencies - 35.4% - (continued)
	FHLMC - 5.6% - (continued)
$9,700	5.00%, 08/15/2043 ☼	$10,661
12,060	5.50%, 11/01/2037 - 06/01/2041	13,318
3,144	6.00%, 01/01/2023 - 06/01/2038	3,532
		96,058
	FNMA - 24.3%
3,177	2.14%, 11/01/2022	3,056
4,551	2.15%, 10/01/2022	4,399
2,177	2.20%, 12/01/2022	2,102
1,277	2.28%, 11/01/2022	1,239
58	2.29%, 10/01/2022	57
1,080	2.34%, 11/01/2022	1,052
990	2.40%, 10/01/2022	969
848	2.42%, 11/01/2022	831
60	2.44%, 01/01/2023	58
48	2.45%, 08/01/2022	48
870	2.47%, 11/01/2022	855
18,439	2.50%, 08/15/2029 - 08/15/2043 ☼	17,909
58	2.66%, 09/01/2022	58
510	2.76%, 05/01/2021	516
82	2.78%, 04/01/2022	82
350	2.94%, 06/01/2022	356
81	2.98%, 01/01/2022	83
68,900	3.00%, 08/15/2044 ☼	67,520
58	3.20%, 04/01/2022	60
465	3.21%, 05/01/2023	477
499	3.26%, 05/01/2024	512
255	3.34%, 04/01/2024	264
1,978	3.42%, 04/01/2024	2,058
100	3.45%, 01/01/2024	104
104	3.47%, 01/01/2024	109
48,300	3.50%, 08/15/2029 - 08/15/2044 ☼	49,360
257	3.67%, 08/01/2023	272
70	3.70%, 10/01/2023	74
95	3.76%, 03/01/2024	100
210	3.86%, 11/01/2023 - 12/01/2025	223
242	3.87%, 10/01/2025	258
315	3.89%, 05/01/2030	327
325	3.93%, 10/01/2023	349
140	3.96%, 05/01/2034	144
85	3.97%, 05/01/2029	90
85,455	4.00%, 06/01/2025 - 08/15/2044 ☼	89,907
1,263	4.02%, 11/01/2028	1,337
207	4.06%, 10/01/2028	221
108,102	4.50%, 08/01/2024 - 09/15/2044 ☼	116,265
25,461	5.00%, 04/01/2018 - 09/15/2044 ☼	27,953
3,158	5.50%, 06/25/2042 ►	703
14,102	5.50%, 01/01/2017 - 11/01/2037	15,675
4,876	6.00%, 05/01/2016 - 10/01/2038	5,487
58	7.00%, 10/01/2037	67
70	7.50%, 12/01/2029 - 09/01/2031	81
		413,667
	GNMA - 5.5%
3,900	3.00%, 08/15/2044 ☼	3,903
24,646	3.50%, 05/15/2042 - 08/15/2044 ☼	25,419
9,002	4.00%, 09/20/2040 - 12/20/2040	9,539
30,381	4.50%, 07/15/2033 - 08/15/2044 ☼	32,999
5,599	5.50%, 05/15/2033 - 08/15/2044 ☼	6,210
12,849	6.00%, 02/15/2029 - 08/15/2044 ☼	14,534
751	6.50%, 09/15/2028 - 07/15/2032	858
		93,462
	Total U.S. Government Agencies
	(Cost $601,874)	$603,187

U.S. Government Securities - 22.2%
U.S. Treasury Securities - 22.2%
	U.S. Treasury Bonds - 4.1%
$9,675	1.38%, 02/15/2044 ◄‡	$10,975
16,050	3.38%, 05/15/2044 ‡	16,243
20,460	3.63%, 08/15/2043 - 02/15/2044 ‡	21,703
19,285	3.75%, 11/15/2043 ╦	20,927
		69,848
	U.S. Treasury Notes - 18.1%
168,755	0.13%, 04/15/2018 - 04/15/2019 ◄‡	175,868
17,325	0.25%, 07/31/2015 ╦	17,343
34,900	0.63%, 01/15/2024 ◄╦	36,743
55,615	0.88%, 04/30/2017 Є	55,528
16,000	1.50%, 12/31/2018 ‡	15,905
2,545	2.50%, 05/15/2024	2,533
4,700	3.13%, 04/30/2017 □‡Є	4,982
100	4.25%, 11/15/2014 Є	101
		309,003
		378,851
	Total U.S. Government Securities
	(Cost $374,880)	$378,851

Preferred Stocks - 0.2%
	Consumer Finance - 0.0%
12	Discover Financial Services	$313

	Diversified Banks - 0.0%
—	U.S. Bancorp	396

	Other Diversified Financial Services - 0.1%
21	Citigroup Capital XIII	580

	Property and Casualty Insurance - 0.0%
11	Allstate (The) Corp.	275

	Thrifts and Mortgage Finance - 0.1%
85	Federal Home Loan Mortgage Corp.	1,023

	Total Preferred Stocks
	(Cost $3,648)	$2,587

	Total Long-Term Investments Excluding Purchased Options
	(Cost $2,107,019)	$2,145,168

Short-Term Investments - 3.5%
Repurchase Agreements - 3.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $7,385, collateralized by GNMA 4.00%, 2044, value of $7,532)
$7,385	0.08%, 7/31/2014	$7,385

15

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 3.5% - (continued)
Repurchase Agreements - 3.5% - (continued)
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$2,879, collateralized by FHLMC 2.00% -
3.50%, 2023 - 2043, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00%, 2043, value of
	$2,937)
$2,879	0.08%, 7/31/2014		$2,879
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$6,176, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $6,299)
6,176	0.07%, 7/31/2014		6,176
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $8,277, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $8,443)
8,277	0.06%, 7/31/2014		8,277
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
08/01/2014 in the amount of $6,135,
collateralized by U.S. Treasury Bond 6.38%,
2027, U.S. Treasury Note 0.75% - 3.38%, 2018
	- 2023, value of $6,258)
6,135	0.06%, 7/31/2014		6,135
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $7,589, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $7,741)
7,589	0.09%, 7/31/2014		7,589
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $4,520, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% - 4.25%, 2015 - 2018, value of
	$4,611)
4,520	0.07%, 7/31/2014		4,520
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$16,347, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $16,674)
16,347	0.08%, 7/31/2014		16,347
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $169, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $174)
169	0.07%, 7/31/2014		169
			59,477
	Total Short-Term Investments
	(Cost $59,477)		$59,477

	Total Investments Excluding Purchased Options
	(Cost $2,166,496)	129.3%	$2,204,645
	Total Purchased Options
	(Cost $4,292)	0.2%	4,192
	Total Investments
	(Cost $2,170,788) ▲	129.5%	$2,208,837
	Other Assets and Liabilities	(29.5)%	(504,358)
	Total Net Assets	100.0%	$1,704,479

16

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $2,171,496 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$48,345
Unrealized Depreciation	(11,004)
Net Unrealized Appreciation	$37,341

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

Ω	Debt security in default due to bankruptcy.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

◊	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $311,759, which represents 18.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $35,594, which represents 2.1% of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $457,675 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts. Securities valued at $3,469, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with OTC swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

Є	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at July 31, 2014.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
OTC swaps contracts	$—	$9,944
Total	$—	$9,944

17

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

OTC Swaption Contracts Outstanding at July 31, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased swaption contracts:
Call swaption contracts
Interest Rate Swaption	DEUT	IR	4.42%	11/27/23	USD	4,160,000	$735	$439	$296
Interest Rate Swaption	DEUT	IR	3.94%	04/15/24	USD	7,400,000	979	826	153
Interest Rate Swaption	BOA	IR	4.42%	11/27/23	USD	4,160,000	736	441	295
Total call swaption contracts						15,720,000	$2,450	$1,706	$744
Put swaption contracts
Interest Rate Swaption	DEUT	IR	4.42%	11/27/23	USD	4,160,000	$311	$439	$(128)
Interest Rate Swaption	DEUT	IR	3.94%	04/15/24	USD	7,400,000	743	826	(83)
Interest Rate Swaption	BOA	IR	4.42%	11/27/23	USD	4,160,000	311	441	(130)
Interest Rate Swaption	JPM	IR	3.50%	04/29/15	USD	22,975,000	182	405	(223)
Total put swaption contracts						38,695,000	$1,547	$2,111	$(564)
Total purchased swaption contracts						54,415,000	$3,997	$3,817	$180

* The number of contracts does not omit 000's.

OTC Option Contracts Outstanding at July 31, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Put option contracts
Italy (Republic of) Debt Option	JPM	IR	106.60 EUR	10/13/14	EUR	5,599,009	$27	$96	$(69)
Italy (Republic of) Debt Option	MSC	IR	106.70 EUR	10/13/14	EUR	5,805,058	30	95	(65)
Italy (Republic of) Debt Option	MSC	IR	107.16 EUR	10/15/14	EUR	5,805,059	40	98	(58)
Italy (Republic of) Debt Option	MSC	IR	107.45 EUR	10/16/14	EUR	5,805,058	48	97	(49)
Italy (Republic of) Debt Option	BNP	IR	107.48 EUR	10/20/14	EUR	5,547,232	50	89	(39)
Total put option contracts						28,561,416	$195	$475	$(280)
Total purchased option contracts						28,561,416	$195	$475	$(280)

*  The number of contracts does not omit 000's.

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 5-Year Note Future	466	09/30/2014	$55,415	$55,378	$–	$(37)	$11	$–

Short position contracts:
90-Day Eurodollar Future	172	12/19/2016	$42,133	$42,052	$81	$–	$–	$(2)
Euro-BUND Future	11	09/08/2014	2,157	2,180	–	(23)	2	–
U.S. Treasury 10-Year Note Future	1,510	09/19/2014	188,391	188,160	231	–	41	(97)
U.S. Treasury 2-Year Note Future	35	09/30/2014	7,680	7,680	–	–	–	(4)
U.S. Treasury CME Ultra Long Term Bond Future	233	09/19/2014	34,705	35,147	–	(442)	2	(20)
Total					$312	$(465)	$45	$(123)
Total futures contracts					$312	$(502)	$56	$(123)

* The number of contracts does not omit 000's.

18

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at July 31, 2014

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.6	BCLY	USD	1,974	(0.32)%	07/25/45	$721	$–	$420	$–	$(301)
ABX.HE.AAA.6	BCLY	USD	4,531	(0.18)%	07/25/45	474	–	113	–	(361)
ABX.HE.AAA.6	BOA	USD	3,155	(0.11)%	05/25/46	668	–	646	–	(22)
ABX.HE.AAA.6	CSI	USD	1,590	(0.18)%	07/25/45	24	–	40	16	–
ABX.HE.AAA.6	CSI	USD	82	(0.11)%	05/25/46	16	–	17	1	–
ABX.HE.AAA.6	CSI	USD	1,031	(0.11)%	05/25/46	247	–	211	–	(36)
ABX.HE.AAA.6	DEUT	USD	383	(0.11)%	05/25/46	90	–	78	–	(12)
ABX.HE.AAA.6	GSC	USD	2,959	(0.18)%	07/25/45	266	–	74	–	(192)
ABX.HE.AAA.6	JPM	USD	1,091	(0.18)%	07/25/45	27	–	27	–	–
ABX.HE.AAA.6	JPM	USD	1,412	(0.18)%	07/25/45	49	–	36	–	(13)
ABX.HE.AAA.6	JPM	USD	629	(0.11)%	05/25/46	129	–	129	–	–
ABX.HE.AAA.6	MSC	USD	714	(0.18)%	07/25/45	41	–	18	–	(23)
ABX.HE.AAA.6	MSC	USD	902	(0.11)%	05/25/46	185	–	185	–	–
ABX.HE.AAA.7	CSI	USD	2,038	(0.09)%	08/25/37	601	–	577	–	(24)
ABX.HE.AAA.7	JPM	USD	69	(0.09)%	08/25/37	20	–	19	–	(1)
ABX.HE.PENAAA.6	BCLY	USD	134	(0.11)%	05/25/46	22	–	19	–	(3)
ABX.HE.PENAAA.6	GSC	USD	2,167	(0.11)%	05/25/46	542	–	305	–	(237)
ABX.HE.PENAAA.6	JPM	USD	360	(0.11)%	05/25/46	50	–	51	1	–
ABX.HE.PENAAA.6	JPM	USD	2,326	(0.11)%	05/25/46	580	–	327	–	(253)
ABX.HE.PENAAA.6	MSC	USD	1,136	(0.11)%	05/25/46	275	–	160	–	(115)
ABX.HE.PENAAA.7	GSC	USD	1,094	(0.09)%	08/25/37	455	–	252	–	(203)
CDX.EM.21	GSC	USD	3,700	(5.00)%	06/20/19	–	(349)	(373)	–	(24)
CDX.EM.21	GSC	USD	6,500	(5.00)%	06/20/19	–	(666)	(655)	11	–
CMBX.NA.A.6	CSI	USD	1,260	(2.00)%	05/11/63	–	(11)	(8)	3	–
CMBX.NA.A.7	JPM	USD	1,520	(2.25)%	01/17/47	–	(33)	(3)	30	–
CMBX.NA.AA.1	UBS	USD	3,760	(0.25)%	10/12/52	809	–	564	–	(245)
CMBX.NA.AA.2	BOA	USD	3,845	(0.15)%	03/15/49	1,459	–	1,241	–	(218)
CMBX.NA.AA.2	CSI	USD	1,968	(0.15)%	03/15/49	604	–	635	31	–
CMBX.NA.AA.2	CSI	USD	697	(0.15)%	03/15/49	244	–	225	–	(19)
CMBX.NA.AA.2	GSC	USD	960	(0.15)%	03/15/49	350	–	310	–	(40)
CMBX.NA.AA.2	JPM	USD	277	(0.15)%	03/15/49	96	–	89	–	(7)
CMBX.NA.AA.2	MSC	USD	1,189	(0.15)%	03/15/49	435	–	384	–	(51)
CMBX.NA.AA.7	BOA	USD	350	(1.50)%	01/17/47	–	(4)	1	5	–
CMBX.NA.AA.7	CSI	USD	2,065	(1.50)%	01/17/47	–	(20)	6	26	–
CMBX.NA.AA.7	CSI	USD	1,170	(1.50)%	01/17/47	5	–	3	–	(2)
CMBX.NA.AA.7	MSC	USD	1,565	(1.50)%	01/17/47	–	(16)	4	20	–
CMBX.NA.AJ.1	DEUT	USD	655	(0.84)%	10/12/52	45	–	18	–	(27)
CMBX.NA.AJ.1	DEUT	USD	165	(0.84)%	10/12/52	4	–	5	1	–
CMBX.NA.AJ.1	JPM	USD	270	(0.84)%	10/12/52	17	–	8	–	(9)
CMBX.NA.AJ.1	MSC	USD	1,170	(0.84)%	10/12/52	82	–	33	–	(49)
CMBX.NA.AJ.2	DEUT	USD	1,981	(1.09)%	03/15/49	181	–	172	–	(9)
CMBX.NA.AJ.2	DEUT	USD	159	(1.09)%	03/15/49	13	–	14	1	–
CMBX.NA.AJ.2	GSC	USD	3,827	(1.09)%	03/15/49	291	–	332	41	–
CMBX.NA.AJ.4	CBK	USD	1,021	(0.96)%	02/17/51	194	–	195	1	–
CMBX.NA.AJ.4	CSI	USD	732	(0.96)%	02/17/51	131	–	140	9	–
CMBX.NA.AJ.4	DEUT	USD	1,285	(0.96)%	02/17/51	253	–	246	–	(7)
CMBX.NA.AJ.4	GSC	USD	3,172	(0.96)%	02/17/51	560	–	607	47	–
CMBX.NA.AJ.4	JPM	USD	473	(0.96)%	02/17/51	95	–	90	–	(5)
CMBX.NA.AJ.4	MSC	USD	1,868	(0.96)%	02/17/51	730	–	357	–	(373)
CMBX.NA.AJ.4	MSC	USD	1,250	(0.96)%	02/17/51	221	–	239	18	–
CMBX.NA.AM.2	CSI	USD	3,645	(0.50)%	03/15/49	223	–	55	–	(168)
CMBX.NA.AM.2	DEUT	USD	3,645	(0.50)%	03/15/49	209	–	55	–	(154)
CMBX.NA.AM.2	JPM	USD	385	(0.50)%	03/15/49	13	–	6	–	(7)
CMBX.NA.AM.2	JPM	USD	650	(0.50)%	03/15/49	9	–	10	1	–
CMBX.NA.AM.2	MSC	USD	705	(0.50)%	03/15/49	35	–	11	–	(24)
CMBX.NA.AM.4	BOA	USD	890	(0.50)%	02/17/51	106	–	44	–	(62)

19

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at July 31, 2014 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices: - (continued)
Buy protection: - (continued)
CMBX.NA.AM.4	CSI	USD	510	(0.50)%	02/17/51	$60	$–	$26	$–	$(34)
CMBX.NA.AM.4	GSC	USD	475	(0.50)%	02/17/51	60	–	24	–	(36)
CMBX.NA.AM.4	JPM	USD	60	(0.50)%	02/17/51	5	–	3	–	(2)
CMBX.NA.AM.4	JPM	USD	100	(0.50)%	02/17/51	4	–	5	1	–
CMBX.NA.AM.4	MSC	USD	2,155	(0.50)%	02/17/51	369	–	107	–	(262)
CMBX.NA.AS.6	CSI	USD	245	(1.00)%	05/11/63	1	–	2	1	–
CMBX.NA.AS.6	CSI	USD	3,165	(1.00)%	05/11/63	42	–	26	–	(16)
CMBX.NA.AS.7	CBK	USD	1,445	(1.00)%	01/17/47	34	–	17	–	(17)
CMBX.NA.AS.7	CSI	USD	120	(1.00)%	01/17/47	1	–	1	–	–
CMBX.NA.AS.7	CSI	USD	1,560	(1.00)%	01/17/47	38	–	19	–	(19)
Total						$13,510	$(1,099)	$8,994	$265	$(3,682)
Sell protection:
CMBX.NA.A.2	BOA	USD	874	0.25%	03/15/49	$–	$(511)	$(529)	$–	$(18)
CMBX.NA.A.7	BOA	USD	2,375	0.50%	01/17/47	–	(59)	(67)	–	(8)
CMBX.NA.AAA.6	CSI	USD	12,260	0.50%	05/11/63	–	(296)	(224)	72	–
CMBX.NA.AAA.6	DEUT	USD	5,435	0.50%	05/11/63	–	(132)	(99)	33	–
CMBX.NA.AAA.6	DEUT	USD	2,430	0.50%	05/11/63	–	(38)	(45)	–	(7)
CMBX.NA.AAA.6	GSC	USD	1,210	0.50%	05/11/63	–	(26)	(22)	4	–
CMBX.NA.AAA.6	UBS	USD	10,000	0.50%	05/11/63	–	(258)	(183)	75	–
CMBX.NA.BB.6	BOA	USD	1,945	5.00%	05/11/63	–	(19)	(1)	18	–
CMBX.NA.BB.6	CBK	USD	1,515	5.00%	05/11/63	–	(12)	(1)	11	–
CMBX.NA.BB.6	CSI	USD	5,175	5.00%	05/11/63	50	–	(1)	–	(51)
CMBX.NA.BB.6	CSI	USD	1,280	5.00%	05/11/63	–	(23)	–	23	–
CMBX.NA.BB.6	GSC	USD	1,010	5.00%	05/11/63	7	–	–	–	(7)
CMBX.NA.BB.6	UBS	USD	745	5.00%	05/11/63	20	–	–	–	(20)
CMBX.NA.BB.7	BOA	USD	1,030	5.00%	01/17/47	–	(48)	(18)	30	–
CMBX.NA.BB.7	CSI	USD	1,645	5.00%	01/17/47	–	(92)	(30)	62	–
CMBX.NA.BB.7	CSI	USD	705	5.00%	01/17/47	7	–	(13)	–	(20)
CMBX.NA.BB.7	DEUT	USD	575	5.00%	01/17/47	–	(5)	(10)	–	(5)
CMBX.NA.BB.7	GSC	USD	1,625	5.00%	01/17/47	–	(99)	(29)	70	–
CMBX.NA.BBB-.6	BCLY	USD	1,325	3.00%	05/11/63	25	–	–	–	(25)
CMBX.NA.BBB-.6	CSI	USD	1,460	3.00%	05/11/63	2	–	3	1	–
CMBX.NA.BBB-.6	CSI	USD	115	3.00%	05/11/63	–	–	–	–	–
CMBX.NA.BBB-.7	CSI	USD	1,615	3.00%	01/17/47	–	(98)	(25)	73	–
CMBX.NA.BBB-.7	UBS	USD	1,320	3.00%	01/17/47	–	(72)	(20)	52	–
PrimeX.ARM.2	JPM	USD	73	4.58%	12/25/37	2	–	2	–	–
PrimeX.ARM.2	JPM	USD	229	4.58%	12/25/37	7	–	7	–	–
PrimeX.ARM.2	MSC	USD	2,727	4.58%	06/25/36	–	(200)	85	285	–
PrimeX.ARM.2	MSC	USD	135	4.58%	12/25/37	4	–	4	–	–
PrimeX.FRM.1	JPM	USD	412	4.42%	07/25/36	42	–	42	–	–
Total						$166	$(1,988)	$(1,174)	$809	$(161)
Total traded indices						$13,676	$(3,087)	$7,820	$1,074	$(3,843)
Credit default swaps on single-name issues:
Buy protection:
ConAgra Foods, Inc.	DEUT	USD	450	(1.00)% / (0.73)%	09/20/19	$–	$(8)	$(6)	$2	$–
ConAgra Foods, Inc.	GSC	USD	825	(1.00)% / (0.73)%	09/20/19	–	(17)	(11)	6	–
Total						$–	$(25)	$(17)	$8	$–
Sell protection:
Illinois ST GO	GSC	USD	1,050	1.00% / 1.03%	06/20/17	$4	$–	$(1)	$–	$(5)
Transocean, Inc	CSI	USD	450	1.00% / 1.70%	09/20/19	–	(10)	(15)	–	(5)
Transocean, Inc	CSI	USD	450	1.00% / 1.70%	09/20/19	–	(15)	(15)	–	–
Total						$4	$(25)	$(31)	$–	$(10)
Total single-name issues						$4	$(50)	$(48)	$8	$(10)
						$13,680	$(3,137)	$7,772	$1,082	$(3,853)

20

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.22	CME	USD	92,624	(5.00)%	06/20/19	$(6,923)	$(6,259)	$664	$–	$376	$–
CDX.NA.IG.22	CME	USD	59,225	(1.00)%	06/20/19	(1,024)	(992)	32	–	24	(3)
ITRX.XOV.21	ICE	EUR	14,625	(5.00)%	06/20/19	(2,189)	(2,015)	174	–	185	–
Total						$(10,136)	$(9,266)	$870	$–	$585	$(3)
Sell protection:
ITRX.EUR.21	ICE	EUR	4,395	1.00%	06/20/19	$108	$99	$–	$(9)	$–	$(9)

Total traded indices						$(10,028)	$(9,167)	$870	$(9)	$585	$(12)

(a)	The FCM to the contracts is GSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2014

Clearing	Payments made	Payments received	Notional		Expiration	Upfront Premiums Paid	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
House (a)	by Fund	by Fund	Amount		Date	(Received)	Value ╪	Asset	Liability	Asset	Liability
LCH	0.43% Fixed	6M EURIBOR	EUR	250	09/17/17	$–	$–	$–	$–	$–	$–

(a)	The FCM to the contracts is GSC.

21

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Securities Sold Short Outstanding at July 31, 2014

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 3.00%	$13,000	08/15/2043	$12,730	$(3)
FHLMC, 4.00%	4,700	08/15/2043	4,933	10
FHLMC, 5.50%	14,500	08/15/2043	16,030	98
FNMA, 3.00%	4,190	08/15/2029	4,320	12
FNMA, 3.50%	1,100	08/15/2029	1,159	2
FNMA, 3.50%	33,800	08/15/2044	34,437	49
FNMA, 5.50%	10,400	08/15/2044	11,528	68
FNMA, 6.00%	2,600	08/15/2044	2,923	(2)
GNMA, 3.00%	14,800	08/15/2044	14,841	6
GNMA, 4.00%	1,100	08/15/2044	1,165	5
GNMA, 4.50%	8,650	08/15/2044	9,374	17
GNMA, 5.00%	1,700	08/15/2044	1,861	2
Total			$115,301	$264

At July 31, 2014, the aggregate market value of these securities represents 6.8% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
BRL	Buy	08/04/2014	MSC	$848	$830	$–	$(18)
BRL	Sell	08/04/2014	UBS	846	830	16	–
EUR	Buy	08/01/2014	BNP	11,934	11,916	–	(18)
EUR	Buy	08/04/2014	MSC	2,912	2,915	3	–
EUR	Buy	08/05/2014	MSC	4,642	4,643	1	–
EUR	Sell	08/29/2014	BNP	11,935	11,917	18	–
EUR	Sell	09/17/2014	BOA	617	609	8	–
EUR	Sell	09/17/2014	CBK	480	475	5	–
EUR	Sell	09/17/2014	DEUT	319	316	3	–
EUR	Sell	09/17/2014	HSBC	362	354	8	–
EUR	Sell	08/29/2014	MSC	7,554	7,558	–	(4)
EUR	Sell	09/17/2014	SSG	1,012	1,007	5	–
GBP	Buy	08/01/2014	BNP	4,946	4,929	–	(17)
GBP	Sell	08/29/2014	BNP	4,944	4,927	17	–
JPY	Buy	09/17/2014	BCLY	5,699	5,674	–	(25)
JPY	Buy	09/17/2014	BNP	10,741	10,597	–	(144)
JPY	Buy	09/17/2014	CSFB	3,580	3,541	–	(39)
JPY	Buy	09/17/2014	HSBC	3,724	3,699	–	(25)
JPY	Sell	09/17/2014	BNP	11,143	11,042	101	–
JPY	Sell	09/17/2014	BOA	11,143	11,042	101	–
PEN	Buy	09/17/2014	SCB	1,571	1,573	2	–
PEN	Sell	09/17/2014	BNP	293	293	–	–
PEN	Sell	09/17/2014	CBK	1,277	1,280	–	(3)
RUB	Buy	09/17/2014	JPM	1,641	1,585	–	(56)
RUB	Sell	09/17/2014	BOA	1,634	1,586	48	–
Total						$336	$(349)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

22

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
LCH	LCH Clearnet
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
COP	Colombian Peso
EUR	EURO
GBP	British Pound
IDR	Indonesian New Rupiah
JPY	Japanese Yen
MXN	Mexican New Peso
PEN	Peruvian New Sol
RUB	Russian New Ruble
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
PrimeX.FRM	Markit PrimeX Fixed Rate Mortgage Backed Security

Municipal Bond Abbreviations:
FA	Finance Authority
GO	General Obligation
Rev	Revenue

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
IR	Interest Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

Credit Exposure

as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	51.9%
Aa/ AA	26.6
A	7.2
Baa/ BBB	19.2
Ba/ BB	8.1
B	4.3
Caa/ CCC or Lower	6.2
Not Rated	2.1
Non-Debt Securities and Other Short-Term Instruments	3.9
Other Assets and Liabilities	(29.5)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

23

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$501,628	$–	$439,772	$61,856
Corporate Bonds	513,165	–	510,985	2,180
Foreign Government Obligations	39,228	–	39,228	–
Municipal Bonds	20,866	–	20,866	–
Preferred Stocks	2,587	2,191	396	–
Senior Floating Rate Interests	85,656	–	85,656	–
U.S. Government Agencies	603,187	–	603,187	–
U.S. Government Securities	378,851	150,711	228,140	–
Short-Term Investments	59,477	–	59,477	–
Purchased Options	4,192	–	4,192	–
Total	$2,208,837	$152,902	$1,991,899	$64,036
Foreign Currency Contracts *	$336	$–	$336	$–
Futures *	312	312	–	–
Swaps - Credit Default *	1,952	–	1,952	–
Total	$2,600	$312	$2,288	$–
Liabilities:
Securities Sold Short	$115,301	$–	$115,301	$–
Total	$115,301	$–	$115,301	$–
Foreign Currency Contracts *	$349	$–	$349	$–
Futures *	502	502	–	–
Swaps - Credit Default *	3,862	–	3,862	–
Swaps - Interest Rate *	–	–	–	–
Total	$4,713	$502	$4,211	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $27,730 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

24

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$44,890	$1,483		$1,921	†	$1,647	$30,152	$(15,794)	$607	$(3,050)	$61,856
Corporate Bonds	2,538	10		105	‡	—	—	(473)	—	—	2,180
U.S. Government Agencies	1,301	—		—		—	—	—	—	(1,301)	—
Total	$48,729	$1,493		$2,026		$1,647	$30,152	$(16,267)	$607	$(4,351)	$64,036
Swaps§	$39	$—	**	$(2)		$—	$—	$—	$—	$(37)	$—
Total	$39	$—		$(2)		$—	$—	$—	$—	$(37)	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $1,839.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $109.
§	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
**	The realized gain (loss) earned for swaps during the period ended July 31, 2014 was $94.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

25

The Hartford Unconstrained Bond Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 24.7%
Finance and Insurance - 24.7%
	Real Estate Credit (Mortgage Banking) - 24.7%
	American Home Mortgage Assets Trust
$93	0.28%, 03/25/2047 ╦Δ	$76
195	1.06%, 10/25/2046 ╦Δ	143
	Asset Backed Funding Certificates
74	0.38%, 01/25/2037 ╦Δ	46
	Banc of America Commercial Mortgage, Inc.
540	5.44%, 11/10/2042 Δ	548
	Banc of America Funding Corp.
157	0.35%, 10/20/2036 ╦Δ	113
57	5.85%, 01/25/2037 ╦	46
	Banc of America Mortgage Securities
125	2.77%, 09/25/2035 Δ	119
	BB-UBS Trust
145	3.43%, 11/05/2036 ■╦	143
	BCAP LLC Trust
184	0.33%, 01/25/2037 ╦Δ	139
232	0.34%, 03/25/2037 ╦Δ	189
155	0.37%, 05/25/2047 ╦Δ	115
	Bear Stearns Adjustable Rate Mortgage Trust
60	2.37%, 02/25/2036 ╦Δ	61
	Bear Stearns Alt-A Trust
438	0.48%, 08/25/2036 ╦Δ	297
286	0.53%, 05/25/2036 ╦Δ	209
294	0.65%, 01/25/2036 ╦Δ	230
	Bear Stearns Commercial Mortgage Securities, Inc.
100	5.29%, 10/12/2042 ╦Δ	99
437	5.41%, 12/11/2040	454
165	5.69%, 06/11/2050	183
235	5.90%, 06/11/2040 ╦Δ	260
	CFCRE Commercial Mortgage Trust
195	3.83%, 12/15/2047 ╦	206
	Chase Mortgage Finance Corp.
350	5.50%, 11/25/2035 ╦	348
	CHL Mortgage Pass-Through Trust
23	0.50%, 03/25/2035 Δ	20
	Citigroup Commercial Mortgage Trust
375	6.34%, 12/10/2049 ╦Δ	417
	Citigroup/Deutsche Bank Commercial Mortgage Trust
125	5.32%, 12/11/2049 ╦	135
	Commercial Mortgage Loan Trust
360	6.21%, 12/10/2049 ╦Δ	394
	Commercial Mortgage Pass-Through Certificates
1,705	2.59%, 07/10/2046 ■►	84
20	2.85%, 10/15/2045 ╦	20
265	3.96%, 02/10/2047 - 03/10/2047 ╦	278
210	4.02%, 07/10/2045	222
71	5.94%, 06/10/2046 Δ	75
	Commercial Mortgage Trust
110	4.40%, 07/10/2045 ■Δ	93
595	4.50%, 03/10/2046 ■╦Δ	391
	Community or Commercial Mortgage Trust
225	3.21%, 03/10/2046 ╦	225
135	3.69%, 08/10/2047	139
260	4.24%, 07/10/2045 Δ	281
	Countrywide Alternative Loan Trust
171	0.47%, 11/25/2035 ╦Δ	139
432	5.75%, 05/25/2036	368
	Countrywide Home Loans, Inc.
304	2.67%, 09/25/2047 Δ	272
120	5.75%, 08/25/2037	115
	CS First Boston Mortgage Securities Corp.
170	4.77%, 07/15/2037 ╦	174
375	4.88%, 04/15/2037 ╦	379
	CW Capital Cobalt Ltd.
244	5.22%, 08/15/2048	261
	Deutsche Alt-A Securities, Inc. Mortgage
199	0.28%, 08/25/2036 ╦Δ	152
104	0.30%, 03/25/2037 ╦Δ	72
	Downey S & L Assoc Mortgage Loan Trust
149	1.04%, 03/19/2046 ╦Δ	116
	Equity One ABS, Inc.
21	5.46%, 12/25/2033 ╦	13
	First Horizon Alternative Mortgage Securities
471	2.21%, 04/25/2036 ╦Δ	399
555	2.24%, 09/25/2035 ╦Δ	488
	First Horizon Mortgage Pass-Through Trust
252	2.53%, 08/25/2037 Δ	209
	GE Capital Commercial Mortgage Corp.
190	5.49%, 11/10/2045 ╦Δ	197
	GMAC Commercial Mortgage Securities, Inc.
183	5.24%, 11/10/2045 Δ	190
	GMAC Mortgage Corp. Loan Trust
33	2.94%, 04/19/2036 ╦Δ	29
131	3.10%, 09/19/2035 Δ	124
	Greenwich Capital Commercial Funding Corp.
370	5.74%, 12/10/2049	410
364	6.01%, 07/10/2038 ╦Δ	389
	GS Mortgage Securities Trust
634	1.87%, 08/10/2044 ■►	41
150	2.95%, 11/05/2034 ■╦	147
85	3.38%, 05/10/2045 ╦	87
100	3.67%, 04/10/2047 ■Δ	67
245	3.68%, 04/12/2047 ╦Δ	254
395	5.02%, 11/10/2045 ■╦Δ	395
175	5.03%, 04/10/2047 ■Δ	168
	GSAA Home Equity Trust
24	0.20%, 12/25/2046 ╦Δ	17
491	0.24%, 02/25/2037 ╦Δ	263
61	0.25%, 03/25/2037 ╦Δ	32
34	0.33%, 03/25/2047 ╦Δ	19
186	0.39%, 11/25/2036 ╦Δ	110
200	0.48%, 04/25/2047 ╦Δ	130
407	5.98%, 06/25/2036 ╦	243
	GSAMP Trust
179	0.25%, 01/25/2037 ╦Δ	106
	GSR Mortgage Loan Trust
482	2.66%, 01/25/2036 Δ	449
116	2.68%, 10/25/2035 Δ	103
424	2.77%, 04/25/2035 ╦Δ	415
	Harborview Mortgage Loan Trust
280	0.35%, 01/19/2038 ╦Δ	243
339	0.38%, 05/19/2047 ╦Δ	133
1,031	0.40%, 12/19/2036 ╦Δ	690
216	0.49%, 09/19/2035 ╦Δ	165
405	2.76%, 01/19/2035 ╦Δ	401

1

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 24.7% - (continued)
Finance and Insurance - 24.7% - (continued)
	Real Estate Credit (Mortgage Banking) - 24.7% - (continued)
	Hilton USA Trust
$150	2.66%, 11/05/2030 ■╦	$151
100	2.90%, 11/05/2030 ■╦Δ	101
315	3.90%, 11/05/2030 ■╦Δ	316
	Home Equity Loan Trust
169	2.48%, 11/25/2035 ‡Δ	160
	IndyMac Index Mortgage Loan Trust
129	0.43%, 07/25/2035 ╦Δ	112
83	0.44%, 01/25/2036 ╦Δ	56
473	0.56%, 07/25/2046 ‡Δ	254
148	2.62%, 12/25/2036 ‡Δ	130
	JP Morgan Chase Commercial Mortgage Securities Corp.
105	2.75%, 10/15/2045 ■	81
200	2.83%, 10/15/2045	196
85	2.84%, 12/15/2047	83
100	3.91%, 05/05/2030 ■Δ	104
100	4.82%, 10/15/2045 ■Δ	99
300	5.41%, 12/15/2044 ‡Δ	312
195	5.72%, 02/15/2051 ‡	213
315	5.89%, 02/12/2049 ‡Δ	345
195	6.06%, 04/15/2045 ‡Δ	209
	JP Morgan Chase Commercial Mortgage Security
469	1.65%, 02/12/2051 ‡Δ	453
111	4.57%, 12/15/2047 ■‡Δ	96
	JP Morgan Mortgage Trust
138	2.58%, 04/25/2037 ‡Δ	119
480	2.74%, 05/25/2036 ‡Δ	441
121	3.21%, 09/25/2035 Δ	116
	JPMBB Commercial Mortgage Securities Trust
15	4.00%, 04/15/2047	16
	LB-UBS Commercial Mortgage Trust
264	5.43%, 02/15/2040	287
368	5.86%, 07/15/2040 ‡	392
139	5.87%, 09/15/2045	156
53	6.03%, 06/15/2038 ‡Δ	57
60	6.32%, 04/15/2041 ‡Δ	68
	Lehman XS Trust
125	0.37%, 07/25/2046 ‡Δ	98
	Long Beach Asset Holdings Corp.
45	0.00%, 04/25/2046 ■●	—
	Luminent Mortgage Trust
92	0.35%, 02/25/2046 ‡Δ	70
	Merrill Lynch Mortgage Investors Trust
110	2.51%, 07/25/2035 ‡Δ	94
	Merrill Lynch/Countrywide Commercial Mortgage Trust
288	5.38%, 08/12/2048 ‡	310
130	5.42%, 08/12/2048 ‡	139
	Morgan Stanley ABS Capital I
282	0.30%, 06/25/2036 ‡Δ	219
	Morgan Stanley BAML Trust
105	4.50%, 08/15/2045 ■‡	82
	Morgan Stanley Capital I
240	4.99%, 08/13/2042	245
93	5.38%, 11/14/2042 ‡Δ	96
110	5.66%, 10/15/2042 Δ	115
273	5.69%, 04/15/2049 ‡Δ	299
	Morgan Stanley Capital I Trust
50	5.55%, 10/12/2052 ■‡Δ	51
	Morgan Stanley Capital Investments
155	5.81%, 12/12/2049	171
	Morgan Stanley Mortgage Loan Trust
555	0.33%, 05/25/2036 - 11/25/2036 ‡Δ	247
	Morgan Stanley Re-Remic Trust
313	6.00%, 08/12/2045 ■‡Δ	344
	Nationstar Home Equity Loan Trust
22	0.00%, 03/25/2037 ■●†	—
	Residential Accredit Loans, Inc.
64	0.92%, 09/25/2046 ‡Δ	44
566	1.42%, 11/25/2037 ‡Δ	356
	Residential Asset Securitization Trust
93	0.60%, 03/25/2035 Δ	73
	Residential Funding Mortgage Securities, Inc.
15	3.04%, 04/25/2037 ‡Δ	13
	Securitized Asset Backed Receivables LLC
289	0.25%, 07/25/2036 ‡Δ	140
	Sequoia Mortgage Trust
103	2.47%, 07/20/2037 Δ	85
	Soundview Home Equity Loan Trust, Inc.
685	0.39%, 07/25/2036 ‡Δ	406
	Springleaf Mortgage Loan Trust
240	3.52%, 12/25/2065 ■	245
	Structured Adjustable Rate Mortgage Loan Trust
247	0.30%, 02/25/2037 ‡Δ	174
641	2.44%, 02/25/2036 Δ	516
	Structured Asset Mortgage Investments, Inc.
463	0.38%, 02/25/2036 - 05/25/2046 ‡Δ	364
	UBS-Barclays Commercial Mortgage Trust
230	2.97%, 04/10/2046 ‡	226
200	3.18%, 03/10/2046 ‡Δ	199
195	4.23%, 03/10/2046 ■‡Δ	176
	VNO Mortgage Trust
160	4.08%, 12/13/2029 ■Δ	162
	Wachovia Bank Commercial Mortgage Trust
145	4.94%, 04/15/2042 ‡	146
125	5.59%, 03/15/2042 ■‡Δ	125
	Wells Fargo Alternative Loan Trust
57	2.66%, 12/28/2037 Δ	47
	Wells Fargo Commercial Mortgage Trust
199	2.92%, 10/15/2045 ‡	196
	Wells Fargo Mortgage Backed Securities Trust
249	2.62%, 04/25/2036 Δ	244
	WF-RBS Commercial Mortgage Trust
4,755	2.18%, 11/15/2044 ■►	454
140	2.92%, 08/15/2047 ☼	144
25	4.90%, 06/15/2044 ■‡	28
375	4.96%, 11/15/2045 ■‡Δ	335
45	5.00%, 06/15/2044 ■‡	42
65	5.75%, 04/15/2045 ■‡Δ	68
		28,683
	Total Asset and Commercial Mortgage Backed Securities
	(Cost $27,515)	$28,683

2

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 13.5%
Administrative Waste Management and Remediation - 0.2%
		Investigation and Security Services - 0.1%
		ADT (The) Corp.
	$140	6.25%, 10/15/2021 ╦	$145

		Waste Treatment and Disposal - 0.1%
		Clean Harbors, Inc.
	95	5.25%, 08/01/2020 ╦	95

			240
Apparel Manufacturing - 0.1%
		Cut and Sew Apparel Manufacturing - 0.1%
		Hanesbrands, Inc.
	90	6.38%, 12/15/2020 ╦	96

Arts, Entertainment and Recreation - 0.2%
		Cable and Other Subscription Programming - 0.0%
		CCO Holdings LLC
	10	5.75%, 09/01/2023 ╦	10

		Data Processing, Hosting and Related Services - 0.1%
		NCR Corp.
	80	4.63%, 02/15/2021 ‡	79
	5	5.00%, 07/15/2022 ‡	5
			84
		Newspaper, Periodical, Book and Database Publisher - 0.1%
		Gannett Co., Inc.
	20	5.13%, 10/15/2019 ■╦	20
	115	5.13%, 07/15/2020	116
			136
			230
Computer and Electronic Product Manufacturing - 0.3%
		Computer and Peripheral Equipment Manufacturing - 0.3%
		SBA Tower Trust
	310	3.60%, 04/15/2043 ■‡	311

Construction - 0.1%
		Residential Building Construction - 0.1%
		Lennar Corp.
	75	4.50%, 06/15/2019 ‡	75

Finance and Insurance - 7.3%
		Activities Related To Credit Banking - 0.7%
		Banco Santander S.A.
EUR	600	6.25%, 03/12/2049 §‡	829

		Commercial Banking - 0.9%
		Barclays Bank plc
	200	7.75%, 04/10/2023	223
EUR	200	8.00%, 12/15/2049	289
	200	8.25%, 12/15/2018 ♠β	212
		Credit Suisse AG
EUR	100	5.75%, 09/18/2025 §	150
		Credit Suisse Group AG
	100	7.88%, 02/24/2041 §	107
			981
		Depository Credit Banking - 0.5%
		Citigroup, Inc.
	190	6.68%, 09/13/2043 ╦	235
		KBC Groep N.V.
EUR	125	5.63%, 03/19/2019 §♠	166
		UniCredit S.p.A.
	200	8.00%, 06/03/2024 §♠	210
			611
		Insurance Carriers - 0.6%
		AXA S.A.
	295	6.46%, 12/14/2018 ■╦♠Δ	315
		Mapfre S.A.
EUR	300	5.92%, 07/24/2037	427
			742
		International Trade Financing (Foreign Banks) - 2.0%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	400	7.00%, 12/29/2049 §	566
	200	9.00%, 05/09/2018 §♠	221
		Bank of Ireland
EUR	175	10.00%, 07/30/2016 §	256
		Credit Agricole S.A.
EUR	225	6.50%, 06/23/2049 §	314
		Royal Bank of Scotland Group plc
	80	6.13%, 12/15/2022 ‡	86
		Societe Generale
	200	6.00%, 01/27/2020 ■‡♠	192
EUR	150	6.75%, 04/07/2049 §	208
	475	8.25%, 11/29/2018 §‡♠	509
			2,352
		Monetary Authorities - Central Bank - 0.8%
		Lloyds Banking Group plc
EUR	375	6.38%, 06/27/2049 §	536
GBP	200	7.00%, 12/29/2049 §	344
			880
		Nondepository Credit Banking - 0.4%
		CIT Group, Inc.
	80	5.25%, 03/15/2018 ╦	84
	104	5.50%, 02/15/2019 ■╦	111
		Navient Corp.
	150	5.50%, 01/15/2019 ‡	155
	95	8.45%, 06/15/2018 ‡	110
			460
		Other Financial Investment Activities - 0.2%
		SoftBank Corp.
	200	4.50%, 04/15/2020 ■‡	200

		Securities and Commodity Contracts and Brokerage - 1.2%
		JP Morgan Chase & Co.
	720	5.63%, 08/16/2043 ‡	816
		Nationwide Building Society
GBP	350	6.88%, 03/11/2049 §	603
			1,419
			8,474
Food Manufacturing - 0.4%
		Bakeries and Tortilla Manufacturing - 0.4%
		Grupo Bimbo S.A.B. de C.V.
	445	4.88%, 06/27/2044 ■	433

Health Care and Social Assistance - 0.4%
		General Medical and Surgical Hospitals - 0.4%
		Community Health Systems, Inc.
	35	5.13%, 08/01/2021 ■╦	35

3

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 13.5% - (continued)
Health Care and Social Assistance - 0.4% - (continued)
	General Medical and Surgical Hospitals - 0.4% - (continued)
	HCA, Inc.
$40	3.75%, 03/15/2019 ╦	$40
185	6.50%, 02/15/2020 ╦	201
	Tenet Healthcare Corp.
145	6.00%, 10/01/2020 ‡	152
		428
	Individual and Family Services - 0.0%
	Wellcare Health Plans, Inc.
20	5.75%, 11/15/2020 ‡	20

		448
Information - 1.8%
	Cable and Other Program Distribution - 0.8%
	DISH DBS Corp.
121	5.88%, 07/15/2022 ╦	126
70	6.75%, 06/01/2021 ╦	77
	Rogers Communications, Inc.
475	8.75%, 05/01/2032 ‡	671
		874
	Data Processing Services - 0.1%
	Audatex North America, Inc.
95	6.00%, 06/15/2021 ■╦	100

	Software Publishers - 0.1%
	Activision Blizzard, Inc.
140	5.63%, 09/15/2021 ■╦	147

	Telecommunications - Other - 0.2%
	Sprint Communications, Inc.
147	7.00%, 03/01/2020 ■‡	166
53	9.00%, 11/15/2018 ■‡	62
		228
	Telecommunications - Wireless Carriers - 0.6%
	MetroPCS Wireless, Inc.
125	6.63%, 11/15/2020 ‡	131
	MTS International Funding Ltd.
240	5.00%, 05/30/2023 ■‡	223
	T-Mobile USA, Inc.
125	6.46%, 04/28/2019 ‡	130
	VimpelCom Holdings B.V.
285	5.95%, 02/13/2023 ■‡	264
		748
		2,097
Machinery Manufacturing - 0.1%
	Agriculture, Construction, Mining and Machinery - 0.1%
	Case New Holland Industrial, Inc.
100	7.88%, 12/01/2017 ╦	114

Mining - 0.2%
	Coal Mining - 0.1%
	Peabody Energy Corp.
90	6.50%, 09/15/2020 ‡	86

	Nonmetallic Mineral Mining and Quarrying - 0.1%
	FMG Resources Aug 2006
55	6.88%, 04/01/2022 ■╦	59

		145
Miscellaneous Manufacturing - 0.0%
	Aerospace Product and Parts Manufacturing - 0.0%
	Triumph Group, Inc.
50	5.25%, 06/01/2022 ■‡	50

Motor Vehicle and Parts Manufacturing - 0.0%
	Motor Vehicle Manufacturing - 0.0%
	General Motors Co.
50	6.25%, 10/02/2043	57

Nonmetallic Mineral Product Manufacturing - 0.2%
	Cement and Concrete Product Manufacturing - 0.2%
	Grupo Cementos Chihuahua
260	8.13%, 02/08/2020 ■	285

Other Services - 0.0%
	Commercial and Industrial Machinery and Equipment - 0.0%
	Cardtronics, Inc.
50	5.13%, 08/01/2022 ■	50

Paper Manufacturing - 0.0%
	Converted Paper Product Manufacturing - 0.0%
	Clearwater Paper Corp.
50	5.38%, 02/01/2025 ■	50

Petroleum and Coal Products Manufacturing - 0.3%
	Oil and Gas Extraction - 0.3%
	Denbury Resources, Inc.
35	5.50%, 05/01/2022 ╦	34
	EDC Finance Ltd.
250	4.88%, 04/17/2020 ■	227
	Harvest Operations Corp.
21	6.88%, 10/01/2017 ╦	23
		284
	Petroleum and Coal Products Manufacturing - 0.0%
	Tesoro Corp.
10	5.13%, 04/01/2024 ‡	10

		294
Pipeline Transportation - 1.0%
	Pipeline Transportation of Natural Gas - 1.0%
	El Paso Corp.
105	7.00%, 06/15/2017 ╦	116
45	7.80%, 08/01/2031 ╦	49
	Energy Transfer Equity L.P.
650	5.95%, 10/01/2043 ╦	723
130	7.50%, 10/15/2020 ╦	145
	Kinder Morgan Finance Co.
75	6.00%, 01/15/2018 ■‡	81
	Southern Star Central Corp.
10	5.13%, 07/15/2022 ■‡	10
		1,124
Primary Metal Manufacturing - 0.0%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.0%
	United States Steel Corp.
25	7.38%, 04/01/2020 ‡	27

4

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 13.5% - (continued)
Real Estate, Rental and Leasing - 0.1%
		Industrial Machinery and Equipment Rental and Leasing - 0.1%
		International Lease Finance Corp.
	$140	5.88%, 04/01/2019 ‡	$149

Retail Trade - 0.5%
		Building Material and Supplies Dealers - 0.1%
		Building Materials Corp.
	75	6.75%, 05/01/2021 ■╦	80
	15	7.50%, 03/15/2020 ■╦	16
			96
		Clothing Stores - 0.1%
		Carter's, Inc.
	170	5.25%, 08/15/2021 ■╦	177

		Electronics and Appliance Stores - 0.2%
		Arcelik AS
	230	5.00%, 04/03/2023 ■	223

		Other Miscellaneous Store Retailers - 0.1%
		Sotheby's
	65	5.25%, 10/01/2022 ■‡	63

			559
Transportation Equipment Manufacturing - 0.1%
		Ship and Boat Building - 0.1%
		Huntington Ingalls Industries, Inc.
	25	6.88%, 03/15/2018 ╦	26
	65	7.13%, 03/15/2021 ╦	70
			96
Utilities - 0.2%
		Electric Generation, Transmission and Distribution - 0.2%
		AES (The) Corp.
	190	8.00%, 06/01/2020 ╦	224
		IPALCO Enterprises, Inc.
	40	7.25%, 04/01/2016 ■‡	43
			267
		Total Corporate Bonds
		(Cost $15,311)	$15,671

Foreign Government Obligations - 5.6%
		Brazil - 1.5%
		Brazil (Federative Republic of)
BRL	3,078	6.00%, 05/15/2045 ◄‡	1,343
BRL	591	10.00%, 01/01/2017 ‡	252
BRL	290	11.44%, 07/01/2015 ○‡	116
			1,711
		Colombia - 0.7%
		Colombia (Republic of)
COP	1,008,252	3.50%, 04/17/2019 ◄	548
COP	473,900	7.00%, 05/04/2022	257
COP	9,000	9.85%, 06/28/2027 ‡	6
COP	15,000	12.00%, 10/22/2015 ‡	9
			820
		Hungary - 0.1%
		Hungary (Republic of)
HUF	21,550	6.75%, 08/22/2014 - 02/24/2017 ‡	95
HUF	6,030	7.50%, 11/12/2020 ‡	31
			126
		Indonesia - 0.1%
		Indonesia (Republic of)
IDR	1,346,000	8.38%, 03/15/2024 ‡	119

		Malaysia - 0.2%
		Malaysia (Government of)
MYR	55	3.74%, 02/27/2015 ‡	17
MYR	135	4.26%, 09/15/2016 ‡	43
MYR	155	4.39%, 04/15/2026	50
MYR	155	5.73%, 07/30/2019 ‡	53
			163
		Mexico - 0.9%
		Mexico (United Mexican States)
MXN	3,174	2.00%, 06/09/2022 ◄‡	238
MXN	2,854	6.50%, 06/10/2021 ‡	229
MXN	630	7.75%, 05/29/2031 ‡	54
MXN	204	7.75%, 12/14/2017 ‡	17
MXN	2,816	8.00%, 12/07/2023 ‡	247
MXN	673	8.50%, 11/18/2038 ‡	61
MXN	2,290	9.50%, 12/18/2014 ‡	177
MXN	113	10.00%, 12/05/2024 ‡	11
			1,034
		Nigeria - 0.0%
		Nigeria (Federal Republic of)
NGN	5,900	16.00%, 06/29/2019	43

		Peru - 0.7%
		Peru (Republic of)
PEN	15	6.90%, 08/12/2037 ‡	5
PEN	25	6.95%, 08/12/2031 ‡	10
PEN	65	7.84%, 08/12/2020 ‡	27
PEN	1,835	8.20%, 08/12/2026 ‡	808
			850
		Poland - 0.2%
		Poland (Republic of)
PLN	425	5.25%, 10/25/2020 ‡	153
PLN	150	5.50%, 10/25/2019 ‡	54
			207
		Russia - 0.4%
		Russia (Federation of)
RUB	3,300	7.40%, 06/14/2017 ‡	88
RUB	15,850	8.15%, 02/03/2027 ‡	410
			498
		South Africa - 0.6%
		South Africa (Republic of)
ZAR	325	6.25%, 03/31/2036 ‡	23
ZAR	1,760	6.75%, 03/31/2021 ‡	155
ZAR	5,000	7.75%, 02/28/2023	457
ZAR	900	8.25%, 09/15/2017 ‡	86
			721
		Turkey - 0.2%
		Turkey (Republic of)
TRY	175	10.14%, 06/17/2015	83
TRY	100	10.50%, 01/15/2020	51
TRY	300	11.00%, 08/06/2014	140
			274
		Total Foreign Government Obligations
		(Cost $6,596)	$6,566

5

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Municipal Bonds - 0.7%
	Higher Education (Univ., Dorms, etc.) - 0.2%
	University of California
$190	4.60%, 05/15/2031 ‡	$207

	Miscellaneous - 0.3%
	Puerto Rico Commonwealth Govt Retirement System
120	6.55%, 07/01/2058 ╦	60
	Puerto Rico Government Employees Retirement System
530	6.30%, 07/01/2043 ╦	282
		342
	Tax Allocation - 0.2%
	New York City, NY, Transitional FA Rev
190	5.00%, 11/01/2038 ‡	211

	Total Municipal Bonds
	(Cost $755)	$760

Senior Floating Rate Interests ♦ - 18.2%
Administrative Waste Management and Remediation - 0.4%
	Business Support Services - 0.4%
	Acosta, Inc.
$234	4.25%, 03/02/2018 ‡	$234
	PRA Holdings, Inc.
199	4.50%, 09/23/2020 ‡	198
		432
Agriculture, Construction, Mining and Machinery - 0.3%
	Other General Purpose Machinery Manufacturing - 0.3%
	Pro Mach, Inc.
97	4.50%, 07/06/2017 ‡	97
	Signode Industrial Group US, Inc.
215	4.00%, 05/01/2021 ‡	213
		310
Air Transportation - 0.3%
	Scheduled Air Transportation - 0.3%
	Delta Air Lines, Inc., Term Loan
318	3.25%, 04/20/2017 ‡	317

Arts, Entertainment and Recreation - 1.6%
	Cable and Other Subscription Programming - 0.2%
	Numericable
300	4.50%, 05/21/2020 ‡	300

	Gambling Industries - 0.5%
	Caesars Entertainment Operating Co., Inc.
491	5.96%, 01/28/2018 ‡	449
	Caesars Growth Property Holdings LLC
100	6.25%, 05/08/2021 ‡	100
		549
	Other Amusement and Recreation Industries - 0.1%
	24 Hour Fitness Worldwide, Inc.
115	4.75%, 05/28/2021 ‡	115

	Radio and Television Broadcasting - 0.5%
	ION Media Networks, Inc.
100	5.00%, 12/18/2020 ‡	99
	Salem Communications Corp.
202	4.50%, 03/13/2020 ‡	203
	Univision Communications, Inc.
301	4.00%, 03/01/2020 ‡	299
		601
	Spectator Sports - 0.3%
	Formula One Holdings
200	4.75%, 07/30/2021 ☼	199
130	8.00%, 07/29/2022 ☼	130
		329
		1,894
Chemical Manufacturing - 0.8%
	Basic Chemical Manufacturing - 0.4%
	Minerals Technologies, Inc.
145	4.00%, 05/07/2021 ‡	145
	Pinnacle Operating Corp.
172	4.75%, 11/15/2018 ‡	172
	PQ Corp.
202	4.00%, 08/07/2017 ‡	202
		519
	Other Chemical and Preparations Manufacturing - 0.4%
	Arysta LifeScience Corp.
124	4.50%, 05/29/2020 ‡	123
	Cytec Industries, Inc.
39	4.50%, 10/03/2019	39
	Ineos US Finance LLC
214	3.75%, 05/04/2018 ‡	212
	Monarch, Inc.
75	4.50%, 10/03/2019 ‡	75
		449
		968
Computer and Electronic Product Manufacturing - 1.1%
	Computer and Peripheral - 0.5%
	CDW LLC
343	3.25%, 04/29/2020 ‡	338
	Ceridian Corp.
241	4.41%, 05/09/2017 ‡	241
		579
	Semiconductor, Electronic Components - 0.6%
	Avago Technologies Ltd.
200	3.75%, 05/06/2021 ‡	199
	Freescale Semiconductor, Inc.
494	4.25%, 02/28/2020 ‡	491
		690
		1,269
Finance and Insurance - 2.3%
	Activities Related To Credit Banking - 0.1%
	Evertec LLC
109	3.50%, 04/17/2020 ‡	107

	Agencies, Brokerages and Other Insurance - 0.6%
	Cooper Gay Swett & Crawford Ltd.
99	5.00%, 04/16/2020 ‡	95
	Sedgwick CMS Holdings, Inc.
424	3.75%, 03/01/2021 ‡	415
140	6.75%, 02/28/2022 ‡	140
		650

6

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 18.2% - (continued)
Finance and Insurance - 2.3% - (continued)
	Insurance Carriers - 0.5%
	Asurion LLC
$242	5.00%, 05/24/2019 ‡	$243
205	8.50%, 03/03/2021 ‡	210
	National Financial Partners Corp.
99	4.50%, 07/01/2020	98
		551
	Other Financial Investment Activities - 0.7%
	Nuveen Investments, Inc.
865	4.16%, 05/13/2017 ‡	864

	Real Estate Investment Trust (REIT) - 0.2%
	Walter Investment Management Corp.
200	4.75%, 12/18/2020 ‡	196

	Securities, Commodities and Brokerage - 0.2%
	Interactive Data Corp.
115	4.75%, 05/02/2021 ‡	115
	ION Trading Technologies Ltd.
150	7.25%, 06/10/2022 ‡	151
		266
		2,634
Food Manufacturing - 0.5%
	Other Food Manufacturing - 0.5%
	H.J. Heinz Co.
419	3.50%, 06/05/2020 ‡	419
	U.S. Foodservice, Inc.
223	4.50%, 03/31/2019 ‡	222
		641
Health Care and Social Assistance - 1.1%
	General Medical and Surgical Hospitals - 0.2%
	Community Health Systems, Inc.
149	4.25%, 01/27/2021 ‡	149
	DaVita HealthCare Partners, Inc.
120	3.50%, 06/24/2021 ‡	120
		269
	Medical and Diagnostic Laboratories - 0.1%
	American Renal Holdings, Inc.
105	8.50%, 03/20/2020 ‡	104

	Outpatient Care Centers - 0.3%
	US Renal Care, Inc.
197	4.25%, 07/03/2019 ‡	196
135	10.25%, 01/03/2020 ‡	137
		333
	Pharmaceutical and Medicine Manufacturing - 0.4%
	Alkermes, Inc.
98	3.50%, 09/25/2019 ‡	98
	Catalent Pharma Solutions, Inc.
123	4.50%, 05/20/2021 ‡	123
	Ortho-Clinical Diagnostics, Inc.
140	4.75%, 06/30/2021 ‡	139
	Salix Pharmaceuticals Ltd.
137	4.25%, 01/02/2020 ‡	137
		497
	Scientific Research and Development Services - 0.1%
	Truven Health Analytics, Inc.
98	4.50%, 06/06/2019 ‡	97

		1,300
Health Care Providers and Services - 0.1%
	Health Care Facilities - 0.1%
	Medpace Holdings, Inc.
129	4.75%, 04/01/2021 ‡	129

Information - 3.0%
	Cable and Other Program Distribution - 0.1%
	Cabovisao-Televisao Por Cabo S.A.
159	5.50%, 07/02/2019 ‡	162

	Data Processing Services - 0.7%
	First Data Corp.
750	3.67%, 03/23/2018	743
	La Quinta Intermediate Holdings
106	4.00%, 04/14/2021 ‡	105
		848
	Software Publishers - 1.5%
	Eagle Parent, Inc.
241	4.00%, 05/16/2018 ‡	241
	Kronos, Inc.
447	4.50%, 10/30/2019 ‡	447
130	9.75%, 04/30/2020 ‡	134
	Lawson Software, Inc.
201	3.75%, 06/03/2020 ‡	199
	MISYS plc
290	5.00%, 12/12/2018 ‡	291
	Novell, Inc.
270	7.25%, 11/22/2017 ‡	273
	Web.com Group, Inc.
111	4.50%, 10/27/2017 ‡	111
		1,696
	Telecommunications - Other - 0.7%
	Alcatel-Lucent USA, Inc.
148	4.50%, 01/30/2019 ‡	148
	Intelsat Jackson Holdings S.A.
191	3.75%, 06/30/2019 ‡	191
	Level 3 Communications, Inc.
320	4.00%, 08/01/2019 ‡	319
	West Corp.
116	3.25%, 06/30/2018 ‡	115
		773
		3,479
Media - 0.1%
	Broadcasting - 0.1%
	Entravision Communications Corp.
97	3.50%, 05/31/2020 ‡	95

Mining - 0.7%
	Metal Ore Mining - 0.5%
	American Rock Salt Holdings LLC
220	4.75%, 05/20/2021 ‡	219
	Fortescue Metals Group Ltd.
300	3.75%, 06/28/2019 ‡	298
		517

7

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 18.2% - (continued)
Mining - 0.7% - (continued)
	Mining and Quarrying Nonmetallic Mineral - 0.2%
	Arch Coal, Inc.
$279	6.25%, 05/16/2018 ‡	$274

		791
Miscellaneous Manufacturing - 0.6%
	Aerospace Product and Parts Manufacturing - 0.3%
	DigitalGlobe, Inc.
321	3.75%, 01/31/2020 ‡	321
	Sequa Automotive
96	6.00%, 11/15/2018 ‡	96
		417
	Miscellaneous Manufacturing - 0.3%
	Reynolds Group Holdings, Inc.
325	4.00%, 11/30/2018 ‡	324

		741
Motor Vehicle and Parts Manufacturing - 0.3%
	Motor Vehicle Manufacturing - 0.3%
	Navistar, Inc.
81	5.75%, 08/17/2017 ‡	82
	SRAM LLC
306	4.00%, 04/10/2020 ‡	300
		382
Other Services - 0.2%
	Commercial/Industrial Machine and Equipment - 0.1%
	Rexnord LLC
194	4.00%, 08/21/2020 ‡	193

	Dry Cleaning and Laundry Services - 0.1%
	Alliance Laundry Systems LLC
99	4.25%, 12/10/2018 ‡	99

		292
Petroleum and Coal Products Manufacturing - 0.4%
	Oil and Gas Extraction - 0.3%
	Chief Exploration & Development
100	7.50%, 05/16/2021	101
	Samson Investment Co.
100	5.00%, 09/25/2018 ‡	100
	Seadrill Ltd.
229	4.00%, 02/21/2021 ‡	226
		427
	Support Activities For Mining - 0.1%
	Shelf Drilling International Holdings Ltd.
100	10.00%, 10/08/2018 ‡	102

		529
Pipeline Transportation - 0.6%
	Pipeline Transportation of Crude Oil - 0.5%
	EMG Utica LLC
130	4.75%, 03/27/2020 ‡	130
	NGPL Pipeco LLC
286	6.75%, 09/15/2017 ‡	285
	Philadelphia Energy Solutions LLC
99	6.25%, 04/04/2018 ‡	94
		509
	Pipeline Transportation of Natural Gas - 0.1%
	EP Energy LLC
143	4.50%, 04/30/2019 ‡	143

		652
Plastics and Rubber Products Manufacturing - 0.5%
	Plastics Product Manufacturing - 0.3%
	Consolidated Container Co.
280	5.00%, 07/03/2019 ‡	280

	Rubber Manufacturing - 0.2%
	Goodyear (The) Tire & Rubber Co.
250	4.75%, 04/30/2019 ‡	251

		531
Primary Metal Manufacturing - 0.2%
	Alumina and Aluminum Production and Processing - 0.1%
	Novelis, Inc.
157	3.75%, 03/10/2017 ‡	157

	Product From Purchased Steel - 0.1%
	WireCo WorldGroup, Inc.
141	6.00%, 02/15/2017 ‡	141

		298
Professional, Scientific and Technical Services - 1.1%
	Advertising and Related Services - 0.1%
	Advantage Sales & Marketing, Inc.
100	3.48%, 07/23/2021	99

	Management, Scientific and Technical Consulting Service - 0.3%
	AlixPartners LLP
196	4.00%, 07/10/2020 ‡	195
105	9.00%, 07/10/2021 ‡	106
		301
	Professional Services - Computer Sys Design and Related - 0.6%
	MoneyGram International, Inc.
439	4.25%, 03/27/2020 ‡	431
	Paradigm Ltd.
219	4.75%, 07/30/2019 ‡	219
75	10.50%, 07/30/2020 ‡	75
		725
	Professional, Scientific and Technical Service Other - 0.1%
	Getty Images, Inc.
128	4.75%, 10/18/2019 ‡	124

		1,249
Real Estate, Rental and Leasing - 0.3%
	Activities Related To Real Estate - 0.1%
	Realogy Corp., Extended Credit Linked Deposit
6	4.48%, 10/10/2016 ‡	7
	Realogy Group LLC
137	3.75%, 03/05/2020 ‡	136
		143

8

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 18.2% - (continued)
Real Estate, Rental and Leasing - 0.3% - (continued)
	Consumer Goods Rental - 0.2%
	Fly Leasing Ltd.
$242	4.50%, 08/09/2019 ‡	$242

		385
Retail Trade - 0.9%
	Automotive Parts, Accessories and Tire Stores - 0.3%
	August LuxUK Holding Co., Inc.
82	5.00%, 04/27/2018	82
	August US Holding Co., Inc.
53	5.00%, 04/27/2018	53
	FleetPride, Inc.
158	5.25%, 11/19/2019 ‡	156
		291
	Department Stores - 0.1%
	Neiman Marcus (The) Group, Inc.
155	4.25%, 10/25/2020 ‡	154

	Other Miscellaneous Store Retailers - 0.2%
	Amscan Holdings, Inc.
192	4.00%, 07/27/2019 ‡	190

	Specialty Food Stores - 0.2%
	Weight Watchers International, Inc.
329	4.00%, 04/02/2020 ‡	259

	Sporting Goods, Hobby and Musical Instrument Store - 0.1%
	Michaels Stores, Inc.
114	3.75%, 01/28/2020 ‡	113

		1,007
Truck Transportation - 0.2%
	Freight Trucking - General - 0.2%
	Nexeo Solutions LLC
206	5.00%, 09/09/2017 ‡	206

Utilities - 0.4%
	Electric Generation, Transmission and Distribution - 0.4%
	Calpine Corp.
104	4.00%, 10/09/2019 ‡	104
	La Frontera Generation LLC
116	4.50%, 09/30/2020 ‡	116
	PowerTeam Services LLC
93	4.25%, 05/06/2020 ‡	91
	Texas Competitive Electric Holdings Co. LLC
85	3.75%, 05/05/2016	85
100	0.00%, 10/10/2017 ‡Ω	76
		472
Wholesale Trade - 0.2%
	Miscellaneous Durable Goods Wholesalers - 0.2%
	Gates Global LLC
190	4.25%, 07/05/2021 ‡	188

	Total Senior Floating Rate Interests
	(Cost $21,228)	$21,191

U.S. Government Agencies - 47.2%
	FHLMC - 7.4%
$600	3.00%, 08/01/2029 - 08/15/2029 ☼	$618
2,000	3.50%, 08/01/2034 - 08/15/2043 ☼	2,042
2,500	4.50%, 08/15/2044 - 09/15/2044 ☼	2,685
1,100	5.00%, 08/15/2043 ☼	1,209
1,806	5.50%, 12/01/2037 - 01/01/2039 ╦	1,995
		8,549
	FNMA - 32.4%
581	2.14%, 11/01/2022	559
432	2.15%, 10/01/2022	418
198	2.20%, 12/01/2022	192
117	2.28%, 11/01/2022	113
10	2.29%, 10/01/2022	9
102	2.34%, 11/01/2022	99
91	2.40%, 10/01/2022	89
78	2.42%, 11/01/2022	76
5	2.44%, 01/01/2023	5
83	2.47%, 11/01/2022	81
750	2.50%, 08/15/2029 - 09/15/2029 ☼	754
5	2.66%, 09/01/2022	5
55	2.76%, 05/01/2021	56
10	2.78%, 04/01/2022	10
10	2.98%, 01/01/2022	10
6,485	3.00%, 08/15/2044 ☼	6,355
5	3.20%, 04/01/2022	5
50	3.21%, 05/01/2023	51
50	3.26%, 05/01/2024	51
25	3.34%, 04/01/2024	26
10	3.45%, 01/01/2024	10
10	3.47%, 01/01/2024	10
1,300	3.50%, 08/15/2029 - 08/15/2044 ☼	1,341
25	3.67%, 08/01/2023	26
5	3.70%, 10/01/2023	5
10	3.76%, 03/01/2024	11
20	3.86%, 11/01/2023 - 12/01/2025	21
25	3.87%, 10/01/2025	26
35	3.89%, 05/01/2030	36
35	3.93%, 10/01/2023	38
10	3.96%, 05/01/2034	10
10	3.97%, 05/01/2029	11
8,400	4.00%, 08/15/2029 - 08/15/2044 ☼	8,837
149	4.02%, 11/01/2028	157
20	4.06%, 10/01/2028	21
14,100	4.50%, 08/15/2044 - 09/15/2044 ☼	15,165
1,300	5.00%, 08/15/2044 - 09/15/2044 ☼	1,432
1,000	5.50%, 08/15/2044 ☼	1,108
363	5.50%, 06/25/2042 ►	81
339	6.00%, 09/01/2039	381
		37,691
	GNMA - 7.4%
400	3.00%, 08/15/2044 ☼	400
2,300	3.50%, 08/15/2044 ☼	2,369
900	4.00%, 08/15/2044 ☼	954
2,910	4.50%, 09/20/2041 - 08/15/2044 ╦☼	3,163
400	5.00%, 08/15/2044 ☼	438
1,143	6.00%, 08/15/2032 - 12/15/2040 ╦	1,297
		8,621
	Total U.S. Government Agencies
	(Cost $54,919)	$54,861

9

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. Government Agencies - 47.2% - (continued)
U.S. Treasury Bonds - 1.7%
$1,410	1.38%, 02/15/2044 ◄‡	$1,600
53	2.88%, 05/15/2043 ‡	49
121	3.13%, 02/15/2042 - 02/15/2043 ‡	117
89	3.50%, 02/15/2039 ‡	93
38	3.63%, 02/15/2044 ‡	40
53	5.38%, 02/15/2031 ‡	70
		1,969
U.S. Treasury Notes - 14.2%
2,470	0.13%, 04/15/2016 - 07/15/2024 ◄‡	2,619
135	0.38%, 07/15/2023 ◄‡	140
310	0.50%, 04/15/2015 ◄‡	344
90	0.63%, 04/30/2018 ‡	87
310	0.63%, 07/15/2021 - 01/15/2024 ◄‡	329
100	0.75%, 03/31/2018 ‡	98
150	0.88%, 07/31/2019 ‡	143
2,775	1.00%, 05/31/2018 Є	2,729
200	1.13%, 01/15/2021 ◄‡	234
175	1.25%, 07/15/2020 ◄‡	208
125	1.38%, 01/15/2020 ◄‡	150
140	1.38%, 02/28/2019 ‡	138
375	1.63%, 01/15/2015 - 01/15/2018 ◄‡	467
140	1.88%, 07/15/2019 ◄‡	174
375	2.00%, 01/15/2016 ◄‡	471
315	2.00%, 11/15/2021 - 02/15/2022 ‡	309
260	2.13%, 01/15/2019 ◄‡	321
75	2.38%, 01/15/2017 ◄‡	96
5,130	2.50%, 04/30/2015 - 05/15/2024 ‡Є	5,216
2,065	3.25%, 03/31/2017 □Є	2,194
		16,467
		18,436
	Total U.S. Government Securities
	(Cost $18,325)	$18,436

Preferred Stocks - 0.1%
	Multi-Sector Holdings - 0.1%
2	GMAC Capital Trust I β	$58

	Other Diversified Financial Services - 0.0%
—	Citigroup Capital XIII	3

	Total Preferred Stocks
	(Cost $57)	$61

	Total Long-Term Investments Excluding Purchased Options
	(Cost $144,706)	$146,229

Short-Term Investments - 14.1%
Repurchase Agreements - 14.1%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $2,037, collateralized by GNMA 4.00%, 2044, value of $2,077)
$2,037	0.08%, 7/31/2014	$2,037
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $794,
collateralized by FHLMC 2.00% - 3.50%, 2023 -
2043, FNMA 2.00% - 4.50%, 2026 - 2042,
	GNMA 3.00%, 2043, value of $810)
794	0.08%, 7/31/2014╦	794
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$1,703, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $1,737)
1,703	0.07%, 7/31/2014╦	1,703
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $2,283, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $2,328)
2,283	0.06%, 7/31/2014╦	2,283
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,692, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.75% - 3.38%, 2018 - 2023, value of
	$1,726)
1,692	0.06%, 7/31/2014╦	1,692
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $2,093, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note2.63%, 2020,
	value of $2,135)
2,093	0.09%, 7/31/2014╦	2,093
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,247, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% - 4.25%, 2015 - 2018, value of
	$1,272)
1,246	0.07%, 7/31/2014╦	1,246
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$4,508, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $4,598)
4,508	0.08%, 7/31/2014╦	4,508

10

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Short-Term Investments - 14.1% - (continued)
Repurchase Agreements - 14.1% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $47, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $48)
47	0.07%, 7/31/2014	47
		16,403
	Total Short-Term Investments
	(Cost $16,403)	$16,403

Total Investments Excluding Purchased Options
(Cost $161,109)	140.0%	$162,632
Total Purchased Options
(Cost $499)	0.4%	481
Total Investments
(Cost $161,608) ▲	140.4%	$163,113
Other Assets and Liabilities	(40.4)%	(46,927)
Total Net Assets	100.0%	$116,186

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $161,693 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,750
Unrealized Depreciation	(1,330)
Net Unrealized Appreciation	$1,420

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2014, the aggregate value and percentage of net assets of these securities rounds to zero.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ω	Debt security in default due to bankruptcy.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2014.

11

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $8,582, which represents 7.4% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $5,019, which represents 4.3% of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $47,279 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts. Securities valued at $264, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with OTC swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

Є	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at July 31, 2014.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
OTC swaps contracts	$–	$1,145
Total	$–	$1,145

OTC Option Contracts Outstanding at July 31, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Put option contracts
Italy (Republic of) Debt Option	JPM	IR	EUR	106.60	10/13/14	EUR	772,049	$4	$13	$(9)
Italy (Republic of) Debt Option	MSC	IR	EUR	106.70	10/13/14	EUR	800,461	4	13	(9)
Italy (Republic of) Debt Option	MSC	IR	EUR	107.16	10/15/14	EUR	800,461	5	13	(8)
Italy (Republic of) Debt Option	MSC	IR	EUR	107.45	10/16/14	EUR	800,462	7	14	(7)
Italy (Republic of) Debt Option	BNP	IR	EUR	107.48	10/20/14	EUR	764,910	7	12	(5)
Total put option contracts							3,938,343	$27	$65	$(38)
Total purchased option contracts							3,938,343	$27	$65	$(38)

*  The number of contracts does not omit 000's.

12

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

OTC Swaption Contracts Outstanding at July 31, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased swaption contracts:
Call swaption contracts
Interest Rate Swaption	DEUT	IR	4.42%	11/27/23	USD	440,000	$78	$47	$31
Interest Rate Swaption	DEUT	IR	3.94%	04/15/24	USD	670,000	89	75	14
Interest Rate Swaption	BOA	IR	4.42%	11/27/23	USD	440,000	78	47	31
Interest Rate Swaption	JPM	IR	4.49%	01/09/24	USD	200,000	37	20	17
Total call swaption contracts						1,750,000	$282	$189	$93
Put swaption contracts
Interest Rate Swaption	DEUT	IR	4.42%	11/27/23	USD	440,000	$33	$46	$(13)
Interest Rate Swaption	DEUT	IR	3.94%	04/15/24	USD	670,000	67	75	(8)
Interest Rate Swaption	BOA	IR	4.42%	11/27/23	USD	435,000	32	46	(14)
Interest Rate Swaption	JPM	IR	3.50%	04/29/15	USD	3,340,000	26	58	(32)
Interest Rate Swaption	JPM	IR	4.49%	01/09/24	USD	200,000	14	20	(6)
Total put swaption contracts						5,085,000	$172	$245	$(73)
Total purchased swaption contracts						6,835,000	$454	$434	$20

* The number of contracts does not omit 000's.

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Short position contracts:
90-Day Eurodollar Future	24	12/19/2016	$5,879	$5,868	$11	$–	$–	$–
U.S. Treasury 10-Year Note Future	93	09/19/2014	11,578	11,588	–	(10)	–	(17)
U.S. Treasury 2-Year Note Future	13	09/30/2014	2,853	2,852	1	–	–	(2)
U.S. Treasury 30-Year Bond Future	61	09/19/2014	8,337	8,382	–	(45)	6	–
U.S. Treasury 5-Year Note Future	21	09/30/2014	2,501	2,496	5	–	1	(3)
U.S. Treasury CME Ultra Long Term Bond Future	18	09/19/2014	2,695	2,715	–	(20)	–	(4)
Total					$17	$(75)	$7	$(26)

* The number of contracts does not omit 000's.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.22	CME	USD	11,024	(5.00)%	06/20/19	$(809)	$(745)	$64	$–	$38	$–
CDX.NA.IG.22	CME	USD	8,165	(1.00)%	06/20/19	(144)	(137)	7	–	5	–
ITRX.XOV.21	ICE	EUR	1,810	(5.00)%	06/20/19	(273)	(250)	23	–	23	–
Total						$(1,226)	$(1,132)	$94	$–	$66	$–
Sell protection:
CDX.NA.IG.22	CME	USD	2,775	1.00%	06/20/24	$(34)	$(9)	$25	$–	$–	$(8)
ITRX.EUR.21	ICE	EUR	645	1.00%	06/20/19	15	14	–	(1)	–	(1)
Total						$(19)	$5	$25	$(1)	$–	$(9)
Total traded indices						$(1,245)	$(1,127)	$119	$(1)	$66	$(9)

(a)	The FCM to the contracts is GSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

13

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at July 31, 2014

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.6	JPM	USD	215	(0.32)%	07/25/45	$57	$–	$46	$–	$(11)
ABX.HE.AAA.6	BCLY	USD	169	(0.18)%	07/25/45	16	–	4	–	(12)
ABX.HE.AAA.6	BCLY	USD	55	(0.11)%	05/25/46	11	–	11	–	–
ABX.HE.AAA.6	BOA	USD	295	(0.18)%	07/25/45	16	–	7	–	(9)
ABX.HE.AAA.6	BOA	USD	565	(0.11)%	05/25/46	120	–	116	–	(4)
ABX.HE.AAA.6	CSI	USD	126	(0.18)%	07/25/45	2	–	3	1	–
ABX.HE.AAA.6	CSI	USD	160	(0.11)%	05/25/46	39	–	33	–	(6)
ABX.HE.AAA.6	DEUT	USD	9	(0.11)%	05/25/46	2	–	2	–	–
ABX.HE.AAA.6	GSC	USD	620	(0.18)%	07/25/45	55	–	15	–	(40)
ABX.HE.AAA.6	JPM	USD	321	(0.18)%	07/25/45	11	–	9	–	(2)
ABX.HE.AAA.6	JPM	USD	993	(0.18)%	07/25/45	20	–	25	5	–
ABX.HE.AAA.6	MSC	USD	188	(0.18)%	07/25/45	4	–	5	1	–
ABX.HE.AAA.6	MSC	USD	770	(0.18)%	07/25/45	42	–	19	–	(23)
ABX.HE.AAA.7	CSI	USD	305	(0.09)%	08/25/37	90	–	86	–	(4)
ABX.HE.AAA.7	JPM	USD	9	(0.09)%	08/25/37	2	–	2	–	–
ABX.HE.PENAAA.6	BCLY	USD	36	(0.11)%	05/25/46	10	–	5	–	(5)
ABX.HE.PENAAA.6	GSC	USD	202	(0.11)%	05/25/46	50	–	28	–	(22)
ABX.HE.PENAAA.6	JPM	USD	64	(0.11)%	05/25/46	9	–	9	–	–
ABX.HE.PENAAA.6	JPM	USD	273	(0.11)%	05/25/46	68	–	39	–	(29)
ABX.HE.PENAAA.6	MSC	USD	218	(0.11)%	05/25/46	48	–	31	–	(17)
ABX.HE.PENAAA.7	BCLY	USD	297	(0.09)%	08/25/37	130	–	68	–	(62)
CDX.EM.21	DEUT	USD	3,000	(5.00)%	06/20/19	–	(286)	(302)	–	(16)
CDX.EM.21	GSC	USD	1,060	(5.00)%	06/20/19	–	(108)	(107)	1	–
CMBX.NA.A.6	CSI	USD	180	(2.00)%	05/11/63	–	(1)	(1)	–	–
CMBX.NA.A.7	JPM	USD	215	(2.25)%	01/17/47	–	(4)	–	4	–
CMBX.NA.AA.1	DEUT	USD	50	(0.25)%	10/12/52	11	–	8	–	(3)
CMBX.NA.AA.1	JPM	USD	480	(0.25)%	10/12/52	95	–	72	–	(23)
CMBX.NA.AA.2	BOA	USD	516	(0.15)%	03/15/49	196	–	166	–	(30)
CMBX.NA.AA.2	CSI	USD	124	(0.15)%	03/15/49	43	–	40	–	(3)
CMBX.NA.AA.2	CSI	USD	229	(0.15)%	03/15/49	72	–	74	2	–
CMBX.NA.AA.2	GSC	USD	110	(0.15)%	03/15/49	38	–	35	–	(3)
CMBX.NA.AA.2	JPM	USD	368	(0.15)%	03/15/49	135	–	118	–	(17)
CMBX.NA.AA.2	MSC	USD	201	(0.15)%	03/15/49	80	–	65	–	(15)
CMBX.NA.AA.7	BOA	USD	50	(1.50)%	01/17/47	–	(1)	–	1	–
CMBX.NA.AA.7	CSI	USD	285	(1.50)%	01/17/47	–	(3)	–	3	–
CMBX.NA.AA.7	CSI	USD	180	(1.50)%	01/17/47	–	–	–	–	–
CMBX.NA.AA.7	MSC	USD	225	(1.50)%	01/17/47	–	(3)	–	3	–
CMBX.NA.AJ.1	DEUT	USD	5	(0.84)%	10/12/52	–	–	–	–	–
CMBX.NA.AJ.1	JPM	USD	175	(0.84)%	10/12/52	11	–	5	–	(6)
CMBX.NA.AJ.1	MSC	USD	140	(0.84)%	10/12/52	10	–	4	–	(6)
CMBX.NA.AJ.2	DEUT	USD	308	(1.09)%	03/15/49	28	–	27	–	(1)
CMBX.NA.AJ.2	GSC	USD	124	(1.09)%	03/15/49	9	–	10	1	–
CMBX.NA.AJ.4	CSI	USD	159	(0.96)%	02/17/51	31	–	31	–	–
CMBX.NA.AJ.4	CSI	USD	105	(0.96)%	02/17/51	18	–	20	2	–
CMBX.NA.AJ.4	DEUT	USD	199	(0.96)%	02/17/51	39	–	38	–	(1)
CMBX.NA.AJ.4	GSC	USD	458	(0.96)%	02/17/51	81	–	88	7	–
CMBX.NA.AJ.4	JPM	USD	30	(0.96)%	02/17/51	8	–	6	–	(2)
CMBX.NA.AJ.4	MSC	USD	164	(0.96)%	02/17/51	28	–	31	3	–
CMBX.NA.AJ.4	MSC	USD	274	(0.96)%	02/17/51	103	–	53	–	(50)
CMBX.NA.AM.2	CSI	USD	425	(0.50)%	03/15/49	26	–	6	–	(20)
CMBX.NA.AM.2	DEUT	USD	170	(0.50)%	03/15/49	10	–	3	–	(7)
CMBX.NA.AM.2	JPM	USD	130	(0.50)%	03/15/49	4	–	2	–	(2)
CMBX.NA.AM.2	MSC	USD	575	(0.50)%	03/15/49	29	–	9	–	(20)
CMBX.NA.AM.4	BOA	USD	125	(0.50)%	02/17/51	15	–	6	–	(9)
CMBX.NA.AM.4	CSI	USD	25	(0.50)%	02/17/51	3	–	1	–	(2)
CMBX.NA.AM.4	GSC	USD	225	(0.50)%	02/17/51	33	–	11	–	(22)

14

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at July 31, 2014 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices: - (continued)
Buy protection: - (continued)
CMBX.NA.AM.4	JPM	USD	20	(0.50)%	02/17/51	$2	$–	$1	$–	$(1)
CMBX.NA.AM.4	MSC	USD	155	(0.50)%	02/17/51	18	–	8	–	(10)
CMBX.NA.AS.6	CSI	USD	490	(1.00)%	05/11/63	6	–	4	–	(2)
CMBX.NA.AS.7	CSI	USD	240	(1.00)%	01/17/47	6	–	3	–	(3)
CMBX.NA.AS.7	GSC	USD	215	(1.00)%	01/17/47	6	–	3	–	(3)
Total						$1,996	$(406)	$1,101	$34	$(523)
Sell protection:
CMBX.NA.A.2	BOA	USD	127	0.25%	03/15/49	$–	$(74)	$(77)	$–	$(3)
CMBX.NA.A.7	BOA	USD	290	0.50%	01/17/47	–	(7)	(8)	–	(1)
CMBX.NA.AAA.6	BCLY	USD	1,105	0.50%	05/11/63	–	(24)	(20)	4	–
CMBX.NA.AAA.6	BOA	USD	1,080	0.50%	05/11/63	–	(21)	(20)	1	–
CMBX.NA.AAA.6	CSI	USD	2,810	0.50%	05/11/63	–	(41)	(51)	–	(10)
CMBX.NA.AAA.6	CSI	USD	1,665	0.50%	05/11/63	–	(41)	(30)	11	–
CMBX.NA.AAA.6	DEUT	USD	965	0.50%	05/11/63	–	(24)	(18)	6	–
CMBX.NA.AAA.6	DEUT	USD	305	0.50%	05/11/63	–	(5)	(6)	–	(1)
CMBX.NA.AAA.6	GSC	USD	3,375	0.50%	05/11/63	–	(66)	(61)	5	–
CMBX.NA.AAA.6	JPM	USD	975	0.50%	05/11/63	–	(32)	(18)	14	–
CMBX.NA.AAA.6	MSC	USD	40	0.50%	05/11/63	–	(1)	(1)	–	–
CMBX.NA.AAA.6	UBS	USD	5,010	0.50%	05/11/63	–	(192)	(91)	101	–
CMBX.NA.BB.6	BOA	USD	380	5.00%	05/11/63	–	(4)	–	4	–
CMBX.NA.BB.6	CSI	USD	580	5.00%	05/11/63	6	–	–	–	(6)
CMBX.NA.BB.6	GSC	USD	55	5.00%	05/11/63	–	–	–	–	–
CMBX.NA.BB.6	MSC	USD	655	5.00%	05/11/63	–	(42)	–	42	–
CMBX.NA.BB.7	BOA	USD	160	5.00%	01/17/47	–	(8)	(3)	5	–
CMBX.NA.BB.7	CSI	USD	335	5.00%	01/17/47	–	(14)	(6)	8	–
CMBX.NA.BB.7	CSI	USD	75	5.00%	01/17/47	1	–	(1)	–	(2)
CMBX.NA.BB.7	DEUT	USD	155	5.00%	01/17/47	–	(4)	(3)	1	–
CMBX.NA.BB.7	MSC	USD	80	5.00%	01/17/47	–	(1)	(1)	–	–
CMBX.NA.BBB-.6	BCLY	USD	200	3.00%	05/11/63	4	–	–	–	(4)
CMBX.NA.BBB-.6	CSI	USD	225	3.00%	05/11/63	1	–	1	–	–
CMBX.NA.BBB-.7	CSI	USD	210	3.00%	01/17/47	–	(12)	(3)	9	–
CMBX.NA.BBB-.7	UBS	USD	210	3.00%	01/17/47	–	(11)	(3)	8	–
PrimeX.ARM.2	JPM	USD	25	4.58%	12/25/37	1	–	1	–	–
PrimeX.ARM.2	MSC	USD	373	4.58%	12/25/37	–	(29)	12	41	–
PrimeX.ARM.2	MSC	USD	56	4.58%	12/25/37	2	–	2	–	–
PrimeX.FRM.1	JPM	USD	59	4.42%	07/25/36	6	–	6	–	–
Total						$21	$(653)	$(399)	$260	$(27)
Total traded indices						$2,017	$(1,059)	$702	$294	$(550)

15

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at July 31, 2014 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues:
Sell protection:
Bank of America Corp.	CSI	USD	945	1.00% / 0.54%	12/20/17	$–	$(20)	$15	$35	$–
Bank of America Corp.	GSC	USD	2,200	1.00% / 0.50%	09/20/17	–	(153)	34	187	–
Citigroup, Inc.	GSC	USD	785	1.00% / 0.51%	12/20/17	–	(14)	13	27	–
Citigroup, Inc.	GSC	USD	2,350	1.00% / 0.47%	09/20/17	–	(153)	39	192	–
Goldman Sachs Group, Inc.	CSI	USD	495	1.00% / 0.59%	12/20/17	–	(15)	7	22	–
Goldman Sachs Group, Inc.	UBS	USD	1,100	1.00% / 0.55%	09/20/17	–	(82)	15	97	–
Morgan Stanley	BCLY	USD	1,100	1.00% / 0.51%	09/20/17	–	(123)	17	140	–
Morgan Stanley	GSC	USD	520	1.00% / 0.55%	12/20/17	–	(26)	8	34	–
Total						$–	$(586)	$148	$734	$–
						$2,017	$(1,645)	$850	$1,028	$(550)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund (a)	Amount		Date	Paid	Received	Value ╪	Asset	Liability
BCLY	2.17% Fixed	CPURNSA	USD	9,895	04/15/19	$–	$–	$(2)	$–	$(2)
BNP	2.48% Fixed	CPURNSA	USD	4,825	01/15/24	–	–	74	74	–
DEUT	2.18% Fixed	CPURNSA	USD	13,325	04/15/19	–	–	101	101	–
Total						$–	$–	$173	$175	$(2)

(a)	For payments received based on the CPURNSA index, if the index level of the floating index drops below the initial index level when the interest rate swap was purchased, the Fund will be required to make a payment to the counterparty rather than receive the payment noted in the table above.

OTC Total Return Swap Contracts Outstanding at July 31, 2014

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
JPM CORP EMBI †	JPM	USD	3,550	3M LIBOR - 1.00%	09/22/14	$–	$–	$(1)	$–	$(1)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2014, the aggregate market value of these securities was $(1), which rounds to zero percent of total net assets.

16

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Securities Sold Short Outstanding at July 31, 2014

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 3.00%	$1,300	08/15/2043	$1,273	$–
FHLMC, 4.00%	600	08/15/2043	630	1
FHLMC, 5.50%	2,000	08/15/2043	2,211	14
FNMA, 3.00%	200	08/15/2029	206	1
FNMA, 3.50%	100	08/15/2029	106	–
FNMA, 3.50%	2,300	08/15/2044	2,343	3
GNMA, 3.00%	1,400	08/15/2044	1,404	1
GNMA, 3.50%	300	08/15/2044	309	–
GNMA, 4.50%	1,100	08/15/2044	1,192	2
Total			$9,674	$22

At July 31, 2014, the aggregate market value of these securities represents 8.3% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	08/29/2014	WEST	$602	$594	$–	$(8)
BRL	Buy	08/04/2014	MSC	129	126	–	(3)
BRL	Sell	08/04/2014	UBS	127	125	2	–
CAD	Buy	08/29/2014	RBC	169	166	–	(3)
CHF	Buy	08/29/2014	DEUT	169	168	–	(1)
CHF	Buy	08/29/2014	NAB	168	167	–	(1)
CHF	Sell	08/29/2014	CBK	346	345	1	–
CHF	Sell	08/29/2014	CSFB	677	672	5	–
EUR	Buy	08/29/2014	BCLY	167	166	–	(1)
EUR	Buy	08/29/2014	NAB	167	166	–	(1)
EUR	Sell	08/29/2014	BOA	345	344	1	–
EUR	Sell	09/17/2014	BOA	140	138	2	–
EUR	Sell	09/17/2014	CBK	374	370	4	–
EUR	Sell	08/29/2014	GSC	34	34	–	–
EUR	Sell	08/29/2014	MSC	3,903	3,881	22	–
GBP	Buy	08/29/2014	JPM	678	677	–	(1)
GBP	Sell	08/29/2014	CBK	1,465	1,457	8	–
JPY	Buy	09/17/2014	BCLY	920	916	–	(4)
JPY	Buy	09/17/2014	BNP	1,534	1,513	–	(21)
JPY	Buy	09/17/2014	CSFB	512	506	–	(6)
JPY	Buy	09/17/2014	HSBC	531	528	–	(3)
JPY	Buy	08/29/2014	JPM	712	706	–	(6)
JPY	Sell	09/17/2014	BNP	1,638	1,623	15	–
JPY	Sell	09/17/2014	BOA	1,638	1,623	15	–
JPY	Sell	08/29/2014	JPM	1,224	1,212	12	–
PEN	Buy	09/17/2014	SCB	236	236	–	–
PEN	Sell	09/17/2014	BNP	44	44	–	–
PEN	Sell	09/17/2014	CBK	192	192	–	–
RUB	Buy	09/17/2014	JPM	247	239	–	(8)
RUB	Sell	09/17/2014	BOA	246	239	7	–
Total						$94	$(67)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

17

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	EURO
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian New Rupiah
JPY	Japanese Yen
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian New Sol
PLN	Polish New Zloty
RUB	Russian New Ruble
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EMBI	Emerging Markets Bond Index
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
PrimeX.FRM	Markit PrimeX Fixed Rate Mortgage Backed Security

Municipal Bond Abbreviations:
FA	Finance Authority
Rev	Revenue

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
IR	Interest Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter

Credit Exposure

as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	53.5%
Aa/ AA	18.3
A	3.5
Baa/ BBB	7.9
Ba/ BB	13.1
B	14.9
Caa/ CCC or Lower	11.0
Not Rated	3.6
Non-Debt Securities and Other Short-Term Instruments	14.6
Other Assets and Liabilities	(40.4)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

18

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$28,683	$–	$23,201	$5,482
Corporate Bonds	15,671	–	15,671	–
Foreign Government Obligations	6,566	–	6,566	–
Municipal Bonds	760	–	760	–
Preferred Stocks	61	61	–	–
Senior Floating Rate Interests	21,191	–	21,191	–
U.S. Government Agencies	54,861	–	54,861	–
U.S. Government Securities	18,436	2,104	16,332	–
Short-Term Investments	16,403	–	16,403	–
Purchased Options	481	–	481	–
Total	$163,113	$2,165	$155,466	$5,482
Foreign Currency Contracts *	$94	$–	$94	$–
Futures *	17	17	–	–
Swaps - Credit Default *	1,147	–	1,147	–
Swaps - Interest Rate *	175	–	175	–
Total	$1,433	$17	$1,416	$–
Liabilities:
Securities Sold Short	$9,674	$–	$9,674	$–
Total	$9,674	$–	$9,674	$–
Foreign Currency Contracts *	$67	$–	$67	$–
Futures *	75	75	–	–
Swaps - Credit Default *	551	–	551	–
Swaps - Interest Rate *	2	–	2	–
Swaps - Total Return *	1	–	–	1
Total	$696	$75	$620	$1

♦	For the nine-month period ended July 31, 2014, investments valued at $639 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

19

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$5,477	$239	$206	†	$195	$1,516	$(2,301)	$230	$(80)	$5,482
U.S. Government Agencies	153	—	—		—	—	—	—	(153)	—
Total	$5,630	$239	$206		$195	$1,516	$(2,301)	$230	$(233)	$5,482

Liabilities:
Swaps‡	$—	$—	$1	§	$—	$—	$—	$—	$—	$1
Total	$—	$—	$1		$—	$—	$—	$—	$—	$1

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $257.
‡	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $(1).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

20

The Hartford World Bond Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 13.3%
	Cayman Islands - 1.9%
	Apidos CLO XVIII
$4,500	1.65%, 07/22/2026 ■Δ	$4,489
	Ares CLO Ltd.
2,995	1.68%, 04/20/2023 ■Δ	2,901
3,845	1.73%, 04/17/2026 ■Δ	3,848
	Babson CLO Ltd.
2,725	1.33%, 04/20/2025 ■Δ	2,689
	Dryden Senior Loan Fund
4,575	1.48%, 07/17/2023 ■Δ	4,543
	ING Investment Management CLO Ltd.
4,175	1.43%, 03/14/2022 ■Δ	4,152
	Limerock CLO
4,130	1.73%, 04/18/2026 ■Δ	4,133
	Magnetite CLO Ltd.
4,365	1.70%, 07/25/2026 ■Δ	4,363
	Neuberger Berman CLO XVI Ltd.
4,245	1.70%, 08/04/2025 ■Δ	4,239
	OZLM Funding Ltd.
11,510	1.73%, 04/17/2026 ■Δ	11,519
	Voya CLO Ltd.
1,725	1.68%, 07/17/2026 ■Δ	1,725
		48,601
	United Kingdom - 0.1%
	Granite Master Issuer plc
1,507	0.23%, 12/20/2054 ■Δ	1,494
461	0.23%, 12/17/2054 Δ	458
960	0.24%, 12/20/2054 Δ	952
416	0.30%, 12/20/2054 Δ	413
517	0.33%, 12/17/2054 Δ	514
	Motor plc
137	1.29%, 02/25/2020 ■	137
		3,968
	United States - 11.3%
	Adjustable Rate Mortgage Trust
382	0.43%, 11/25/2035 Δ	354
	Agate Bay Mortgage Trust
3,291	3.50%, 07/25/2043 ■Δ	3,286
	Ally Master Owner Trust
1,775	0.67%, 09/17/2018 Δ	1,770
1,245	1.54%, 09/15/2019	1,239
	American Credit Acceptance Receivables
1,045	1.14%, 03/12/2018 ■	1,045
552	1.64%, 11/15/2016 ■	553
1,915	3.96%, 05/15/2019 ■	1,951
	American Home Mortgage Assets Trust
145	0.28%, 03/25/2047 Δ	117
888	0.35%, 10/25/2046 Δ	652
649	1.06%, 10/25/2046 Δ	477
	American Money Management Corp.
4,615	1.68%, 07/27/2026 ■Δ	4,603
	AmeriCredit Automobile Receivables Trust
1,295	0.74%, 11/08/2016	1,296
235	1.31%, 11/08/2017	236
652	1.57%, 01/08/2019	653
465	1.69%, 11/08/2018	468
1,780	2.35%, 12/10/2018	1,803
109	3.34%, 04/08/2016	110
	Apidos CLO
2,900	1.33%, 04/15/2025 ■Δ	2,860
3,840	1.68%, 01/19/2025 ■Δ	3,840
	Ares CLO Ltd.
4,040	1.73%, 10/12/2023 ■Δ	4,040
	Banc of America Funding Corp.
2,268	0.39%, 02/20/2047 Δ	1,966
414	5.77%, 05/25/2037	350
530	5.85%, 01/25/2037	428
	BB-UBS Trust
2,350	3.43%, 11/05/2036 ■	2,316
	Bear Stearns Adjustable Rate Mortgage Trust
304	2.25%, 08/25/2035 Δ	308
1,654	2.66%, 07/25/2036 Δ	1,410
	Bear Stearns Alt-A Trust
2,123	0.65%, 01/25/2036 Δ	1,656
227	2.70%, 08/25/2036 Δ	171
	Bear Stearns Mortgage Funding Trust
676	0.35%, 02/25/2037 Δ	483
	Cabela's Master Credit Card Trust
1,805	0.80%, 08/16/2021 ■Δ	1,823
	Cal Funding II Ltd.
545	3.47%, 10/25/2027 ■	545
	Carlyle Global Market Strategies
3,390	1.35%, 07/15/2025 ■Δ	3,354
875	1.38%, 04/18/2025 ■Δ	865
	Cent CLO L.P.
3,970	1.71%, 01/25/2026 ■Δ	3,972
	CFCRE Commercial Mortgage Trust
1,935	3.83%, 12/15/2047	2,042
	Chase Issuance Trust
4,700	0.58%, 09/15/2020 Δ	4,717
	ChaseFlex Trust
254	5.50%, 06/25/2035	233
	CHL Mortgage Pass-Through Trust
2,089	0.50%, 03/25/2035 Δ	1,828
3,351	2.42%, 06/20/2035 Δ	3,232
	CICF Funding Ltd.
4,065	1.66%, 04/18/2025 ■Δ	4,065
	Citigroup Commercial Mortgage Trust
2,320	1.91%, 06/15/2033 ■Δ	2,327
1,800	3.09%, 04/10/2046 Δ	1,787
	Citigroup Mortgage Loan Trust, Inc.
759	2.48%, 07/25/2036 Δ	490
	Citigroup/Deutsche Bank Commercial Mortgage Trust
10	5.89%, 11/15/2044	11
	Commercial Mortgage Loan Trust
2,780	6.21%, 12/10/2049 Δ	3,041
	Commercial Mortgage Pass-Through Certificates
2,605	2.85%, 10/15/2045	2,556
2,140	4.02%, 07/10/2045	2,266
1,935	4.40%, 07/10/2045 ■Δ	1,815
	Commercial Mortgage Trust
1,455	4.40%, 07/10/2045 ■Δ	1,229
1,680	4.50%, 03/10/2046 ■Δ	1,103

1

The Hartford World Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 13.3% - (continued)
	United States - 11.3% - (continued)
	Community or Commercial Mortgage Trust
$2,610	3.21%, 03/10/2046	$2,610
	Consumer Portfolio Services, Inc.
77	2.78%, 06/17/2019 ■	78
	Countrywide Alternative Loan Trust
961	0.43%, 01/25/2036 Δ	859
607	0.47%, 11/25/2035 Δ	496
1,216	0.96%, 12/25/2035 Δ	1,005
1,213	5.75%, 05/25/2036	1,032
839	6.50%, 08/25/2037	611
	Countrywide Home Loans, Inc.
1,073	2.67%, 09/25/2047 Δ	957
1,753	4.90%, 11/20/2035 Δ	1,586
	CPS Automotive Trust
3,134	1.64%, 08/15/2016 ■	3,153
949	1.94%, 03/16/2020 ■	955
	Credit Acceptance Automotive Loan Trust
1,360	1.21%, 10/15/2020 ■	1,362
149	3.96%, 09/15/2019 ■	150
	Credit Suisse Commercial Mortgage Trust
3,421	3.50%, 08/25/2043 ■	3,415
	Credit Suisse Mortgage Trust
1,292	5.75%, 03/25/2036	1,180
	DBUBS Mortgage Trust
2,978	1.55%, 01/01/2021 ■►	87
	Deutsche Alt-A Securities, Inc. Mortgage
641	0.28%, 08/25/2036 Δ	489
	Downey S & L Assoc Mortgage Loan Trust
1,802	1.04%, 03/19/2046 Δ	1,401
	Dryden Senior Loan Fund
3,990	1.62%, 04/18/2026 ■Δ	3,971
7,900	1.71%, 07/15/2026 ■Δ	7,905
	Eaton Vance CLO Ltd.
2,455	1.68%, 07/15/2026 ■Δ	2,455
	Enterprise Fleet Financing LLC
915	0.93%, 04/20/2018 ■	916
2,010	1.51%, 03/20/2019 ■	2,027
	FHLMC Multifamily Structured Pass Through
11,435	2.08%, 02/25/2041 ►	1,326
	First Horizon Alternative Mortgage Securities
440	2.21%, 04/25/2036 Δ	374
	First Investors Automotive Owner Trust
577	0.90%, 10/15/2018 ■	578
	Ford Credit Floorplan Master Owner Trust
500	1.69%, 09/15/2019 Δ	498
100	2.09%, 09/15/2016	100
	GMAC Mortgage Corp. Loan Trust
1,123	2.94%, 04/19/2036 Δ	1,011
774	3.10%, 09/19/2035 Δ	728
	GreenPoint Mortgage Funding Trust
661	0.42%, 10/25/2045 Δ	589
	Greenwich Capital Commercial Funding Corp.
400	5.74%, 12/10/2049	443
145	6.01%, 07/10/2038 Δ	156
	GS Mortgage Securities Trust
2,360	2.95%, 11/05/2034 ■	2,314
3,725	3.38%, 05/10/2045	3,834
615	3.67%, 04/10/2047 ■Δ	413
510	5.02%, 11/10/2045 ■Δ	510
1,300	5.03%, 04/10/2047 ■Δ	1,245
	GSAA Home Equity Trust
308	0.20%, 12/25/2046 Δ	213
2,210	0.23%, 12/25/2046 Δ	1,240
1,868	0.24%, 02/25/2037 Δ	999
48	0.25%, 03/25/2037 Δ	26
3,128	0.28%, 05/25/2047 Δ	2,202
835	0.38%, 04/25/2047 Δ	541
2,225	0.48%, 04/25/2047 Δ	1,452
	GSR Mortgage Loan Trust
1,240	2.58%, 07/25/2035 Δ	1,176
1,967	2.66%, 01/25/2036 Δ	1,835
349	2.69%, 05/25/2037 Δ	294
	Harborview Mortgage Loan Trust
1,034	0.35%, 01/19/2038 Δ	896
666	0.38%, 05/19/2047 Δ	261
3,673	0.40%, 12/19/2036 Δ	2,460
278	0.49%, 09/19/2035 Δ	212
	Hilton USA Trust
2,130	2.66%, 11/05/2030 ■	2,144
980	2.90%, 11/05/2030 ■Δ	984
	HLSS Servicer Advance Receivables
2,286	1.50%, 01/16/2046 ■	2,288
3,230	1.98%, 11/15/2046 ■	3,237
2,300	1.99%, 10/15/2045 ■	2,318
1,620	2.22%, 01/15/2047 ■	1,630
3,555	2.48%, 10/15/2045 ■	3,572
	Home Equity Loan Trust
1,436	2.48%, 11/25/2035 Δ	1,359
	IMPAC Commercial Mortgage Backed Trust
963	0.96%, 10/25/2034 Δ	922
	IndyMac Index Mortgage Loan Trust
894	0.43%, 07/25/2035 Δ	776
1,626	0.56%, 07/25/2046 Δ	872
592	2.46%, 08/25/2035 Δ	464
1,543	2.62%, 12/25/2036 Δ	1,356
374	2.69%, 09/25/2036 Δ	317
	ING Investment Management CLO Ltd.
3,970	1.74%, 04/18/2026 ■Δ	3,971
	JP Morgan Chase Commercial Mortgage Securities Corp.
2,124	2.75%, 10/15/2045 ■	1,631
850	2.83%, 10/15/2045	835
2,225	3.91%, 05/05/2030 ■Δ	2,303
700	4.00%, 08/15/2046 ■	613
2,825	4.17%, 08/15/2046	3,049
1,690	4.82%, 10/15/2045 ■Δ	1,677
	JP Morgan Chase Commercial Mortgage Security
1,219	1.65%, 02/12/2051 Δ	1,175
1,536	4.57%, 12/15/2047 ■Δ	1,330
	JP Morgan Mortgage Trust
1,281	2.74%, 05/25/2036 Δ	1,186
318	6.00%, 01/25/2037	272
	LB-UBS Commercial Mortgage Trust
254	5.43%, 02/15/2040	277

2

The Hartford World Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 13.3% - (continued)
	United States - 11.3% - (continued)
	LCM Ltd.
$1,100	2.13%, 04/15/2022 ■Δ	$1,088
	Lehman XS Trust
920	0.34%, 11/25/2046 Δ	758
1,194	1.01%, 09/25/2047 Δ	997
	Luminent Mortgage Trust
2,442	0.35%, 02/25/2046 Δ	1,853
1,124	0.42%, 11/25/2035 Δ	1,014
	M&T Bank Automotive Receivables Trust
1,170	1.57%, 01/15/2017 ■	1,182
	Madison Park Funding Ltd.
2,390	1.68%, 01/19/2025 ■Δ	2,385
	Madison Park Funding Ltd. CLO
3,760	1.72%, 07/20/2026 ■Δ	3,760
	Master Adjustable Rate Mortgages Trust
1,256	0.39%, 05/25/2037 Δ	860
	Merrill Lynch Mortgage Investors Trust
1,482	2.51%, 07/25/2035 Δ	1,265
	Morgan Stanley ABS Capital I
4,654	0.30%, 06/25/2036 Δ	3,889
	Morgan Stanley BAML Trust
1,505	4.50%, 08/15/2045 ■	1,183
	Morgan Stanley Capital I
2,990	3.24%, 03/15/2045	3,034
100	5.42%, 09/15/2047 ■Δ	112
50	5.83%, 06/11/2042 Δ	55
625	6.45%, 01/11/2043 Δ	712
	Morgan Stanley Mortgage Loan Trust
4,054	0.33%, 05/25/2036 - 11/25/2036 Δ	1,988
672	2.54%, 06/25/2037 Δ	433
	Morgan Stanley Re-Remic Trust
958	6.00%, 08/15/2045 ■Δ	1,050
	Nationstar Agency Advance Funding Trust
1,000	1.89%, 02/18/2048 ■	973
250	3.23%, 02/18/2048 ■Δ	251
	Neuberger Berman CLO XIV Ltd.
3,030	1.74%, 03/01/2026 ■Δ	3,032
	Octagon Investment Partners
3,450	1.35%, 07/17/2025 ■Δ	3,403
	OHA Intrepid Leveraged Loan Fund Ltd.
2,539	1.15%, 04/20/2021 ■Δ	2,523
	OZLM Funding Ltd.
3,880	1.76%, 01/17/2026 ■Δ	3,882
	Prestige Automotive Receivables Trust
1,457	1.09%, 02/15/2018 ■	1,460
100	1.33%, 05/15/2019 ■	100
	Prime Mortgage Trust
782	5.50%, 06/25/2036	734
	Race Point CLO Ltd.
2,040	1.48%, 02/20/2025 ■Δ	2,029
	RBSGC Mortage Pass Through Certificates
1,128	6.25%, 01/25/2037	1,061
	Residential Accredit Loans, Inc.
1,112	0.92%, 09/25/2046 Δ	766
757	1.42%, 11/25/2037 Δ	477
321	6.25%, 01/25/2037	263
	Residential Funding Mortgage Securities
273	6.00%, 04/25/2037	243
	Residential Funding Mortgage Securities, Inc.
954	3.04%, 04/25/2037 Δ	836
375	6.00%, 07/25/2037	343
	Sequoia Mortgage Trust
1,756	0.43%, 01/20/2035 Δ	1,684
722	5.20%, 07/20/2037 Δ	693
	Sheridan Square CLO
2,435	1.40%, 04/15/2025 ■Δ	2,408
	SNAAC Automotive Receivables Trust
498	1.14%, 07/16/2018 ■	499
	Springleaf Funding Trust
1,790	2.41%, 12/15/2022 ■	1,786
	Springleaf Mortgage Loan Trust
537	1.57%, 12/25/2059 ■	536
2,591	1.78%, 12/25/2065 ■	2,587
1,641	2.22%, 10/25/2057 ■	1,661
510	2.66%, 12/25/2059 ■	510
1,725	3.14%, 06/25/2058 ■	1,714
920	3.52%, 12/25/2065 ■	939
2,770	3.79%, 09/25/2057 ■	2,787
	Structured Adjustable Rate Mortgage Loan Trust
1,182	0.46%, 09/25/2034 Δ	1,056
	Structured Asset Mortgage Investments, Inc.
919	0.38%, 02/25/2036 - 05/25/2046 Δ	701
	Symphony CLO Ltd.
4,355	1.48%, 07/14/2026 ■Δ	4,355
	TAL Advantage LLC
1,112	2.83%, 02/22/2038 ■	1,102
	Thornburg Mortgage Securities Trust
1,588	2.24%, 04/25/2045 Δ	1,610
	UBS-Barclays Commercial Mortgage Trust
4,950	3.18%, 03/10/2046 Δ	4,935
3,461	3.24%, 04/10/2046	3,462
1,950	4.23%, 03/10/2046 ■Δ	1,717
	VNO Mortgage Trust
2,350	3.00%, 11/15/2030 ■	2,322
	Wells Fargo Commercial Mortgage Trust
3,900	2.92%, 10/15/2045	3,846
	Wells Fargo Mortgage Backed Securities Trust
1,745	2.62%, 10/25/2035 Δ	1,634
911	2.64%, 12/28/2037 Δ	843
97	5.19%, 10/25/2035 Δ	97
	WF-RBS Commercial Mortgage Trust
830	4.90%, 06/15/2044 ■	929
515	5.00%, 06/15/2044 ■	484
		287,817
	Total Asset and Commercial Mortgage Backed Securities
	(Cost $337,545)	$340,386

Corporate Bonds - 9.3%
	Australia - 0.1%
	FMG Resources Pty Ltd.
$2,825	8.25%, 11/01/2019 ■	$3,030

	Brazil - 0.3%
	Petrobras Global Finance Co.
7,850	3.25%, 03/17/2017	7,991

3

The Hartford World Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 9.3% - (continued)
		Canada - 0.1%
		Novelis, Inc.
	$475	8.75%, 12/15/2020	$513
		Telesat LLC
	1,300	6.00%, 05/15/2017 ■	1,333
		Videotron Ltd.
	3	9.13%, 04/15/2018	3
			1,849
		France - 0.4%
		Banque PSA Finance S.A.
EUR	4,247	4.25%, 02/25/2016 §	5,922
		BPCE S.A.
EUR	1,250	9.00%, 03/17/2015 ♠Δ	1,734
		Societe Generale
	1,325	6.00%, 01/27/2020 ■♠	1,275
	1,545	7.88%, 12/18/2023 ■♠	1,617
			10,548
		Germany - 0.5%
		HeidelbergCement Finance Luxembourg S.A.
EUR	7,075	7.50%, 10/31/2014 §	9,623
		Trionista Holdco GmbH
EUR	330	5.00%, 04/30/2020 ■	456
		Unitymedia Hessen GmbH & Co.
EUR	1,350	9.63%, 12/01/2019 §	1,926
			12,005
		Ireland - 0.4%
		Ardagh Glass Finance
EUR	375	7.13%, 06/15/2017 §	508
		Ardagh Packaging Finance plc
EUR	850	9.25%, 10/15/2020 §	1,238
		Baggot Securities Ltd.
EUR	100	10.24%, 12/29/2049 ■	145
		Iberdrola Finance Ireland
	7,110	3.80%, 09/11/2014 ■	7,134
		Nara Cable Funding Ltd.
	525	8.88%, 12/01/2018 ■	556
EUR	700	8.88%, 12/01/2018 §	999
			10,580
		Italy - 0.3%
		Enel Finance International S.A.
	540	3.88%, 10/07/2014 ■	543
		Intesa Sanpaolo S.p.A.
EUR	1,300	9.50%, 10/29/2049 §	1,941
		Wind Acquisition Finance S.A.
EUR	1,160	4.00%, 07/15/2020 ■	1,555
EUR	3,525	4.21%, 07/15/2020 ■Δ	4,738
			8,777
		Japan - 0.0%
		SoftBank Corp.
	1,230	4.50%, 04/15/2020 ■	1,233

		Luxembourg - 0.2%
		Aguila 3 S.A.
	1,455	7.88%, 01/31/2018 ■	1,522
		Altice Financing S.A.
	355	8.13%, 01/15/2024 ■	377
	610	9.88%, 12/15/2020 ■	689
		Ardagh Finance Holdings S.A.
EUR	470	8.38%, 06/15/2019 ■	628
		Ontex IV S.A.
EUR	625	7.50%, 04/15/2018 §	868
EUR	245	7.50%, 04/15/2018 ■	341
			4,425
		Mexico - 0.0%
		Cemex S.A.B. de C.V.
	185	3.75%, 03/15/2018 β	267

		Netherlands - 0.2%
		AerCap Aviation Solutions B.V.
	200	6.38%, 05/30/2017	217
		Constellium N.V.
EUR	295	4.63%, 05/15/2021 ■	404
		NXP B.V./NXP Funding LLC
	440	3.75%, 06/01/2018 ■	436
		Selecta Group B.V.
EUR	170	6.50%, 06/15/2020 ■	234
		UPC Holding B.V.
EUR	2,075	8.38%, 08/15/2020 §	3,029
			4,320
		South Korea - 0.0%
		Harvest Operations Corp.
	41	6.88%, 10/01/2017	44

		Spain - 0.3%
		Almirall S.A.
EUR	376	4.63%, 04/01/2021 ■	529
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	1,400	7.00%, 12/29/2049 §	1,982
	2,800	9.00%, 05/09/2018 §♠	3,087
		Banco Santander S.A.
EUR	700	6.25%, 03/12/2049 §	967
		NH Hoteles S.A.
EUR	515	6.88%, 11/15/2019 ■	755
			7,320
		Switzerland - 0.2%
		Credit Suisse Group AG
	4,725	7.88%, 02/24/2041 §	5,068
		Swiss Re Capital I L.P.
	690	6.85%, 05/25/2016 §♠	733
			5,801
		United Kingdom - 1.3%
		Bank of Scotland Capital Funding L.P.
GBP	850	6.06%, 05/31/2015 §♠	1,469
		Barclays Bank plc
	2,180	0.56%, 08/15/2014 ♠Δ	1,494
	2,320	8.25%, 12/15/2018 ♠β	2,459
GBP	550	14.00%, 06/15/2019 ♠	1,263
		HSBC Holdings plc
EUR	825	0.51%, 09/30/2020 Δ	1,093
	2,620	0.58%, 09/30/2049 Δ	1,821
		Ineos Group Holdings plc
EUR	1,090	6.50%, 08/15/2018 ■	1,517
		Intelsat Luxembourg S.A.
	215	6.75%, 06/01/2018	223
	1,940	7.75%, 06/01/2021	1,984
		Lloyds Banking Group plc
	2,860	0.43%, 08/29/2014 ♠Δ	1,961

4

The Hartford World Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 9.3% - (continued)
		United Kingdom - 1.3% - (continued)
		Matalan Finance plc
GBP	710	6.88%, 06/01/2019 ■	$1,157
		National Westminster Bank plc
	1,270	0.56%, 01/11/2015 ♠Δ	846
EUR	725	2.36%, 10/29/2049 Δ	914
		Nationwide Building Society
GBP	600	6.88%, 03/11/2049 §	1,034
		Paragon Offshore Ltd.
	2,345	6.75%, 07/15/2022 ■	2,228
		R&R Ice Cream plc
EUR	265	4.75%, 05/15/2020 ■	356
		Royal Bank of Scotland Group plc
	5,070	6.00%, 12/19/2023	5,388
	2,075	9.50%, 03/16/2022 §	2,412
		Tullow Oil plc
	545	6.00%, 11/01/2020 ■	553
	1,745	6.25%, 04/15/2022 ■	1,754
			31,926
		United States - 5.0%
		99 Cents Only Stores
	425	11.00%, 12/15/2019	465
		AbbVie, Inc.
	690	1.75%, 11/06/2017	690
		Activision Blizzard, Inc.
	3,760	6.13%, 09/15/2023 ■	4,051
		AES (The) Corp.
	152	7.75%, 10/15/2015	162
	7	8.00%, 10/15/2017	8
		AK Steel Corp.
	940	7.63%, 05/15/2020	961
	440	8.38%, 04/01/2022	463
		Alcatel-Lucent USA, Inc.
	3,525	4.63%, 07/01/2017 ■	3,552
	610	6.75%, 11/15/2020 ■	622
		Alere, Inc.
	1,095	6.50%, 06/15/2020	1,120
		AMC Entertainment, Inc.
	734	9.75%, 12/01/2020	820
		American Builders & Contractors Supply Co., Inc.
	220	5.63%, 04/15/2021 ■	221
		American International Group, Inc.
GBP	2,100	5.75%, 03/15/2067	3,687
		AmSurg Corp.
	575	5.63%, 07/15/2022 ■	578
		Antero Resources Finance Corp.
	380	5.38%, 11/01/2021	385
		ARAMARK Corp.
	1,505	5.75%, 03/15/2020	1,550
		Ashtead Capital, Inc.
	800	6.50%, 07/15/2022 ■	850
		Associated Materials LLC
	245	9.13%, 11/01/2017	244
		Bank of America Corp.
EUR	1,800	0.87%, 05/23/2017 Δ	2,389
		Biomet, Inc.
	1,210	6.50%, 08/01/2020 - 10/01/2020	1,304
		BOE Intermediate Holdings Corp.
	773	9.00%, 11/01/2017 ■Þ	808
		Building Materials Corp.
	430	6.88%, 08/15/2018 ■	445
		Carlson Travel Holdings, Inc.
	200	7.50%, 08/15/2019 ■	203
		CCO Holdings LLC
	195	7.25%, 10/30/2017	203
	1,300	7.38%, 06/01/2020	1,388
	425	8.13%, 04/30/2020	453
		CDW Escrow Corp.
	3,705	8.50%, 04/01/2019	3,937
		CEC Entertainment, Inc.
	355	8.00%, 02/15/2022 ■	358
		Chrysler Group LLC
	1,740	8.00%, 06/15/2019	1,853
	2,560	8.25%, 06/15/2021	2,816
		Cinemark USA, Inc.
	2,665	4.88%, 06/01/2023	2,605
		CIT Group, Inc.
	30	5.00%, 05/15/2017	31
	65	5.25%, 03/15/2018	69
		Clean Harbors, Inc.
	640	5.13%, 06/01/2021	637
		CNH America LLC
	95	7.25%, 01/15/2016	101
		CNH Capital LLC
	3,205	3.63%, 04/15/2018	3,197
	205	3.88%, 11/01/2015	208
	230	6.25%, 11/01/2016	246
		Cobalt International Energy, Inc.
	565	2.63%, 12/01/2019 β	502
		Community Health Systems, Inc.
	610	5.13%, 08/15/2018	625
	1,930	7.13%, 07/15/2020	2,061
		Cubist Pharmaceuticals
	235	1.88%, 09/01/2020 ■β	253
		DaVita, Inc.
	1,120	5.75%, 08/15/2022	1,182
		Deutsche Postbank IV
EUR	200	5.98%, 06/29/2049 §Δ	287
		Dolphin Subsidiary II, Inc.
	1,495	7.25%, 10/15/2021	1,577
		Emdeon, Inc.
	25	11.00%, 12/31/2019	28
		Entegris, Inc.
	565	6.00%, 04/01/2022 ■	583
		Envision Healthcare Corp.
	435	5.13%, 07/01/2022 ■	430
		Equinix, Inc.
	70	4.88%, 04/01/2020	71
		Everest Acquisition LLC
	80	9.38%, 05/01/2020	89
		First Data Corp.
	1,965	14.50%, 09/24/2019 ■Þ	2,220
		Ford Motor Credit Co. LLC
	5,450	5.63%, 09/15/2015	5,735
		Fresenius Medical Care U.S. Finance II, Inc.
	435	5.63%, 07/31/2019 ■	463
	610	5.88%, 01/31/2022 ■	666
	60	9.00%, 07/15/2015 ■	64
		General Motors Financial Co., Inc.
	245	2.75%, 05/15/2016	248

5

The Hartford World Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 9.3% - (continued)
	United States - 5.0% - (continued)
	Getty Images, Inc.
$1,155	7.00%, 10/15/2020 ■	$1,037
	GRD Holding III Corp.
1,750	10.75%, 06/01/2019 ■	1,942
	H & E Equipment Services, Inc.
475	7.00%, 09/01/2022	514
	Harron Communications L.P.
2,325	9.13%, 04/01/2020 ■	2,581
	HCA, Inc.
120	6.38%, 01/15/2015	122
220	7.50%, 11/15/2095	205
	Hertz Corp.
946	7.38%, 01/15/2021 ■	1,012
430	7.50%, 10/15/2018	447
	IMS Health, Inc.
2,845	6.00%, 11/01/2020 ■	2,973
	Infor Software Parent LLC
2,135	7.13%, 05/01/2021 ■	2,114
	Infor US, Inc.
380	9.38%, 04/01/2019	415
	Iron Mountain, Inc.
30	7.75%, 10/01/2019	32
610	8.38%, 08/15/2021	633
	Isle of Capri Casinos, Inc.
850	7.75%, 03/15/2019	892
	J.M. Huber Corp.
10	9.88%, 11/01/2019 ■	11
	K Hovnanian Enterprises, Inc.
80	7.00%, 01/15/2019 ■	80
176	9.13%, 11/15/2020 ■	194
	KB Home
75	7.50%, 09/15/2022	82
175	8.00%, 03/15/2020	198
	KB Home & Broad Home Corp.
216	6.25%, 06/15/2015	224
	Lennar Corp.
90	5.60%, 05/31/2015	92
	Level 3 Communications, Inc.
500	11.88%, 02/01/2019	549
	Level 3 Financing, Inc.
700	8.63%, 07/15/2020	761
	Lin Television Corp.
3,625	6.38%, 01/15/2021	3,761
	M/I Homes, Inc.
147	3.00%, 03/01/2018 β	154
	Masco Corp.
140	4.80%, 06/15/2015	144
	MetroPCS Wireless, Inc.
110	7.88%, 09/01/2018	115
	Michaels Stores, Inc.
560	5.88%, 12/15/2020 ■	551
722	7.75%, 11/01/2018	753
	Nationstar Mortgage LLC
1,045	6.50%, 08/01/2018	1,035
456	7.88%, 10/01/2020	465
	Navient Corp.
6,870	5.50%, 01/15/2019	7,111
840	6.25%, 01/25/2016	887
	NBC Universal Enterprise
680	5.25%, 12/19/2049 ■	708
	Nortek, Inc.
650	8.50%, 04/15/2021	705
	Nuveen Investments, Inc.
630	9.13%, 10/15/2017 ■	679
	Owens-Brockway Glass Container, Inc.
85	7.38%, 05/15/2016	92
	Party City Holdings, Inc.
290	8.88%, 08/01/2020	312
	Pinnacle Merger Sub, Inc.
785	9.50%, 10/01/2023 ■	863
	Ply Gem Industries, Inc.
150	6.50%, 02/01/2022 ■	140
	Provident Funding Associates L.P.
2,000	6.75%, 06/15/2021 ■	1,985
	Range Resources Corp.
15	6.75%, 08/01/2020	16
	Realogy Corp.
75	7.63%, 01/15/2020 ■	81
	Royal Caribbean Cruises Ltd.
630	5.25%, 11/15/2022	652
	Salix Pharmaceuticals Ltd.
1,960	6.00%, 01/15/2021 ■	2,048
	Savient Pharmaceuticals, Inc.
205	0.00%, 02/01/2018 Ω	—
	SBA Telecommunications, Inc.
170	8.25%, 08/15/2019	177
	Service Corp. International
1,430	5.38%, 01/15/2022	1,448
	ServiceMaster (The) Co.
851	7.00%, 08/15/2020	870
	Softbrands, Inc.
475	11.50%, 07/15/2018	531
	Sovereign Capital Trust IV
125	7.91%, 06/13/2036	134
	Spectrum Brands, Inc.
950	6.38%, 11/15/2020	1,000
940	6.63%, 11/15/2022	996
	Sprint Communications, Inc.
2,755	7.25%, 09/15/2021 ■	2,934
75	9.00%, 11/15/2018 ■	88
	Sun Products Corp.
625	7.75%, 03/15/2021 ■	512
	Syniverse Holdings, Inc.
2,640	9.13%, 01/15/2019	2,772
	Tempur Sealy International, Inc.
395	6.88%, 12/15/2020	420
	Texas Competitive Electric Co.
925	0.00%, 10/01/2020 ■Ω	791
	T-Mobile USA, Inc.
575	5.25%, 09/01/2018	592
785	6.46%, 04/28/2019	819
	TMX Finance LLC
1,530	8.50%, 09/15/2018 ■	1,624
	United States Steel Corp.
1,037	7.38%, 04/01/2020	1,138

6

The Hartford World Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 9.3% - (continued)
		United States - 5.0% - (continued)
		Verint Systems, Inc.
	$462	1.50%, 06/01/2021 β	$469
		Verizon Communications, Inc.
	7,350	6.55%, 09/15/2043	9,231
		Weekley Homes LLC
	50	6.00%, 02/01/2023	50
			127,727
		Total Corporate Bonds
		(Cost $233,763)	$237,843

Foreign Government Obligations - 55.6%
		Argentina - 0.0%
		Argentina (Republic of)
	659	8.28%, 12/31/2033	593

		Australia - 4.6%
		Australia (Commonwealth of)
AUD	16,750	2.75%, 04/21/2024	$14,593
AUD	42,630	4.50%, 04/15/2020	42,493
AUD	32,000	5.25%, 03/15/2019	32,656
AUD	24,405	5.50%, 04/21/2023	26,195
			115,937
		Belgium - 0.3%
		Belgium (Kingdom of)
EUR	5,590	2.60%, 06/22/2024 ■	8,191

		Brazil - 0.1%
		Brazil (Federative Republic of)
BRL	2,555	10.00%, 01/01/2017	1,091

		Denmark - 6.8%
		Denmark (Kingdom of)
DKK	194,260	1.50%, 11/15/2023	35,739
DKK	100,000	2.00%, 11/15/2014	18,058
DKK	169,000	2.50%, 11/15/2016	32,009
DKK	23,255	3.00%, 11/15/2021	4,810
DKK	412,665	4.00%, 11/15/2015 - 11/15/2019	83,628
			174,244
		Finland - 6.6%
		Finland (Republic of)
EUR	63,410	1.13%, 09/15/2018 ■	87,838
EUR	41,040	1.50%, 04/15/2023 ■	56,479
EUR	18,000	1.75%, 04/15/2016 ■	24,794
			169,111
		Germany - 7.1%
		Germany (Federal Republic of)
EUR	32,470	0.12%, 12/11/2015 ○	43,459
EUR	63,395	0.25%, 04/13/2018	85,149
EUR	5,770	0.75%, 04/15/2018 ◄	8,075
EUR	10,115	0.75%, 02/24/2017	13,789
EUR	15,000	1.50%, 05/15/2024	20,678
EUR	3,255	2.00%, 08/15/2023	4,712
EUR	3,580	3.75%, 01/04/2019	5,539
			181,401
		Italy - 3.2%
		Italy (Republic of)
EUR	8,240	%, 05/15/2017	11,154
EUR	29,550	0.27%, 09/30/2014 ○	39,558
EUR	17,020	3.00%, 11/01/2015	23,530
EUR	5,360	3.75%, 09/01/2024	7,845
			82,087
		Mexico - 3.7%
		Mexico (United Mexican States)
	3,476	5.13%, 01/15/2020	3,902
MXN	914,018	10.00%, 12/05/2024	91,204
			95,106
		Netherlands - 6.9%
		Netherlands (Government of)
EUR	56,505	1.25%, 01/15/2018 - 01/15/2019 ■	78,566
EUR	27,395	1.75%, 07/15/2023 ■	38,344
EUR	4,430	3.25%, 07/15/2021 ■	6,902
EUR	36,555	4.00%, 07/15/2016 ■	52,685
			176,497
		South Korea - 3.5%
		Korea (Republic of)
KRW	83,315,350	4.25%, 06/10/2021	87,719

		Spain - 0.4%
		Spain (Kingdom of)
EUR	7,850	2.10%, 04/30/2017	10,929

		Sweden - 6.3%
		Sweden (Kingdom of)
SEK	182,355	1.50%, 11/13/2023	26,253
SEK	178,815	3.00%, 07/12/2016	27,270
SEK	127,520	3.75%, 08/12/2017	20,281
SEK	429,805	4.25%, 03/12/2019	71,996
SEK	95,000	4.50%, 08/12/2015	14,376
			160,176
		United Kingdom - 6.0%
		U.K. Treasury
GBP	17,500	1.75%, 01/22/2017 §	29,925
		United Kingdom (Government of)
GBP	55,130	1.75%, 07/22/2019 §	91,908
GBP	18,445	2.75%, 09/07/2024	31,136
			152,969
		Venezuela - 0.1%
		Venezuela (Republic of)
	1,050	8.50%, 10/08/2014	1,047

		Total Foreign Government Obligations
		(Cost $1,408,707)	$1,417,098

Senior Floating Rate Interests ♦ - 2.6%
		Germany - 0.0%
		CeramTec
EUR	103	4.75%, 08/28/2020	139
		Faenza Acquisition Gmbh
EUR	337	4.75%, 08/28/2020	455
			594
		Ireland - 0.1%
		Ardagh Holdings USA, Inc.
	$1,285	4.00%, 12/17/2019	$1,279

7

The Hartford World Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Senior Floating Rate Interests ♦ - 2.6% - (continued)
		United States - 2.5%
		99 Cents Only Stores
	$1,767	4.50%, 01/11/2019	$1,769
		Alliance Laundry Systems LLC
	3,589	4.25%, 12/10/2018	3,595
		AMC Entertainment, Inc.
	869	3.50%, 04/30/2020	865
		American Builders & Contractors Supply Co., Inc.
	1,295	3.50%, 04/16/2020	1,284
		Amscan Holdings, Inc.
	3,419	4.00%, 07/27/2019	3,382
		AmSurg Corp.
	1,920	3.75%, 07/08/2021	1,913
		Apex Tool Group LLC
	257	4.50%, 01/31/2020	252
		Arch Coal, Inc.
	1,036	6.25%, 05/16/2018	1,014
		Asurion LLC
	788	4.25%, 07/08/2020 ☼	784
	2,280	5.00%, 05/24/2019	2,286
	350	8.50%, 03/03/2021	358
		Avago Technologies Ltd.
	1,445	3.75%, 05/06/2021	1,441
		Bauer Performance Sports Ltd.
	1,201	4.00%, 04/15/2021	1,198
		Calpine Corp.
	1,031	4.00%, 10/09/2019 - 10/31/2020	1,031
		Chrysler Group LLC
	97	3.50%, 05/24/2017	97
		Community Health Systems, Inc.
	567	4.25%, 01/27/2021	568
		Crosby Worldwide Ltd.
	677	4.00%, 11/23/2020	673
		Darling International, Inc.
EUR	1,870	3.50%, 01/06/2021	2,502
		First Data Corp.
	2,975	3.67%, 03/23/2018 - 09/24/2018	2,939
		Fly Leasing Ltd.
	1,268	4.50%, 08/09/2019	1,268
		Freescale Semiconductor, Inc.
	1,647	4.25%, 02/28/2020	1,637
	1,449	5.00%, 01/15/2021	1,449
		Gardner Denver, Inc.
EUR	1,335	4.75%, 07/30/2020	1,793
		Hilton Worldwide Holdings, Inc.
	1,343	3.50%, 08/07/2020	1,334
		Houghton International, Inc.
	192	4.00%, 12/20/2019	191
		Hyland Software, Inc.
	838	4.75%, 02/19/2021	839
		Interactive Data Corp.
	2,446	4.75%, 05/02/2021	2,450
		Lands' End, Inc.
	1,401	4.25%, 04/04/2021	1,396
		Light Tower Fiber LLC
	1,094	4.00%, 04/13/2020	1,089
		MGM Resorts International
	522	3.50%, 12/20/2019	518
		MISYS plc
	516	5.00%, 12/12/2018	518
		Multiplan, Inc.
	2,048	4.00%, 03/31/2021	2,036
		Neiman Marcus (The) Group, Inc.
	3,234	4.25%, 10/25/2020	3,215
		Nortek, Inc.
	2,080	3.75%, 10/30/2020	2,074
		Nuveen Investments, Inc.
	1,736	4.16%, 05/13/2017	1,733
		Ply Gem Industries, Inc.
	953	4.00%, 02/01/2021	943
		Realogy Group LLC
	210	3.75%, 03/05/2020	208
		Rexnord LLC
	2,739	4.00%, 08/21/2020	2,732
		ServiceMaster (The) Co.
	2,935	4.25%, 07/01/2021	2,893
		Signode Industrial Group US, Inc.
EUR	800	4.25%, 05/01/2021	1,070
		Sprouts Farmers Markets Holdings LLC
	691	4.00%, 04/23/2020	689
		Star West Generation LLC
	754	4.25%, 03/13/2020	755
		Syniverse Holdings, Inc.
	1,958	4.00%, 04/23/2019	1,947
		Tribune Co.
	1,423	4.00%, 12/27/2020	1,418
			64,146
		Total Senior Floating Rate Interests
		(Cost $66,058)	$66,019

U.S. Government Agencies - 0.1%
		United States - 0.1%
		FHLMC
	$3,691	1.78%, 09/25/2041 ►	$467
	1,428	1.86%, 08/25/2016 ►	34
	2,200	2.11%, 12/25/2041 ►	350
	6,088	2.28%, 01/25/2024 ►	1,029
	10,140	2.29%, 12/25/2039 ►	1,394
			3,274
		Total U.S. Government Agencies
		(Cost $3,040)	$3,274

8

The Hartford World Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
U.S. Government Securities - 10.6%
	United States - 10.6%
	U.S. Treasury Notes
$101,000	0.25%, 05/15/2015		$101,118
6,945	0.38%, 07/15/2023 ◄		7,212
70,085	0.38%, 03/15/2016		70,101
6,420	0.63%, 04/30/2018		6,237
50,265	0.75%, 12/31/2017 ╦		49,417
26,890	1.25%, 01/31/2019		26,426
4,285	1.75%, 05/15/2023 ╦‡		4,041
6,085	2.50%, 05/15/2024 ╦		6,056
			270,608
	Total U.S. Government Securities
	(Cost $270,956)		$270,608

Preferred Stocks - 0.1%
	United States - 0.1%
—	Citigroup Capital XIII		$11
61	GMAC Capital Trust I β		1,658
7	Intelsat S.A., 5.75% β		343
			2,012
	Total Preferred Stocks
	(Cost $1,968)		$2,012

	Total Long-Term Investments Excluding Purchased Options
	(Cost $2,322,037)		$2,337,240

Short-Term Investments - 5.4%
	Repurchase Agreements - 5.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $17,218, collateralized by GNMA 4.00%, 2044, value of $17,562)
$17,218	0.08%, 7/31/2014		$17,218
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $6,713, collateralized by FHLMC
2.00% - 3.50%, 2023 - 2043, FNMA 2.00% -
4.50%, 2026 - 2042, GNMA 3.00%, 2043,
	value of $6,847)
6,713	0.08%, 7/31/2014		6,713
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $14,398, collateralized by U.S.
Treasury Bill 0.05% - 0.10%, 2014 - 2015,
U.S. Treasury Bond 2.75% - 11.25%, 2015 -
2044, U.S. Treasury Note 0.13% - 4.63%,
	2014 - 2023, value of $14,686)
14,398	0.07%, 7/31/2014		14,398
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $19,299, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $19,684)
19,298	0.06%, 7/31/2014		19,298
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
08/01/2014 in the amount of $14,304,
collateralized by U.S. Treasury Bond 6.38%,
2027, U.S. Treasury Note 0.75% - 3.38%,
	2018 - 2023, value of $14,590)
14,304	0.06%, 7/31/2014		14,304
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $17,694, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury
Bond 5.00%, 2037, U.S. Treasury Note
	2.63%, 2020, value of $18,048)
17,694	0.09%, 7/31/2014		17,694
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $10,539, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% - 4.25%, 2015 - 2018, value of
	$10,750)
10,539	0.07%, 7/31/2014		10,539
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$38,114, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%,
	2016, value of $38,876)
38,114	0.08%, 7/31/2014		38,114
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $394, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $406)
394	0.07%, 7/31/2014		394
			138,672
	Total Short-Term Investments
	(Cost $138,672)		$138,672

	Total Investments Excluding Purchased Options
	(Cost $2,460,709)	97.0%	$2,475,912
	Total Purchased Options
	(Cost $606)	—%	403
	Total Investments
	(Cost $2,461,315) ▲	97.0%	$2,476,315
	Other Assets and Liabilities	3.0%	75,074
	Total Net Assets	100.0%	$2,551,389

9

The Hartford World Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $2,462,254 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$29,911
Unrealized Depreciation	(15,850)
Net Unrealized Appreciation	$14,061

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

Ω	Debt security in default due to bankruptcy.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $642,014, which represents 25.2% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $164,926, which represents 6.5% of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Þ	This security may pay interest in additional principal instead of cash.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $179 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
Futures contracts	$4,143	$–
OTC swaps contracts	225	745
Centrally cleared swaps contracts	4,968	–
Total	$9,336	$745

10

The Hartford World Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

OTC Option Contracts Outstanding at July 31, 2014

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Call option contracts
CMS Spread Option CMS10/CMS5	JPM	IR	0.75%	10/31/14	USD	169,590,000	$106	$106	$–
USD Call/CAD Put	JPM	FX	1.11 CAD per USD	01/23/15	USD	391,000	139	90	49
USD Call/CNH Put	SCB	FX	6.50 CNH per USD	04/16/15	USD	18,785,000	46	145	(99)
Total call option contracts						188,766,000	$291	$341	$(50)
Put option contracts
EUR Put/USD Call	JPM	FX	1.26 USD per EUR	03/05/15	EUR	10,155,000	$83	$116	$(33)
EUR Put/USD Call	GSC	FX	1.25 USD per EUR	11/04/14	EUR	916,000	29	149	(120)
Total put option contracts						11,071,000	$112	$265	$(153)
Total purchased option contracts						199,837,000	$403	$606	$(203)

*  The number of contracts does not omit 000's.

Futures Contracts Outstanding at July 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)			Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset		Liability	Asset	Liability
Long position contracts:
Australian 3-Year Bond Future	500	09/15/2014	$50,939	$50,855		$–	$(84)	$–	$(70)
Long Gilt Future	92	09/26/2014	17,307	17,191		–	(116)	125	(360)
U.S. Treasury 2-Year Note Future	4	09/30/2014	877	878		1	–	–	–
U.S. Treasury 30-Year Bond Future	867	09/19/2014	119,491	119,131		–	(360)	18	(164)
Total					$		$(560)	$143	$(594)
Short position contracts:
Euro BUXL 30-Year Bond Future	177	09/08/2014	$32,471	$32,551		$–	$(80)	$174	$(35)
Euro FX Currency Future	220	09/15/2014	37,422	36,828		594	–	3	–
Euro-BOBL Future	272	09/08/2014	46,713	46,755		–	(42)	24	(65)
Euro-BTP Future	59	09/08/2014	10,109	10,094		15	–	15	–
Euro-BUND Future	67	09/08/2014	13,268	13,277		–	(9)	–	(37)
Euro-OAT Future	99	09/08/2014	18,806	18,835		–	(29)	7	(12)
Euro-Schatz Future	1	09/08/2014	148	148		–	–	–	–
Japan 10-Year Bond Future	177	09/10/2014	249,661	251,085		–	(1,424)	103	–
U.S. Treasury 10-Year Note Future	850	09/19/2014	106,294	105,918		376	–	137	(60)
U.S. Treasury 5-Year Note Future	630	09/30/2014	74,792	74,866		–	(74)	–	(136)
Total						$985	$(1,658)	$463	$(345)
Total futures contracts						$986	$(2,218)	$606	$(939)

* The number of contracts does not omit 000's.

11

The Hartford World Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at July 31, 2014

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.6	CSI	USD	502	(0.11)%	05/25/46	$120	$–	$103	$–	$(17)
ABX.HE.AAA.6	JPM	USD	1,975	(0.18)%	07/25/45	75	–	49	–	(26)
CMBX.NA.A.6	CSI	USD	580	(2.00)%	05/11/63	–	(5)	(4)	1	–
CMBX.NA.A.7	JPM	USD	2,140	(2.25)%	01/17/47	–	(45)	(4)	41	–
CMBX.NA.AA.1	DEUT	USD	935	(0.25)%	10/12/52	175	–	140	–	(35)
CMBX.NA.AA.2	JPM	USD	3,363	(0.15)%	03/15/49	1,177	–	1,086	–	(91)
CMBX.NA.AA.7	CSI	USD	750	(1.50)%	01/17/47	3	–	2	–	(1)
CMBX.NA.AA.7	CSI	USD	755	(1.50)%	01/17/47	–	(7)	2	9	–
CMBX.NA.AA.7	MSC	USD	635	(1.50)%	01/17/47	–	(6)	1	7	–
CMBX.NA.AJ.1	DEUT	USD	1,040	(0.84)%	10/12/52	61	–	29	–	(32)
CMBX.NA.AJ.2	DEUT	USD	1,023	(1.09)%	03/15/49	94	–	89	–	(5)
CMBX.NA.AJ.4	CBK	USD	652	(0.96)%	02/17/51	125	–	125	–	–
CMBX.NA.AJ.4	CSI	USD	383	(0.96)%	02/17/51	68	–	73	5	–
CMBX.NA.AJ.4	DEUT	USD	832	(0.96)%	02/17/51	163	–	159	–	(4)
CMBX.NA.AJ.4	GSC	USD	837	(0.96)%	02/17/51	146	–	160	14	–
CMBX.NA.AJ.4	JPM	USD	1,250	(0.96)%	02/17/51	321	–	239	–	(82)
CMBX.NA.AM.2	JPM	USD	4,205	(0.50)%	03/15/49	163	–	64	–	(99)
CMBX.NA.AM.4	JPM	USD	690	(0.50)%	02/17/51	60	–	34	–	(26)
CMBX.NA.AS.6	CSI	USD	1,585	(1.00)%	05/11/63	21	–	13	–	(8)
CMBX.NA.AS.7	CSI	USD	9,350	(1.00)%	01/17/47	84	–	112	28	–
CMBX.NA.AS.7	CSI	USD	780	(1.00)%	01/17/47	18	–	9	–	(9)
ITRX.EUR.21	DEUT	EUR	6,060	(1.00)%	06/20/19	–	(98)	(104)	–	(6)
ITRX.SUB.FIN.16	JPM	EUR	155	(5.00)%	12/20/16	2	–	(21)	–	(23)
Total						$2,876	$(161)	$2,356	$105	$(464)
Sell protection:
CMBX.NA.A.2	BOA	USD	404	0.25%	03/15/49	$–	$(237)	$(245)	$–	$(8)
CMBX.NA.A.7	CSI	USD	2,645	0.50%	01/17/47	–	(92)	(75)	17	–
CMBX.NA.AAA.6	CSI	USD	9,321	0.50%	05/11/63	–	(529)	(170)	359	–
CMBX.NA.AAA.6	DEUT	USD	22,365	0.50%	05/11/63	–	(819)	(408)	411	–
CMBX.NA.BB.6	CSI	USD	1,580	5.00%	05/11/63	27	–	(1)	–	(28)
CMBX.NA.BB.6	CSI	USD	2,519	5.00%	05/11/63	–	(203)	(1)	202	–
CMBX.NA.BB.6	GSC	USD	179	5.00%	05/11/63	1	–	–	–	(1)
CMBX.NA.BB.7	CSI	USD	95	5.00%	01/17/47	–	(5)	(2)	3	–
CMBX.NA.BB.7	DEUT	USD	640	5.00%	01/17/47	–	(16)	(11)	5	–
CMBX.NA.BB.7	GSC	USD	1,485	5.00%	01/17/47	–	(90)	(26)	64	–
CMBX.NA.BB.7	MSC	USD	945	5.00%	01/17/47	–	(13)	(17)	–	(4)
CMBX.NA.BBB-.6	BCLY	USD	430	3.00%	05/11/63	8	–	–	–	(8)
CMBX.NA.BBB-.6	CSI	USD	940	3.00%	05/11/63	–	(60)	2	62	–
CMBX.NA.BBB-.7	UBS	USD	1,355	3.00%	01/17/47	–	(74)	(20)	54	–
PrimeX.ARM.2	CSI	USD	1,473	4.58%	12/25/37	43	–	46	3	–
PrimeX.FRM.1	JPM	USD	191	4.42%	07/25/36	19	–	20	1	–
Total						$98	$(2,138)	$(908)	$1,181	$(49)
Total traded indices						$2,974	$(2,299)	$1,448	$1,286	$(513)
Credit default swaps on single-name issues:
Buy protection:
Australia & New Zealand Banking Group Ltd.	DEUT	USD	3,350	(1.00)% / (0.82)%	09/20/19	$–	$(13)	$(30)	$–	$(17)
Avis Budget Group, Inc.	BOA	USD	75	(5.00)% / (0.93)%	03/20/17	3	–	(8)	–	(11)
Beazer Homes USA Inc.	BOA	USD	1,620	(5.00)% / (4.05)%	12/20/18	–	(15)	(62)	–	(47)
CenturyLink. Inc.	DEUT	USD	2,970	(1.00)% / (1.98)%	09/20/19	117	–	140	23	–
Commonwealth Bank of Australia	DEUT	USD	3,450	(1.00)% / (0.82)%	09/20/19	–	(14)	(32)	–	(18)
Domtar Corp.	GSC	USD	55	(1.00)% / (0.59)%	12/20/16	2	–	(1)	–	(3)
Frontier Communications	BOA	USD	625	(5.00)% / (1.35)%	09/20/17	19	–	(70)	–	(89)

12

The Hartford World Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at July 31, 2014 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues: - (continued)
Buy protection: - (continued)
National Australia Bank	DEUT	USD	3,350	(1.00)% / (0.82)%	09/20/19	$–	$(14)	$(31)	$–	$(17)
Peugeot S.A.	CBK	EUR	70	(1.00)% / (1.22)%	12/20/16	18	–	1	–	(17)
Rite Aid Corp.	GSC	USD	105	(5.00)% / (1.35)%	06/20/17	8	–	(11)	–	(19)
Telefonica S.A.	CSI	EUR	2,925	(1.00)% / (0.95)%	06/20/19	6	–	(9)	–	(15)
Telefonica S.A.	JPM	EUR	2,025	(1.00)% / (0.95)%	06/20/19	6	–	(6)	–	(12)
Valeant Pharmaceuticals	JPM	USD	3,950	(5.00)% / (2.50)%	06/20/19	–	(514)	(443)	71	–
Westpac Banking Corp.	DEUT	USD	3,350	(1.00)% / (0.84)%	09/20/19	–	(13)	(27)	–	(14)
Total						$179	$(583)	$(589)	$94	$(279)
Sell protection:
K Hovnanian Enterprises, Inc.	BOA	USD	1,650	5.00% / 4.93%	12/20/18	$–	$(38)	$5	$43	$–
Koninklijke KPN, N.V.	CSI	EUR	2,925	1.00% / 0.90%	06/20/19	–	(11)	19	30	–
Koninklijke KPN, N.V.	JPM	EUR	2,025	1.00% / 0.90%	06/20/19	–	(8)	13	21	–
Total						$–	$(57)	$37	$94	$–
Total single-name issues						$179	$(640)	$(552)	$188	$(279)
						$3,153	$(2,939)	$896	$1,474	$(792)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.22	CME	USD	24,943	(5.00)%	06/20/19	$(2,014)	$(1,686)	$328	$–	$236	$–
ITRX.XOV.21	ICE	EUR	20,910	(5.00)%	06/20/19	(2,832)	(2,881)	–	(49)	265	–
Total						$(4,846)	$(4,567)	$328	$(49)	$501	$–

(a)	The FCM to the contracts is MSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount		Date	Paid	Received	Value ╪	Asset	Liability
CSI	0.82% Fixed	6M JPY LIBOR	JPY	494,415	02/18/23	$–	$–	$(116)	$–	$(116)
DEUT	0.82% Fixed	6M JPY LIBOR	JPY	494,410	02/18/23	–	–	(115)	–	(115)
DEUT	KRW CD KSDA	3.01% Fixed	KRW	4,389,345	09/17/24	–	–	28	28	–
DEUT	MXIBTIIE	8.41% Fixed	MXN	22,075	12/13/23	–	–	59	59	–
JPM	0.05% Fixed	6M CHF LIBOR	CHF	32,595	09/17/16	–	–	24	24	–

13

The Hartford World Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2014  - (continued)

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount		Date	Paid	Received	Value ╪	Asset	Liability
JPM	0.18% Fixed	6M CHF LIBOR	CHF	18,040	03/19/16	$–	$–	$(36)	$–	$(36)
JPM	1.11% Fixed	3M STIBOR	SEK	243,760	09/16/16	–	–	(108)	–	(108)
JPM	KRW CD KSDA	2.76% Fixed	KRW	8,081,590	09/17/19	–	–	22	22	–
MSC	MXIBTIIE	8.40% Fixed	MXN	50,485	12/13/23	–	–	133	133	–
Total						$–	$–	$(109)	$266	$(375)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2014

Clearing	Payments made	Payments received	Notional		Expiration	Upfront Premiums Paid	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
House (a)	by Fund	by Fund	Amount		Date	(Received)	Value ╪	Asset	Liability	Asset	Liability
LCH	1.25% Fixed	6M LIBOR JPY	JPY	1,893,250	09/18/24	$22	$(131)	$–	$(153)	$8	$–
LCH	2.73% Fixed	6M GBP LIBOR	GBP	115,080	09/21/18	53	(154)	–	(207)	45	–
LCH	3.50% Fixed	6M GBP LIBOR	GBP	42,185	06/19/24	124	(569)	–	(693)	–	(5)
Total						$199	$(854)	$–	$(1,053)	$53	$(5)

(a)	The FCM to the contracts is MSC.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	08/29/2014	DEUT	$71,290	$70,837	$–	$(453)
AUD	Buy	08/29/2014	GSC	7,061	6,948	–	(113)
AUD	Buy	08/29/2014	MSC	11,521	11,335	–	(186)
AUD	Sell	08/29/2014	CBK	32,312	31,871	441	–
AUD	Sell	08/29/2014	NAB	37,711	37,184	527	–
AUD	Sell	08/29/2014	RBC	37,706	37,183	523	–
AUD	Sell	08/29/2014	RBS	9,939	9,793	146	–
AUD	Sell	08/29/2014	WEST	131,720	130,003	1,717	–
BRL	Buy	09/03/2014	DEUT	154	153	–	(1)
BRL	Buy	08/04/2014	GSC	1,833	1,794	–	(39)
BRL	Buy	08/04/2014	SCB	1,824	1,794	–	(30)
BRL	Buy	09/03/2014	UBS	3,619	3,556	–	(63)
BRL	Sell	09/03/2014	MSC	3,730	3,708	22	–
BRL	Sell	09/03/2014	MSC	1,135	1,139	–	(4)
BRL	Sell	08/04/2014	UBS	3,649	3,588	61	–
CAD	Buy	08/29/2014	BNP	36,443	35,930	–	(513)
CAD	Buy	08/29/2014	BOA	11,203	11,068	–	(135)
CAD	Sell	08/29/2014	BOA	7,595	7,548	47	–
CAD	Sell	08/29/2014	RBC	57,862	56,948	914	–
CHF	Sell	08/29/2014	CSFB	22,347	22,182	165	–
DKK	Sell	08/29/2014	BOA	141,839	140,870	969	–
DKK	Sell	11/17/2014	BOA	18,684	18,333	351	–
DKK	Sell	08/29/2014	MSC	17,756	17,661	95	–
EUR	Buy	08/01/2014	BNP	31	31	–	–
EUR	Buy	08/29/2014	BNP	8,229	8,216	–	(13)
EUR	Buy	08/29/2014	CSFB	541	538	–	(3)
EUR	Sell	09/30/2014	BCLY	11,885	11,711	174	–
EUR	Sell	08/01/2014	BNP	8,228	8,215	13	–
EUR	Sell	08/29/2014	BNP	89,802	89,255	547	–
EUR	Sell	08/29/2014	CBA	89,663	89,149	514	–
EUR	Sell	08/29/2014	CSFB	89,669	89,135	534	–
EUR	Sell	08/29/2014	DEUT	89,631	89,144	487	–

14

The Hartford World Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Sell	09/30/2014	DEUT	$28,267	$27,820	$447	$–
EUR	Sell	08/29/2014	JPM	89,618	89,144	474	–
EUR	Sell	08/29/2014	MSC	152,680	151,816	864	–
EUR	Sell	08/29/2014	RBC	8,262	8,216	46	–
EUR	Sell	08/29/2014	SCB	38,240	38,006	234	–
GBP	Buy	08/29/2014	CBA	14,904	14,886	–	(18)
GBP	Buy	08/29/2014	CBK	97,855	97,341	–	(514)
GBP	Sell	08/04/2014	CBA	14,906	14,889	17	–
GBP	Sell	08/29/2014	CBK	170,815	169,917	898	–
GBP	Sell	08/01/2014	JPM	1,182	1,182	–	–
GBP	Sell	08/29/2014	SCB	8,412	8,350	62	–
JPY	Buy	08/29/2014	JPM	8,340	8,233	–	(107)
KRW	Sell	08/29/2014	BOA	7,536	7,523	13	–
KRW	Sell	08/29/2014	CBK	93,439	93,489	–	(50)
KRW	Sell	08/29/2014	DEUT	8,233	8,214	19	–
KRW	Sell	08/29/2014	JPM	24,527	24,464	63	–
MXN	Sell	08/29/2014	MSC	4,636	4,545	91	–
MXN	Sell	08/29/2014	RBC	94,418	92,376	2,042	–
NOK	Buy	08/29/2014	GSC	103,640	102,462	–	(1,178)
NZD	Buy	08/29/2014	WEST	8,840	8,746	–	(94)
NZD	Sell	08/29/2014	BOA	7,235	7,136	99	–
PLN	Buy	08/29/2014	BNP	113	111	–	(2)
SEK	Sell	08/29/2014	BCLY	11,845	11,734	111	–
SEK	Sell	08/29/2014	BOA	159,797	158,416	1,381	–
SEK	Sell	08/29/2014	CSFB	1,258	1,259	–	(1)
SGD	Sell	08/29/2014	CBK	6,610	6,558	52	–
TRY	Sell	08/29/2014	JPM	2,654	2,589	65	–
ZAR	Sell	08/29/2014	UBS	2,634	2,577	57	–
Total						$15,282	$(3,517)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

15

The Hartford World Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
LCH	LCH Clearnet
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	China Yuan Renminbi - Hong Kong
DKK	Danish Krone
EUR	EURO
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.SUB.FIN	Markit iTraxx - Europe Sub Financials
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
PrimeX.FRM	Markit PrimeX Fixed Rate Mortgage Backed Security

Other Abbreviations:
CD	Certificate of Deposit
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
IR	Interest Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate
OTC	Over-the-Counter
STIBOR	Stockholm Interbank Offered Rate

Credit Exposure
as of July 31, 2014
Credit Rating *	Percentage of Net Assets
Aaa / AAA	44.3%
Aa / AA	19.8
A	4.3
Baa / BBB	6.0
Ba / BB	3.7
B	5.1
Caa / CCC or Lower	3.7
Not Rated	4.6
Non-Debt Securities and Other Short-Term Instruments	5.5
Other Assets and Liabilities	3.0
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

Currency Concentration of Securities
as of July 31, 2014
Percentage of
Description	Net Assets
Australian Dollar	4.6%
Brazilian Real	0.1
British Pound	6.3
Danish Kroner	6.8
Euro	26.7
Mexican New Peso	3.6
Republic of Korea Won	3.5
Swedish Krona	6.3
United States Dollar	39.1
Other Assets and Liabilities	3.0
Total	100.0%

16

The Hartford World Bond Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$340,386	$–	$311,173	$29,213
Corporate Bonds	237,843	–	237,843	–
Foreign Government Obligations	1,417,098	–	1,417,098	–
Preferred Stocks	2,012	2,012	–	–
Senior Floating Rate Interests	66,019	–	66,019	–
U.S. Government Agencies	3,274	–	3,274	–
U.S. Government Securities	270,608	6,056	264,552	–
Short-Term Investments	138,672	–	138,672	–
Purchased Options	403	–	403	–
Total	$2,476,315	$8,068	$2,439,034	$29,213
Foreign Currency Contracts *	$15,282	$–	$15,282	$–
Futures *	986	986	–	–
Swaps - Credit Default *	1,802	–	1,802	–
Swaps - Interest Rate *	266	–	266	–
Total	$18,336	$986	$17,350	$–
Liabilities:
Foreign Currency Contracts *	$3,517	$–	$3,517	$–
Futures *	2,218	2,218	–	–
Swaps - Credit Default *	841	–	841	–
Swaps - Interest Rate *	1,428	–	1,428	–
Total	$8,004	$2,218	$5,786	$–

♦	For the nine-month period ended July 31, 2014, investments valued at $14,731 were transferred from Level 1 to Level 2, and investments valued at $377 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$21,272	$553	$734	†	$327	$17,207	$(7,683)	$2,142	$(5,339)	$29,213
Corporate Bonds	3,551	—	—		—	—	—	—	(3,551)	—
Total	$24,823	$553	$734		$327	$17,207	$(7,683)	$2,142	$(8,890)	$29,213

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $799.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

17

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: September 12, 2014	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 12, 2014	By: /s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: September 12, 2014	By: /s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller